UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2015 – March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

JNL/American Funds® Blue Chip Income and Growth Fund

	Shares	Value
INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	130,733	$1,928,306
Total Investment Companies (cost $1,489,784)		1,928,306
Total Investments - 100.0% (cost $1,489,784)		1,928,306
Other Assets and Liabilities - Net - (0.0%)		(724)
Total Net Assets - 100.0%		$1,927,582

JNL/American Funds® Global Bond Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL FIXED INCOME - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	41,432	$485,993
Total Investment Companies (cost $507,725)		485,993
Total Investments - 100.0% (cost $507,725)		485,993
Other Assets and Liabilities - Net - (0.0%)		(169)
Total Net Assets - 100.0%		$485,824

JNL/American Funds® Global Small Capitalization Fund

INVESTMENT COMPANIES - 100.0%
GLOBAL EQUITY - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	15,238	$416,147
Total Investment Companies (cost $340,377)		416,147
Total Investments - 100.0% (cost $340,377)		416,147
Other Assets and Liabilities - Net - (0.0%)		(141)
Total Net Assets - 100.0%		$416,006

JNL/American Funds® Growth-Income Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1 (a)	48,570	$2,606,746
Total Investment Companies (cost $2,088,923)		2,606,746
Total Investments - 100.0% (cost $2,088,923)		2,606,746
Other Assets and Liabilities - Net - (0.0%)		(1,139)
Total Net Assets - 100.0%		$2,605,607

JNL/American Funds® International Fund

INVESTMENT COMPANIES - 100.0%
INTERNATIONAL EQUITY - 100.0%
American Funds Insurance Series - International Fund - Class 1 (a)	39,083	$838,321
Total Investment Companies (cost $739,146)		838,321
Total Investments - 100.0% (cost $739,146)		838,321
Other Assets and Liabilities - Net - (0.0%)		(349)
Total Net Assets - 100.0%		$837,972

JNL/American Funds® New World Fund

INVESTMENT COMPANIES - 100.0%
EMERGING MARKETS EQUITY - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	36,760	$783,719
Total Investment Companies (cost $833,479)		783,719
Total Investments - 100.0% (cost $833,479)		783,719
Other Assets and Liabilities - Net - (0.0%)		(330)
Total Net Assets - 100.0%		$783,389

JNL Institutional Alt 20 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 19.6%
Curian Long Short Credit Fund (9.8%) (b)	3,315	$32,484
Curian/AQR Risk Parity Fund (3.4%) (b)	658	7,124
Curian/BlackRock Global Long Short Credit Fund (8.2%) (b)	2,961	30,706
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (9.2%) (b)	4,177	42,691
Curian/Neuberger Berman Currency Fund (10.6%) (b)	2,332	22,991
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (10.2%) (b)	2,328	16,967
Curian/Nicholas Convertible Arbitrage Fund (8.2%) (b)	3,213	33,383
Curian/UBS Global Long Short Fixed Income Opportunities Fund (5.4%) (b)	592	5,697
Curian/Van Eck International Gold Fund (1.7%) (b)	212	872
JNL/AQR Managed Futures Strategy Fund - Class A (6.4%) (b)	3,538	39,275
JNL/Boston Partners Global Long Short Equity Fund - Class A (8.2%) (b)	3,381	33,474
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.2%) (b)	1,849	27,438
JNL/Invesco Global Real Estate Fund - Class A (1.2%) (b)	2,314	26,167
JNL/Red Rocks Listed Private Equity Fund - Class A (2.5%) (b)	1,839	20,821
		340,090
DOMESTIC EQUITY - 28.8%
Curian Focused U.S. Equity Fund (49.0%) (b)	3,912	45,970
Curian/DFA U.S. Micro Cap Fund (22.1%) (b)	1,367	18,947
JNL/Mellon Capital Nasdaq 25 Fund - Class A (5.5%) (b)	2,684	56,878

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Mellon Capital S&P 24 Fund - Class A (6.7%) (b)	2,047	28,269
JNL/Mellon Capital S&P SMid 60 Fund - Class A (3.4%) (b)	1,146	14,437
JNL/Mellon Capital Small Cap Index Fund - Class A (3.2%) (b)	3,343	60,833
JNL/S&P Competitive Advantage Fund - Class A (3.1%) (b)	5,138	89,957
JNL/S&P Dividend Income & Growth Fund - Class A (1.9%) (b)	5,634	85,640
JNL/T. Rowe Price Value Fund - Class A (2.8%) (b)	5,744	99,891
		500,822
DOMESTIC FIXED INCOME - 22.0%
Curian/DoubleLine Total Return Fund (5.9%) (b)	7,595	81,874
JNL/PIMCO Real Return Fund - Class A (1.8%) (b)	3,100	32,827
JNL/PIMCO Total Return Bond Fund - Class A (0.8%) (b)	2,872	37,017
JNL/PPM America Floating Rate Income Fund - Class A (2.5%) (b)	3,489	37,898
JNL/PPM America High Yield Bond Fund - Class A (2.0%) (b)	8,433	57,511
JNL/PPM America Total Return Bond Fund - Class A (7.8%) (b)	7,374	89,075
JNL/Scout Unconstrained Bond Fund — Class A (6.5%) (b)	4,787	45,626
		381,828
EMERGING MARKETS EQUITY - 4.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (23.6%) (b)	550	5,320
Curian/Franklin Templeton Frontier Markets Fund (16.5%) (b)	742	6,413
JNL/Lazard Emerging Markets Fund - Class A (4.6%) (b)	6,014	58,455
		70,188
GLOBAL EQUITY - 2.3%
JNL/Franklin Templeton Global Growth Fund - Class A (3.3%) (b)	3,438	39,268

GLOBAL FIXED INCOME - 8.8%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.1%) (b)	7,429	85,582
JNL/Neuberger Berman Strategic Income Fund - Class A (8.8%) (b)	6,033	66,849
		152,431
INTERNATIONAL EQUITY - 14.4%
Curian Focused International Equity Fund (27.0%) (b)	6,217	68,141
JNL/Mellon Capital International Index Fund - Class A (7.8%) (b)	13,057	181,352
		249,493
INTERNATIONAL FIXED INCOME - 0.1%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.4%) (b)	208	2,115
Total Investment Companies (cost $1,650,967)		1,736,235
Total Investments - 100.0% (cost $1,650,967)		1,736,235
Other Assets and Liabilities - Net - (0.0%)		(272)
Total Net Assets - 100.0%		$1,735,963

JNL Institutional Alt 35 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 34.7%
Curian Long Short Credit Fund (22.8%) (b)	7,721	$75,668
Curian/AQR Risk Parity Fund (9.9%) (b)	1,933	20,918
Curian/BlackRock Global Long Short Credit Fund (18.3%) (b)	6,651	68,974
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (19.2%) (b)	8,701	88,927
Curian/Neuberger Berman Currency Fund (23.2%) (b)	5,114	50,420
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (22.8%) (b)	5,226	38,095
Curian/Nicholas Convertible Arbitrage Fund (18.5%) (b)	7,242	75,240
Curian/UBS Global Long Short Fixed Income Opportunities Fund (15.5%) (b)	1,716	16,503
Curian/Van Eck International Gold Fund (8.1%) (b)	1,014	4,178
JNL/AQR Managed Futures Strategy Fund - Class A (14.5%) (b)	8,027	89,105
JNL/Boston Partners Global Long Short Equity Fund - Class A (17.4%) (b)	7,203	71,312
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (6.0%) (b)	5,031	74,659
JNL/Invesco Global Real Estate Fund - Class A (2.9%) (b)	5,590	63,218
JNL/Red Rocks Listed Private Equity Fund - Class A (6.8%) (b)	4,976	56,327
		793,544
DOMESTIC EQUITY - 21.5%
Curian Focused U.S. Equity Fund (41.5%) (b)	3,307	38,854
Curian/DFA U.S. Micro Cap Fund (16.7%) (b)	1,032	14,305
JNL/Mellon Capital Nasdaq 25 Fund - Class A (6.0%) (b)	2,937	62,247
JNL/Mellon Capital S&P 24 Fund - Class A (6.9%) (b)	2,099	28,986
JNL/Mellon Capital S&P SMid 60 Fund - Class A (2.6%) (b)	883	11,132
JNL/Mellon Capital Small Cap Index Fund - Class A (3.7%) (b)	3,869	70,417
JNL/S&P Competitive Advantage Fund - Class A (3.1%) (b)	5,161	90,364
JNL/S&P Dividend Income & Growth Fund - Class A (1.7%) (b)	5,002	76,034
JNL/T. Rowe Price Value Fund - Class A (2.7%) (b)	5,651	98,263
		490,602
DOMESTIC FIXED INCOME - 18.6%
Curian/DoubleLine Total Return Fund (7.1%) (b)	9,080	97,878
JNL/PIMCO Real Return Fund - Class A (1.4%) (b)	2,444	25,883
JNL/PIMCO Total Return Bond Fund - Class A (0.9%) (b)	3,283	42,321
JNL/PPM America Floating Rate Income Fund - Class A (2.4%) (b)	3,313	35,983
JNL/PPM America High Yield Bond Fund - Class A (2.3%) (b)	9,578	65,325
JNL/PPM America Total Return Bond Fund - Class A (9.4%) (b)	8,939	107,986
JNL/Scout Unconstrained Bond Fund — Class A (7.0%) (b)	5,201	49,560
		424,936

See accompanying Notes to Schedules of Investments.

	Shares	Value
EMERGING MARKETS EQUITY - 3.5%
Curian/Ashmore Emerging Market Small Cap Equity Fund (19.1%) (b)	446	4,317
Curian/Franklin Templeton Frontier Markets Fund (18.1%) (b)	817	7,054
JNL/Lazard Emerging Markets Fund - Class A (5.4%) (b)	7,091	68,926
		80,297
GLOBAL EQUITY - 1.9%
JNL/Franklin Templeton Global Growth Fund - Class A (3.6%) (b)	3,794	43,329

GLOBAL FIXED INCOME - 7.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (4.6%) (b)	8,361	96,313
JNL/Neuberger Berman Strategic Income Fund - Class A (8.5%) (b)	5,812	64,397
		160,710
INTERNATIONAL EQUITY - 12.7%
Curian Focused International Equity Fund (30.5%) (b)	7,018	76,920
JNL/Mellon Capital International Index Fund - Class A (9.2%) (b)	15,404	213,961
		290,881
INTERNATIONAL FIXED INCOME - 0.1%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (0.2%) (b)	132	1,344
Total Investment Companies (cost $2,169,749)		2,285,643
Total Investments - 100.0% (cost $2,169,749)		2,285,643
Other Assets and Liabilities - Net - (0.0%)		(356)
Total Net Assets - 100.0%		$2,285,287

JNL Institutional Alt 50 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 49.2%
Curian Long Short Credit Fund (45.5%) (b)	15,408	$151,003
Curian/AQR Risk Parity Fund (17.0%) (b)	3,320	35,923
Curian/BlackRock Global Long Short Credit Fund (36.4%) (b)	13,203	136,915
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (37.4%) (b)	16,975	173,479
Curian/Franklin Templeton Natural Resources Fund (17.8%) (b)	1,114	6,642
Curian/Neuberger Berman Currency Fund (44.9%) (b)	9,887	97,482
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (34.5%) (b)	7,898	57,575
Curian/Nicholas Convertible Arbitrage Fund (36.6%) (b)	14,342	149,012
Curian/UBS Global Long Short Fixed Income Opportunities Fund (40.8%) (b)	4,505	43,338
Curian/Van Eck International Gold Fund (17.5%) (b)	2,201	9,070
JNL/AQR Managed Futures Strategy Fund - Class A (28.5%) (b)	15,842	175,841
JNL/Boston Partners Global Long Short Equity Fund - Class A (38.1%) (b)	15,772	156,141
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (11.9%) (b)	10,023	148,739
JNL/Invesco Global Real Estate Fund - Class A (5.5%) (b)	10,741	121,485
JNL/Red Rocks Listed Private Equity Fund - Class A (13.8%) (b)	10,084	114,155
		1,576,800
DOMESTIC EQUITY - 16.5%
Curian/DFA U.S. Micro Cap Fund (16.7%) (b)	1,033	14,318
JNL/Mellon Capital Nasdaq 25 Fund - Class A (6.7%) (b)	3,283	69,562
JNL/Mellon Capital S&P 24 Fund - Class A (6.1%) (b)	1,849	25,530
JNL/Mellon Capital S&P SMid 60 Fund - Class A (1.2%) (b)	391	4,927
JNL/Mellon Capital Small Cap Index Fund - Class A (4.0%) (b)	4,205	76,540
JNL/S&P Competitive Advantage Fund - Class A (3.7%) (b)	6,133	107,392
JNL/S&P Dividend Income & Growth Fund - Class A (2.2%) (b)	6,556	99,653
JNL/T. Rowe Price Value Fund - Class A (3.6%) (b)	7,485	130,162
		528,084
DOMESTIC FIXED INCOME - 14.9%
Curian/DoubleLine Total Return Fund (8.3%) (b)	10,618	114,468
JNL/PIMCO Real Return Fund - Class A (1.7%) (b)	2,912	30,834
JNL/PIMCO Total Return Bond Fund - Class A (0.9%) (b)	3,366	43,385
JNL/PPM America Floating Rate Income Fund - Class A (2.7%) (b)	3,852	41,833
JNL/PPM America High Yield Bond Fund - Class A (2.7%) (b)	10,903	74,356
JNL/PPM America Total Return Bond Fund - Class A (10.3%) (b)	9,821	118,643
JNL/Scout Unconstrained Bond Fund - Class A (7.7%) (b)	5,689	54,221
		477,740
EMERGING MARKETS EQUITY - 2.6%
Curian/Ashmore Emerging Market Small Cap Equity Fund (27.0%) (b)	629	6,090
Curian/Franklin Templeton Frontier Markets Fund (15.9%) (b)	717	6,192
JNL/Lazard Emerging Markets Fund - Class A (5.6%) (b)	7,349	71,433
		83,715
GLOBAL EQUITY - 1.1%
JNL/Franklin Templeton Global Growth Fund - Class A (3.1%) (b)	3,240	36,997

GLOBAL FIXED INCOME - 5.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (5.1%) (b)	9,271	106,805
JNL/Neuberger Berman Strategic Income Fund - Class A (9.9%) (b)	6,737	74,643
		181,448
INTERNATIONAL EQUITY - 10.0%
Curian Focused International Equity Fund (35.1%) (b)	8,071	88,454

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/Mellon Capital International Index Fund - Class A (10.0%) (b)	16,779	233,061
		321,515
Total Investment Companies (cost $3,054,824)		3,206,299
Total Investments - 100.0% (cost $3,054,824)		3,206,299
Other Assets and Liabilities - Net - (0.0%)		(488)
Total Net Assets - 100.0%		$3,205,811

JNL Institutional Alt 65 Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 65.1%
Curian Long Short Credit Fund (12.2%) (b)	4,139	$40,562
Curian/AQR Risk Parity Fund (0.8%) (b)	162	1,757
Curian/BlackRock Global Long Short Credit Fund (10.3%) (b)	3,750	38,888
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund (10.1%) (b)	4,599	46,998
Curian/Franklin Templeton Natural Resources Fund (0.6%) (b)	39	230
Curian/Neuberger Berman Currency Fund (13.7%) (b)	3,022	29,800
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund (9.9%) (b)	2,277	16,600
Curian/Nicholas Convertible Arbitrage Fund (9.3%) (b)	3,627	37,682
Curian/UBS Global Long Short Fixed Income Opportunities Fund (5.0%) (b)	556	5,347
Curian/Van Eck International Gold Fund (1.7%) (b)	211	868
JNL/AQR Managed Futures Strategy Fund - Class A (6.6%) (b)	3,639	40,395
JNL/Boston Partners Global Long Short Equity Fund - Class A (10.6%) (b)	4,406	43,619
JNL/Brookfield Global Infrastructure and MLP Fund - Class A (2.9%) (b)	2,433	36,114
JNL/Invesco Global Real Estate Fund - Class A (1.5%) (b)	2,846	32,184
JNL/Red Rocks Listed Private Equity Fund - Class A (3.0%) (b)	2,182	24,703
		395,747
DOMESTIC EQUITY - 13.0%
Curian/DFA U.S. Micro Cap Fund (0.6%) (b)	37	519
JNL/Mellon Capital Nasdaq 25 Fund - Class A (1.1%) (b)	526	11,147
JNL/Mellon Capital Small Cap Index Fund - Class A (0.5%) (b)	538	9,783
JNL/S&P Competitive Advantage Fund - Class A (0.7%) (b)	1,153	20,187
JNL/S&P Dividend Income & Growth Fund - Class A (0.4%) (b)	1,123	17,061
JNL/T. Rowe Price Value Fund - Class A (0.6%) (b)	1,182	20,556
		79,253
DOMESTIC FIXED INCOME - 7.5%
Curian/DoubleLine Total Return Fund (0.8%) (b)	993	10,711
JNL/PIMCO Real Return Fund - Class A (0.2%) (b)	263	2,781
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	244	3,153
JNL/PPM America Floating Rate Income Fund - Class A (0.4%) (b)	584	6,340
JNL/PPM America High Yield Bond Fund - Class A (0.3%) (b)	1,160	7,910
JNL/PPM America Total Return Bond Fund - Class A (0.8%) (b)	770	9,298
JNL/Scout Unconstrained Bond Fund - Class A (0.8%) (b)	584	5,564
		45,757
EMERGING MARKETS EQUITY - 2.0%
Curian/Ashmore Emerging Market Small Cap Equity Fund (3.1%) (b)	71	690
JNL/Lazard Emerging Markets Fund - Class A (0.9%) (b)	1,192	11,583
		12,273
GLOBAL EQUITY - 1.1%
JNL/Franklin Templeton Global Growth Fund - Class A (0.6%) (b)	593	6,775

GLOBAL FIXED INCOME - 2.5%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (0.5%) (b)	830	9,561
JNL/Neuberger Berman Strategic Income Fund - Class A (0.7%) (b)	482	5,341
		14,902
INTERNATIONAL EQUITY - 8.8%
Curian Focused International Equity Fund (5.7%) (b)	1,306	14,320
JNL/Mellon Capital International Index Fund - Class A (1.7%) (b)	2,806	38,972
		53,292
Total Investment Companies (cost $581,229)		607,999
Total Investments - 100.0% (cost $581,229)		607,999
Other Assets and Liabilities - Net - (0.0%)		(122)
Total Net Assets - 100.0%		$607,877

JNL/American Funds Balanced Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 32.2%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	4,527	$66,776
American Funds Insurance Series - Growth Fund - Class 1	1,595	133,183
American Funds Insurance Series - Growth-Income Fund - Class 1	1,705	91,510
		291,469
DOMESTIC FIXED INCOME - 32.2%
American Funds Insurance Series - Bond Fund - Class 1	12,920	145,608
American Funds Insurance Series - High-Income Bond Fund - Class 1	8,657	93,492
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	4,127	51,996
		291,096
EMERGING MARKETS EQUITY - 7.4%
American Funds Insurance Series - New World Fund - Class 1	3,137	66,891

See accompanying Notes to Schedules of Investments.

	Shares	Value
GLOBAL EQUITY - 17.5%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	2,525	33,308
American Funds Insurance Series - Global Growth Fund - Class 1	2,278	66,473
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	2,143	58,534
		158,315
GLOBAL FIXED INCOME - 8.0%
American Funds Insurance Series - Global Bond Fund - Class 1	6,198	72,706

INTERNATIONAL EQUITY - 2.7%
American Funds Insurance Series - International Fund - Class 1	1,161	24,897
Total Investment Companies (cost $849,474)		905,374
Total Investments - 100.0% (cost $849,474)		905,374
Other Assets and Liabilities - Net - (0.0%)		(374)
Total Net Assets - 100.0%		$905,000

JNL/American Funds Growth Allocation Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.4%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	4,744	$69,967
American Funds Insurance Series - Growth Fund - Class 1	1,673	139,738
American Funds Insurance Series - Growth-Income Fund - Class 1	1,561	83,774
		293,479
DOMESTIC FIXED INCOME - 13.4%
American Funds Insurance Series - Bond Fund - Class 1	2,663	30,011
American Funds Insurance Series - High-Income Bond Fund - Class 1	4,623	49,928
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1	1,588	20,004
		99,943
EMERGING MARKETS EQUITY - 10.4%
American Funds Insurance Series - New World Fund - Class 1	3,622	77,211

GLOBAL EQUITY - 25.4%
American Funds Insurance Series - Global Growth and Income Fund - Class 1	2,652	34,979
American Funds Insurance Series - Global Growth Fund - Class 1	2,867	83,668
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	2,566	70,078
		188,725
GLOBAL FIXED INCOME - 6.7%
American Funds Insurance Series - Global Bond Fund - Class 1	4,260	49,972

INTERNATIONAL EQUITY - 4.7%
American Funds Insurance Series - International Fund - Class 1	1,625	34,854
Total Investment Companies (cost $694,525)		744,184
Total Investments - 100.0% (cost $694,525)		744,184
Other Assets and Liabilities - Net - (0.0%)		(306)
Total Net Assets - 100.0%		$743,878

JNL Disciplined Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 39.8%
JNL/Mellon Capital Healthcare Sector Fund - Class A (1.0%) (b)	978	$26,443
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (4.2%) (b)	4,340	86,706
JNL/Mellon Capital S&P 500 Index Fund - Class A (2.1%) (b)	5,370	92,632
JNL/Mellon Capital Small Cap Index Fund - Class A (0.7%) (b)	730	13,285
JNL/S&P Competitive Advantage Fund - Class A (2.7%) (b)	4,535	79,417
JNL/S&P Dividend Income & Growth Fund - Class A (2.2%) (b)	6,568	99,834
JNL/S&P Intrinsic Value Fund - Class A (1.0%) (b)	1,593	26,535
JNL/S&P Mid 3 Fund - Class A (12.3%) (b)	4,509	53,339
JNL/T. Rowe Price Established Growth Fund - Class A (1.0%) (b)	1,502	52,873
		531,064
DOMESTIC FIXED INCOME - 33.2%
Curian/DoubleLine Total Return Fund (7.8%) (b)	9,993	107,722
JNL/PIMCO Total Return Bond Fund - Class A (1.7%) (b)	6,248	80,539
JNL/PPM America Floating Rate Income Fund - Class A (2.6%) (b)	3,720	40,402
JNL/PPM America High Yield Bond Fund - Class A (2.4%) (b)	9,866	67,285
JNL/PPM America Total Return Bond Fund - Class A (9.4%) (b)	8,904	107,558
JNL/Scout Unconstrained Bond Fund - Class A (5.7%) (b)	4,231	40,322
		443,828
EMERGING MARKETS EQUITY - 7.0%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (9.9%) (b)	9,479	94,037

GLOBAL FIXED INCOME - 10.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.2%) (b)	5,888	67,829
JNL/Neuberger Berman Strategic Income Fund - Class A (8.9%) (b)	6,064	67,191
		135,020
INTERNATIONAL EQUITY - 9.9%
JNL/Mellon Capital International Index Fund - Class A (4.2%) (b)	7,103	98,662

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/S&P International 5 Fund - Class A (21.6%) (b)	3,357	33,030
		131,692
Total Investment Companies (cost $1,261,395)		1,335,641
Total Investments - 100.0% (cost $1,261,395)		1,335,641
Other Assets and Liabilities - Net - (0.0%)		(186)
Total Net Assets - 100.0%		$1,335,455

JNL Disciplined Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 45.8%
JNL/Mellon Capital Healthcare Sector Fund - Class A (1.8%) (b)	1,788	$48,309
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (5.1%) (b)	5,283	105,556
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.7%) (b)	9,353	161,343
JNL/Mellon Capital Small Cap Index Fund - Class A (1.7%) (b)	1,780	32,392
JNL/S&P Competitive Advantage Fund - Class A (3.6%) (b)	5,974	104,601
JNL/S&P Dividend Income & Growth Fund - Class A (2.4%) (b)	6,951	105,659
JNL/S&P Intrinsic Value Fund - Class A (1.8%) (b)	2,905	48,398
JNL/S&P Mid 3 Fund - Class A (16.8%) (b)	6,178	73,082
JNL/T. Rowe Price Established Growth Fund - Class A (1.2%) (b)	1,826	64,312
		743,652
DOMESTIC FIXED INCOME - 20.2%
Curian/DoubleLine Total Return Fund (6.5%) (b)	8,372	90,249
JNL/PIMCO Total Return Bond Fund - Class A (1.1%) (b)	3,807	49,076
JNL/PPM America Floating Rate Income Fund - Class A (1.5%) (b)	2,122	23,050
JNL/PPM America High Yield Bond Fund - Class A (1.5%) (b)	6,275	42,795
JNL/PPM America Total Return Bond Fund - Class A (7.9%) (b)	7,469	90,221
JNL/Scout Unconstrained Bond Fund - Class A (4.7%) (b)	3,449	32,869
		328,260
EMERGING MARKETS EQUITY - 11.1%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (19.0%) (b)	18,215	180,690

GLOBAL FIXED INCOME - 8.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (3.9%) (b)	7,156	82,442
JNL/Neuberger Berman Strategic Income Fund - Class A (6.5%) (b)	4,438	49,170
		131,612
INTERNATIONAL EQUITY - 14.8%
JNL/Mellon Capital International Index Fund - Class A (7.2%) (b)	12,111	168,221
JNL/S&P International 5 Fund - Class A (47.4%) (b)	7,361	72,433
		240,654
Total Investment Companies (cost $1,546,751)		1,624,868
Total Investments - 100.0% (cost $1,546,751)		1,624,868
Other Assets and Liabilities - Net - (0.0%)		(220)
Total Net Assets - 100.0%		$1,624,648

JNL Disciplined Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 52.9%
JNL/Mellon Capital Healthcare Sector Fund - Class A (1.1%) (b)	1,134	$30,630
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (2.9%) (b)	3,008	60,093
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.7%) (b)	4,194	72,345
JNL/Mellon Capital Small Cap Index Fund - Class A (1.1%) (b)	1,198	21,808
JNL/S&P Competitive Advantage Fund - Class A (1.6%) (b)	2,680	46,927
JNL/S&P Dividend Income & Growth Fund - Class A (1.1%) (b)	3,352	50,944
JNL/S&P Intrinsic Value Fund - Class A (1.3%) (b)	2,175	36,242
JNL/S&P Mid 3 Fund - Class A (8.4%) (b)	3,073	36,358
JNL/T. Rowe Price Established Growth Fund - Class A (0.5%) (b)	818	28,799
		384,146
DOMESTIC FIXED INCOME - 9.1%
Curian/DoubleLine Total Return Fund (1.3%) (b)	1,696	18,278
JNL/PPM America Floating Rate Income Fund - Class A (0.5%) (b)	675	7,334
JNL/PPM America High Yield Bond Fund - Class A (0.5%) (b)	2,149	14,658
JNL/PPM America Total Return Bond Fund - Class A (1.6%) (b)	1,515	18,300
JNL/Scout Unconstrained Bond Fund - Class A (1.0%) (b)	767	7,313
		65,883
EMERGING MARKETS EQUITY - 14.6%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (11.2%) (b)	10,718	106,326

GLOBAL FIXED INCOME - 6.1%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.7%) (b)	3,178	36,612
JNL/Neuberger Berman Strategic Income Fund - Class A (1.0%) (b)	662	7,333
		43,945
INTERNATIONAL EQUITY - 17.3%
JNL/Mellon Capital International Index Fund - Class A (3.7%) (b)	6,176	85,788

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/S&P International 5 Fund - Class A (25.9%) (b)	4,018	39,536
		125,324
Total Investment Companies (cost $693,251)		725,624
Total Investments - 100.0% (cost $693,251)		725,624
Other Assets and Liabilities - Net - (0.0%)		(109)
Total Net Assets - 100.0%		$725,515

JNL/Franklin Templeton Founding Strategy Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC BALANCED - 33.2%
JNL/Franklin Templeton Income Fund - Class A (20.5%) (b)	46,624	$548,299

GLOBAL EQUITY - 66.8%
JNL/Franklin Templeton Global Growth Fund - Class A (45.8%) (b)	48,363	552,304
JNL/Franklin Templeton Mutual Shares Fund - Class A (44.5%) (b)	44,089	551,553
		1,103,857
Total Investment Companies (cost $1,303,542)		1,652,156
Total Investments - 100.0% (cost $1,303,542)		1,652,156
Other Assets and Liabilities - Net - (0.0%)		(118)
Total Net Assets - 100.0%		$1,652,038

JNL/Mellon Capital 10 x 10 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 80.1%
JNL/Mellon Capital JNL 5 Fund - Class A (6.6%) (b)	16,818	$223,179
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (2.2%) (b)	2,250	44,961
JNL/Mellon Capital S&P 500 Index Fund - Class A (1.0%) (b)	2,566	44,254
JNL/Mellon Capital Small Cap Index Fund - Class A (2.3%) (b)	2,475	45,041
		357,435
DOMESTIC FIXED INCOME - 10.0%
JNL/Mellon Capital Bond Index Fund - Class A (4.6%) (b)	3,739	44,675

INTERNATIONAL EQUITY - 9.9%
JNL/Mellon Capital International Index Fund - Class A (1.9%) (b)	3,186	44,259
Total Investment Companies (cost $306,749)		446,369
Total Investments - 100.0% (cost $306,749)		446,369
Other Assets and Liabilities - Net - (0.0%)		(29)
Total Net Assets - 100.0%		$446,340

JNL/Mellon Capital Index 5 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 60.1%
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A (7.7%) (b)	7,900	$157,852
JNL/Mellon Capital S&P 500 Index Fund - Class A (3.6%) (b)	9,015	155,516
JNL/Mellon Capital Small Cap Index Fund - Class A (8.2%) (b)	8,702	158,371
		471,739
DOMESTIC FIXED INCOME - 20.1%
JNL/Mellon Capital Bond Index Fund - Class A (16.2%) (b)	13,198	157,711

INTERNATIONAL EQUITY - 19.8%
JNL/Mellon Capital International Index Fund - Class A (6.7%) (b)	11,224	155,904
Total Investment Companies (cost $613,971)		785,354
Total Investments - 100.0% (cost $613,971)		785,354
Other Assets and Liabilities - Net - (0.0%)		(48)
Total Net Assets - 100.0%		$785,306

JNL/MMRS Conservative Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 33.6%
JNL/Eagle SmallCap Equity Fund - Class A (0.1%) (b)	35	$986
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	69	1,476
JNL/Mellon Capital 25 Fund - Class A (0.2%) (b)	84	1,484
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.2%) (b)	52	989
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	54	1,468
JNL/Mellon Capital S&P 24 Fund - Class A (0.4%) (b)	107	1,476
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	84	1,477
JNL/S&P Dividend Income & Growth Fund - Class A (0.0%) (b)	97	1,477
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	89	1,481
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	24	988
		13,302
DOMESTIC FIXED INCOME - 45.7%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.4%) (b)	356	4,255
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.3%) (b)	313	4,258
JNL/Mellon Capital Bond Index Fund - Class A (0.4%) (b)	357	4,259
JNL/PIMCO Real Return Fund - Class A (0.1%) (b)	168	1,776
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	276	3,561
		18,109

See accompanying Notes to Schedules of Investments.

	Shares	Value
EMERGING MARKETS EQUITY - 6.3%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.3%) (b)	250	2,483

GLOBAL EQUITY - 3.7%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.1%) (b)	118	1,477

GLOBAL FIXED INCOME - 4.5%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.2%) (b)	160	1,774

INTERNATIONAL EQUITY - 6.2%
JNL/Invesco International Growth Fund - Class A (0.2%) (b)	187	2,459
Total Investment Companies (cost $39,486)		39,604
Total Investments - 100.0% (cost $39,486)		39,604
Other Assets and Liabilities - Net - (0.0%)		(11)
Total Net Assets - 100.0%		$39,593

JNL/MMRS Growth Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 57.6%
JNL/Eagle SmallCap Equity Fund - Class A (0.1%) (b)	53	$1,496
JNL/Invesco Small Cap Growth Fund - Class A (0.1%) (b)	69	1,491
JNL/Mellon Capital 25 Fund - Class A (0.2%) (b)	102	1,800
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.2%) (b)	63	1,198
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	66	1,780
JNL/Mellon Capital S&P 24 Fund - Class A (0.3%) (b)	86	1,193
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	119	2,089
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (b)	157	2,385
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	126	2,094
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.0%) (b)	29	1,198
		16,724
DOMESTIC FIXED INCOME - 15.8%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.1%) (b)	72	859
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.1%) (b)	84	1,146
JNL/Mellon Capital Bond Index Fund - Class A (0.1%) (b)	96	1,146
JNL/PIMCO Real Return Fund - Class A (0.0%) (b)	54	574
JNL/PIMCO Total Return Bond Fund - Class A (0.0%) (b)	67	860
		4,585
EMERGING MARKETS EQUITY - 10.3%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.3%) (b)	304	3,010

GLOBAL EQUITY - 4.1%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.1%) (b)	95	1,194

GLOBAL FIXED INCOME - 2.0%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.1%) (b)	52	573

INTERNATIONAL EQUITY - 10.2%
JNL/Invesco International Growth Fund - Class A (0.2%) (b)	226	2,977
Total Investment Companies (cost $28,982)		29,063
Total Investments - 100.0% (cost $28,982)		29,063
Other Assets and Liabilities - Net - (0.0%)		(8)
Total Net Assets - 100.0%		$29,055

JNL/MMRS Moderate Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 51.8%
JNL/Eagle SmallCap Equity Fund - Class A (0.2%) (b)	112	$3,186
JNL/Invesco Small Cap Growth Fund - Class A (0.3%) (b)	147	3,174
JNL/Mellon Capital 25 Fund - Class A (0.5%) (b)	227	3,995
JNL/Mellon Capital Consumer Brands Sector Fund - Class A (0.4%) (b)	126	2,396
JNL/Mellon Capital Healthcare Sector Fund - Class A (0.1%) (b)	117	3,159
JNL/Mellon Capital S&P 24 Fund - Class A (0.6%) (b)	173	2,384
JNL/S&P Competitive Advantage Fund - Class A (0.1%) (b)	227	3,974
JNL/S&P Dividend Income & Growth Fund - Class A (0.1%) (b)	313	4,765
JNL/S&P Intrinsic Value Fund - Class A (0.1%) (b)	239	3,984
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (0.1%) (b)	58	2,394
		33,411
DOMESTIC FIXED INCOME - 23.2%
JNL/Goldman Sachs Core Plus Bond Fund - Class A (0.3%) (b)	265	3,171
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (0.3%) (b)	266	3,627
JNL/Mellon Capital Bond Index Fund - Class A (0.4%) (b)	304	3,628
JNL/PIMCO Real Return Fund - Class A (0.1%) (b)	172	1,819
JNL/PIMCO Total Return Bond Fund - Class A (0.1%) (b)	211	2,721
		14,966
EMERGING MARKETS EQUITY - 6.2%
JNL/Mellon Capital Emerging Markets Index Fund - Class A (0.4%) (b)	405	4,013

GLOBAL EQUITY - 3.7%
JNL/Franklin Templeton Mutual Shares Fund - Class A (0.2%) (b)	191	2,386

GLOBAL FIXED INCOME - 2.8%
JNL/Neuberger Berman Strategic Income Fund - Class A (0.2%) (b)	164	1,817

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 12.3%
JNL/Invesco International Growth Fund - Class A (0.5%) (b)	602	7,937
Total Investment Companies (cost $64,329)		64,530
Total Investments - 100.0% (cost $64,329)		64,530
Other Assets and Liabilities - Net - (0.0%)		(18)
Total Net Assets - 100.0%		$64,512

JNL/S&P 4 Fund

INVESTMENT COMPANIES - 100.0%
DOMESTIC EQUITY - 100.0%
JNL/S&P Competitive Advantage Fund - Class A (47.0%) (b)	78,470	$1,374,010
JNL/S&P Dividend Income & Growth Fund - Class A (31.0%) (b)	90,470	1,375,146
JNL/S&P Intrinsic Value Fund - Class A (50.5%) (b)	82,702	1,377,823
JNL/S&P Total Yield Fund - Class A (67.0%) (b)	91,083	1,371,703
Total Investment Companies (cost $4,728,339)		5,498,682
Total Investments - 100.0% (cost $4,728,339)		5,498,682
Other Assets and Liabilities - Net - (0.0%)		(275)
Total Net Assets - 100.0%		$5,498,407

JNL/S&P Managed Conservative Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 1.1%
JNL/Invesco Global Real Estate Fund - Class A (0.8%) (b)	1,535	$17,358

DOMESTIC EQUITY - 15.9%
JNL/DFA U.S. Core Equity Fund - Class A (4.7%) (b)	2,988	34,720
JNL/Eagle SmallCap Equity Fund - Class A (1.3%) (b)	620	17,710
JNL/Franklin Templeton Small Cap Value Fund - Class A (1.5%) (b)	1,127	17,166
JNL/Goldman Sachs Mid Cap Value Fund - Class A (1.1%) (b)	1,192	14,161
JNL/Invesco Mid Cap Value Fund - Class A (2.3%) (b)	812	13,704
JNL/JPMorgan MidCap Growth Fund - Class A (1.5%) (b)	626	21,241
JNL/T. Rowe Price Established Growth Fund - Class A (1.3%) (b)	1,972	69,442
JNL/T. Rowe Price Value Fund - Class A (1.6%) (b)	3,340	58,079
JNL/WMC Value Fund - Class A (0.9%) (b)	699	17,134
		263,357
DOMESTIC FIXED INCOME - 69.3%
Curian/DoubleLine Total Return Fund (8.9%) (b)	11,496	123,925
JNL/Goldman Sachs Core Plus Bond Fund - Class A (4.8%) (b)	4,259	50,858
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (10.9%) (b)	11,476	156,191
JNL/PIMCO Real Return Fund - Class A (3.6%) (b)	6,340	67,138
JNL/PIMCO Total Return Bond Fund - Class A (2.9%) (b)	10,600	136,631
JNL/PPM America Floating Rate Income Fund - Class A (2.4%) (b)	3,323	36,093
JNL/PPM America High Yield Bond Fund - Class A (3.6%) (b)	14,769	100,726
JNL/PPM America Low Duration Bond Fund - Class A (16.5%) (b)	10,412	104,847
JNL/PPM America Total Return Bond Fund - Class A (10.2%) (b)	9,715	117,356
JNL/Scout Unconstrained Bond Fund - Class A (11.8%) (b)	8,701	82,925
JNL/T. Rowe Price Short-Term Bond Fund - Class A (9.6%) (b)	16,909	167,903
		1,144,593
EMERGING MARKETS EQUITY - 0.9%
JNL/Lazard Emerging Markets Fund - Class A (1.2%) (b)	1,608	15,629

GLOBAL FIXED INCOME - 8.0%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (6.3%) (b)	11,472	132,153

INTERNATIONAL EQUITY - 2.0%
JNL/Invesco International Growth Fund - Class A (1.1%) (b)	1,300	17,135
JNL/JPMorgan International Value Fund - Class A (2.3%) (b)	2,091	15,888
		33,023
INTERNATIONAL FIXED INCOME - 2.8%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (8.0%) (b)	4,551	46,242
Total Investment Companies (cost $1,627,110)		1,652,355
Total Investments - 100.0% (cost $1,627,110)		1,652,355
Other Assets and Liabilities - Net - (0.0%)		(250)
Total Net Assets - 100.0%		$1,652,105

JNL/S&P Managed Moderate Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 2.1%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (2.9%) (b)	3,350	$30,990
JNL/Invesco Global Real Estate Fund - Class A (1.9%) (b)	3,632	41,076
		72,066
DOMESTIC EQUITY - 33.2%
JNL/BlackRock Large Cap Select Growth Fund - Class A (2.5%) (b)	1,107	32,282
JNL/DFA U.S. Core Equity Fund - Class A (7.7%) (b)	4,847	56,318
JNL/Eagle SmallCap Equity Fund - Class A (2.7%) (b)	1,307	37,295
JNL/Franklin Templeton Small Cap Value Fund - Class A (6.1%) (b)	4,670	71,125
JNL/Goldman Sachs Mid Cap Value Fund - Class A (5.1%) (b)	5,552	65,958
JNL/Invesco Mid Cap Value Fund - Class A (3.9%) (b)	1,386	23,397
JNL/Invesco Small Cap Growth Fund - Class A (3.4%) (b)	1,658	35,675

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/JPMorgan MidCap Growth Fund - Class A (6.6%) (b)	2,753	93,454
JNL/T. Rowe Price Established Growth Fund - Class A (6.4%) (b)	9,885	348,040
JNL/T. Rowe Price Value Fund - Class A (7.7%) (b)	15,862	275,849
JNL/WMC Value Fund - Class A (6.1%) (b)	4,516	110,690
		1,150,083
DOMESTIC FIXED INCOME - 49.8%
Curian/DoubleLine Total Return Fund (16.9%) (b)	21,787	234,860
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (12.4%) (b)	13,088	178,120
JNL/PIMCO Real Return Fund - Class A (7.4%) (b)	12,796	135,513
JNL/PIMCO Total Return Bond Fund - Class A (5.0%) (b)	17,952	231,400
JNL/PPM America Floating Rate Income Fund - Class A (2.9%) (b)	4,058	44,069
JNL/PPM America High Yield Bond Fund - Class A (6.3%) (b)	25,987	177,232
JNL/PPM America Low Duration Bond Fund - Class A (26.0%) (b)	16,396	165,111
JNL/PPM America Total Return Bond Fund - Class A (15.4%) (b)	14,659	177,084
JNL/Scout Unconstrained Bond Fund - Class A (18.7%) (b)	13,786	131,384
JNL/T. Rowe Price Short-Term Bond Fund - Class A (14.2%) (b)	25,009	248,334
		1,723,107
EMERGING MARKETS EQUITY - 1.9%
JNL/Lazard Emerging Markets Fund - Class A (5.2%) (b)	6,833	66,419

GLOBAL EQUITY - 1.1%
JNL/Oppenheimer Global Growth Fund - Class A (2.8%) (b)	2,511	38,238

GLOBAL FIXED INCOME - 7.3%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (12.1%) (b)	22,039	253,882

INTERNATIONAL EQUITY - 2.6%
JNL/Invesco International Growth Fund - Class A (3.9%) (b)	4,682	61,702
JNL/JPMorgan International Value Fund - Class A (4.1%) (b)	3,613	27,462
		89,164
INTERNATIONAL FIXED INCOME - 2.0%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (12.2%) (b)	6,979	70,910
Total Investment Companies (cost $3,252,596)		3,463,869
Total Investments - 100.0% (cost $3,252,596)		3,463,869
Other Assets and Liabilities - Net - (0.0%)		(482)
Total Net Assets - 100.0%		$3,463,387

JNL/S&P Managed Moderate Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.3%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (6.4%) (b)	7,485	$69,238
JNL/Invesco Global Real Estate Fund - Class A (6.5%) (b)	12,616	142,688
		211,926
DOMESTIC EQUITY - 47.0%
JNL/BlackRock Large Cap Select Growth Fund - Class A (9.0%) (b)	4,007	116,838
JNL/Eagle SmallCap Equity Fund - Class A (4.6%) (b)	2,251	64,249
JNL/Franklin Templeton Small Cap Value Fund - Class A (14.7%) (b)	11,156	169,908
JNL/Goldman Sachs Mid Cap Value Fund - Class A (12.5%) (b)	13,664	162,328
JNL/Invesco Large Cap Growth Fund - Class A (17.1%) (b)	12,505	192,577
JNL/Invesco Mid Cap Value Fund - Class A (13.7%) (b)	4,835	81,616
JNL/Invesco Small Cap Growth Fund - Class A (8.2%) (b)	3,991	85,855
JNL/JPMorgan MidCap Growth Fund - Class A (12.4%) (b)	5,152	174,891
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (29.7%) (b)	5,166	68,868
JNL/PPM America Mid Cap Value Fund - Class A (6.6%) (b)	1,532	24,727
JNL/T. Rowe Price Established Growth Fund - Class A (16.4%) (b)	25,273	889,872
JNL/T. Rowe Price Value Fund - Class A (16.1%) (b)	33,095	575,513
JNL/WMC Value Fund - Class A (22.0%) (b)	16,262	398,568
		3,005,810
DOMESTIC FIXED INCOME - 32.0%
Curian/DoubleLine Total Return Fund (12.5%) (b)	16,041	172,927
JNL/Goldman Sachs Core Plus Bond Fund - Class A (7.6%) (b)	6,807	81,278
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (13.5%) (b)	14,165	192,782
JNL/PIMCO Real Return Fund - Class A (6.8%) (b)	11,761	124,547
JNL/PIMCO Total Return Bond Fund - Class A (7.6%) (b)	27,518	354,704
JNL/PPM America Floating Rate Income Fund - Class A (2.7%) (b)	3,828	41,571
JNL/PPM America High Yield Bond Fund - Class A (9.6%) (b)	39,666	270,519
JNL/PPM America Low Duration Bond Fund - Class A (35.9%) (b)	22,684	228,429
JNL/PPM America Total Return Bond Fund - Class A (16.6%) (b)	15,726	189,969
JNL/Scout Unconstrained Bond Fund - Class A (17.7%) (b)	13,032	124,198
JNL/T. Rowe Price Short-Term Bond Fund - Class A (15.1%) (b)	26,636	264,494
		2,045,418
EMERGING MARKETS EQUITY - 3.0%
JNL/Lazard Emerging Markets Fund - Class A (14.9%) (b)	19,627	190,777

GLOBAL EQUITY - 2.2%
JNL/Oppenheimer Global Growth Fund - Class A (10.5%) (b)	9,448	143,896

GLOBAL FIXED INCOME - 5.4%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (16.4%) (b)	29,885	344,274

See accompanying Notes to Schedules of Investments.

	Shares	Value
INTERNATIONAL EQUITY - 5.3%
JNL/Invesco International Growth Fund - Class A (17.2%) (b)	20,732	273,244
JNL/JPMorgan International Value Fund - Class A (9.6%) (b)	8,556	65,029
		338,273
INTERNATIONAL FIXED INCOME - 1.8%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (20.5%) (b)	11,722	119,098
Total Investment Companies (cost $5,738,729)		6,399,472
Total Investments - 100.0% (cost $5,738,729)		6,399,472
Other Assets and Liabilities - Net - (0.0%)		(869)
Total Net Assets - 100.0%		$6,398,603

JNL/S&P Managed Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 3.2%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (5.4%) (b)	6,333	$58,581
JNL/Invesco Global Real Estate Fund - Class A (4.7%) (b)	9,252	104,637
		163,218
DOMESTIC EQUITY - 62.3%
JNL/BlackRock Large Cap Select Growth Fund - Class A (20.8%) (b)	9,286	270,792
JNL/Eagle SmallCap Equity Fund - Class A (3.7%) (b)	1,818	51,887
JNL/Franklin Templeton Small Cap Value Fund - Class A (14.3%) (b)	10,854	165,307
JNL/Goldman Sachs Mid Cap Value Fund - Class A (12.0%) (b)	13,137	156,061
JNL/Invesco Large Cap Growth Fund - Class A (20.9%) (b)	15,332	236,109
JNL/Invesco Mid Cap Value Fund - Class A (17.6%) (b)	6,215	104,917
JNL/Invesco Small Cap Growth Fund - Class A (6.9%) (b)	3,370	72,486
JNL/JPMorgan MidCap Growth Fund - Class A (12.6%) (b)	5,251	178,254
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (18.1%) (b)	3,150	41,986
JNL/PPM America Mid Cap Value Fund - Class A (3.8%) (b)	879	14,188
JNL/T. Rowe Price Established Growth Fund - Class A (13.5%) (b)	20,889	735,505
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (4.5%) (b)	3,651	151,093
JNL/T. Rowe Price Value Fund - Class A (17.4%) (b)	35,733	621,400
JNL/WMC Value Fund - Class A (20.2%) (b)	14,909	365,428
		3,165,413
DOMESTIC FIXED INCOME - 17.1%
Curian/DoubleLine Total Return Fund (7.3%) (b)	9,342	100,705
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A (3.1%) (b)	3,262	44,401
JNL/PIMCO Real Return Fund - Class A (2.0%) (b)	3,561	37,707
JNL/PIMCO Total Return Bond Fund - Class A (3.5%) (b)	12,655	163,122
JNL/PPM America High Yield Bond Fund - Class A (3.6%) (b)	14,677	100,096
JNL/PPM America Low Duration Bond Fund - Class A (8.6%) (b)	5,448	54,860
JNL/PPM America Total Return Bond Fund - Class A (7.6%) (b)	7,230	87,344
JNL/Scout Unconstrained Bond Fund - Class A (12.8%) (b)	9,453	90,091
JNL/T. Rowe Price Short-Term Bond Fund - Class A (10.9%) (b)	19,323	191,872
		870,198
EMERGING MARKETS EQUITY - 3.5%
JNL/Lazard Emerging Markets Fund - Class A (13.6%) (b)	17,954	174,515

GLOBAL EQUITY - 4.6%
JNL/Oppenheimer Global Growth Fund - Class A (16.9%) (b)	15,212	231,669

GLOBAL FIXED INCOME - 0.7%
JNL/Franklin Templeton Global Multisector Bond Fund - Class A (1.8%) (b)	3,186	36,701

INTERNATIONAL EQUITY - 7.1%
JNL/Invesco International Growth Fund - Class A (18.1%) (b)	21,892	288,538
JNL/JPMorgan International Value Fund - Class A (10.8%) (b)	9,614	73,067
		361,605
INTERNATIONAL FIXED INCOME - 1.5%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (13.3%) (b)	7,571	76,923
Total Investment Companies (cost $4,351,737)		5,080,242
Total Investments - 100.0% (cost $4,351,737)		5,080,242
Other Assets and Liabilities - Net - (0.0%)		(693)
Total Net Assets - 100.0%		$5,079,549

JNL/S&P Managed Aggressive Growth Fund

INVESTMENT COMPANIES - 100.0%
ALTERNATIVE - 2.8%
JNL/BlackRock Commodity Securities Strategy Fund - Class A (1.5%) (b)	1,752	$16,200
JNL/Invesco Global Real Estate Fund - Class A (1.6%) (b)	3,064	34,657
		50,857
DOMESTIC EQUITY - 70.7%
JNL/BlackRock Large Cap Select Growth Fund - Class A (8.1%) (b)	3,613	105,369
JNL/Eagle SmallCap Equity Fund - Class A (1.4%) (b)	710	20,255
JNL/Franklin Templeton Small Cap Value Fund - Class A (5.6%) (b)	4,252	64,754
JNL/Goldman Sachs Mid Cap Value Fund - Class A (4.3%) (b)	4,742	56,329
JNL/Invesco Large Cap Growth Fund - Class A (7.7%) (b)	5,645	86,931
JNL/Invesco Mid Cap Value Fund - Class A (5.2%) (b)	1,823	30,767
JNL/Invesco Small Cap Growth Fund - Class A (3.4%) (b)	1,649	35,467

See accompanying Notes to Schedules of Investments.

	Shares	Value
JNL/JPMorgan MidCap Growth Fund - Class A (4.3%) (b)	1,796	60,987
JNL/Morgan Stanley Mid Cap Growth Fund - Class A (6.9%) (b)	1,207	16,094
JNL/T. Rowe Price Established Growth Fund - Class A (5.2%) (b)	8,066	283,997
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A (2.4%) (b)	1,929	79,808
JNL/T. Rowe Price Value Fund - Class A (7.5%) (b)	15,436	268,438
JNL/WMC Value Fund - Class A (9.6%) (b)	7,061	173,076
		1,282,272
DOMESTIC FIXED INCOME - 7.5%
JNL/PIMCO Total Return Bond Fund - Class A (0.4%) (b)	1,377	17,749
JNL/PPM America High Yield Bond Fund - Class A (1.2%) (b)	4,877	33,259
JNL/PPM America Total Return Bond Fund - Class A (3.0%) (b)	2,814	33,995
JNL/Scout Unconstrained Bond Fund - Class A (2.4%) (b)	1,741	16,597
JNL/T. Rowe Price Short-Term Bond Fund - Class A (2.0%) (b)	3,471	34,464
		136,064
EMERGING MARKETS EQUITY - 3.6%
JNL/Lazard Emerging Markets Fund - Class A (5.1%) (b)	6,720	65,319

GLOBAL EQUITY - 5.8%
JNL/Oppenheimer Global Growth Fund - Class A (7.7%) (b)	6,912	105,262

INTERNATIONAL EQUITY - 7.9%
JNL/Invesco International Growth Fund - Class A (8.5%) (b)	10,269	135,350
JNL/JPMorgan International Value Fund - Class A (1.0%) (b)	886	6,732
		142,082
INTERNATIONAL FIXED INCOME - 1.7%
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A (5.4%) (b)	3,098	31,479
Total Investment Companies (cost $1,540,373)		1,813,335
Total Investments - 100.0% (cost $1,540,373)		1,813,335
Other Assets and Liabilities - Net - (0.0%)		(264)
Total Net Assets - 100.0%		$1,813,071

(a)         Investment in affiliate.

(b)         At March 31, 2015, the Fund’s percentage ownership of the underlying affiliated fund is presented parenthetically. The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.  Percentages reflecting 0.0% represent amounts less than 0.05%.

Abbreviations:

MLP - Master Limited Partnership

See accompanying Notes to Schedules of Investments.

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Security Valuation and Fair Value Measurement - Under the JNL Series Trust’s (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  The Fund of Funds’ investments in the Underlying Funds are valued at the daily NAV of the applicable Underlying Fund determined as of the close of the NYSE on each valuation date.  Valuation of investments by the Underlying Funds is discussed in the Underlying Funds’ Forms N-Q, which are filed with the U.S. Securities and Exchange Commission (“SEC”) and are available on the SEC’s website at www.sec.gov.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the daily NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Fund is discussed in each Master Fund’s shareholder report, which is available on the SEC’s website at www.sec.gov.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement” establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance and are summarized into 3 broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for investments in mutual funds.  Investments in the Underlying Funds and Master Funds are categorized as Level 1 within FASB ASC Topic 820 fair value hierarchy.  The Level 1 valuation assets for the Funds can be referenced in the Schedules of Investments.  There were no Level 2 or Level 3 investments in these Funds.

Investments in Affiliates - The Fund of Funds invested solely in Class A shares of other affiliated Funds advised by JNAM or Curian Capital, LLC, an affiliate of JNAM.  JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund and JNL/American Funds New World Fund (“JNL/American Funds Feeder Funds”) each invest primarily all of their investable assets in its respective American Funds Master Fund.  Due to its ownership of more than 5% of the shares of its respective American Funds Master Fund, the JNL/American Funds Feeder Funds may be deemed an affiliated person thereof under the Investment Company Act of 1940, as amended.  The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2015.

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1	$1,875,718	$75,303	$30,346	$—	$13,458	$1,928,306
	$1,875,718	$75,303	$30,346	$—	$13,458	$1,928,306
JNL/American Funds Global Bond Fund
American Funds Insurance Series - Global Bond Fund - Class 1	$494,325	$5,635	$12,300	$—	$(604)	$485,993
	$494,325	$5,635	$12,300	$—	$(604)	$485,993
JNL/American Funds Global Small Capitalization Fund
American Funds Insurance Series - Global Small Capitalization Fund - Class 1	$394,877	$7,665	$4,876	$—	$885	$416,147
	$394,877	$7,665	$4,876	$—	$885	$416,147
JNL/American Funds Growth-Income Fund
American Funds Insurance Series - Growth-Income Fund - Class 1	$2,446,084	$122,969	$4,798	$—	$2,058	$2,606,746
	$2,446,084	$122,969	$4,798	$—	$2,058	$2,606,746
JNL/American Funds International Fund
American Funds Insurance Series - International Fund - Class 1	$717,938	$82,979	$2,312	$—	$419	$838,321
	$717,938	$82,979	$2,312	$—	$419	$838,321
JNL/American Funds New World Fund
American Funds Insurance Series - New World Fund - Class 1	$736,179	$31,602	$5,629	$—	$(803)	$783,719
	$736,179	$31,602	$5,629	$—	$(803)	$783,719

JNL Institutional Alt 20 Fund
Curian Focused International Equity Fund	$64,100	$706	$—	$—	$—	$68,141
Curian Focused U.S. Equity Fund	40,431	4,069	—	—	—	45,970
Curian Long Short Credit Fund	31,923	233	—	—	—	32,484
Curian/AQR Risk Parity Fund	10,820	—	4,004	—	251	7,124
Curian/Ashmore Emerging Market Small Cap Equity Fund	5,658	—	573	—	(38)	5,320
Curian/BlackRock Global Long Short Credit Fund	29,098	1,181	—	—	—	30,706

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 20 Fund (continued)
Curian/DFA U.S. Micro Cap Fund	$19,849	$—	$1,376	$—	$327	$18,947
Curian/DoubleLine Total Return Fund	80,466	195	—	—	—	81,874
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	40,121	1,575	4	—	—	42,691
Curian/Franklin Templeton Frontier Markets Fund	11,718	—	4,538	—	(465)	6,413
Curian/Neuberger Berman Currency Fund	21,921	1,661	—	—	—	22,991
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	17,859	151	1	—	—	16,967
Curian/Nicholas Convertible Arbitrage Fund	32,707	53	85	—	3	33,383
Curian/PineBridge Merger Arbitrage Fund	2,641	—	2,646	—	(15)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	10,442	—	4,893	—	(153)	5,697
Curian/Van Eck International Gold Fund	1,561	—	684	—	9	872
JNL/AQR Managed Futures Strategy Fund - Class A	37,974	—	1,637	—	198	39,275
JNL/Boston Partners Global Long Short Equity Fund - Class A	29,275	4,082	—	—	—	33,474
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	28,437	4	59	—	20	27,438
JNL/Franklin Templeton Global Growth Fund - Class A	38,158	462	—	—	—	39,268
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	87,725	—	2,226	—	(60)	85,582
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	8,362	—	6,030	—	(1,415)	2,115
JNL/Invesco Global Real Estate Fund - Class A	27,580	—	2,598	—	623	26,167
JNL/Lazard Emerging Markets Fund - Class A	59,766	191	—	—	—	58,455
JNL/Mellon Capital International Index Fund - Class A	175,145	—	3,074	—	584	181,352
JNL/Mellon Capital Nasdaq 25 Fund - Class A	58,652	—	1,487	—	816	56,878
JNL/Mellon Capital S&P 24 Fund - Class A	63,697	—	35,018	—	5,866	28,269
JNL/Mellon Capital S&P SMid 60 Fund - Class A	29,333	—	14,170	—	2,207	14,437
JNL/Mellon Capital Small Cap Index Fund - Class A	58,331	63	37	—	15	60,833
JNL/Neuberger Berman Strategic Income Fund - Class A	66,507	—	814	—	51	66,849
JNL/PIMCO Real Return Fund - Class A	32,911	—	495	—	9	32,827
JNL/PIMCO Total Return Bond Fund - Class A	39,911	—	3,760	—	3	37,017
JNL/PPM America Floating Rate Income Fund - Class A	39,012	—	1,862	—	(28)	37,898
JNL/PPM America High Yield Bond Fund - Class A	56,416	2	348	—	11	57,511
JNL/PPM America Total Return Bond Fund - Class A	88,421	—	1,056	—	18	89,075
JNL/Red Rocks Listed Private Equity Fund - Class A	20,985	—	940	—	238	20,821
JNL/S&P Competitive Advantage Fund - Class A	83,536	3,314	—	—	—	89,957
JNL/S&P Dividend Income & Growth Fund - Class A	77,806	8,101	—	—	—	85,640
JNL/Scout Unconstrained Bond Fund - Class A	46,395	—	336	—	(16)	45,626
JNL/T. Rowe Price Value Fund - Class A	96,026	3,093	135	—	6	99,891
	$1,771,676	$29,136	$94,886	$—	$9,065	$1,736,235
JNL Institutional Alt 35 Fund
Curian Focused International Equity Fund	$72,983	$142	$—	$—	$—	$76,920
Curian Focused U.S. Equity Fund	35,437	2,136	—	—	—	38,854
Curian Long Short Credit Fund	74,853	43	—	—	—	75,668
Curian/AQR Risk Parity Fund	26,837	—	6,710	—	415	20,918
Curian/Ashmore Emerging Market Small Cap Equity Fund	4,680	—	556	—	(36)	4,317
Curian/BlackRock Global Long Short Credit Fund	68,054	9	88	—	3	68,974
Curian/DFA U.S. Micro Cap Fund	18,265	—	4,217	—	1,004	14,305
Curian/DoubleLine Total Return Fund	96,532	7	115	—	8	97,878
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	88,237	—	1,516	—	26	88,927
Curian/Franklin Templeton Frontier Markets Fund	13,284	—	5,373	—	(548)	7,054
Curian/Franklin Templeton Natural Resources Fund	5,953	—	5,777	—	(2,510)	—
Curian/Neuberger Berman Currency Fund	41,519	10,050	—	—	—	50,420
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	40,375	71	—	—	—	38,095
Curian/Nicholas Convertible Arbitrage Fund	73,811	10	178	—	7	75,240
Curian/PineBridge Merger Arbitrage Fund	5,667	—	5,678	—	(35)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	29,002	—	12,913	—	(394)	16,503
Curian/Van Eck International Gold Fund	5,156	—	780	—	12	4,178
JNL/AQR Managed Futures Strategy Fund - Class A	86,392	—	3,957	—	454	89,105
JNL/Boston Partners Global Long Short Equity Fund - Class A	60,117	10,949	—	—	—	71,312
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	77,768	2	539	—	183	74,659
JNL/Franklin Templeton Global Growth Fund - Class A	42,418	184	—	—	—	43,328

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 35 Fund (continued)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	$96,233	$20	$23	$—	$(1)	$96,313
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	6,056	—	4,558	—	(787)	1,344
JNL/Invesco Global Real Estate Fund - Class A	64,334	—	3,866	—	836	63,218
JNL/Lazard Emerging Markets Fund - Class A	70,655	43	—	—	—	68,926
JNL/Mellon Capital International Index Fund - Class A	215,580	—	12,801	—	626	213,962
JNL/Mellon Capital Nasdaq 25 Fund - Class A	65,966	—	3,408	—	1,863	62,247
JNL/Mellon Capital S&P 24 Fund - Class A	66,192	—	36,792	—	6,343	28,986
JNL/Mellon Capital S&P SMid 60 Fund - Class A	27,129	—	15,269	—	2,337	11,132
JNL/Mellon Capital Small Cap Index Fund - Class A	67,721	25	200	—	82	70,417
JNL/Neuberger Berman Strategic Income Fund - Class A	63,756	1	471	—	30	64,397
JNL/PIMCO Real Return Fund - Class A	25,999	—	441	—	5	25,883
JNL/PIMCO Total Return Bond Fund - Class A	42,697	—	1,317	—	1	42,321
JNL/PPM America Floating Rate Income Fund - Class A	36,077	—	797	—	(11)	35,983
JNL/PPM America High Yield Bond Fund - Class A	64,557	—	876	—	23	65,325
JNL/PPM America Total Return Bond Fund - Class A	108,556	—	2,657	—	44	107,986
JNL/Red Rocks Listed Private Equity Fund - Class A	56,661	—	2,425	—	672	56,327
JNL/S&P Competitive Advantage Fund - Class A	82,079	5,196	—	—	—	90,364
JNL/S&P Dividend Income & Growth Fund - Class A	68,475	7,776	—	—	—	76,034
JNL/Scout Unconstrained Bond Fund - Class A	50,184	—	154	—	(7)	49,560
JNL/T. Rowe Price Value Fund - Class A	97,692	19	300	—	14	98,263
	$2,343,939	$36,683	$134,752	$—	$10,659	$2,285,643
JNL Institutional Alt 50 Fund
Curian Focused International Equity Fund	$78,114	$6,102	$—	$—	$—	$88,454
Curian Long Short Credit Fund	149,372	90	—	—	—	151,003
Curian/AQR Risk Parity Fund	43,632	—	9,008	—	550	35,923
Curian/Ashmore Emerging Market Small Cap Equity Fund	6,688	—	870	—	(57)	6,090
Curian/BlackRock Global Long Short Credit Fund	134,859	76	—	—	—	136,915
Curian/DFA U.S. Micro Cap Fund	17,995	—	3,938	—	935	14,319
Curian/DoubleLine Total Return Fund	113,279	6	522	—	36	114,468
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	171,286	4	2,103	—	43	173,479
Curian/Franklin Templeton Frontier Markets Fund	12,134	—	5,172	—	(524)	6,192
Curian/Franklin Templeton Natural Resources Fund	20,624	—	13,632	—	(7,688)	6,642
Curian/Neuberger Berman Currency Fund	86,636	13,209	—	—	—	97,482
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	60,888	237	—	—	—	57,575
Curian/Nicholas Convertible Arbitrage Fund	147,396	3	1,567	—	51	149,012
Curian/PineBridge Merger Arbitrage Fund	11,704	—	11,727	—	(78)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	59,900	—	17,276	—	(599)	43,338
Curian/Van Eck International Gold Fund	12,463	—	3,017	—	(441)	9,070
JNL/AQR Managed Futures Strategy Fund - Class A	169,484	—	6,772	—	845	175,841
JNL/Boston Partners Global Long Short Equity Fund - Class A	141,090	14,478	—	—	—	156,141
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	157,402	—	3,478	—	1,165	148,739
JNL/Franklin Templeton Global Growth Fund - Class A	36,353	28	—	—	—	36,997
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	108,253	—	1,548	—	(41)	106,805
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	4,607	—	4,468	—	(545)	—
JNL/Invesco Global Real Estate Fund - Class A	128,910	—	12,883	—	3,568	121,485
JNL/Lazard Emerging Markets Fund - Class A	73,200	68	—	—	—	71,433
JNL/Mellon Capital International Index Fund - Class A	233,227	—	12,356	—	1,930	233,061
JNL/Mellon Capital Nasdaq 25 Fund - Class A	73,804	—	3,898	—	2,079	69,562
JNL/Mellon Capital S&P 24 Fund - Class A	67,252	—	41,234	—	7,178	25,530
JNL/Mellon Capital S&P SMid 60 Fund - Class A	18,958	—	13,440	—	1,921	4,927
JNL/Mellon Capital Small Cap Index Fund - Class A	74,462	—	1,061	—	444	76,540
JNL/Neuberger Berman Strategic Income Fund - Class A	74,415	—	1,064	—	67	74,643
JNL/PIMCO Real Return Fund - Class A	30,443	13	—	—	—	30,834
JNL/PIMCO Total Return Bond Fund - Class A	44,557	—	2,149	—	1	43,384
JNL/PPM America Floating Rate Income Fund - Class A	41,817	—	802	—	(10)	41,833
JNL/PPM America High Yield Bond Fund - Class A	73,181	3	698	—	(18)	74,356
JNL/PPM America Total Return Bond Fund - Class A	120,029	—	3,690	—	63	118,643
JNL/Red Rocks Listed Private Equity Fund - Class A	118,381	—	8,545	—	1,949	114,155
JNL/S&P Competitive Advantage Fund - Class A	97,474	6,259	—	—	—	107,392
JNL/S&P Dividend Income & Growth Fund - Class A	95,526	4,512	—	—	—	99,653

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Institutional Alt 50 Fund (continued)
JNL/Scout Unconstrained Bond Fund - Class A	$54,715	$18	$—	$—	$—	$54,221
JNL/T. Rowe Price Value Fund - Class A	128,349	1,008	337	—	15	130,162
	$3,292,859	$46,114	$187,255	$—	$12,839	$3,206,299
JNL Institutional Alt 65 Fund
Curian Focused International Equity Fund	$14,935	$—	$1,368	$—	$29	$14,320
Curian Long Short Credit Fund	41,921	—	1,791	—	(37)	40,562
Curian/AQR Risk Parity Fund	2,723	—	1,044	—	66	1,757
Curian/Ashmore Emerging Market Small Cap Equity Fund	961	—	306	—	(20)	690
Curian/BlackRock Global Long Short Credit Fund	38,414	350	439	—	15	38,888
Curian/DFA U.S. Micro Cap Fund	910	—	391	—	92	519
Curian/DoubleLine Total Return Fund	11,361	—	818	—	56	10,711
Curian/Eaton Vance Global Macro Absolute Return Advantage Fund	47,509	—	1,698	—	32	46,998
Curian/Franklin Templeton Natural Resources Fund	1,857	—	1,602	—	(539)	230
Curian/Neuberger Berman Currency Fund	24,102	6,476	111	—	(1)	29,800
Curian/Neuberger Berman Risk Balanced Commodity Strategy Fund	17,605	20		—		16,600
Curian/Nicholas Convertible Arbitrage Fund	39,004	—	2,150	—	88	37,682
Curian/PineBridge Merger Arbitrage Fund	1,845	—	1,847	—	(9)	—
Curian/UBS Global Long Short Fixed Income Opportunities Fund	13,352	—	8,211	—	(266)	5,347
Curian/Van Eck International Gold Fund	1,061	—	153	—	4	868
JNL/AQR Managed Futures Strategy Fund - Class A	41,814	—	4,534	—	374	40,395
JNL/Boston Partners Global Long Short Equity Fund - Class A	43,429	14		—		43,619
JNL/Brookfield Global Infrastructure and MLP Fund - Class A	39,241	—	1,851	—	310	36,114
JNL/Franklin Templeton Global Growth Fund - Class A	6,656	7		—		6,775
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	11,186	—	1,640	—	(48)	9,561
JNL/Invesco Global Real Estate Fund - Class A	33,516	—	2,768	—	573	32,184
JNL/Lazard Emerging Markets Fund - Class A	11,879	2		—		11,583
JNL/Mellon Capital International Index Fund - Class A	41,475	—	4,659	—	313	38,972
JNL/Mellon Capital Nasdaq 25 Fund - Class A	13,396	—	2,187	—	980	11,147
JNL/Mellon Capital S&P 24 Fund - Class A	1,983	—	1,968	—	75	—
JNL/Mellon Capital Small Cap Index Fund - Class A	11,024	—	1,651	—	379	9,783
JNL/Neuberger Berman Strategic Income Fund - Class A	5,247	3		—	—	5,341
JNL/PIMCO Real Return Fund - Class A	2,775	—	29	—	—	2,781
JNL/PIMCO Total Return Bond Fund - Class A	3,322	—	242	—	—	3,153
JNL/PPM America Floating Rate Income Fund - Class A	6,866	—	655	—	(9)	6,340
JNL/PPM America High Yield Bond Fund - Class A	8,452		750	—	(25)	7,910
JNL/PPM America Total Return Bond Fund - Class A	9,082	40		—	—	9,298
JNL/Red Rocks Listed Private Equity Fund - Class A	25,046		1,286	—	431	24,703
JNL/S&P Competitive Advantage Fund - Class A	18,762	727		—	—	20,187
JNL/S&P Dividend Income & Growth Fund - Class A	17,135	5		—	—	17,061
JNL/Scout Unconstrained Bond Fund - Class A	5,696		79	—	(4)	5,564
JNL/T. Rowe Price Value Fund - Class A	22,527		2,152	—	73	20,556
	$638,069	$7,644	$48,380	$—	$2,932	$607,999
JNL Disciplined Moderate Fund
Curian/DoubleLine Total Return Fund	$79,893	$26,717	$59	$—	$4	$107,722
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	80,091	4,061	16,416	—	2,191	67,829
JNL/Mellon Capital 25 Fund - Class A	12,672	662	13,259	—	1,221	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	61,513	31,059	7	—	—	94,037
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	26,901	—	—	—	26,443
JNL/Mellon Capital International Index Fund - Class A	92,715	2,987	2,155	—	143	98,662
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	12,427	399	13,952	—	1,406	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	71,607	12,220	754	—	240	86,706
JNL/Mellon Capital S&P 500 Index Fund - Class A	129,975	1,977	40,855	—	7,431	92,632
JNL/Mellon Capital Small Cap Index Fund - Class A	53,053	169	42,491	—	12,053	13,285
JNL/Neuberger Berman Strategic Income Fund - Class A	32,434	34,188	2	—	—	67,191
JNL/PIMCO Real Return Fund - Class A	60,479	2,526	64,192	—	(6,799)	—
JNL/PIMCO Total Return Bond Fund - Class A	31,901	48,041	46	—	(1)	80,539
JNL/PPM America Floating Rate Income Fund - Class A	35,382	4,303	—	—	—	40,401
JNL/PPM America High Yield Bond Fund - Class A	49,972	16,003	7	—	—	67,285
JNL/PPM America Total Return Bond Fund - Class A	95,659	10,094	52	—	6	107,558
JNL/S&P Competitive Advantage Fund - Class A	125,503	726	52,243	—	18,359	79,417

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL Disciplined Moderate Fund (continued)
JNL/S&P Dividend Income & Growth Fund - Class A	$110,219	$2,664	$12,604	$—	$4,127	$99,834
JNL/S&P International 5 Fund - Class A	25,016	7,231	98	—	—	33,031
JNL/S&P Intrinsic Value Fund - Class A	59,502	394	34,160	—	12,899	26,535
JNL/S&P Mid 3 Fund - Class A	19,822	33,268	281	—	40	53,339
JNL/Scout Unconstrained Bond Fund - Class A	40,342	2,192	1,836	—	(87)	40,322
JNL/T. Rowe Price Established Growth Fund - Class A	—	53,890	—	—	—	52,873
	$1,280,177	$322,672	$295,469	$—	$53,233	$1,335,641
JNL Disciplined Moderate Growth Fund
Curian/DoubleLine Total Return Fund	$47,061	$42,908	$357	$—	$25	$90,249
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	55,031	27,416	—	—	—	82,442
JNL/Mellon Capital 25 Fund - Class A	23,385	923	24,159	—	1,389	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	135,640	41,756	—	—	—	180,690
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	49,148	—	—	—	48,309
JNL/Mellon Capital International Index Fund - Class A	189,593	2,802	35,254	—	6,864	168,221
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	22,751	376	25,155	—	2,238	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	111,711	276	12,175	—	3,343	105,556
JNL/Mellon Capital S&P 500 Index Fund - Class A	150,600	9,948	361	—	60	161,343
JNL/Mellon Capital Small Cap Index Fund - Class A	89,531	150	61,467	—	18,498	32,392
JNL/Neuberger Berman Strategic Income Fund - Class A	15,560	33,364	27	—	—	49,170
JNL/PIMCO Real Return Fund - Class A	24,625	933	26,039	—	(3,309)	—
JNL/PIMCO Total Return Bond Fund - Class A	15,657	33,266	146	—	2	49,076
JNL/PPM America Floating Rate Income Fund - Class A	21,621	1,016	19	—	—	23,050
JNL/PPM America High Yield Bond Fund - Class A	36,568	5,279	—	—	—	42,795
JNL/PPM America Total Return Bond Fund - Class A	62,505	26,842	302	—	22	90,221
JNL/S&P Competitive Advantage Fund - Class A	185,180	541	89,258	—	33,045	104,601
JNL/S&P Dividend Income & Growth Fund - Class A	134,681	3,324	31,862	—	9,755	105,659
JNL/S&P International 5 Fund - Class A	61,418	8,751	38	—	(1)	72,433
JNL/S&P Intrinsic Value Fund - Class A	112,689	722	66,532	—	25,052	48,398
JNL/S&P Mid 3 Fund - Class A	40,252	32,244	683	—	86	73,082
JNL/Scout Unconstrained Bond Fund - Class A	30,769	2,394	—	—	—	32,869
JNL/T. Rowe Price Established Growth Fund - Class A	—	65,551	—	—	—	64,312
	$1,566,828	$389,930	$373,834	$—	$97,069	$1,624,868
JNL Disciplined Growth Fund
Curian/DoubleLine Total Return Fund	$10,534	$7,819	$221	$—	$15	$18,278
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	13,816	22,978	156	—	17	36,612
JNL/Mellon Capital 25 Fund - Class A	13,896	684	14,487	—	427	—
JNL/Mellon Capital Emerging Markets Index Fund - Class A	85,870	18,873	505	—	(13)	106,326
JNL/Mellon Capital Healthcare Sector Fund - Class A	—	31,162	—	—	—	30,630
JNL/Mellon Capital International Index Fund - Class A	92,223	1,183	12,872	—	2,180	85,788
JNL/Mellon Capital Pacific Rim 30 Fund - Class A	13,814	114	15,142	—	1,172	—
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	59,872	184	3,033	—	831	60,093
JNL/Mellon Capital S&P 500 Index Fund - Class A	63,005	8,983	77	—	13	72,345
JNL/Mellon Capital Small Cap Index Fund - Class A	46,537	205	27,079	—	7,761	21,808
JNL/Neuberger Berman Strategic Income Fund - Class A	6,990	331	110	—	—	7,333
JNL/PPM America Floating Rate Income Fund - Class A	6,959	351	115	—	2	7,334
JNL/PPM America High Yield Bond Fund - Class A	10,391	4,142	143	—	(5)	14,658
JNL/PPM America Total Return Bond Fund - Class A	14,020	4,289	276	—	15	18,300
JNL/S&P Competitive Advantage Fund - Class A	88,277	295	45,599	—	14,886	46,927
JNL/S&P Dividend Income & Growth Fund - Class A	48,999	2,448	258	—	83	50,944
JNL/S&P International 5 Fund - Class A	34,444	4,052	276	—	(2)	39,536
JNL/S&P Intrinsic Value Fund - Class A	60,053	960	25,471	—	9,511	36,242
JNL/S&P Mid 3 Fund - Class A	21,209	14,733	271	—	36	36,358
JNL/Scout Unconstrained Bond Fund - Class A	6,955	483	58	—	(3)	7,313
JNL/T. Rowe Price Established Growth Fund - Class A	—	29,353	—	—	—	28,799
	$697,864	$153,622	$146,149	$—	$36,926	$725,624
JNL/Franklin Templeton Founding Strategy Fund
JNL/Franklin Templeton Global Growth Fund - Class A	$550,388	$1,936	$9,402	$—	$985	$552,304
JNL/Franklin Templeton Income Fund - Class A	552,272	590	5,901	—	324	548,299
JNL/Franklin Templeton Mutual Shares Fund - Class A	553,125	40	13,733	—	1,885	551,553
	$1,655,785	$2,566	$29,036	$—	$3,194	$1,652,156

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/Mellon Capital 10 X 10 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$43,659	$2,165	$1,786	$—	$41	$44,675
JNL/Mellon Capital International Index Fund - Class A	42,477	1,229	1,766	—	690	44,259
JNL/Mellon Capital JNL 5 Fund - Class A	219,187	4,084	1,130	—	586	223,179
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	43,826	126	1,228	—	805	44,961
JNL/Mellon Capital S&P 500 Index Fund - Class A	43,754	730	607	—	342	44,254
JNL/Mellon Capital Small Cap Index Fund - Class A	43,951	724	1,512	—	903	45,041
	$436,854	$9,058	$8,029	$—	$3,367	$446,369
JNL/Mellon Capital Index 5 Fund
JNL/Mellon Capital Bond Index Fund - Class A	$147,867	$9,108	$1,450	$—	$61	$157,711
JNL/Mellon Capital International Index Fund - Class A	145,137	4,383	1,570	—	528	155,904
JNL/Mellon Capital S&P 400 Mid Cap Index Fund - Class A	152,520	265	2,688	—	1,283	157,852
JNL/Mellon Capital S&P 500 Index Fund - Class A	151,141	3,908	819	—	427	155,516
JNL/Mellon Capital Small Cap Index Fund - Class A	154,746	533	3,369	—	1,482	158,371
	$751,411	$18,197	$9,896	$—	$3,781	$785,354
JNL/MMRS Conservative Fund
JNL/Eagle SmallCap Equity Fund - Class A	$668	$349	$77	$—	$(2)	$986
JNL/Franklin Templeton Mutual Shares Fund - Class A	999	530	79	—	—	1,477
JNL/Goldman Sachs Core Plus Bond Fund - Class A	2,881	1,488	152	—	1	4,255
JNL/Invesco International Growth Fund - Class A	1,672	835	122	—	(4)	2,459
JNL/Invesco Small Cap Growth Fund - Class A	1,000	503	98	—	5	1,476
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	2,882	1,470	149	—	1	4,258
JNL/Mellon Capital 25 Fund - Class A	1,000	560	82	—	(13)	1,484
JNL/Mellon Capital Bond Index Fund - Class A	2,881	1,486	157	—	(1)	4,259
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	668	334	55	—	4	989
JNL/Mellon Capital Emerging Markets Index Fund - Class A	1,674	908	147	—	(13)	2,483
JNL/Mellon Capital Healthcare Sector Fund - Class A	999	478	97	—	15	1,468
JNL/Mellon Capital S&P 24 Fund - Class A	997	571	88	—	(6)	1,476
JNL/Neuberger Berman Strategic Income Fund - Class A	1,198	614	63	—	—	1,774
JNL/PIMCO Real Return Fund - Class A	1,202	609	51	—	(1)	1,776
JNL/PIMCO Total Return Bond Fund - Class A	2,409	1,217	126	—	(1)	3,561
JNL/S&P Competitive Advantage Fund - Class A	1,001	506	75	—	3	1,477
JNL/S&P Dividend Income & Growth Fund - Class A	997	571	83	—	—	1,477
JNL/S&P Intrinsic Value Fund - Class A	998	558	86	—	1	1,481
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	666	333	66	—	2	988
	$26,792	$13,920	$1,853	$—	$(9)	$39,604
JNL/MMRS Growth Fund
JNL/Eagle SmallCap Equity Fund - Class A	$881	$903	$349	$—	$(5)	$1,496
JNL/Franklin Templeton Mutual Shares Fund - Class A	705	739	264	—	4	1,193
JNL/Goldman Sachs Core Plus Bond Fund - Class A	604	1,279	1,028	—	—	859
JNL/Invesco International Growth Fund - Class A	1,765	1,794	651	—	11	2,977
JNL/Invesco Small Cap Growth Fund - Class A	881	905	354	—	16	1,491
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	806	1,703	1,370	—	(4)	1,146
JNL/Mellon Capital 25 Fund - Class A	1,057	1,133	393	—	(49)	1,800
JNL/Mellon Capital Bond Index Fund - Class A	805	1,704	1,368	—	(27)	1,146
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	706	722	271	—	14	1,199
JNL/Mellon Capital Emerging Markets Index Fund - Class A	1,766	1,877	673	—	(30)	3,010
JNL/Mellon Capital Healthcare Sector Fund - Class A	1,057	1,017	391	—	43	1,780
JNL/Mellon Capital S&P 24 Fund - Class A	705	754	256	—	(19)	1,193
JNL/Neuberger Berman Strategic Income Fund - Class A	403	846	690	—	12	573
JNL/PIMCO Real Return Fund - Class A	405	849	688	—	4	574
JNL/PIMCO Total Return Bond Fund - Class A	605	1,275	1,031	—	(12)	860
JNL/S&P Competitive Advantage Fund - Class A	1,234	1,271	460	—	—	2,089
JNL/S&P Dividend Income & Growth Fund - Class A	1,413	1,525	533	—	(6)	2,385
JNL/S&P Intrinsic Value Fund - Class A	1,233	1,336	479	—	(16)	2,094
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	705	711	275	—	6	1,198
	$17,736	$22,343	$11,524	$—	$(58)	$29,063
JNL/MMRS Moderate Fund
JNL/Eagle SmallCap Equity Fund - Class A	$2,209	$923	$82	$—	$(2)	$3,186
JNL/Franklin Templeton Mutual Shares Fund - Class A	1,653	736	43	—	—	2,386
JNL/Goldman Sachs Core Plus Bond Fund - Class A	2,196	970	23	—	—	3,171

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/MMRS Moderate Fund (continued)
JNL/Invesco International Growth Fund - Class A	$5,538	$2,296	$120	$—	$(5)	$7,937
JNL/Invesco Small Cap Growth Fund - Class A	2,204	905	77	—	4	3,174
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	2,512	1,104	35	—	(1)	3,627
JNL/Mellon Capital 25 Fund - Class A	2,750	1,276	46	—	(8)	3,995
JNL/Mellon Capital Bond Index Fund - Class A	2,511	1,106	29	—	(1)	3,628
JNL/Mellon Capital Consumer Brands Sector Fund - Class A	1,658	695	52	—	2	2,396
JNL/Mellon Capital Emerging Markets Index Fund - Class A	2,770	1,299	136	—	(15)	4,013
JNL/Mellon Capital Healthcare Sector Fund - Class A	2,199	844	68	—	9	3,159
JNL/Mellon Capital S&P 24 Fund - Class A	1,648	772	27	—	(2)	2,384
JNL/Neuberger Berman Strategic Income Fund - Class A	1,256	557	21	—	—	1,817
JNL/PIMCO Real Return Fund - Class A	1,262	555	14	—	—	1,819
JNL/PIMCO Total Return Bond Fund - Class A	1,883	816	24	—	—	2,721
JNL/S&P Competitive Advantage Fund - Class A	2,759	1,169	66	—	3	3,974
JNL/S&P Dividend Income & Growth Fund - Class A	3,290	1,541	41	—	—	4,765
JNL/S&P Intrinsic Value Fund - Class A	2,749	1,279	67	—	—	3,984
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	1,654	675	60	—	1	2,394
	$44,701	$19,518	$1,031	$—	$(15)	$64,530
JNL/S&P 4 Fund
JNL/S&P Competitive Advantage Fund - Class A	$1,249,292	$83,480	$5,583	$—	$3,051	$1,374,010
JNL/S&P Dividend Income & Growth Fund - Class A	1,242,516	147,647	7,584	—	3,695	1,375,146
JNL/S&P Intrinsic Value Fund - Class A	1,243,757	126,470	1,784	—	1,223	1,377,823
JNL/S&P Total Yield Fund - Class A	1,248,360	125,954	2,763	—	1,922	1,371,703
	$4,983,925	$483,551	$17,714	$—	$9,891	$5,498,682
JNL/S&P Managed Conservative Fund
Curian/DoubleLine Total Return Fund	$120,236	$1,866	$—	$—	$—	$123,925
JNL/DFA U.S. Core Equity Fund - Class A	35,716	—	1,705	—	670	34,720
JNL/Eagle SmallCap Equity Fund - Class A	17,742	—	842	—	161	17,710
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	132,160	91	214	—	30	132,153
JNL/Franklin Templeton Small Cap Value Fund - Class A	17,478	1	354	—	79	17,166
JNL/Goldman Sachs Core Plus Bond Fund - Class A	51,498	—	1,203	—	(51)	50,858
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	47,037	561	—	—	—	46,242
JNL/Goldman Sachs Mid Cap Value Fund - Class A	13,376	513	—	—	—	14,161
JNL/Invesco Global Real Estate Fund - Class A	17,587	—	977	—	168	17,358
JNL/Invesco International Growth Fund - Class A	17,036	—	502	—	100	17,135
JNL/Invesco Mid Cap Value Fund - Class A	12,601	629	—	—	—	13,704
JNL/JPMorgan International Value Fund - Class A	15,158	167	—	—	—	15,888
JNL/JPMorgan MidCap Growth Fund - Class A	17,576	2,473	—	—	—	21,241
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	161,704	—	8,135	—	126	156,191
JNL/Lazard Emerging Markets Fund - Class A	15,892	136	—	—	—	15,629
JNL/PIMCO Real Return Fund - Class A	67,440	—	1,144	—	(313)	67,138
JNL/PIMCO Total Return Bond Fund - Class A	137,802	—	4,206	—	(89)	136,631
JNL/PPM America Floating Rate Income Fund - Class A	38,849	—	3,489	—	242	36,093
JNL/PPM America High Yield Bond Fund - Class A	99,029	30	867	—	(97)	100,726
JNL/PPM America Low Duration Bond Fund - Class A	101,967	2,263	—	—	—	104,847
JNL/PPM America Total Return Bond Fund - Class A	115,912	—	802	—	91	117,356
JNL/Scout Unconstrained Bond Fund - Class A	83,981	—	271	—	(13)	82,925
JNL/T. Rowe Price Established Growth Fund - Class A	68,197	—	2,900	—	1,347	69,442
JNL/T. Rowe Price Short-Term Bond Fund - Class A	169,021	—	2,139	—	(48)	167,903
JNL/T. Rowe Price Value Fund - Class A	68,079	—	10,504	—	3,882	58,079
JNL/WMC Value Fund - Class A	17,543	—	595	—	120	17,134
	$1,660,617	$8,730	$40,849	$—	$6,405	$1,652,355
JNL/S&P Managed Moderate Fund
Curian/DoubleLine Total Return Fund	$231,138	$238	$—	$—	$—	$234,860
JNL/BlackRock Commodity Securities Strategy Fund - Class A	31,960	99	—	—	—	30,990
JNL/BlackRock Large Cap Select Growth Fund - Class A	31,056	76	—	—	—	32,282
JNL/DFA U.S. Core Equity Fund - Class A	54,810	399	—	—	—	56,318
JNL/Eagle SmallCap Equity Fund - Class A	36,101	—	476	—	90	37,295
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	252,978	684	—	—	—	253,882
JNL/Franklin Templeton Small Cap Value Fund - Class A	71,178	4	242	—	53	71,125

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Moderate Fund (continued)
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	$74,183	$—	$1,175	$—	$(460)	$70,910
JNL/Goldman Sachs Mid Cap Value Fund - Class A	75,919	—	11,269	—	1,586	65,958
JNL/Invesco Global Real Estate Fund - Class A	41,705	—	2,398	—	410	41,076
JNL/Invesco International Growth Fund - Class A	59,363	238	—	—	—	61,702
JNL/Invesco Mid Cap Value Fund - Class A	22,239	347	—	—	—	23,397
JNL/Invesco Small Cap Growth Fund - Class A	33,951	5	128	—	42	35,675
JNL/JPMorgan International Value Fund - Class A	26,281	213	—	—	—	27,462
JNL/JPMorgan MidCap Growth Fund - Class A	95,542	—	7,764	—	1,891	93,454
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	176,848	—	1,628	—	2	178,120
JNL/Lazard Emerging Markets Fund - Class A	68,082	62	19	—	(3)	66,419
JNL/Oppenheimer Global Growth Fund - Class A	36,480	—	891	—	227	38,238
JNL/PIMCO Real Return Fund - Class A	133,772	85	7	—	(1)	135,513
JNL/PIMCO Total Return Bond Fund - Class A	234,608	—	8,366	—	(449)	231,400
JNL/PPM America Floating Rate Income Fund - Class A	46,556	—	3,369	—	231	44,069
JNL/PPM America High Yield Bond Fund - Class A	173,777	—	983	—	(74)	177,232
JNL/PPM America Low Duration Bond Fund - Class A	162,852	1,281	—	—	—	165,111
JNL/PPM America Total Return Bond Fund - Class A	174,832	—	1,134	—	132	177,084
JNL/Scout Unconstrained Bond Fund - Class A	132,415	208	—	—	—	131,384
JNL/T. Rowe Price Established Growth Fund - Class A	338,227	—	10,559	—	5,275	348,040
JNL/T. Rowe Price Short-Term Bond Fund - Class A	248,896	—	2,069	—	(52)	248,334
JNL/T. Rowe Price Value Fund - Class A	272,348	1,122	—	—	—	275,849
JNL/WMC Value Fund - Class A	111,733	—	2,225	—	552	110,690
	$3,449,830	$5,061	$54,702	$—	$9,452	$3,463,869
JNL/S&P Managed Moderate Growth Fund
Curian/DoubleLine Total Return Fund	$170,001	$364	$—	$—	$—	$172,927
JNL/BlackRock Commodity Securities Strategy Fund - Class A	74,428	—	2,730	—	(320)	69,238
JNL/BlackRock Large Cap Select Growth Fund - Class A	110,774	1,952	—	—	—	116,838
JNL/Eagle SmallCap Equity Fund - Class A	61,551	12	180	—	35	64,249
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	343,229	748	—	—	—	344,274
JNL/Franklin Templeton Small Cap Value Fund - Class A	168,960	496	—	—	—	169,908
JNL/Goldman Sachs Core Plus Bond Fund - Class A	80,393	—	—	—	—	81,278
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	122,703	86	177	—	(48)	119,098
JNL/Goldman Sachs Mid Cap Value Fund - Class A	171,097	—	11,906	—	586	162,328
JNL/Invesco Global Real Estate Fund - Class A	143,085	—	6,469	—	1,132	142,688
JNL/Invesco International Growth Fund - Class A	270,957	—	7,141	—	1,941	273,244
JNL/Invesco Large Cap Growth Fund - Class A	184,590	1,536	—	—	—	192,577
JNL/Invesco Mid Cap Value Fund - Class A	84,490	—	5,735	—	722	81,616
JNL/Invesco Small Cap Growth Fund - Class A	88,274	—	6,945	—	2,140	85,855
JNL/JPMorgan International Value Fund - Class A	63,509	—	814	—	(45)	65,029
JNL/JPMorgan MidCap Growth Fund - Class A	178,948	—	14,592	—	3,487	174,891
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	192,114	—	2,479	—	184	192,782
JNL/Lazard Emerging Markets Fund - Class A	199,226	—	3,555	—	(519)	190,777
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	66,904	—	—	—	—	68,868
JNL/Oppenheimer Global Growth Fund - Class A	132,918	1,218	—	—	—	143,896
JNL/PIMCO Real Return Fund - Class A	123,556	—	546	—	(141)	124,547
JNL/PIMCO Total Return Bond Fund - Class A	361,505	—	14,723	—	(286)	354,704
JNL/PPM America Floating Rate Income Fund - Class A	40,767	—	—	—	—	41,571
JNL/PPM America High Yield Bond Fund - Class A	270,553	6,844	—	(117)	270,519
JNL/PPM America Low Duration Bond Fund - Class A	224,800	2,280	—	—	—	228,429
JNL/PPM America Mid Cap Value Fund - Class A	23,808	—	—	—	—	24,727
JNL/PPM America Total Return Bond Fund - Class A	187,682	—	1,344	—	153	189,969
JNL/Scout Unconstrained Bond Fund - Class A	123,632	1,724	—	—	—	124,198
JNL/T. Rowe Price Established Growth Fund - Class A	858,380	—	20,179	—	12,300	889,872
JNL/T. Rowe Price Short-Term Bond Fund - Class A	268,741	—	5,863	—	(61)	264,494
JNL/T. Rowe Price Value Fund - Class A	569,299	1,255	—	—	—	575,513
JNL/WMC Value Fund - Class A	402,511	—	8,156	—	2,947	398,568
	$6,363,385	$11,671	$120,378	$—	$24,090	$6,399,472
JNL/S&P Managed Growth Fund
Curian/DoubleLine Total Return Fund	$101,182	$—	$1,991	$—	$134	$100,705
JNL/BlackRock Commodity Securities Strategy Fund - Class A	64,152	—	3,451	—	(435)	58,581
JNL/BlackRock Large Cap Select Growth Fund - Class A	259,978	1,170	—	—	—	270,792
JNL/Eagle SmallCap Equity Fund - Class A	50,393	—	818	—	138	51,887

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Distributions from Funds	Realized Gain/Loss from Sales	Value End of Period
JNL/S&P Managed Growth Fund (continued)
JNL/Franklin Templeton Global Multisector Bond Fund - Class A	$36,670	$—	$—	$—	$—	$36,701
JNL/Franklin Templeton Small Cap Value Fund - Class A	170,862	—	5,825	—	1,220	165,307
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	77,899	1,280	—	—	—	76,923
JNL/Goldman Sachs Mid Cap Value Fund - Class A	156,761	—	3,711	—	363	156,061
JNL/Invesco Global Real Estate Fund - Class A	103,421	—	3,165	—	1,702	104,637
JNL/Invesco International Growth Fund - Class A	279,570	9	910	—	(109)	288,538
JNL/Invesco Large Cap Growth Fund - Class A	228,297	114	291	—	86	236,109
JNL/Invesco Mid Cap Value Fund - Class A	103,601	—	2,355	—	319	104,917
JNL/Invesco Small Cap Growth Fund - Class A	75,089	—	6,410	—	1,904	72,486
JNL/JPMorgan International Value Fund - Class A	70,471	—	—	—	—	73,067
JNL/JPMorgan MidCap Growth Fund - Class A	176,226	—	8,600	—	2,812	178,254
JNL/JPMorgan U.S. Government & Quality Bond Fund - Class A	43,683	—	—	—	—	44,401
JNL/Lazard Emerging Markets Fund - Class A	178,292	704	—	—	—	174,515
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	40,383	415	—	—	—	41,986
JNL/Oppenheimer Global Growth Fund - Class A	215,027	840	—	—	—	231,669
JNL/PIMCO Real Return Fund - Class A	37,244	—	—	—	—	37,707
JNL/PIMCO Total Return Bond Fund - Class A	165,721	—	6,232	—	17	163,122
JNL/PPM America High Yield Bond Fund - Class A	99,130	—	1,541	—	(170)	100,096
JNL/PPM America Low Duration Bond Fund - Class A	51,260	3,285	—	—	—	54,860
JNL/PPM America Mid Cap Value Fund - Class A	13,661	—	—	—	—	14,188
JNL/PPM America Total Return Bond Fund - Class A	85,114	574	—	—	—	87,344
JNL/Scout Unconstrained Bond Fund - Class A	86,677	4,234	—	—	—	90,091
JNL/T. Rowe Price Established Growth Fund - Class A	696,680	10	3,565	—	1,336	735,505
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	141,928	—	—	—	—	151,093
JNL/T. Rowe Price Short-Term Bond Fund - Class A	192,181	1	1,473	—	(27)	191,872
JNL/T. Rowe Price Value Fund - Class A	608,833	7,203	—	—	—	621,400
JNL/WMC Value Fund - Class A	371,190	—	9,585	—	3,757	365,428
	$4,981,576	$19,839	$59,923	$—	$13,047	$5,080,242
JNL/S&P Managed Aggressive Growth Fund
JNL/BlackRock Commodity Securities Strategy Fund - Class A	$16,214	$531	$—	$—	$—	$16,200
JNL/BlackRock Large Cap Select Growth Fund - Class A	103,055	—	1,459	—	105	105,369
JNL/Eagle SmallCap Equity Fund - Class A	21,798	—	2,404	—	365	20,255
JNL/Franklin Templeton Small Cap Value Fund - Class A	60,540	3,934	—	—	—	64,754
JNL/Goldman Sachs Emerging Markets Debt Fund - Class A	30,646	1,736	—	—	—	31,479
JNL/Goldman Sachs Mid Cap Value Fund - Class A	60,048	—	4,777	—	586	56,329
JNL/Invesco Global Real Estate Fund - Class A	34,219	76	1,097	—	191	34,657
JNL/Invesco International Growth Fund - Class A	128,695	2,073	—	—	—	135,350
JNL/Invesco Large Cap Growth Fund - Class A	84,827	—	849	—	263	86,931
JNL/Invesco Mid Cap Value Fund - Class A	26,479	3,225	—	—	—	30,767
JNL/Invesco Small Cap Growth Fund - Class A	33,874	—	243	—	33	35,467
JNL/JPMorgan International Value Fund - Class A	6,493	—	—	—	—	6,732
JNL/JPMorgan MidCap Growth Fund - Class A	65,223	—	7,862	—	1,283	60,987
JNL/Lazard Emerging Markets Fund - Class A	65,845	1,245	113	—	(16)	65,319
JNL/Morgan Stanley Mid Cap Growth Fund - Class A	14,904	746	—	—	—	16,094
JNL/Oppenheimer Global Growth Fund - Class A	97,903	358	199	—	112	105,262
JNL/PIMCO Total Return Bond Fund - Class A	18,166	—	815	—	(27)	17,749
JNL/PPM America High Yield Bond Fund - Class A	31,530	912	—	—	—	33,259
JNL/PPM America Total Return Bond Fund - Class A	33,142	315	105	—	1	33,995
JNL/Scout Unconstrained Bond Fund - Class A	16,411	340	—	—	—	16,597
JNL/T. Rowe Price Established Growth Fund - Class A	271,364	—	3,780	—	1,270	283,997
JNL/T. Rowe Price Mid-Cap Growth Fund - Class A	74,967	—	—	—	—	79,808
JNL/T. Rowe Price Short-Term Bond Fund - Class A	34,815	103	664	—	—	34,464
JNL/T. Rowe Price Value Fund - Class A	260,859	5,238	—	—	—	268,438
JNL/WMC Value Fund - Class A	173,184	19	1,942	—	688	173,076
	$1,765,201	$20,851	$26,309	$—	$4,854	$1,813,335

JNL Series Trust Master Feeder Funds and Fund of Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Income Tax Matters - As of March 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$1,489,903	$441,562	$(3,159)	$438,403
JNL/American Funds Global Bond Fund	509,043	56	(23,106)	(23,050)
JNL/American Funds Global Small Capitalization Fund	340,455	75,798	(106)	75,692
JNL/American Funds Growth-Income Fund	2,088,924	518,866	(1,044)	517,822
JNL/American Funds International Fund	739,201	100,518	(1,398)	99,120
JNL/American Funds New World Fund	834,606	7,823	(58,710)	(50,887)
JNL Institutional Alt 20 Fund	1,652,879	111,673	(28,317)	83,356
JNL Institutional Alt 35 Fund	2,174,497	154,091	(42,945)	111,146
JNL Institutional Alt 50 Fund	3,068,173	200,726	(62,600)	138,126
JNL Institutional Alt 65 Fund	584,633	35,380	(12,014)	23,366
JNL/American Funds Balanced Allocation Fund	849,665	67,793	(12,084)	55,709
JNL/American Funds Growth Allocation Fund	694,680	60,810	(11,306)	49,504
JNL Disciplined Moderate Fund	1,263,671	83,591	(11,621)	71,970
JNL Disciplined Moderate Growth Fund	1,549,849	92,741	(17,722)	75,019
JNL Disciplined Growth Fund	694,000	40,427	(8,803)	31,624
JNL/Franklin Templeton Founding Strategy Fund	1,373,541	282,852	(4,237)	278,615
JNL/Mellon Capital 10 x 10 Fund	342,093	104,962	(686)	104,276
JNL/Mellon Capital Index 5 Fund	623,394	164,211	(2,251)	161,960
JNL/MMRS Conservative Fund	39,504	548	(448)	100
JNL/MMRS Growth Fund	29,256	380	(573)	(193)
JNL/MMRS Moderate Fund	64,556	1,120	(1,146)	(26)
JNL/S&P 4 Fund	4,737,166	795,207	(33,691)	761,516
JNL/S&P Managed Conservative Fund	1,633,763	83,341	(64,749)	18,592
JNL/S&P Managed Moderate Fund	3,264,706	308,206	(109,043)	199,163
JNL/S&P Managed Moderate Growth Fund	5,766,274	795,686	(162,488)	633,198
JNL/S&P Managed Growth Fund	4,392,991	783,769	(96,518)	687,251
JNL/S&P Managed Aggressive Growth Fund	1,578,095	260,983	(25,743)	235,240

Subsequent Events - Effective April 27, 2015, the following Fund mergers occurred:

Acquired Fund*	Acquiring Fund
Curian Guidance — Institutional Alt 65 Fund	JNL Institutional Alt 65 Fund
Curian Dynamic Risk Advantage — Diversified Fund	JNL/MMRS Conservative Fund
Curian Dynamic Risk Advantage — Growth Fund	JNL/MMRS Moderate Fund
Curian Dynamic Risk Advantage — Income Fund	JNL/MMRS Conservative Fund

* The Acquired Funds are separate series of Jackson Variable Series Trust and are advised by JNAM.

Effective April 27, 2015, the name of JNL Institutional Alt 65 Fund was changed to JNL Alt 65 Fund.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2015

JNL/AllianceBernstein Dynamic Asset Allocation Fund (b)

	Shares/Par (t)	Value
Investment Companies - 53.8%
iShares Core MSCI Emerging Markets ETF (e)	22	$1,067
iShares Core S&P 500 ETF	14	2,970
iShares International Developed Real Estate ETF	14	438
iShares MSCI All Country Asia ex Japan ETF (e)	13	838
SPDR S&P 500 ETF Trust	14	2,788
Vanguard FTSE Developed Markets ETF (e)	56	2,211
Vanguard Mid-Cap ETF	9	1,226
Vanguard REIT ETF (e)	6	469
Vanguard Small-Cap ETF	10	1,194
Total Investment Companies (cost $12,879)		13,201

Government and Agency Obligations - 2.8%
Government Securities - 2.8%
Treasury Inflation Index Securities - 2.8%
U.S. Treasury Inflation Indexed Note
0.13%, 04/15/18 - 01/15/22 (n)	$104	106
1.38%, 07/15/18 - 01/15/20 (n)	154	167
2.13%, 01/15/19 (n)	50	55
1.88%, 07/15/19 (n)	68	75
1.25%, 07/15/20 (n)	2	2
1.13%, 01/15/21 (n)	123	132
0.63%, 07/15/21 (n)	142	149
Total Government and Agency Obligations (cost $676)		686

Short Term Investments - 47.4%
Investment Companies - 37.9%
JNL Money Market Fund, 0.01% (a) (h)	9,068	9,068
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	219	219
		9,287
Securities Lending Collateral - 9.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	2,322	2,322
Total Short Term Investments (cost $11,609)		11,609
Total Investments - 104.0% (cost $25,164)		25,496
Other Assets and Liabilities, Net - (4.0%)		(991)
Total Net Assets - 100.0%		$24,505

JNL/AQR Managed Futures Strategy Fund (b)

Short Term Investments - 92.4%
Investment Companies - 61.8%
JNL Money Market Fund, 0.01% (a) (h)	92,277	$92,277
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	288,544	288,544
		380,821
Treasury Securities - 30.6%
U.S. Treasury Bill
0.02%, 04/09/15	$139,450	139,450
0.02%, 05/28/15	7,581	7,581
0.01%, 06/04/15	41,800	41,798
		188,829
Total Short Term Investments (cost $569,644)		569,650
Total Investments - 92.4% (cost $569,644)		569,650
Other Assets and Liabilities, Net - 7.6%		46,680
Total Net Assets - 100.0%		$616,330

JNL/BlackRock Commodity Securities Strategy Fund (b)

COMMON STOCKS - 75.4%
Energy - 69.1%
Anadarko Petroleum Corp.	326	$27,037
Antero Resources Corp. (c) (e)	52	1,851
Apache Corp.	263	15,886
Baker Hughes Inc.	186	11,856
Cabot Oil & Gas Corp. - Class A	751	22,169
Cameron International Corp. (c)	334	15,067
Canadian Natural Resources Ltd.	571	17,508
Carrizo Oil & Gas Inc. (c)	154	7,653
Cenovus Energy Inc.	322	5,428
Chevron Corp.	302	31,694
Cimarex Energy Co.	115	13,285
CNOOC Ltd. - ADR (e)	28	4,001
ConocoPhillips Co.	143	8,873
CONSOL Energy Inc.	154	4,291
Crew Energy Inc. (c)	592	2,225
Devon Energy Corp.	458	27,641
Dresser-Rand Group Inc. (c)	405	32,563
Dril-Quip Inc. (c)	166	11,340
EnCana Corp.	164	1,829
EOG Resources Inc.	708	64,926
EQT Corp.	240	19,871
Exxon Mobil Corp.	501	42,563
FMC Technologies Inc. (c)	504	18,667
Halliburton Co.	523	22,933
Helmerich & Payne Inc. (e)	210	14,323
Hess Corp.	262	17,756
Husky Energy Inc.	200	4,082
Kosmos Energy Ltd. (c)	422	3,341
Marathon Oil Corp.	399	10,430
Marathon Petroleum Corp.	195	19,992
MEG Energy Corp. (c)	102	1,655
Murphy Oil Corp.	129	6,031
Murphy USA Inc. (c)	75	5,448
National Oilwell Varco Inc.	279	13,939
Newfield Exploration Co. (c)	162	5,673
Noble Energy Inc.	365	17,857
Occidental Petroleum Corp.	364	26,565
Paramount Resources Ltd. - Class A (c)	51	1,250
Phillips 66	137	10,754
Pioneer Natural Resources Co.	139	22,764
Range Resources Corp.	343	17,834
Rowan Cos. Plc - Class A	166	2,934
Schlumberger Ltd.	332	27,694
Southwestern Energy Co. (c)	104	2,414
Suncor Energy Inc.	900	26,287
Surge Energy Inc. (e)	579	1,334
Technip SA - ADR	472	7,140
Total SA - ADR (e)	262	12,990
Trican Well Service Ltd.	180	491
Uranium Energy Corp. (c) (p)	366	549
VAALCO Energy Inc. (c)	468	1,148
Valero Energy Corp.	225	14,295

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Weatherford International Plc (c)	218	2,686
Whiting Petroleum Corp. (c)	231	7,147
Williams Cos. Inc.	99	5,025
		742,985
Materials - 6.3%
BHP Billiton Ltd.	238	5,523
E.I. du Pont de Nemours & Co.	115	8,253
Eldorado Gold Corp.	1,045	4,792
First Quantum Minerals Ltd.	612	7,412
Franco-Nevada Corp.	163	7,915
Goldcorp Inc.	454	8,220
HudBay Minerals Inc.	341	2,793
Newcrest Mining Ltd. (c)	390	3,936
Newmont Mining Corp.	76	1,650
Praxair Inc.	46	5,495
Southern Copper Corp. (e)	330	9,620
Vale SA - ADR (e)	312	1,762
		67,371
Total Common Stocks (cost $809,528)		810,356

Commodity Indexed Structured Notes - 5.5%
Bank of America Corp., Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.26%, 01/11/16 (i)	$24,000	14,293
Bank of America Corp., Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 02/09/16 (i)	8,500	7,176
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 01/11/16 (i)	10,000	6,573
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 01/22/16 (i)	10,000	7,894
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.26%, 01/22/16 (i)	6,000	4,607
UBS AG, Bloomberg Commodity Index 2 Month Forward Total Return commodity linked note, 0.26%, 01/25/16 (i)	25,000	18,383
Total Commodity Indexed Structured Notes (cost $83,500)		58,926

Short Term Investments - 22.9%
Investment Company - 3.7%
JNL Money Market Fund, 0.01% (a) (h)	39,390	39,390
Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	40,917	40,917
Treasury Securities - 15.4%
U.S. Treasury Bill
0.01%, 04/02/15	$27,000	27,000
0.07%, 05/14/15	58,400	58,399
0.01%, 06/11/15	23,000	22,999
0.03%, 07/02/15	29,600	29,597
0.05%, 08/06/15	28,000	27,994
		165,989
Total Short Term Investments (cost $246,289)		246,296
Total Investments - 103.8% (cost $1,139,317)		1,115,578
Other Assets and Liabilities, Net - (3.8%)		(40,721)
Total Net Assets - 100.0%		$1,074,857

JNL/BlackRock Global Allocation Fund (b)

Common Stocks - 52.9%
Consumer Discretionary - 5.7%
Aisin Seiki Co. Ltd. (e)	96	$3,488
Alpine Electronics Inc. (e)	18	304
ASKUL Corp.	1	16
Autobacs Seven Co. Ltd. (e)	11	166
Bayerische Motoren Werke AG	32	3,955
Benesse Corp.	4	119
BorgWarner Inc. (o)	51	3,069
Bridgestone Corp.	216	8,641
Canon Marketing Japan Inc.	13	261
Cheng Shin Rubber Industry Co. Ltd.	604	1,386
Coach Inc.	147	6,089
Coats Group Plc (c)	214	78
Comcast Corp. - Class A	183	10,349
Daihatsu Motor Co. Ltd. (e)	8	128
Delphi Automotive Plc	56	4,426
Delta Topco Ltd. (f) (p) (q) (u)	2,155	1,206
Dena Co. Ltd. (e)	78	1,521
Denso Corp.	220	10,024
DISH Network Corp. - Class A (c)	51	3,596
Dongfeng Motor Group Co. Ltd. - Class H	481	769
Exedy Corp.	2	38
Ford Motor Co.	584	9,423
Fuji Heavy Industries Ltd.	496	16,475
Futaba Industrial Co. Ltd. (e)	110	512
Haier Electronics Group Co. Ltd.	727	1,903
Home Depot Inc.	6	661
Honda Motor Co. Ltd.	173	5,641
Hyundai Motor Co.	23	3,548
Hyundai Wia Corp.	9	1,149
Isuzu Motors Ltd.	239	3,172
Kohl’s Corp.	10	765
Koito Manufacturing Co. Ltd. (e)	43	1,290
Las Vegas Sands Corp.	19	1,049
Lear Corp.	9	1,024
Liberty Broadband Corp. (c) (e)	31	1,767
Liberty Broadband Corp. (c)	83	4,677
Liberty Media Corp. - Class A (c)	91	3,489
Liberty Media Corp. - Class C (c)	204	7,784
Lowe’s Cos. Inc.	9	670
Macy’s Inc.	9	604
Manchester United Plc - Class A (c)	11	177
Maruti Suzuki India Ltd.	41	2,422
McDonald’s Corp.	84	8,185
MRV Engenharia e Participacoes SA	8	21
Namco Bandai Holdings Inc.	26	512
Nikon Corp. (e)	207	2,776
NOS SGPS	254	1,837
RAI Way SpA (c)	449	1,930
Renault SA	18	1,654
Rinnai Corp. (e)	40	2,942
RTL Group SA	4	345
Ryohin Keikaku Co. Ltd.	13	1,902
Sanrio Co. Ltd. (e)	96	2,556
SeaWorld Entertainment Inc.	55	1,055
Sega Sammy Holdings Inc. (e)	138	2,008
Shimamura Co. Ltd. (e)	4	343
Sony Corp.	69	1,832
Stanley Electric Co. Ltd.	15	330
Suzuki Motor Corp. (e)	262	7,875
Tesla Motors Inc. (c) (e)	8	1,528
Tiffany & Co.	20	1,749
Time Warner Cable Inc.	5	745
Toyota Industries Corp.	182	10,387

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Toyota Motor Corp.	139	9,731
TV Asahi Holdings Corp.	12	202
Viacom Inc. - Class B	7	447
Volkswagen AG	1	308
Walt Disney Co.	30	3,140
Wyndham Worldwide Corp.	8	753
Yamada Denki Co. Ltd. (e)	690	2,840
Yamaha Corp.	36	629
Yulon Motor Co. Ltd.	745	1,017
Zhongsheng Group Holdings Ltd.	1,000	663
		200,073
Consumer Staples - 3.1%
Ajinomoto Co. Inc.	95	2,084
Archer-Daniels-Midland Co.	14	669
Asahi Breweries Ltd.	22	707
Beiersdorf AG (e)	11	977
Boulder Brands Inc. (c)	7	63
Chaoda Modern Agriculture Holdings Ltd. (c) (q)	604	34
Coca-Cola Co.	271	10,971
Colgate-Palmolive Co.	67	4,637
Constellation Brands Inc. - Class A (c)	8	945
Cosan Ltd. - Class A	203	1,284
CVS Health Corp.	9	936
Danone SA	27	1,818
Diageo Plc	29	810
Diageo Plc - ADR	38	4,154
Energizer Holdings Inc.	5	646
FamilyMart Co. Ltd. (e)	37	1,563
Hypermarcas SA (c)	242	1,492
Japan Tobacco Inc.	50	1,578
Kimberly-Clark Corp.	39	4,185
Kirin Holdings Co. Ltd.	101	1,329
Kroger Co.	14	1,089
Mondelez International Inc. - Class A	48	1,735
Nestle SA	216	16,266
PepsiCo Inc.	42	4,045
Philip Morris International Inc.	136	10,280
Procter & Gamble Co.	224	18,323
SABMiller Plc	115	6,011
SLC Agricola SA	124	684
Suntory Beverage & Food Ltd.	48	2,064
The Fresh Market Inc. (c) (e)	11	452
Unilever Plc	77	3,220
Wal-Mart Stores Inc.	36	2,951
		108,002
Energy - 4.8%
Anadarko Petroleum Corp.	287	23,802
Athabasca Oil Corp. (c) (e)	507	840
Cameco Corp. (e)	268	3,731
Chevron Corp.	13	1,378
CONSOL Energy Inc.	138	3,849
Diamondback Energy Inc. (c)	72	5,542
Eclipse Resources Corp. (c) (e)	133	750
EQT Corp.	21	1,755
Gulfport Energy Corp. (c)	68	3,101
Helmerich & Payne Inc. (e)	8	519
INPEX Corp.	637	7,020
KazMunaiGas Exploration Production JSC - GDR	124	1,531
Lundin Petroleum AB (c) (e)	507	6,939
Marathon Oil Corp.	15	395
Marathon Petroleum Corp.	9	883
Ocean Rig UDW Inc.	109	717
Oceaneering International Inc.	136	7,348
Oil & Natural Gas Corp. Ltd.	682	3,336
Ophir Energy Plc (c)	1,246	2,487
Petroleo Brasileiro SA - Petrobras - ADR (e)	316	1,898
Phillips 66	205	16,086
Pioneer Natural Resources Co.	24	3,926
Royal Dutch Shell Plc - Class A	87	2,603
Royal Dutch Shell Plc - ADR	313	18,662
SBM Offshore NV (c) (e)	657	8,162
StatoilHydro ASA	821	14,518
Stone Energy Corp. (c)	102	1,493
Suncor Energy Inc.	20	576
Total SA (e)	90	4,496
Total SA - ADR (e)	201	9,966
TransCanada Corp. (e)	209	8,923
Valero Energy Corp.	16	997
		168,229
Financials - 8.9%
ACE Ltd.	6	700
AIA Group Ltd.	558	3,506
Allstate Corp.	36	2,583
American Capital Agency Corp.	44	941
American Express Co.	93	7,293
American International Group Inc. (o)	123	6,715
American Tower Corp.	40	3,720
Ameriprise Financial Inc.	6	720
AXA SA	201	5,063
Axis Capital Holdings Ltd.	11	580
Banco Bilbao Vizcaya Argentaria SA	295	2,975
Banco Popolare SC (c)	16	252
Banco Santander SA	215	1,615
Bank of America Corp.	1,029	15,842
Bank of New York Mellon Corp.	89	3,562
Bank of Yokohama Ltd.	104	609
Barclays Plc	279	1,008
Berkshire Hathaway Inc. - Class A (c)	—	7,395
Berkshire Hathaway Inc. - Class B (c)	59	8,547
BHF Kleinwort Benson Group (c)	26	130
BNP Paribas	100	6,086
BR Malls Participacoes SA	336	1,790
Capital One Financial Corp.	46	3,601
CapitaLand Ltd.	2,400	6,256
Charles Schwab Corp.	116	3,517
China Bank Ltd.	88	645
China Overseas Land & Investment Ltd.	1,388	4,482
Chubb Corp.	5	484
Citigroup Inc.	232	11,931
CME Group Inc.	33	3,102
CNA Financial Corp.	14	591
Commonwealth Bank of Australia	48	3,436
Credit Suisse Group AG	40	1,083
Crown Castle International Corp.	47	3,840
Cyrela Brazil Realty SA	140	587
Daikyo Inc. (e)	175	264
Daito Trust Construction Co. Ltd. (e)	21	2,311
Dalian Wanda Commercial Properties Co. Ltd. - Class H (c)	284	1,760
Deutsche Bank AG	87	3,026
Discover Financial Services	52	2,953
Fibra Uno Administracion SA de CV	1,280	3,390
Fukuoka Financial Group Inc.	358	1,841
Global Logistic Properties Ltd.	3,221	6,216
Goldman Sachs Group Inc.	22	4,079
HSBC Holdings Plc	1,145	9,757
ING Groep NV - CVA (c)	270	3,948
Intesa Sanpaolo SpA	1,121	3,804
JPMorgan Chase & Co.	309	18,712
Legal & General Group Plc	546	2,247
Lincoln National Corp.	19	1,065

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Lloyds Banking Group Plc (c)	2,764	3,203
Marsh & McLennan Cos. Inc.	74	4,127
MetLife Inc.	66	3,359
Mitsubishi Estate Co. Ltd.	112	2,598
Mitsubishi UFJ Financial Group Inc.	1,372	8,497
Morgan Stanley	40	1,413
MS&AD Insurance Group Holdings	77	2,142
Nomura Real Estate Holdings Inc.	98	1,765
Prudential Financial Inc.	27	2,181
Regions Financial Corp.	422	3,989
Reinsurance Group of America Inc.	8	708
RHJ International - ADR (c)	5	27
Shizuoka Bank Ltd.	59	588
Societe Generale	36	1,724
Sompo Japan Nipponkoa Holdings	49	1,514
Sony Financial Holdings Inc. (e)	166	2,665
St. Joe Co. (c)	301	5,595
Standard Chartered Plc	97	1,573
Sumitomo Mitsui Financial Group Inc.	190	7,286
Sun Hung Kai Properties Ltd.	655	10,093
SunTrust Banks Inc.	42	1,745
Svenska Handelsbanken AB - Class A (e)	35	1,583
TF Administradora Industrial S de RL de CV	419	849
Tokio Marine Holdings Inc.	155	5,847
Toronto-Dominion Bank (e)	60	2,555
U.S. Bancorp	132	5,779
UBS Group AG (c)	433	8,122
UniCredit SpA	268	1,816
Unione di Banche Italiane SCPA	38	298
Wells Fargo & Co.	323	17,584
Westpac Banking Corp.	78	2,322
Wharf Holdings Ltd.	930	6,492
XL Group Plc	70	2,566
Zurich Financial Services AG	6	1,935
		315,100
Health Care - 8.3%
Abbott Laboratories	45	2,071
AbbVie Inc.	265	15,495
Actavis Plc (c)	46	13,678
Aetna Inc.	72	7,636
Agilent Technologies Inc.	110	4,574
Al Noor Hospitals Group Plc	159	2,403
Alexion Pharmaceuticals Inc. (c) (o)	19	3,314
AmerisourceBergen Corp.	8	942
Amgen Inc.	74	11,828
Anthem Inc.	6	961
Astellas Pharma Inc.	146	2,384
AstraZeneca Plc	122	8,343
AstraZeneca Plc - ADR	26	1,811
Bangkok Dusit Medical Services PCL	5,413	3,274
Bayer AG	12	1,761
Becton Dickinson & Co.	6	823
Biogen Inc. (c)	10	4,294
Bristol-Myers Squibb Co.	94	6,064
Bumrungrad Hospital PCL	385	1,799
Cardinal Health Inc.	10	903
Catalent Inc. (c)	103	3,215
Catamaran Corp. (c)	59	3,519
Celgene Corp. (c)	39	4,519
CR Bard Inc.	4	661
Eisai Co. Ltd. (e)	21	1,465
Eli Lilly & Co.	16	1,145
Envision Healthcare Holdings Inc. (c)	108	4,125
Getinge AB - Class B (e)	38	940
Gilead Sciences Inc. (c)	39	3,779
HCA Holdings Inc. (c)	108	8,103
Healthscope Ltd.	1,925	4,475
HealthSouth Corp.	43	1,914
Humana Inc.	28	4,956
IHH Healthcare Bhd	2,844	4,615
Life Healthcare Group Holdings Ltd.	473	1,646
McKesson Corp.	38	8,548
Medipal Holdings Corp.	6	76
Medtronic Plc	77	5,970
Merck & Co. Inc.	128	7,364
Mesoblast Ltd. (c) (e)	278	767
Mindray Medical International Ltd. - ADR	68	1,862
Mylan NV (c)	139	8,235
NMC Health Plc	270	2,665
Novartis AG	106	10,440
Otsuka Holdings Co. Ltd.	74	2,315
PerkinElmer Inc.	62	3,191
Perrigo Co. Plc	21	3,450
Pfizer Inc.	492	17,109
Raffles Medical Group Ltd.	457	1,309
Receptos Inc. (c)	1	88
Regeneron Pharmaceuticals Inc. (c)	3	1,556
Roche Holding AG	37	10,047
Sanofi SA	64	6,299
Sawai Pharmaceutical Co. Ltd.	10	569
Ship Healthcare Holdings Inc.	47	1,062
Shire Plc	83	6,604
Siloam International Hospitals Tbk PT (c)	1,690	1,732
Sino Biopharmaceutical	2,072	2,096
Sinopharm Group Co. Ltd. - Class H	431	1,754
Spire Healthcare Group Plc	606	3,364
Tenet Healthcare Corp. (c)	100	4,974
Teva Pharmaceutical Industries Ltd. - ADR	146	9,102
Thermo Fisher Scientific Inc.	68	9,163
UnitedHealth Group Inc.	20	2,385
Veeva Systems Inc. - Class A (c) (e)	240	6,139
Vertex Pharmaceuticals Inc. (c)	37	4,343
Waters Corp. (c)	21	2,649
Zimmer Holdings Inc.	23	2,699
		293,361
Industrials - 7.3%
3M Co.	4	734
Airbus Group NV	113	7,314
Beijing Enterprises Holdings Ltd.	764	6,005
Boeing Co.	4	654
Bouygues SA	22	846
Canadian National Railway Co.	62	4,150
Chiyoda Corp. (e)	22	188
Cie de Saint-Gobain	67	2,930
Cintas Corp.	9	735
Colfax Corp. (c) (e)	132	6,316
COMSYS Holdings Corp.	8	94
CSX Corp.	91	3,021
Cummins India Ltd.	157	2,215
Daikin Industries Ltd.	58	3,871
Danaher Corp.	36	3,028
Dassault Aviation SA	3	4,010
Deutsche Post AG	54	1,686
Dover Corp.	8	585
East Japan Railway Co.	129	10,321
Eaton Corp. Plc	122	8,268
Ei Towers SpA (c)	82	4,350
Fanuc Ltd.	16	3,537
FedEx Corp.	47	7,841
General Dynamics Corp.	6	863
General Electric Co.	759	18,830
GS Yuasa Corp. (e)	354	1,593
Haitian International Holdings Ltd.	738	1,695
IHI Corp. (e)	551	2,576

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Japan Airlines Co. Ltd.	255	7,926
JB Hunt Transport Services Inc.	54	4,645
JGC Corp. (e)	97	1,926
Kamigumi Co. Ltd. (e)	27	255
Kansas City Southern	30	3,107
Keppel Corp. Ltd. (e)	868	5,687
Kinden Corp.	29	362
Komatsu Ltd.	98	1,923
Koninklijke Philips Electronics NV	56	1,587
Kubota Corp.	134	2,115
L-3 Communications Holdings Inc.	6	735
Mabuchi Motor Co. Ltd.	14	725
Maeda Road Construction Co. Ltd. (e)	14	227
Mitsubishi Corp.	318	6,384
Mitsubishi Electric Corp.	466	5,532
Mitsubishi Heavy Industries Ltd.	605	3,329
Mitsui & Co. Ltd.	761	10,193
Nabtesco Corp. (e)	35	1,000
Nippo Corp.	6	99
Nippon Express Co. Ltd.	152	849
Northrop Grumman Systems Corp.	7	1,077
Novorossiysk Commercial Sea Port PJSC - GDR	70	129
Okumura Corp.	362	1,692
PACCAR Inc.	51	3,246
Parker Hannifin Corp.	5	578
Precision Castparts Corp.	34	7,054
Qualicorp SA (c)	191	1,375
Raytheon Co.	8	911
Rockwell Automation Inc.	64	7,383
Safran SA	161	11,220
Schneider Electric SA	40	3,125
Secom Co. Ltd. (e)	8	507
Seino Holdings Corp.	40	438
SHO-BOND Holdings Co. Ltd.	1	57
Siemens AG	17	1,799
SMC Corp.	5	1,459
Sohgo Security Services Co. Ltd. (e)	20	674
Stanley Black & Decker Inc.	64	6,141
Sumitomo Corp. (e)	316	3,371
Sumitomo Electric Industries Ltd. (e)	189	2,483
THK Co. Ltd. (e)	15	376
Toda Corp. (e)	429	1,806
Toyota Tsusho Corp.	28	730
Ubisoft Entertainment SA (c)	85	1,571
Union Pacific Corp.	83	8,983
United Continental Holdings Inc. (c)	86	5,797
United Parcel Service Inc. - Class B	86	8,301
United Technologies Corp.	63	7,440
		256,585
INFORMATION TECHNOLOGY - 7.2%
Accenture Plc - Class A	8	704
Activision Blizzard Inc.	387	8,806
Adobe Systems Inc. (c)	10	739
Alliance Data Systems Corp. (c)	2	693
Amdocs Ltd.	14	741
Apple Inc.	75	9,306
Atos Origin SA	45	3,103
Avnet Inc.	13	601
Canon Inc.	47	1,649
Check Point Software Technologies Ltd. (c)	9	738
Cisco Systems Inc.	449	12,362
Computer Sciences Corp.	13	832
eBay Inc. (c)	163	9,401
Electronic Arts Inc. (c)	47	2,738
Facebook Inc. - Class A (c)	68	5,587
Fidelity National Information Services Inc.	13	895
Google Inc. - Class A (c)	21	11,754
Google Inc. - Class C (c)	37	20,161
Gree Inc. (e)	315	2,192
GungHo Online Entertainment Inc. (e)	386	1,509
Harris Corp.	8	657
Hitachi High-Technologies Corp.	20	618
Hitachi Kokusai Electric Inc.	14	188
Hitachi Ltd.	977	6,671
Hoya Corp.	96	3,835
Intel Corp.	16	494
International Business Machines Corp.	38	6,173
Intuit Inc.	8	750
Keyence Corp.	2	1,146
King Digital Entertainment Plc (e)	67	1,071
KLA-Tencor Corp.	25	1,484
Kyocera Corp.	68	3,695
Lookout Inc. (c) (f) (q)	21	237
MasterCard Inc. - Class A	138	11,914
Microsoft Corp.	285	11,577
Mobileye NV (c)	311	13,090
Motorola Solutions Inc.	9	587
Murata Manufacturing Co. Ltd. (e)	17	2,362
NEC Corp. (e)	984	2,890
Nexon Co. Ltd.	78	834
Nintendo Co. Ltd. (e)	37	5,473
NS Solutions Corp.	1	43
Nuance Communications Inc. (c)	101	1,444
Omron Corp.	29	1,297
Oracle Corp.	253	10,934
QUALCOMM Inc.	89	6,138
Rohm Co. Ltd. (e)	91	6,205
Samsung Electronics Co. Ltd.	4	4,628
Samsung SDI Co.	7	840
SanDisk Corp.	10	666
SAP AG	20	1,466
Seagate Technology	11	572
Sina Corp. (c)	115	3,712
SK Hynix Inc.	25	1,027
Sumisho Computer Systems Corp.	3	87
Taiwan Semiconductor Manufacturing Co. Ltd.	779	3,620
TE Connectivity Ltd.	12	885
Trend Micro Inc.	26	857
Twitter Inc. (c)	357	17,868
VeriSign Inc. (c) (e)	11	739
Visa Inc. - Class A	239	15,662
Western Digital Corp.	11	976
Worldline SA (c)	214	3,893
Yahoo! Japan Corp. (e)	162	666
		254,482
MATERIALS - 4.3%
Akzo Nobel NV	69	5,207
Antofagasta Plc	886	9,583
Arkema SA	39	3,124
Asahi Kasei Corp.	385	3,679
Barrick Gold Corp.	284	3,111
BASF SE	15	1,528
BHP Billiton Plc	149	3,276
CF Industries Holdings Inc.	2	669
Constellium NV - Class A (c)	237	4,807
Crown Holdings Inc. (c)	65	3,509
Dow Chemical Co.	44	2,095
Eldorado Gold Corp.	397	1,822
First Quantum Minerals Ltd.	696	8,436
FMC Corp.	79	4,546
Freeport-McMoran Inc. - Class B	794	15,040
Gerdau SA - ADR (e)	509	1,630
Goldcorp Inc.	340	6,154

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Hitachi Chemical Co. Ltd.	147	3,133
International Paper Co.	14	750
JSR Corp.	164	2,838
Koninklijke Philips NV	63	3,507
Kuraray Co. Ltd.	168	2,268
Linde AG	9	1,808
LyondellBasell Industries NV	32	2,790
Monsanto Co.	28	3,107
Nippon Steel Corp.	534	1,343
Nitto Denko Corp.	112	7,492
Platinum Group Metals Ltd. (c) (e)	1,405	765
Platinum Group Metals Ltd. (c)	389	218
Potash Corp. of Saskatchewan Inc.	41	1,315
PPG Industries Inc.	5	1,034
Rio Tinto Plc	282	11,610
Sealed Air Corp.	72	3,278
Shin-Etsu Chemical Co. Ltd.	139	9,055
Southern Copper Corp. (e)	295	8,611
Syngenta AG	25	8,389
Ube Industries Ltd.	1,154	1,805
Yamato Kogyo Co. Ltd.	2	39
		153,371
TELECOMMUNICATION SERVICES - 1.6%
America Movil SAB de CV - ADR - Class L	171	3,495
AT&T Inc.	228	7,451
Axiata Group Bhd	1,358	2,593
BT Group Plc	506	3,290
Deutsche Telekom AG	185	3,384
Far EasTone Telecommunications Co. Ltd.	464	1,120
KDDI Corp.	139	3,138
Nippon Telegraph & Telephone Corp.	52	3,235
NTT DoCoMo Inc. (e)	46	806
Orange SA	91	1,464
Singapore Telecommunications Ltd.	1,148	3,662
Taiwan Mobile Co. Ltd.	322	1,126
TDC A/S	102	728
Telecom Italia SpA (c)	593	695
Telekom Malaysia Bhd	609	1,193
Verizon Communications Inc.	289	14,044
Vodafone Group Plc	580	1,898
Vodafone Group Plc - ADR	68	2,225
		55,547
UTILITIES - 1.7%
AES Corp.	183	2,348
American Electric Power Co. Inc.	80	4,488
American Water Works Co. Inc.	64	3,444
Calpine Corp. (c)	192	4,389
CenterPoint Energy Inc.	104	2,132
Chubu Electric Power Co. Inc. (c)	168	2,000
Dominion Resources Inc.	65	4,634
Enel SpA	589	2,663
Gas Natural SDG SA	25	563
GDF Suez	144	2,841
National Grid Plc	267	3,433
NextEra Energy Inc.	50	5,178
NextEra Energy Partners LP	23	1,022
NRG Energy Inc.	143	3,605
NRG Yield Inc. - Class A (e)	25	1,256
PPL Corp.	40	1,339
Sempra Energy	43	4,723
TerraForm Power Inc. - Class A	55	2,015
Tokyo Gas Co. Ltd. (e)	1,209	7,601
		59,674
Total Common Stocks (cost $1,775,728)		1,864,424

TRUST PREFERREDS - 0.4%
FINANCIALS - 0.4%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	118	3,142
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	158	4,138
RBS Capital Funding Trust V, 5.90%, (callable at 25 beginning 05/26/15) (m)	97	2,392
RBS Capital Funding Trust VII - Series G, 6.08%, (callable at 25 beginning 05/26/15) (m)	123	3,046
Total Trust Preferreds (cost $12,191)		12,718

PREFERRED STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.3%
Volkswagen AG	37	9,686

CONSUMER STAPLES - 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	49	1,472

FINANCIALS - 0.6%
American Tower Corp., 5.25%, 05/15/17 (v)	13	1,384
Federal National Mortgage Association - Series S, 8.25%, (callable at 25 beginning 12/31/15) (c) (d) (e) (m)	166	691
Forestar Group Inc., 6.00%, 12/15/16	70	1,466
Health Care REIT Inc., 6.50% (m) (v)	59	3,943
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (m)	70	1,842
Itau Unibanco Holding SA	172	1,908
Royal Bank of Scotland Group Plc - ADR - Series M, 6.40%, (callable at 25 beginning 05/26/15) (m)	53	1,328
Royal Bank of Scotland Group Plc - ADR - Series Q, 6.75%, (callable at 25 beginning 05/26/15) (m)	45	1,139
Royal Bank of Scotland Group Plc - ADR - Series T, 7.25%, (callable at 25 beginning 05/26/15) (m)	67	1,704
U.S. Bancorp - Series G, 6.00%, (callable at 25 beginning 04/15/17) (e) (m)	33	906
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	63	1,879
Wells Fargo & Co. - Series L, 7.50% (m) (v)	1	1,487
		19,677
HEALTH CARE - 0.2%
Actavis Plc, 5.50%, 03/01/18 (v)	6	6,091
Invitae Corp. (f) (p) (q)	140	2,227
		8,318
INDUSTRIALS - 0.1%
Stanley Black & Decker Inc., 6.25%, 11/17/16 (e)	10	1,126
United Technologies Corp., 7.50%, 08/01/15 (e) (v)	23	1,418
		2,544
INFORMATION TECHNOLOGY - 0.9%
Dropbox Inc. (f) (p) (q)	408	7,762
Lookout, Inc. (f) (p) (q)	284	3,242
Palantir Technologies Inc. (f) (p) (q)	512	4,556
Samsung Electronics Co. Ltd.	7	6,723
Uber Technologies Inc. (f) (p) (q)	303	10,297
		32,580

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
MATERIALS - 0.0%
Cliffs Natural Resources Inc. - Class A, 7.00%, 02/01/16	51	267

TELECOMMUNICATION SERVICES - 0.1%
Crown Castle International Corp., 4.50%, 11/01/16 (v)	39	4,110
Telecom Italia SpA,	162	153
		4,263
UTILITIES - 0.2%
Dominion Resources Inc. - Class A, 6.38%, 07/01/17	35	1,670
NextEra Energy Inc., 5.60%, 06/01/15	49	3,334
		5,004
Total Preferred Stocks (cost $74,769)		83,811

RIGHTS - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	295	42
Total Rights (cost $42)		42

WARRANTS - 0.0%
TFS Corp. Ltd. (c) (f)	105	67
TFS Corp. Ltd. (c) (f) (p)	370	235
Total Warrants (cost $0)		302

PURCHASED OPTIONS - 1.4%
Abbott Laboratories Call Option, Strike Price 49, Expiration 01/15/16, CGM	173	287
AbbVie Call Option, Strike Price 55, Expiration 06/19/15, BBP	164	788
Activision Blizzard, Inc. Call Option, Strike Price 19, Expiration 01/15/16, DUB	180	833
Aetna, Inc. Call Option, Strike Price 80, Expiration 06/19/15, BBP	134	3,562
Bank of America Corp. Call Option, Strike Price 16.50, Expiration 01/15/16, GSC	480	364
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 06/30/15, DUB	176,881	905
Call Swaption, 3-Month LIBOR versus 1.65% fixed, Expiration 07/23/15, GSC	121,820	1,064
Call Swaption, 3-Month LIBOR versus 1.70% fixed, Expiration 07/15/15, DUB	229,750	2,285
Chevron Corp. Put Option, Strike Price 95, Expiration 06/19/15, CGM	102	149
Citigroup Inc. Call Option, Strike Price 50.50, Expiration 01/15/16, GSC	223	1,046
Consol Energy Inc. Put Option, Strike Price 38, Expiration 04/17/15, UBS	82	783
Devon Energy Corp. Call Option, Strike Price 75, Expiration 04/17/15, BBP	66	1
Devon Energy Corp. Call Option, Strike Price 75, Expiration 04/17/15, CIT	66	1
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,293.01, Expiration 12/16/16, GSI	5	2,699
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,325.00, Expiration 12/18/15, JPM	2	1,024
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,426.55, Expiration 09/21/18, DUB	1	479
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,450.00, Expiration 03/17/17, MSC	2	1,004
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 03/16/18, GSI	2	851
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 06/16/17, CIT	2	814
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,500.00, Expiration 12/15/17, BBP	2	1,053
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600.00, Expiration 06/15/18, UBS	1	350
Euro Stoxx 50 Price Index Call Option, Strike Price EUR 3,600.00, Expiration 09/15/17, BOA	2	783
Gilead Sciences Call Option, Strike Price 95, Expiration 01/15/16, CIT	34	396
GlaxoSmithKline Plc Call Option, Strike Price 44, Expiration 08/21/2015, BCL	340	952
Humana Inc. Call Option, Strike Price 125, Expiration 06/19/15, GSI	81	4,343
IBM Corp. Call Option, Strike Price 182, Expiration 01/15/16, BBP	33	96
IBM Corp. Call Option, Strike Price 182, Expiration 01/15/16, DUB	33	96
Ibovespa Index Put Option, Strike Price BRL 47,604.37, Expiration 08/12/15, BOA	1	274
Ibovespa Index Put Option, Strike Price BRL 48,000, Expiration 06/17/15, GSC	—	113
Japanese Yen versus USD Call Option, Strike Price 116, Expiration 06/19/15, JPM	17,159	152
Johnson & Johnson Call Option, Strike Price 110, Expiration 07/17/15, DUB	339	153
JPMorgan Chase & Co. Call Option, Strike Price 59, Expiration 01/15/16, GSC	172	842
Marathon Petroleum Corp. Call Option, Strike Price 100, Expiration 04/17/15, GSI	82	344
Marathon Petroleum Corp. Call Option, Strike Price 90, Expiration 04/17/15, DUB	66	852
Merck & Co., Inc. Call Option, Strike Price 59, Expiration 01/15/16, GSC	347	962
MetLife Inc. Call Option, Strike Price 57.50, Expiration 01/15/16, GSI	267	334
MSGAJPLL Index Call Option, Strike Price 131.28, Expiration 12/11/2015, MSC	5,960	861
MSGAJPTL Index Call Option, Strike Price 139.99, Expiration 12/11/2015, MSC	1,539	267
Pfizer Inc. Call Option, Strike Price 33, Expiration 01/15/16, CIT	668	1,861
Phillips 66 Call Option, Strike Price 75, Expiration 05/15/15, CIT	83	471
Phillips 66 Call Option, Strike Price 75, Expiration 05/15/15, DUB	16	94
Prudential Financial Inc. Call Option, Strike Price 90, Expiration 01/15/16, CIT	207	539
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.07% fixed, Expiration 04/04/18, DUB	489,328	21
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.25% fixed, Expiration 07/29/16, DUB	865,360	39
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	1,283,894	19
Put Swaption, 6-Month Japanese Yen LIBOR versus 1.35% fixed, Expiration 01/25/16, GSI	609,700	9
Russell 2000 Put Option, Strike Price 1,190, Expiration 04/17/15, UBS	14	45

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Russell 2000 Put Option, Strike Price 1,200, Expiration 05/15/15, DUB	14	206
Russell 2000 Put Option, Strike Price 1,210, Expiration 05/15/15, MSC	8	142
Russell 2000 Put Option, Strike Price 1,235, Expiration 04/17/15, CSI	13	144
S&P 500 Index Put Option, Strike Price 2,000, Expiration 04/30/15, BNP	16	368
S&P 500 Index Put Option, Strike Price 2,000, Expiration 04/30/15, MSC	9	122
S&P 500 Index Put Option, Strike Price 2,000, Expiration 05/15/15, CIT	4	102
S&P 500 Index Put Option, Strike Price 2,000, Expiration 05/15/15, UBS	4	102
S&P 500 Index Put Option, Strike Price 2,025, Expiration 04/17/15, MSC	5	64
S&P 500 Index Put Option, Strike Price 2,025, Expiration 04/24/15, MSC	5	87
S&P 500 Index Put Option, Strike Price 2,025, Expiration 04/30/15, MSC	5	97
S&P 500 Index Put Option, Strike Price 2,025, Expiration 05/15/15, MSC	5	139
S&P 500 Index Put Option, Strike Price 2,100, Expiration 04/17/15, MSC	4	179
SPDR Gold Shares Trust Call Option, Strike Price 120, Expiration 09/18/15, JPM	73	204
SPDR Gold Shares Trust Call Option, Strike Price 135, Expiration 06/19/15	1	5
Stoxx Europe 600 Index Call Option, Strike Price EUR 347.97, Expiration 12/16/16, CSI	16	671
Stoxx Europe 600 Index Call Option, Strike Price EUR 348.12, Expiration 09/16/16, JPM	19	792
Stoxx Europe 600 Index Call Option, Strike Price EUR 355.61, Expiration 03/18/17, CSI	18	658
Stoxx Europe 600 Index Call Option, Strike Price EUR 372.06, Expiration 09/15/17, JPM	14	341
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,000.77, Expiration 09/21/16, CIT	30	597
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,483.13, Expiration 09/21/16, CGM	27	358
Taiwan Stock Exchange Index Call Option, Strike Price TWD 9,677, Expiration 12/21/16, GSC	28	356
The Goldman Sachs Group, Inc. Call Option, Strike Price 220, Expiration 01/15/16, DUB	25	65
Time Warner Cable Inc. Put Option, Strike Price 125, Expiration 04/17/15, MSC	5	1
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,388.50, Expiration 06/12/15, MSC	648	909
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,425, Expiration 12/11/15, UBS	592	842
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,525, Expiration 12/11/15, BOA	1,163	1,028
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,560, Expiration 05/08/15, MSC	1,447	375
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,585, Expiration 03/11/16, CGM	1,736	1,319
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,585, Expiration 12/11/15, CGM	1,229	777
Tokyo Stock Exchange Price Index Call Option, Strike Price JPY 1,615, Expiration 09/11/15, BOA	871	352
Tokyo Stock Exchange Price Index Put Option, Strike Price JPY 1,550, Expiration 06/12/15, GSC	1,215	501
Tokyo Stock Exchange Price Index Put Option, Strike Price JPY 1,600, Expiration 09/11/15, BNP	562	241
Transocean Ltd. Put Option, Strike Price 26, Expiration 05/15/15, CGM	264	3,034
Wells Fargo & Co. Call Option, Strike Price 60, Expiration 01/15/16, GSI	83	89
Total Purchased Options (cost $38,567)		50,527

INVESTMENT COMPANIES - 0.7%
ETFS Gold Trust (c)	16	1,813
ETFS Physical Palladium Trust (c)	24	1,699
ETFS Platinum Trust (c)	20	2,227
iShares Gold Trust Fund (a) (c)	638	7,301
SPDR Gold Trust (c)	97	11,017
Total Investment Companies (cost $29,622)		24,057

CORPORATE BONDS AND NOTES - 9.1%
CONSUMER DISCRETIONARY - 0.7%
Cablevision Systems Corp., 5.88%, 09/15/22 (e)	$1,103	1,156
Charter Communications Term Loan, 4.25%, 08/12/21 (i)	2,105	2,121
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	1,988	1,988
Deutsche Rastatten Grupp GmbH Term Loan, 3.27%, 12/10/18 (i), EUR	1,304	1,405
Deutsche Rastatten Grupp IV GmbH Term Loan, 3.52%, 12/10/19 (i), EUR	526	567
General Motors Financial Co. Inc., 3.50%, 07/10/19	2,777	2,851
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20 (i)	7,482	7,489
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	1,000	1,060
Unitymedia Hessen GmbH & Co. KG, 5.50%, 01/15/23 (r)	800	837
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20 (i)	4,937	4,925
		24,399
CONSUMER STAPLES - 0.1%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	1,129	1,136
BAT International Finance Plc, 2.13%, 06/07/17 (r)	1,725	1,753
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q) (v), SGD	400	3
China Milk Products Group Ltd., 0.00%, 01/05/12 (c) (d) (f) (q) (v)	100	1
Olam International Ltd., 6.00%, 10/15/16 (p) (v)	2,400	2,502
REI Agro Ltd.
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	628	31
0.00%, 11/13/14 (c) (d) (f) (p) (q) (v)	185	9
		5,435
ENERGY - 1.1%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (d) (r)	801	256
Chesapeake Energy Corp., 3.50%, 04/15/19 (i)	1,737	1,672

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Cobalt International Energy Inc.
2.63%, 12/01/19 (v)	3,992	2,902
3.13%, 05/15/24 (v)	4,991	3,684
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	1,584	1,205
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (i)	1,760	1,283
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21 (i)	2,139	1,779
Petrobras Global Finance BV
2.39%, 01/15/19 (i)	4,949	4,287
6.25%, 03/17/24 (e)	2,350	2,216
Petrobras International Finance Co., 5.38%, 01/27/21	1,024	929
Petroleos Mexicanos, 3.50%, 07/23/20 (r)	3,291	3,365
Petronas Capital Ltd., 3.50%, 03/18/25 (r)	5,288	5,353
Reliance Holdings USA Inc.
4.50%, 10/19/20 (r)	1,275	1,361
5.40%, 02/14/22 (r)	500	549
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23	1,291	1,286
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21 (i)	5,779	4,575
YPF SA
8.88%, 12/19/18 (e) (r)	2,007	2,090
8.75%, 04/04/24 (e) (r)	1,329	1,365
		40,157
FINANCIALS - 4.4%
Ally Financial Inc.
2.75%, 01/30/17	2,655	2,645
3.50%, 01/27/19	1,906	1,882
American Express Co., 4.90%, (callable at 100 beginning 03/15/20) (m)	1,890	1,917
American Tower Corp., 3.40%, 02/15/19	719	743
AP One Channel Center Owner LP Term Loan, 6.42%, 07/19/19 (f) (i) (q)	1,310	1,310
Banco Del Estado De Chile, 2.03%, 04/02/15	1,350	1,350
Banco Santander Chile, 2.14%, 06/07/18 (i) (r)	2,250	2,291
Bank of America Corp.
2.00%, 01/11/18	2,499	2,518
1.33%, 03/22/18 (i)	1,376	1,392
2.60%, 01/15/19	1,733	1,764
BNP Paribas SA, 2.40%, 12/12/18	5,279	5,382
Capital One Bank USA NA, 2.15%, 11/21/18	1,870	1,885
CapitaLand Ltd.
2.10%, 11/15/16 (p) (v), SGD	3,500	2,516
2.95%, 06/20/22 (p) (v), SGD	7,000	5,101
1.95%, 10/17/23 (r) (v), SGD	3,000	2,307
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (e) (m)	3,529	3,564
5.95% (callable at 100 beginning 01/30/23) (m)	1,330	1,347
1.80%, 02/05/18	4,985	4,995
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22	873	904
Credit Suisse AG Credit Linked Note (Housing Development Finance Corp. Ltd., 7.88%, 01/15/16, Moody’s rating Aaa) (r)	10,970	10,871
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (p) (v)	1,741	1,845
Dana Gas Sukuk Ltd.
7.00%, 10/31/17 (r) (v)	5,127	4,025
9.00%, 10/31/17 (r)	2,266	1,793
Deutsche Bank AG, 1.88%, 02/13/18	2,075	2,080
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (m) (r)	698	715
Discover Bank, 2.00%, 02/21/18	361	361
Export-Import Bank of Korea, 2.88%, 09/17/18	1,297	1,341
Ford Motor Credit Co. LLC
1.72%, 12/06/17	4,859	4,847
2.38%, 01/16/18	1,613	1,641
5.00%, 05/15/18	2,231	2,432
Forest City Enterprises Inc., 4.25%, 08/15/18 (v)	1,830	2,301
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	2,600	2,925
5.55%, 05/04/20	1,410	1,640
6.37%, 11/15/67 (i)	1,854	2,012
Goldman Sachs Group Inc., 5.70%, (callable at 100 beginning 05/10/19) (m)	2,964	3,048
HSBC Holdings Plc, 6.37%, (callable at 100 beginning 09/17/24) (m)	5,700	5,821
HSBC USA Inc., 1.63%, 01/16/18	1,775	1,776
Hyundai Capital America
2.13%, 10/02/17 (r)	966	975
2.00%, 03/19/18 (r)	1,110	1,128
Intesa Sanpaolo SpA
3.13%, 01/15/16	418	424
3.88%, 01/16/18	941	986
3.88%, 01/15/19	4,258	4,491
JPMorgan Chase & Co.
5.15% (callable at 100 beginning 05/01/23) (m)	3,331	3,252
6.10% (callable at 100 beginning 10/01/24) (m)	7,026	7,237
6.13%, 06/27/17	1,398	1,532
Lloyds Bank Plc
2.30%, 11/27/18	754	766
13.00% (callable at 100 beginning 01/22/29), 01/29/49 (m), GBP	2,575	6,759
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1,642	1,878
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	2,167	2,183
7.30%, 05/13/19	1,171	1,401
Sheridan Production Partners II LP Term Loan, 4.25%, 12/02/20 (i) (q)	3,324	2,887
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/02/20 (i) (q)	462	402
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/02/20 (i) (q)	172	150
Standard Chartered Plc, 6.50%, (callable at 100 beginning 04/02/20) (m) (r)	2,025	2,043
State Bank of India, 3.62%, 04/17/19 (r)	2,456	2,549
Sumitomo Mitsui Banking Corp., 2.45%, 01/10/19 (e)	2,205	2,240
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (p)	1,100	1,194
Synchrony Financial, 3.75%, 08/15/21	1,660	1,721
Trust F/1401, 5.25%, 12/15/24 (e) (r)	1,474	1,585
UBS AG, 2.38%, 08/14/19	1,636	1,649
USB Capital IX, 3.50%, (callable at 100 beginning 06/08/15) (m)	2,409	1,993
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	3,700	5,700
		154,412
HEALTH CARE - 1.2%
Actavis Funding SCS, 3.00%, 03/12/20	2,965	3,037
Bio City Development Co. BV, 8.00%, 07/06/18 (c) (d) (f) (p) (q) (v)	600	321
BioMarin Pharmaceutical Inc.
0.75%, 10/15/18 (e) (v)	790	1,176

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
1.50%, 10/15/20 (v)	775	1,174
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	2,150	2,303
5.00%, 12/15/21 (r)	1,475	1,640
Gilead Sciences Inc., 1.63%, 05/01/16 (v)	1,461	6,294
Grifols Worldwide Operations USA Inc. Term Loan, 3.18%, 03/03/21 (i)	6,607	6,597
Mallinckrodt International Finance S.A. Term Loan B, 3.25%, 02/24/21 (i)	825	822
Medtronic Inc., 3.15%, 03/15/22 (r)	3,855	4,003
Mylan Inc.
3.75%, 09/15/15 (v)	1,799	7,998
2.55%, 03/28/19	2,300	2,312
WellPoint Inc., 2.75%, 10/15/42 (v)	2,057	4,249
		41,926
INDUSTRIALS - 0.3%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	1,709	1,767
Inversiones Alsacia SA, 8.00%, 12/31/18 (r)	2,364	1,725
Odebrecht Finance Ltd., 4.38%, 04/25/25 (r)	1,795	1,522
Suzlon Energy Ltd., 3.25%, 07/16/19 (f) (k) (r) (v)	2,061	3,133
Viterra Inc., 5.95%, 08/01/20 (r)	1,917	2,157
		10,304
INFORMATION TECHNOLOGY - 0.5%
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (r)	2,863	2,883
3.60%, 11/28/24 (r)	3,190	3,200
Intel Corp., 3.25%, 08/01/39 (v)	1,098	1,734
Salesforce.com Inc., 0.25%, 04/01/18 (v)	1,886	2,259
Sina Corp., 1.00%, 12/01/18 (v)	1,694	1,537
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	551	573
Take-Two Interactive Software Inc., 1.75%, 12/01/16 (v)	1,882	2,644
Twitter Inc., 1.00%, 09/15/21 (r) (v)	1,682	1,636
Xerox Corp., 6.35%, 05/15/18	1,146	1,296
		17,762
MATERIALS - 0.2%
Constellium NV
7.00%, 01/15/23 (r), EUR	1,189	1,294
8.00%, 01/15/23 (r)	345	361
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	65
TFS Corp. Ltd., 11.00%, 07/15/18 (e) (r)	4,382	4,689
		6,409
TELECOMMUNICATION SERVICES - 0.6%
AT&T Inc., 2.38%, 11/27/18	4,712	4,778
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (r)	982	1,000
Hughes Satellite Systems Corp., 7.63%, 06/15/21	449	494
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	2,175	2,235
Telecom Italia Finance SA
6.13%, 11/15/16 (r), EUR	2,000	3,008
6.13%, 11/15/16 (p) (v), EUR	400	602
Telecom Italia SpA, 5.30%, 05/30/24 (r)	2,513	2,632
Telefonica Participaciones SAU, 4.90%, 09/25/17 (v), EUR	3,800	4,460
Telefonica SA, 6.00%, 07/24/17 (p), EUR	1,300	1,664
		20,873
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	370	274
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (f) (i) (q)	46	46
		320
Total Corporate Bonds and Notes (cost $314,233)		321,997

GOVERNMENT AND AGENCY OBLIGATIONS - 13.7%
GOVERNMENT SECURITIES - 13.4%
Sovereign - 7.8%
Argentina Bonar Bond
7.00%, 04/17/17	7,063	6,869
8.75%,05/07/24 (e)	5,441	5,691
Australia Government Bond, 2.75%, 10/21/19, AUD	45,429	36,020
Brazil Government International Bond
6.00%, 01/17/17	2,223	2,382
4.88%, 01/22/21 (e)	1,283	1,347
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/17 - 01/01/25, BRL	109,163	30,887
City of Buenos Aires Argentina, 8.95%, 02/19/21 (r)	1,729	1,816
Hungary Government International Bond, 4.13%, 02/19/18	3,780	3,952
Indonesia Government International Bond, 6.88%, 01/17/18 (r)	1,391	1,568
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	108,180,000	8,464
8.38%, 03/15/24, IDR	27,706,000	2,249
Italy Buoni Poliennali Del Tesoro, 1.50%, 06/01/25, EUR	42,170	46,265
Japan Government Bond, 0.10%, 03/15/17, JPY	705,750	5,891
Mexico Bonos
8.00%, 12/07/23 MXN	216,733	16,210
10.00%, 12/05/24 MXN	424,205	36,117
Poland Government Bond
5.25%, 10/25/20, PLN	33,139	10,237
5.75%, 10/25/21, PLN	16,212	5,245
Provincia de Buenos Aires, Argentina, 10.88%, 01/26/21 (p)	791	829
Republic of Colombia, 7.38%, 01/27/17	3,445	3,807
Turkey Government International Bond, 6.75%, 04/03/18	6,308	6,985
United Kingdom Treasury Bond, 2.25%, 09/07/23 (p), GBP	27,501	43,192
		276,023
Treasury Inflation Index Securities - 0.1%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 05/15/23 (s), BRL	1,429	1,163
U.S. Treasury Inflation Indexed Note, 0.25%, 01/15/25 (n)	1,393	1,403
		2,566
U.S. Treasury Securities - 5.5%
U.S. Treasury Note
0.25%, 07/31/15	11,989	11,994
1.25%, 10/31/18	17,814	17,907
1.63%, 07/31/19 - 08/31/19	33,878	34,377
2.25%, 04/30/21 - 11/15/24	100,817	103,892
2.00%, 05/31/21	25,064	25,630
		193,800

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.3%
Federal National Mortgage Association, 3.00%, 04/15/45, TBA (g)	12,257	12,533
Total Government and Agency Obligations (cost $503,147)		484,922

OTHER EQUITY INTERESTS - 0.0%
BRT Escrow Corp. SpA Escrow (c) (f) (p) (q) (u)	2,360	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 27.0%
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	127,155	127,155

Treasury Securities - 23.4%
Japan Treasury Bill
0.00%, 04/20/15, JPY	710,000	5,920
0.00%, 05/07/15, JPY	1,220,000	10,172
0.00%, 05/12/15, JPY	1,050,000	8,755
0.00%, 06/01/15, JPY	1,220,000	10,172
0.00%, 06/22/15, JPY	1,430,000	11,923
0.00%, 07/10/15, JPY	690,000	5,753
0.00%, 08/10/15, JPY	870,000	7,254
Mexico Cetes
0.20%, 04/01/15, MXN	6,666	4,369
0.20%, 04/16/15, MXN	5,099	3,338
0.19%, 04/30/15, MXN	6,710	4,388
0.20%, 05/28/15, MXN	10,428	6,802
0.20%, 06/11/15, MXN	10,197	6,644
0.20%, 06/25/15, MXN	6,910	4,497
0.20%, 07/09/15, MXN	14,374	9,342
0.20%, 07/23/15, MXN	12,293	7,979
0.20%, 08/06/15, MXN	13,974	9,058
0.20%, 08/20/15, MXN	12,335	7,985
0.22%, 09/03/15, MXN	5,287	3,418
0.21%, 09/17/15, MXN	14,187	9,159
U.S. Treasury Bill
0.01%, 04/02/15	$111,500	111,500
0.02%, 04/09/15	18,000	18,000
0.03%, 04/30/15	13,000	13,000
0.02%, 05/07/15	4,000	4,000
0.07%, 05/14/15	20,250	20,250
0.04%, 05/21/15	88,100	88,099
0.02%, 05/28/15	46,500	46,499
0.01%, 06/04/15	19,000	18,999
0.01%, 06/11/15	84,000	83,997
0.03%, 06/18/15	46,000	45,998
0.03%, 06/25/15 (o)	50,000	49,998
0.03%, 07/02/15	126,000	125,989
0.02%, 07/09/15	12,000	11,999
0.04%, 07/16/15	11,000	10,999
0.06%, 07/23/15	16,000	15,998
0.06%, 08/20/15	14,000	13,996
0.06%, 08/27/15	10,000	9,997
		826,246
Total Short Term Investments (cost $956,999)		953,401
Total Investments - 107.6% (cost $3,705,298)		3,796,201
Total Securities Sold Short - (0.3%) (proceeds $9,198)		(9,409)
Other Assets and Liabilities, Net - (7.3%)		(260,203)
Total Net Assets - 100.0%		$3,526,589

SECURITIES SOLD SHORT - 0.3%
COMMON STOCKS - 0.3%
CONSUMER STAPLES - 0.1%
Mead Johnson Nutrition Co.	21	$2,070

FINANCIALS - 0.1%
Camden Property Trust	27	2,112
Equity Residential	22	1,696
		3,808
INDUSTRIALS - 0.1%
Avery Dennison Corp.	67	3,531
Total Securities Sold Short - 0.3% (proceeds $9,198)		$9,409

JNL/BlackRock Large Cap Select Growth Fund

COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 20.3%
Delphi Automotive Plc	125	$9,960
Dollar General Corp.	474	35,711
Home Depot Inc.	201	22,822
Liberty Global Plc - Class A (c)	668	34,365
Lululemon Athletica Inc. (c) (e)	262	16,747
Netflix Inc. (c)	76	31,751
Nike Inc. - Class B	123	12,307
Restoration Hardware Holdings Inc. (c) (e)	108	10,670
TripAdvisor Inc. (c)	396	32,922
Twenty-First Century Fox Inc. - Class A	1,186	40,145
Walt Disney Co.	162	16,949
		264,349
CONSUMER STAPLES - 3.9%
Constellation Brands Inc. - Class A (c)	131	15,242
CVS Health Corp.	92	9,534
Hershey Co.	147	14,880
Whole Foods Market Inc.	224	11,687
		51,343
ENERGY - 2.8%
Concho Resources Inc. (c)	211	24,508
Pioneer Natural Resources Co.	69	11,243
		35,751
FINANCIALS - 6.3%
Berkshire Hathaway Inc. (c)	117	16,945
Crown Castle International Corp.	163	13,415
Discover Financial Services	291	16,411
JPMorgan Chase & Co.	279	16,912
Moody’s Corp.	179	18,564
		82,247
HEALTH CARE - 22.8%
AbbVie Inc.	666	38,971
Actavis Plc (c)	72	21,483
athenahealth Inc. (c) (e)	49	5,843
Express Scripts Holding Co. (c)	248	21,554
Humana Inc.	110	19,571
Mallinckrodt Plc (c)	122	15,464
Perrigo Co. Plc	163	26,971
Regeneron Pharmaceuticals Inc. (c)	36	16,043
United Therapeutics Corp. (c)	275	47,488
UnitedHealth Group Inc.	130	15,390
Valeant Pharmaceuticals International Inc. (c)	131	26,031

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Vertex Pharmaceuticals Inc. (c)	361	42,574
		297,383
INDUSTRIALS - 5.4%
Precision Castparts Corp.	85	17,903
Spirit Airlines Inc. (c)	238	18,390
Union Pacific Corp.	311	33,720
		70,013
INFORMATION TECHNOLOGY - 36.1%
Alibaba Group Holding Ltd. - ADR (c) (e)	177	14,757
Alliance Data Systems Corp. (c)	105	31,147
Apple Inc.	542	67,479
Baidu.com - ADR (c)	151	31,437
Facebook Inc. - Class A (c)	716	58,864
Google Inc. - Class A (c)	72	40,190
LinkedIn Corp. - Class A (c)	113	28,343
MasterCard Inc. - Class A	196	16,947
Oracle Corp.	630	27,201
Salesforce.com Inc. (c)	538	35,912
SanDisk Corp.	139	8,852
Splunk Inc. (c)	123	7,282
Tencent Holdings Ltd.	1,245	23,642
Visa Inc. - Class A	754	49,291
Workday Inc. - Class A (c)	114	9,657
Yahoo! Inc. (c)	462	20,532
		471,533
MATERIALS - 0.6%
Ecolab Inc.	72	8,279
Total Common Stocks (cost $1,102,204)		1,280,898

PREFERRED STOCKS - 0.8%
INFORMATION TECHNOLOGY - 0.8%
Palantir Technologies Inc. (f) (p) (q)	1,246	11,079
Total Preferred Stocks (cost $7,639)		11,079

SHORT TERM INVESTMENTS - 3.0%
Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	13,655	13,655

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	25,549	25,549
Total Short Term Investments (cost $39,204)		39,204
Total Investments - 102.0% (cost $1,149,047)		1,331,181
Other Assets and Liabilities, Net - (2.0%)		(26,205)
Total Net Assets - 100.0%		$1,304,976

JNL/Boston Partners Global Long Short Equity Fund

COMMON STOCKS - 94.6%
CONSUMER DISCRETIONARY - 11.4%
Alpine Electronics Inc.	10	$165
Cambian Group Plc	735	2,540
Comcast Corp. - Class A (o)	85	4,789
ITV Plc	1,256	4,703
Lear Corp. (o)	26	2,896
Liberty Global Plc - Class C (c) (o)	170	8,476
Macy’s Inc. (o)	88	5,737
Shenzhou International Group Holdings Ltd.	748	3,376
Swatch Group AG	45	3,810
Tenneco Inc. (c) (o)	67	3,829
TS Tech Co. Ltd.	75	2,028
WH Smith Plc	234	4,487
		46,835
CONSUMER STAPLES - 5.4%
Aryzta AG	62	3,786
CVS Health Corp. (o)	120	12,379
Greencore Group Plc	993	4,746
Stock Spirits Group Plc	435	1,333
		22,244
ENERGY - 7.8%
Anadarko Petroleum Corp. (o)	25	2,068
Canadian Natural Resources Ltd.	107	3,264
Diamondback Energy Inc. (c)	45	3,462
Energen Corp. (o)	42	2,754
EOG Resources Inc. (o)	17	1,536
INPEX Corp.	349	3,844
Marathon Petroleum Corp. (o)	20	2,046
Occidental Petroleum Corp.	42	3,048
Parsley Energy Inc. - Class A (c) (o)	227	3,623
Phillips 66 (o)	51	4,007
Precision Drilling Corp.	271	1,720
Viper Energy Partners LP (o)	36	664
		32,036
FINANCIALS - 18.0%
Allstate Corp. (o)	66	4,723
American International Group Inc. (o)	59	3,211
Aon Plc - Class A (o)	30	2,892
Assicurazioni Generali SpA	104	2,044
Aurelius AG	156	6,534
Australia & New Zealand Banking Group Ltd.	81	2,261
BB&T Corp.	78	3,055
Berkshire Hathaway Inc. (c) (o)	42	6,029
Capital One Financial Corp. (o)	118	9,311
Cerved Information Solutions SpA (c)	391	2,604
CK Hutchison Holdings Ltd.	287	5,879
Fifth Third Bancorp (o)	488	9,205
HSBC Holdings Plc	486	4,143
Muenchener Rueckversicherungs AG	16	3,386
Resona Holdings Inc.	401	1,989
Wells Fargo & Co. (o)	116	6,331
		73,597
HEALTH CARE - 11.4%
Amgen Inc. (o)	41	6,548
Express Scripts Holding Co. (c) (o)	25	2,185
Fresenius SE	56	3,364
Gilead Sciences Inc. (c) (o)	20	1,984
McKesson Corp. (o)	16	3,727
Medtronic Plc (o)	81	6,280
Merck & Co. Inc.	56	3,203
Novartis AG	44	4,329
Pfizer Inc. (o)	84	2,922
Roche Holding AG	16	4,387
Teva Pharmaceutical Industries Ltd. - ADR (o)	62	3,869
Universal Health Services Inc. - Class B (o)	32	3,814
		46,612
INDUSTRIALS - 11.7%
Amano Corp.	24	291
Berendsen Plc	182	3,005
Bollore SA	678	3,611
Georg Fischer AG	5	3,314
Honeywell International Inc. (o)	39	4,090
Hoshizaki Electric Co. Ltd.	54	3,526
Hutchison Whampoa Ltd.	120	1,666
Ingersoll-Rand Plc (o)	57	3,883

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Melrose Industries Plc	1,043	4,285
Norma Group SE	80	4,027
Northrop Grumman Systems Corp. (o)	26	4,160
Safran SA	98	6,851
Teleperformance	36	2,454
United Technologies Corp. (o)	23	2,692
		47,856
INFORMATION TECHNOLOGY - 15.7%
Activision Blizzard Inc. (o)	274	6,230
Apple Inc. (o)	125	15,550
Avnet Inc. (o)	90	3,984
Cap Gemini SA	69	5,639
EMC Corp. (o)	119	3,049
Google Inc. - Class C (c) (o)	11	6,128
MediaTek Inc.	136	1,837
Ricoh Co. Ltd.	192	2,082
Rofin-Sinar Technologies Inc. (c) (o)	86	2,077
Samsung Electronics Co. Ltd.	4	4,692
Seiko Epson Corp.	105	1,863
Toshiba Corp.	923	3,868
Western Digital Corp. (o)	42	3,825
Zebra Technologies Corp. (c) (o)	36	3,284
		64,108
MATERIALS - 9.4%
Alent Plc	780	4,318
Barrick Gold Corp.	149	1,638
CRH Plc	123	3,203
Glencore Plc	375	1,585
Graphic Packaging Holding Co. (o)	268	3,894
HudBay Minerals Inc.	132	1,082
Lintec Corp.	189	4,501
MeadWestvaco Corp.	32	1,612
Nitto Denko Corp.	96	6,377
Packaging Corp. of America (o)	41	3,184
Smurfit Kappa Group Plc	238	6,695
Stornoway Diamond Corp. (c)	974	492
		38,581
TELECOMMUNICATION SERVICES - 3.8%
China Mobile Ltd.	315	4,099
China Telecom Corp. Ltd.	2,784	1,780
Nippon Telegraph & Telephone Corp.	60	3,716
SK Telecom Co. Ltd.	10	2,414
Vodafone Group Plc	1,130	3,699
		15,708
Total Common Stocks (cost $374,123)		387,577

WARRANTS - 0.0%
Stornoway Diamond Corp. (c)	290	18
Total Warrants (cost $27)		18

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 5.3%
JNL Money Market Fund, 0.01% (a) (h)	21,797	21,797
Total Short Term Investments (cost $21,797)		21,797
Total Investments - 99.9% (cost $395,947)		409,392
Total Securities Sold Short - (39.7%) (proceeds $155,590)		(162,773)
Other Assets and Liabilities, Net - 39.8%		163,236
Total Net Assets - 100.0%		$409,855

SECURITIES SOLD SHORT - 39.7%
COMMON STOCKS - 39.7%
CONSUMER DISCRETIONARY - 11.2%
AO World Plc	492	$1,337
ARAMARK	38	1,209
Autoliv Inc.	22	2,588
B&M European Value Retail SA	254	1,178
Bob Evans Farms Inc.	37	1,701
Brilliance China Automotive Holdings Ltd.	572	1,101
Buffalo Wild Wings Inc.	12	2,188
Carmax Inc.	43	2,943
Cheesecake Factory Inc.	31	1,550
Dorman Products Inc.	34	1,685
Fast Retailing Co. Ltd.	4	1,431
Krispy Kreme Doughnuts Inc.	85	1,701
L Brands Inc.	23	2,187
Leggett & Platt Inc.	27	1,225
McDonald’s Holdings Co. Japan Ltd.	79	1,751
Monro Muffler Brake Inc.	38	2,492
Netflix Inc.	5	2,187
Ocado Group Plc	395	2,061
Pandora Media Inc.	113	1,825
Restoration Hardware Holdings Inc.	15	1,455
Shutterstock Inc.	20	1,372
Sonic Automotive Inc. - Class A	62	1,550
Tesla Motors Inc.	10	1,799
Tumi Holdings Inc.	89	2,181
Under Armour Inc. - Class A	21	1,675
Vitamin Shoppe Inc.	41	1,673
		46,045
CONSUMER STAPLES - 3.2%
China Mengniu Dairy Co. Ltd.	243	1,291
Clorox Co.	11	1,254
Colgate-Palmolive Co.	23	1,627
Mondelez International Inc. - Class A	41	1,497
Monster Beverage Corp.	14	1,941
Nissin Foods Holdings Co. Ltd.	32	1,592
Snyders-Lance Inc.	35	1,117
Tsingtao Brewery Co. Ltd. - Class H	232	1,556
United Natural Foods Inc.	15	1,162
		13,037
ENERGY - 2.1%
Bristow Group Inc.	32	1,723
Cabot Oil & Gas Corp.	37	1,082
Concho Resources Inc.	14	1,635
Continental Resources Inc.	35	1,507
Hess Corp.	19	1,296
Matador Resources Co.	65	1,429
		8,672
FINANCIALS - 5.4%
Aberdeen Asset Management Plc	313	2,131
Astoria Financial Corp.	165	2,136
BancorpSouth Inc.	79	1,836
DNB ASA	94	1,509
Eaton Vance Corp.	24	999
Glacier Bancorp Inc.	65	1,644
Hulic Co. Ltd.	154	1,729
Nordea Bank AB	106	1,285
Northern Trust Corp.	21	1,474
Plum Creek Timber Co. Inc.	23	995
Siam Commercial Bank PCL - NVDR	259	1,419
UMB Financial Corp.	36	1,929
UniCredit SpA	274	1,857

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Westamerica Bancorp	24	1,019
		21,962
HEALTH CARE - 3.2%
Alere Inc.	46	2,244
Elekta AB - Class B	207	1,860
GW Pharmaceuticals Plc - ADR	13	1,147
Hisamitsu Pharmaceutical Co. Inc.	36	1,491
Novo-Nordisk A/S - ADR	34	1,815
Puma Biotechnology Inc.	6	1,339
ResMed Inc.	26	1,865
Ryman Healthcare Ltd.	248	1,451
		13,212
INDUSTRIALS - 5.7%
Canadian Pacific Railway Ltd.	9	1,710
Cobham Plc	293	1,321
GEA Group AG	32	1,538
Heartland Express Inc.	78	1,856
Kansas City Southern	18	1,874
Keppel Corp. Ltd.	253	1,658
Latam Airlines Group SA - ADR	144	1,163
Metso Oyj	11	318
Mobile Mini Inc.	42	1,778
Noble Group Ltd.	2,509	1,681
SGS SA	1	2,441
Sun Hydraulics Corp.	58	2,387
Trex Co. Inc.	51	2,797
USG Corp.	38	1,024
		23,546
INFORMATION TECHNOLOGY - 4.8%
ASM Pacific Technology Ltd.	122	1,267
Blackbaud Inc.	36	1,720
Itron Inc.	55	2,002
National Instruments Corp.	69	2,201
NetSuite Inc.	14	1,325
Palo Alto Networks Inc.	6	856
Rackspace Hosting Inc.	34	1,767
Salesforce.com Inc.	22	1,482
Stratasys Ltd.	38	1,980
VeriFone Systems Inc.	58	2,007
ViaSat Inc.	16	983
Yelp Inc.	41	1,926
		19,516
MATERIALS - 3.7%
Air Products & Chemicals Inc.	15	2,336
AptarGroup Inc.	40	2,546
FMC Corp.	28	1,580
FP Corp.	59	2,147
Huhtamaki Oyj	41	1,261
Intrepid Potash Inc.	117	1,356
Linde AG	6	1,304
Teck Resources Ltd.	120	1,649
Wausau Paper Corp.	86	818
		14,997
TELECOMMUNICATION SERVICES - 0.4%
Cogent Communications Holdings Inc.	51	1,786
Total Securities Sold Short - 39.7% (proceeds $155,590)		$162,773

JNL/Brookfield Global Infrastructure and MLP Fund

COMMON STOCKS - 98.2%
AUSTRALIA - 3.6%
Origin Energy Ltd.	1,476	$12,647
Transurban Group	4,493	32,533
		45,180
BRAZIL - 0.3%
CCR SA	791	4,092

CANADA - 9.6%
Enbridge Inc.	1,086	52,368
Inter Pipeline Ltd. (e)	699	18,014
Pembina Pipeline Corp. (e)	529	16,713
TransCanada Corp. (e)	520	22,233
Veresen Inc. (e)	868	11,430
		120,758
CHINA - 4.3%
Beijing Capital International Airport Co. Ltd. - Class H	3,751	3,663
Beijing Enterprises Holdings Ltd.	1,952	15,333
China Merchants Holdings International Co. Ltd.	3,875	15,187
ENN Energy Holdings Ltd.	3,254	19,980
		54,163
FRANCE - 4.6%
Aeroports de Paris	54	6,487
Eutelsat Communications Group SA	360	11,934
GDF Suez	292	5,771
Groupe Eurotunnel SE (q)	2,342	33,569
		57,761
HONG KONG - 1.0%
HK Electric Investments Ltd.	4,845	3,325
Hong Kong & China Gas Co. Ltd.	4,145	9,597
		12,922
ITALY - 4.3%
Atlantia SpA	1,060	27,844
Snam Rete Gas SpA	5,457	26,488
		54,332
JAPAN - 2.1%
Tokyo Gas Co. Ltd.	4,130	25,962

LUXEMBOURG - 2.0%
SES SA - FDR	693	24,563

MEXICO - 0.3%
Infraestructura Energetica Nova SAB de CV (e)	570	3,113

NETHERLANDS - 0.8%
Koninklijke Vopak NV	173	9,566

SINGAPORE - 0.5%
Hutchison Port Holdings Trust	9,066	6,293

SPAIN - 1.8%
Ferrovial SA (e)	1,031	21,927

SWITZERLAND - 1.2%
Flughafen Zuerich AG (q)	20	15,415

UNITED KINGDOM - 9.2%
National Grid Plc	5,631	72,395
Severn Trent Plc	607	18,515
United Utilities Group Plc	1,721	23,791
		114,701

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
UNITED STATES OF AMERICA - 52.6%
AGL Resources Inc.	117	5,784
American Tower Corp.	767	72,218
American Water Works Co. Inc.	608	32,943
Boardwalk Pipeline Partners, LP	811	13,065
Buckeye Partners LP	169	12,733
CenterPoint Energy Inc.	1,140	23,265
Columbia Pipeline Partners LP (c)	219	6,059
Crestwood Equity Partners LP (e) (q)	1,821	10,929
Crown Castle International Corp.	555	45,776
CSX Corp.	176	5,813
Energy Transfer Equity LP	401	25,400
Energy Transfer Partners LP	394	21,954
Enterprise Products Partners LP	1,121	36,917
EQT Midstream Partners LP	148	11,525
Eversource Energy	186	9,382
ITC Holdings Corp.	741	27,732
Kansas City Southern	53	5,359
Kinder Morgan Inc.	460	19,348
MarkWest Energy Partners LP	113	7,493
NiSource Inc. (e)	377	16,640
ONE Gas Inc.	240	10,364
PG&E Corp.	795	42,201
Plains GP Holdings LP	467	13,257
SBA Communications Corp. (c)	343	40,189
Sempra Energy	280	30,483
Spectra Energy Corp.	227	8,225
Sunoco Logistics Partners LP	303	12,510
Targa Resources Corp.	71	6,753
Union Pacific Corp.	227	24,586
Williams Cos. Inc.	806	40,764
Williams Partners LP	390	19,179
		658,846
Total Common Stocks (cost $1,206,231)		1,229,594

SHORT TERM INVESTMENTS - 7.3%
Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	18,053	18,053
Securities Lending Collateral - 5.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	73,077	73,077
Total Short Term Investments (cost $91,130)		91,130
Total Investments - 105.5% (cost $1,297,361)		1,320,724
Other Assets and Liabilities, Net - (5.5%)		(68,895)
Total Net Assets - 100.0%		$1,251,829

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 64.4%
CONSUMER DISCRETIONARY - 11.0%
Amazon.com Inc. (c)	3	$1,129
Arcos Dorados Holdings Inc. - Class A (e)	61	300
Bayerische Motoren Werke AG	17	2,078
Cie Financiere Richemont SA	23	1,850
Coach Inc.	14	580
Comcast Corp. - Class A	9	508
Daimler AG (e)	43	4,142
Darden Restaurants Inc.	7	478
Delphi Automotive Plc	30	2,384
Dena Co. Ltd.	30	593
Denso Corp.	67	3,068
Discovery Communications Inc. - Class A (c)	5	148
Discovery Communications Inc. - Class C (c)	5	142
DreamWorks Animation SKG Inc. - Class A (c) (e)	22	525
Exedy Corp.	17	403
Fast Retailing Co. Ltd.	1	309
Gannett Co. Inc.	31	1,138
Great Wall Motor Co. Ltd.	299	2,108
Grupo Sanborns SA de CV - Class B-1 (e)	1,129	1,845
Home Depot Inc.	6	704
Hyundai Mobis	4	953
Hyundai Motor Co.	13	1,949
JUMBO SA	49	515
Lennar Corp. - Class A	7	337
Liberty Global Plc - Class A (c)	20	1,024
Lululemon Athletica Inc. (c)	11	679
Minth Group Ltd.	494	974
Mr Price Group Ltd.	6	131
Naspers Ltd. - Class N	5	695
Newell Rubbermaid Inc.	24	930
Next Plc	6	582
Nike Inc. - Class B	4	381
Norwegian Cruise Line Holdings Ltd. (c)	128	6,897
Priceline Group Inc. (c)	1	850
Shimano Inc.	12	1,798
Sirius XM Holdings Inc. (c)	493	1,885
Starbucks Corp.	33	3,097
Stella International Holdings Ltd.	330	787
Swatch Group AG (e)	2	762
Swatch Group AG	1	43
TAKKT AG	80	1,467
Tiffany & Co.	20	1,774
Wynn Macau Ltd.	141	305
		53,247
CONSUMER STAPLES - 2.8%
Ajinomoto Co. Inc.	24	531
China Mengniu Dairy Co. Ltd.	74	393
Cosmos Pharmaceutical Corp.	6	953
Danone SA	9	597
Hypermarcas SA (c)	38	233
Imperial Tobacco Group Plc	7	305
Japan Tobacco Inc.	27	841
L’Oreal SA	2	328
LG Household & Health Care Ltd.	2	1,468
Nestle SA	12	911
Pernod-Ricard SA	23	2,761
Shoprite Holdings Ltd.	77	1,043
Unicharm Corp.	40	1,053
Unilever NV - CVA	40	1,660
Unilever Plc	9	384
		13,461
ENERGY - 3.6%
Amec Foster Wheeler Plc	39	524
Cameco Corp. (e)	1	18
Canadian Natural Resources Ltd.	11	328
Cenovus Energy Inc.	19	312
Chevron Corp.	18	1,927
Cobalt International Energy Inc. (c)	47	444
ConocoPhillips Co.	10	641
Core Laboratories NV (e)	4	439
Enbridge Inc.	47	2,256
Ensco Plc - Class A	10	204
EOG Resources Inc.	6	587
Exxon Mobil Corp.	5	400
Halliburton Co.	4	154
Lukoil OAO - ADR	28	1,281
Noble Energy Inc.	53	2,567
Oil Search Ltd.	156	851

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
PTT PCL	62	617
Rosneft OAO - GDR	95	409
Royal Dutch Shell Plc - Class B	13	405
Schlumberger Ltd.	15	1,281
SeaDrill Ltd. (e)	24	228
Surgutneftegas OAO - ADR	90	681
YPF SA - ADR - Class D	36	991
		17,545
FINANCIALS - 12.8%
Aberdeen Asset Management Plc	53	358
ACE Ltd.	13	1,488
AFLAC Inc.	7	474
AIA Group Ltd.	800	5,020
American Tower Corp.	15	1,450
Aon Plc - Class A	7	673
Banco Bradesco SA - ADR	104	962
Bank of China Ltd. - Class H	634	366
BlackRock Inc.	1	472
BOC Hong Kong Holdings Ltd.	485	1,730
China Pacific Insurance Group Co. Ltd. (e)	324	1,541
Chuo Mitsui Trust Holdings Inc.	211	876
CME Group Inc. - Class A	51	4,859
Deutsche Wohnen AG	79	2,014
Fairfax Financial Holdings Ltd.	7	3,868
Goldman Sachs Group Inc.	22	4,173
Grupo BTG Pactual	67	531
HSBC Holdings Plc	10	86
HSBC Holdings Plc	23	198
ICICI Bank Ltd.	69	351
Intercontinental Exchange Inc.	25	5,785
Iron Mountain Inc.	7	258
Itau Unibanco Holding SA - ADR	80	880
JPMorgan Chase & Co.	12	739
Julius Baer Group Ltd.	24	1,199
Lloyds Banking Group Plc	789	914
Marsh & McLennan Cos. Inc.	14	785
PacWest Bancorp	8	384
Partners Group Holding AG	8	2,344
PICC Property & Casualty Co. Ltd. - Class H	2,409	4,757
Ping An Insurance Group Co. of China Ltd. - Class H	113	1,350
PNC Financial Services Group Inc.	26	2,396
Sampo Oyj - Class A	20	1,029
Sberbank of Russia - ADR	153	670
Sberbank of Russia - GDR (p) (q)	51	221
Sumitomo Mitsui Financial Group Inc.	27	1,030
Svenska Handelsbanken AB - Class A (e)	50	2,263
Umpqua Holdings Corp.	59	1,007
Wells Fargo & Co.	54	2,959
		62,460
HEALTH CARE - 7.8%
AbbVie Inc.	21	1,212
Agios Pharmaceuticals Inc. (c)	11	1,028
AmerisourceBergen Corp.	37	4,194
AstraZeneca Plc	37	2,553
Bristol-Myers Squibb Co.	30	1,935
Cerner Corp. (c)	17	1,216
Express Scripts Holding Co. (c)	10	824
Gilead Sciences Inc. (c)	26	2,541
Humana Inc.	5	801
Incyte Corp. (c)	57	5,234
Lupin Ltd.	2	49
Merck & Co. Inc.	20	1,167
Novo Nordisk A/S	83	4,453
Quest Diagnostics Inc.	42	3,212
Receptos Inc. (c)	24	3,875
Roche Holding AG	8	2,098
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	642	566
St. Jude Medical Inc.	11	704
Sun Pharmaceutical Industries Ltd.	5	81
Sysmex Corp.	6	305
		38,048
INDUSTRIALS - 9.1%
Adecco SA	23	1,906
Assa Abloy AB - Class B	51	3,047
Beijing Enterprises Holdings Ltd.	418	3,284
Boeing Co.	28	4,262
Caterpillar Inc.	5	360
CCR SA	32	164
Danaher Corp.	40	3,421
Eaton Corp. Plc	80	5,408
Fanuc Ltd.	4	851
Fujitec Co. Ltd.	45	439
GEA Group AG	34	1,654
Hexcel Corp.	105	5,384
IDEX Corp.	14	1,092
Jardine Matheson Holdings Ltd.	7	430
Kawasaki Heavy Industries Ltd.	467	2,356
Kubota Corp.	43	679
Marubeni Corp.	168	970
Michael Page International Plc	77	595
Nielsen Holdings NV	50	2,211
Safran SA	15	1,029
Schneider Electric SA	5	384
Sensata Technologies Holding NV (c)	5	299
SMC Corp.	4	1,251
Towers Watson & Co.	4	529
TransDigm Group Inc.	2	372
Waste Connections Inc.	21	1,016
Yamato Holdings Co. Ltd.	45	1,035
		44,428
INFORMATION TECHNOLOGY - 9.4%
Accenture Plc - Class A	4	375
Apple Inc.	19	2,377
ARM Holdings Plc	63	1,017
ASML Holding NV	54	5,507
ASML Holding NV - ADR	2	212
Avago Technologies Ltd.	6	775
Broadcom Corp. - Class A	21	909
Daum Kakao Corp.	1	52
Delta Electronics Inc.	96	605
Gemalto NV (e)	32	2,522
Genpact Ltd. (c)	21	479
Google Inc. - Class A (c)	1	636
Google Inc. - Class C (c)	2	1,140
Hamamatsu Photonics KK	48	1,441
Infosys Ltd.	16	564
Infosys Technologies Ltd. - ADR (e)	67	2,336
Jabil Circuit Inc.	65	1,529
Keyence Corp.	2	1,126
Microsoft Corp.	41	1,663
Murata Manufacturing Co. Ltd. (e)	6	810
NetApp Inc.	51	1,808
Oracle Corp.	12	505
Oracle Corp. Japan	18	766
QUALCOMM Inc.	9	596
Quanta Computer Inc.	413	997
Quanta Computer Inc. - GDR - Class S	18	219
Tableau Software Inc. - Class A (c)	50	4,626
Taiwan Semiconductor Manufacturing Co. Ltd.	858	3,988
Texas Instruments Inc.	10	543

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Trend Micro Inc.	25	830
VeriSign Inc. (c) (e)	12	830
Visa Inc. - Class A	8	523
Yahoo! Japan Corp. (e)	807	3,330
Yandex NV - Class A (c)	15	222
		45,858
MATERIALS - 2.2%
Celanese Corp. - Class A	10	536
First Quantum Minerals Ltd.	—	—
Glencore Plc	119	500
Holcim Ltd.	31	2,338
Koninklijke Philips NV	37	2,086
Monsanto Co.	11	1,272
Mosaic Co.	20	940
Praxair Inc.	13	1,618
Rio Tinto Plc	6	239
Vale SA - ADR (e)	229	1,296
		10,825
TELECOMMUNICATION SERVICES - 4.3%
America Movil SAB de CV - ADR	72	1,473
Bharti Airtel Ltd.	605	3,802
China Unicom Hong Kong Ltd.	2,076	3,160
Deutsche Telekom AG	102	1,871
HKT Trust	871	1,123
KDDI Corp.	99	2,237
LG Telecom Ltd.	169	1,679
Singapore Telecommunications Ltd.	496	1,583
SoftBank Corp.	32	1,887
TDC A/S	108	777
Verizon Communications Inc.	3	155
Vodafone Group Plc	326	1,068
		20,815
UTILITIES - 1.4%
AES Corp.	127	1,629
Cheung Kong Infrastructure Holdings Ltd.	127	1,091
Energias de Portugal SA	207	777
Enersis SA - ADR	61	995
Fortum Oyj (e)	114	2,384
		6,876
Total Common Stocks (cost $263,037)		313,563

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Hyundai Motor Co.	2	212

ENERGY - 0.3%
Surgutneftegas OAO	2,145	1,637

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd. (f) (q)	7	—

MATERIALS - 0.3%
Vale SA, Class A	291	1,411
Total Preferred Stocks (cost $5,035)		3,260

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.0%
Ally Master Owner Trust, 1.29%, 01/15/17	$125	125
AmeriCredit Automobile Receivables Trust
0.72%, 08/08/16	70	70
1.27%, 08/08/17	10	10
Appalachian Consumer Rate Relief Funding LLC, 3.77%, 08/01/28	100	110
BA Credit Card Trust, 0.55%, 01/15/19 (i)	125	125
Banc of America Commercial Mortgage Trust REMIC
6.21%, 12/10/17 (i)	58	64
5.89%, 07/10/44 (i)	32	34
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.71%, 09/11/17 (i)	20	22
CarMax Auto Owner Trust, 0.79%, 10/15/18	35	35
Citibank Credit Card Issuance Trust
1.02%, 02/22/17	100	100
2.15%, 07/15/19	275	280
Citigroup Commercial Mortgage Trust REMIC
1.20%, 12/10/18	85	85
5.43%, 10/15/49	100	105
COMM Mortgage Trust REMIC, 5.29%, 12/10/16	24	25
Commercial Mortgage Pass-Through Certificates REMIC
1.30%, 12/10/18	156	156
5.57%, 01/15/49 (i)	45	48
Commercial Mortgage Trust REMIC
5.82%, 06/10/16 (i)	87	90
5.43%, 01/10/17	98	105
5.80%, 07/10/17 (i)	6	7
5.87%, 08/10/17 (i)	25	27
Credit Suisse Commercial Mortgage Trust REMIC
5.46%, 09/15/16	98	103
5.70%, 06/15/39 (i)	37	39
Credit Suisse Mortgage Capital Certificates REMIC, 5.69%, 07/15/17 (i)	50	54
CSMC Trust REMIC, 1.05%, 04/15/16 (i) (p) (q)	100	100
Discover Card Execution Note Trust, 0.52%, 02/15/18 (i)	200	200
Enterprise Fleet Financing LLC, 0.87%, 12/20/16 (p) (q)	176	176
EQTY Mortgage Trust REMIC, 1.02%, 05/08/16 (i) (p) (q)	115	115
Fifth Third Auto Trust, 0.68%, 01/16/17	85	85
Ford Credit Auto Owner Trust, 0.79%, 05/15/18	95	95
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	50	53
GS Mortgage Securities Trust REMIC, 5.80%, 08/10/45 (i)	20	22
Hilton USA Trust REMIC, 2.66%, 11/05/18 (p) (q)	200	200
Honda Auto Receivables Owner Trust, 0.67%, 02/21/17	100	100
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.81%, 05/12/16 (i)	9	10
5.43%, 01/12/17 (i)	100	106
5.44%, 03/15/17	102	109
5.69%, 05/12/17 (i)	132	141
5.85%, 07/15/17	38	41
5.72%, 11/15/17	25	26
5.81%, 06/12/43 (i)	25	26
5.55%, 05/12/45	197	207
LB Commercial Mortgage Trust REMIC, 5.85%, 07/15/44 (i)	25	27
LB-UBS Commercial Mortgage Trust REMIC
5.64%, 03/15/39 (i)	60	61
5.43%, 02/15/40	57	61
5.49%, 02/15/40 (i)	225	238
6.26%, 09/15/45 (i)	25	28
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.87%, 07/12/17 (i)	25	27
Mississippi Higher Education Assistance Corp., 0.85%, 07/25/27 (i)	149	149

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Morgan Stanley Capital I Trust REMIC
5.32%, 12/15/16	151	160
5.65%, 06/11/17 (i)	22	24
Trade MAPS 1 Ltd.
0.88%, 12/10/16 (i) (p) (q)	125	125
1.42%, 12/10/16 (i) (p) (q)	100	100
Volkswagen Auto Lease Trust, 0.80%, 04/20/17	50	50
Wachovia Bank Commercial Mortgage Trust REMIC
5.71%, 04/15/16 (i)	96	99
5.75%, 07/15/16 (i)	51	53
5.50%, 04/15/47	25	27
5.59%, 04/15/47 (i)	20	21
5.71%, 06/15/49 (i)	50	53
WFLD Mortgage Trust, 3.88%, 08/10/31 (p) (q)	30	32
Total Non-U.S. Government Agency Asset- Backed Securities (cost $4,995)		4,966

CORPORATE BONDS AND NOTES - 4.9%
CONSUMER DISCRETIONARY - 0.2%
Comcast Corp.
5.88%, 02/15/18	250	282
4.65%, 07/15/42	100	112
4.75%, 03/01/44	50	58
DISH DBS Corp., 4.25%, 04/01/18	75	75
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	125	132
Home Depot Inc., 4.40%, 03/15/45	70	78
NBCUniversal Enterprise Inc., 1.97%, 04/15/19 (p) (q)	100	101
Thomson Reuters Corp.
4.30%, 11/23/23	60	64
5.65%, 11/23/43	40	47
Viacom Inc., 2.75%, 12/15/19	100	102
		1,051
CONSUMER STAPLES - 0.1%
Altria Group Inc., 2.63%, 01/14/20	100	101
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	250	310
ConAgra Foods Inc.
1.30%, 01/25/16	30	30
3.20%, 01/25/23	22	22
CVS Caremark Corp., 2.25%, 08/12/19	35	36
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	150	173
Philip Morris International Inc., 4.25%, 11/10/44	50	52
Reynolds American Inc.
4.85%, 09/15/23	10	11
6.15%, 09/15/43 (e)	5	6
		741
ENERGY - 0.6%
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	60	67
Chevron Corp., 2.36%, 12/05/22	30	30
Devon Energy Corp., 3.25%, 05/15/22	35	35
Diamond Offshore Drilling Inc., 4.88%, 11/01/43 (e)	35	29
Enbridge Energy Partners LP, 5.20%, 03/15/20	120	132
Enbridge Inc., 4.50%, 06/10/44	15	14
EnLink Midstream Partners LP, 4.40%, 04/01/24	30	32
Enterprise Products Operating LLC, 5.10%, 02/15/45	20	22
Kinder Morgan Energy Partners LP
3.50%, 03/01/21	40	40
3.50%, 09/01/23	50	49
4.25%, 09/01/24	30	31
5.50%, 03/01/44	20	21
Kinder Morgan Inc., 4.30%, 06/01/25	290	298
PDC Energy Inc., 7.75%, 10/15/22	100	105
Petroleos Mexicanos
3.50%, 07/18/18	35	36
8.00%, 05/03/19	100	120
4.88%, 01/24/22	200	212
6.50%, 06/02/41	55	62
5.63%, 01/23/46 (p) (q)	380	387
Phillips 66 Partners LP, 4.68%, 02/15/45	5	5
Southwestern Energy Co., 4.95%, 01/23/25 (l)	40	41
Statoil ASA
1.20%, 01/17/18	35	35
5.25%, 04/15/19	30	34
3.70%, 03/01/24	75	80
Total Capital International SA, 1.55%, 06/28/17	40	40
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	543
Transportadora de Gas del Peru SA, 4.25%, 04/30/28 (p) (q)	200	199
Williams Partners LP
5.25%, 03/15/20	175	193
4.30%, 03/04/24	60	60
		2,952
FINANCIALS - 2.2%
ACE INA Holdings Inc., 3.35%, 05/15/24	40	42
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	40	40
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	50	51
AvalonBay Communities Inc., 2.85%, 03/15/23	35	34
Aviva Plc, 6.88%, 05/20/58 (i), GBP	150	284
AXA SA, 5.45%, (callable at 100 beginning 03/04/26) (m), GBP	225	356
Bank of America Corp., 4.00%, 04/01/24	80	85
Barclays Bank Plc
10.00%, 05/21/21, GBP	125	252
6.63%, 03/30/22, EUR	70	98
Barclays Plc, 3.65%, 03/16/25	200	201
BBVA Subordinated Capital SAU, 3.50%, 04/11/24 (i), EUR	100	114
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	286
BNP Paribas SA, 2.87%, 03/20/26 (i), EUR	325	367
BPCE SA, 4.63%, 07/18/23, EUR	100	130
CaixaBank SA, 5.00%, 11/14/23 (i), EUR	500	584
CIT Group Inc., 4.25%, 08/15/17	150	152
Citigroup Inc.
2.40%, 02/18/20	180	181
3.75%, 06/16/24	65	68
CME Group Inc., 5.30%, 09/15/43	15	19
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.88%, 07/25/23, EUR	250	315
Corporate Office Properties LP, 3.60%, 05/15/23	15	15
Credit Agricole SA, 4.38%, 03/17/25 (p) (q)	200	202
Credit Suisse, 3.00%, 10/29/21	250	255
Daimler Finance North America LLC, 2.25%, 03/02/20 (p) (q)	250	252
DDR Corp., 3.63%, 02/01/25	40	40
Developers Diversified Realty Corp., 4.75%, 04/15/18	40	43
ERP Operating LP, 4.63%, 12/15/21	40	45
Essex Portfolio LP, 3.50%, 04/01/25	125	127

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
European Investment Bank, 4.63%, 04/15/20, EUR	600	798
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	500	660
Goldman Sachs Group Inc.
5.25%, 07/27/21	200	227
3.50%, 01/23/25	280	285
4.80%, 07/08/44	20	22
Hospitality Properties Trust, 4.50%, 06/15/23	30	31
HSBC Holdings Plc, 4.25%, 03/14/24	200	210
Intesa Sanpaolo SpA
6.63%, 09/13/23, EUR	285	394
5.02%, 06/26/24 (e) (p) (q)	200	205
JPMorgan Chase & Co.
3.25%, 09/23/22	180	184
3.13%, 01/23/25	160	160
Landwirtschaftliche Rentenbank, 1.75%, 04/15/19	130	132
Lloyds Bank Plc
6.50%, 03/24/20, EUR	420	562
7.63%, 04/22/25, GBP	140	275
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	302
Morgan Stanley, 3.70%, 10/23/24	65	68
NN Group NV, 4.62%, 04/08/44 (i), EUR	100	121
PNC Financial Services Group Inc., 3.90%, 04/29/24	55	58
Private Export Funding Corp., 3.55%, 01/15/24	195	211
Scentre Group Trust, 3.50%, 02/12/25 (p) (q)	105	107
Standard Chartered Plc, 3.85%, 04/27/15 (p) (q)	100	100
Svenska Handelsbanken AB, 2.66%, 01/15/24 (i), EUR	140	158
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (p) (q)	200	204
WEA Finance LLC
2.70%, 09/17/19 (p) (q)	200	202
3.75%, 09/17/24 (p) (q)	200	207
Wells Fargo & Co., 3.00%, 02/19/25	200	201
		10,722
HEALTH CARE - 0.8%
AbbVie Inc.
2.90%, 11/06/22	40	40
4.40%, 11/06/42	20	21
Actavis Funding SCS
3.00%, 03/12/20	50	51
3.80%, 03/15/25	170	175
4.55%, 03/15/35	80	83
4.75%, 03/15/45	60	64
Baxter International Inc., 1.85%, 06/15/18	140	141
Bayer US Finance LLC, 3.38%, 10/08/24 (p) (q)	200	208
Becton Dickinson and Co.
2.68%, 12/15/19	80	82
3.73%, 12/15/24	185	194
4.69%, 12/15/44	40	44
Celgene Corp.
3.63%, 05/15/24	40	41
4.63%, 05/15/44	40	42
EMD Finance LLC
2.40%, 03/19/20 (p) (q)	70	71
3.25%, 03/19/25 (p) (q)	170	172
Gilead Sciences Inc.
3.50%, 02/01/25	320	338
4.80%, 04/01/44	20	23
Kinetic Concepts Inc., 12.50%, 11/01/19	200	218
McKesson Corp.
3.80%, 03/15/24	40	42
4.88%, 03/15/44	20	23
Medtronic Inc.
2.50%, 03/15/20 (p) (q)	125	128
3.50%, 03/15/25 (p) (q)	505	528
4.63%, 03/15/45 (p) (q)	40	45
Novartis Capital Corp., 3.40%, 05/06/24	190	203
Roche Holdings Inc., 3.35%, 09/30/24 (p) (q)	200	210
Thermo Fisher Scientific Inc., 4.15%, 02/01/24	45	49
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (p) (q)	200	208
Zimmer Holdings Inc.
3.55%, 04/01/25	300	306
4.45%, 08/15/45	125	130
		3,880
INDUSTRIALS - 0.1%
Altegrity Inc., 13.00%, 07/01/20 (c) (d) (p) (q) (y)	132	49
Burlington Northern Santa Fe LLC, 3.40%, 09/01/24	45	47
Volvo AB, 5.00%, 05/31/17, EUR	150	177
		273
INFORMATION TECHNOLOGY - 0.1%
First Data Corp., 8.25%, 01/15/21 (p) (q)	275	296
Oracle Corp., 3.40%, 07/08/24	40	42
		338
MATERIALS - 0.1%
ArcelorMittal, 7.00%, 02/25/22 (e) (k) (l)	125	137
First Quantum Minerals Ltd.
6.75%, 02/15/20 (e) (p) (q)	100	93
7.00%, 02/15/21 (p) (q)	100	93
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (e) (p) (q)	60	44
		367
TELECOMMUNICATION SERVICES - 0.4%
France Telecom SA, 9.00%, 03/01/31 (k)	28	43
Frontier Communications Corp., 9.25%, 07/01/21	200	232
NII Capital Corp., 7.63%, 04/01/21 (c) (d) (q)	175	53
Orange SA, 5.38%, 11/22/50, GBP	100	191
Sprint Nextel Corp., 7.00%, 08/15/20	100	102
T-Mobile USA Inc., 6.63%, 04/01/23	125	131
Verizon Communications Inc.
2.63%, 02/21/20	65	66
3.50%, 11/01/24	430	440
4.27%, 01/15/36 (p) (q)	392	389
4.52%, 09/15/48 (p) (q)	191	190
		1,837
UTILITIES - 0.3%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	718
AES Corp., 8.00%, 10/15/17	25	29
American Electric Power Co. Inc., 1.65%, 12/15/17	80	80
CMS Energy Corp., 4.70%, 03/31/43	53	60
Dominion Gas Holdings LLC, 2.50%, 12/15/19	90	92
Electricite de France
4.88%, 01/22/44 (e) (p) (q)	40	45
6.00%, 01/23/14, GBP	100	211
Jersey Central Power & Light Co., 5.63%, 05/01/16	95	99
MidAmerican Energy Co., 4.40%, 10/15/44	16	18
Niagara Mohawk Power Corp.
3.51%, 10/01/24 (p) (q)	40	42
4.28%, 10/01/34 (p) (q)	20	22

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Pacific Gas & Electric Co.
3.85%, 11/15/23	50	53
3.75%, 08/15/42	40	40
Pennsylvania Electric Co., 6.05%, 09/01/17	25	28
PG&E Corp., 2.40%, 03/01/19	40	41
Progress Energy Inc.
7.05%, 03/15/19	50	60
7.75%, 03/01/31	20	29
Puget Energy Inc., 6.00%, 09/01/21	33	39
Southaven Combined Cycle Generation LLC, 3.85%, 08/15/33	46	50
		1,756
Total Corporate Bonds and Notes (cost $24,181)		23,917

GOVERNMENT AND AGENCY OBLIGATIONS - 26.0%
GOVERNMENT SECURITIES - 23.4%
Federal Farm Credit Bank - 0.1% (w)
Federal Farm Credit Bank, 0.23%, 02/27/17 - 04/17/17 (i)	792	793
Federal Home Loan Bank - 0.1% (w)
Federal Home Loan Bank, 3.38%, 09/08/23	230	251
Federal Home Loan Mortgage Corp. - 0.2% (w)
Federal Home Loan Mortgage Corp., 1.75%, 09/10/15	825	831
Federal National Mortgage Association - 0.2% (w)
Federal National Mortgage Association
1.25%, 01/30/17	505	511
5.00%, 02/13/17	295	319
2.63%, 09/06/24	365	378
7.13%, 01/15/30	50	77
		1,285
Municipals - 0.3%
Connecticut Housing Finance Authority, 4.00%, 11/15/44	215	234
Maryland Community Development Administration, 2.86%, 09/01/40	130	133
Massachusetts Housing Finance Agency, 4.00%, 12/01/43	20	22
Minnesota Housing Finance Agency
3.00%, 07/01/31	30	31
4.00%, 07/01/38	380	411
2.35%, 03/01/43	45	43
Nebraska Investment Finance Authority
3.00%, 03/01/43	40	41
4.50%, 09/01/43	35	36
South Carolina State Housing Finance & Development, 4.00%, 07/01/41	75	82
South Dakota Housing Development Authority, 4.00%, 05/01/34	25	27
State of California
7.55%, 04/01/39	100	157
7.60%, 11/01/40	105	165
Tennessee Housing Development Agency, 4.00%, 07/01/43	25	27
Utility Debt Securitization Authority, 2.04%, 06/15/21	100	101
		1,510
Sovereign - 13.7%
Argentina Bonar Bond, 7.00%, 04/17/17	200	195
Australia Government Bond, 5.50%, 04/21/23, AUD	500	473
Bermuda Government International Bond
4.14%, 01/03/23 (p) (q)	200	199
4.85%, 02/06/24 (p) (q)	500	526
Brazil Letras do Tesouro Nacional, 10.00%, 01/01/18, BRL	510	153
Bundesrepublik Deutschland, 2.50%, 07/04/44, EUR	100	163
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17 (p) (q)	125	126
Canada Government Bond
4.25%, 06/01/18, CAD	300	265
1.75%, 03/01/19, CAD	260	215
3.25%, 06/01/21, CAD	300	271
2.75%, 06/01/22, CAD	170	150
Chile Government International Bond, 3.88%, 08/05/20	150	164
Colombia Government International Bond, 4.38%, 07/12/21	200	212
Colombia TES
5.00%, 11/21/18, COP	1,196,600	452
10.00%, 07/24/24, COP	1,310,000	605
6.00%, 04/28/28, COP	1,599,600	535
Croatia Government International Bond, 6.38%, 03/24/21	200	220
Denmark Government Bond
3.00%, 11/15/21, DKK	4,400	758
1.75%, 11/15/25, DKK	2,275	377
Dominican Republic International Bond, 7.45%, 04/30/44 (p) (q)	150	169
France Government Bond
0.25%, 11/25/15, EUR	220	237
2.25%, 10/25/22 - 05/25/24, EUR	1,000	1,241
3.25%, 05/25/45, EUR	230	383
France Government Bond OAT, 1.75%, 11/25/24, EUR	415	502
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	200	209
Hazine Mustesarligi Varlik Kiralama AS, 4.56%, 10/10/18	500	524
Hellenic Republic Government Bond, 3.00%, 02/24/23 - 02/24/42 (k) (q), EUR	200	103
Hungary Government Bond
6.50%, 06/24/19, HUF	184,000	764
7.50%, 11/12/20, HUF	570,500	2,539
7.00%, 06/24/22, HUF	54,830	244
5.50%, 06/24/25, HUF	25,160	107
Hungary Government International Bond
6.25%, 01/29/20	270	307
6.00%, 11/24/23, HUF	101,000	436
India Government Bond
8.83%, 11/25/23, INR	50,000	846
8.60%, 06/02/28, INR	40,000	679
Indonesia Government International Bond
5.88%, 03/13/20	265	300
3.75%, 04/25/22	210	214
4.13%, 01/15/25 (p) (q)	200	205
7.75%, 01/17/38	100	137
Indonesia Treasury Bond
7.88%, 04/15/19, IDR	2,299,000	180
8.38%, 03/15/24 - 03/15/34, IDR	12,419,000	1,008
9.00%, 03/15/29, IDR	1,600,000	137
Ireland Government Bond
4.50%, 04/18/20, EUR	1,135	1,481
5.00%, 10/18/20, EUR	290	392
3.90%, 03/20/23, EUR	1,655	2,243
3.40%, 03/18/24, EUR	1,390	1,850
5.40%, 03/13/25, EUR	100	155
2.40%, 05/15/30, EUR	650	832
2.00%, 02/18/45, EUR	450	553
Italy Buoni Poliennali Del Tesoro
1.35%, 04/15/22, EUR	900	995
5.50%, 09/01/22, EUR	775	1,100
4.75%, 08/01/23 (p) (q), EUR	300	416

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
4.50%, 03/01/24, EUR	1,200	1,652
3.50%, 03/01/30 (p) (q), EUR	500	673
Ivory Coast Government International Bond, 7.77%, 12/31/32	200	190
Japan Government Bond
0.10%, 01/15/16 - 05/15/16, JPY	95,000	793
1.20%, 06/20/21, JPY	156,150	1,386
0.80%, 06/20/23, JPY	50,000	435
2.20%, 03/20/30, JPY	20,000	200
1.70%, 06/20/33 - 03/20/44, JPY	155,000	1,413
Kenya Government International Bond, 6.88%, 06/24/24	200	209
Malaysia Government Bond
4.50%, 04/15/30, MYR	3,700	1,037
3.84%, 04/15/33, MYR	100	26
Mexico Bonos
8.00%, 12/17/15 - 06/11/20, MXN	4,000	276
7.75%, 12/14/17, MXN	6,200	439
6.50%, 06/10/21, MXN	19,600	1,345
10.00%, 12/05/24 - 11/20/36, MXN	25,000	2,166
8.50%, 11/18/38, MXN	930	76
7.75%, 11/13/42, MXN	500	38
Mexico Government International Bond
5.63%, 01/15/17	182	195
3.63%, 03/15/22	156	162
4.00%, 10/02/23	290	307
3.60%, 01/30/25	200	205
Morocco Government International Bond, 4.25%, 12/11/22	250	259
Netherlands Government Bond
4.00%, 07/15/19, EUR	600	758
2.25%, 07/15/22, EUR	420	521
Nigeria Government International Bond, 6.38%, 07/12/23	200	201
Norway Government Bond
4.25%, 05/19/17, NOK	1,600	213
4.50%, 05/22/19, NOK	1,630	231
3.75%, 05/25/21, NOK	2,880	410
3.00%, 03/14/24, NOK	7,650	1,076
Overseas Private Investment Corp.
0.00%, 11/18/15 (j)	33	33
3.49%, 12/20/29 (q)	25	26
Panama Government International Bond, 8.88%, 09/30/27	75	110
Peru Government International Bond, 8.75%, 11/21/33	50	79
Philippine Government International Bond, 9.88%, 01/15/19	100	129
Poland Government Bond
5.25%, 10/25/17 - 10/25/20, PLN	6,825	2,047
5.75%, 10/25/21 - 09/23/22, PLN	6,265	2,034
4.00%, 10/25/23, PLN	2,890	870
Poland Government International Bond, 5.13%, 04/21/21	165	190
Queensland Treasury Corp., 5.75%, 07/22/24, AUD	330	312
Republic of Ghana, 8.13%, 01/18/26 (e) (p) (q)	200	190
Russia Government International Bond, 5.00%, 04/29/20	100	100
Slovenia Government International Bond, 5.85%, 05/10/23 (p) (q)	250	296
South Africa Government Bond
7.75%, 02/28/23, ZAR	6,575	547
6.50%, 02/28/41, ZAR	6,725	446
Spain Government Bond
1.40%, 01/31/20, EUR	750	840
5.40%, 01/31/23 (p) (q), EUR	700	1,001
2.75%, 10/31/24 (p) (q), EUR	1,370	1,681
5.15%, 10/31/44 (p) (q), EUR	1,665	3,046
Sweden Government Bond, 1.50%, 11/13/23, SEK	10,450	1,334
Tennessee Valley Authority
3.88%, 02/15/21	100	112
3.50%, 12/15/42 (e)	112	114
Turkey Government Bond
6.30%, 02/14/18, TRY	150	55
9.00%, 07/24/24 (i), TRY	500	201
Turkey Government International Bond, 6.75%, 05/30/40	150	186
United Kingdom Treasury Bond
1.25%, 07/22/18, GBP	250	376
1.75%, 07/22/19 - 09/07/22, GBP	1,200	1,827
2.25%, 09/07/23, GBP	670	1,052
2.75%, 09/07/24, GBP	925	1,511
5.00%, 03/07/25, GBP	200	389
3.25%, 01/22/44, GBP	250	444
4.25%, 12/07/46, GBP	280	599
Zambia Government International Bond, 5.38%, 09/20/22	200	183
		66,799
Treasury Inflation Index Securities - 2.6%
Deutsche Bundesrepublik Inflation Indexed Bond, 0.10%, 04/15/23 (n), EUR	839	996
Japan Government CPI Indexed Bond, 0.10%, 03/10/24 - 09/10/24 (n), JPY	288,330	2,587
Japan Government Inflation Indexed Bond, 0.10%, 09/10/23 (n), JPY	46,260	414
Mexico Government Inflation Indexed Bond
4.00%, 06/13/19 - 11/15/40 (n), MXN	1,060	75
2.00%, 06/09/22 (n), MXN	7,947	495
Mexico Inflation Indexed Udibonos, 4.50%, 12/04/25 (n), MXN	12,715	951
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	135	135
0.13%, 04/15/19 - 07/15/24 (n)	1,045	1,061
0.63%, 01/15/24 - 02/15/43 (n)	2,396	2,488
0.25%, 01/15/25 (e) (n)	2,146	2,162
2.38%, 01/15/25 (n)	186	225
1.38%, 02/15/44 (n)	792	933
0.75%, 02/15/45 (n)	74	76
Uruguay Government International Inflation Indexed Bond, 3.70%, 06/26/37 (n), UYU	1,827	62
		12,660
U.S. Treasury Securities - 6.2%
U.S. Treasury Bond
4.38%, 02/15/38	1,125	1,508
2.88%, 05/15/43	400	427
3.38%, 05/15/44	30	35
3.00%, 11/15/44	250	274
2.50%, 02/15/45	825	818
U.S. Treasury Note
1.38%, 11/30/15 - 05/31/20	2,350	2,366
1.50%, 07/31/16 - 11/30/19	2,200	2,221
0.88%, 04/30/17 - 01/15/18	1,340	1,347
0.63%, 08/31/17	755	754
0.75%, 12/31/17	790	789
1.25%, 10/31/18 - 01/31/20	6,475	6,453
1.63%, 06/30/19 - 12/31/19	6,589	6,684
1.75%, 09/30/19 - 05/15/22	3,125	3,152
1.38%, 02/29/20 (e)	39	39
2.13%, 08/15/21	200	206
2.50%, 05/15/24	2,865	3,009
		30,082

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
U.S. Government Agency Mortgage-Backed Securities - 2.6%
Federal Home Loan Mortgage Corp. - 0.4%
Federal Home Loan Mortgage Corp.
3.50%, 05/15/45, TBA (g)	1,550	1,621
REMIC, 0.55%, 04/25/20 (i)	203	203
REMIC, 1.58%, 04/25/22	45	46
REMIC, 2.36%, 07/25/22	25	25
REMIC, 3.17%, 10/25/24	50	53
		1,948
Federal National Mortgage Association - 1.7%
Federal National Mortgage Association
1.75%, 11/26/19 (e)	350	355
2.50%, 05/01/28 - 09/01/28	261	268
4.00%, 04/15/45, TBA (g)	540	578
4.50%, 04/15/45, TBA (g)	2,140	2,335
5.00%, 04/15/45, TBA (g)	200	222
3.50%, 05/15/45, TBA (g)	3,917	4,105
REMIC, 0.48%, 09/25/15	100	100
REMIC, 2.61%, 03/25/22 (i)	25	26
REMIC, 3.37%, 07/25/23 (i)	125	133
REMIC, 3.33%, 10/25/23 (i)	209	224
		8,346
Government National Mortgage Association - 0.5%
Government National Mortgage Association
4.00%, 09/20/44 - 12/20/44	915	981
3.50%, 06/15/45, TBA (g)	1,200	1,257
		2,238
Total Government and Agency Obligations (cost $130,244)		126,743

Short Term Investments - 10.1%
Investment Company - 4.6%
JNL Money Market Fund, 0.01% (a) (h)	22,446	22,446
Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	26,714	26,714
Total Short Term Investments (cost $49,160)		49,160
Total Investments - 107.1% (cost $476,652)		521,609
Other Assets and Liabilities, Net - (7.1%)		(34,486)
Total Net Assets - 100.0%		$487,123

JNL/Capital Guardian Global Diversified Research Fund

Common Stocks - 94.1%
Argentina - 0.5%
YPF SA - ADR	85	$2,341

Australia - 0.7%
Oil Search Ltd.	528	2,881

Brazil - 0.2%
CCR SA	172	890

Canada - 1.8%
Cameco Corp. (e)	3	39
Canadian Natural Resources Ltd.	74	2,268
Cenovus Energy Inc.	111	1,876
First Quantum Minerals Ltd.	125	1,510
Lululemon Athletica Inc. (c)	29	1,882
		7,575
Chile - 0.3%
Enersis SA - ADR	86	1,398

China - 3.0%
Bank of China Ltd. - Class H	4,025	2,327
China Mengniu Dairy Co. Ltd.	278	1,477
China Pacific Insurance Group Co. Ltd.	444	2,112
China Unicom Hong Kong Ltd.	2,466	3,754
Great Wall Motor Co. Ltd.	485	3,419
		13,089
Denmark - 1.8%
Novo Nordisk A/S	146	7,820

Finland - 0.8%
Sampo Oyj - Class A	68	3,419

France - 2.5%
Danone SA	26	1,736
L’Oreal SA	12	2,223
Pernod-Ricard SA	32	3,780
Safran SA	46	3,202
		10,941
Germany - 0.7%
Daimler AG	29	2,785

Greece - 0.3%
JUMBO SA	128	1,332

Hong Kong - 3.6%
AIA Group Ltd.	964	6,055
Cheung Kong Infrastructure Holdings Ltd.	541	4,646
Jardine Matheson Holdings Ltd.	39	2,477
Minth Group Ltd.	1,114	2,197
		15,375
India - 2.1%
Bharti Airtel Ltd.	436	2,735
ICICI Bank Ltd.	449	2,273
Infosys Technologies Ltd. - ADR (e)	84	2,940
Lupin Ltd.	12	384
Sun Pharmaceutical Industries Ltd.	34	548
		8,880
Ireland - 0.5%
Accenture Plc - Class A	24	2,202

Japan - 7.8%
Cosmos Pharmaceutical Corp.	10	1,625
Denso Corp.	41	1,869
Exedy Corp. (e)	48	1,148
Fujitec Co. Ltd.	96	938
Hamamatsu Photonics KK	88	2,646
Kawasaki Heavy Industries Ltd.	410	2,068
KDDI Corp.	113	2,548
Keyence Corp.	7	3,750
Kubota Corp.	145	2,291
Marubeni Corp.	179	1,035
Murata Manufacturing Co. Ltd. (e)	8	1,071
Oracle Corp. Japan	34	1,442
Ship Healthcare Holdings Inc.	29	653
SoftBank Corp.	37	2,166
Sumitomo Mitsui Financial Group Inc.	98	3,754
Sysmex Corp.	44	2,462
Trend Micro Inc.	65	2,129
		33,595
Macau - 0.4%
Wynn Macau Ltd.	880	1,903

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Mexico - 1.3%
America Movil SAB de CV - ADR	187	3,830
Grupo Sanborns SA de CV - Class B-1 (e)	1,010	1,651
		5,481
Netherlands - 3.6%
ASML Holding NV	40	4,041
ASML Holding NV - ADR	19	1,939
Core Laboratories NV (e)	11	1,118
Gemalto NV (e)	20	1,610
Koninklijke Philips NV	67	3,729
Unilever NV - CVA	76	3,180
		15,617
Norway - 0.1%
SeaDrill Ltd. (e)	41	382

Russian Federation - 0.7%
Rosneft OAO - GDR	217	929
Surgutneftegas OAO - ADR	289	2,174
		3,103
Singapore - 2.0%
Avago Technologies Ltd.	41	5,155
Singapore Telecommunications Ltd.	1,060	3,383
		8,538
South Africa - 0.8%
Mr Price Group Ltd.	71	1,524
Shoprite Holdings Ltd.	156	2,109
		3,633
South Korea - 2.2%
Daum Kakao Corp.	8	848
Hyundai Motor Co.	17	2,574
LG Household & Health Care Ltd.	6	4,848
LG Telecom Ltd.	119	1,179
		9,449
Sweden - 2.1%
Assa Abloy AB - Class B	80	4,756
Svenska Handelsbanken AB (e)	94	4,239
		8,995
Switzerland - 3.9%
ACE Ltd.	22	2,453
Cie Financiere Richemont SA	23	1,845
Holcim Ltd.	39	2,917
Partners Group Holding AG	12	3,510
Roche Holding AG	17	4,697
Swatch Group AG - Class B (e)	3	1,080
Swatch Group AG	3	279
		16,781
Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	160	3,757

United Kingdom - 4.0%
Amec Foster Wheeler Plc	67	900
ARM Holdings Plc	156	2,531
AstraZeneca Plc	92	6,306
Imperial Tobacco Group Plc	69	3,024
Michael Page International Plc	240	1,854
Next Plc	11	1,154
Rio Tinto Plc	37	1,545
		17,314
United States of America - 45.5%
Agios Pharmaceuticals Inc. (c)	12	1,141
Allegheny Technologies Inc.	32	969
Amazon.com Inc. (c)	9	3,237
American Tower Corp.	69	6,459
AmerisourceBergen Corp.	61	6,979
Aon Plc - Class A	45	4,316
Apple Inc.	48	5,985
BlackRock Inc.	9	3,402
Bristol-Myers Squibb Co.	152	9,791
Broadcom Corp. - Class A	91	3,927
Celanese Corp. - Class A	19	1,078
Cerner Corp. (c)	52	3,795
Chevron Corp.	36	3,811
CME Group Inc. - Class A	33	3,144
Cobalt International Energy Inc. (c)	59	552
Comcast Corp. - Class A	58	3,292
ConocoPhillips Co.	21	1,320
Danaher Corp.	65	5,502
Delphi Automotive Plc	47	3,756
Discovery Communications Inc. - Class A (c)	23	708
Discovery Communications Inc. - Class C (c)	23	678
DreamWorks Animation SKG Inc. - Class A (c) (e)	48	1,171
Eaton Corp. Plc	65	4,382
EOG Resources Inc.	24	2,201
Gannett Co. Inc.	57	2,128
Gilead Sciences Inc. (c)	58	5,672
Goldman Sachs Group Inc.	18	3,308
Google Inc. - Class C (c)	4	2,356
Halliburton Co.	34	1,505
Hexcel Corp.	124	6,376
Home Depot Inc.	12	1,375
Humana Inc.	16	2,902
IDEX Corp.	37	2,806
Incyte Corp. (c)	134	12,264
Intercontinental Exchange Inc.	11	2,449
Jabil Circuit Inc.	82	1,913
Marsh & McLennan Cos. Inc.	48	2,687
Microsoft Corp.	69	2,813
Monsanto Co.	11	1,260
Mosaic Co.	63	2,893
NetApp Inc.	57	2,014
Nielsen Holdings NV	46	2,059
Nike Inc. - Class B	25	2,468
Norwegian Cruise Line Holdings Ltd. (c)	60	3,257
PNC Financial Services Group Inc.	24	2,275
Praxair Inc.	22	2,644
Priceline Group Inc. (c)	2	2,445
Quest Diagnostics Inc.	25	1,921
Receptos Inc. (c)	60	9,910
Schlumberger Ltd.	26	2,178
Sensata Technologies Holding NV (c)	21	1,178
Sirius XM Holdings Inc. (c)	853	3,260
St. Jude Medical Inc.	34	2,224
Starbucks Corp.	66	6,269
Tableau Software Inc. - Class A (c)	20	1,878
TransDigm Group Inc.	12	2,712
Umpqua Holdings Corp.	97	1,667
VeriSign Inc. (c) (e)	30	2,036
Visa Inc. - Class A	40	2,643
Waste Connections Inc.	48	2,287
Wells Fargo & Co.	42	2,301
		195,929
Total Common Stocks (cost $301,340)		405,405

Preferred Stocks - 1.0%
Brazil - 0.7%
Vale SA	600	2,909

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
South Korea - 0.3%
Hyundai Motor Co.	15	1,496
Total Preferred Stocks (cost $9,166)		4,405

Short Term Investments - 7.7%
Investment Company - 4.7%
JNL Money Market Fund, 0.01% (a) (h)	20,350	20,350

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	12,945	12,945
Total Short Term Investments (cost $33,295)		33,295
Total Investments - 102.8% (cost $343,801)		443,105
Other Assets and Liabilities, Net - (2.8%)		(12,208)
Total Net Assets - 100.0%		$430,897

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.6%
CONSUMER DISCRETIONARY - 16.1%
1-800-Flowers.com Inc. - Class A (c)	2	$18
Aaron’s Inc.	6	162
Abercrombie & Fitch Co. - Class A (e)	4	97
Advance Auto Parts Inc.	3	426
Aeropostale Inc. (c) (e)	3	10
AH Belo Corp.	3	23
Allison Transmission Holdings Inc.	15	466
Amazon.com Inc. (c)	10	3,665
AMC Entertainment Holdings Inc. - Class A	1	47
AMC Networks Inc. - Class A (c)	4	334
America’s Car-Mart Inc. (c)	1	53
American Axle & Manufacturing Holdings Inc. (c)	5	118
American Eagle Outfitters Inc.	13	223
American Public Education Inc. (c)	1	39
Ann Inc. (c)	5	201
Apollo Education Group Inc. - Class A (c)	9	178
ARAMARK	2	66
Arctic Cat Inc.	1	33
Asbury Automotive Group Inc. (c)	3	227
Ascena Retail Group Inc. (c)	10	150
Ascent Capital Group Inc. - Class A (c)	1	36
Autoliv Inc.	5	551
AutoNation Inc. (c)	6	411
AutoZone Inc. (c)	1	546
Barnes & Noble Inc. (c)	5	121
Bassett Furniture Industries Inc.	1	14
Bebe Stores Inc.	9	31
Bed Bath & Beyond Inc. (c)	11	808
Belmond Ltd. - Class A (c)	8	102
Best Buy Co. Inc.	25	930
Big 5 Sporting Goods Corp. (e)	2	32
Big Lots Inc.	5	222
Biglari Holdings Inc. (c)	—	34
BJ’s Restaurants Inc. (c)	2	109
Bloomin’ Brands Inc.	13	314
Blue Nile Inc. (c)	1	32
Bob Evans Farms Inc. (e)	2	89
BorgWarner Inc.	8	487
Bravo Brio Restaurant Group Inc. (c)	1	15
Bridgepoint Education Inc. (c)	3	33
Bright Horizons Family Solutions Inc. (c)	3	175
Brinker International Inc. (e)	4	215
Brown Shoe Co. Inc.	4	115
Brunswick Corp.	6	326
Buckle Inc. (e)	1	69
Buffalo Wild Wings Inc. (c)	1	268
Build-A-Bear Workshop Inc. (c)	1	21
Burlington Stores Inc. (c)	1	80
Cabela’s Inc. - Class A (c) (e)	4	210
Cablevision Systems Corp. - Class A (e)	16	297
Callaway Golf Co.	8	72
Capella Education Co.	1	68
Career Education Corp. (c)	7	35
Carmax Inc. (c)	8	523
Carmike Cinemas Inc. (c)	2	54
Carnival Corp.	5	232
Carriage Services Inc.	1	32
Carrol’s Restaurant Group Inc. (c)	1	9
Carter’s Inc.	5	499
Cato Corp. - Class A	2	91
Cavco Industries Inc. (c)	1	38
CBS Corp. - Class A	—	12
CBS Corp. - Class B	12	731
Charles & Colvard Ltd. (c) (e)	2	2
Charter Communications Inc. - Class A (c)	4	865
Cheesecake Factory Inc.	5	251
Cherokee Inc.	1	14
Chico’s FAS Inc.	12	206
Childrens Place Retail Stores Inc. (e)	1	83
Chipotle Mexican Grill Inc. - Class A (c)	1	651
Choice Hotels International Inc.	4	262
Christopher & Banks Corp. (c)	1	7
Churchill Downs Inc.	1	143
Chuy’s Holdings Inc. (c) (e)	1	19
Cimpress NV (c) (e)	1	101
Cinemark Holdings Inc.	8	371
Citi Trends Inc. (c) (e)	1	35
Clear Channel Outdoor Holdings Inc.	2	18
ClubCorp Holdings Inc.	2	46
Coach Inc.	10	429
Collectors Universe Inc.	—	7
Columbia Sportswear Co.	4	223
Comcast Corp. - Class A	72	4,055
Comcast Corp. - Special Class A (e)	12	652
Conn’s Inc. (c) (e)	2	73
Cooper Tire & Rubber Co.	5	230
Cooper-Standard Holding Inc. (c)	—	7
Core-Mark Holding Co. Inc. (e)	2	103
Cracker Barrel Old Country Store Inc. (e)	3	381
Crocs Inc. (c)	6	68
CSS Industries Inc.	—	12
CST Brands Inc.	8	341
Culp Inc. (e)	1	16
Cumulus Media Inc. - Class A (c) (e)	16	40
D.R. Horton Inc.	15	425
Dana Holding Corp.	17	361
Darden Restaurants Inc.	6	416
Deckers Outdoor Corp. (c)	2	148
Del Frisco’s Restaurant Group Inc. (c)	1	26
Delphi Automotive Plc	9	702
Denny’s Corp. (c)	3	36
Destination Maternity Corp.	1	14
Destination XL Group Inc. (c)	2	11
DeVry Education Group Inc.	5	172
Diamond Resorts International Inc. (c)	2	67
Dick’s Sporting Goods Inc.	4	216
Dillard’s Inc. - Class A	3	467
DineEquity Inc.	2	214
DIRECTV (c)	8	697
Discovery Communications Inc. - Class A (c)	2	74
Discovery Communications Inc. - Class C (c)	5	147

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
DISH Network Corp. (c)	7	462
Dollar General Corp.	8	578
Dollar Tree Inc. (c)	9	716
Domino’s Pizza Inc.	4	393
Dorman Products Inc. (c) (e)	2	114
DreamWorks Animation SKG Inc. - Class A (c) (e)	6	154
Drew Industries Inc.	2	96
DSW Inc. - Class A	5	194
Dunkin’ Brands Group Inc.	11	502
Entercom Communications Corp. - Class A (c)	3	33
Entravision Communications Corp.	4	23
Escalade Inc.	1	16
Ethan Allen Interiors Inc.	2	46
EVINE Live Inc. (c)	1	7
EW Scripps Co. - Class A	3	92
Expedia Inc.	4	365
Express Inc. (c)	6	93
Family Dollar Stores Inc.	4	291
Famous Dave’s Of America Inc. (c) (e)	1	14
Federal-Mogul Corp. (c)	7	90
Fiesta Restaurant Group Inc. (c)	1	81
Finish Line Inc. - Class A (e)	4	101
Five Below Inc. (c)	3	102
Flexsteel Industries Inc.	—	10
Foot Locker Inc.	8	498
Ford Motor Co.	135	2,179
Fossil Group Inc. (c)	5	429
Fox Factory Holding Corp. (c)	2	36
Francesca’s Holdings Corp. (c)	2	29
Fred’s Inc. - Class A	3	48
FTD Cos. Inc. (c)	1	31
Fuel Systems Solutions Inc. (c)	1	10
G-III Apparel Group Ltd. (c)	1	156
Gaiam Inc. - Class A (c)	—	1
GameStop Corp. - Class A (e)	10	394
Gannett Co. Inc.	14	503
Gap Inc.	15	665
Garmin Ltd.	8	393
General Motors Co.	28	1,045
Genesco Inc. (c)	2	135
Gentex Corp.	19	349
Gentherm Inc. (c)	3	152
Genuine Parts Co.	5	466
GNC Holdings Inc. - Class A	9	447
Goodyear Tire & Rubber Co.	16	444
Graham Holdings Co.	—	315
Grand Canyon Education Inc. (c)	4	186
Gray Television Inc. (c)	6	80
Group 1 Automotive Inc.	2	174
Groupon Inc. - Class A (c)	13	94
Guess? Inc. (e)	5	88
H&R Block Inc.	12	371
HanesBrands Inc.	17	567
Harley-Davidson Inc.	8	513
Harman International Industries Inc.	2	229
Harte-Hanks Inc.	4	34
Hasbro Inc. (e)	5	294
Haverty Furniture Cos. Inc.	2	39
Helen of Troy Ltd. (c)	2	158
hhgregg Inc. (c) (e)	1	5
Hibbett Sports Inc. (c) (e)	2	92
Hillenbrand Inc.	5	159
Hilton Worldwide Holdings Inc. (c)	3	92
Home Depot Inc.	42	4,770
HomeAway Inc. (c)	3	89
Hooker Furniture Corp.	1	11
Hovnanian Enterprises Inc. (c) (e)	7	25
HSN Inc.	5	367
Hyatt Hotels Corp. (c)	1	87
Iconix Brand Group Inc. (c)	2	76
Ignite Restaurant Group Inc. (c)	1	4
International Game Technology	13	229
International Speedway Corp. - Class A (e)	2	64
Interpublic Group of Cos. Inc.	16	354
Interval Leisure Group Inc.	4	99
iRobot Corp. (c) (e)	1	26
Isle of Capri Casinos Inc. (c)	1	15
J.C. Penney Co. Inc. (c) (e)	19	157
Jack in the Box Inc.	3	331
Jamba Inc. (c) (e)	1	9
John Wiley & Sons Inc. - Class A	4	237
John Wiley & Sons Inc. - Class B	—	6
Johnson Controls Inc.	16	814
Journal Communications Inc. - Class A (c)	3	39
K12 Inc. (c)	4	59
Kate Spade & Co. (c)	2	74
KB Home (e)	4	55
Kirkland’s Inc. (c)	2	36
Kohl’s Corp.	17	1,360
Kona Grill Inc. (c)	1	26
Krispy Kreme Doughnuts Inc. (c)	3	62
L Brands Inc.	8	727
La-Z-Boy Inc.	4	101
Lakeland Industries Inc. (c) (e)	—	1
Lands’ End Inc. (c) (e)	2	54
Las Vegas Sands Corp.	10	577
Leapfrog Enterprises Inc. - Class A (c)	5	10
Lear Corp.	5	586
Leggett & Platt Inc.	8	354
Lennar Corp. - Class A	8	401
Libbey Inc.	3	106
Liberty Broadband Corp. - Class A (c) (e)	1	57
Liberty Broadband Corp. - Class C (c)	3	172
Liberty Interactive Corp. - Class A (c)	24	711
Liberty Media Corp. - Class A (c)	3	105
Liberty Media Corp. - Class C (c)	7	268
Liberty Tax Inc. - Class A (c) (e)	1	25
Liberty TripAdvisor Holdings Inc. - Class A (c)	6	176
Liberty Ventures - Class A (c)	8	347
Life Time Fitness Inc. (c)	3	220
Lifetime Brands Inc.	1	17
Lions Gate Entertainment Corp. (e)	7	246
Lithia Motors Inc. - Class A	2	205
Live Nation Inc. (c)	13	340
LKQ Corp. (c)	11	272
Lowe’s Cos. Inc.	30	2,199
Luby’s Inc. (c)	1	7
Lululemon Athletica Inc. (c)	5	290
Lumber Liquidators Holdings Inc. (c) (e)	1	31
M/I Homes Inc. (c)	2	42
Macy’s Inc.	11	684
Madison Square Garden Inc. - Class A (c)	5	459
Marcus Corp.	1	19
Marine Products Corp. (e)	1	10
MarineMax Inc. (c) (e)	1	38
Marriott International Inc. - Class A	7	581
Marriott Vacations Worldwide Corp.	2	196
Mattel Inc.	12	263
Matthews International Corp.	2	128
Mattress Firm Holding Corp. (c) (e)	1	79
McClatchy Co. - Class A (c)	6	12
McDonald’s Corp.	30	2,964
MDC Holdings Inc. (e)	4	117
Media General Inc. (c)	1	18
Men’s Wearhouse Inc.	3	177

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Meredith Corp.	3	162
Meritage Homes Corp. (c)	3	146
MGM Resorts International (c)	27	569
Michael Kors Holdings Ltd. (c)	9	568
Modine Manufacturing Co. (c)	4	60
Mohawk Industries Inc. (c)	3	603
Monarch Casino & Resort Inc. (c)	1	13
Monro Muffler Brake Inc.	2	137
Morningstar Inc.	2	179
Motorcar Parts of America Inc. (c)	1	33
Movado Group Inc.	1	31
Nathan’s Famous Inc.	—	11
National CineMedia Inc.	4	66
Nautilus Inc. (c)	3	52
Netflix Inc. (c)	1	305
New York & Co. Inc. (c) (e)	5	12
New York Times Co. - Class A (e)	10	136
Newell Rubbermaid Inc.	9	362
News Corp. - Class A (c)	8	129
News Corp. - Class B (c)	4	58
Nexstar Broadcasting Group Inc. - Class A	2	121
Nike Inc. - Class B	17	1,737
Nordstrom Inc.	8	649
Norwegian Cruise Line Holdings Ltd. (c)	6	307
NutriSystem Inc.	2	34
NVR Inc. (c)	—	399
O’Reilly Automotive Inc. (c)	4	903
Office Depot Inc. (c)	40	370
Omnicom Group Inc.	11	819
Orbitz Worldwide Inc. (c)	7	76
Outerwall Inc. (e)	1	86
Overstock.com Inc. (c)	1	12
Oxford Industries Inc.	1	72
Panera Bread Co. - Class A (c)	2	397
Papa John’s International Inc.	3	181
Penn National Gaming Inc. (c) (e)	4	61
Penske Auto Group Inc.	8	407
Pep Boys-Manny Moe & Jack (c)	2	22
Perry Ellis International Inc. (c)	1	12
Pier 1 Imports Inc.	6	88
Polaris Industries Inc.	3	398
Pool Corp.	2	174
Popeyes Louisiana Kitchen Inc. (c)	1	80
Priceline Group Inc. (c)	1	1,631
Pulte Homes Inc.	10	228
PVH Corp.	3	353
Quicksilver Inc. (c) (e)	7	13
Ralph Lauren Corp. - Class A	2	264
RCI Hospitality Holdings Inc. (c)	1	8
Reading International Inc. - Class A (c)	—	1
Red Lion Hotels Corp. (c)	1	5
Red Robin Gourmet Burgers Inc. (c)	1	70
Regal Entertainment Group - Class A (e)	9	216
Regis Corp. (c)	4	66
Rent-A-Center Inc.	4	120
Restoration Hardware Holdings Inc. (c)	3	263
Rocky Brands Inc.	1	13
Ross Stores Inc.	9	908
Royal Caribbean Cruises Ltd.	11	875
Ruby Tuesday Inc. (c) (e)	4	24
Ruth’s Hospitality Group Inc.	3	50
Ryland Group Inc.	4	175
Sally Beauty Holdings Inc. (c)	11	395
Scholastic Corp.	—	1
Scientific Games Corp. (c) (e)	3	33
Scripps Networks Interactive Inc. - Class A	4	272
Sears Holdings Corp. (c) (e)	2	91
SeaWorld Entertainment Inc.	2	46
Select Comfort Corp. (c)	5	180
Service Corp. International	20	509
Shiloh Industries Inc. (c) (e)	1	11
Shoe Carnival Inc.	2	51
Shutterfly Inc. (c)	2	83
Shutterstock Inc. (c) (e)	1	72
Signet Jewelers Ltd.	3	353
Sinclair Broadcast Group Inc. - Class A (e)	7	225
Sirius XM Holdings Inc. (c)	127	487
Six Flags Entertainment Corp.	5	266
Sizmek Inc. (c) (e)	3	22
Skechers U.S.A. Inc. - Class A (c)	3	182
Skullcandy Inc. (c)	2	17
Smith & Wesson Holding Corp. (c) (e)	3	37
Sonic Automotive Inc.	4	109
Sonic Corp. (e)	4	125
Sotheby’s	4	189
Spartan Motors Inc.	2	8
Speedway Motorsports Inc.	3	71
Stage Stores Inc.	3	65
Standard Motor Products Inc.	2	93
Standard-Pacific Corp. (c)	16	148
Staples Inc.	25	411
Starbucks Corp.	23	2,150
Starwood Hotels & Resorts Worldwide Inc.	7	554
Starz - Class A (c)	6	198
Stein Mart Inc.	3	36
Steiner Leisure Ltd. (c)	1	44
Steven Madden Ltd. (c)	4	168
Stoneridge Inc. (c) (e)	3	35
Strattec Security Corp.	—	7
Strayer Education Inc. (c)	1	37
Sturm Ruger & Co. Inc. (e)	—	20
Superior Industries International Inc. (e)	2	35
Superior Uniform Group Inc.	1	19
Systemax Inc. (c)	2	21
Target Corp.	18	1,494
Taylor Morrison Home Corp. - Class A (c)	1	31
Tempur Sealy International Inc. (c)	4	225
Tenneco Inc. (c)	5	289
Tesla Motors Inc. (c) (e)	1	223
Texas Roadhouse Inc.	5	186
Thor Industries Inc.	4	222
Tiffany & Co.	3	260
Tile Shop Holdings Inc. (c) (e)	—	2
Tilly’s Inc. - Class A (c)	1	17
Time Inc.	3	58
Time Warner Cable Inc.	6	959
Time Warner Inc.	37	3,122
TJX Cos. Inc.	21	1,470
Toll Brothers Inc. (c)	11	419
Tower International Inc. (c)	2	45
Town Sports International Holdings Inc.	2	11
Tractor Supply Co.	6	480
TRI Pointe Homes Inc. (c)	4	58
TripAdvisor Inc. (c)	4	324
TRW Automotive Holdings Corp. (c)	8	796
Tumi Holdings Inc. (c)	5	110
Tupperware Brands Corp.	3	183
Twenty-First Century Fox Inc. - Class A	28	949
Twenty-First Century Fox Inc. - Class B	7	237
Ulta Salon Cosmetics & Fragrance Inc. (c)	2	365
Under Armour Inc. - Class A (c)	5	374
Unifi Inc. (c)	—	15
Universal Electronics Inc. (c)	2	96
Universal Technical Institute Inc.	2	16
Urban Outfitters Inc. (c)	11	507
Vail Resorts Inc.	3	317

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
VF Corp.	8	582
Viacom Inc. - Class A	—	7
Viacom Inc. - Class B	9	638
Vista Outdoor Inc. (c)	4	189
Visteon Corp. (c)	5	435
Vitamin Shoppe Inc. (c)	2	84
VOXX International Corp. - Class A (c) (e)	2	17
WABCO Holdings Inc. (c)	2	288
Walt Disney Co.	33	3,507
Weight Watchers International Inc. (c) (e)	1	7
Wendy’s Co.	28	308
West Marine Inc. (c)	2	19
Weyco Group Inc.	1	15
Whirlpool Corp.	5	1,110
William Lyon Homes - Class A (c) (e)	1	27
Williams-Sonoma Inc.	4	348
Winmark Corp.	—	22
Winnebago Industries Inc. (e)	2	45
Wolverine World Wide Inc.	8	259
Wyndham Worldwide Corp.	6	584
Wynn Resorts Ltd.	2	227
Yum! Brands Inc.	13	1,036
Zagg Inc. (c)	2	18
Zumiez Inc. (c)	2	78
		117,781
CONSUMER STAPLES - 7.7%
Alico Inc. (e)	1	27
Alliance One International Inc. (c) (e)	5	6
Altria Group Inc.	60	3,001
Andersons Inc.	2	89
Archer-Daniels-Midland Co.	15	721
Avon Products Inc.	12	95
B&G Foods Inc.	5	159
Boston Beer Co. Inc. (c)	—	107
Boulder Brands Inc. (c) (e)	4	39
Brown-Forman Corp. - Class A	1	68
Brown-Forman Corp. - Class B	4	401
Bunge Ltd.	6	464
Cal-Maine Foods Inc. (e)	3	125
Calavo Growers Inc.	1	51
Campbell Soup Co.	13	615
Casey’s General Stores Inc.	4	373
Central Garden & Pet Co. (c)	1	5
Central Garden & Pet Co. - Class A (c)	3	29
Chefs’ Warehouse Inc. (c)	1	20
Church & Dwight Co. Inc.	5	395
Clorox Co.	6	616
Coca-Cola Bottling Co. (e)	1	69
Coca-Cola Co.	101	4,101
Coca-Cola Enterprises Inc.	14	631
Colgate-Palmolive Co.	25	1,721
ConAgra Foods Inc.	21	771
Constellation Brands Inc. - Class A (c)	5	612
Constellation Brands Inc. - Class B (c)	—	1
Costco Wholesale Corp.	11	1,602
Coty Inc. - Class A	1	25
Craft Brewers Alliance Inc. (c) (e)	1	11
CVS Health Corp.	31	3,155
Darling Ingredients Inc. (c)	11	148
Dean Foods Co.	7	116
Diamond Foods Inc. (c)	2	49
Dr. Pepper Snapple Group Inc.	10	758
Energizer Holdings Inc.	3	417
Estee Lauder Cos. Inc.	6	507
Farmer Bros. Co. (c)	1	20
Flowers Foods Inc.	17	388
Fresh Del Monte Produce Inc. (e)	5	176
General Mills Inc.	19	1,057
Hain Celestial Group Inc. (c)	3	222
Herbalife Ltd. (c) (e)	2	99
Hershey Co.	4	426
Hormel Foods Corp.	5	305
Ingles Markets Inc. - Class A	1	69
Ingredion Inc.	7	523
Inter Parfums Inc.	2	56
Inventure Foods Inc. (c)	1	12
J&J Snack Foods Corp. (e)	1	139
JM Smucker Co.	5	531
John B. Sanfilippo & Son Inc.	1	30
Kellogg Co.	8	539
Keurig Green Mountain Inc.	4	499
Kimberly-Clark Corp.	10	1,077
Kraft Foods Group Inc.	17	1,468
Kroger Co.	18	1,364
Lancaster Colony Corp.	2	179
Limoneira Co. (e)	1	24
Lorillard Inc.	7	447
Mannatech Inc. (c)	—	6
McCormick & Co. Inc.	4	304
Mead Johnson Nutrition Co.	7	696
Medifast Inc. (c) (e)	1	36
MGP Ingredients Inc.	1	19
Molson Coors Brewing Co. - Class B	8	566
Mondelez International Inc. - Class A	22	811
Monster Beverage Corp. (c)	7	980
National Beverage Corp. (c)	2	44
Natural Grocers by Vitamin Cottage Inc. (c) (e)	—	9
Nu Skin Enterprises Inc. (e)	3	197
Nutraceutical International Corp. (c)	1	21
Oil-Dri Corp. of America	—	3
Omega Protein Corp. (c)	1	19
Orchids Paper Products Co.	1	15
PepsiCo Inc.	46	4,433
Philip Morris International Inc.	32	2,447
Pilgrim’s Pride Corp. (e)	8	172
Pinnacle Foods Inc.	8	328
Post Holdings Inc. (c)	4	189
Prestige Brands Holdings Inc. (c)	3	148
PriceSmart Inc.	2	160
Procter & Gamble Co.	53	4,366
Revlon Inc. - Class A (c)	3	113
Reynolds American Inc.	9	600
Rite Aid Corp. (c)	26	229
Sanderson Farms Inc. (e)	2	165
Seneca Foods Corp. (c)	—	12
Snyders-Lance Inc.	5	168
SpartanNash Co.	3	92
Spectrum Brands Holdings Inc.	5	415
Sprouts Farmers Market Inc. (c)	6	219
SUPERVALU Inc. (c)	19	223
Sysco Corp.	14	531
The Fresh Market Inc. (c) (e)	2	61
Tootsie Roll Industries Inc. (e)	2	59
TreeHouse Foods Inc. (c)	3	256
Tyson Foods Inc.	16	604
United Natural Foods Inc. (c) (e)	3	228
Universal Corp. (e)	1	52
USANA Health Sciences Inc. (c)	1	56
Vector Group Ltd.	4	82
Village Super Market Inc. - Class A	—	10
Wal-Mart Stores Inc.	40	3,271
WD-40 Co.	1	76
Weis Markets Inc.	2	95
WhiteWave Foods Co. - Class A (c)	10	428

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Whole Foods Market Inc.	8	435
		56,199
ENERGY - 7.6%
Adams Resources & Energy Inc.	—	17
Alon USA Energy Inc.	6	92
Alpha Natural Resources Inc. (c) (e)	12	12
Anadarko Petroleum Corp.	17	1,442
Apache Corp.	10	622
Atwood Oceanics Inc.	4	122
Baker Hughes Inc.	9	547
Basic Energy Services Inc. (c) (e)	4	27
Bill Barrett Corp. (c) (e)	3	24
Bonanza Creek Energy Inc. (c)	4	107
Bristow Group Inc.	2	82
C&J Energy Services Ltd. (c)	4	41
Cabot Oil & Gas Corp. - Class A	24	718
California Resources Corp.	11	81
Callon Petroleum Co. (c)	3	21
Cameron International Corp. (c)	10	459
CARBO Ceramics Inc. (e)	1	37
Carrizo Oil & Gas Inc. (c)	4	192
Cheniere Energy Inc. (c)	7	517
Chesapeake Energy Corp. (e)	49	690
Chevron Corp.	40	4,241
Cimarex Energy Co.	6	737
Clayton Williams Energy Inc. (c) (e)	1	66
Cloud Peak Energy Inc. (c)	5	29
Cobalt International Energy Inc. (c)	8	72
Comstock Resources Inc. (e)	2	8
Concho Resources Inc. (c)	7	785
ConocoPhillips Co.	38	2,388
CONSOL Energy Inc.	6	174
Contango Oil & Gas Co. (c)	1	25
Continental Resources Inc. (c)	3	148
Core Laboratories NV (e)	2	167
CVR Energy Inc. (e)	4	159
Dawson Geophysical Co. (c)	—	1
Delek US Holdings Inc.	5	180
Denbury Resources Inc. (e)	24	174
Devon Energy Corp.	11	637
DHT Holdings Inc.	3	22
Diamond Offshore Drilling Inc. (e)	9	248
Diamondback Energy Inc. (c)	4	308
Dresser-Rand Group Inc. (c)	5	394
Dril-Quip Inc. (c)	2	137
Emerald Oil Inc. (c) (e)	2	2
Energen Corp.	5	316
Energy XXII Ltd. (e)	6	22
EnLink Midstream LLC	6	193
EOG Resources Inc.	23	2,142
EQT Corp.	4	301
Era Group Inc. (c)	2	33
Evolution Petroleum Corp. (e)	1	3
Exterran Holdings Inc.	6	194
Exxon Mobil Corp.	125	10,637
FMC Technologies Inc. (c)	9	340
Forum Energy Technologies Inc. (c)	6	112
GasLog Ltd. (e)	4	80
Gastar Exploration Inc. (c) (e)	6	16
Geospace Technologies Corp. (c)	1	12
Goodrich Petroleum Corp. (c) (e)	2	7
Green Plains Inc.	3	82
Gulf Island Fabrication Inc.	1	13
Gulfmark Offshore Inc. - Class A	2	28
Gulfport Energy Corp. (c)	4	202
Halcon Resources Corp. (c) (e)	20	30
Halliburton Co.	21	931
Helix Energy Solutions Group Inc. (c)	10	145
Helmerich & Payne Inc. (e)	5	370
Hercules Offshore Inc. (c) (e)	6	2
Hess Corp.	6	387
HKN Inc. (c)	—	1
HollyFrontier Corp.	8	335
Hornbeck Offshore Services Inc. (c)	2	43
ION Geophysical Corp. (c)	12	26
Key Energy Services Inc. (c)	13	24
Kinder Morgan Inc.	42	1,785
Knightsbridge Shipping Ltd. (e)	3	13
Kosmos Energy Ltd. (c)	19	152
Laredo Petroleum Holdings Inc. (c) (e)	5	64
LinnCo LLC (e)	8	73
Marathon Oil Corp.	22	561
Marathon Petroleum Corp.	10	1,005
Matador Resources Co. (c) (e)	5	106
Matrix Service Co. (c)	2	33
McDermott International Inc. (c) (e)	4	15
Mitcham Industries Inc. (c) (e)	1	3
Murphy Oil Corp.	8	368
Murphy USA Inc. (c)	5	333
Nabors Industries Ltd.	19	260
National Oilwell Varco Inc.	9	474
Natural Gas Services Group Inc. (c)	1	17
Newfield Exploration Co. (c)	13	452
Newpark Resources Inc. (c)	7	66
Noble Corp. Plc (e)	10	146
Noble Energy Inc.	9	428
Northern Oil and Gas Inc. (c) (e)	4	34
Oasis Petroleum Inc. (c) (e)	10	143
Occidental Petroleum Corp.	24	1,774
Oceaneering International Inc.	5	265
Oil States International Inc. (c)	6	223
Pacific Drilling SA (c) (e)	2	6
Panhandle Oil and Gas Inc. - Class A	2	30
Paragon Offshore Plc (e)	4	5
Parker Drilling Co. (c)	10	35
Patterson-UTI Energy Inc.	13	236
PBF Energy Inc. - Class A	7	247
PDC Energy Inc. (c)	3	141
Peabody Energy Corp. (e)	17	84
Penn Virginia Corp. (c) (e)	7	47
PetroQuest Energy Inc. (c)	7	16
PHI Inc. (c)	1	33
PHI Inc. (c)	—	3
Phillips 66	7	571
Pioneer Energy Services Corp. (c)	2	12
Pioneer Natural Resources Co.	2	338
QEP Resources Inc.	18	368
Range Resources Corp.	5	285
Renewable Energy Group Inc. (c)	3	30
Rentech Inc. (c)	2	3
Rex Energy Corp. (c) (e)	5	19
RigNet Inc. (c)	1	24
Rosetta Resources Inc. (c)	5	88
Rowan Cos. Plc - Class A	6	114
RPC Inc.	14	185
SandRidge Energy Inc. (c) (e)	45	79
Schlumberger Ltd.	26	2,162
Scorpio Tankers Inc.	12	111
SEACOR Holdings Inc. (c)	2	110
SemGroup Corp. - Class A	3	210
Seventy Seven Energy Inc. (c) (e)	2	9
Ship Finance International Ltd. (e)	5	74
SM Energy Co.	7	351
Southwestern Energy Co. (c)	31	716
Spectra Energy Corp.	13	480

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Stone Energy Corp. (c)	5	68
Superior Energy Services Inc.	9	207
Synergy Resources Corp. (c) (e)	6	73
Targa Resources Corp.	3	240
Teekay Corp.	5	245
Tesco Corp.	3	37
Tesoro Corp.	10	879
Tetra Technologies Inc. (c) (e)	6	36
Tidewater Inc. (e)	4	73
Transocean Ltd. (e)	16	232
Triangle Petroleum Corp. (c) (e)	6	32
Ultra Petroleum Corp. (c) (e)	8	132
Unit Corp. (c)	3	96
VAALCO Energy Inc. (c)	5	12
Valero Energy Corp.	15	955
W&T Offshore Inc. (e)	5	27
Warren Resources Inc. (c)	6	5
Weatherford International Plc (c)	37	450
Western Refining Inc.	11	536
Westmoreland Coal Co. (c)	1	32
Whiting Petroleum Corp. (c)	13	404
Willbros Group Inc. (c)	6	19
Williams Cos. Inc.	14	715
World Fuel Services Corp.	5	266
WPX Energy Inc. (c)	13	145
		55,910
Financials - 12.9%
1st Source Corp.	2	63
ACE Ltd.	5	524
Actua Corp. (c)	3	45
Affiliated Managers Group Inc. (c)	2	420
AFLAC Inc.	9	605
Alexander & Baldwin Inc.	4	174
Alleghany Corp. (c)	—	229
Allied World Assurance Co. Holdings Ltd.	6	245
Allstate Corp.	10	744
Altisource Portfolio Solutions SA (c) (e)	1	11
Ambac Financial Group Inc. (c)	2	58
American Equity Investment Life Holding Co.	6	189
American Express Co.	29	2,251
American Financial Group Inc.	6	365
American International Group Inc.	20	1,117
American National Insurance Co.	2	149
Ameriprise Financial Inc.	4	512
Ameris Bancorp	2	46
Amerisafe Inc.	1	65
AmTrust Financial Services Inc. (e)	7	383
Aon Plc - Class A	5	528
Arch Capital Group Ltd. (c)	4	247
Argo Group International Holdings Ltd.	1	36
Arrow Financial Corp.	—	1
Arthur J Gallagher & Co.	4	191
Artisan Partners Asset Management Inc. - Class A	2	109
Aspen Insurance Holdings Ltd.	5	245
Associated Bancorp	13	237
Assurant Inc.	4	269
Assured Guaranty Ltd.	12	307
Astoria Financial Corp.	9	115
Atlanticus Holdings Corp. (c)	1	1
AV Homes Inc. (c)	1	10
Axis Capital Holdings Ltd.	6	333
Baldwin & Lyons Inc. - Class B	1	23
BancFirst Corp. (e)	1	77
Bancorp Inc. (c)	2	19
BancorpSouth Inc.	8	192
Bank Mutual Corp.	4	31
Bank of America Corp.	154	2,370
Bank of Hawaii Corp. (e)	3	184
Bank of New York Mellon Corp.	19	766
Bank of the Ozarks Inc.	4	166
BankUnited Inc.	7	220
Banner Corp.	2	90
BB&T Corp.	10	384
BBCN Bancorp Inc.	7	98
Beneficial Bancorp Inc. (c)	5	61
Berkshire Hathaway Inc. - Class B (c)	39	5,661
Berkshire Hills Bancorp Inc.	2	56
BGC Partners Inc.	21	201
BlackRock Inc.	2	726
BofI Holding Inc. (c) (e)	1	95
BOK Financial Corp. (e)	3	213
Boston Private Financial Holdings Inc.	7	81
Brookline Bancorp Inc.	7	65
Brown & Brown Inc.	11	354
Bryn Mawr Bank Corp.	1	45
C&F Financial Corp.	—	1
Calamos Asset Management Inc. - Class A	2	22
Camden National Corp. (e)	—	16
Capital Bank Financial Corp. (c)	1	33
Capital City Bank Group Inc.	1	11
Capital One Financial Corp.	12	943
Capitol Federal Financial Inc.	11	142
Cardinal Financial Corp.	3	50
CareTrust REIT Inc.	2	27
Cascade Bancorp (c)	1	6
Cash America International Inc. (e)	2	57
Cathay General Bancorp	6	172
CBOE Holdings Inc.	6	319
CBRE Group Inc. - Class A (c)	12	454
CenterState Banks of Florida Inc. (e)	3	31
Central Pacific Financial Corp.	3	62
Charles Schwab Corp.	18	536
Chemical Financial Corp.	2	74
Chubb Corp.	3	324
Cincinnati Financial Corp.	5	264
CIT Group Inc.	8	359
Citigroup Inc.	45	2,302
Citizens Inc. - Class A (c) (e)	4	23
City Holdings Co.	1	50
City National Corp.	3	296
Clifton Bancorp Inc.	1	19
CME Group Inc.	4	423
CNA Financial Corp.	2	62
CNB Financial Corp.	1	19
CNO Financial Group Inc.	12	198
CoBiz Financial Inc.	3	35
Cohen & Steers Inc. (e)	1	33
Columbia Banking System Inc.	5	135
Comerica Inc.	5	211
Commerce Bancshares Inc.	7	292
Community Bank System Inc.	3	116
Community Trust Bancorp Inc.	2	53
ConnectOne Bancorp Inc.	1	25
Consolidated-Tomoka Land Co.	—	26
Consumer Portfolio Services Inc. (c) (e)	—	—
Cowen Group Inc. - Class A (c)	9	46
Crawford & Co.	1	12
Credit Acceptance Corp. (c)	2	358
Cullen/Frost Bankers Inc.	4	263
Customers Bancorp Inc. (c)	1	34
CVB Financial Corp.	9	140
Diamond Hill Investment Group Inc.	—	16
Dime Community Bancshares Inc.	3	51
Discover Financial Services	15	831

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Donegal Group Inc. - Class A	2	25
E*TRADE Financial Corp. (c)	8	239
Eagle Bancorp Inc. (c)	—	8
East West Bancorp Inc.	10	421
Eaton Vance Corp.	7	302
EMC Insurance Group Inc.	1	37
Employer Holdings Inc.	3	71
Encore Capital Group Inc. (c) (e)	2	81
Endurance Specialty Holdings Ltd.	4	232
Enova International Inc. (c)	2	35
Enstar Group Ltd. (c)	1	199
Enterprise Financial Services Corp.	1	29
Erie Indemnity Co. - Class A	4	351
ESSA BanCorp Inc. (e)	1	12
EverBank Financial Corp.	2	41
Evercore Partners Inc.	3	133
Everest Re Group Ltd.	2	370
EZCorp Inc. (c)	4	36
Farmers Capital Bank Corp. (c)	1	14
FBL Financial Group Inc. - Class A (e)	1	87
Federal Agricultural Mortgage Corp. - Class C	1	25
Federated Investors Inc. - Class B	9	294
Federated National Holding Co.	1	34
Fifth Third Bancorp	31	587
Financial Engines Inc. (e)	2	70
Financial Institutions Inc.	1	22
First American Financial Corp.	7	243
First Bancorp Inc.	1	9
First Bancorp Inc. (c)	15	93
First Busey Corp.	6	42
First Cash Financial Services Inc. (c)	2	84
First Citizens BancShares Inc. - Class A	1	195
First Commonwealth Financial Corp.	8	72
First Community Bancshares Inc.	2	30
First Defiance Financial Corp.	1	19
First Financial Bancorp	5	88
First Financial Bankshares Inc. (e)	2	66
First Financial Corp.	1	34
First Financial Northwest Inc.	1	10
First Horizon National Corp.	15	217
First Interstate BancSystem Inc. - Class A	2	43
First Merchants Corp.	3	73
First Midwest Bancorp Inc.	7	113
First NBC Bank Holding Co. (c)	—	14
First Niagara Financial Group Inc.	28	248
First Republic Bank	6	324
FirstMerit Corp.	11	218
Flagstar Bancorp Inc. (c)	2	33
Flushing Financial Corp.	3	59
FNB Corp.	14	186
FNF Group	7	268
Forest City Enterprises Inc. (c)	12	295
Forestar Group Inc. (c)	2	36
Fox Chase Bancorp Inc.	1	10
Franklin Resources Inc.	9	452
Fulton Financial Corp.	15	188
FXCM Inc. - Class A (e)	2	5
Gain Capital Holdings Inc. (e)	4	36
GAMCO Investors Inc.	1	50
Genworth Financial Inc. (c)	13	94
Geo Group Inc.	1	62
German American Bancorp Inc.	1	18
Glacier Bancorp Inc.	5	131
Global Indemnity Plc (c)	1	19
Goldman Sachs Group Inc.	9	1,670
Great Southern Bancorp Inc.	1	40
Green Dot Corp. (c)	3	43
Greenhill & Co. Inc.	1	54
Greenlight Capital Re Ltd. - Class A (c)	3	80
Hallmark Financial Services Inc. (c)	2	23
Hancock Holding Co.	6	170
Hanmi Financial Corp.	3	63
Hanover Insurance Group Inc.	3	250
Hartford Financial Services Group Inc.	19	812
HCC Insurance Holdings Inc.	6	346
HCI Group Inc.	1	55
Heartland Financial USA Inc.	2	52
Heritage Commerce Corp. (e)	1	10
Heritage Financial Corp.	2	40
HFF Inc. - Class A	2	86
Hilltop Holdings Inc. (c)	8	157
Home Bancshares Inc.	4	130
HomeStreet Inc. (c)	1	25
HomeTrust Bancshares Inc. (c)	—	—
Horace Mann Educators Corp.	3	109
Horizon BanCorp	1	12
Howard Hughes Corp. (c)	2	380
Hudson City Bancorp Inc.	25	262
Hudson Valley Holding Corp.	1	35
Huntington Bancshares Inc.	36	395
IberiaBank Corp.	3	189
Imperial Holdings Inc. (c) (e)	2	11
Independent Bank Corp. (e)	2	75
Interactive Brokers Group Inc.	5	184
Intercontinental Exchange Inc.	2	384
International Bancshares Corp.	5	133
INTL FCStone Inc. (c)	2	55
Invesco Ltd.	18	724
Investment Technology Group Inc. (c)	3	94
Investors Bancorp Inc.	24	276
Iron Mountain Inc. (e)	18	671
Janus Capital Group Inc. (e)	15	259
JMP Group LLC	2	13
Jones Lang LaSalle Inc.	2	401
JPMorgan Chase & Co.	55	3,336
KCG Holdings Inc. - Class A (c)	2	19
Kearny Financial Corp. (c)	2	30
Kemper Corp. (e)	4	168
Kennedy-Wilson Holdings Inc.	6	162
KeyCorp	25	360
Ladenburg Thalmann Financial Services Inc. (c) (e)	10	39
Lakeland Bancorp Inc.	2	26
Lakeland Financial Corp.	1	48
LegacyTexas Financial Group Inc.	3	67
Legg Mason Inc.	7	389
LendingTree Inc. (c)	—	15
Leucadia National Corp.	11	235
Lincoln National Corp.	8	455
Loews Corp.	11	455
LPL Financial Holdings Inc.	9	377
M&T Bank Corp.	4	503
Macatawa Bank Corp.	1	3
Maiden Holdings Ltd. (e)	5	78
MainSource Financial Group Inc.	2	35
Manning & Napier Inc. - Class A (e)	1	14
Marcus & Millichap Inc. (c)	1	36
Markel Corp. (c)	1	387
MarketAxess Holdings Inc.	2	166
Marlin Business Services Inc.	1	20
Marsh & McLennan Cos. Inc.	11	613
MB Financial Inc.	6	196
MBIA Inc. (c)	14	130
McGraw-Hill Financial. Inc.	9	894
Meadowbrook Insurance Group Inc.	4	37
Mercantile Bank Corp.	1	18

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Merchants Bancshares Inc.	—	4
Mercury General Corp. (e)	4	230
Meridian Bancorp Inc. (c)	3	44
Meta Financial Group Inc.	1	24
MetLife Inc.	14	697
Metro Bancorp Inc.	—	8
MGIC Investment Corp. (c)	10	96
Midsouth Bancorp Inc.	1	8
Montpelier Re Holdings Ltd.	3	111
Moody’s Corp.	8	878
Morgan Stanley	21	743
MSCI Inc.	8	461
NASDAQ OMX Group Inc.	5	256
National Bank Holdings Corp. - Class A	2	32
National Interstate Corp.	1	38
National Penn Bancshares Inc.	12	127
Nationstar Mortgage Holdings Inc. (c)	2	61
Navient Corp.	23	471
Navigators Group Inc. (c)	1	82
NBT Bancorp Inc. (e)	3	87
Nelnet Inc. - Class A	3	134
New York Community Bancorp Inc. (e)	12	203
NewBridge Bancorp	1	13
NewStar Financial Inc. (c)	2	27
Nicholas Financial Inc. (c)	1	8
Northern Trust Corp.	10	674
Northfield Bancorp Inc.	5	69
NorthStar Asset Management Group Inc.	4	89
Northwest Bancshares Inc.	8	94
OceanFirst Financial Corp.	1	14
Ocwen Financial Corp. (c) (e)	4	29
OFG Bancorp (e)	4	67
Old National Bancorp	10	137
Old Republic International Corp.	17	254
OneBeacon Insurance Group Ltd. - Class A	2	32
Oppenheimer Holdings Inc.	—	7
Oritani Financial Corp. (e)	4	56
Pacific Continental Corp.	1	11
PacWest Bancorp	7	316
Park National Corp.	1	43
Park Sterling Corp.	4	28
PartnerRe Ltd.	4	402
Peapack Gladstone Financial Corp.	1	13
PennyMac Financial Services Inc. - Class A (c)	1	12
People’s United Financial Inc.	20	307
Peoples Bancorp Inc.	1	25
PHH Corp. (c)	4	91
Pico Holdings Inc. (c)	2	25
Pinnacle Financial Partners Inc.	3	121
Piper Jaffray Cos. (c)	1	47
PNC Financial Services Group Inc.	8	703
Popular Inc. (c)	7	224
PRA Group Inc. (c) (e)	4	204
Preferred Bank	1	33
Primerica Inc.	5	229
Principal Financial Group Inc.	14	720
PrivateBancorp Inc.	6	220
ProAssurance Corp.	4	195
Progressive Corp.	35	953
Prosperity Bancshares Inc.	4	224
Provident Financial Holdings Inc.	—	7
Provident Financial Services Inc.	5	101
Prudential Financial Inc.	6	517
Radian Group Inc. (e)	6	97
Raymond James Financial Inc.	6	323
RCS Capital Corp. - Class A (e)	2	18
Realogy Holdings Corp. (c)	13	576
Regional Management Corp. (c)	1	19
Regions Financial Corp.	40	382
Reinsurance Group of America Inc.	4	405
RenaissanceRe Holdings Ltd. (e)	4	368
Renasant Corp. (e)	2	72
Republic Bancorp Inc. - Class A	1	20
Resource America Inc. - Class A	1	8
RLI Corp.	3	147
S&T Bancorp Inc.	2	71
Safeguard Scientifics Inc. (c)	2	33
Safety Insurance Group Inc.	2	139
Sandy Spring Bancorp Inc.	2	55
Seacoast Banking Corp. of Florida (c)	2	22
SEI Investments Co.	8	357
Selective Insurance Group Inc.	5	140
Sierra Bancorp (e)	1	10
Signature Bank (c)	3	435
Simmons First National Corp. - Class A (e)	2	76
SLM Corp.	42	392
South State Corp.	2	134
Southside Bancshares Inc. (e)	2	50
Southwest Bancorp Inc.	2	30
Springleaf Holdings Inc. (c)	2	92
St. Joe Co. (c)	3	56
StanCorp Financial Group Inc.	4	245
State Auto Financial Corp. (e)	3	79
State Bank Financial Corp.	1	16
State Street Corp.	6	430
Sterling Bancorp (e)	6	87
Stewart Information Services Corp.	2	91
Stifel Financial Corp. (c)	4	225
Stock Yards Bancorp Inc.	1	44
Suffolk Bancorp	1	33
Sun Bancorp Inc. (c)	1	17
SunTrust Banks Inc.	7	287
Susquehanna Bancshares Inc.	14	198
SVB Financial Group (c)	4	532
Symetra Financial Corp.	8	198
Synovus Financial Corp.	9	251
T. Rowe Price Group Inc.	7	530
TCF Financial Corp.	14	224
TD Ameritrade Holding Corp.	15	564
Tejon Ranch Co. (c)	2	40
Territorial Bancorp Inc.	1	26
Texas Capital Bancshares Inc. (c)	2	118
TFS Financial Corp.	12	183
Tompkins Financial Corp. (e)	1	68
Torchmark Corp.	4	197
TowneBank	1	22
Travelers Cos. Inc.	12	1,298
Trico Bancshares	1	31
TrustCo Bank Corp.	7	51
Trustmark Corp.	5	133
U.S. Bancorp	39	1,708
UMB Financial Corp.	4	193
Umpqua Holdings Corp.	14	249
Union Bankshares Corp.	3	75
United Bankshares Inc.	5	206
United Community Banks Inc.	4	74
United Community Financial Corp.	4	19
United Financial Bancorp Inc.	4	46
United Fire Group Inc.	1	38
United Insurance Holdings Corp.	1	20
Universal Insurance Holdings Inc. (e)	4	95
Univest Corp. of Pennsylvania	2	42
Unum Group	7	244
Validus Holdings Ltd.	6	240
Valley National Bancorp (e)	7	66
Virtus Investment Partners Inc.	1	78

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Voya Financial Inc.	7	298
Waddell & Reed Financial Inc.	8	420
Walker & Dunlop Inc. (c)	3	44
Washington Federal Inc.	9	197
Washington Trust Bancorp Inc. (e)	1	44
Waterstone Financial Inc.	3	39
Webster Financial Corp.	6	212
Wells Fargo & Co.	109	5,921
WesBanco Inc.	3	106
West Bancorp Inc.	1	16
Westamerica Bancorp (e)	2	69
Western Alliance Bancorp (c)	5	151
Westwood Holdings Group Inc.	1	48
White Mountains Insurance Group Ltd.	—	177
Willis Group Holdings Plc	6	303
Wilshire Bancorp Inc.	8	80
Wintrust Financial Corp.	4	186
WisdomTree Investments Inc. (e)	7	159
World Acceptance Corp. (c) (e)	1	36
WR Berkley Corp.	7	330
WSFS Financial Corp.	1	53
XL Group Plc	9	344
Yadkin Financial Corp. (c)	1	15
Zions Bancorp	13	348
		94,855
Health Care - 12.4%
Abaxis Inc. (e)	—	16
Abbott Laboratories	21	971
AbbVie Inc.	48	2,824
Acadia HealthCare Co. Inc. (c)	3	244
ACADIA Pharmaceuticals Inc. (c)	2	62
Aceto Corp.	3	67
Acorda Therapeutics Inc. (c)	1	40
Actavis Plc (c)	6	1,809
Addus HomeCare Corp. (c)	1	26
Aetna Inc.	10	1,079
Affymetrix Inc. (c) (e)	6	75
Agilent Technologies Inc.	13	549
Agios Pharmaceuticals Inc. (c)	1	86
Air Methods Corp. (c) (e)	4	189
Akorn Inc. (c)	4	209
Albany Molecular Research Inc. (c) (e)	3	44
Alere Inc. (c)	6	275
Alexion Pharmaceuticals Inc. (c)	4	624
Align Technology Inc. (c)	6	301
Alkermes Plc (c)	2	110
Alliance HealthCare Services Inc. (c)	1	16
Allscripts-Misys Healthcare Solutions Inc. (c)	12	141
Almost Family Inc. (c)	1	27
Alnylam Pharmaceuticals Inc. (c)	1	141
Amedisys Inc. (c)	4	96
AmerisourceBergen Corp.	8	876
Amgen Inc.	16	2,506
AMN Healthcare Services Inc. (c)	4	92
Amsurg Corp. (c)	4	261
Anacor Pharmaceuticals Inc. (c)	1	34
Analogic Corp.	1	76
AngioDynamics Inc. (c)	3	49
Anika Therapeutics Inc. (c)	1	61
Anthem Inc.	7	1,061
athenahealth Inc. (c) (e)	1	129
Atrion Corp.	—	22
Baxter International Inc.	14	949
Becton Dickinson & Co.	5	778
Bio-Rad Laboratories Inc. - Class A (c)	2	248
Bio-Reference Labs Inc. (c) (e)	2	56
Bio-Techne Corp.	2	204
Biogen Inc. (c)	5	2,284
BioMarin Pharmaceutical Inc. (c)	2	259
BioScrip Inc. (c)	5	24
BioSpecifics Technologies Corp. (c)	—	10
BioTelemetry Inc. (c)	—	3
Bluebird Bio Inc. (c)	1	73
Boston Scientific Corp. (c)	39	690
Bristol-Myers Squibb Co.	23	1,465
Brookdale Senior Living Inc. (c)	6	227
Bruker Corp. (c)	9	161
Cambrex Corp. (c)	3	111
Cantel Medical Corp.	3	123
Capital Senior Living Corp. (c)	2	45
Cardinal Health Inc.	8	696
Celgene Corp. (c)	24	2,809
Centene Corp. (c)	6	411
Cepheid Inc. (c)	1	80
Cerner Corp. (c)	6	414
Charles River Laboratories International Inc. (c)	4	325
Chemed Corp.	1	84
CIGNA Corp.	7	950
Community Health Systems Inc. (c)	14	719
Computer Programs & Systems Inc. (e)	1	40
Conmed Corp.	2	83
Cooper Cos. Inc.	2	308
Corvel Corp. (c)	1	47
CR Bard Inc.	3	531
Cross Country Healthcare Inc. (c)	2	20
CryoLife Inc.	1	12
Cumberland Pharmaceuticals Inc. (c)	1	6
Cyberonics Inc. (c)	2	143
Cynosure Inc. - Class A (c)	1	35
DaVita HealthCare Partners Inc. (c)	14	1,173
Dentsply International Inc.	6	282
DepoMed Inc. (c)	4	99
DexCom Inc. (c)	2	101
Edwards Lifesciences Corp. (c)	5	670
Eli Lilly & Co.	20	1,470
Emergent BioSolutions Inc. (c)	2	58
Endo International Plc (c)	3	264
Ensign Group Inc.	2	84
Envision Healthcare Holdings Inc. (c)	6	223
ExacTech Inc. (c)	1	13
ExamWorks Group Inc. (c)	3	107
Express Scripts Holding Co. (c)	21	1,823
Five Star Quality Care Inc. (c)	2	9
Gilead Sciences Inc. (c)	48	4,689
Globus Medical Inc. - Class A (c)	5	118
Greatbatch Inc. (c)	1	81
Haemonetics Corp. (c)	3	134
Halyard Health Inc. (c) (e)	2	85
Hanger Orthopedic Group Inc. (c)	2	52
Harvard Apparatus Regenerative Technology Inc. (c)	—	—
Harvard Bioscience Inc. (c)	—	1
HCA Holdings Inc. (c)	6	463
Health Net Inc. (c)	6	340
HealthSouth Corp.	6	288
Healthways Inc. (c)	2	39
Henry Schein Inc. (c)	3	403
Hill-Rom Holdings Inc.	4	209
HMS Holdings Corp. (c)	5	70
Hologic Inc. (c)	15	505
Hospira Inc. (c)	8	704
Humana Inc.	4	723
ICU Medical Inc. (c)	1	102
Idexx Laboratories Inc. (c)	2	360
Illumina Inc. (c)	3	616

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Impax Laboratories Inc. (c)	5	230
Incyte Corp. (c)	5	433
Insys Therapeutics Inc. (c) (e)	1	48
Integra LifeSciences Holdings Corp. (c)	2	113
Intrexon Corp. (c) (e)	2	85
Intuitive Surgical Inc. (c)	1	354
Invacare Corp.	2	48
IPC Healthcare Inc. (c)	1	49
Isis Pharmaceuticals Inc. (c) (e)	2	127
Jazz Pharmaceuticals Plc (c)	2	352
Johnson & Johnson	59	5,956
Kindred Healthcare Inc.	6	135
Laboratory Corp. of America Holdings (c)	5	646
Landauer Inc.	—	9
Lannett Co. Inc. (c) (e)	3	236
LHC Group Inc. (c)	1	43
LifePoint Hospitals Inc. (c)	3	205
Ligand Pharmaceuticals Inc. (c) (e)	1	81
Luminex Corp. (c)	1	22
Magellan Health Services Inc. (c)	2	173
Mallinckrodt Plc (c)	4	479
Masimo Corp. (c)	3	111
McKesson Corp.	6	1,366
MedAssets Inc. (c)	4	83
Medicines Co. (c)	4	103
Medivation Inc. (c)	3	420
MEDNAX Inc. (c)	5	384
Medtronic Plc	26	2,032
Merck & Co. Inc.	57	3,272
Merge Healthcare Inc. (c)	5	21
Meridian Bioscience Inc.	3	50
Merit Medical Systems Inc. (c)	3	67
Mettler-Toledo International Inc. (c) (e)	1	389
Molina Healthcare Inc. (c)	3	225
Momenta Pharmaceuticals Inc. (c)	1	8
Mylan NV (c)	11	670
Myriad Genetics Inc. (c) (e)	6	201
National Healthcare Corp.	1	46
National Research Corp. - Class A (e)	1	9
National Research Corp. - Class B (e)	—	3
Natus Medical Inc. (c)	2	88
Neogen Corp. (c)	1	40
Neurocrine Biosciences Inc. (c)	—	16
Omnicare Inc.	4	301
Omnicell Inc. (c)	2	55
Opko Health Inc. (c) (e)	15	207
Orthofix International NV (c)	1	39
Owens & Minor Inc. (e)	4	150
Pacific Biosciences of California Inc. (c)	2	9
Pacira Pharmaceuticals Inc. (c)	1	62
PAREXEL International Corp. (c)	5	379
Patterson Cos. Inc.	7	350
PDI Inc. (c) (e)	1	1
PDL BioPharma Inc. (e)	6	41
PerkinElmer Inc.	8	400
Pernix Therapeutics Holdings (c) (e)	2	17
Perrigo Co. Plc	2	334
Pfizer Inc.	139	4,840
Pharmacyclics Inc. (c)	1	282
PharMerica Corp. (c)	3	73
Pozen Inc. (c)	2	12
Premier Inc. - Class A (c)	—	1
Providence Services Corp. (c)	1	71
Puma Biotechnology Inc. (c) (e)	1	121
Quality Systems Inc.	3	43
Quest Diagnostics Inc.	10	761
Quidel Corp. (c)	1	23
Quintiles Transnational Holdings Inc. (c)	3	190
RadNet Inc. (c)	2	21
Receptos Inc. (c)	1	98
Regeneron Pharmaceuticals Inc. (c)	2	768
ResMed Inc. (e)	4	276
Rigel Pharmaceuticals Inc. (c)	6	23
RTI Surgical Inc. (c)	3	13
Sagent Pharmaceuticals Inc. (c)	1	21
Salix Pharmaceuticals Ltd. (c) (e)	2	352
Sciclone Pharmaceuticals Inc. (c)	6	51
Seattle Genetics Inc. (c) (e)	3	92
Select Medical Holdings Corp. (e)	11	170
Sirona Dental Systems Inc. (c)	3	257
St. Jude Medical Inc.	8	525
STERIS Corp.	4	288
Stryker Corp.	5	445
Sucampo Pharmaceuticals Inc. (c) (e)	1	18
Surgical Care Affiliates Inc. (c)	1	20
SurModics Inc. (c)	1	21
Symmetry Surgical Inc. (c)	1	6
Synageva BioPharma Corp. (c) (e)	1	60
Taro Pharmaceutical Industries Ltd. (c)	2	291
Team Health Holdings Inc. (c)	5	280
Teleflex Inc.	3	338
Tenet Healthcare Corp. (c)	6	290
Theravance Biopharma Inc. (c) (e)	1	18
Thermo Fisher Scientific Inc.	8	1,057
Thoratec Corp. (c)	2	100
Tornier BV (c) (e)	3	75
Triple-S Management Corp. - Class B (c)	2	41
United Therapeutics Corp. (c)	4	629
UnitedHealth Group Inc.	27	3,173
Universal American Corp. (c)	7	72
Universal Health Services Inc. - Class B	6	704
US Physical Therapy Inc.	1	44
Utah Medical Products Inc.	—	12
Varian Medical Systems Inc. (c)	3	307
Vascular Solutions Inc. (c)	1	30
VCI Inc. (c)	6	350
Veeva Systems Inc. - Class A (c) (e)	1	28
Vertex Pharmaceuticals Inc. (c)	4	436
Vical Inc. (c)	—	—
Walgreens Boots Alliance Inc.	16	1,355
Waters Corp. (c)	2	249
WellCare Health Plans Inc. (c)	3	283
West Pharmaceutical Services Inc.	5	307
Zimmer Holdings Inc.	5	553
Zoetis Inc. - Class A	26	1,214
		90,920
Industrials - 14.3%
3M Co.	19	3,147
AAON Inc.	4	98
AAR Corp.	3	96
ABM Industries Inc.	5	145
Acacia Research Corp. (e)	2	19
ACCO Brands Corp. (c)	8	69
Accuride Corp. (c)	3	12
Actuant Corp. - Class A	5	114
Acuity Brands Inc.	2	380
ADT Corp. (e)	16	676
Advisory Board Co. (c)	2	92
AECOM Technology Corp. (c)	10	298
Aegion Corp. (c)	3	60
AeroVironment Inc. (c) (e)	2	52
AGCO Corp. (e)	7	341
Air Lease Corp. - Class A	8	306
Air Transport Services Group Inc. (c)	6	54
Alamo Group Inc.	1	65

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Alaska Air Group Inc.	12	772
Albany International Corp.	2	86
Allegiant Travel Co.	2	306
Allied Motion Technologies Inc. (e)	1	41
Altra Holdings Inc.	2	50
Amerco Inc.	2	571
Ameresco Inc. - Class A (c)	1	4
American Airlines Group Inc.	22	1,141
American Railcar Industries Inc. (e)	1	47
American Science & Engineering Inc.	—	15
American Woodmark Corp. (c)	1	55
AMETEK Inc.	8	438
AO Smith Corp.	4	269
Apogee Enterprises Inc.	2	73
Applied Industrial Technologies Inc.	3	123
ARC Document Solutions Inc. (c)	4	40
ArcBest Corp.	2	72
Argan Inc.	1	40
Armstrong World Industries Inc. (c)	4	238
Astec Industries Inc.	2	66
Astronics Corp. (c)	1	94
Astronics Corp. - Class B (c) (v)	—	20
Atlas Air Worldwide Holdings Inc. (c)	2	93
Avery Dennison Corp.	8	437
Avis Budget Group Inc. (c)	11	661
AZZ Inc.	2	74
B/E Aerospace Inc.	5	288
Babcock & Wilcox Co.	11	344
Baltic Trading Ltd.	3	4
Barnes Group Inc.	4	170
Barracuda Networks Inc. (c)	—	2
Barrett Business Services Inc.	—	17
Beacon Roofing Supply Inc. (c)	4	124
Belden Inc.	2	208
Blount International Inc. (c)	5	60
Boeing Co.	21	3,174
Brady Corp. (e)	3	93
Breeze-Eastern Corp. (c)	—	4
Briggs & Stratton Corp.	3	71
Brink’s Co. (e)	3	83
Builders FirstSource Inc. (c)	5	35
CAI International Inc. (c)	1	18
Carlisle Cos. Inc.	5	458
Casella Waste Systems Inc. - Class A (c) (e)	1	6
Caterpillar Inc.	15	1,214
CBIZ Inc. (c)	4	33
CDI Corp.	1	21
Celadon Group Inc.	2	56
CH Robinson Worldwide Inc.	8	573
Chart Industries Inc. (c)	2	53
Chase Corp.	—	13
Chicago Bridge & Iron Co. NV (e)	4	184
Cintas Corp.	5	385
CIRCOR International Inc.	1	66
Civeo Corp.	8	20
CLARCOR Inc.	4	248
Clean Harbors Inc. (c) (e)	5	296
Colfax Corp. (c) (e)	3	153
Columbus Mckinnon Corp.	2	43
Comfort Systems USA Inc.	3	69
Commercial Vehicle Group Inc. (c)	2	10
Con-Way Inc.	5	241
Copa Holdings SA - Class A (e)	3	284
Copart Inc. (c)	9	346
Corporate Executive Board Co.	2	177
Courier Corp. (e)	1	12
Covanta Holding Corp.	11	257
Covenant Transportation Group Inc. - Class A (c)	1	49
Covisint Corp. (c) (e)	1	3
Crane Co.	4	276
CSX Corp.	35	1,165
Cubic Corp.	2	80
Cummins Inc.	5	653
Curtiss-Wright Corp.	4	275
Danaher Corp.	13	1,139
Deere & Co.	11	947
Delta Air Lines Inc.	28	1,270
Deluxe Corp.	5	355
DigitalGlobe Inc. (c)	5	183
Donaldson Co. Inc.	13	474
Douglas Dynamics Inc.	2	39
Dover Corp.	8	540
Ducommun Inc. (c)	1	18
Dun & Bradstreet Corp.	3	330
DXP Enterprises Inc. (c)	1	40
Dycom Industries Inc. (c)	4	177
Dynamic Materials Corp.	1	8
Eaton Corp. Plc	6	436
Echo Global Logistics Inc. (c)	1	27
EMCOR Group Inc.	5	210
Emerson Electric Co.	20	1,120
Encore Wire Corp. (e)	2	61
Energy Recovery Inc. (c) (e)	1	3
EnerNOC Inc. (c) (e)	2	23
EnerSys Inc.	3	217
Ennis Inc.	2	32
EnPro Industries Inc.	1	94
Equifax Inc.	5	460
ESCO Technologies Inc.	2	71
Esterline Technologies Corp. (c)	2	230
Exelis Inc.	15	369
Expeditors International of Washington Inc.	5	258
Exponent Inc.	1	75
Fastenal Co.	10	404
Federal Signal Corp.	4	57
FedEx Corp.	10	1,629
Flowserve Corp.	4	233
Fluor Corp.	7	388
Fortune Brands Home & Security Inc.	5	250
Forward Air Corp. (e)	2	107
Franklin Covey Co. (c)	1	21
Franklin Electric Co. Inc.	3	122
FreightCar America Inc.	1	33
FTI Consulting Inc. (c)	3	120
Fuel Tech Inc. (c)	1	4
Furmanite Corp. (c)	2	16
G&K Services Inc. - Class A (e)	1	101
GATX Corp.	3	164
GenCorp Inc. (c)	5	105
Generac Holdings Inc. (c) (e)	4	176
General Cable Corp.	3	55
General Dynamics Corp.	7	992
General Electric Co.	224	5,551
Genesee & Wyoming Inc. - Class A (c)	3	299
Gibraltar Industries Inc. (c)	2	41
Global Brass & Copper Holdings Inc.	1	16
Global Power Equipment Group Inc.	—	5
Gorman-Rupp Co.	2	46
GP Strategies Corp. (c)	1	52
Graco Inc.	4	257
GrafTech International Ltd. (c)	10	38
Graham Corp. (e)	—	10
Granite Construction Inc.	3	101
Great Lakes Dredge & Dock Corp. (c)	4	26

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Greenbrier Cos. Inc. (e)	3	176
Griffon Corp. (e)	4	63
H&E Equipment Services Inc.	2	62
Hardinge Inc. (e)	1	17
Harsco Corp. (e)	8	134
Hawaiian Holdings Inc. (c) (e)	5	109
HD Supply Holdings Inc (c)	14	432
Healthcare Services Group Inc. (e)	1	28
Heartland Express Inc.	9	217
HEICO Corp.	2	119
HEICO Corp.	3	138
Heidrick & Struggles International Inc.	1	36
Herman Miller Inc.	4	112
Hertz Global Holdings Inc. (c)	39	835
Hexcel Corp.	7	339
Hill International Inc. (c) (e)	4	14
HNI Corp. (e)	4	217
Honeywell International Inc.	18	1,879
Houston Wire & Cable Co.	1	9
HUB Group Inc. (c)	3	103
Hubbell Inc. - Class A	—	11
Hubbell Inc. - Class B	2	260
Hudson Global Inc. (c)	1	2
Huntington Ingalls Industries Inc.	5	684
Hurco Cos. Inc.	—	10
Huron Consulting Group Inc. (c)	2	135
Hyster-Yale Materials Handling Inc. - Class A	1	59
ICF International Inc. (c)	1	58
IDEX Corp.	5	352
IHS Inc. - Class A (c)	2	229
Illinois Tool Works Inc.	10	978
Ingersoll-Rand Plc	11	767
InnerWorkings Inc. (c) (e)	1	6
Insperity Inc.	2	96
Insteel Industries Inc.	2	39
Integrated Electrical Services Inc. (c)	—	—
Interface Inc.	5	96
Intersections Inc. (e)	1	2
ITT Corp.	5	191
Jacobs Engineering Group Inc. (c)	3	158
JB Hunt Transport Services Inc.	5	386
JetBlue Airways Corp. (c) (e)	26	498
John Bean Technologies Corp.	2	64
Joy Global Inc.	8	309
Kaman Corp.	2	88
Kansas City Southern	7	680
KAR Auction Services Inc.	12	444
KBR Inc.	7	109
Kelly Services Inc. - Class A	3	53
Kennametal Inc.	5	160
Kforce Inc.	2	50
Kimball International Inc. - Class B	2	25
Kirby Corp. (c)	4	331
KLX Inc. (c)	1	52
Knight Transportation Inc.	7	215
Knoll Inc.	3	72
Korn/Ferry International	3	98
Kratos Defense & Security Solutions Inc. (c)	6	32
L-3 Communications Holdings Inc.	4	478
Landstar System Inc.	4	264
Layne Christensen Co. (c) (e)	—	2
LB Foster Co.	1	47
Lennox International Inc.	3	327
Lincoln Electric Holdings Inc.	6	373
Lindsay Corp. (e)	—	31
LMI Aerospace Inc. (c)	1	11
Lockheed Martin Corp.	8	1,709
LSI Industries Inc.	1	6
Lydall Inc. (c) (e)	1	44
Manitowoc Co. Inc. (e)	9	202
Manpower Inc.	6	484
Marten Transport Ltd.	3	64
Masco Corp.	14	381
MasTec Inc. (c)	6	110
Matson Inc.	4	152
McGrath RentCorp	2	62
Meritor Inc. (c)	8	95
Middleby Corp. (c)	4	409
Miller Industries Inc.	1	31
Mistras Group Inc. (c)	2	30
Mobile Mini Inc.	3	145
Moog Inc. (c)	3	239
MRC Global Inc. (c)	7	80
MSA Safety Inc.	2	114
MSC Industrial Direct Co.	3	224
Mueller Industries Inc.	3	122
Mueller Water Products Inc. - Class A	13	133
Multi-Color Corp.	1	83
MYR Group Inc. (c)	2	51
NACCO Industries Inc. - Class A	1	26
National Presto Industries Inc. (e)	—	19
Navigant Consulting Inc. (c)	4	54
Nielsen NV	17	773
NL Industries Inc. (c)	1	7
NN Inc. (e)	1	20
Nordson Corp.	5	424
Norfolk Southern Corp.	9	914
Nortek Inc. (c)	1	73
Northrop Grumman Systems Corp.	6	901
Northwest Pipe Co. (c)	1	23
NOW Inc. (c) (e)	4	83
Old Dominion Freight Line Inc. (c)	7	503
On Assignment Inc. (c)	4	142
Orbital ATK Inc.	5	379
Orion Marine Group Inc. (c)	2	14
Oshkosh Corp. (e)	7	319
P.A.M. Transportation Services (c)	1	36
PACCAR Inc.	10	627
Pall Corp.	4	362
Park-Ohio Holdings Corp.	1	68
Parker Hannifin Corp.	9	1,048
Patrick Industries Inc. (c)	2	94
Pentair Plc	8	529
Performant Financial Corp. (c)	4	12
PGT Inc. (c)	3	39
Pitney Bowes Inc.	12	288
Ply Gem Holdings Inc. (c) (e)	2	25
Polypore International Inc. (c) (e)	2	130
Powell Industries Inc.	1	23
PowerSecure International Inc. (c)	1	16
Precision Castparts Corp.	3	683
Preformed Line Products Co.	—	8
Primoris Services Corp.	4	68
Proto Labs Inc. (c) (e)	1	45
Quad/Graphics Inc. - Class A	2	46
Quality Distribution Inc. (c)	2	23
Quanex Building Products Corp.	3	55
Quanta Services Inc. (c)	6	157
Raven Industries Inc.	2	50
Raytheon Co.	8	859
RBC Bearings Inc. (e)	1	104
Regal-Beloit Corp.	3	216
Republic Airways Holdings Inc. (c)	4	57
Republic Services Inc. - Class A	22	886
Resources Connection Inc.	3	56
Rexnord Corp. (c)	9	249

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Roadrunner Transportation Systems Inc. (c)	3	80
Robert Half International Inc.	6	376
Rockwell Automation Inc.	6	649
Rockwell Collins Inc.	6	543
Rollins Inc.	13	324
Roper Industries Inc.	3	502
RPX Corp. (c)	4	62
RR Donnelley & Sons Co. (e)	21	401
Rush Enterprises Inc. - Class A (c)	3	71
Ryder System Inc.	6	554
Saia Inc. (c)	2	91
Sensata Technologies Holding NV (c)	5	283
SIFCO Industries Inc.	—	3
Simpson Manufacturing Co. Inc.	3	125
SkyWest Inc.	2	24
SL Industries Inc. (c)	—	4
Snap-On Inc.	2	344
SolarCity Corp. (c) (e)	2	93
Southwest Airlines Co.	34	1,513
SP Plus Corp. (c)	1	18
Sparton Corp. (c)	1	23
Spirit Aerosystems Holdings Inc. - Class A (c)	7	387
Spirit Airlines Inc. (c)	6	480
SPX Corp.	2	185
Standex International Corp.	1	49
Stanley Black & Decker Inc.	9	895
Steelcase Inc. - Class A	7	127
Stericycle Inc. (c)	3	381
Sun Hydraulics Corp.	2	98
Supreme Industries Inc. - Class A	2	13
Swift Transporation Co. - Class A (c)	10	255
TAL International Group Inc. (e)	3	111
Taser International Inc. (c) (e)	2	55
Team Inc. (c)	1	50
Teledyne Technologies Inc. (c)	3	287
Tennant Co. (e)	1	81
Terex Corp.	7	178
Tetra Tech Inc.	5	122
Textainer Group Holdings Ltd. (e)	3	79
Textron Inc.	21	929
Thermon Group Holdings Inc. (c)	2	49
Timken Co.	7	278
Titan International Inc. (e)	4	33
Toro Co.	3	243
Towers Watson & Co.	3	399
TransDigm Group Inc. (e)	2	481
TRC Cos. Inc. (c)	1	8
Trex Co. Inc. (c)	2	110
TriMas Corp. (c)	3	83
Trinity Industries Inc.	12	443
Triumph Group Inc.	4	217
TrueBlue Inc. (c)	3	68
Tutor Perini Corp. (c)	4	93
Twin Disc Inc.	1	21
Tyco International Plc	11	476
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	153
Union Pacific Corp.	27	2,923
United Continental Holdings Inc. (c)	19	1,278
United Parcel Service Inc. - Class B	22	2,174
United Rentals Inc. (c)	6	530
United Stationers Inc. (e)	3	139
United Technologies Corp.	18	2,155
Universal Forest Products Inc.	2	94
Universal Truckload Services Inc.	2	42
US Ecology Inc. (e)	2	76
USA Truck Inc. (c)	1	30
USG Corp. (c) (e)	10	265
UTi Worldwide Inc. (c)	7	90
Valmont Industries Inc. (e)	2	260
Vectrus Inc. (c)	1	21
Verisk Analytics Inc. (c)	7	474
Veritiv Corp. (c)	—	8
Viad Corp.	2	47
Vicor Corp. (c)	1	21
VSE Corp.	—	33
Wabash National Corp. (c)	5	71
Wabtec Corp.	3	263
Waste Connections Inc.	10	495
Waste Management Inc.	13	716
Watsco Inc.	3	324
Watts Water Technologies Inc. - Class A	2	100
Werner Enterprises Inc.	6	176
WESCO Aircraft Holdings Inc. (c)	1	11
WESCO International Inc. (c)	3	243
West Corp.	4	141
Woodward Governor Co.	5	265
WW Grainger Inc.	3	657
Xerium Technologies Inc. (c)	—	5
XPO Logistics Inc. (c) (e)	5	222
Xylem Inc.	11	399
YRC Worldwide Inc. (c)	1	20
		104,532
Information Technology - 18.0%
3D Systems Corp. (c) (e)	3	74
Accenture Plc - Class A	19	1,757
ACI Worldwide Inc. (c)	10	213
Activision Blizzard Inc.	33	758
Acxiom Corp. (c)	5	92
Adobe Systems Inc. (c)	5	359
ADTRAN Inc.	4	74
Advanced Energy Industries Inc. (c)	2	52
Advent Software Inc.	4	193
Agilysys Inc. (c) (e)	1	8
Akamai Technologies Inc. (c)	4	257
Alliance Data Systems Corp. (c)	3	804
Alpha & Omega Semiconductor Ltd. (c) (e)	1	10
Altera Corp.	6	244
Amdocs Ltd.	7	394
American Software Inc.	1	12
Amkor Technology Inc. (c)	16	139
Amphenol Corp. - Class A	11	665
Analog Devices Inc.	9	568
Anixter International Inc. (c)	2	155
Ansys Inc. (c)	3	224
AOL Inc. (c)	5	199
Apple Inc.	157	19,510
Applied Materials Inc.	18	404
Arris Group Inc. (c)	12	347
Arrow Electronics Inc. (c)	8	460
Aspen Technology Inc. (c)	5	183
Atmel Corp.	14	114
Audience Inc. (c) (e)	1	3
Autodesk Inc. (c)	3	159
Automatic Data Processing Inc.	15	1,248
Avago Technologies Ltd.	6	753
AVG Technologies NV (c)	4	79
Avid Technology Inc. (c)	3	49
Avnet Inc.	11	468
AVX Corp.	9	124
Axcelis Technologies Inc. (c)	6	14
Badger Meter Inc. (e)	1	65
Bankrate Inc. (c)	6	67
Bel Fuse Inc. - Class B (e)	1	18
Benchmark Electronics Inc. (c)	2	43

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Black Box Corp.	—	4
Blackbaud Inc.	3	138
Blackhawk Network Holdings Inc. - Class B (c)	3	94
Blucora Inc. (c)	4	48
Booz Allen Hamilton Holding Corp. - Class A	8	241
Broadcom Corp. - Class A	9	403
Broadridge Financial Solutions Inc.	12	657
Brocade Communications Systems Inc.	31	374
Brooks Automation Inc.	6	68
CA Inc.	27	893
Cabot Microelectronics Corp. (c)	2	78
CACI International Inc. - Class A (c)	2	177
Cadence Design Systems Inc. (c)	16	287
CalAmp Corp. (c) (e)	2	29
Calix Inc. (c)	4	37
Carbonite Inc. (c)	2	35
Cardtronics Inc. (c)	4	148
Cascade Microtech Inc. (c) (e)	1	16
Cass Information Systems Inc.	1	34
CDK Global Inc.	3	163
CDW Corp.	11	405
Ceva Inc. (c)	2	34
Checkpoint Systems Inc.	4	39
Ciber Inc. (c)	5	22
Ciena Corp. (c)	7	145
Cirrus Logic Inc. (c)	3	102
Cisco Systems Inc.	111	3,061
Citrix Systems Inc. (c)	5	297
Clearfield Inc. (c) (e)	1	9
Cognex Corp. (c)	5	230
Cognizant Technology Solutions Corp. - Class A (c)	12	779
Coherent Inc. (c)	1	89
Cohu Inc.	1	16
CommScope Holding Co. Inc. (c)	2	60
Communications Systems Inc.	1	15
CommVault Systems Inc. (c)	2	83
Computer Sciences Corp.	13	836
Computer Task Group Inc.	1	5
Comtech Telecommunications Corp.	1	30
Comverse Inc. (c)	1	10
Constant Contact Inc. (c)	1	33
Convergys Corp.	6	146
CoreLogic Inc. (c)	6	212
Corning Inc.	18	400
CoStar Group Inc. (c)	1	218
Cray Inc. (c) (e)	1	40
Cree Inc. (c) (e)	4	133
CSG Systems International Inc.	4	109
CTS Corp.	2	27
Cypress Semiconductor Corp.	7	95
Daktronics Inc.	2	21
Datalink Corp. (c)	1	10
Dealertrack Technologies Inc. (c) (e)	3	133
Demand Media Inc. (c)	1	5
Dice Holdings Inc. (c)	5	41
Diebold Inc.	2	75
Digi International Inc. (c)	1	12
Digimarc Corp. (e)	—	4
Diodes Inc. (c)	3	75
Dolby Laboratories Inc. - Class A	3	131
Dot Hill Systems Corp. (c)	1	4
DSP Group Inc. (c)	1	12
DST Systems Inc.	4	413
DTS Inc. (c)	1	32
EarthLink Holdings Corp.	9	40
eBay Inc. (c)	17	972
EchoStar Corp. - Class A (c)	3	175
Electro Rent Corp.	1	16
Electro Scientific Industries Inc.	3	16
Electronic Arts Inc. (c)	10	575
Electronics for Imaging Inc. (c)	3	131
Ellie Mae Inc. (c)	—	22
EMC Corp.	52	1,324
Emulex Corp. (c)	7	55
Engility Holdings Inc.	1	40
Entegris Inc. (c)	9	117
Entropic Communications Inc. (c)	4	13
Envestnet Inc. (c)	1	37
EPAM Systems Inc. (c)	2	140
EPIQ Systems Inc. (e)	2	44
ePlus Inc. (c)	—	38
Equinix Inc.	1	262
Euronet Worldwide Inc. (c)	3	188
Exar Corp. (c)	3	34
ExlService Holdings Inc. (c)	1	52
F5 Networks Inc. (c)	2	262
Fabrinet (c)	2	35
Facebook Inc. - Class A (c)	43	3,572
FactSet Research Systems Inc.	3	410
Fair Isaac Corp.	3	237
Fairchild Semiconductor International Inc. (c)	10	173
FARO Technologies Inc. (c)	1	48
FEI Co.	1	114
Fidelity National Information Services Inc.	18	1,204
Finisar Corp. (c) (e)	6	138
FireEye Inc. (c) (e)	5	209
First Solar Inc. (c)	4	218
Fiserv Inc. (c)	11	893
FleetCor Technologies Inc. (c)	3	450
FLIR Systems Inc.	10	305
FormFactor Inc. (c)	4	33
Forrester Research Inc.	1	42
Fortinet Inc. (c)	5	178
Freescale Semiconductor Ltd. (c)	4	166
Frequency Electronics Inc. (c) (e)	1	14
Gartner Inc. - Class A (c)	3	283
Genpact Ltd. (c)	15	357
Global Cash Access Holdings Inc. (c)	5	39
Global Payments Inc.	7	649
Globalscape Inc.	1	2
Google Inc. - Class A (c)	4	2,040
Google Inc. - Class C (c)	4	2,070
GSI Group Inc. (c)	2	28
GSI Technology Inc. (c) (e)	1	5
GTT Communications Inc. (c)	2	29
Guidewire Software Inc. (c)	2	130
Hackett Group Inc.	3	23
Harmonic Inc. (c)	8	56
Harris Corp.	4	302
Heartland Payment Systems Inc.	3	156
Hewlett-Packard Co.	75	2,336
Higher One Holdings Inc. (c)	3	6
IAC/InterActiveCorp.	6	380
IEC Electronics Corp. (c)	—	2
iGate Corp. (c) (e)	4	160
II-VI Inc. (c)	4	81
Imation Corp. (c)	2	7
Infinera Corp. (c)	8	158
Informatica Corp. (c)	3	144
Ingram Micro Inc. - Class A (c)	10	248
Inphi Corp. (c)	—	6
Insight Enterprises Inc. (c)	4	108
Integrated Device Technology Inc. (c)	12	250
Integrated Silicon Solutions Inc.	3	45
Intel Corp.	174	5,431

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
InterDigital Inc.	3	152
Internap Corp. (c)	3	35
International Business Machines Corp.	28	4,492
Intersil Corp. - Class A	8	115
Intevac Inc. (c) (e)	1	6
IntraLinks Holdings Inc. (c)	6	62
Intuit Inc.	8	757
IPG Photonics Corp. (c) (e)	4	343
Itron Inc. (c)	3	113
Ixia (c)	5	62
IXYS Corp.	3	37
j2 Global Inc.	3	199
Jabil Circuit Inc.	16	379
Jack Henry & Associates Inc.	7	509
JDS Uniphase Corp. (c)	14	183
Juniper Networks Inc.	11	251
Kemet Corp. (c)	2	6
Key Tronic Corp. (c)	—	4
Keysight Technologies Inc. (c)	2	83
Kimball Electronics Inc. (c)	2	25
KLA-Tencor Corp.	10	555
Knowles Corp. (c) (e)	3	60
Kopin Corp. (c) (e)	4	12
Kulicke & Soffa Industries Inc. (c)	7	111
KVH Industries Inc. (c)	1	9
Lam Research Corp.	8	547
Lattice Semiconductor Corp. (c)	7	42
Leidos Holdings Inc.	5	204
Lexmark International Inc.	6	235
Limelight Networks Inc. (c)	7	27
Linear Technology Corp.	10	453
LinkedIn Corp. - Class A (c)	2	411
Lionbridge Technologies Inc. (c)	6	34
Littelfuse Inc.	1	114
LoJack Corp. (c)	1	2
M/A-COM Technology Solutions Holdings Inc. (c)	1	41
Magnachip Semiconductor Corp. (c) (e)	2	13
Manhattan Associates Inc. (c)	5	267
Mantech International Corp. - Class A	2	70
Marvell Technology Group Ltd.	13	194
MasterCard Inc. - Class A	30	2,582
Mattson Technology Inc. (c)	—	—
Maxim Integrated Products Inc.	9	302
MAXIMUS Inc.	6	388
MaxLinear Inc. (c)	1	10
Maxwell Technologies Inc. (c) (e)	3	26
Mentor Graphics Corp.	8	184
Mercury Systems Inc. (c)	3	48
Mesa Laboratories Inc. (e)	—	14
Methode Electronics Inc.	3	118
Micrel Inc.	2	23
Microchip Technology Inc. (e)	8	374
Micron Technology Inc. (c)	37	1,011
Microsemi Corp. (c)	7	240
Microsoft Corp.	205	8,332
MKS Instruments Inc.	4	143
ModusLink Global Solutions Inc. (c) (e)	6	21
MoneyGram International Inc. (c)	2	15
Monolithic Power Systems Inc.	1	70
Monotype Imaging Holdings Inc.	2	58
Monster Worldwide Inc. (c) (e)	9	55
Motorola Solutions Inc.	5	361
MTS Systems Corp.	1	101
Multi-Fineline Electronix Inc. (c)	1	10
Nanometrics Inc. (c)	1	22
National Instruments Corp.	6	206
NCR Corp. (c)	12	356
NeoPhotonics Corp. (c) (e)	1	9
NetApp Inc.	13	455
NetGear Inc. (c)	3	84
NetScout Systems Inc. (c) (e)	2	105
NetSuite Inc. (c)	1	63
NeuStar Inc. - Class A (c) (e)	3	77
Newport Corp. (c)	2	41
NIC Inc.	2	35
Novatel Wireless Inc. (c) (e)	3	12
Nuance Communications Inc. (c)	19	279
Nvidia Corp.	23	490
Omnivision Technologies Inc. (c)	5	127
ON Semiconductor Corp. (c)	35	428
Oracle Corp.	93	4,003
OSI Systems Inc. (c)	1	94
Palo Alto Networks Inc. (c)	1	185
Park Electrochemical Corp.	1	28
Paychex Inc.	15	735
PC Connection Inc.	2	48
PCM Inc. (c)	1	10
PDF Solutions Inc. (c)	2	30
Pegasystems Inc.	3	71
Perceptron Inc.	1	15
Perficient Inc. (c)	3	52
Pericom Semiconductor Corp.	2	29
Photronics Inc. (c)	2	17
Plantronics Inc.	3	132
Plexus Corp. (c)	2	80
PMC - Sierra Inc. (c)	7	63
Polycom Inc. (c)	7	90
Power Integrations Inc.	1	65
PRG-Schultz International Inc. (c)	1	4
Procera Networks Inc. (c) (e)	1	10
Progress Software Corp. (c)	3	92
PTC Inc. (c)	8	286
QAD Inc. - Class A	1	27
QLogic Corp. (c)	6	83
Qorvo Inc. (c)	9	741
QUALCOMM Inc.	26	1,769
QuinStreet Inc. (c)	2	9
Rackspace Hosting Inc. (c)	10	510
Rambus Inc. (c) (e)	7	94
RealNetworks Inc. (c)	2	14
RealPage Inc. (c)	1	18
Red Hat Inc. (c)	5	342
Reis Inc.	1	15
Richardson Electronics Ltd.	1	5
Rightside Group Ltd. (c) (e)	1	8
Riverbed Technology Inc. (c)	8	170
Rofin-Sinar Technologies Inc. (c)	2	51
Rogers Corp. (c)	1	95
Rosetta Stone Inc. (c)	2	12
Rovi Corp. (c) (e)	8	139
Rudolph Technologies Inc. (c)	2	27
Salesforce.com Inc. (c)	6	369
SanDisk Corp.	5	315
Sanmina Corp. (c)	7	177
ScanSource Inc. (c)	2	82
Science Applications International Corp.	3	176
SeaChange International Inc. (c)	2	17
Seagate Technology	12	628
Semtech Corp. (c)	1	29
ServiceNow Inc. (c)	2	130
ShoreTel Inc. (c)	4	24
Sigma Designs Inc. (c)	2	19
Silicon Laboratories Inc. (c)	2	117
Skyworks Solutions Inc.	12	1,172
SolarWinds Inc. (c)	2	102

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Solera Holdings Inc.	7	351
Splunk Inc. (c)	1	83
SS&C Technologies Holdings Inc.	4	275
Stamps.com Inc. (c)	1	50
Stratasys Ltd. (c) (e)	3	159
SunEdison Inc. (c) (e)	5	114
SunPower Corp. (c) (e)	5	168
Super Micro Computer Inc. (c)	3	113
support.com Inc. (c)	4	7
Sykes Enterprises Inc. (c)	3	77
Symantec Corp.	42	981
Synaptics Inc. (c) (e)	2	159
Synchronoss Technologies Inc. (c)	2	108
SYNNEX Corp.	3	242
Synopsys Inc. (c)	4	197
Syntel Inc. (c)	5	269
Tableau Software Inc. - Class A (c)	1	83
Take-Two Interactive Software Inc. (c)	10	252
TE Connectivity Ltd.	9	654
Tech Data Corp. (c)	3	189
TechTarget Inc. (c)	1	8
TeleCommunication Systems Inc. - Class A (c)	4	14
TeleNav Inc. (c)	2	17
TeleTech Holdings Inc.	3	83
Teradata Corp. (c)	8	354
Teradyne Inc.	13	251
Tessco Technologies Inc.	1	16
Tessera Technologies Inc.	4	168
Texas Instruments Inc.	33	1,879
TiVo Inc. (c)	2	17
Total System Services Inc.	8	309
Transact Technologies Inc.	—	1
Travelzoo Inc. (c)	—	2
Trimble Navigation Ltd. (c)	7	176
TTM Technologies Inc. (c) (e)	6	50
Twitter Inc. (c)	3	142
Tyler Technologies Inc. (c)	2	186
Ubiquiti Networks Inc. (e)	2	53
Ultimate Software Group Inc. (c)	1	207
Ultra Clean Holdings Inc. (c)	2	13
Ultratech Inc. (c)	2	31
Unisys Corp. (c)	4	91
United Online Inc (c)	2	24
Vantiv Inc. - Class A (c)	14	511
VASCO Data Security International Inc. (c) (e)	—	3
Veeco Instruments Inc. (c) (e)	3	96
VeriFone Systems Inc. (c)	6	210
Verint Systems Inc. (c)	3	180
VeriSign Inc. (c) (e)	3	212
ViaSat Inc. (c)	2	113
Viasystems Group Inc. (c)	1	25
Virtusa Corp. (c)	1	47
Visa Inc. - Class A	41	2,656
Vishay Intertechnology Inc.	11	153
Vishay Precision Group Inc. (c)	1	11
VMware Inc. - Class A (c)	1	107
Web.com Group Inc. (c)	1	27
WebMD Health Corp. (c) (e)	1	46
Westell Technologies Inc. (c)	3	4
Western Digital Corp.	10	930
Western Union Co.	21	438
WEX Inc. (c)	3	282
Workday Inc. - Class A (c)	1	107
Xcerra Corp. (c)	—	3
Xerox Corp.	55	712
Xilinx Inc.	10	442
XO Group Inc. (c)	2	32
Yahoo! Inc. (c)	13	562
Yelp Inc. - Class A (c) (e)	1	44
Zebra Technologies Corp. - Class A (c)	3	237
Zillow Group Inc. - Class A (c) (e)	1	74
Zixit Corp. (c)	3	13
Zynga Inc. - Class A (c)	49	140
		131,608
Materials - 4.9%
A. Schulman Inc.	2	86
AEP Industries Inc. (c)	1	28
Air Products & Chemicals Inc.	5	691
Airgas Inc.	5	509
Albemarle Corp.	8	404
Alcoa Inc.	48	618
Allegheny Technologies Inc. (e)	7	209
American Vanguard Corp. (e)	3	29
AptarGroup Inc.	5	310
Ashland Inc.	2	268
Axiall Corp.	5	232
Balchem Corp.	2	88
Ball Corp.	6	427
Bemis Co. Inc.	9	432
Berry Plastics Group Inc. (c)	7	257
Boise Cascade Co. (c)	3	99
Cabot Corp.	4	175
Calgon Carbon Corp.	4	74
Carpenter Technology Corp.	4	148
Celanese Corp.	9	489
Century Aluminum Co. (c)	7	95
CF Industries Holdings Inc.	4	1,225
Chemtura Corp. (c) (e)	7	200
Clearwater Paper Corp. (c)	1	95
Coeur d’Alene Mines Corp. (c) (e)	4	19
Commercial Metals Co.	9	144
Compass Minerals International Inc.	4	328
Core Molding Technologies Inc. (c)	1	14
Crown Holdings Inc. (c)	6	299
Cytec Industries Inc.	6	322
Deltic Timber Corp.	—	26
Domtar Corp.	4	188
Dow Chemical Co.	34	1,609
E.I. du Pont de Nemours & Co.	22	1,581
Eagle Materials Inc.	3	217
Eastman Chemical Co.	14	953
Ecolab Inc.	6	735
Ferro Corp. (c)	8	106
Flotek Industries Inc. (c) (e)	3	50
FMC Corp.	5	280
Freeport-McMoran Inc. - Class B	37	698
FutureFuel Corp.	3	31
Globe Specialty Metals Inc.	3	60
Graphic Packaging Holding Co.	32	463
Greif Inc. - Class A	1	59
Greif Inc. - Class B (e)	1	25
Handy & Harman Ltd. (c)	—	20
Hawkins Inc.	1	27
Haynes International Inc. (e)	1	31
HB Fuller Co.	4	156
Headwaters Inc. (c)	4	75
Hecla Mining Co.	14	43
Horsehead Holding Corp. (c) (e)	4	56
Huntsman Corp.	23	514
Innophos Holdings Inc.	1	84
Innospec Inc.	2	74
International Flavors & Fragrances Inc.	3	301
International Paper Co.	14	793
Intrepid Potash Inc. (c) (e)	2	18
Kaiser Aluminum Corp.	1	69

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
KapStone Paper and Packaging Corp.	10	331
KMG Chemicals Inc.	1	17
Koppers Holdings Inc. (e)	1	25
Kraton Performance Polymers Inc. (c)	2	42
Kronos Worldwide Inc.	3	43
Landec Corp. (c)	2	27
Louisiana-Pacific Corp. (c) (e)	11	177
LSB Industries Inc. (c)	2	62
LyondellBasell Industries NV - Class A	14	1,233
Martin Marietta Materials Inc.	2	263
Materion Corp.	2	61
MeadWestvaco Corp.	8	423
Mercer International Inc. (c)	4	58
Minerals Technologies Inc.	3	212
Monsanto Co.	15	1,663
Mosaic Co.	10	482
Myers Industries Inc.	3	53
Neenah Paper Inc.	1	81
NewMarket Corp. (e)	1	400
Newmont Mining Corp.	15	331
Noranda Aluminium Holding Corp. (e)	5	15
Nucor Corp.	16	739
Olin Corp.	6	186
Olympic Steel Inc. (e)	1	8
OM Group Inc.	2	45
Omnova Solutions Inc. (c)	3	28
Owens Corning Inc.	9	397
Owens-Illinois Inc. (c)	14	333
P.H. Glatfelter Co.	3	86
Packaging Corp. of America	5	361
Platform Specialty Products Corp. (c)	3	76
PolyOne Corp.	8	289
PPG Industries Inc.	3	758
Praxair Inc.	9	1,080
Quaker Chemical Corp.	1	61
Reliance Steel & Aluminum Co.	5	290
Resolute Forest Products (c)	6	109
Rock-Tenn Co. - Class A	9	551
Royal Gold Inc. (e)	4	259
RPM International Inc.	11	547
RTI International Metals Inc. (c)	1	43
Schnitzer Steel Industries Inc. - Class A	2	29
Schweitzer-Mauduit International Inc.	2	96
Scotts Miracle-Gro Co. - Class A	6	417
Sealed Air Corp.	8	375
Sensient Technologies Corp.	3	207
Sherwin-Williams Co.	2	697
Sigma-Aldrich Corp.	3	444
Silgan Holdings Inc.	7	387
Sonoco Products Co.	9	409
Southern Copper Corp. (e)	6	162
Steel Dynamics Inc.	17	343
Stepan Co.	1	42
Stillwater Mining Co. (c) (e)	6	79
SunCoke Energy Inc.	5	76
TimkenSteel Corp.	3	79
Trecora Resources (c)	1	13
Tredegar Corp.	1	13
Tronox Ltd. - Class A	4	86
United States Lime & Minerals Inc.	—	19
United States Steel Corp. (e)	9	224
Universal Stainless & Alloy Products Inc. (c)	1	18
US Concrete Inc. (c)	—	3
US Silica Holdings Inc. (e)	3	114
Valspar Corp.	3	277
Vulcan Materials Co.	6	498
Wausau Paper Corp.	3	28
Westlake Chemical Corp. (e)	3	250
Worthington Industries Inc.	4	98
WR Grace & Co. (c)	3	283
Zep Inc.	2	32
		35,699
Telecommunication Services - 2.5%
8x8 Inc. (c)	1	6
Alaska Communications Systems Group Inc. (c)	3	5
AT&T Inc.	212	6,926
Atlantic Tele-Network Inc. (e)	1	82
Boingo Wireless Inc. (c)	1	5
CenturyLink Inc.	22	758
Cincinnati Bell Inc. (c)	17	58
Cogent Communications Holdings Inc.	3	101
Consolidated Communications Holdings Inc. (e)	4	84
Fairpoint Communications Inc. (c)	1	18
Frontier Communications Corp. (e)	94	663
General Communication Inc. - Class A (c)	3	54
Hawaiian Telcom Holdco Inc. (c) (e)	—	11
HC2 Holdings Inc. (c)	1	7
IDT Corp. - Class B	2	37
Inteliquent Inc.	3	50
Intelsat SA (c) (e)	3	39
Level 3 Communications Inc. (c)	15	825
Lumos Networks Corp. (e)	2	37
NTELOS Holdings Corp.	1	7
ORBCOMM Inc. (c)	6	33
Premiere Global Services Inc. (c)	3	30
SBA Communications Corp. (c)	6	646
Shenandoah Telecommunications Co.	2	68
Spok Holdings Inc.	1	23
Sprint Corp. (c)	10	45
T-Mobile US Inc. (c)	6	201
Telephone & Data Systems Inc.	8	196
US Cellular Corp. (c) (e)	1	51
Verizon Communications Inc.	132	6,424
Vonage Holdings Corp. (c)	15	75
Windstream Holdings Inc. (e)	60	447
		18,012
Utilities - 3.2%
AES Corp.	18	234
AGL Resources Inc.	9	436
Allete Inc.	3	172
Alliant Energy Corp.	3	185
Ameren Corp.	7	276
American Electric Power Co. Inc.	10	556
American States Water Co.	3	116
American Water Works Co. Inc.	5	262
Aqua America Inc. (e)	13	333
Atmos Energy Corp.	7	404
Avista Corp.	5	155
Black Hills Corp.	3	160
California Water Service Group	3	83
Calpine Corp. (c)	36	820
CenterPoint Energy Inc.	11	224
Chesapeake Utilities Corp.	1	53
Cleco Corp.	4	229
CMS Energy Corp.	8	287
Connecticut Water Services Inc.	1	25
Consolidated Edison Inc.	8	514
Consolidated Water Co. Ltd. (e)	2	19
Delta Natural Gas Co. Inc.	—	2
Dominion Resources Inc.	12	857
DTE Energy Co.	5	400
Duke Energy Corp.	15	1,137

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Dynegy Inc. (c)	8	241
Edison International	7	452
El Paso Electric Co.	3	115
Empire District Electric Co.	3	71
Entergy Corp.	5	399
Eversource Energy	9	445
Exelon Corp.	17	577
FirstEnergy Corp.	12	415
Genie Energy Ltd. - Class B	2	16
Great Plains Energy Inc.	11	294
Hawaiian Electric Industries Inc.	6	196
IDACORP Inc.	4	232
Integrys Energy Group Inc.	5	379
ITC Holdings Corp.	11	425
Laclede Group Inc.	3	154
MDU Resources Group Inc.	8	178
MGE Energy Inc.	2	110
Middlesex Water Co.	1	27
National Fuel Gas Co.	6	358
New Jersey Resources Corp.	6	194
NextEra Energy Inc.	9	953
NiSource Inc.	9	386
Northwest Natural Gas Co.	2	91
NorthWestern Corp.	3	182
NRG Energy Inc.	9	223
NRG Yield Inc. - Class A (e)	3	132
OGE Energy Corp.	5	166
ONE Gas Inc. (e)	4	155
Oneok Inc.	10	488
Ormat Technologies Inc.	3	108
Otter Tail Corp. (e)	2	78
Pattern Energy Group Inc. - Class A	—	11
Pepco Holdings Inc.	5	140
PG&E Corp.	10	513
Piedmont Natural Gas Co. Inc.	5	201
Pinnacle West Capital Corp.	3	182
PNM Resources Inc.	5	159
Portland General Electric Co.	6	216
PPL Corp.	13	442
Public Service Enterprise Group Inc.	10	421
Questar Corp.	13	307
SCANA Corp.	4	205
Sempra Energy	5	513
SJW Corp. (e)	1	44
South Jersey Industries Inc.	2	132
Southern Co.	18	815
Southwest Gas Corp.	3	191
TECO Energy Inc.	17	332
UGI Corp.	15	488
UIL Holdings Corp.	4	195
Unitil Corp.	1	30
Vectren Corp.	6	268
Westar Energy Inc.	10	372
WGL Holdings Inc.	4	200
Wisconsin Energy Corp.	6	302
Xcel Energy Inc.	14	502
York Water Co. (e)	1	19
		23,379
Total Common Stocks (cost $589,869)		728,895

Rights - 0.0%
Casa Lay (c) (f) (p) (q)	14	14
Community Health Systems Inc. (c)	8	—
Property Development Center (c) (f) (p) (q)	14	1
Total Rights (cost $15)		15

Warrants - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f) (p) (q)	1	—
Total Warrants (cost $0)		—

Short Term Investments - 4.3%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	2,919	2,919
Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	28,895	28,895
Total Short Term Investments (cost $31,814)		31,814
Total Investments - 103.9% (cost $621,698)		760,724
Other Assets and Liabilities, Net - (3.9%)		(28,533)
Total Net Assets - 100.0%		$732,191

JNL/Eagle SmallCap Equity Fund

Common Stocks - 98.6%
Consumer Discretionary - 16.3%
Belmond Ltd. - Class A (c)	1,677	$20,597
Bright Horizons Family Solutions Inc. (c)	154	7,916
Brunswick Corp.	182	9,364
Buffalo Wild Wings Inc. (c)	57	10,387
Chuy’s Holdings Inc. (c) (e)	295	6,645
Cracker Barrel Old Country Store Inc. (e)	29	4,446
Genesco Inc. (c)	582	41,474
Grand Canyon Education Inc. (c)	143	6,183
HomeAway Inc. (c)	400	12,065
iRobot Corp. (c) (e)	167	5,448
KB Home	454	7,089
Sotheby’s - Class A (e)	103	4,372
Steven Madden Ltd. (c)	368	13,976
Tumi Holdings Inc. (c)	174	4,260
Universal Electronics Inc. (c)	517	29,168
Vince Holding Corp. (c)	354	6,561
Vitamin Shoppe Inc. (c)	641	26,384
WABCO Holdings Inc. (c)	107	13,098
		229,433
Consumer Staples - 4.4%
Casey’s General Stores Inc.	81	7,277
Natural Grocers by Vitamin Cottage Inc. (c) (e)	499	13,782
Prestige Brands Holdings Inc. (c)	169	7,267
United Natural Foods Inc. (c)	148	11,422
WhiteWave Foods Co. - Class A (c)	488	21,630
		61,378
Energy - 3.4%
Geospace Technologies Corp. (c) (e)	285	4,705
Gulfport Energy Corp. (c)	336	15,414
Rice Energy Inc. (c) (e)	700	15,222
RSP Permian Inc. (c) (e)	501	12,611
		47,952
Financials - 6.5%
Enstar Group Ltd. (c)	54	7,720
Fortress Investment Group LLC - Class A	1,020	8,230
Geo Group Inc.	449	19,630
MGIC Investment Corp. (c)	1,272	12,252
PRA Group Inc. (c) (e)	88	4,786
Stifel Financial Corp. (c)	359	20,010
Two Harbors Investment Corp.	596	6,328

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
UMB Financial Corp.	223	11,821
		90,777
Health Care - 25.4%
Acadia HealthCare Co. Inc. (c)	154	10,999
Acorda Therapeutics Inc. (c)	383	12,750
Air Methods Corp. (c) (e)	251	11,703
Akebia Therapeutics Inc. (c) (e)	293	3,259
Alder Biopharmaceuticals Inc. (c)	231	6,664
Anacor Pharmaceuticals Inc. (c)	220	12,705
Celladon Corp. (c)	231	4,380
Centene Corp. (c)	559	39,493
Chimerix Inc. (c)	203	7,667
Cooper Cos. Inc.	69	13,016
Cyberonics Inc. (c)	36	2,333
DexCom Inc. (c)	163	10,170
Enanta Pharmaceuticals Inc. (c)	121	3,705
Endologix Inc. (c) (e)	510	8,705
ExamWorks Group Inc. (c)	182	7,573
Isis Pharmaceuticals Inc. (c) (e)	174	11,063
MedAssets Inc. (c)	357	6,721
Medidata Solutions Inc. (c)	178	8,738
Natus Medical Inc. (c)	501	19,765
Neurocrine Biosciences Inc. (c)	183	7,265
Ophthotech Corp. (c) (e)	294	13,694
Pacira Pharmaceuticals Inc. (c)	83	7,342
PAREXEL International Corp. (c)	167	11,501
Portola Pharmaceuticals Inc. (c) (e)	223	8,457
Puma Biotechnology Inc. (c) (e)	23	5,363
Receptos Inc. (c)	77	12,667
Seattle Genetics Inc. (c) (e)	167	5,892
Sirona Dental Systems Inc. (c)	153	13,790
Spectranetics Corp. (c) (e)	445	15,463
STERIS Corp.	140	9,829
Synageva BioPharma Corp. (c) (e)	25	2,442
Team Health Holdings Inc. (c)	263	15,383
Theravance Biopharma Inc. (c) (e)	159	2,758
Thoratec Corp. (c)	362	15,159
Zeltiq Aesthetics Inc. (c)	238	7,349
		355,763
Industrials - 14.8%
Advisory Board Co. (c)	117	6,225
Chart Industries Inc. (c)	141	4,955
Colfax Corp. (c)	230	10,971
EMCOR Group Inc.	162	7,542
Hexcel Corp.	544	27,998
JetBlue Airways Corp. (c) (e)	1,889	36,365
Landstar System Inc.	208	13,792
Northwest Pipe Co. (c)	371	8,518
Paylocity Holding Corp. (c) (e)	276	7,906
PGT Inc. (c)	486	5,428
Proto Labs Inc. (c) (e)	93	6,534
Quality Distribution Inc. (c)	576	5,952
Thermon Group Holdings Inc. (c)	439	10,565
Trex Co. Inc. (c)	409	22,312
Waste Connections Inc.	422	20,319
Woodward Governor Co.	254	12,959
		208,341
Information Technology - 23.5%
Aspen Technology Inc. (c)	243	9,343
Cavium Inc. (c)	429	30,350
Cognex Corp. (c)	228	11,298
Coherent Inc. (c)	206	13,397
Cornerstone OnDemand Inc. (c)	395	11,404
Demandware Inc. (c)	267	16,262
Finisar Corp. (c)	309	6,599
Fortinet Inc. (c)	518	18,090
Global Cash Access Holdings Inc. (c)	92	698
Guidewire Software Inc. (c)	257	13,509
Imperva Inc. (c)	426	18,183
IPG Photonics Corp. (c) (e)	255	23,675
Kulicke & Soffa Industries Inc. (c)	375	5,866
Manhattan Associates Inc. (c)	159	8,058
Palo Alto Networks Inc. (c)	85	12,344
PTC Inc. (c)	353	12,778
Qorvo Inc. (c)	148	11,783
Qualys Inc. (c)	484	22,499
Stratasys Ltd. (c) (e)	120	6,337
Tableau Software Inc. - Class A (c)	120	11,093
Ultimate Software Group Inc. (c)	95	16,085
Varonis Systems Inc. (c) (e)	209	5,362
Veeco Instruments Inc. (c) (e)	452	13,808
WebMD Health Corp. - Class A (c) (e)	209	9,163
Yelp Inc. - Class A (c) (e)	186	8,800
Zillow Group Inc. - Class A (c) (e)	131	13,185
		329,969
Materials - 4.3%
Huntsman Corp.	479	10,623
Martin Marietta Materials Inc.	96	13,376
Quaker Chemical Corp.	341	29,222
RTI International Metals Inc. (c)	197	7,060
		60,281
Total Common Stocks (cost $1,096,557)		1,383,894

Short Term Investments - 10.8%
Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	21,568	21,568

Securities Lending Collateral - 9.3%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	129,672	129,672
Total Short Term Investments (cost $151,240)		151,240
Total Investments - 109.4% (cost $1,247,797)		1,535,134
Other Assets and Liabilities, Net - (9.4%)		(131,604)
Total Net Assets - 100.0%		$1,403,530

JNL/Eastspring Investments Asia ex-Japan Fund

Common Stocks - 98.2%
China - 27.3%
Bank of China Ltd. - Class H	8,089	$4,676
Belle International Holdings Ltd.	635	740
China Construction Bank Corp. - Class H	6,119	5,079
China Merchants Bank Co. Ltd. - Class H	1,511	3,689
China Merchants Holdings International Co. Ltd.	828	3,246
China Mobile Ltd.	406	5,291
China Pacific Insurance Group Co. Ltd. - Class H (e)	558	2,653
China Resources Power Holdings Co. Ltd.	1,172	2,939
China Shenhua Energy Co. Ltd. - Class H	655	1,669
Dongfeng Motor Group Co. Ltd. - Class H	1,174	1,878
Huabao International Holdings Ltd.	1,896	1,410
Parkson Retail Group Ltd. (e) (f)	3,298	715
PetroChina Co. Ltd. - Class H	2,704	3,003
Tencent Holdings Ltd.	170	3,224
Wumart Stores Inc. - Class H	813	589
		40,801

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Hong Kong - 15.0%
Hang Seng Bank Ltd.	139	2,518
Hengan International Group Co. Ltd.	98	1,180
Jardine Matheson Holdings Ltd.	50	3,147
Li & Fung Ltd.	1,638	1,599
Longfor Properties Co. Ltd.	1,347	1,908
Sino Land Co.	1,204	1,963
Standard Chartered Plc (e)	212	3,471
Sun Hung Kai Properties Ltd.	262	4,033
Wharf Holdings Ltd.	375	2,618
		22,437
India - 7.7%
Axis Bank Ltd.	51	459
Cairn India Ltd.	317	1,083
Housing Development Finance Corp.	114	2,389
Infosys Ltd.	126	4,421
Sesa Sterlite Ltd.	755	2,300
Tata Motors Ltd. - Class A	173	919
		11,571
Indonesia - 2.4%
Bank Negara Indonesia Persero Tbk PT	3,151	1,740
Bank Rakyat Indonesia Persero Tbk PT	1,349	1,368
Salim Ivomas Pratama Tbk PT	9,384	502
		3,610
Macau - 0.6%
Sands China Ltd.	225	930

Malaysia - 2.7%
AMMB Holdings Bhd	569	976
Bumiputra-Commerce Holdings Bhd	727	1,220
Genting Malaysia Bhd	1,557	1,776
		3,972
Philippines - 0.4%
First Gen Corp.	871	594

Singapore - 6.9%
Asian Pay Television Trust	1,230	798
CapitaLand Ltd.	635	1,656
DBS Group Holdings Ltd.	171	2,535
Noble Group Ltd.	4,710	3,155
Singapore Telecommunications Ltd.	655	2,090
		10,234
South Korea - 20.3%
Hana Financial Group Inc.	99	2,552
Hankook Tire Co. Ltd.	46	1,878
Hyundai Engineering & Construction Co. Ltd.	37	1,679
Hyundai Motor Co.	27	4,124
Hyundai Steel Co.	16	1,023
KT Corp. (c)	130	3,403
LG Corp.	45	2,493
POSCO Inc.	2	349
Samsung Electronics Co. Ltd.	8	10,365
SK Innovation Co. Ltd.	28	2,416
		30,282
Taiwan - 12.3%
Advanced Semiconductor Engineering Inc.	247	334
Compal Electronics Inc.	2,313	1,922
CTBC Financial Holding Co. Ltd.	3,067	2,036
Hon Hai Precision Industry Co. Ltd.	1,209	3,538
Nan Ya Plastics Corp.	35	78
Taiwan Semiconductor Manufacturing Co. Ltd.	1,569	7,290
Uni-President Enterprises Corp.	1,290	2,156
Wistron Corp.	1,182	1,003
		18,357
Thailand - 2.6%
Bangkok Bank PCL	382	2,178
PTT Exploration & Production PCL	503	1,683
		3,861
Total Common Stocks (cost $147,335)		146,649

Short Term Investments - 4.1%
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	1,183	1,183

Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	4,980	4,980
Total Short Term Investments (cost $6,163)		6,163
Total Investments - 102.3% (cost $153,498)		152,812
Other Assets and Liabilities, Net - (2.3%)		(3,422)
Total Net Assets - 100.0%		$149,390

JNL/Eastspring Investments China-India Fund

Common Stocks - 98.7%
China - 47.5%
AAC Technologies Holdings Inc.	198	$1,222
Bank of China Ltd. - Class H	28,426	16,433
Belle International Holdings Ltd.	6,124	7,133
China Merchants Bank Co. Ltd.	3,754	9,166
China Merchants Holdings International Co. Ltd.	1,156	4,530
China Mobile Ltd.	1,730	22,546
China Oilfield Services Ltd. - Class H	2,786	4,639
China Pacific Insurance Group Co. Ltd. - Class H (e)	2,273	10,810
China Petroleum & Chemical Corp. - Class H	6,170	4,917
China Resources Land Ltd.	3,075	8,691
China Resources Power Holdings Co. Ltd.	2,830	7,097
China Shenhua Energy Co. Ltd. - Class H	2,061	5,256
China Unicom Hong Kong Ltd.	2,711	4,127
CNOOC Ltd.	3,615	5,102
Dongfeng Motor Group Co. Ltd. - Class H	4,882	7,808
Fosun International Ltd. (e)	4,448	8,605
Franshion Properties China Ltd.	13,322	4,040
Huabao International Holdings Ltd.	7,267	5,403
Industrial & Commercial Bank of China Ltd. - Class H	27,483	20,329
Ping An Insurance Group Co. of China Ltd. - Class H	1,134	13,604
Tencent Holdings Ltd.	1,291	24,518
Travelsky Technology Ltd. - Class H	4,935	5,680
Xingda International Holdings Ltd.	2,785	763
		202,419
Hong Kong - 3.4%
Guangdong Investment Ltd.	6,034	7,913
Hengan International Group Co. Ltd.	537	6,458
		14,371
India - 47.8%
Aditya Birla Nuvo Ltd.	100	2,651
Bharat Petroleum Corp. Ltd.	444	5,751
Bharti Infratel Ltd.	1,100	6,767

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Cairn India Ltd.	1,790	6,127
Coal India Ltd.	1,739	10,070
Container Corp. of India Ltd.	299	7,573
Dr. Reddy’s Laboratories Ltd.	217	12,174
Housing Development Finance Corp.	768	16,140
ICICI Bank Ltd.	2,068	10,472
Idea Cellular Ltd.	3,271	9,610
Infosys Ltd.	863	30,355
ITC Ltd.	1,882	9,801
Larsen & Toubro Ltd.	488	13,402
LIC Housing Finances Ltd.	824	5,767
Mahindra & Mahindra Financial Services Ltd.	1,400	5,692
Mphasis Ltd.	787	4,850
Mundra Port and Special Economic Zone Ltd.	1,776	8,745
Reliance Industries Ltd.	357	4,717
Sesa Sterlite Ltd.	2,474	7,540
Steel Authority of India Ltd.	3,193	3,440
Tata Consultancy Services Ltd.	192	7,818
Tata Motors Ltd. - Class A	1,101	5,851
Tata Motors Ltd.	973	8,489
		203,802
Total Common Stocks (cost $377,487)		420,592

Short Term Investments - 4.5%
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	3,222	3,222

Securities Lending Collateral - 3.7%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	15,922	15,922
Total Short Term Investments (cost $19,144)		19,144
Total Investments - 103.2% (cost $396,631)		439,736
Other Assets and Liabilities, Net - (3.2%)		(13,517)
Total Net Assets - 100.0%		$426,219

JNL/Franklin Templeton Global Growth Fund

Common Stocks - 97.0%
Brazil - 0.6%
Petroleo Brasileiro SA - ADR	1,261	$7,677

Canada - 1.9%
Suncor Energy Inc.	31	894
Talisman Energy Inc.	2,832	21,709
		22,603
China - 1.9%
China Mobile Ltd.	446	5,813
China Shenhua Energy Co. Ltd. - Class H	2,774	7,074
China Telecom Corp. Ltd. - ADR - Class H (e)	146	9,372
Dongfang Electric Corp. Ltd. - Class H	364	703
		22,962
Denmark - 0.5%
FLSmidth & Co. A/S	137	6,173

France - 8.3%
AXA SA	662	16,658
BNP Paribas	255	15,520
Compagnie Generale des Etablissements Michelin	161	16,058
Credit Agricole SA	976	14,347
Sanofi SA	189	18,655
Technip SA	90	5,423
Total SA	278	13,810
		100,471
Germany - 5.9%
Commerzbank AG (c)	326	4,481
Deutsche Lufthansa AG	1,093	15,299
Merck KGaA	172	19,256
Metro AG	429	14,552
SAP AG	99	7,139
Siemens AG	99	10,748
		71,475
Hong Kong - 0.9%
Kunlun Energy Co. Ltd.	11,533	11,202

Ireland - 1.5%
CRH Plc	663	17,338
CRH Plc	49	1,278
		18,616
Israel - 2.2%
Teva Pharmaceutical Industries Ltd. - ADR	435	27,094

Italy - 2.2%
ENI SpA (e)	677	11,720
Saipem SpA (c) (e)	95	968
UniCredit SpA	2,008	13,616
		26,304
Japan - 2.9%
Konica Minolta Holdings Inc. (e)	744	7,535
Nissan Motor Co. Ltd.	1,358	13,812
Toyota Motor Corp.	188	13,102
		34,449
Netherlands - 6.3%
Aegon NV	1,173	9,263
Akzo Nobel NV (e)	259	19,581
ING Groep NV - CVA	1,124	16,464
Koninklijke Philips Electronics NV	310	8,799
NN Group NV	164	4,644
Qiagen NV (c)	213	5,352
Royal Dutch Shell Plc - Class B	238	7,412
TNT NV	757	4,807
		76,322
Portugal - 0.9%
Galp Energia SGPS SA	969	10,474

Russian Federation - 1.0%
MMC Norilsk Nickel - ADR	669	11,919

Singapore - 1.8%
DBS Group Holdings Ltd.	666	9,875
Singapore Telecommunications Ltd.	3,809	12,155
		22,030
South Korea - 4.7%
KB Financial Group Inc. - ADR (e)	290	10,184
POSCO Inc. - ADR (e)	176	9,633
Samsung Electronics Co. Ltd. - GDR (p)	57	36,911
		56,728
Spain - 1.4%
Telefonica SA	1,175	16,722

Sweden - 1.8%
Getinge AB - Class B (e)	483	11,941
Telefonaktiebolaget LM Ericsson - Class B	809	10,159
		22,100

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Switzerland - 3.9%
Credit Suisse Group AG	518	13,944
Roche Holding AG	73	20,161
Swiss Re AG	129	12,402
		46,507
Thailand - 0.3%
Bangkok Bank PCL - NVDR	555	3,143

Turkey - 1.1%
Turkcell Iletisim Hizmetleri A/S - ADR (e)	1,013	13,198

United Kingdom - 10.4%
Aviva Plc	1,072	8,575
BAE Systems Plc	857	6,638
BP Plc	1,407	9,121
GlaxoSmithKline Plc	747	17,187
HSBC Holdings Plc	1,860	15,915
International Consolidated Airlines Group SA (c)	415	3,703
Kingfisher Plc	3,180	17,941
Marks & Spencer Group Plc	643	5,084
Noble Corp. Plc (e)	600	8,567
Serco Group Plc (e)	1,256	2,569
Sky Plc	662	9,747
Tesco Plc	3,219	11,489
Vodafone Group Plc	2,750	9,000
		125,536
United States of America - 34.6%
Actavis Plc (c)	38	11,306
American International Group Inc.	368	20,175
Amgen Inc.	148	23,695
Baker Hughes Inc.	195	12,402
Best Buy Co. Inc.	376	14,208
Capital One Financial Corp.	38	2,985
Chesapeake Energy Corp. (e)	371	5,257
Chevron Corp.	59	6,156
Cisco Systems Inc.	583	16,034
Citigroup Inc.	487	25,107
Comcast Corp. - Special Class A (e)	471	26,385
CVS Health Corp.	94	9,710
Flextronics International Ltd. (c)	278	3,523
Gilead Sciences Inc. (c)	33	3,274
Halliburton Co.	10	421
Hewlett-Packard Co.	511	15,913
JPMorgan Chase & Co.	268	16,237
Medtronic Plc	323	25,183
Merck & Co. Inc.	154	8,871
Michael Kors Holdings Ltd. (c)	81	5,321
Microsoft Corp.	715	29,078
Morgan Stanley	545	19,444
Navistar International Corp. (c) (e)	273	8,050
News Corp. - Class A (c)	347	5,562
Oracle Corp.	123	5,307
Pfizer Inc.	602	20,947
SunTrust Banks Inc.	358	14,724
Target Corp.	113	9,303
Twenty-First Century Fox Inc. - Class A	396	13,402
United Parcel Service Inc. - Class B	109	10,607
Verizon Communications Inc.	133	6,449
Viacom Inc. - Class B	122	8,317
Walgreens Boots Alliance Inc.	85	7,170
Walt Disney Co.	58	6,135
		416,658
Total Common Stocks (cost $1,065,774)		1,170,363

Rights - 0.1%
SPAIN - 0.00%
Telefonica SA (c)	1,175	189

UNITED KINGDOM - 0.1%
Serco Group Plc (c)	1,256	764
Total Rights (cost $1,687)		953

Short Term Investments - 8.1%
Investment Company - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	32,318	32,318

Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	64,713	64,713
Total Short Term Investments (cost $97,031)		97,031
Total Investments - 105.2% (cost $1,164,492)		1,268,347
Other Assets and Liabilities, Net - (5.2%)		(62,419)
Total Net Assets - 100.0%		$1,205,928

JNL/Franklin Templeton Global Multisector Bond Fund

Corporate Bonds and Notes - 15.8%
Australia - 0.1%
Barminco Finance Pty Ltd., 9.00%, 06/01/18 (e) (r)	$1,200	$1,162
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (e) (r)	400	396
6.88%, 02/01/18 (e) (r)	844	828
		2,386
Canada - 0.7%
B2Gold Corp., 3.25%, 10/01/18 (v)	11,440	9,917
Bombardier Inc., 7.50%, 03/15/25 (r)	600	592
First Quantum Minerals Ltd.
6.75%, 02/15/20 (r)	1,318	1,219
7.00%, 02/15/21 (r)	1,318	1,223
Valeant Pharmaceuticals International Inc., 7.50%, 07/15/21 (r)	600	649
		13,600
Chile - 0.0%
VTR Finance BV, 6.88%, 01/15/24 (r)	900	934

France - 0.1%
CGG SA, 6.88%, 01/15/22 (e)	1,000	795
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21	1,900	1,515
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17	33	31
		2,341
Germany - 0.3%
Faenza GmbH, 8.25%, 08/15/21, EUR	1,500	1,774
Unitymedia Hessen GmbH & Co. KG, 5.75%, 01/15/23 (r), EUR	720	841
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	3,000	3,172
		5,787
India - 0.0%
Novelis Inc., 8.38%, 12/15/17	200	209

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Italy - 0.2%
Wind Acquisition Finance SA
4.75%, 07/15/20 (r)	700	702
7.38%, 04/23/21 (r)	3,000	3,112
		3,814
Jamaica - 0.2%
Digicel Group Ltd.
8.25%, 09/30/20 (r)	600	601
7.13%, 04/01/22 (r)	800	732
Digicel Ltd., 6.00%, 04/15/21 (r)	2,100	1,995
		3,328
Luxembourg - 0.2%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	2,790	2,358
INEOS Group Holdings SA, 5.75%, 02/15/19 (r), EUR	400	433
Intelsat Jackson Holdings SA, 5.50%, 08/01/23	1,600	1,512
		4,303
Mexico - 0.1%
Cemex Finance LLC, 6.00%, 04/01/24 (r)	2,500	2,494

Netherlands - 0.2%
InterGen NV, 7.00%, 06/30/23 (r)	3,000	2,902
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	1,000	1,068
		3,970
Russian Federation - 0.5%
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (r)	4,800	4,919
7.75%, 04/28/21 (r)	5,750	5,630
		10,549
South Africa - 0.5%
Edcon Holdings Pty Ltd., 13.38%, 06/30/19 (r), EUR	15,170	3,590
Edcon Pty Ltd.
9.50%, 03/01/18 (e) (r)	1,650	1,266
9.50%, 03/01/18 (e) (r), EUR	7,150	5,817
		10,673
South Korea - 5.5%
Korea Monetary Stabilization Bond
0.00%, 05/05/15 (j), KRW	5,489,880	4,940
0.00%, 07/21/15 (j), KRW	8,248,000	7,397
0.00%, 08/04/15 (j), KRW	3,659,920	3,280
2.13%, 10/08/15, KRW	8,591,400	7,760
2.90%, 12/02/15, KRW	18,443,300	16,753
1.92%, 03/09/16, KRW	256,090	231
2.80%, 04/02/16, KRW	33,731,020	30,727
2.79%, 06/02/16, KRW	5,063,000	4,620
2.46%, 08/02/16, KRW	16,064,100	14,619
2.22%, 10/02/16, KRW	6,297,100	5,716
2.07%, 12/02/16, KRW	12,979,900	11,764
1.96%, 02/02/17, KRW	7,935,500	7,182
		114,989
Spain - 0.2%
Abengoa Finance SAU
8.88%, 11/01/17 (e) (r)	1,600	1,632
7.75%, 02/01/20 (e) (r)	1,500	1,440
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	1,100	1,118
		4,190
Sweden - 0.1%
Stena AB, 7.00%, 02/01/24 (r)	2,100	2,037
Stena International SA, 5.75%, 03/01/24 (r)	900	855
		2,892
United Kingdom - 0.4%
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	1,100	1,090
Lynx II Corp., 6.38%, 04/15/23 (r)	2,200	2,343
Royal Bank of Scotland Group Plc
6.93%, 04/09/18, EUR	600	741
6.13%, 12/15/22	600	676
5.13%, 05/28/24	1,300	1,364
Virgin Media Finance Plc, 6.38%, 10/15/24 (r), GBP	500	796
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (r)	1,000	1,036
		8,046
United States of America - 6.5%
Ally Financial Inc., 7.50%, 09/15/20	633	741
Amsurg Corp., 5.63%, 07/15/22	1,300	1,329
Antero Resources Finance Corp., 5.38%, 11/01/21	2,500	2,425
ArcelorMittal, 6.25%, 03/01/21 (k) (l)	2,500	2,656
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	2,500	2,287
Caesars Entertainment Operating Co. Inc.
11.25%, 06/01/17 (c) (d)	600	435
9.00%, 02/15/20 (c) (d) (e)	1,100	814
California Resources Corp.
5.50%, 09/15/21 (e) (r)	1,000	891
6.00%, 11/15/24 (e) (r)	1,000	876
Calpine Corp.
6.00%, 01/15/22 (r)	200	214
7.88%, 01/15/23 (p)	90	99
7.88%, 01/15/23 (r)	1,402	1,549
5.88%, 01/15/24 (r)	900	972
5.75%, 01/15/25 (e)	2,000	2,015
CCO Holdings LLC
8.13%, 04/30/20	600	627
5.25%, 09/30/22	1,400	1,432
CCOH Safari LLC, 5.75%, 12/01/24	1,500	1,545
Chaparral Energy Inc.
8.25%, 09/01/21	1,500	1,035
7.63%, 11/15/22	1,400	938
Chesapeake Energy Corp.
6.63%, 08/15/20	1,000	1,033
6.13%, 02/15/21	1,500	1,519
CIT Group Inc.
6.63%, 04/01/18 (r)	500	536
5.38%, 05/15/20	100	105
5.00%, 08/15/22	1,000	1,026
5.00%, 08/01/23	1,000	1,025
Citigroup Inc., 6.30%, (callable at 100 beginning 05/15/24) (m)	900	919
Clayton Williams Energy Inc., 7.75%, 04/01/19	1,800	1,674
Clear Channel Communications Inc., 9.00%, 03/01/21	1,600	1,532
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20	300	316
6.50%, 11/15/22	1,000	1,053
Community Health Systems Inc.
8.00%, 11/15/19	500	531
7.13%, 07/15/20	1,300	1,378
CONSOL Energy Inc., 5.88%, 04/15/22	1,600	1,448
Crown Castle International Corp., 5.25%, 01/15/23	1,100	1,155
DaVita HealthCare Partners Inc.
5.75%, 08/15/22	2,700	2,865

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
5.13%, 07/15/24	400	409
DISH DBS Corp.
5.88%, 07/15/22	900	915
5.00%, 03/15/23	700	681
Echostar DBS Corp., 7.13%, 02/01/16	400	416
Energy Transfer Equity LP, 5.88%, 01/15/24	3,000	3,165
Energy Transfer Partners LP, 7.50%, 10/15/20	400	448
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	600	402
7.75%, 06/15/19 (e)	1,200	486
Equinix Inc., 5.38%, 04/01/23	3,000	3,114
First Data Corp.
8.25%, 01/15/21 (r)	600	647
11.25%, 01/15/21	130	148
12.63%, 01/15/21	2,200	2,607
Frontier Communications Corp.
8.50%, 04/15/20	100	112
8.75%, 04/15/22	1,400	1,554
7.13%, 01/15/23	900	920
7.88%, 01/15/27	100	102
Gannett Co. Inc.
5.13%, 07/15/20	2,600	2,710
5.50%, 09/15/24 (e) (r)	800	837
Goodyear Tire & Rubber Co., 6.50%, 03/01/21	2,500	2,653
Halcon Resources Corp.
9.75%, 07/15/20 (e)	900	635
8.88%, 05/15/21 (e)	1,600	1,116
9.25%, 02/15/22 (e)	600	414
HCA Holdings Inc., 7.75%, 05/15/21	500	532
HCA Inc.
7.50%, 02/15/22	1,400	1,633
5.88%, 03/15/22	1,800	1,989
iHeartCommunications Inc., 9.00%, 09/15/22	1,800	1,719
Intelsat Jackson Holdings SA, 7.50%, 04/01/21	1,800	1,849
inVentiv Health Inc., 9.00%, 01/15/18 (r)	100	105
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,170
Jarden Corp., 6.13%, 11/15/22	400	418
JBS USA LLC
8.25%, 02/01/20 (r)	1,100	1,169
7.25%, 06/01/21 (r)	700	737
5.88%, 07/15/24 (e) (r)	1,700	1,721
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,000	1,965
6.00% (callable at 100 beginning 08/01/23) (m)	1,900	1,924
Linn Energy LLC
6.25%, 11/01/19	500	395
7.75%, 02/01/21	1,200	954
6.50%, 09/15/21	1,300	1,008
MGM Resorts International
7.50%, 06/01/16	500	525
7.75%, 03/15/22	2,000	2,252
6.00%, 03/15/23	500	514
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	2,000	970
Navistar International Corp., 8.25%, 11/01/21 (e)	2,200	2,139
Novelis Inc., 8.75%, 12/15/20	1,300	1,393
Offshore Group Investment Ltd.
7.50%, 11/01/19	2,100	1,197
7.13%, 04/01/23	100	56
PBF Holding Co. LLC, 8.25%, 02/15/20	1,900	2,007
Penn Virginia Corp., 8.50%, 05/01/20 (e)	800	744
Pinnacle Entertainment Inc.
8.75%, 05/15/20	400	421
6.38%, 08/01/21	100	106
7.75%, 04/01/22	1,600	1,780
PVR Partners LP, 6.50%, 05/15/21	2,200	2,315
Regency Energy Partners LP
5.88%, 03/01/22	2,000	2,170
5.00%, 10/01/22	700	728
Reynolds Group Issuer Inc.
9.00%, 04/15/19	3,300	3,457
9.88%, 08/15/19 (e)	300	321
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	2,000	2,010
6.25%, 03/15/22	900	930
5.63%, 04/15/23	800	797
Samson Investment Co., 9.75%, 02/15/20	2,500	675
Sirius XM Radio Inc.
6.00%, 07/15/24 (r)	1,700	1,785
5.38%, 04/15/25 (e) (r)	700	704
SLM Corp.
8.45%, 06/15/18	1,400	1,554
5.50%, 01/15/19	900	918
4.88%, 06/17/19	800	798
Sprint Corp., 7.13%, 06/15/24	600	588
Sprint Nextel Corp.
9.00%, 11/15/18 (r)	1,300	1,492
7.00%, 03/01/20 (r)	100	110
6.00%, 11/15/22 (e)	1,600	1,520
T-Mobile USA Inc.
6.54%, 04/28/20	1,600	1,684
6.13%, 01/15/22	200	206
6.50%, 01/15/24	400	418
6.38%, 03/01/25	1,600	1,651
Tenet Healthcare Corp.
5.00%, 03/01/19 (e) (r)	800	794
5.50%, 03/01/19 (r)	1,400	1,411
8.13%, 04/01/22	1,400	1,543
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (d) (r)	1,600	1,000
TransDigm Inc.
6.00%, 07/15/22	1,000	999
6.50%, 07/15/24	500	503
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	1,800	1,870
5.63%, 12/01/21 (r)	200	203
Visant Corp., 10.00%, 10/01/17	1,200	1,074
		137,106
Total Corporate Bonds and Notes (cost $363,062)		331,611

Government and Agency Obligations - 52.3%

Brazil - 3.7%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/18 - 08/15/24 (s), BRL	35,780	28,966
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/18 (j), BRL	138,600	36,403
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/19 - 01/01/23, BRL	42,060	11,986
		77,355
Ecuador - 0.5%
Ecuador Government International Bond, 7.95%, 06/20/24 (r)	12,480	11,014

Ghana - 1.7%
Ghana Government Bond
24.00%, 05/25/15 (i), GHS	17,482	4,547
21.00%, 10/26/15 (i), GHS	33,913	8,636
16.90%, 03/07/16 (i), GHS	1,090	269
19.24%, 05/30/16 (i), GHS	5,475	1,375
23.00%, 02/13/17 (i), GHS	3,950	1,054

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
25.48%, 04/24/17 (i), GHS	600	166
24.44%, 05/29/17 (i), GHS	6,420	1,761
26.00%, 06/05/17 (i), GHS	1,750	490
25.40%, 07/31/17 (i), GHS	3,540	991
23.00%, 08/21/17 (i), GHS	8,508	2,290
22.91%, 02/19/18 (i), GHS	6,720	1,798
19.04%, 09/24/18, GHS	27,610	6,788
Republic of Ghana, 7.88%, 08/07/23 (e) (r)	4,950	4,693
		34,858
Hungary - 7.3%
Hungary Government Bond
5.50%, 12/22/16 - 06/24/25, HUF	8,629,190	35,643
6.75%, 02/24/17 - 11/24/17, HUF	2,213,590	8,925
4.00%, 04/25/18, HUF	666,900	2,510
6.50%, 06/24/19, HUF	1,284,430	5,334
7.50%, 11/12/20, HUF	2,576,490	11,466
7.00%, 06/24/22, HUF	6,064,170	27,004
Hungary Government International Bond
4.38%, 07/04/17 (p), EUR	5,000	5,779
5.75%, 06/11/18 (p), EUR	5,500	6,771
5.38%, 02/21/23	27,100	30,284
6.00%, 11/24/23, HUF	4,659,800	20,104
		153,820
Iceland - 0.2%
Iceland Government International Bond, 5.88%, 05/11/22 (r)	2,800	3,233

India - 2.0%
India Government Bond
7.28%, 06/03/19, INR	15,800	248
7.80%, 05/03/20, INR	407,300	6,496
8.12%, 12/10/20, INR	305,900	4,948
8.35%, 05/14/22, INR	120,200	1,967
7.16%, 05/20/23, INR	75,600	1,155
8.83%, 11/25/23, INR	1,020,400	17,257
8.28%, 09/21/27, INR	123,100	2,034
8.60%, 06/02/28, INR	422,400	7,169
		41,274
Ireland - 3.6%
Ireland Government Bond, 5.40%, 03/13/25, EUR	48,111	74,654

Kenya - 0.5%
Kenya Government International Bond, 6.88%, 06/24/24 (r)	10,710	11,184

Latvia - 0.2%
Republic of Latvia
5.25%, 02/22/17 (e) (r)	2,000	2,146
5.25%, 06/16/21 (r)	2,500	2,878
		5,024
Lithuania - 0.2%
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,824

Malaysia - 3.4%
Malaysia Government Bond
3.84%, 08/12/15, MYR	149,395	40,459
4.72%, 09/30/15, MYR	25,858	7,041
3.20%, 10/15/15, MYR	87,920	23,762
3.17%, 07/15/16, MYR	2,340	631
		71,893
Mexico - 4.4%
Mexico Bonos
6.00%, 06/18/15, MXN	376,318	24,817
8.00%, 12/17/15, MXN	282,105	19,100
6.25%, 06/16/16, MXN	539,890	36,425
7.25%, 12/15/16, MXN	147,320	10,190
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	6,988	479
3.50%, 12/14/17 (n), MXN	7,316	504
4.00%, 06/13/19 (n), MXN	5,102	358
2.50%, 12/10/20 (n), MXN	4,053	266
		92,139
Philippines - 0.5%
Philippine Government Bond
7.00%, 01/27/16, PHP	2,100	49
1.63%, 04/25/16, PHP	460,670	10,217
9.13%, 09/04/16, PHP	1,120	27
		10,293
Poland - 3.2%
Poland Government Bond
5.50%, 04/25/15, PLN	3,333	882
0.00%, 07/25/15 - 07/25/16 (j), PLN	192,559	50,320
6.25%, 10/24/15, PLN	1,664	450
5.00%, 04/25/16, PLN	13,220	3,614
4.75%, 10/25/16, PLN	45,065	12,469
		67,735
Portugal - 2.4%
Portugal Government International Bond, 5.13%, 10/15/24 (e) (r)	44,040	48,721
Portugal Obrigacoes do Tesouro OT
4.95%, 10/25/23 (p), EUR	322	442
5.65%, 02/15/24 (p), EUR	805	1,160
		50,323
Serbia - 3.9%
Republic of Serbia
4.88%, 02/25/20 (r)	4,280	4,392
7.25%, 09/28/21 (r)	14,790	17,044
Serbia Treasury Bond
10.00%, 04/27/15 - 09/11/21, RSD	6,739,570	60,736
8.00%, 01/12/17 - 03/23/17, RSD	26,450	232
		82,404
Singapore - 0.0%
Singapore Government Bond, 1.13%, 04/01/16, SGD	350	255

Slovenia - 1.2%
Slovenia Government International Bond
5.50%, 10/26/22 (r)	9,006	10,380
5.85%, 05/10/23 (r)	11,615	13,734
		24,114
South Korea - 6.2%
Korea Monetary Stabilization Bond
2.47%, 04/02/15, KRW	31,819,150	28,681
2.76%, 06/02/15, KRW	3,545,700	3,201
2.80%, 08/02/15, KRW	43,504,640	39,353
Korea Treasury Bond
3.25%, 06/10/15, KRW	1,946,700	1,760
4.00%, 09/10/15 - 03/10/16, KRW	1,861,100	1,699
2.75%, 12/10/15 - 06/10/16, KRW	51,166,740	46,572
3.00%, 12/10/16, KRW	8,987,200	8,270
		129,536
Sri Lanka - 0.6%
Sri Lanka Government Bond
11.00%, 09/01/15, LKR	30,100	235
8.50%, 11/01/15 - 07/15/18, LKR	407,260	3,070
8.00%, 06/01/16 - 11/01/19, LKR	531,630	4,017
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,946

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
7.50%, 08/15/18, LKR	18,260	133
10.60%, 07/01/19 - 09/15/19, LKR	90,240	718
9.00%, 05/01/21, LKR	296,620	2,222
11.20%, 07/01/22, LKR	14,160	118
		12,459
Ukraine - 1.6%
Financing of Infrastructural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	38
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	232
6.58%, 11/21/16 (r)	696	276
9.25%, 07/24/17 (e) (r)	17,880	7,082
6.75%, 11/14/17 (e) (r)	7,360	2,871
7.75%, 09/23/20 (r)	1,357	535
7.95%, 02/23/21 (e) (r)	9,700	3,794
7.80%, 11/28/22 (r)	21,300	8,349
7.50%, 04/17/23 (e) (r)	22,130	9,188
		32,365
Uruguay - 5.0%
Uruguay Government International Inflation Indexed Bond
5.00%, 09/14/18 (n), UYU	38,519	1,531
4.25%, 04/05/27 (n), UYU	69,701	2,654
4.38%, 12/15/28 - 12/15/28 (n), UYU	692,589	26,194
4.00%, 07/10/30 (n), UYU	28,033	1,040
3.70%, 06/26/37 (n), UYU	9,783	332
Uruguay Inflation Indexed Notas del Tesoro
4.00%, 06/14/15 - 05/25/25 (n), UYU	324,969	12,388
2.75%, 06/16/16 (n), UYU	93,973	3,523
4.25%, 01/05/17 (n), UYU	74,833	2,837
2.25%, 08/23/17 (n), UYU	1,063,524	38,613
3.25%, 01/27/19 (n), UYU	277	10
2.50%, 09/27/22 (n), UYU	59,483	2,037
Uruguay Notas del Tesoro
10.25%, 08/22/15, UYU	137,428	5,306
9.50%, 01/27/16, UYU	193,083	7,516
11.00%, 03/21/17, UYU	35,150	1,287
		105,268
Total Government and Agency Obligations (cost $1,231,802)		1,096,024

Common Stocks - 0.0%

United Kingdom - 0.0%
CEVA Holdings LLC (c) (f)	—	260
Total Common Stocks (cost $466)		260

Preferred Stocks - 0.0%

United Kingdom - 0.0%
CEVA Holdings LLC (f)	—	16
CEVA Holdings LLC (f)	1	563
Total Preferred Stocks (cost $1,030)		579

Short Term Investments - 25.9%

Investment Company - 10.7%
JNL Money Market Fund, 0.01% (a) (h)	223,750	223,750

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	67,725	67,725

Treasury Securities - 12.0%
Bank Negara Malaysia Monetary Note
0.85%, 04/07/15, MYR	2,160	583
0.76%, 04/16/15, MYR	5,410	1,459
0.88%, 04/23/15, MYR	20,080	5,411
0.77%, 04/28/15, MYR	45,000	12,121
0.78%, 05/05/15, MYR	60	16
0.82%, 05/19/15, MYR	11,030	2,966
0.89%, 05/28/15, MYR	16,500	4,433
0.85%, 06/03/15, MYR	920	247
0.87%, 06/04/15, MYR	11,050	2,967
0.85%, 06/18/15, MYR	1,570	421
0.85%, 06/30/15, MYR	8,520	2,283
0.82%, 07/16/15, MYR	30,690	8,210
0.80%, 08/04/15, MYR	1,230	329
0.83%, 08/11/15, MYR	98,830	26,379
0.85%, 08/18/15, MYR	2,460	656
0.88%, 09/08/15, MYR	3,760	1,001
0.84%, 09/22/15, MYR	3,190	848
0.84%, 10/01/15, MYR	25,780	6,850
0.86%, 10/27/15, MYR	1,850	490
0.85%, 11/03/15, MYR	5,960	1,579
0.85%, 11/12/15, MYR	1,810	479
0.85%, 11/24/15, MYR	1,960	518
Malaysia Treasury Bill
0.86%, 05/13/15, MYR	20,210	5,437
0.81%, 06/05/15, MYR	2,190	588
0.80%, 06/26/15, MYR	550	147
0.80%, 07/24/15, MYR	2,930	783
0.84%, 08/14/15, MYR	22,470	5,996
0.80%, 09/11/15, MYR	3,290	876
0.81%, 09/25/15, MYR	620	165
0.85%, 01/22/16, MYR	1,410	371
0.78%, 03/18/16, MYR	3,290	861
Mexico Cetes
0.20%, 04/01/15, MXN	27,667	18,136
0.20%, 04/16/15, MXN	7,769	5,086
0.20%, 05/28/15, MXN	2,977	1,942
0.20%, 06/11/15, MXN	20,114	13,105
0.20%, 06/25/15, MXN	7,929	5,160
0.20%, 07/23/15, MXN	2,574	1,671
0.21%, 09/17/15, MXN	5,410	3,493
0.21%, 10/01/15, MXN	4,697	3,029
0.21%, 11/12/15, MXN	2,478	1,591
0.21%, 12/10/15, MXN	5,115	3,277
0.21%, 01/07/16, MXN	14,307	9,140
0.22%, 02/04/16, MXN	2,441	1,555
0.23%, 03/03/16, MXN	13,365	8,492
Monetary Authority of Singapore
0.54%, 04/06/15, SGD	6,330	4,612
0.49%, 04/10/15, SGD	8,080	5,887
0.46%, 05/04/15, SGD	26,320	19,165
0.58%, 05/15/15, SGD	570	415
0.62%, 05/22/15, SGD	17,837	12,982
Monetary Regulation Bill
0.49%, 06/05/15, UYU	600	23
0.49%, 07/10/15, UYU	4,620	173
Philippine Treasury Bill
0.03%, 05/06/15, PHP	630	14
0.03%, 06/03/15, PHP	950	21
0.03%, 07/08/15, PHP	4,440	97
0.03%, 08/05/15, PHP	7,890	175
0.03%, 09/02/15, PHP	36,270	789
0.03%, 10/07/15, PHP	2,320	51
0.03%, 11/04/15, PHP	720	16
0.03%, 12/02/15, PHP	1,790	40
0.03%, 02/03/16, PHP	10,920	238
0.03%, 03/02/16, PHP	8,330	181
Serbia Treasury Bill
0.07%, 06/25/15, RSD	69,450	612
0.07%, 07/24/15, RSD	326,640	2,861
Uruguay Treasury Bill
0.53%, 05/04/15, UYU	46,723	1,797

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
0.32%, 05/14/15, UYU	55,575	2,130
0.36%, 07/02/15, UYU	20,958	789
0.46%, 08/20/15, UYU	448,321	16,560
0.47%, 10/08/15, UYU	10,510	381
0.49%, 10/23/15, UYU	750	27
0.46%, 11/26/15, UYU	14,930	533
0.46%, 01/14/16, UYU	89,635	3,143
0.44%, 03/03/16, UYU	33,827	1,165
0.47%, 04/21/16, UYU	37,335	1,266
0.44%, 06/09/16, UYU	27,683	921
0.42%, 07/28/16, UYU	61,615	2,017
0.45%, 09/15/16, UYU	7,590	245
0.45%, 11/03/16, UYU	8,940	283
		250,756
Total Short Term Investments (cost $564,511)		542,231

Total Investments - 94.0% (cost $2,160,871)		1,970,705
Other Assets and Liabilities, Net - 6.0%		126,322
Total Net Assets - 100.0%		$2,097,027

JNL/Franklin Templeton Income Fund

Common Stocks - 46.2%

Consumer Discretionary - 3.5%
Dex Media Inc. (c) (e)	21	$89
Fiat Chrysler Automobiles NV (c) (v)	50	6,889
Ford Motor Co.	800	12,912
General Motors Co.	569	21,341
Las Vegas Sands Corp.	100	5,504
Target Corp.	587	48,150
		94,885
Consumer Staples - 0.7%
PepsiCo Inc.	187	17,871

Energy - 6.8%
Anadarko Petroleum Corp.	32	2,650
BP Plc - ADR	1,081	42,258
Canadian Oil Sands Ltd.	313	2,437
Chevron Corp.	300	31,494
Devon Energy Corp.	115	6,936
Halliburton Co.	100	4,388
Occidental Petroleum Corp.	75	5,475
Royal Dutch Shell Plc - ADR	700	41,755
Schlumberger Ltd.	100	8,344
Spectra Energy Corp.	300	10,866
Total SA - ADR (e)	362	17,972
Williams Cos. Inc.	144	7,280
		181,855
Financials - 2.5%
Commonwealth Bank of Australia	82	5,802
JPMorgan Chase & Co.	286	17,302
MetLife Inc.	288	14,548
Royal Bank of Canada	113	6,784
Wells Fargo & Co.	400	21,760
		66,196
Health Care - 4.2%
Eli Lilly & Co.	130	9,452
Johnson & Johnson	150	15,090
Merck & Co. Inc.	422	24,245
Pfizer Inc.	1,198	41,682
Sanofi SA - ADR	450	22,248
		112,717
Industrials - 4.1%
Boeing Co.	85	12,772
CEVA Holdings LLC (c) (f)	2	1,337
General Electric Co.	1,553	38,522
Lockheed Martin Corp.	91	18,449
Raytheon Co.	100	10,925
Republic Services Inc. - Class A	294	11,941
United Technologies Corp.	25	2,930
Waste Management Inc.	245	13,297
		110,173
Information Technology - 3.3%
Cisco Systems Inc.	561	15,447
First Data Holdings Inc. (c) (f) (p) (q)	1,706	9,578
Intel Corp.	753	23,537
Microsoft Corp.	465	18,913
Texas Instruments Inc.	252	14,382
Xilinx Inc.	166	7,001
		88,858
Materials - 7.1%
Agrium Inc. (e)	135	14,076
BASF SE	100	9,900
BHP Billiton Plc	1,045	22,933
Dow Chemical Co.	775	37,160
E.I. du Pont de Nemours & Co.	353	25,236
Freeport-McMoran Inc. - Class B	500	9,475
Goldcorp Inc.	345	6,250
LyondellBasell Industries NV - Class A	200	17,560
Mosaic Co.	200	9,212
Rio Tinto Plc - ADR (e)	904	37,413
		189,215
Telecommunication Services - 2.6%
AT&T Inc.	946	30,884
CenturyLink Inc.	150	5,182
Telstra Corp. Ltd.	900	4,320
Verizon Communications Inc.	468	22,749
Vodafone Group Plc	1,636	5,355
		68,490
Utilities - 11.4%
AGL Resources Inc.	100	4,965
American Electric Power Co. Inc.	200	11,250
Dominion Resources Inc.	300	21,275
Duke Energy Corp.	471	36,194
Dynegy Inc. (c)	413	12,966
Entergy Corp.	200	15,498
Exelon Corp.	1,138	38,245
FirstEnergy Corp.	250	8,765
NextEra Energy Inc.	233	24,268
PG&E Corp.	680	36,077
Pinnacle West Capital Corp.	100	6,375
PPL Corp.	404	13,589
Public Service Enterprise Group Inc.	300	12,576
Sempra Energy	117	12,788
Southern Co.	783	34,652
TECO Energy Inc.	200	3,880
Xcel Energy Inc.	350	12,183
		305,546
Total Common Stocks (cost $1,089,137)		1,235,806

Equity Linked Structured Notes - 4.4%

Consumer Discretionary - 0.8%
Deutsche Bank AG Equity Linked Note (General Motors Co.) (r)	185	6,933

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Morgan Stanley Equity Linked Note (Ford Motor Co.) (r)	800	13,143
		20,076
Consumer Staples - 0.3%
Citigroup Inc. Equity Linked Note (Whole Foods Market Inc.) (r)	185	8,305

Energy - 1.0%
Barclays Bank Plc Equity Linked Note (Anadarko Petroleum Corp.) (r)	75	6,436
Citigroup Inc. Equity Linked Note (Cabot Oil & Gas Corp.) (r)	245	7,413
Credit Suisse AG Equity Linked Note (Baker Hughes Inc.) (r)	80	4,833
JPMorgan Chase & Co. Equity Linked Note (Andarko Petroleum Corp.) (r)	110	9,351
		28,033
Financials - 0.5%
Goldman Sachs Group Inc. Equity Linked Note (Bank of America Corp.) (r)	828	13,119

Information Technology - 1.6%
Citigroup Inc. Equity Linked Note (Apple Inc.) (r)	170	21,174
Merrill Lynch International & Co. Equity Linked Note (Freescale Semiconductor, Inc.) (r)	360	9,495
Merrill Lynch International & Co. Equity Linked Note (Intel Corp.) (r)	410	13,097
		43,766
Materials - 0.2%
Wells Fargo & Co. Equity Linked Note (Freeport-McMoRan Inc.) (r)	250	5,078
Total Equity Linked Structured Notes (cost $124,462)		118,377

Preferred Stocks - 2.9%

Energy - 0.5%
Chesapeake Energy Corp., 5.75% (e) (m) (r) (v)	5	3,887
Halcon Resources Corp., 5.75% (m) (v)	5	1,475
Sanchez Energy Corp., 4.88% (m) (v)	50	1,819
Sanchez Energy Corp., 6.50% (m) (v)	80	3,280
SandRidge Energy Inc., 7.00% (m) (v)	50	1,918
		12,379
Financials - 1.2%
Bank of America Corp., 7.25%, Series L (m) (v)	12	13,734
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 05/28/15) (c) (d) (m)	—	675
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (e) (m)	65	270
FelCor Lodging Trust Inc., 1.95%, Series A (m) (v)	60	1,569
Morgan Stanley, 6.38%, (callable at 25 beginning 10/15/24) (m)	125	3,255
Wells Fargo & Co., 7.50%, Series L (m) (v)	10	12,230
		31,733
Health Care - 0.2%
Actavis Plc, 5.50% (v)	5	5,060

Industrials - 0.0%
CEVA Holdings LLC (f)	—	50
CEVA Holdings LLC (f)	2	1,267
		1,317
Materials - 0.6%
Alcoa Inc., 5.38% (e) (v)	300	13,152
ArcelorMittal, 6.00% (e) (v)	120	1,802
		14,954
Utilities - 0.4%
Dominion Resources Inc., 6.13% (v)	37	2,050
Dominion Resources Inc., 6.00% (e) (v)	37	2,059
Dominion Resources Inc., 6.38%, Class A	70	3,364
NextEra Energy Inc., 5.89% (v)	48	3,127
		10,600
Total Preferred Stocks (cost $84,704)		76,043

Warrants - 0.0%
Dynegy Inc. (c)	33	139
Total Warrants (cost $769)		139

Corporate Bonds and Notes - 41.4%

Consumer Discretionary - 6.9%
1011778 BC Unltd. Liability Corp., 6.00%, 04/01/22 (r)	$5,000	5,181
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	6,100	5,215
Academy Ltd., 9.25%, 08/01/19 (e) (r)	1,800	1,908
Altice SA, 7.75%, 05/15/22 (r)	1,500	1,526
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	2,000	2,073
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,125
7.75%, 04/15/18 (e)	3,000	3,330
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,741
6.50%, 04/30/21	3,000	3,150
Chrysler Group LLC
8.00%, 06/15/19	6,000	6,292
8.25%, 06/15/21	7,400	8,207
Clear Channel Communications Inc.
9.00%, 12/15/19 (e)	2,356	2,338
14.00%, 02/01/21 (e) (y)	1,133	901
9.00%, 03/01/21	16,000	15,320
Clear Channel Worldwide Holdings Inc., 7.63%, 03/15/20	4,375	4,605
CSC Holdings LLC, 6.75%, 11/15/21	5,400	5,994
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	2,500	2,450
DISH DBS Corp.
5.00%, 03/15/23	4,000	3,889
5.88%, 11/15/24	5,500	5,507
Dollar General Corp., 3.25%, 04/15/23	4,250	4,130
Family Tree Escrow LLC
5.25%, 03/01/20 (r)	700	733
5.75%, 03/01/23 (r)	3,300	3,465
Goodyear Tire & Rubber Co.
8.25%, 08/15/20	1,100	1,163
6.50%, 03/01/21	6,300	6,686
HD Supply Inc., 5.25%, 12/15/21 (r)	3,500	3,605
iHeartCommunications Inc., 9.00%, 09/15/22	7,300	6,971
IHeartCommunications Inc. Term Loan, 6.92%, 01/30/19 (i)	20,000	18,991
KB Home
7.00%, 12/15/21	5,300	5,393
7.50%, 09/15/22 (e)	2,000	2,050
MGM Resorts International
10.00%, 11/01/16	3,000	3,323
8.63%, 02/01/19	2,200	2,508
5.25%, 03/31/20 (e)	2,500	2,537
6.75%, 10/01/20	800	855

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	6,100	6,138
Numericable Group SA, 6.00%, 05/15/22 (r)	6,000	6,090
Outfront Media Capital LLC
5.25%, 02/15/22	200	210
5.63%, 02/15/24 (e)	200	210
Regal Entertainment Group, 5.75%, 03/15/22	6,000	6,135
Sirius XM Radio Inc., 6.00%, 07/15/24 (r)	4,900	5,145
Univision Communications Inc., 5.13%, 05/15/23 (r)	10,000	10,150
Visant Corp., 10.00%, 10/01/17	4,700	4,207
		183,447
Consumer Staples - 1.7%
Albertsons Holdings LLC, 7.75%, 10/15/22 (r)	1,326	1,419
Alliance One International Inc., 9.88%, 07/15/21 (e)	5,000	4,375
Cott Beverages Inc.
6.75%, 01/01/20 (r)	3,400	3,519
5.38%, 07/01/22 (r)	3,000	2,891
JBS USA LLC
8.25%, 02/01/20 (r)	1,700	1,806
7.25%, 06/01/21 (r)	3,500	3,684
7.25%, 06/01/21 (r)	3,700	3,894
5.88%, 07/15/24 (r)	8,500	8,606
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,481
9.88%, 08/15/19 (e)	4,100	4,392
5.75%, 10/15/20	1,900	1,964
8.25%, 02/15/21 (e) (k)	600	642
U.S. Foods Inc., 8.50%, 06/30/19	2,500	2,625
U.S. Foods Inc. Term Loan, 4.50%, 03/31/19 (i)	4,925	4,926
		46,224
Energy - 9.2%
Alpha Natural Resources Inc., 7.50%, 08/01/20 (e) (r)	2,300	960
American Energy - Woodford LLC, 9.00%, 09/15/22 (e) (r)	5,000	2,850
American Energy Permian Holdings LLC, 8.00%, 05/01/22 (r) (y)	1,500	1,365
Antero Resources Corp., 5.13%, 12/01/22	3,000	2,880
Arch Coal Inc.
7.00%, 06/15/19	2,500	588
7.25%, 06/15/21	2,800	616
Bill Barrett Corp.
7.63%, 10/01/19 (e)	1,000	940
7.00%, 10/15/22 (e)	5,000	4,347
BreitBurn Energy Partners LP, 7.88%, 04/15/22	4,000	2,880
California Resources Corp.
5.50%, 09/15/21 (e) (r)	4,200	3,743
6.00%, 11/15/24 (e) (r)	2,500	2,191
CGG SA, 6.88%, 01/15/22 (e)	5,000	3,975
Chesapeake Energy Corp.
6.50%, 08/15/17	4,000	4,210
7.25%, 12/15/18	5,000	5,400
5.75%, 03/15/23 (e)	3,500	3,413
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	3,200	2,552
Cobalt International Energy Inc., 3.13%, 05/15/24 (e) (v)	20,000	14,762
CONSOL Energy Inc., 5.88%, 04/15/22	8,100	7,330
Denbury Resources Inc.
5.50%, 05/01/22	4,800	4,320
4.63%, 07/15/23	5,000	4,288
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21 (i)	7,425	5,647
El Paso LLC, 7.75%, 01/15/32	1,000	1,231
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (e)	4,000	2,680
7.75%, 06/15/19 (e)	3,250	1,316
11.00%, 03/15/20 (e) (r)	2,200	2,093
6.88%, 03/15/24 (e) (r)	8,400	2,898
EnQuest Plc, 7.00%, 04/15/22 (r)	6,200	4,402
EP Energy LLC, 9.38%, 05/01/20 (e)	5,000	5,231
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (i)	7,500	5,470
Gibson Energy Inc., 6.75%, 07/15/21 (r)	4,000	4,080
Halcon Resources Corp.
9.75%, 07/15/20 (e)	7,000	4,935
9.25%, 02/15/22	2,900	2,001
Kinder Morgan Inc.
5.00%, 02/15/21 (e) (r)	800	855
5.63%, 11/15/23 (r)	3,300	3,629
Linn Energy LLC
6.50%, 05/15/19 (e)	5,250	4,413
8.63%, 04/15/20 (e)	3,300	2,822
Magnum Hunter Resources Corp., 9.75%, 05/15/20	2,500	2,225
Memorial Production Partners LP, 6.88%, 08/01/22 (r)	5,000	4,425
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (e)	2,000	1,080
NGL Energy Partners LP
5.13%, 07/15/19	2,100	2,058
6.88%, 10/15/21	6,400	6,688
NGPL PipeCo LLC, 7.12%, 12/15/17 (e) (r)	4,000	3,960
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17 (i)	4,599	4,379
Niska Gas Storage Canada ULC, 6.50%, 04/01/19 (e)	2,500	1,856
Ocean Rig UDW Inc., 7.25%, 04/01/19 (r)	2,500	1,450
Offshore Group Investment Ltd., 7.50%, 11/01/19 (e)	3,000	1,710
Paragon Offshore Ltd., 7.25%, 08/15/24 (e) (r)	2,600	865
Peabody Energy Corp.
6.25%, 11/15/21 (e)	3,000	1,845
10.00%, 03/15/22 (e) (r)	7,500	6,637
Penn Virginia Corp., 8.50%, 05/01/20 (e)	2,500	2,325
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	4,250
Regency Energy Partners LP, 5.88%, 03/01/22	600	651
Rex Energy Corp.
8.88%, 12/01/20 (e)	3,000	2,340
6.25%, 08/01/22 (r)	5,000	3,363
Rice Energy Inc., 6.25%, 05/01/22 (e)	3,000	2,925
Sabine Pass Liquefaction LLC
5.63%, 02/01/21 (k)	7,500	7,537
6.25%, 03/15/22	7,500	7,753
5.75%, 05/15/24	4,300	4,321
Sabine Pass LNG LP
7.50%, 11/30/16	2,500	2,656
6.50%, 11/01/20 (e)	2,500	2,588
Sanchez Energy Corp.
7.75%, 06/15/21 (e)	5,500	5,307
6.13%, 01/15/23 (e)	3,100	2,786
SandRidge Energy Inc.
8.75%, 01/15/20 (e)	2,000	1,300
7.50%, 03/15/21 (e)	4,400	2,728
7.50%, 02/15/23 (e)	1,800	1,098
Stone Energy Corp., 7.50%, 11/15/22	4,132	3,739
Ultra Petroleum Corp., 6.13%, 10/01/24 (e) (r)	5,800	4,973
W&T Offshore Inc., 8.50%, 06/15/19	8,000	4,840
Walter Energy Inc., 9.50%, 10/15/19 (e)	2,500	1,500
Walter Energy Inc. Term Loan, 7.25%, 04/01/18 (i)	10,000	6,029

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Williams Cos. Inc., 3.70%, 01/15/23	4,500	4,160
		245,660
Financials - 5.7%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	3,264
Antero Resources Finance Corp., 5.38%, 11/01/21	1,800	1,746
Bank of America Corp.
6.10% (callable at 100 beginning 03/17/25) (m)	4,000	4,058
8.12% (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,079
CIT Group Inc., 5.00%, 08/01/23	2,000	2,050
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (e) (m)	10,000	10,100
5.90% (callable at 100 beginning 02/15/23) (e) (m)	6,500	6,549
5.95% (callable at 100 beginning 01/30/23) (e) (m)	7,000	7,087
6.30% (callable at 100 beginning 05/15/24) (e) (m)	10,600	10,825
Cleopatra Finance Ltd.
6.25%, 02/15/22 (r)	4,300	4,203
6.50%, 02/15/25 (r)	4,300	4,150
Ineos Finance Plc, 8.38%, 02/15/19 (r)	1,700	1,807
International Lease Finance Corp.
8.75%, 03/15/17 (k)	2,000	2,210
8.88%, 09/01/17	4,700	5,311
iStar Financial Inc., 5.00%, 07/01/19	6,000	6,000
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	12,000	11,789
5.15% (callable at 100 beginning 05/01/23) (m)	2,000	1,953
6.10% (callable at 100 beginning 10/01/24) (m)	10,000	10,300
7.90% (callable at 100 beginning 04/30/18) (m)	11,500	12,377
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (m)	2,500	2,525
5.50%, 01/26/20	5,000	5,694
NRG Yield Operating LLC, 5.38%, 08/15/24 (r)	3,300	3,432
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	5,000	5,163
7.25%, 12/15/21 (r)	5,000	5,175
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	5,200	5,455
Stena AB, 7.00%, 02/01/24 (e) (r)	900	873
Stena International SA, 5.75%, 03/01/24 (r)	5,800	5,510
Volkswagen International Finance NV, 5.50%, 11/09/15 (r) (v), EUR	5,000	7,703
Wells Fargo & Co., 5.90%, (callable at 100 beginning 06/15/24) (m)	4,700	4,894
		153,282
Health Care - 3.4%
Amsurg Corp., 5.63%, 07/15/22	2,800	2,863
Community Health Systems Inc.
5.13%, 08/01/21	800	824
6.88%, 02/01/22 (e)	2,000	2,128
DaVita HealthCare Partners Inc., 5.13%, 07/15/24	3,600	3,679
HCA Inc.
6.50%, 02/15/20 (e)	4,300	4,842
7.50%, 02/15/22	4,100	4,782
4.75%, 05/01/23	2,500	2,594
5.88%, 05/01/23	7,500	8,100
5.00%, 03/15/24	7,000	7,429
5.25%, 04/15/25	3,000	3,240
Tenet Healthcare Corp.
5.00%, 03/01/19 (e) (r)	1,300	1,290
5.50%, 03/01/19 (r)	4,500	4,534
8.00%, 08/01/20	3,404	3,574
4.38%, 10/01/21	9,500	9,286
8.13%, 04/01/22	9,800	10,804
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (r)	3,600	3,739
7.50%, 07/15/21 (r)	3,900	4,218
5.63%, 12/01/21 (r)	2,100	2,132
VRX Escrow Corp.
5.88%, 05/15/23 (r)	6,200	6,355
6.13%, 04/15/25 (r)	4,700	4,870
		91,283
Industrials - 2.7%
Abengoa Greenfield SA, 6.50%, 10/01/19 (e) (r)	5,000	4,600
ADT Corp., 4.13%, 06/15/23 (e)	2,200	2,057
Algeco Scotsman Global Finance Plc, 8.50%, 10/15/18 (e) (r)	2,500	2,478
Belden Inc., 5.50%, 09/01/22 (r)	5,000	5,125
Bombardier Inc.
6.00%, 10/15/22 (r)	5,000	4,694
6.13%, 01/15/23 (e) (r)	5,600	5,292
7.50%, 03/15/25 (r)	4,700	4,638
BWAY Holding Co., 9.13%, 08/15/21 (r)	5,000	5,200
CEVA Group Plc Term Loan
6.50%, 03/12/21 (i)	1,956	1,828
6.50%, 03/12/21 (i)	1,355	1,266
CEVA Logisitics Term Loan
6.50%, 03/18/21 (i)	244	228
6.50%, 03/18/21 (i)	1,418	1,325
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,150	2,662
Hertz Corp., 6.75%, 04/15/19	1,100	1,136
Jaguar Holding Co. I, 9.38%, 10/15/17 (r) (y)	3,100	3,170
Laureate Education Inc., 10.00%, 09/01/19 (r)	2,500	2,362
Navistar International Corp., 8.25%, 11/01/21 (e)	4,700	4,571
Navistar International Corp. Term Loan B, 5.75%, 08/15/17 (i)	2,488	2,497
TransDigm Inc.
6.00%, 07/15/22	2,700	2,697
6.50%, 07/15/24	2,700	2,713
United Rentals North America Inc.
8.38%, 09/15/20 (e)	6,600	7,097
5.75%, 11/15/24	5,500	5,679
		73,315
Information Technology - 2.6%
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	6,000	5,490
Boxer Parent Co. Inc., 9.00%, 10/15/19 (e) (r) (y)	2,000	1,650
CDW LLC, 8.50%, 04/01/19	2,996	3,123
First Data Corp.
8.25%, 01/15/21 (r)	15,914	17,147
12.63%, 01/15/21	11,000	13,035
8.75%, 01/15/22 (e) (r) (y)	3,198	3,442
First Data Corp. Extended Term Loan, 3.67%, 03/24/18 (i)	9,123	9,114
Freescale Semiconductor Inc., 10.75%, 08/01/20	6,623	7,203
Infor US Inc., 9.38%, 04/01/19	1,600	1,716
NCR Corp., 6.38%, 12/15/23	2,000	2,130

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
SRA International Inc., 11.00%, 10/01/19 (e)	900	954
SRA International Inc. Term Loan, 6.50%, 07/07/18 (i)	3,735	3,758
		68,762
Materials - 2.1%
AngloGold Ashanti Holdings Plc, 8.50%, 07/30/20 (e)	2,000	2,150
Ardagh Packaging Finance Plc
6.25%, 01/31/19 (r)	1,400	1,407
6.75%, 01/31/21 (e) (r)	1,500	1,513
6.00%, 06/30/21 (e) (r)	5,000	4,912
Cemex Finance LLC
9.38%, 10/12/22 (r)	1,800	2,043
6.00%, 04/01/24 (e) (r)	3,000	2,992
Cemex SAB de CV
3.75%, 03/15/18 (v)	1,525	1,805
5.88%, 03/25/19 (e) (r)	2,000	2,065
7.25%, 01/15/21 (r)	6,000	6,405
Consolidated Minerals Ltd., 8.00%, 05/15/20 (e) (r)	2,000	1,410
First Quantum Minerals Ltd.
6.75%, 02/15/20 (e) (r)	2,070	1,915
7.00%, 02/15/21 (r)	2,070	1,920
7.25%, 05/15/22 (r)	4,000	3,690
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (e) (r)	1,111	1,089
8.25%, 11/01/19 (e) (r)	2,750	2,324
HudBay Minerals Inc.
9.50%, 10/01/20	3,000	3,120
9.50%, 10/01/20 (r)	5,000	5,200
INEOS Group Holdings SA
5.75%, 02/15/19 (r), EUR	1,600	1,733
5.88%, 02/15/19 (e) (r)	1,700	1,681
Kerling Plc, 10.63%, 02/01/17 (e) (r), EUR	3,600	3,939
Platform Specialty Products Corp., 6.50%, 02/01/22 (r)	3,000	3,135
		56,448
Telecommunication Services - 4.9%
CenturyLink Inc., 6.75%, 12/01/23 (e)	800	881
CommScope Holding Co. Inc., 6.63%, 06/01/20 (e) (r) (y)	2,200	2,255
CommScope Inc., 5.50%, 06/15/24 (r)	5,000	5,000
Frontier Communications Corp.
8.50%, 04/15/20	900	1,010
9.25%, 07/01/21	3,000	3,480
7.13%, 01/15/23	2,000	2,045
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	5,000	5,000
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (e)	6,000	5,670
Sprint Corp.
7.88%, 09/15/23	9,400	9,588
7.13%, 06/15/24	5,500	5,390
7.63%, 02/15/25	10,000	9,963
Sprint Nextel Corp.
9.13%, 03/01/17	3,300	3,605
8.38%, 08/15/17	90	98
9.00%, 11/15/18 (r)	7,500	8,606
7.00%, 08/15/20 (e)	5,000	5,078
11.50%, 11/15/21	7,500	9,056
T-Mobile USA Inc.
6.54%, 04/28/20	6,700	7,052
6.00%, 03/01/23	10,000	10,247
6.63%, 04/01/23	7,500	7,856
Telecom Italia SpA, 5.30%, 05/30/24 (r)	5,000	5,238
Verizon Communications Inc.
5.15%, 09/15/23	3,400	3,898
6.55%, 09/15/43	3,700	4,804
Virgin Media Secured Finance Plc, 5.50%, 01/15/25 (e) (r)	9,000	9,326
Wind Acquisition Finance SA, 7.38%, 04/23/21 (r)	5,000	5,188
		130,334
Utilities - 2.2%
AES Corp.
4.88%, 05/15/23	1,000	966
5.50%, 03/15/24 (e)	2,500	2,500
Calpine Corp.
6.00%, 01/15/22 (r)	2,400	2,568
5.38%, 01/15/23 (e)	7,000	7,000
7.88%, 01/15/23 (r)	2,096	2,316
5.75%, 01/15/25	6,500	6,549
Dynegy Finance I Inc.
6.75%, 11/01/19 (r)	15,000	15,525
7.38%, 11/01/22 (r)	10,000	10,513
InterGen NV, 7.00%, 06/30/23 (r)	10,000	9,675
		57,612
Total Corporate Bonds and Notes (cost $1,133,200)		1,106,367

Other Equity Interests - 0.0%
General Motors Co. (c) (f) (u) (v)	100	1
SuperMedia Inc. Escrow Litigation Trust (c) (f) (p) (q) (u)	868	—
Total Other Equity Interests (cost $14)		1

Short Term Investments - 13.1%
Investment Company - 3.8%
JNL Money Market Fund, 0.01% (a) (h)	101,073	101,073
Securities Lending Collateral - 9.3%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	249,692	249,692
Total Short Term Investments (cost $350,765)		350,765
Total Investments - 108.0% (cost $2,783,051)		2,887,498
Other Assets and Liabilities, Net - (8.0%)		(213,040)
Total Net Assets - 100.0%		$2,674,458

JNL/Franklin Templeton International Small Cap Growth Fund

Common Stocks - 94.5%

Austria - 0.3%
Wienerberger AG	76	$1,214

Belgium - 2.3%
Barco NV (e)	21	1,238
BHF Kleinwort Benson Group (c)	1,715	8,647
Ontex Group NV	32	972
		10,857
Bermuda - 2.6%
Arch Capital Group Ltd. (c)	161	9,905
Axis Capital Holdings Ltd.	46	2,368
		12,273
Brazil - 0.3%
Cia de Saneamento de Minas Gerais	44	259
Grendene SA	132	694
Tupy SA	130	673
		1,626

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Canada - 6.7%
AGF Management Ltd.	116	766
Canaccord Genuity Group Inc.	115	590
Dorel Industries Inc.	47	1,294
Enerflex Ltd.	55	672
Ensign Energy Services Inc.	57	448
Fairfax Financial Holdings Ltd.	29	16,369
Fairfax India Holdings Corp. (c)	423	4,853
Genworth MI Canada Inc.	44	964
HudBay Minerals Inc.	214	1,749
Laurentian Bank of Canada	20	761
Major Drilling Group International Inc.	257	1,396
Mullen Group Ltd. (e)	77	1,220
Precision Drilling Corp. (e)	131	833
		31,915
China - 1.1%
AAC Technologies Holdings Inc.	211	1,303
China ZhengTong Auto Services Holdings Ltd.	2,173	1,030
Kingdee International Software Group Co. Ltd. (e)	5,596	2,343
SinoMedia Holding Ltd.	1,353	653
		5,329
Denmark - 1.2%
ISS A/S	173	5,459

Finland - 5.6%
Amer Sports Oyj - Class A	140	3,015
Huhtamaki Oyj	113	3,529
Uponor Oyj (e)	658	11,117
Valmet Corp. (e)	735	8,826
		26,487
France - 3.8%
Beneteau SA	701	9,913
Euler Hermes SA	61	6,470
IPSOS	61	1,713
		18,096
Germany - 2.0%
DMG Mori Seiki AG	39	1,296
Gerresheimer AG	49	2,687
Kloeckner & Co. SE	190	1,815
Leoni AG	23	1,481
Rational AG	7	2,373
		9,652
Greece - 0.1%
JUMBO SA	36	376

Hong Kong - 3.0%
EVA Precision Industrial Holdings Ltd.	2,972	893
Luk Fook Holdings International Ltd.	454	1,266
Shenguan Holdings Group Ltd.	2,678	819
Sitoy Group Holdings Ltd.	1,458	931
Stella International Holdings Ltd.	544	1,297
Techtronic Industries Co.	983	3,312
Value Partners Group Ltd.	2,007	1,892
VTech Holdings Ltd. (e)	221	3,151
Yingde Gases (e)	1,254	935
		14,496
India - 0.1%
Jain Irrigation Systems Ltd.	514	507

Ireland - 9.7%
C&C Group Plc	2,109	8,633
Dalata Hotel Group Plc (c)	1,109	4,351
Grafton Group Plc	1,246	14,977
Green REIT plc	4,472	7,866
Irish Continental Group Plc	1,664	7,426
Irish Residential Properties REIT Plc	3,000	3,242
		46,495
Italy - 3.0%
Amplifon SpA	78	530
Azimut Holding SpA	9	249
MARR SpA	48	830
Prysmian SpA	542	11,173
Sorin SpA (c)	462	1,415
		14,197
Japan - 9.6%
Aderans Holdings Co. Ltd.	801	8,279
Asahi Co. Ltd. (e)	85	874
Asatsu-DK Inc. (e)	255	6,940
Asics Corp.	135	3,663
Capcom Co. Ltd. (e)	42	824
Daibiru Corp.	86	890
Descente Ltd.	120	1,491
en-japan Inc.	13	184
Keihin Corp.	76	1,162
Kobayashi Pharmaceutical Co. Ltd.	45	3,184
Meitec Corp.	77	2,572
Nissin Kogyo Co. Ltd.	33	518
Sankyo Co. Ltd.	119	4,234
Shinko Plantech Co. Ltd.	88	649
Square Enix Holdings Co. Ltd.	70	1,489
Sumitomo Rubber Industries Inc.	166	3,051
Tokai Rika Co. Ltd.	52	1,200
Tsugami Corp. (e)	157	1,004
Tsumura & Co. (e)	90	2,215
Unipres Corp. (e)	76	1,546
		45,969
Luxembourg - 0.4%
Grand City Properties SA (c) (e)	102	1,886

Netherlands - 6.5%
Aalberts Industries NV	90	2,830
Accell Group	68	1,275
Arcadis NV	79	2,528
Beter Bed Holding NV	48	1,052
Sligro Food Group NV	278	11,040
TNT NV	1,784	11,334
USG People NV	76	1,047
		31,106
Norway - 0.8%
Ekornes ASA	99	1,199
Schibsted ASA (e)	30	1,725
Tomra Systems ASA	118	992
		3,916
Philippines - 0.7%
Metropolitan Bank & Trust Co.	374	814
Vista Land & Lifescapes Inc.	13,007	2,500
		3,314
Singapore - 2.0%
ARA Asset Management Ltd.	4,447	5,233
Straits Trading Co. Ltd.	2,097	4,446
		9,679
South Korea - 2.9%
Binggrae Co. Ltd.	16	1,184
BS Financial Group Inc.	162	2,217
DGB Financial Group Inc.	212	2,311
Halla Visteon Climate Control Corp.	53	1,838

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Hyundai Mipo Dockyard Co. Ltd.	6	441
KIWOOM Securities Co. Ltd.	11	711
Korea Investment Holdings Co. Ltd.	29	1,632
Sindoh Co. Ltd.	25	1,581
Youngone Corp.	41	2,005
		13,920
Spain - 2.9%
Construcciones y Auxiliar de Ferrocarriles SA (e)	5	1,500
Lar Espana Real Estate Socimi SA	375	4,327
Melia Hotels International SA (e)	57	706
Tecnicas Reunidas SA	30	1,240
Zardoya Otis SA (e)	483	6,228
		14,001
Sweden - 0.6%
Bulten AB	79	859
Duni AB	87	1,255
Oriflame Cosmetics SA - SDR	53	703
		2,817
Switzerland - 1.1%
Logitech International SA (e)	39	515
Panalpina Welttransport Holding AG (e)	18	2,688
Vontobel Holding AG	47	1,975
		5,178
Taiwan - 1.5%
D-Link Corp.	1,485	801
Giant Manufacturing Co. Ltd.	263	2,537
Simplo Technology Co. Ltd.	467	2,347
Tripod Technology Corp.	654	1,315
		7,000
Thailand - 0.1%
LPN Development PCL	1,260	650

United Kingdom - 20.1%
Alent Plc	1,968	10,903
Bellway Plc	31	917
Berendsen Plc	71	1,176
Bovis Homes Group Plc	49	673
Carpetright Plc (c)	1,007	6,572
Debenhams Plc	1,243	1,383
Devro Plc	313	1,320
Dignity Plc	25	684
Greggs Plc	226	3,405
Headlam Group Plc	1,365	8,715
HomeServe Plc	23	129
Keller Group Plc	141	1,984
Kennedy Wilson Europe Real Estate Plc	786	12,815
Laird Plc	229	1,139
Man Group Plc	1,009	3,045
Michael Page International Plc	1,605	12,376
Morgan Sindall Group Plc	443	5,172
Serco Group Plc (e)	1,398	2,860
SIG Plc	836	2,508
Sthree Plc	987	5,097
United Business Media Ltd.	202	1,581
Vectura Group Plc (c)	339	733
Vesuvius Plc	1,508	10,960
		96,147
United States of America - 3.5%
Flextronics International Ltd. (c)	104	1,323
RenaissanceRe Holdings Ltd. (e)	134	13,334
Steiner Leisure Ltd. (c)	47	2,227
		16,884
Total Common Stocks (cost $424,633)		451,446
Preferred Stocks - 0.5%

Brazil - 0.2%
Alpargatas SA	293	898

Germany - 0.3%
Draegerwerk AG & Co. KGaA	12	1,531
Total Preferred Stocks (cost $2,344)		2,429

Rights - 0.2%

UNITED KINGDOM - 0.2%
Serco Group Plc (c)	1,398	851
Total Rights (cost $1,303)		851

Investment Companies - 0.5%
iShares MSCI EAFE Small-Cap ETF	51	2,523
Total Investment Companies (cost $2,508)		2,523

Short Term Investments - 10.8%

Investment Company - 4.1%
JNL Money Market Fund, 0.01% (a) (h)	19,534	19,534

Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	31,776	31,776
Total Short Term Investments (cost $51,310)		51,310

Total Investments - 106.5% (cost $482,098)		508,559
Other Assets and Liabilities, Net - (6.5%)		(30,861)
Total Net Assets - 100.0%		$477,698

JNL/Franklin Templeton Mutual Shares Fund

Common Stocks - 84.2%

Consumer Discretionary - 9.0%
CBS Corp. - Class B	269	$16,336
Cengage Learning Holdings II LP	53	1,186
Comcast Corp. - Special Class A (e)	67	3,736
General Motors Co.	506	18,969
Reed Elsevier Plc	959	16,487
Time Warner Cable Inc.	136	20,406
Time Warner Inc.	115	9,694
Tribune Media Co. - Class B	23	1,379
Tribune Publishing Co.	21	404
Twenty-First Century Fox Inc. - Class B	700	23,029
		111,626
Consumer Staples - 9.6%
Altria Group Inc.	253	12,632
Avon Products Inc. (e)	404	3,228
British American Tobacco Plc	368	19,060
CVS Health Corp.	125	12,938
Energizer Holdings Inc.	47	6,545
Imperial Tobacco Group Plc	287	12,611
Kroger Co.	164	12,561
Lorillard Inc.	306	19,968
PepsiCo Inc.	139	13,250
Philip Morris International Inc.	77	5,791
		118,584

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Energy - 8.3%
Anadarko Petroleum Corp.	68	5,641
Apache Corp.	234	14,093
Baker Hughes Inc.	234	14,903
BG Group Plc	435	5,335
BP Plc	1,283	8,316
CONSOL Energy Inc.	196	5,468
Marathon Oil Corp.	484	12,630
Murphy Oil Corp. (e)	131	6,111
Royal Dutch Shell Plc - Class A	571	17,032
Talisman Energy Inc.	41	316
Talisman Energy Inc.	676	5,191
Transocean Ltd. (e)	194	2,842
Whiting Petroleum Corp. (c)	166	5,122
		103,000
Financials - 19.4%
ACE Ltd.	151	16,802
Alexander’s Inc. (e)	8	3,652
Alleghany Corp. (c)	32	15,432
Allstate Corp.	182	12,948
Ally Financial Inc. (c)	257	5,391
American International Group Inc.	416	22,779
Barclays Plc	2,860	10,322
CIT Group Inc.	204	9,220
Citigroup Inc.	280	14,422
Citizens Financial Group Inc.	407	9,817
Columbia Banking System Inc.	63	1,833
FCB Financial Holdings Inc. - Class A (c)	41	1,112
Forestar Group Inc. (c) (e)	37	583
Guaranty Bancorp	10	165
ING Groep NV - CVA	555	8,130
JPMorgan Chase & Co.	287	17,412
KB Financial Group Inc.	133	4,710
MetLife Inc.	286	14,433
PNC Financial Services Group Inc.	280	26,124
Societe Generale - Class A	40	1,955
SunTrust Banks Inc.	235	9,638
Wells Fargo & Co.	175	9,503
White Mountains Insurance Group Ltd.	17	11,730
XL Group Plc	330	12,140
		240,253
Health Care - 15.0%
CIGNA Corp.	107	13,794
Eli Lilly & Co.	311	22,600
Hospira Inc. (c)	207	18,214
Medtronic Plc	442	34,471
Merck & Co. Inc.	607	34,916
Stryker Corp.	170	15,711
Teva Pharmaceutical Industries Ltd. - ADR	513	31,943
Walgreens Boots Alliance Inc.	178	15,083
		186,732
Industrials - 4.6%
A P Moller - Maersk A/S - Class B	8	15,928
B/E Aerospace Inc.	112	7,119
Caterpillar Inc.	147	11,762
CNH Industrial NV	764	6,262
Federal Signal Corp.	96	1,509
Huntington Ingalls Industries Inc.	87	12,149
KLX Inc. (c)	56	2,156
		56,885
Information Technology - 12.0%
Apple Inc.	232	28,852
CA Inc.	337	11,004
Cisco Systems Inc.	666	18,339
Hewlett-Packard Co.	356	11,095
Microsoft Corp.	850	34,570
Samsung Electronics Co. Ltd.	7	9,522
Symantec Corp.	828	19,341
Xerox Corp.	1,270	16,326
		149,049
Materials - 3.8%
Freeport-McMoran Inc. - Class B	495	9,376
International Paper Co.	296	16,448
MeadWestvaco Corp.	256	12,776
ThyssenKrupp AG	345	9,035
		47,635
Telecommunication Services - 1.8%
Koninklijke KPN NV	2,262	7,667
Vodafone Group Plc	4,421	14,466
		22,133
Utilities - 0.7%
NRG Energy Inc.	371	9,339
Total Common Stocks (cost $841,749)		1,045,236

Preferred Stocks - 0.8%

Consumer Discretionary - 0.8%
Volkswagen AG	35	9,383
Total Preferred Stocks (cost $9,190)		9,383

Corporate Bonds and Notes - 5.0%

Consumer Discretionary - 2.3%
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (c) (d)	$2,238	2,038
Caesars Entertainment Operating Co. 1st Lien Term Loan B
5.95%, 01/28/18 (c) (d)	618	562
6.99%, 01/28/18 (c) (d)	2,947	2,703
Cengage Learning Acquisitions Inc. Term Loan, 7.00%, 02/20/20 (i)	328	329
Clear Channel Communications Inc., 9.00%, 12/15/19	7,449	7,393
Clear Channel Communications Inc. Term Loan
6.92%, 01/29/16 (i)	4,339	4,120
7.67%, 07/30/19 (i)	1,395	1,342
JC Penney Corp. Inc. Term Loan, 6.00%, 05/22/18 (i)	5,258	5,242
Toys R Us Term Loan
8.25%, 10/15/19 (i)	616	609
9.75%, 03/15/20 (i)	5,187	4,817
		29,155
Energy - 0.7%
NGPL PipeCo LLC
7.12%, 12/15/17 (r)	1,969	1,949
9.63%, 06/01/19 (r)	2,922	2,898
NGPL PipeCo LLC Term Loan, 6.75%, 09/15/17 (i)	159	152
Samson Investment Co., 9.75%, 02/15/20	4,131	1,115
Walter Energy Inc.
9.50%, 10/15/19 (r)	1,503	902
11.00%, 04/01/20 (r) (y)	1,277	115
Walter Energy Inc. Term Loan, 7.25%, 04/01/18 (i)	2,707	1,632
		8,763
Financials - 0.0%
Tropicana Entertainment LLC, 0.00%, 12/15/14 (c) (d) (f) (p) (q)	1,130	—

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Information Technology - 0.1%
Avaya Inc. Term Loan B-6, 6.50%, 03/31/18 (i)	886	883

Telecommunication Services - 1.1%
Avaya Inc.
7.00%, 04/01/19 (r)	2,435	2,417
10.50%, 03/01/21 (r)	8,466	7,217
Avaya Inc. Term Loan B-3, 4.68%, 10/26/17 (i)	3,633	3,573
		13,207
Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (c) (d) (r)	4,182	2,614
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.66%, 10/10/17 (c) (d)	11,682	7,006
		9,620
Total Corporate Bonds and Notes (cost $67,838)		61,628

Government and Agency Obligations - 0.2%

Government Securities - 0.2%

Municipals - 0.2%
Commonwealth of Puerto Rico, 8.00%, 07/01/35	3,428	2,811
Total Government and Agency Obligations (cost $3,201)		2,811

Other Equity Interests - 0.3%
Lehman Brothers Holdings Inc. Bankruptcy Claims (c) (u)	27,190	3,773
Tribune Co. Litigation Interests (c) (f) (p) (q) (u)	67	—
Total Other Equity Interests (cost $4,700)		3,773

Short Term Investments - 9.6%

Investment Company - 8.6%
JNL Money Market Fund, 0.01% (a) (h)	106,822	106,822

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	12,362	12,362
Total Short Term Investments (cost $119,184)		119,184

Total Investments - 100.1% (cost $1,045,862)		1,242,015
Other Assets and Liabilities, Net - (0.1%)		(951)
Total Net Assets - 100.0%		$1,241,064

JNL/Franklin Templeton Small Cap Value Fund

Common Stocks - 89.2%

Consumer Discretionary - 17.3%
Brown Shoe Co. Inc.	349	$11,450
BRP Inc. (c)	315	6,025
Brunswick Corp.	205	10,532
Cato Corp. - Class A	315	12,490
Crocs Inc. (c)	335	3,953
Drew Industries Inc.	184	11,293
Genesco Inc. (c)	196	13,940
Gentex Corp.	759	13,897
Group 1 Automotive Inc.	141	12,190
Helen of Troy Ltd. (c)	16	1,328
Hillenbrand Inc. (e)	473	14,614
Hooker Furniture Corp.	40	756
La-Z-Boy Inc.	906	25,456
M/I Homes Inc. (c) (e)	372	8,866
Men’s Wearhouse Inc.	343	17,926
Pep Boys-Manny Moe & Jack (c)	811	7,801
Thor Industries Inc.	294	18,552
West Marine Inc. (c)	406	3,765
Winnebago Industries Inc. (e)	248	5,267
		200,101
Consumer Staples - 2.8%
GrainCorp Ltd. - Class A (e)	1,050	7,502
Maple Leaf Foods Inc.	1,339	24,499
		32,001
Energy - 6.4%
Bristow Group Inc.	337	18,339
Energen Corp.	133	8,798
Helix Energy Solutions Group Inc. (c)	473	7,069
Hunting Plc	930	6,760
Oil States International Inc. (c)	236	9,366
Rowan Cos. Plc - Class A	463	8,201
Tidewater Inc. (e)	152	2,903
Unit Corp. (c)	435	12,166
		73,602
Financials - 11.5%
Arthur J Gallagher & Co.	86	3,997
Aspen Insurance Holdings Ltd.	403	19,029
Assurant Inc.	41	2,493
Chemical Financial Corp.	265	8,310
EverBank Financial Corp.	589	10,627
Excel Trust Inc.	379	5,312
Hanover Insurance Group Inc.	253	18,334
HCC Insurance Holdings Inc.	117	6,647
Montpelier Re Holdings Ltd.	185	7,123
OFG Bancorp (e)	164	2,668
Old Republic International Corp.	623	9,308
Peoples Bancorp Inc.	87	2,057
StanCorp Financial Group Inc.	340	23,331
TrustCo Bank Corp. (e)	892	6,138
Validus Holdings Ltd.	191	8,043
		133,417
Health Care - 5.9%
Gerresheimer AG	256	14,115
Hill-Rom Holdings Inc.	254	12,436
STERIS Corp. (e)	424	29,761
Teleflex Inc.	102	12,373
		68,685
Industrials - 28.3%
AAR Corp. (e)	770	23,624
Apogee Enterprises Inc.	207	8,934
Applied Industrial Technologies Inc.	127	5,736
Astec Industries Inc.	496	21,251
Briggs & Stratton Corp.	262	5,377
Carlisle Cos. Inc.	160	14,839
EMCOR Group Inc.	500	23,244
EnerSys Inc.	286	18,360
EnPro Industries Inc.	155	10,222
Franklin Electric Co. Inc.	226	8,601
Genesee & Wyoming Inc. - Class A (c)	85	8,197
Gibraltar Industries Inc. (c)	365	5,990
Granite Construction Inc.	571	20,061
Griffon Corp.	21	363
Kennametal Inc.	169	5,694
Lincoln Electric Holdings Inc.	123	8,043
Lindsay Corp. (e)	102	7,762
McGrath RentCorp	279	9,172
MSA Safety Inc.	287	14,331

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Mueller Industries Inc.	540	19,517
Powell Industries Inc.	75	2,521
Regal-Beloit Corp.	324	25,910
Simpson Manufacturing Co. Inc.	278	10,396
SkyWest Inc.	472	6,895
Universal Forest Products Inc.	403	22,358
Wabash National Corp. (c)	1,307	18,423
Watts Water Technologies Inc. - Class A	33	1,816
		327,637
Information Technology - 1.4%
Cohu Inc.	390	4,266
Ingram Micro Inc. - Class A (c)	241	6,044
Rofin-Sinar Technologies Inc. (c)	260	6,305
		16,615
Materials - 15.6%
A. Schulman Inc.	495	23,845
Allegheny Technologies Inc. (e)	183	5,477
AptarGroup Inc.	51	3,259
Axiall Corp.	586	27,483
Cabot Corp.	349	15,709
Carpenter Technology Corp.	415	16,124
HB Fuller Co.	510	21,864
Minerals Technologies Inc.	239	17,456
RPM International Inc.	279	13,384
Sensient Technologies Corp.	406	27,998
Stepan Co.	182	7,590
		180,189
Total Common Stocks (cost $853,454)		1,032,247

Corporate Bonds and Notes - 0.5%
Industrials - 0.5%
Unit Corp., 6.63%, 05/15/21	$5,942	5,585
Total Corporate Bonds and Notes (cost $5,743)		5,585

Short Term Investments - 14.3%
Investment Company - 10.4%
JNL Money Market Fund, 0.01% (a) (h)	119,837	119,837

Securities Lending Collateral - 3.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	45,543	45,543
Total Short Term Investments (cost $165,380)		165,380

Total Investments - 104.0% (cost $1,024,577)		1,203,212
Other Assets and Liabilities, Net - (4.0%)		(46,369)
Total Net Assets - 100.0%		$1,156,843

JNL/Goldman Sachs Core Plus Bond Fund

Non-U.S. Government Agency Asset-Backed Securities - 12.2%
ACE Securities Corp. Home Equity Loan Trust Series REMIC, 0.33%, 08/25/36 (i)	$2,944	$2,331
ACIS CLO Ltd.
0.75%, 10/14/22 (i) (r)	900	884
1.17%, 10/14/22 (i) (r)	6,300	6,161
1.65%, 05/01/26 (i) (r)	2,000	1,987
1.71%, 05/01/26 (i) (r)	5,000	4,925
Adjustable Rate Mortgage Trust REMIC, 2.68%, 04/25/35 (i)	176	175
Aire Valley Mortgages Plc
0.29%, 09/20/66 (i), EUR	76	80
0.33%, 09/20/66 (i), EUR	2,332	2,448
0.44%, 09/20/66 (i), EUR	2,333	2,472
REMIC, 0.49%, 09/20/66 (i) (r)	586	568
Amortizing Residential Collateral Trust REMIC, 1.97%, 08/25/32 (i)	47	34
Asset Backed Securities Corp. Home Equity REMIC, 3.02%, 04/15/33 (i)	18	18
B&M CLO Ltd., 3.05%, 04/16/26 (i) (r)	2,300	2,191
Banc of America Commercial Mortgage Inc. REMIC, 5.60%, 04/10/49 (i)	600	646
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	48	38
Banc of America Mortgage Securities Inc. REMIC, 2.69%, 09/25/35 (i)	535	489
BlueMountain CLO Ltd., 0.52%, 03/17/21 (i) (r)	2,772	2,748
Brentwood CLO Corp., 0.52%, 02/01/22 (i) (r)	1,778	1,752
Carrington Mortgage Loan Trust REMIC, 0.41%, 03/25/36 (i)	3,000	2,441
Citigroup Mortgage Loan Trust Inc. REMIC, 2.70%, 12/25/35 (i)	886	774
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	8	8
Countrywide Alternative Loan Trust REMIC, 1.63%, 09/25/35 (i)	188	169
Countrywide Asset-Backed Certificates REMIC, 2.05%, 06/25/34 (i)	97	88
Countrywide Home Loan Mortgage Pass-Through Trust REMIC, 2.53%, 02/19/34 (i)	251	244
Crown Point CLO III Ltd.
1.80%, 12/31/27 (f) (i) (r)	8,550	8,370
3.32%, 12/31/27 (i) (r)	1,050	1,004
Deutsche Bank Alternate Loan Trust REMIC, 1.81%, 08/25/35 (i)	186	148
Educational Services of America Inc., 1.11%, 07/25/23 (i) (r)	574	575
Eurosail PRIME-UK 2007-A Plc, 0.96%, 09/13/45 (i), GBP	603	856
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.76%, 05/17/32 (i) (p) (q)	400	5
FREMF Mortgage Trust REMIC, 4.07%, 09/25/25 (i) (r)	2,350	2,404
GCO Education Loan Funding Trust, 0.39%, 05/25/25 (i)	2,161	2,134
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37	131	131
7.00%, 09/25/37	213	222
Granite Master Issuer Plc
0.26%, 12/29/17 (i)	1,061	1,053
0.32%, 12/20/54 (i)	2,766	2,749
Granite Mortgages Plc, 0.94%, 01/20/44 (i), GBP	147	217
Greywolf CLO V Ltd.
1.87%, 04/25/27 (i) (p) (q)	3,500	3,500
2.67%, 04/25/27 (i) (p) (q)	750	745
GSAA Home Equity Trust REMIC, 0.40%, 05/25/37 (i)	3,715	2,460
GSMPS Mortgage Loan Trust, 0.63%, 02/25/35 (i) (r)	45	42
GSR Mortgage Loan Trust REMIC, 2.76%, 10/25/35 (i)	297	263
Halcyon Loan Advisors Funding Ltd.
2.23%, 04/28/25 (i) (r)	3,800	3,745
1.78%, 04/18/26 (i) (r)	2,550	2,542
Hildene CLO II Ltd., 1.71%, 07/19/26 (i) (r)	9,350	9,272
ICG U.S. CLO Ltd., 1.53%, 04/20/26 (i) (r)	5,300	5,154
Impac CMB Trust REMIC, 0.81%, 03/25/35 (i)	97	80
Leek Finance Number Eighteen Plc
0.28%, 09/21/38 (i), EUR	139	156

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
0.52%, 09/21/38 (i)	1,251	1,307
Leek Finance Number Seventeen Plc
0.30%, 12/21/37 (i), EUR	275	313
0.84%, 12/21/37 (i), GBP	122	192
Lehman XS Trust REMIC, 1.02%, 03/25/16 (i)	1,044	831
Luminent Mortgage Trust REMIC, 0.35%, 12/25/36 (i)	2,874	2,248
MASTR Adjustable Rate Mortgages Trust REMIC
2.52%, 10/25/34 (i)	199	186
3.22%, 12/25/34 (i)	59	57
1.33%, 12/25/46 (i)	2,077	1,697
MASTR Seasoned Securities Trust REMIC, 3.29%, 10/25/32 (i)	175	171
Mid-State Trust, 7.34%, 07/01/35	135	145
Morgan Stanley Capital I Trust REMIC
5.93%, 11/15/17 (i)	150	150
5.48%, 02/12/44 (i)	200	214
Morgan Stanley Mortgage Loan Trust REMIC
2.65%, 08/25/34 (i)	93	92
2.77%, 03/25/36 (i)	1,175	962
NCUA Guaranteed Notes Trust REMIC
3.00%, 06/12/19	1,900	2,013
1.84%, 10/07/20	92	93
OCP CLO Ltd., 1.38%, 04/26/26 (i) (r)	5,800	5,586
OFSI Fund VI Ltd., 1.44%, 03/20/25 (i) (r)	5,700	5,538
OFSI Fund VII Ltd., 1.72%, 10/18/26 (i) (r)	1,300	1,279
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.39%, 01/01/24 (i)	1,492	1,516
Quadrivio Finance Srl, 0.56%, 07/25/60 (i), EUR	903	970
Red River CLO Ltd., 0.52%, 07/27/18 (i) (r)	1,617	1,608
Residential Accredit Loans Inc. Trust REMIC, 1.13%, 01/25/46 (i)	911	644
Sail Net Interest Margin Notes
7.75%, 04/27/33 (r)	6	—
5.50%, 03/27/34 (r)	45	21
Sound Point CLO V Ltd., 2.16%, 04/18/26 (i) (r)	3,800	3,712
Structured Asset Mortgage Investments Inc. REMIC, 2.53%, 08/25/35 (i)	77	73
THL Credit Wind River CLO Ltd., 1.40%, 04/20/25 (i) (r)	4,800	4,715
Thrones Plc, 2.06%, 07/20/44 (i), GBP	528	791
Trinitas CLO II Ltd., 1.69%, 07/15/26 (i) (r)	2,500	2,427
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.37%, 06/25/34 (i)	355	358
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.60%, 04/25/36 (i)	100	98
WhiteHorse VIII Ltd.
1.75%, 05/01/26 (i) (r)	2,400	2,389
2.31%, 05/01/26 (i) (r)	500	493
York CLO Ltd., 1.79%, 01/22/27 (i) (r)	5,400	5,367
Total Non-U.S. Government Agency Asset-Backed Securities (cost $131,489)		129,754

Corporate Bonds and Notes - 30.1%

Consumer Discretionary - 3.4%
21st Century Fox America Inc., 3.70%, 09/15/24	3,425	3,622
Amazon.com Inc., 3.30%, 12/05/21	2,500	2,601
CCO Holdings LLC, 7.00%, 01/15/19	900	936
CCOH Safari LLC, 5.75%, 12/01/24	850	876
Chrysler Group LLC, 8.00%, 06/15/19	1,350	1,416
DIRECTV Holdings LLC
3.80%, 03/15/22	2,250	2,332
4.45%, 04/01/24	1,250	1,335
3.95%, 01/15/25	2,900	2,988
Family Tree Escrow LLC
5.25%, 03/01/20 (r)	100	105
5.75%, 03/01/23 (r)	400	420
General Motors Financial Co. Inc., 3.50%, 07/10/19	1,025	1,052
Glencore Funding LLC, 2.50%, 01/15/19 (e) (r)	1,975	1,976
MDC Holdings Inc.
5.63%, 02/01/20	1,250	1,331
5.50%, 01/15/24	775	756
6.00%, 01/15/43	975	826
MGM Resorts International, 6.63%, 12/15/21	1,400	1,495
NBCUniversal Media LLC, 4.38%, 04/01/21	1,600	1,783
Nielsen Finance LLC, 4.50%, 10/01/20	1,900	1,933
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,655
Sally Holdings LLC, 6.88%, 11/15/19	450	476
Time Warner Cable Inc.
7.30%, 07/01/38	1,476	1,990
5.88%, 11/15/40	600	718
5.50%, 09/01/41	503	577
Videotron Ltd., 5.00%, 07/15/22	1,850	1,905
		36,104
Consumer Staples - 1.9%
Constellation Brands Inc., 4.25%, 05/01/23	2,325	2,392
CVS Caremark Corp.
4.13%, 05/15/21	999	1,098
3.38%, 08/12/24	2,050	2,126
Kimberly-Clark Corp., 3.70%, 06/01/43	2,175	2,218
Pernod-Ricard SA, 4.45%, 01/15/22 (r)	1,900	2,059
Reynolds Group Issuer Inc.
7.88%, 08/15/19	100	106
5.75%, 10/15/20	2,275	2,352
SABMiller Holdings Inc., 4.95%, 01/15/42 (r)	625	702
Suntory Holdings Ltd., 2.55%, 09/29/19 (r)	2,050	2,085
Sysco Corp.
3.50%, 10/02/24	3,650	3,788
4.50%, 10/02/44	1,200	1,279
		20,205
Energy - 3.5%
Anadarko Petroleum Corp.
8.70%, 03/15/19	200	245
3.45%, 07/15/24 (e)	1,195	1,205
6.45%, 09/15/36	1,050	1,303
Antero Resources Corp., 5.63%, 06/01/23 (r)	2,100	2,082
Apache Corp.
3.25%, 04/15/22	675	686
4.75%, 04/15/43	150	157
4.25%, 01/15/44 (e)	1,475	1,451
Chesapeake Energy Corp., 5.75%, 03/15/23 (e)	1,975	1,926
ConocoPhillips Co.
3.35%, 11/15/24	1,610	1,659
4.15%, 11/15/34	825	877
Devon Energy Corp.
3.25%, 05/15/22	100	101
5.60%, 07/15/41	625	728
4.75%, 05/15/42	925	989
Enbridge Inc., 3.50%, 06/10/24	725	712
Energy Transfer Partners LP
5.20%, 02/01/22	325	354
3.60%, 02/01/23	310	307
Enterprise Products Operating LLC
3.35%, 03/15/23	335	339
3.75%, 02/15/25	220	228
8.38%, 08/01/66 (i)	2,450	2,582
7.03%, 01/15/68 (i)	1,550	1,676

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Kinder Morgan Inc., 5.05%, 02/15/46	2,500	2,497
Laredo Petroleum Inc., 6.25%, 03/15/23	300	299
MEG Energy Corp., 6.38%, 01/30/23 (r)	1,875	1,729
Penn Virginia Resource Partners LP, 8.38%, 06/01/20	1,500	1,635
Petrobras Global Finance BV, 4.88%, 03/17/20	860	772
Petroleos de Venezuela SA
6.00%, 05/16/24	440	142
6.00%, 11/15/26	310	97
5.38%, 04/12/27	140	43
5.50%, 04/12/37 (e)	30	9
Petroleos Mexicanos, 6.38%, 01/23/45	750	839
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (r)	1,020	1,151
Shell International Finance BV, 4.55%, 08/12/43	825	935
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24	500	513
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,334
Transocean Inc., 6.50%, 11/15/20 (e)	650	542
Valero Energy Corp., 3.65%, 03/15/25	1,550	1,580
Weatherford International Ltd., 9.63%, 03/01/19	875	1,002
Williams Partners LP
3.60%, 03/15/22	325	323
3.90%, 01/15/25	1,950	1,907
		36,956
Financials - 13.6%
Abbey National Treasury Services Plc, 4.00%, 04/27/16	2,075	2,140
AerCap Aviation Solutions BV, 6.38%, 05/30/17	200	212
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	2,000	2,027
American Express Co., 6.80%, 09/01/66 (i)	2,175	2,284
American International Group Inc., 4.50%, 07/16/44	525	564
American Tower Corp., 3.40%, 02/15/19	825	852
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	2,310	2,247
Australia & New Zealand Banking Group Ltd., 4.50%, 03/19/24 (r)	1,150	1,202
Bank of America Corp.
6.25% (callable at 100 beginning 09/05/24) (m)	1,125	1,146
6.50% (callable at 100 beginning 10/23/24) (m)	750	793
4.13%, 01/22/24	2,400	2,570
4.00%, 04/01/24	1,675	1,782
Bank of Montreal, 2.85%, 06/09/15 (r)	2,200	2,210
Bank of Nova Scotia, 1.65%, 10/29/15 (r)	600	604
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	300	324
Barclays Bank Plc, 2.50%, 02/20/19	1,775	1,811
Barclays Plc, 4.38%, 09/11/24	525	531
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	1,901	1,815
Canadian Imperial Bank of Commerce, 2.60%, 07/02/15 (r)	1,200	1,206
Citigroup Inc.
5.87% (callable at 100 beginning 03/27/20) (e) (m)	600	606
6.30% (callable at 100 beginning 05/15/24) (m)	375	383
6.13%, 11/21/17	1,010	1,122
3.38%, 03/01/23	1,500	1,537
Compass Bank
1.85%, 09/29/17	850	856
2.75%, 09/29/19	925	938
5.50%, 04/01/20	1,200	1,316
Credit Agricole SA, 4.38%, 03/17/25 (r)	1,975	1,997
Credit Suisse AG
7.50% (callable at 100 beginning 12/11/23) (m) (r)	1,275	1,369
6.50%, 08/08/23 (r)	1,100	1,256
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	825	811
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 03/26/25 (r)	3,050	3,083
Developers Diversified Realty Corp., 7.50%, 04/01/17 (e)	2,170	2,412
Discover Bank, 8.70%, 11/18/19	551	679
Discover Financial Services, 3.85%, 11/21/22	1,499	1,538
Education Realty Operating Partnership LP, 4.60%, 12/01/24	2,875	2,991
ERP Operating LP, 4.63%, 12/15/21	2,575	2,876
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,024
Ford Motor Credit Co. LLC
5.00%, 05/15/18	1,200	1,308
5.88%, 08/02/21	750	883
General Electric Capital Corp.
8.50%, 04/06/18, MXN	2,000	145
5.88%, 01/14/38	900	1,164
Geo Maquinaria, 9.63%, 05/02/21 (c) (d) (r)	270	8
HCP Inc., 6.00%, 01/30/17	1,375	1,485
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,876
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating Baa2) (p) (q), BRL	4,840	3,737
HSBC Holdings Plc
6.37% (callable at 100 beginning 03/30/25) (m)	1,600	1,636
6.37% (callable at 100 beginning 09/17/24) (m)	450	460
ING Bank NV, 4.12%, 11/21/23	2,875	2,975
Inter-American Development Bank
1.00%, 02/27/18	1,700	1,675
7.00%, 06/15/25	1,500	2,109
6.75%, 07/15/27	1,200	1,733
International Lease Finance Corp.
6.75%, 09/01/16 (r)	550	584
7.13%, 09/01/18 (r)	1,200	1,347
Intesa Sanpaolo SpA
3.13%, 01/15/16	1,825	1,850
2.38%, 01/13/17	975	987
3.88%, 01/16/18	3,400	3,564
5.02%, 06/26/24 (r)	1,200	1,228
Liberty Property LP, 4.75%, 10/01/20	1,500	1,640
Macquarie Bank Ltd.
2.60%, 06/24/19 (r)	175	178
6.63%, 04/07/21 (p) (q)	1,575	1,857
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,182
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (r)	2,125	2,172
Morgan Stanley
5.55% (callable at 100 beginning 07/15/20) (m)	2,125	2,146
3.88%, 04/29/24	1,150	1,209
3.70%, 10/23/24	6,625	6,907
4.30%, 01/27/45	975	1,010
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (e) (m)	1,310	1,379
Northern Rock Plc, 5.63%, 06/22/17 (r)	7,100	7,767
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,375	1,821

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
PNC Preferred Funding Trust II, 1.49%, (callable at 100 beginning 03/15/17) (e) (m) (r)	2,500	2,288
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,236
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	2,125	2,141
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (m) (r)	1,525	1,542
Royal Bank of Scotland Group Plc
2.55%, 09/18/15	2,175	2,191
9.50%, 03/16/22	700	789
6.00%, 12/19/23	675	750
Santander Bank NA, 2.00%, 01/12/18	1,675	1,682
Santander Holdings USA Inc., 4.63%, 04/19/16	715	742
Select Income REIT
2.85%, 02/01/18	325	328
3.60%, 02/01/20	575	590
4.15%, 02/01/22	800	803
Senior Housing Properties Trust, 3.25%, 05/01/19	1,100	1,117
Sovereign Bank, 8.75%, 05/30/18	700	826
Stadshypotek AB, 1.88%, 10/02/19 (e) (r)	4,300	4,329
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (r)	2,200	2,356
SunTrust Banks Inc., 2.35%, 11/01/18	2,775	2,818
Synchrony Financial, 3.00%, 08/15/19	1,525	1,558
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	1,440	1,626
Trust F/1401, 5.25%, 12/15/24 (r)	470	505
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (f) (p) (q), BRL	1,620	231
WEA Finance LLC, 3.75%, 09/17/24 (r)	1,800	1,862
		145,446
Health Care - 3.1%
Actavis Funding SCS
2.35%, 03/12/18	1,200	1,216
3.45%, 03/15/22	875	896
4.85%, 06/15/44	2,300	2,443
Bayer US Finance LLC, 3.00%, 10/08/21 (r)	2,900	3,000
Becton Dickinson and Co., 2.68%, 12/15/19	1,850	1,893
Cimarex Energy Co., 4.38%, 06/01/24	400	397
Community Health Systems Inc., 8.00%, 11/15/19	350	372
EMD Finance LLC, 2.95%, 03/19/22 (r)	3,650	3,693
Express Scripts Holding Co., 2.65%, 02/15/17	1,300	1,331
Forest Laboratories Inc.
4.38%, 02/01/19 (r)	4,074	4,364
5.00%, 12/15/21 (r)	1,700	1,890
HCA Holdings Inc., 7.75%, 05/15/21	225	239
HCA Inc., 5.88%, 03/15/22	2,150	2,376
Medtronic Inc.
2.50%, 03/15/20 (r)	675	690
3.15%, 03/15/22 (r)	1,200	1,246
VRX Escrow Corp.
5.38%, 03/15/20 (r)	600	606
5.88%, 05/15/23 (r)	800	820
6.13%, 04/15/25 (r)	850	881
Walgreens Boots Alliance Inc.
2.70%, 11/18/19	2,850	2,912
3.80%, 11/18/24	1,375	1,422
		32,687
Industrials - 0.6%
CITIC Ltd., 6.80%, 01/17/23	700	830
GE Capital Trust I, 6.37%, 11/15/67 (i)	1,374	1,487
General Electric Co., 3.50%, 10/02/18	2,055	2,106
Penske Truck Leasing Co. LP, 3.05%, 01/09/20 (p) (q)	2,400	2,440
		6,863
Information Technology - 0.4%
Hewlett-Packard Co.
3.00%, 09/15/16	1,675	1,719
2.60%, 09/15/17	1,100	1,127
2.75%, 01/14/19	1,025	1,051
		3,897
Materials - 0.6%
Eastman Chemical Co., 3.80%, 03/15/25	1,975	2,048
Ecolab Inc., 5.50%, 12/08/41	775	945
Freeport-McMoRan Inc., 5.40%, 11/14/34	2,125	1,943
LyondellBasell Industries NV, 5.00%, 04/15/19	525	579
Sappi Papier Holding GmbH, 7.75%, 07/15/17 (p) (q)	1,200	1,302
		6,817
Telecommunication Services - 2.5%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	9,650	634
AT&T Inc., 2.95%, 05/15/16	1,750	1,786
Crown Castle International Corp., 5.25%, 01/15/23	2,275	2,389
Digicel Ltd., 6.75%, 03/01/23 (e) (r)	1,550	1,502
Frontier Communications Corp., 8.50%, 04/15/20	1,825	2,048
Level 3 Financing Inc.
9.38%, 04/01/19	250	262
8.13%, 07/01/19	100	105
SoftBank Corp., 4.50%, 04/15/20 (r)	1,700	1,736
Verizon Communications Inc.
2.63%, 02/21/20	4,200	4,276
5.15%, 09/15/23	8,750	10,032
4.15%, 03/15/24	900	967
4.67%, 03/15/55 (p) (q)	1,023	1,002
Ymobile Corp., 8.25%, 04/01/18 (p) (q)	325	338
		27,077
Utilities - 0.5%
Arizona Public Service Co., 8.75%, 03/01/19	1,600	2,016
Consumers Energy Co, 3.95%, 05/15/43	2,125	2,249
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	800	813
		5,078
Total Corporate Bonds and Notes (cost $314,442)		321,130

Government and Agency Obligations - 64.1%

Government Securities - 44.6%
Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank
1.88%, 03/13/20	1,400	1,430
3.00%, 09/10/21 (e)	3,200	3,419
3.25%, 06/09/23	2,000	2,160
		7,009
Federal National Mortgage Association - 0.5% (w)
Federal National Mortgage Association
6.25%, 05/15/29	2,600	3,727
6.63%, 11/15/30	900	1,355
		5,082
Municipals - 1.6%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,141
Commonwealth of Puerto Rico
5.25%, 07/01/23 - 07/01/37	85	58

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
5.50%, 07/01/26 - 07/01/39	335	230
5.13%, 07/01/31 - 07/01/37	50	33
5.63%, 07/01/32	10	7
5.38%, 07/01/33	140	94
5.00%, 07/01/34 - 07/01/41	150	97
6.00%, 07/01/34 - 07/01/39	30	21
8.00%, 07/01/35	3,810	3,124
5.88%, 07/01/36	10	7
5.75%, 07/01/38 - 07/01/41	30	20
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.00%, 04/01/42 (i)	2,950	2,788
0.17%, 04/01/42 (i)	700	662
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	195	142
5.00%, 07/01/33	50	34
5.75%, 07/01/37	45	31
6.00%, 07/01/38 - 07/01/47	205	139
Puerto Rico Highways and Transportation Authority (insured by Assured Guaranty Municipal Corp.), 5.25%, 07/01/36	40	42
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	1,235	734
5.50%, 08/01/28 - 08/01/42	1,415	868
6.13%, 08/01/29	25	17
0.00%, 08/01/32 - 08/01/33 (k)	360	237
0.00%, 08/01/33 - 08/01/38 (j)	470	74
5.00%, 08/01/35 - 08/01/43	250	145
5.75%, 08/01/37	300	186
5.38%, 08/01/38 - 08/01/39	325	194
6.00%, 08/01/39 - 08/01/42	285	179
6.38%, 08/01/39	15	10
State of California
7.95%, 03/01/36	1,290	1,589
7.63%, 03/01/40	2,390	3,725
		16,628
Sovereign - 4.9%
Brazil Government International Bond, 4.25%, 01/07/25	690	676
Chile Government International Bond, 3.63%, 10/30/42	800	786
Colombia Government International Bond, 4.00%, 02/26/24 (e)	425	438
Costa Rica Government International Bond, 7.00%, 04/04/44	500	509
Croatia Government International Bond
6.63%, 07/14/20	290	322
5.50%, 04/04/23	400	425
Dominican Republic International Bond
14.50%, 02/10/23, DOP	1,200	32
8.63%, 04/20/27	396	470
7.45%, 04/30/44 (r)	1,400	1,578
Hashemite Kingdom of Jordan Government Bond, 2.50%, 10/30/20	5,000	5,228
Indonesia Government International Bond
5.38%, 10/17/23	200	224
4.13%, 01/15/25 (r)	560	575
International Finance Corp., 0.88%, 06/15/18	6,900	6,827
Israel Government AID Bond
5.50%, 09/18/23 - 04/26/24	5,000	6,234
5.50%, 12/04/23 (e)	500	625
Italy Buoni Poliennali Del Tesoro, 1.15%, 05/15/17, EUR	1,880	2,062
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,302
Mexico Bonos
6.50%, 06/10/21, MXN	6,507	446
8.00%, 12/07/23, MXN	6,841	512
7.50%, 06/03/27, MXN	5,200	378
8.50%, 05/31/29, MXN	3,453	274
Mexico Government International Bond, 4.75%, 03/08/44	2,670	2,803
Panama Government International Bond, 9.38%, 04/01/29	90	138
Province of Quebec, Canada, 4.60%, 05/26/15	1,475	1,484
Republic of Honduras, 8.75%, 12/16/20 (r)	370	410
Spain Government Bond
2.10%, 04/30/17, EUR	1,290	1,444
0.50%, 10/31/17 (p) (q), EUR	1,610	1,745
4.50%, 01/31/18, EUR	960	1,157
5.15%, 10/31/44 (r), EUR	30	55
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,420
3.88%, 02/15/21	3,700	4,132
5.98%, 04/01/36	1,250	1,728
4.63%, 09/15/60	800	937
Turkey Government International Bond
5.63%, 03/30/21	590	645
6.25%, 09/26/22	1,740	1,979
Venezuela Government International Bond
6.00%, 12/09/20	50	17
9.00%, 05/07/23	60	21
8.25%, 10/13/24	900	311
7.65%, 04/21/25	170	57
11.75%, 10/21/26	60	24
9.25%, 09/15/27 - 05/07/28	370	133
9.38%, 01/13/34	30	11
7.00%, 03/31/38	20	7
		52,581
Treasury Inflation Index Securities - 1.9%
U.S. Treasury Inflation Indexed Note
0.13%, 01/15/22 (n)	4,234	4,270
0.38%, 07/15/23 (n)	1,908	1,957
0.63%, 01/15/24 (n)	5,148	5,366
2.50%, 01/15/29 (n)	2,993	3,826
1.38%, 02/15/44 (n)	1,905	2,243
0.75%, 02/15/45 (n)	2,382	2,426
		20,088
U.S. Treasury Securities — 35.1%
U.S. Treasury Bond
6.13%, 11/15/27 (o)	21,000	30,381
3.00%, 05/15/42 (o)	7,900	8,621
3.63%, 08/15/43 (o)	36,500	44,610
3.75%, 11/15/43 (o)	11,000	13,744
3.63%, 02/15/44	9,800	11,990
3.38%, 05/15/44	13,200	15,474
3.00%, 11/15/44	14,400	15,780
2.50%, 02/15/45	7,700	7,634
U.S. Treasury Note
0.75%, 01/15/17	8,100	8,135
1.50%, 01/31/19 - 01/31/22	78,600	78,954
1.63%, 04/30/19 - 12/31/19	23,900	24,215
1.75%, 09/30/19 - 03/31/22	24,400	24,688
1.25%, 01/31/20	14,700	14,621
1.38%, 02/29/20 - 03/31/20 (e)	45,400	45,412
2.00%, 10/31/21	14,400	14,691
2.13%, 12/31/21	14,500	14,909
		373,859
U.S. Government Agency Mortgage-Backed Securities - 19.5%
Federal Home Loan Mortgage Corp. - 2.4%
Federal Home Loan Mortgage Corp.
3.11%, 02/25/23	1,500	1,590
3.97%, 03/25/25 (i)	700	705

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
5.00%, 03/01/26 - 06/01/41	3,376	3,755
5.50%, 04/01/28 - 02/01/39	1,882	2,124
3.00%, 03/01/32 - 03/01/43	3,866	3,958
2.76%, 01/01/37 (i)	618	667
6.00%, 08/01/37 - 05/01/40	1,565	1,778
6.50%, 01/01/38 - 12/01/38	1,243	1,492
7.00%, 02/01/39	1,032	1,198
4.50%, 11/01/40	7	7
REMIC, 3.03%, 10/25/20	4,700	4,996
REMIC, 1,156.50%, 06/15/21 (p) (q)	—	—
REMIC, 2.78%, 09/25/22	1,668	1,739
REMIC, 3.46%, 08/25/23 (i)	800	866
REMIC, Interest Only, 5.93%, 11/15/43 (i) (p) (q)	1,925	310
		25,185
Federal National Mortgage Association - 16.7%
Federal National Mortgage Association
2.80%, 03/01/18	2,391	2,485
5.00%, 03/01/18 - 10/01/41	3,822	4,223
3.74%, 05/01/18	1,417	1,513
3.84%, 05/01/18	1,790	1,924
4.50%, 08/01/18 - 08/01/41	3,590	3,959
6.50%, 02/01/19	—	—
4.51%, 06/01/19	4,400	4,791
3.42%, 10/01/20	1,114	1,198
3.63%, 12/01/20	798	868
4.38%, 06/01/21	3,336	3,747
3.83%, 07/01/21	1,585	1,738
5.50%, 09/01/23 - 12/01/39	5,279	5,825
6.00%, 01/01/24 - 05/01/41	23,872	27,246
1.37%, 07/25/24 (i)	421	421
1.67%, 02/25/25 (i)	299	300
8.00%, 08/01/29 - 01/01/31	43	48
7.00%, 07/01/32 - 03/01/39	612	733
2.11%, 11/01/35 (i)	37	39
2.35%, 05/01/36 (i)	274	289
2.53%, 05/01/36 (i)	246	265
2.56%, 08/01/36 (i)	216	231
2.43%, 09/01/36 (i)	229	243
4.00%, 08/01/39 - 12/01/44	4,983	5,428
3.00%, 08/01/42 - 07/01/43	23,796	24,437
3.00%, 04/15/45, TBA (g)	55,000	56,238
3.50%, 04/15/45, TBA (g)	20,000	21,012
5.00%, 04/15/45, TBA (g)	3,000	3,336
REMIC, 5.00%, 06/25/41 - 10/25/41	3,300	3,684
REMIC, 7.00%, 07/25/42 - 10/25/42	1,389	1,618
REMIC, Interest Only, 4.83%, 11/25/40 (i) (p) (q)	3,946	721
		178,560
Government National Mortgage Association - 0.4%
Government National Mortgage Association
3.95%, 07/15/25	739	798
6.00%, 06/15/34 - 11/15/38	85	96
5.00%, 06/15/40 - 05/15/41	1,620	1,816
5.00%, 04/15/45, TBA (g)	1,000	1,115
REMIC, Interest Only, 6.53%, 08/16/43 (i) (p) (q)	1,298	244
		4,069
Total Government and Agency Obligations (cost $654,249)		683,062
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Home Interior Gift Inc. (c) (f) (p) (q)	491	—
Total Common Stocks (cost $184)		—
Short Term Investments - 6.6%
Investment Company - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	11,319	11,319
Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	54,466	54,466
Treasury Securities - 0.4%
Mexico Cetes
0.20%, 04/01/15, MXN	2,110	1,383
0.20%, 06/25/15, MXN	1,589	1,034
0.00%, 07/02/15, MXN	987	641
0.21%, 10/01/15, MXN	997	643
		3,701
Total Short Term Investments (cost $69,552)		69,486
Total Investments - 113.0% (cost $1,169,916)		1,203,432
Other Assets and Liabilities, Net - (13.0%)		(138,094)
Total Net Assets - 100.0%		$1,065,338

JNL/Goldman Sachs Emerging Markets Debt Fund

Corporate Bonds and Notes - 25.7%
Argentina - 0.6%
Arcos Dorados Holdings Inc., 6.63%, 09/27/23 (r)	$1,845	$1,753
Transportadora de Gas del Sur SA, 9.63%, 05/14/20 (p) (q)	6	6
YPF SA, 8.88%, 12/19/18 (e)	1,770	1,843
		3,602
BANGLADESH - 0.2%
Banglalink Digital Communications Ltd., 8.63%, 05/06/19 (r)	890	912
Brazil - 1.6%
Banco do Brasil SA
6.25% (callable at 100 beginning 04/15/24) (e) (m)	2,130	1,424
9.00% (callable at 100 beginning 06/18/24) (e) (m)	1,210	1,043
Banco do Estado do Rio Grande do Sul SA, 7.38%, 02/02/22 (r)	1,670	1,568
Banco Santander Brasil SA, 8.00%, 03/18/16 (r), BRL	4,750	1,399
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28	910	869
Petrobras Global Finance BV, 4.25%, 10/02/23, EUR	550	521
Schahin II Finance Co SPV Ltd., 5.88%, 09/25/22 (e)	459	277
Tupy SA, 6.63%, 07/17/24 (r)	2,340	2,247
		9,348
Chile - 2.4%
AES Gener SA, 5.25%, 08/15/21	1,691	1,818
Corpbanca SA, 3.88%, 09/22/19 (r)	1,865	1,865
E.CL SA, 5.63%, 01/15/21 (e)	1,270	1,408
Embotelladora Andina SA, 5.00%, 10/01/23 (r)	810	889
Empresa de Transporte de Pasajeros Metro SA, 4.75%, 02/04/24 (r)	200	215
Empresa Electrica Angamos SA, 4.88%, 05/25/29 (r)	840	831
GNL Quintero SA, 4.63%, 07/31/29 (r)	3,940	4,093

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Sociedad Quimica y Minera de Chile SA
5.50%, 04/21/20 (r)	230	237
3.63%, 04/03/23	2,670	2,339
		13,695
China - 2.1%
361 Degrees International Ltd., 7.50%, 09/12/17, CNY	3,650	535
Biostime International Holdings Ltd., 0.00%, 02/20/19 (j) (v), HKD	6,000	724
CITIC Ltd.
8.62% (callable at 100 beginning 11/22/18) (m)	1,300	1,505
6.88%, 01/21/18	670	745
6.38%, 04/10/20	900	1,017
6.63%, 04/15/21	690	803
6.80%, 01/17/23	2,070	2,453
Country Garden Holdings Co. Ltd., 7.25%, 04/04/21	970	968
Golden Eagle Retail Group Ltd., 4.63%, 05/21/23	600	511
Parkson Retail Group Ltd., 4.50%, 05/03/18	400	367
Soho China Ltd., 7.13%, 11/07/22 (e)	860	869
Studio City Finance Ltd., 8.50%, 12/01/20 (r)	1,000	1,010
Sunac China Holdings Ltd., 9.38%, 04/05/18	340	337
Wanda Properties International Co. Ltd., 7.25%, 01/29/24 (e)	360	392
		12,236
Colombia - 0.7%
Banco de Bogota SA, 5.00%, 01/15/17	330	342
Bancolombia SA, 5.95%, 06/03/21	2,000	2,209
Ecopetrol SA, 5.88%, 09/18/23	150	161
Empresas Publicas de Medellin ESP, 7.63%, 07/29/19	710	836
Transportadora de Gas Internacional SA ESP, 5.70%, 03/20/22	470	494
		4,042
DOMINICAN REPUBLIC - 0.4%
Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	2,548	2,452

Guatemala - 0.6%
Agromercantil Senior Trust, 6.25%, 04/10/19 (r)	970	988
Central American Bottling Corp.
6.75%, 02/09/22 (r)	70	74
6.75%, 02/09/22	1,010	1,062
Comcel Trust, 6.88%, 02/06/24 (r)	1,150	1,225
		3,349
Hong Kong - 0.5%
Hutchison Whampoa International 10 Ltd., 6.00%, (callable at 100 beginning 10/28/15) (m)	420	429
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	556	553
Sun Hung Kai Properties Capital Market Ltd., 5.38%, 03/08/17	930	992
Wharf Finance Ltd., 4.63%, 02/08/17 (e)	960	1,005
		2,979
India - 0.6%
Greenko Dutch BV, 8.00%, 08/01/19 (r)	1,280	1,181
ICICI Bank Ltd., 6.37%, 04/30/22 (i)	840	874
State Bank of India, 6.44%, (callable at 100 beginning 05/15/17) (m)	1,380	1,411
		3,466
Indonesia - 0.3%
Bumi Capital Pte Ltd., 12.00%, 11/10/16 (d) (q)	100	31
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (d) (q)	2,320	743
TBG Global Pte Ltd., 5.25%, 02/10/22 (e)	970	969
		1,743
Ireland - 0.3%
Mobile Telesystems OJSC via MTS International Fund, 5.00%, 05/30/23	910	767
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18	1,100	1,031
		1,798
Israel - 1.1%
Delek & Avner Tamar Bond Ltd.
2.80%, 12/30/16 (r)	2,230	2,227
3.84%, 12/30/18 (e) (r)	2,170	2,172
Israel Electric Corp. Ltd.
5.63%, 06/21/18 (r)	830	883
7.25%, 01/15/19 (e)	740	831
7.75%, 12/15/27	250	314
		6,427
Italy - 0.5%
Wind Acquisition Finance SA
4.00%, 07/15/20 (r), EUR	270	293
7.38%, 04/23/21 (r)	2,750	2,853
		3,146
Jamaica - 0.7%
Digicel Group Ltd., 8.25%, 09/30/20 (e)	3,260	3,265
Digicel Ltd.
7.00%, 02/15/20 (p) (q)	200	204
6.75%, 03/01/23 (e) (r)	660	639
		4,108
JAPAN - 0.1%
Toyota Finance Australia Ltd., 3.76%, 07/20/17, MXN	11,420	730

KAZAKHSTAN - 0.6%
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	3,080	3,344

Luxembourg - 0.6%
Altice Financing SA
7.88%, 12/15/19	960	1,017
6.50%, 01/15/22 (r)	880	905
Altice Finco SA, 9.88%, 12/15/20	230	255
Millicom International Cellular SA, 4.75%, 05/22/20 (r)	790	773
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	600	615
		3,565
Mexico - 2.6%
America Movil SAB de CV, 6.00%, 06/09/19, MXN	42,240	2,777
Cemex Finance LLC, 5.25%, 04/01/21 (r), EUR	886	993
Cemex SAB de CV, 4.75%, 01/11/22 (r), EUR	340	373
Gruma SAB de CV
4.88%, 12/01/24	200	211
4.88%, 12/01/24 (r)	1,300	1,373
Grupo Cementos de Chihuahua SAB de CV, 8.13%, 02/08/20 (e) (r)	250	269
Grupo Televisa SAB, 6.00%, 05/15/18	1,974	2,239
Metalsa SA de CV, 4.90%, 04/24/23 (r)	985	933
Pemex Finance Ltd., 10.61%, 08/15/17	444	489
Petroleos Mexicanos, 7.47%, 11/12/26 (i), MXN	53,712	3,354

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21 (r)	790	826
Trust F/1401
5.25%, 12/15/24 (r)	1,000	1,075
6.95%, 01/30/44 (p) (q)	280	322
		15,234
NETHERLANDS - 0.0%
Indosat Palapa Co. BV, 7.38%, 07/29/20	184	192

NIGERIA - 0.1%
Helios Towers Finance Netherlands BV, 8.38%, 07/15/19	944	647

Paraguay - 0.6%
Banco Continental SAECA, 8.88%, 10/15/17	975	1,009
Banco Regional SAECA
8.13%, 01/24/19 (r)	1,950	2,065
8.13%, 01/24/19	406	430
		3,504
Peru - 1.7%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	3,130	3,521
Corp. Lindley SA, 6.75%, 11/23/21 (e)	4,185	4,651
Peru Enhanced Pass-Through Finance Ltd.
0.00%, 05/31/18 (j)	384	366
0.00%, 06/02/25 (j)	1,007	762
SAN Miguel Industrias Pet SA, 7.75%, 11/06/20 (r)	370	390
		9,690
Philippines - 1.4%
Alliance Global Group Inc., 6.50%, 08/18/17	1,500	1,596
Energy Development Corp., 6.50%, 01/20/21 (e)	3,120	3,424
San Miguel Corp., 4.88%, 04/26/23 (e)	1,139	1,068
SM Investments Corp., 5.50%, 10/13/17	480	505
SMC Global Power Holdings Corp., 7.50%, (callable at 100 beginning 11/07/19) (m)	1,250	1,306
		7,899
QATAR - 0.3%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.30%, 09/30/20	1,852	1,990

Russian Federation - 1.0%
EDC Finance Ltd., 4.88%, 04/17/20 (r)	580	480
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	1,679	1,343
6.00%, 11/27/23 (r)	290	250
Lukoil International Finance BV, 3.42%, 04/24/18	3,504	3,226
Phosagro OAO via Phosagro Bond Funding Ltd., 4.20%, 02/13/18 (r)	230	216
		5,515
Singapore - 0.2%
Olam International Ltd.
6.00%, 10/15/16 (v)	700	730
7.50%, 08/12/20	390	438
		1,168
South Africa - 1.0%
Transnet SOC Ltd.
10.80%, 11/06/23, ZAR	7,000	631
8.90%, 11/14/27, ZAR	47,000	3,722
10.00%, 03/30/29, ZAR	16,500	1,340
		5,693
SOUTH KOREA - 0.2%
SK E&S Co. Ltd., 4.88%, (callable at 100 beginning 11/26/19) (m)	850	848

THAILAND - 0.5%
Bank of Thailand, 3.22%, 03/01/16, THB	87,900	2,737

Turkey - 0.9%
Akbank TAS, 5.13%, 03/31/25 (r)	410	403
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 11/01/22 (e)	1,200	1,067
Arcelik AS, 5.00%, 04/03/23	480	458
Global Liman Isletmeleri
8.13%, 11/14/21	600	543
8.13%, 11/14/21 (r)	1,010	914
Turkiye Vakiflar Bankasi Tao, 3.75%, 04/15/18 (r)	1,590	1,560
		4,945
UKRAINE - 0.1%
MHP SA, 8.25%, 04/02/20	1,290	844

United Arab Emirates - 0.8%
Dolphin Energy Ltd., 5.50%, 12/15/21	930	1,069
Ruwais Power Co. PJSC, 6.00%, 08/31/36 (r)	3,130	3,694
		4,763
Venezuela - 0.2%
Petroleos de Venezuela SA
6.00%, 05/16/24	2,100	680
6.00%, 11/15/26	1,030	321
5.38%, 04/12/27	500	154
5.50%, 04/12/37 (e)	90	27
		1,182
VIETNAM - 0.2%
Debt and Asset Trading Corp., 1.00%, 10/10/25	2,190	1,207
Total Corporate Bonds and Notes (cost $155,501)		149,000

Government and Agency Obligations - 58.5%
Brazil - 8.2%
Brazil Inflation Indexed Notas do Tesouro Nacional, 6.00%, 08/15/16 - 08/15/50 (s), BRL	20,623	16,504
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/16 - 07/01/17 (j), BRL	36,886	9,071
Brazil Minas SPE via State of Minas Gerais, 5.33%, 02/15/28 (e) (r)	1,120	1,070
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/18 - 01/01/25, BRL	75,238	21,175
		47,820
Chile - 0.3%
Chile Government International Bond, 6.00%, 01/01/18, CLP	595,000	1,006
Inflation Indexed Bonos del Banco Central de Chile en UF, 3.00%, 03/01/22 (n), CLP	418,587	756
		1,762
Colombia - 3.3%
Colombia Government International Bond
12.00%, 10/22/15, COP	1,373,000	551
7.75%, 04/14/21, COP	1,138,000	489
4.38%, 03/21/23 (e), COP	102,000	36
Colombia TES
8.00%, 10/28/15, COP	2,397,400	938
7.25%, 06/15/16, COP	4,661,800	1,839
11.25%, 10/24/18, COP	242,300	109

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
7.00%, 05/04/22, COP	31,311,100	12,300
7.50%, 08/26/26, COP	3,835,300	1,498
6.00%, 04/28/28, COP	3,942,000	1,319
		19,079
COSTA RICA - 0.3%
Costa Rica Government International Bond, 7.16%, 03/12/45 (e) (r)	1,900	1,957

Croatia - 0.7%
Croatia Government International Bond
3.88%, 05/30/22, EUR	3,170	3,579
6.00%, 01/26/24	350	387
		3,966
Dominican Republic - 1.5%
Dominican Republic International Bond
16.95%, 02/04/22, DOP	79,900	2,390
14.50%, 02/10/23 (r), DOP	39,200	1,030
14.50%, 02/10/23, DOP	16,200	426
11.50%, 05/10/24, DOP	10,000	241
18.50%, 02/04/28 (r), DOP	72,300	2,268
6.85%, 01/27/45 (r)	2,050	2,152
		8,507
Hungary - 3.4%
Hungary Government Bond
5.50%, 12/20/18 - 06/24/25, HUF	542,080	2,249
6.50%, 06/24/19, HUF	999,420	4,150
3.50%, 06/24/20, HUF	1,181,920	4,406
7.50%, 11/12/20, HUF	543,700	2,419
7.00%, 06/24/22, HUF	681,780	3,036
6.75%, 10/22/28, HUF	373,990	1,806
Hungary Government International Bond, 6.00%, 11/24/23, HUF	336,930	1,454
		19,520
Indonesia - 0.4%
Indonesia Government International Bond, 11.63%, 03/04/19	400	533
Indonesia Treasury Bond
7.88%, 04/15/19 (r), IDR	19,500,000	1,526
6.13%, 05/15/28, IDR	3,000	—
Perusahaan Penerbit SBSN Indonesia, 4.35%, 09/10/24 (r)	450	463
		2,522
LATVIA - 0.1%
Republic of Latvia, 5.25%, 02/22/17	490	526

Malaysia - 2.4%
Malaysia Government Bond
3.26%, 03/01/18, MYR	3,240	871
3.65%, 10/31/19, MYR	11,430	3,095
4.38%, 11/29/19, MYR	3,400	947
3.89%, 07/31/20, MYR	7,460	2,032
4.16%, 07/15/21, MYR	5,600	1,545
4.05%, 09/30/21, MYR	1,630	447
3.48%, 03/15/23, MYR	1,520	400
4.50%, 04/15/30, MYR	14,400	4,036
Malaysia Government Investment Issue, 4.44%, 05/22/24, MYR	2,430	675
		14,048
Mexico - 6.0%
Mexico Bonos
6.25%, 06/16/16, MXN	33	2
7.75%, 12/14/17, MXN	116,468	8,252
4.75%, 06/14/18, MXN	177,326	11,631
8.00%, 06/11/20 - 12/07/23, MXN	17,706	1,298
6.50%, 06/10/21 - 06/09/22, MXN	115,792	7,936
10.00%, 12/05/24, MXN	19,288	1,642
7.50%, 06/03/27, MXN	2,550	186
Mexico Government Inflation Indexed Bond
5.00%, 06/16/16 (n), MXN	21,381	1,467
3.50%, 12/14/17 (n), MXN	2,886	199
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	24,626	1,842
4.00%, 11/08/46 (n), MXN	2,445	176
		34,631
NIGERIA - 0.1%
Nigeria Government Bond, 16.00%, 06/29/19, NGN	73,000	378

Peru - 1.3%
Peru Government International Bond
5.70%, 08/12/24 (r), PEN	11,820	3,769
8.20%, 08/12/26, PEN	2,851	1,080
6.95%, 08/12/31, PEN	6,304	2,093
6.85%, 02/12/42, PEN	1,049	342
		7,284
Poland - 4.4%
Poland Government Bond
5.25%, 10/25/20, PLN	2,920	902
5.75%, 10/25/21 - 09/23/22, PLN	31,187	10,146
4.00%, 10/25/23, PLN	15,890	4,783
3.25%, 07/25/25, PLN	32,940	9,438
		25,269
Puerto Rico - 1.2%
Commonwealth of Puerto Rico
5.25%, 07/01/27 - 07/01/37	100	66
5.13%, 07/01/31 - 07/01/37	45	30
5.50%, 07/01/32 - 07/01/39	340	229
5.63%, 07/01/32	20	14
6.00%, 07/01/34 - 07/01/39	385	264
8.00%, 07/01/35	3,465	2,841
5.88%, 07/01/36	20	14
5.75%, 07/01/38 - 07/01/41	95	64
5.00%, 07/01/41	95	61
Puerto Rico Commonwealth Aqueduct & Sewer Authority
5.50%, 07/01/28	25	18
5.00%, 07/01/33	65	44
5.75%, 07/01/37	140	96
6.00%, 07/01/38 - 07/01/44	280	191
Puerto Rico Sales Tax Financing Corp.
5.25%, 08/01/27 - 08/01/43	720	430
5.50%, 08/01/28 - 08/01/42	1,490	935
6.13%, 08/01/29	60	41
0.00%, 08/01/32 - 08/01/33 (k)	840	550
0.00%, 08/01/35 - 08/01/38 (j)	165	21
5.75%, 08/01/37	250	155
5.38%, 08/01/38 - 08/01/39	315	188
6.00%, 08/01/39 - 08/01/42	655	410
6.38%, 08/01/39	55	35
5.00%, 08/01/43	95	55
		6,752
Romania - 1.3%
Romania Government Bond
5.90%, 07/26/17, RON	12,310	3,261
4.75%, 06/24/19, RON	5,810	1,550
5.95%, 06/11/21, RON	9,330	2,684
5.85%, 04/26/23, RON	150	44
		7,539

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Russian Federation - 3.0%
AHML Finance Ltd., 7.75%, 02/13/18 (r), RUB	90,600	1,313
Russia Federal Bond
7.60%, 04/14/21 (i), RUB	11,090	155
7.00%, 08/16/23 (i), RUB	247,580	3,212
Russia Government Bond
6.20%, 01/31/18 (i), RUB	90,690	1,346
7.60%, 07/20/22 (i), RUB	131,020	1,787
7.00%, 01/25/23 (i), RUB	146,110	1,908
7.05%, 01/19/28 (i), RUB	272,850	3,270
Russia Government International Bond, 7.85%, 03/10/18, RUB	305,000	4,711
		17,702
South Africa - 2.5%
South Africa Government Bond
8.00%, 12/21/18 - 01/31/30, ZAR	25,240	2,074
7.75%, 02/28/23, ZAR	17,080	1,422
10.50%, 12/21/27, ZAR	45,180	4,491
8.25%, 03/31/32, ZAR	25,665	2,081
8.50%, 01/31/37, ZAR	1,810	151
8.75%, 01/31/44 - 02/28/49, ZAR	51,990	4,430
		14,649
Thailand - 6.0%
Thailand Government Bond
3.13%, 12/11/15, THB	36,710	1,139
3.25%, 06/16/17, THB	90,800	2,877
3.88%, 06/13/19, THB	54,810	1,798
3.65%, 12/17/21, THB	466,490	15,379
3.63%, 06/16/23, THB	39,090	1,292
3.58%, 12/17/27, THB	103,880	3,424
3.78%, 06/25/32, THB	20,200	644
Thailand Government Inflation Indexed Bond
1.20%, 07/14/21 (n), THB	120,116	3,535
1.25%, 03/12/28 (n), THB	163,710	4,551
		34,639
Turkey - 6.1%
Turkey Government Bond
9.00%, 03/08/17 - 07/24/24 (i), TRY	20,020	7,929
8.30%, 06/20/18 (i), TRY	17,385	6,683
8.80%, 11/14/18 (i), TRY	3,260	1,272
10.40%, 03/27/19 - 03/20/24 (i), TRY	22,790	9,453
8.50%, 07/10/19 (i), TRY	20,840	8,075
7.40%, 02/05/20 (i), TRY	2,660	986
9.50%, 01/12/22 (i), TRY	500	204
7.10%, 03/08/23 (i), TRY	1,640	587
		35,189
United States of America - 5.9%
U.S. Treasury Bond
3.00%, 11/15/44 (o)	2,400	2,630
2.50%, 02/15/45	3,900	3,866
U.S. Treasury Note
1.50%, 11/30/19 (o)	10,600	10,679
1.25%, 01/31/20	2,200	2,188
1.38%, 02/29/20 (e)	3,000	3,001
1.38%, 03/31/20	6,500	6,501
1.50%, 01/31/22	3,300	3,257
1.75%, 03/31/22	2,100	2,105
		34,227
Venezuela - 0.2%
Venezuela Government International Bond
7.75%, 10/13/19	610	220
6.00%, 12/09/20	120	41
9.00%, 05/07/23	190	68
8.25%, 10/13/24	1,260	435
7.65%, 04/21/25	190	64
11.75%, 10/21/26	60	24
9.25%, 05/07/28	700	250
9.38%, 01/13/34	70	26
7.00%, 03/31/38	30	10
		1,138
Total Government and Agency Obligations (cost $396,146)		339,104

Credit Linked Structured Notes - 11.5%
Colombia - 2.1%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (p), COP	1,642,000	800
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (p), COP	4,514,000	2,243
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	10,289,000	4,832
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	4,350
		12,225
Indonesia - 8.4%
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	6,811
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	1,703
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating Baa3) (r), IDR	17,900,000	1,313
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating Baa3) (r), IDR	13,600,000	1,090
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) (q), IDR	71,400,000	5,715
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.00%, 07/18/17, Moody’s rating Baa3) (r), IDR	65,000,000	5,293
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 10.75%, 05/17/16, Moody’s rating Baa3) (r), IDR	86,000,000	6,870
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.13%, 05/17/28, Moody’s rating Baa3) (r), IDR	27,187,000	1,829
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	46,000,000	3,131
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (r), IDR	2,800,000	191
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 7.88%, 04/15/19, Moody’s rating Baa3) (r), IDR	21,400,000	1,677
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	71,238,000	6,118
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	16,646,000	1,429

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	5,254,000	451
Standard Chartered Bank Credit Linked Note (Indonesia Government, 9.00%, 03/15/29, Moody’s rating Baa3) (r), IDR	33,900,000	2,905
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 6.63%, 05/15/33, Moody’s Rating Baa3) (r), IDR	18,684,000	1,272
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/2029, Moody’s Rating Baa3) (r), IDR	4,261,000	366
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/2029, Moody’s Rating Baa3) (r), IDR	9,900,000	850
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/29, Moody’s Rating Baa3) (r), IDR	26,163,000	2,247
Standard Chartered Bank Credit Linked Note (Republic of Indonesia, 9.00%, 03/15/29, Moody’s Rating Baa3) (r), IDR	5,908,000	507
		51,769
Nigeria - 0.3%
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 10.00%, 07/23/30, Moody’s rating N/A) (r), NGN	276,000	915
Citigroup Funding Inc. Credit Linked Note (Federal Republic of Nigeria, 16.00%, 07/03/19, Moody’s rating N/A) (r), NGN	115,000	595
HSBC Bank Credit Linked Note (Federal Republic of Nigeria, 7.00%, 10/23/19, Moody’s rating N/A) (r), NGN	97,580	364
		1,874
Zambia - 0.2%
Citigroup Inc. Credit Linked Note (Republic of Zambia, 0.00%, 05/18/15, Moody’s Rating N/A) (j) (r), ZMW	3,160	406
Standard Charter Bank Credit Linked Note (Republic of Zambia, 11.00%, 02/16/19, Moody’s Rating N/A) (r), ZMW	1,690	163
Standard Chartered Bank Credit Linked Note (Republic of Zambia, 13.00%, 08/29/24, Moody’s Rating N/A) (r), ZMW	3,470	292
		861
Total Credit Linked Structured Notes (cost $87,246)		66,728

Common Stocks - 0.0%
HONG KONG - 0.0%
New Cotai LLC (c) (f)	—	28
Total Common Stocks (cost $0)		28

Short Term Investments - 4.7%
Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	16,684	16,684
Treasury Securities - 1.7%
Israel Treasury Bill, 0.12%, 05/06/15, ILS	17,740	4,457
Mexico Cetes
0.20%, 04/01/15, MXN	1,701	1,115
0.20%, 06/11/15, MXN	5,185	3,378
0.00%, 07/02/15, MXN	795	517
0.21%, 10/01/15, MXN	803	518
		9,985
Total Short Term Investments (cost $27,266)		26,669
Total Investments - 100.4% (cost $666,159)		581,529
Other Assets and Liabilities, Net - (0.4%)		(2,046)
Total Net Assets - 100.0%		$579,483

JNL/Goldman Sachs Mid Cap Value Fund

Common Stocks - 96.6%
Consumer Discretionary - 15.5%
AMC Networks Inc. - Class A (c)	107	$8,230
American Axle & Manufacturing Holdings Inc. (c)	11	285
Best Buy Co. Inc.	255	9,624
CST Brands Inc.	4	170
Diamond Resorts International Inc. (c)	19	641
Dick’s Sporting Goods Inc.	6	327
Discovery Communications Inc. - Class A (c)	283	8,700
Expedia Inc.	120	11,262
Fossil Group Inc. (c)	99	8,138
Gannett Co. Inc.	14	531
Gap Inc.	470	20,373
Gildan Activewear Inc.	21	616
GNC Holdings Inc. - Class A	133	6,546
HanesBrands Inc.	24	788
HSN Inc.	4	282
Jack in the Box Inc.	7	631
Jarden Corp. (c)	18	952
Kate Spade & Co. (c)	232	7,746
Lear Corp.	7	796
Lennar Corp. - Class A	12	599
Liberty Broadband Corp. (c)	46	2,588
Liberty Interactive Corp. - Interactive Class A (c)	315	9,204
Liberty Media Corp. - Class C (c)	202	7,715
Liberty Ventures - Class A (c)	3	133
Lions Gate Entertainment Corp.	9	317
Lithia Motors Inc. - Class A	5	536
Live Nation Inc. (c)	29	741
Madison Square Garden Inc. - Class A (c)	6	541
MGM Resorts International (c)	555	11,662
Mohawk Industries Inc. (c)	56	10,434
Office Depot Inc. (c)	46	422
Pandora Media Inc. (c) (e)	483	7,830
Scripps Networks Interactive Inc.	113	7,721
Staples Inc.	925	15,058
Starwood Hotels & Resorts Worldwide Inc.	102	8,518
Toll Brothers Inc. (c)	280	11,009
Urban Outfitters Inc. (c)	162	7,381
Vail Resorts Inc.	4	443
Vista Outdoor Inc. (c)	252	10,771
Williams-Sonoma Inc.	4	290
		200,551
Consumer Staples - 6.3%
ConAgra Foods Inc.	503	18,357
Energizer Holdings Inc.	137	18,858
Hain Celestial Group Inc. (c)	6	358
Hormel Foods Corp.	10	544
Molson Coors Brewing Co.	172	12,836
Pinnacle Foods Inc.	12	478
Rite Aid Corp. (c)	62	538
Spectrum Brands Holdings Inc.	7	660

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Tyson Foods Inc. - Class A	441	16,878
Whole Foods Market Inc.	230	11,974
		81,481
Energy - 4.4%
Devon Energy Corp.	318	19,154
Laredo Petroleum Holdings Inc. (c) (e)	9	115
Oil States International Inc. (c)	11	442
Pioneer Natural Resources Co.	79	12,890
QEP Resources Inc.	33	695
Rice Energy Inc. (c) (e)	26	562
SM Energy Co.	17	862
Southwestern Energy Co. (c)	738	17,109
Weatherford International Plc (c)	421	5,183
		57,012
Financials - 27.7%
Allied World Assurance Co. Holdings Ltd.	21	846
American Campus Communities Inc.	13	554
American Equity Investment Life Holding Co.	24	694
AmTrust Financial Services Inc. (e)	7	426
Ares Capital Corp.	10	174
Arthur J Gallagher & Co.	284	13,270
BancorpSouth Inc.	20	470
Bank of Hawaii Corp. (e)	14	832
Bank of the Ozarks Inc.	17	639
BankUnited Inc.	19	625
Brixmor Property Group Inc.	847	22,489
CBL & Associates Properties Inc.	41	815
Citizens Financial Group Inc.	553	13,348
CNO Financial Group Inc.	46	787
DDR Corp.	793	14,759
E*TRADE Financial Corp. (c)	26	731
East West Bancorp Inc.	18	743
Empire State Realty Trust Inc. - Class A	43	809
Endurance Specialty Holdings Ltd.	10	603
Everest Re Group Ltd. (e)	84	14,669
Fifth Third Bancorp	555	10,453
First Cash Financial Services Inc. (c)	4	194
First Horizon National Corp.	575	8,216
Genworth Financial Inc. - Class A (c)	745	5,448
Glacier Bancorp Inc.	13	320
Hanover Insurance Group Inc.	8	545
HCC Insurance Holdings Inc.	13	762
Highwoods Properties Inc.	23	1,069
Huntington Bancshares Inc.	1,914	21,145
Invesco Ltd.	345	13,680
Kennedy-Wilson Holdings Inc.	12	315
Lincoln National Corp.	409	23,497
MarketAxess Holdings Inc.	3	230
Mid-America Apartment Communities Inc.	76	5,872
National Health Investors Inc.	8	535
Navient Corp.	1,100	22,372
OM Asset Management Plc	20	364
PacWest Bancorp	18	856
Pebblebrook Hotel Trust	27	1,241
Post Properties Inc.	19	1,071
Principal Financial Group Inc.	301	15,450
PrivateBancorp Inc.	21	722
ProAssurance Corp.	8	356
Prosperity Bancshares Inc.	7	384
PS Business Parks Inc.	6	511
Radian Group Inc. (e)	40	668
Raymond James Financial Inc.	289	16,428
RLJ Lodging Trust	383	11,989
Signature Bank (c)	66	8,534
SLM Corp.	1,786	16,577
Starwood Property Trust Inc.	708	17,212
Stifel Financial Corp. (c)	10	560
Strategic Hotels & Resorts Inc. (c)	50	622
Texas Capital Bancshares Inc. (c)	4	172
Torchmark Corp.	14	787
UMB Financial Corp.	7	393
Unum Group	183	6,159
Validus Holdings Ltd.	242	10,188
Voya Financial Inc.	264	11,398
Webster Financial Corp.	19	708
WR Berkley Corp.	12	603
XL Group Plc	397	14,628
Zions Bancorp	644	17,386
		358,903
Health Care - 9.7%
Air Methods Corp. (c)	12	542
Allscripts-Misys Healthcare Solutions Inc. (c)	805	9,629
Bruker Corp. (c)	28	515
Cardinal Health Inc.	185	16,702
Catalent Inc. (c)	13	412
CIGNA Corp.	171	22,194
Endo International Plc (c)	157	14,064
Envision Healthcare Holdings Inc. (c)	290	11,122
HCA Holdings Inc. (c)	116	8,762
HealthSouth Corp.	16	689
Laboratory Corp. of America Holdings (c)	123	15,527
Ligand Pharmaceuticals Inc. (c) (e)	2	154
Mylan NV (c)	139	8,231
PerkinElmer Inc.	6	309
Tornier BV (c) (e)	13	329
Zimmer Holdings Inc.	147	17,241
		126,422
Industrials - 10.4%
Actuant Corp. - Class A	12	276
AO Smith Corp.	6	402
Armstrong World Industries Inc. (c)	186	10,696
Carlisle Cos. Inc.	14	1,273
Curtiss-Wright Corp.	6	440
Esterline Technologies Corp. (c)	10	1,152
Fortune Brands Home & Security Inc.	359	17,022
Graco Inc.	4	256
Hertz Global Holdings Inc. (c)	697	15,101
Hubbell Inc. - Class B	4	439
Jacobs Engineering Group Inc. (c)	127	5,724
Kansas City Southern	116	11,870
Kennametal Inc.	11	374
Kirby Corp. (c)	130	9,769
Lincoln Electric Holdings Inc.	6	384
Orbital ATK Inc.	89	6,815
Pall Corp.	6	578
Quanta Services Inc. (c)	13	368
Sensata Technologies Holding NV (c)	8	459
Terex Corp.	463	12,300
Textron Inc.	319	14,148
Timken Co.	11	455
Triumph Group Inc.	171	10,231
United Continental Holdings Inc. (c)	187	12,556
Waste Connections Inc.	9	449
WESCO International Inc. (c) (e)	10	668
West Corp.	11	386
Xylem Inc.	11	390
		134,981
Information Technology - 11.6%
Altera Corp.	358	15,347
Anixter International Inc. (c)	6	426
AOL Inc. (c)	146	5,783

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Atmel Corp.	1,237	10,178
Avnet Inc.	7	312
Broadcom Corp.	435	18,842
Broadridge Financial Solutions Inc.	7	410
Brocade Communications Systems Inc.	1,022	12,124
Check Point Software Technologies Ltd. (c)	88	7,229
Citrix Systems Inc. (c)	163	10,417
Cypress Semiconductor Corp.	26	362
DST Systems Inc.	3	372
IAC/InterActiveCorp.	13	851
Informatica Corp. (c)	166	7,301
Ingram Micro Inc. - Class A (c)	27	683
Intersil Corp. - Class A	23	336
JDS Uniphase Corp. (c)	46	602
Juniper Networks Inc.	410	9,254
Maxim Integrated Products Inc.	296	10,298
PTC Inc. (c)	10	356
Semtech Corp. (c)	11	293
Solera Holdings Inc.	6	303
SS&C Technologies Holdings Inc.	3	158
Synopsys Inc. (c)	11	512
Teradyne Inc.	15	287
Vantiv Inc. - Class A (c)	9	332
Verint Systems Inc. (c)	7	406
Vishay Intertechnology Inc. (e)	23	314
VMware Inc. - Class A (c)	163	13,328
WEX Inc. (c)	64	6,846
Xerox Corp.	1,240	15,939
		150,201
Materials - 4.5%
AK Steel Holding Corp. (c) (e)	27	121
Ashland Inc. (e)	4	494
Axalta Coating Systems Ltd. (c)	310	8,558
Berry Plastics Group Inc. (c)	16	583
Carpenter Technology Corp.	41	1,582
Celanese Corp. - Class A	156	8,715
CF Industries Holdings Inc.	48	13,705
Cytec Industries Inc.	8	456
Eagle Materials Inc.	4	360
MeadWestvaco Corp.	9	433
Methanex Corp.	6	307
Packaging Corp. of America	167	13,054
PolyOne Corp.	17	622
Reliance Steel & Aluminum Co.	65	3,940
Rock-Tenn Co. - Class A	1	80
RPM International Inc.	8	389
Steel Dynamics Inc.	19	387
Valspar Corp.	49	4,147
WR Grace & Co. (c)	3	330
		58,263
Utilities - 6.5%
Aqua America Inc.	17	451
Atmos Energy Corp.	15	851
CMS Energy Corp.	21	748
FirstEnergy Corp.	537	18,836
IDACORP Inc.	9	569
NRG Energy Inc.	423	10,645
OGE Energy Corp.	14	427
PG&E Corp.	281	14,920
Pinnacle West Capital Corp.	9	550
Questar Corp.	31	747
SCANA Corp. (e)	204	11,219
Sempra Energy	218	23,812
Vectren Corp.	14	619
Westar Energy Inc.	14	524
		84,918
Total Common Stocks (cost $1,135,578)		1,252,732

Short Term Investments - 3.2%
Investment Company - 2.6%
JNL Money Market Fund, 0.01% (a) (h)	33,545	33,545

Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	8,504	8,504
Total Short Term Investments (cost $42,049)		42,049
Total Investments - 99.8% (cost $1,177,627)		1,294,781
Other Assets and Liabilities, Net - 0.2%		2,148
Total Net Assets - 100.0%		$1,296,929

JNL/Goldman Sachs U.S. Equity Flex Fund

Common Stocks - 120.9%
Consumer Discretionary - 23.7%
Amazon.com Inc. (c)	13	$5,008
Best Buy Co. Inc. (e)	60	2,264
CBS Corp. - Class B	50	3,048
Comcast Corp. - Class A	90	5,056
Expedia Inc.	63	5,887
Fossil Group Inc. (c)	42	3,504
Gap Inc. (e)	217	9,408
General Motors Co.	104	3,912
Liberty Global Plc - Class C (c)	71	3,523
MGM Resorts International (c) (e)	164	3,441
Mohawk Industries Inc. (c)	16	2,887
Pandora Media Inc. (c) (e)	183	2,974
SFX Entertainment Inc. (c) (e)	389	1,592
Staples Inc.	301	4,903
Starwood Hotels & Resorts Worldwide Inc.	21	1,763
TJX Cos. Inc.	68	4,767
Twenty-First Century Fox Inc. - Class B (o)	258	8,474
Urban Outfitters Inc. (c) (e)	60	2,751
Viacom Inc. - Class B	110	7,540
Yum! Brands Inc.	55	4,365
		87,067
Consumer Staples - 9.6%
Anheuser-Busch InBev NV - ADR	16	1,902
ConAgra Foods Inc.	149	5,438
Constellation Brands Inc. - Class A (c)	28	3,213
Energizer Holdings Inc.	15	2,106
JM Smucker Co. (e)	18	2,060
Molson Coors Brewing Co.	30	2,240
Mondelez International Inc. - Class A	167	6,010
Procter & Gamble Co.	34	2,752
Tyson Foods Inc.	85	3,247
Unilever NV - ADR	58	2,430
Whole Foods Market Inc.	75	3,898
		35,296
Energy - 6.6%
Devon Energy Corp. (o)	153	9,204
Exxon Mobil Corp.	85	7,220
Southwestern Energy Co. (c) (e)	327	7,577
		24,001
Financials - 19.8%
Affiliated Managers Group Inc. (c)	16	3,457
AFLAC Inc.	84	5,377

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
American International Group Inc.	123	6,720
Ameriprise Financial Inc.	24	3,147
Bank of America Corp. (o)	605	9,305
Blackstone Mortgage Trust Inc. - Class A (e)	142	4,026
Capital One Financial Corp.	18	1,404
Citigroup Inc.	116	5,968
Citizens Financial Group Inc.	152	3,658
Fifth Third Bancorp	195	3,676
Hartford Financial Services Group Inc.	89	3,718
JPMorgan Chase & Co. (o)	149	9,038
Navient Corp.	124	2,515
Prudential Financial Inc. (o)	102	8,185
Travelers Cos. Inc.	24	2,561
		72,755
Health Care - 20.9%
Actavis Plc (c) (o)	21	6,194
Aetna Inc.	29	3,068
Amgen Inc.	19	2,983
Bristol-Myers Squibb Co.	22	1,414
Celgene Corp. (c)	27	3,103
Eli Lilly & Co.	17	1,246
Express Scripts Holding Co. (c)	84	7,303
Gilead Sciences Inc. (c)	32	3,162
Johnson & Johnson	76	7,671
Medtronic Plc	114	8,879
Merck & Co. Inc.	49	2,827
Mylan NV (c)	108	6,401
Pfizer Inc. (o)	276	9,614
UnitedHealth Group Inc.	36	4,251
Vertex Pharmaceuticals Inc. (c)	26	3,025
Walgreens Boots Alliance Inc. (o)	65	5,507
		76,648
Industrials - 10.5%
Boeing Co.	30	4,431
Caterpillar Inc. (e)	32	2,563
Eaton Corp. Plc	63	4,300
General Electric Co. (o)	595	14,771
Hertz Global Holdings Inc. (c) (e)	254	5,498
Timken Co.	44	1,852
United Parcel Service Inc. - Class B	53	5,112
		38,527
Information Technology - 25.6%
Activision Blizzard Inc.	180	4,097
Adobe Systems Inc. (c)	44	3,234
Apple Inc. (o)	115	14,305
Cisco Systems Inc.	218	6,014
eBay Inc. (c)	77	4,460
EMC Corp. (o)	395	10,098
Google Inc. - Class A (c)	28	15,282
Google Inc. - Class C (c)	4	2,423
Intel Corp.	119	3,725
Maxim Integrated Products Inc. (o)	135	4,707
Microsoft Corp.	213	8,669
NetApp Inc.	89	3,146
Red Hat Inc. (c)	52	3,972
SAP AG - ADR	80	5,785
Vantiv Inc. - Class A (c)	101	3,797
		93,714
Materials - 0.6%
Carpenter Technology Corp. (e)	14	553
Eastman Chemical Co.	24	1,687
		2,240
Telecommunication Services - 2.1%
Verizon Communications Inc.	161	7,831

Utilities - 1.5%
FirstEnergy Corp.	39	1,377
NextEra Energy Inc.	16	1,619
PG&E Corp.	47	2,510
		5,506
Total Common Stocks (cost $410,156)		443,585
Short Term Investments - 2.3%
Investment Company - 2.3%
JNL Money Market Fund, 0.01% (a) (h)	8,630	8,630
Total Short Term Investments (cost $8,630)		8,630
Total Investments - 123.2% (cost $418,786)		452,215
Total Securities Sold Short - (22.7%) (proceeds $76,577)		(83,384)
Other Assets and Liabilities, Net - (0.5%)		(1,853)
Total Net Assets - 100.0%		$366,978

Securities Sold Short - 22.7%
Common Stocks - 22.7%
Consumer Discretionary - 5.4%
AutoZone Inc.	2	$1,216
Chipotle Mexican Grill Inc. - Class A	2	1,126
Coach Inc.	35	1,465
Garmin Ltd.	15	705
Interpublic Group of Cos. Inc.	51	1,125
Kohl’s Corp.	25	1,969
Marriott International Inc. - Class A	17	1,362
Meredith Corp.	17	968
Target Corp.	44	3,602
Time Warner Inc.	24	1,987
Walt Disney Co.	25	2,611
Wynn Resorts Ltd.	4	562
Zumiez Inc.	30	1,201
		19,899
Consumer Staples - 2.3%
Archer-Daniels-Midland Co.	30	1,418
Campbell Soup Co.	38	1,783
Clorox Co.	32	3,508
General Mills Inc.	33	1,842
		8,551
Energy - 2.0%
Chevron Corp.	11	1,118
Murphy Oil Corp.	22	1,019
Phillips 66	36	2,865
Valero Energy Corp.	37	2,369
		7,371
Financials - 3.3%
ACE Ltd.	7	803
Apartment Investment & Management Co.	26	1,034
Chubb Corp.	14	1,413
FirstMerit Corp.	95	1,808
Government Properties Income Trust	111	2,536
Janus Capital Group Inc.	101	1,742
People’s United Financial Inc.	92	1,400
Valley National Bancorp	153	1,442
		12,178
Health Care - 1.2%
AmerisourceBergen Corp.	9	1,014
Anthem Inc.	5	726
Baxter International Inc.	8	529
Edwards Lifesciences Corp.	9	1,309

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Teva Pharmaceutical Industries Ltd. - ADR	12	727
		4,305
Industrials - 1.5%
Deere & Co.	10	898
Lockheed Martin Corp.	9	1,737
Northrop Grumman Systems Corp.	10	1,645
Precision Castparts Corp.	6	1,238
		5,518
Information Technology - 5.4%
Corning Inc.	108	2,455
FactSet Research Systems Inc.	19	3,042
Flextronics International Ltd.	226	2,871
International Business Machines Corp.	14	2,309
Micron Technology Inc.	47	1,272
Paychex Inc.	40	1,976
Texas Instruments Inc.	58	3,333
Total System Services Inc.	68	2,593
		19,851
Materials - 0.7%
Allegheny Technologies Inc.	25	749
Freeport-McMoran Inc.	101	1,912
		2,661
Telecommunication Services - 0.3%
CenturyLink Inc.	28	984

Utilities - 0.6%
Southern Co.	47	2,066
Total Securities Sold Short - 22.7% (proceeds $76,577)		$83,384

JNL/Invesco Global Real Estate Fund

Common Stocks - 97.6%
Australia - 5.8%
Dexus Property Group	2,371	$13,652
Federation Centres Ltd.	7,989	18,442
Goodman Group	4,436	21,360
Scentre Group	9,019	25,621
Stockland	7,440	25,419
Westfield Corp.	3,245	23,519
		128,013
Canada - 2.7%
Allied Properties REIT	736	23,410
Canadian REIT	382	14,009
Chartwell Retirement Residences	746	7,278
H&R REIT	757	13,940
		58,637
China - 0.2%
China Resources Land Ltd.	1,622	4,584

Finland - 0.3%
Sponda Oyj (e)	1,560	6,693

France - 3.5%
Gecina SA	93	12,540
Icade SA	89	8,038
Mercialys SA	378	9,607
Unibail-Rodamco SE (e)	178	47,989
		78,174
Germany - 2.5%
Deutsche Annington Immobilien SE	351	11,841
Deutsche Wohnen AG	956	24,447
LEG Immobilien AG	234	18,538
		54,826
Hong Kong - 7.3%
Henderson Land Development Co. Ltd.	1,570	11,030
Hongkong Land Holdings Ltd.	3,275	24,727
Hysan Development Co. Ltd.	1,615	7,079
Kerry Properties Ltd.	1,174	4,075
Link REIT	5,827	35,948
New World Development Ltd.	9,185	10,649
Sun Hung Kai Properties Ltd.	3,622	55,849
Swire Properties Ltd.	1,391	4,518
Wharf Holdings Ltd.	961	6,709
		160,584
Japan - 11.7%
Activia Properties Inc.	1	11,838
Daiwa House REIT Investment Corp. (e)	1	3,291
Japan Hotel REIT Investment Corp.	18	12,524
Japan Prime Realty Investment Corp.	3	9,277
Japan Real Estate Investment Corp.	1	3,481
Japan Retail Fund Investment Corp.	7	14,488
Kenedix Realty Investment Corp.	2	9,405
Kenedix Retail REIT Corp.	2	5,356
Mitsubishi Estate Co. Ltd. (e)	2,150	49,863
Mitsui Fudosan Co. Ltd.	2,555	75,035
Mori Hills REIT Investment Corp.	7	9,177
Nippon Prologis REIT Inc. (e)	5	10,111
Nomura Real Estate Office Fund Inc.	1	6,047
Sumitomo Realty & Development Co. Ltd.	678	24,409
Tokyu Fudosan Holdings Corp	1,059	7,222
United Urban Investment Corp. (e)	4	6,742
		258,266
Malta - 0.0%
BGP Holdings Plc (c) (f) (q)	5,552	—

Netherlands - 0.6%
Wereldhave NV	194	13,050

Singapore - 2.9%
Ascendas REIT (e)	7,163	13,510
CapitaCommercial Trust	7,021	9,037
CapitaLand Ltd.	8,215	21,412
CapitaMall Trust	2,639	4,225
Global Logistic Properties Ltd.	7,464	14,406
Suntec REIT (e)	1,575	2,127
		64,717
Sweden - 1.3%
Castellum AB	813	12,279
Fabege AB (e)	579	8,291
Wihlborgs Fastigheter AB	380	7,343
		27,913
Switzerland - 0.9%
Swiss Prime Site AG	232	20,175

United Kingdom - 6.0%
Big Yellow Group Plc	689	6,620
Derwent London Plc	289	14,636
Great Portland Estates Plc	1,844	22,160
Hammerson Plc	2,008	19,773
Land Securities Group Plc	2,964	55,030
Quintain Estates & Development Plc (c)	2,875	4,030
Unite Group Plc	1,278	11,096
		133,345
United States of America - 51.9%
AvalonBay Communities Inc.	527	91,817
Boston Properties Inc.	433	60,775

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Brixmor Property Group Inc.	1,044	27,721
Cousins Properties Inc.	2,040	21,628
CubeSmart	775	18,724
DDR Corp.	2,327	43,333
EastGroup Properties Inc.	184	11,036
Empire State Realty Trust Inc. - Class A	806	15,168
Essex Property Trust Inc.	176	40,562
Federal Realty Investment Trust	373	54,939
General Growth Properties Inc.	1,008	29,779
Health Care REIT Inc.	439	33,934
Healthcare Realty Trust Inc.	681	18,909
Healthcare Trust of America Inc. - Class A	1,213	33,785
Hilton Worldwide Holdings Inc. (c)	950	28,143
Host Hotels & Resorts Inc.	1,594	32,163
Hudson Pacific Properties Inc.	628	20,853
Kilroy Realty Corp.	201	15,341
LaSalle Hotel Properties	801	31,123
Mid-America Apartment Communities Inc.	420	32,446
National Health Investors Inc.	221	15,700
National Retail Properties Inc. (e)	552	22,610
Paramount Group Inc.	505	9,751
Piedmont Office Realty Trust Inc.	1,052	19,579
ProLogis Inc.	1,594	69,431
Public Storage	261	51,513
Realty Income Corp. (e)	535	27,593
Retail Opportunity Investments Corp.	1,141	20,882
RLJ Lodging Trust	550	17,214
Simon Property Group Inc.	665	130,152
SL Green Realty Corp.	244	31,327
UDR Inc.	872	29,686
Ventas Inc.	489	35,714
		1,143,331
Total Common Stocks (cost $1,889,065)		2,152,308

Short Term Investments - 5.9%
Investment Company - 1.9%
JNL Money Market Fund, 0.01% (a) (h)	41,607	41,607

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	87,977	87,977
Total Short Term Investments (cost $129,584)		129,584
Total Investments - 103.5% (cost $2,018,649)		2,281,892
Other Assets and Liabilities, Net - (3.5%)		(78,122)
Total Net Assets - 100.0%		$2,203,770

JNL/Invesco International Growth Fund

Common Stocks - 91.0%
Australia - 3.4%
Amcor Ltd.	2,522	$26,874
Brambles Ltd.	1,885	16,482
CSL Ltd.	165	11,539
		54,895
Belgium - 1.2%
Anheuser-Busch InBev NV	157	19,127

Brazil - 3.8%
Banco Bradesco SA - ADR (e)	2,674	24,816
BM&F Bovespa SA	6,994	24,390
BRF SA	564	11,161
		60,367
Canada - 7.2%
Canadian National Railway Co.	213	14,255
Cenovus Energy Inc.	437	7,367
CGI Group Inc. - Class A (c)	677	28,721
EnCana Corp.	1,339	14,951
Fairfax Financial Holdings Ltd.	33	18,537
Great-West Lifeco Inc.	180	5,191
Suncor Energy Inc.	869	25,407
		114,429
China - 5.0%
Baidu.com - ADR - Class A (c)	135	28,165
CNOOC Ltd.	4,553	6,426
Great Wall Motor Co. Ltd. - Class H	3,889	27,412
Industrial & Commercial Bank of China Ltd. - Class H	23,580	17,442
		79,445
Denmark - 2.5%
Carlsberg A/S - Class B	280	23,081
Novo Nordisk A/S	324	17,271
		40,352
France - 3.1%
Publicis Groupe SA	417	32,196
Schneider Electric SA	225	17,538
		49,734
Germany - 7.7%
Adidas AG	185	14,569
Allianz SE	123	21,276
Deutsche Boerse AG	340	27,731
Deutsche Post AG	372	11,582
ProSiebenSat.1 Media AG	449	21,939
SAP AG	348	25,181
		122,278
Hong Kong - 3.4%
Galaxy Entertainment Group Ltd.	4,236	19,233
Hutchison Whampoa Ltd.	2,556	35,475
		54,708
Israel - 2.5%
Teva Pharmaceutical Industries Ltd. - ADR	641	39,940

Japan - 7.3%
Denso Corp. (e)	240	10,931
Fanuc Ltd.	49	10,610
Japan Tobacco Inc. (e)	791	25,014
Keyence Corp.	19	10,509
Komatsu Ltd. (e)	824	16,151
Toyota Motor Corp.	345	24,082
Yahoo! Japan Corp. (e)	4,642	19,147
		116,444
Mexico - 2.0%
Fomento Economico Mexicano SAB de CV - ADR (c) (e)	113	10,541
Grupo Televisa SAB - GDR (c)	625	20,621
		31,162
Netherlands - 2.2%
Royal Dutch Shell Plc - Class B	588	18,311
Unilever NV - CVA	416	17,384
		35,695
Singapore - 4.2%
Avago Technologies Ltd.	218	27,680
Keppel Corp. Ltd. (e)	2,190	14,349

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
United Overseas Bank Ltd.	1,504	25,202
		67,231
South Korea - 1.7%
Samsung Electronics Co. Ltd.	21	26,993

Spain - 1.1%
Amadeus IT Holding SA	406	17,389

Sweden - 2.8%
Investor AB - Class B	641	25,514
Telefonaktiebolaget LM Ericsson - Class B	1,467	18,419
		43,933
Switzerland - 8.4%
ABB Ltd.	976	20,713
Julius Baer Group Ltd.	422	21,084
Novartis AG	118	11,681
Roche Holding AG	85	23,295
Swatch Group AG	28	11,663
Syngenta AG	63	21,520
UBS Group AG (c)	1,285	24,088
		134,044
Taiwan - 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,361	24,918

Thailand - 1.8%
Kasikornbank PCL - NVDR	4,048	28,464

Turkey - 1.0%
Akbank T.A.S.	5,187	15,217

United Kingdom - 17.1%
Aberdeen Asset Management Plc	2,618	17,814
British American Tobacco Plc	623	32,236
Centrica Plc	2,525	9,445
Compass Group Plc	1,485	25,774
Informa Plc	1,555	12,977
Kingfisher Plc	4,226	23,843
Next Plc	134	13,963
Reed Elsevier Plc	2,020	34,743
Sky Plc	3,177	46,737
Smith & Nephew Plc	913	15,570
WPP Plc	1,689	38,369
		271,471
Total Common Stocks (cost $1,289,395)		1,448,236

Short Term Investments - 11.2%
Investment Company - 8.0%
JNL Money Market Fund, 0.01% (a) (h)	127,354	127,354

Securities Lending Collateral - 3.2%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	49,883	49,883
Total Short Term Investments (cost $177,237)		177,237
Total Investments - 102.2% (cost $1,466,632)		1,625,473
Other Assets and Liabilities, Net - (2.2%)		(34,235)
Total Net Assets - 100.0%		$1,591,238

JNL/Invesco Large Cap Growth Fund

Common Stocks - 99.3%
Consumer Discretionary - 23.7%
Amazon.com Inc. (c)	46	$17,018
Carnival Corp.	659	31,531
Comcast Corp. - Class A	149	8,432
DISH Network Corp. - Class A (c)	557	39,024
Dollar General Corp.	135	10,209
Harman International Industries Inc.	125	16,751
Lowe’s Cos. Inc.	539	40,119
Michael Kors Holdings Ltd. (c)	202	13,304
Priceline Group Inc. (c)	15	17,791
Royal Caribbean Cruises Ltd.	74	6,022
Starbucks Corp.	117	11,080
Time Warner Cable Inc.	162	24,300
Twenty-First Century Fox Inc. - Class A	230	7,769
Walt Disney Co.	71	7,478
Whirlpool Corp.	84	16,889
		267,717
Consumer Staples - 3.6%
Archer-Daniels-Midland Co.	123	5,810
Constellation Brands Inc. - Class A (c)	93	10,775
CVS Health Corp.	123	12,730
Monster Beverage Corp. (c)	81	11,169
		40,484
Energy - 3.8%
Anadarko Petroleum Corp.	68	5,616
Baker Hughes Inc.	43	2,724
Devon Energy Corp.	122	7,332
Kinder Morgan Inc.	233	9,809
Pioneer Natural Resources Co.	63	10,221
Whiting Petroleum Corp. (c)	250	7,740
		43,442
Financials - 5.2%
American Tower Corp.	109	10,259
Ameriprise Financial Inc.	140	18,310
Aon Plc - Class A	41	3,954
Charles Schwab Corp.	189	5,768
McGraw-Hill Financial. Inc.	65	6,691
Morgan Stanley	396	14,135
		59,117
Health Care - 20.3%
Actavis Plc (c)	90	26,715
Alkermes Plc (c) (e)	423	25,771
Amgen Inc.	141	22,544
Biogen Inc. (c)	78	32,792
Bristol-Myers Squibb Co.	232	14,948
Celgene Corp. (c)	358	41,238
Gilead Sciences Inc. (c)	270	26,459
HCA Holdings Inc. (c)	66	4,949
McKesson Corp.	45	10,139
Medtronic Plc	75	5,816
Thermo Fisher Scientific Inc.	89	12,016
Vertex Pharmaceuticals Inc. (c)	46	5,440
		228,827
Industrials - 6.4%
Canadian Pacific Railway Ltd.	31	5,712
Danaher Corp.	119	10,086
Honeywell International Inc.	157	16,381
Quanta Services Inc. (c)	263	7,503
Raytheon Co.	51	5,583
Roper Industries Inc.	57	9,724
Southwest Airlines Co.	231	10,214
Union Pacific Corp.	68	7,394
		72,597
Information Technology - 32.6%
Alibaba Group Holding Ltd. - ADR (c) (e)	172	14,292
Apple Inc.	538	66,926
Applied Materials Inc.	574	12,960

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Baidu.com - ADR (c)	26	5,434
Check Point Software Technologies Ltd. (c)	131	10,747
Cisco Systems Inc.	349	9,611
Facebook Inc. - Class A (c)	599	49,244
Google Inc. - Class A (c)	66	36,694
Google Inc. - Class C (c)	8	4,493
LinkedIn Corp. - Class A (c)	24	5,923
MasterCard Inc.	499	43,109
Micron Technology Inc. (c)	198	5,370
NXP Semiconductors NV (c)	305	30,578
Oracle Corp.	87	3,775
Palo Alto Networks Inc. (c)	60	8,699
Salesforce.com Inc. (c)	553	36,923
ServiceNow Inc. (c)	243	19,133
Twitter Inc. (c)	91	4,560
		368,471
Materials - 2.4%
Dow Chemical Co.	217	10,399
Martin Marietta Materials Inc.	31	4,339
Monsanto Co.	109	12,251
		26,989
Telecommunication Services - 1.3%
Sprint Corp. (c) (e)	3,059	14,498
Total Common Stocks (cost $911,763)		1,122,142

Short Term Investments - 1.8%
Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	7,679	7,679

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	11,803	11,803
Total Short Term Investments (cost $19,482)		19,482
Total Investments - 101.1% (cost $931,245)		1,141,624
Other Assets and Liabilities, Net - (1.1%)		(11,937)
Total Net Assets - 100.0%		$1,129,687

JNL/Invesco Mid Cap Value Fund

Common Stocks - 96.7%
Consumer Discretionary - 9.6%
Advance Auto Parts Inc.	4	$589
Ascena Retail Group Inc. (c)	517	7,508
Dana Holding Corp.	559	11,835
Fossil Group Inc. (c)	112	9,224
Gannett Co. Inc.	254	9,400
Johnson Controls Inc.	368	18,557
		57,113
Consumer Staples - 2.6%
ConAgra Foods Inc.	428	15,646
Energy - 5.9%
Amec Foster Wheeler Plc	705	9,435
Amec Foster Wheeler Plc - ADR (e)	161	2,156
Baker Hughes Inc.	194	12,358
Williams Cos. Inc.	228	11,534
		35,483
Financials - 27.1%
ACE Ltd.	65	7,192
American Capital Ltd. (c)	796	11,778
Arthur J Gallagher & Co.	185	8,632
BB&T Corp.	359	13,995
Comerica Inc.	310	13,999
FNF Group	434	15,958
Forest City Enterprises Inc. (c)	775	19,782
Marsh & McLennan Cos. Inc.	159	8,925
Northern Trust Corp.	198	13,790
Stifel Financial Corp. (c)	282	15,705
Willis Group Holdings Plc	216	10,408
Wintrust Financial Corp.	276	13,158
Zions Bancorp	302	8,141
		161,463
Health Care - 10.7%
Becton Dickinson & Co.	15	2,138
Brookdale Senior Living Inc. (c)	356	13,454
HealthSouth Corp.	391	17,344
PerkinElmer Inc.	250	12,789
Universal Health Services Inc. - Class B	153	18,020
		63,745
Industrials - 15.4%
Babcock & Wilcox Co.	389	12,488
Clean Harbors Inc. (c) (e)	211	11,997
Ingersoll-Rand Plc	225	15,297
Masco Corp.	475	12,680
Pentair Plc	194	12,208
Swift Transporation Co. - Class A (c)	132	3,442
Textron Inc.	350	15,512
UTi Worldwide Inc. (c)	639	7,859
		91,483
Information Technology - 12.5%
Cadence Design Systems Inc. (c) (e)	653	12,044
Ciena Corp. (c) (e)	714	13,780
Citrix Systems Inc. (c)	294	18,778
Diebold Inc.	116	4,104
NetApp Inc.	306	10,861
Teradata Corp. (c)	332	14,658
		74,225
Materials - 7.4%
Eagle Materials Inc.	21	1,744
Eastman Chemical Co.	172	11,930
Owens Corning Inc.	400	17,375
WR Grace & Co. (c)	131	12,948
		43,997
Telecommunication Services - 2.6%
Level 3 Communications Inc. (c) (e)	285	15,320

Utilities - 2.9%
CenterPoint Energy Inc.	231	4,705
Edison International	199	12,405
		17,110
Total Common Stocks (cost $520,749)		575,585

Short Term Investments - 5.0%
Investment Company - 3.1%
JNL Money Market Fund, 0.01% (a) (h)	18,549	18,549

Securities Lending Collateral - 1.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	11,267	11,267
Total Short Term Investments (cost $29,816)		29,816
Total Investments - 101.7% (cost $550,565)		605,401
Other Assets and Liabilities, Net - (1.7%)		(10,226)
Total Net Assets - 100.0%		$595,175

See accompanying Notes to Schedules of Investments.

JNL/Invesco Small Cap Growth Fund

	Shares/Par (t)	Value
Common Stocks - 97.2%
Consumer Discretionary - 14.4%
Ann Inc. (c)	177	$7,279
BJ’s Restaurants Inc. (c)	156	7,848
Brinker International Inc.	130	7,974
Brunswick Corp.	150	7,695
Cheesecake Factory Inc.	143	7,078
Choice Hotels International Inc.	135	8,656
Domino’s Pizza Inc.	75	7,552
DSW Inc. - Class A	204	7,522
Five Below Inc. (c) (e)	164	5,840
G-III Apparel Group Ltd. (c)	102	11,495
Group 1 Automotive Inc.	96	8,318
HomeAway Inc. (c)	204	6,148
Jack in the Box Inc.	197	18,905
Pool Corp.	117	8,179
Standard-Pacific Corp. (c)	894	8,044
Steven Madden Ltd. (c)	191	7,273
Vitamin Shoppe Inc. (c)	92	3,795
WABCO Holdings Inc. (c)	87	10,719
		150,320
Consumer Staples - 1.4%
B&G Foods Inc.	186	5,465
Lancaster Colony Corp.	90	8,572
		14,037
Energy - 3.5%
Atwood Oceanics Inc.	110	3,100
Dril-Quip Inc. (c)	79	5,434
Energen Corp.	106	7,017
Laredo Petroleum Holdings Inc. (c) (e)	252	3,289
Oasis Petroleum Inc. (c) (e)	188	2,679
Patterson-UTI Energy Inc.	161	3,032
SemGroup Corp. - Class A	86	7,003
Ultra Petroleum Corp. (c) (e)	333	5,211
		36,765
Financials - 6.4%
Affiliated Managers Group Inc. (c)	32	6,933
American Equity Investment Life Holding Co.	319	9,290
Hancock Holding Co.	214	6,390
Home Bancshares Inc.	211	7,146
Janus Capital Group Inc.	557	9,576
Stifel Financial Corp. (c)	208	11,581
SVB Financial Group (c)	77	9,799
UMB Financial Corp.	123	6,504
		67,219
Health Care - 22.9%
Affymetrix Inc. (c) (e)	306	3,842
Alnylam Pharmaceuticals Inc. (c)	87	9,115
Bio-Techne Corp.	82	8,235
Catalent Inc. (c)	269	8,365
Chemed Corp.	94	11,274
Community Health Systems Inc. (c)	179	9,380
DexCom Inc. (c)	176	10,949
Enanta Pharmaceuticals Inc. (c) (e)	97	2,976
Envision Healthcare Holdings Inc. (c)	206	7,915
Exact Sciences Corp. (c) (e)	455	10,022
HealthSouth Corp.	221	9,813
Hill-Rom Holdings Inc.	164	8,031
HMS Holdings Corp. (c)	148	2,283
Incyte Corp. (c)	130	11,945
Jazz Pharmaceuticals Plc (c)	44	7,545
KYTHERA Biopharmaceuticals Inc. (c) (e)	33	1,659
Nektar Therapeutics (c) (e)	572	6,292
Neurocrine Biosciences Inc. (c)	181	7,181
NuVasive Inc. (c)	204	9,389
Pacira Pharmaceuticals Inc. (c) (e)	68	6,018
PAREXEL International Corp. (c)	148	10,219
PerkinElmer Inc.	153	7,849
Repligen Corp. (c) (e)	197	5,977
Salix Pharmaceuticals Ltd. (c) (e)	51	8,767
Seattle Genetics Inc. (c) (e)	165	5,835
Select Medical Holdings Corp.	526	7,802
Sirona Dental Systems Inc. (c)	93	8,359
STERIS Corp.	159	11,146
Thoratec Corp. (c)	152	6,378
VCI Inc. (c)	269	14,768
		239,329
Industrials - 16.2%
Acuity Brands Inc.	69	11,608
AO Smith Corp.	128	8,407
Corporate Executive Board Co.	2	125
Corrections Corp. of America	235	9,476
Crane Co.	111	6,922
Forward Air Corp. (e)	176	9,581
Hexcel Corp.	164	8,436
ITT Corp.	228	9,111
Kirby Corp. (c)	92	6,922
Knight Transportation Inc.	354	11,424
Lincoln Electric Holdings Inc.	119	7,765
MasTec Inc. (c)	209	4,043
Old Dominion Freight Line Inc. (c)	60	4,630
Pitney Bowes Inc.	379	8,843
Steelcase Inc. - Class A	440	8,337
Swift Transporation Co. - Class A (c)	378	9,838
Tetra Tech Inc.	193	4,633
TransDigm Group Inc.	39	8,490
Wabtec Corp.	147	13,982
Watsco Inc.	78	9,759
WESCO International Inc. (c) (e)	92	6,459
		168,791
Information Technology - 27.3%
Arris Group Inc. (c)	337	9,731
Aspen Technology Inc. (c)	202	7,789
Atmel Corp.	991	8,154
Booz Allen Hamilton Holding Corp.	285	8,254
Cadence Design Systems Inc. (c)	426	7,850
Cavium Inc. (c)	145	10,257
Cognex Corp. (c)	178	8,845
CommVault Systems Inc. (c)	88	3,854
CoStar Group Inc. (c)	76	14,950
Cray Inc. (c) (e)	276	7,741
Dealertrack Technologies Inc. (c)	180	6,936
Envestnet Inc. (c)	146	8,161
EPAM Systems Inc. (c)	180	11,010
Finisar Corp. (c) (e)	268	5,728
Guidewire Software Inc. (c)	163	8,558
Infinera Corp. (c)	346	6,803
Interactive Intelligence Group (c) (e)	131	5,411
IPG Photonics Corp. (c) (e)	78	7,229
Manhattan Associates Inc. (c)	455	23,037
Mentor Graphics Corp.	330	7,930
MicroStrategy Inc. (c) (e)	53	8,893
MKS Instruments Inc.	167	5,655
Monolithic Power Systems Inc.	161	8,468
National Instruments Corp.	196	6,287
Power Integrations Inc.	148	7,705
QLIK Technologies Inc. (c)	264	8,228
Qualys Inc. (c)	208	9,653

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Silicon Laboratories Inc. (c)	151	7,675
SolarWinds Inc. (c)	166	8,499
SYNNEX Corp.	141	10,881
Teradyne Inc.	396	7,466
Ultimate Software Group Inc. (c)	55	9,334
Verint Systems Inc. (c)	127	7,884
		284,856
Materials - 2.8%
Berry Plastics Group Inc. (c)	216	7,804
Carpenter Technology Corp.	107	4,151
Martin Marietta Materials Inc.	60	8,340
PolyOne Corp.	245	9,141
		29,436
Telecommunication Services - 1.5%
SBA Communications Corp. (c)	129	15,087

Utilities - 0.8%
ITC Holdings Corp.	223	8,330
Total Common Stocks (cost $812,189)		1,014,170

Short Term Investments - 7.8%
Investment Company - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	28,240	28,240

Securities Lending Collateral - 5.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	53,776	53,776
Total Short Term Investments (cost $82,016)		82,016
Total Investments - 105.0% (cost $894,205)		1,096,186
Other Assets and Liabilities, Net - (5.0%)		(52,542)
Total Net Assets - 100.0%		$1,043,644

JNL/Ivy Asset Strategy Fund (b)

Common Stocks - 80.6%
Consumer Discretionary - 15.6%
CBS Corp. - Class B	623	$37,769
Continental AG	171	40,223
Delphi Automotive Plc	308	24,528
Delta Topco Ltd. (f) (p) (q)	59,271	33,174
Galaxy Entertainment Group Ltd.	17,677	80,260
Home Depot Inc. (o)	435	49,466
L Brands Inc.	380	35,868
Legend Pictures LLC (c) (f) (p) (q) (x)	15	26,862
Media Group Holdings LLC (c) (f) (p) (q) (x)	39,866	60,218
Toyota Motor Corp.	782	54,552
Twenty-First Century Fox Inc. - Class A	535	18,114
		461,034
Consumer Staples - 8.7%
Anheuser-Busch InBev NV	367	44,810
Mead Johnson Nutrition Co.	410	41,197
Mondelez International Inc.	430	15,530
SABMiller Plc	1,009	52,863
Unilever NV - CVA	1,099	45,929
Wal-Mart Stores Inc. (o)	669	55,033
		255,362
Energy - 8.1%
Chevron Corp.	255	26,728
ConocoPhillips Co.	873	54,359
Noble Energy Inc.	137	6,685
Occidental Petroleum Corp.	500	36,471
Phillips 66	787	61,870
Plains GP Holdings LP - Class A	1,701	48,246
Schlumberger Ltd.	42	3,504
		237,863
Financials - 7.0%
AIA Group Ltd.	15,453	97,023
Citigroup Inc. (o)	1,092	56,250
Standard Chartered Plc	1,091	17,672
Wells Fargo & Co.	672	36,535
		207,480
Health Care - 8.8%
Actavis Plc (c)	204	60,753
Amgen Inc.	293	46,852
Biogen Inc. (c)	113	47,502
Bristol-Myers Squibb Co.	378	24,381
Gilead Sciences Inc. (c)	353	34,591
Humana Inc.	174	31,029
Roche Holding AG	54	14,729
		259,837
Industrials - 7.5%
Boeing Co.	269	40,311
Caterpillar Inc.	582	46,545
Fanuc Ltd.	204	44,536
Larsen & Toubro Ltd.	310	8,520
Precision Castparts Corp.	176	37,044
Union Pacific Corp.	413	44,700
		221,656
Information Technology - 22.9%
Adobe Systems Inc. (c)	609	44,992
Alibaba Group Holding Ltd. - ADR (c) (e)	147	12,236
Alliance Data Systems Corp. (c)	124	36,735
Apple Inc.	602	74,876
Applied Materials Inc. (o)	2,334	52,664
ASML Holding NV - ADR	117	11,851
Baidu.com - ADR - Class A (c)	228	47,598
Cognizant Technology Solutions Corp. - Class A (c) (o)	958	59,760
Google Inc. - Class A (c)	28	15,587
Intel Corp.	1,122	35,088
Intuit Inc. (o)	514	49,828
Micron Technology Inc. (c)	626	16,994
Microsoft Corp.	1,434	58,318
Taiwan Semiconductor Manufacturing Co. Ltd.	5,843	27,156
Tencent Holdings Ltd.	2,961	56,220
Texas Instruments Inc.	752	42,992
Visa Inc. - Class A	518	33,856
		676,751
Materials - 2.0%
Dow Chemical Co.	649	31,139
LyondellBasell Industries NV - Class A	331	29,079
		60,218
Total Common Stocks (cost $2,112,309)		2,380,201
Preferred Stocks - 0.1%
Financials - 0.1%
WMI Holdings Corp., 3.00% (v)	3	3,146
Total Preferred Stocks (cost $3,000)		3,146

Purchased Options - 0.1%
Apache Corporation Call Option, Strike Price 67.50, Expiration 04/17/15, UBS	517	2
Apache Corporation Call Option, Strike Price 70, Expiration 07/17/15, UBS	517	49

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
EOG Resources Inc. Call Option, Strike Price 100, Expiration 07/17/15, MSC	431	101
EOG Resources Inc. Call Option, Strike Price 97.50, Expiration 04/17/15, MSC	431	11
Euro Stoxx Banks Index Call Option, Strike Price 155, Expiration 04/17/15, BCL	1,716	434
Euro Stoxx Banks Index Call Option, Strike Price 160, Expiration 05/15/15, BCL	1,716	378
Exxon Mobil Corp. Call Option, Strike Price 95, Expiration 04/17/15, DUB	841	1
Google Inc. Call Option, Strike Price 625, Expiration 06/19/15, BOA	504	196
Google Inc. Call Option, Strike Price 625, Expiration 06/19/15, BOA	29	11
Google Inc. Call Option, Strike Price 700, Expiration 09/18/15, DUB	699	126
Halliburton Co. Call Option, Strike Price 42.50, Expiration 04/17/15, DUB	1,724	327
Halliburton Co. Call Option, Strike Price 50, Expiration 07/17/15, DUB	3,448	228
Microsoft Corp. Call Option, Strike Price 45, Expiration 07/17/15, BOA	2,933	106
Microsoft Corp. Call Option, Strike Price 50, Expiration 01/15/16, BOA	7,333	301
Noble Energy, Inc. Call Option, Strike Price 52.50, Expiration 05/15/15, BOA	645	62
Noble Energy, Inc. Call Option, Strike Price 57.5, Expiration 08/21/15, BOA	645	68
Schlumberger Ltd. Call Option, Strike Price 90, Expiration 05/15/15, SGB	525	30
Schlumberger Ltd. Call Option, Strike Price 95, Expiration 05/15/15, SGB	630	7
The Dow Chemical Co. Call Option, Strike Price 52.50, Expiration 06/19/15, DUB	1,824	80
Total Purchased Options (cost $4,189)		2,518

Corporate Bonds and Notes - 3.2%
Consumer Discretionary - 3.2%
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18 (f) (p) (q) (y)	$12,753	12,597
Delta Topco Ltd., 10.00%, 11/24/16 (f) (p) (q) (y)	54,676	54,676
Legendary Pictures Funding LLC, 8.00%, 03/15/18 (f) (p) (q)	28,500	28,466
Total Corporate Bonds and Notes (cost $96,453)		95,739

Precious Metals - 6.7%
Gold Bullion	166,159	196,794
Total Precious Metals (cost $204,628)		196,794

Short Term Investments - 9.5%
Commercial Paper - 6.7%
Becton Dickinson and Co., 0.45%, 04/07/15	$20,000	19,998
Danaher Corp., 0.13%, 04/10/15	7,000	7,000
Ecolab Inc., 0.54%, 04/22/15	10,000	9,997
Essilor International SA, 0.14%, 04/17/15	10,000	9,999
General Mills Inc., 0.45%, 04/13/15	10,000	9,999
Harley-Davidson Funding Corp., 0.32%, 04/07/15	5,000	5,000
Mondelez International Inc., 0.53%, 05/04/15	10,000	9,995
Northern Illinois Gas Co., 0.37%, 04/02/15	15,000	15,000
St. Jude Medical Inc.
0.25%, 04/16/15	20,000	19,998
0.26%, 05/01/15	10,000	9,998
Virginia Electric & Power Co., 0.50%, 04/22/15	10,000	9,997
Walgreens Boots Alliance Inc.
0.50%, 04/13/15	10,000	9,998
0.55%, 04/17/15	20,000	19,995
Wisconsin Electric Power Co., 0.14%, 04/07/15	20,000	20,000
Wisconsin Gas Co., 0.12%, 04/10/15	20,000	19,999
		196,973
Investment Companies - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	37,086	37,086
JPMorgan U.S. Treasury Plus Money Market Fund, 0.00% (h)	39,561	39,561
		76,647
Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	6,231	6,231
Total Short Term Investments (cost $279,851)		279,851
Total Investments - 100.2% (cost $2,700,430)		2,958,249
Other Assets and Liabilities, Net - (0.2%)		(6,484)
Total Net Assets - 100.0%		$2,951,765

JNL/JPMorgan International Value Fund

Common Stocks - 96.2%
Australia - 3.3%
Australia & New Zealand Banking Group Ltd.	474	$13,194
Goodman Group	1,080	5,201
Oil Search Ltd.	788	4,302
		22,697
Belgium - 2.0%
KBC Groep NV	76	4,711
Solvay SA	60	8,654
		13,365
China - 1.0%
Industrial & Commercial Bank of China Ltd. - Class H	9,224	6,823

Finland - 1.0%
UPM-Kymmene Oyj	332	6,450

France - 13.3%
AXA SA	578	14,553
BNP Paribas	211	12,844
Cap Gemini SA	59	4,880
GDF Suez	456	9,001
Publicis Groupe SA	62	4,811
Renault SA	102	9,281
Schneider Electric SA	109	8,504
Societe Generale	103	4,994
Sodexo SA	70	6,828
Total SA	232	11,535
Unibail-Rodamco SE (e)	11	3,046
		90,277
Germany - 6.1%
Bayer AG	66	9,875
Brenntag AG	76	4,541
Daimler AG (e)	91	8,701
Deutsche Telekom AG	554	10,141
HeidelbergCement AG	60	4,727
Infineon Technologies AG	285	3,395
		41,380
Hong Kong - 1.9%
AIA Group Ltd.	1,090	6,841

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Hutchison Whampoa Ltd.	433	6,010
		12,851
India - 0.6%
Infosys Technologies Ltd. - ADR (e)	120	4,200

Ireland - 0.9%
Ryanair Holdings Plc - ADR	86	5,772

Italy - 5.1%
Assicurazioni Generali SpA	355	6,979
Enel SpA	2,302	10,400
Intesa Sanpaolo SpA	2,166	7,352
Telecom Italia SpA (c) (e)	5,417	6,343
UniCredit SpA	491	3,328
		34,402
Japan - 22.7%
Daikin Industries Ltd.	51	3,409
Daiwa House Industry Co. Ltd.	356	7,019
Hitachi Ltd.	1,063	7,260
Japan Airlines Co. Ltd.	210	6,517
Kawasaki Heavy Industries Ltd. (e)	840	4,238
Mazda Motor Corp.	190	3,844
Mitsubishi UFJ Financial Group Inc.	3,345	20,719
Mitsui Fudosan Co. Ltd.	322	9,456
Mitsui OSK Lines Ltd. (e)	1,275	4,324
NH Foods Ltd.	140	3,226
Nippon Telegraph & Telephone Corp.	173	10,661
ORIX Corp. (e)	346	4,859
Seven & I Holdings Co. Ltd.	217	9,111
Sompo Japan Nipponkoa Holdings (e)	253	7,878
Sony Corp.	406	10,847
Sumitomo Mitsui Financial Group Inc.	220	8,427
Toyota Motor Corp.	359	25,046
Yamaha Motor Co. Ltd.	166	4,001
Yamato Holdings Co. Ltd. (e)	139	3,204
		154,046
Luxembourg - 0.7%
ArcelorMittal	509	4,780

Netherlands - 5.9%
Airbus Group NV	101	6,547
ING Groep NV - CVA	767	11,234
Koninklijke KPN NV	2,104	7,133
NN Group NV	154	4,358
Royal Dutch Shell Plc - Class A	356	10,580
		39,852
Norway - 1.9%
DNB ASA	382	6,130
Norsk Hydro ASA	1,270	6,678
		12,808
Singapore - 0.8%
DBS Group Holdings Ltd.	379	5,620

South Korea - 1.6%
Samsung Electronics Co. Ltd.	8	10,808

Spain - 3.0%
Banco Bilbao Vizcaya Argentaria SA (e)	684	6,906
Bankia SA	2,361	3,291
Repsol SA	546	10,162
		20,359
Sweden - 0.9%
Electrolux AB (e)	215	6,143

Switzerland - 5.2%
Credit Suisse Group AG	142	3,816
Nestle SA	113	8,500
Novartis AG	53	5,242
Roche Holding AG	44	12,205
Swiss Re AG	58	5,558
		35,321
United Kingdom - 18.3%
AstraZeneca Plc	194	13,317
Aviva Plc	1,179	9,439
BAE Systems Plc	825	6,395
Barclays Plc	3,106	11,212
BG Group Plc	661	8,116
British American Tobacco Plc	125	6,470
Dixons Carphone Plc	522	3,192
InterContinental Hotels Group Plc	151	5,889
National Grid Plc	510	6,551
Reckitt Benckiser Group Plc	55	4,738
Rio Tinto Plc	203	8,368
SABMiller Plc	84	4,405
Shire Plc	71	5,655
TUI AG	342	5,994
Vodafone Group Plc	5,077	16,613
Wolseley Plc	132	7,779
		124,133
Total Common Stocks (cost $640,647)		652,087

Preferred Stocks - 1.2%
Germany - 1.2%
Porsche Automobil Holding SE	85	8,347
Total Preferred Stocks (cost $8,736)		8,347

Rights - 0.0%
SPAIN - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c) (e)	684	99
Total Rights (cost $98)		99

Short Term Investments - 8.0%
Investment Company - 1.3%
JNL Money Market Fund, 0.01% (a) (h)	8,802	8,802

Securities Lending Collateral - 6.7%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	44,978	44,978
Total Short Term Investments (cost $53,780)		53,780
Total Investments - 105.4% (cost $703,261)		714,313
Other Assets and Liabilities, Net - (5.4%)		(36,734)
Total Net Assets - 100.0%		$677,579

JNL/JPMorgan MidCap Growth Fund

Common Stocks - 96.2%
Consumer Discretionary - 19.7%
Advance Auto Parts Inc.	100	$14,939
Big Lots Inc.	303	14,539
GameStop Corp. - Class A (e)	319	12,102
Gildan Activewear Inc. (e)	323	9,544
GNC Holdings Inc. - Class A	256	12,557
Harley-Davidson Inc.	250	15,197
Hilton Worldwide Holdings Inc. (c)	575	17,017
Michael Kors Holdings Ltd. (c)	212	13,932
Mohawk Industries Inc. (c)	77	14,321
Netflix Inc. (c)	55	22,876

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Norwegian Cruise Line Holdings Ltd. (c)	329	17,786
Panera Bread Co. - Class A (c)	61	9,792
Ralph Lauren Corp. - Class A	60	7,831
Tesla Motors Inc. (c) (e)	78	14,781
Toll Brothers Inc. (c)	320	12,585
Tractor Supply Co.	124	10,564
TripAdvisor Inc. (c)	87	7,227
Ulta Salon Cosmetics & Fragrance Inc. (c)	154	23,231
Urban Outfitters Inc. (c)	380	17,347
Williams-Sonoma Inc.	135	10,761
		278,929
Consumer Staples - 2.9%
Monster Beverage Corp. (c)	172	23,762
Sprouts Farmers Market Inc. (c)	474	16,710
		40,472
Energy - 4.9%
Antero Resources Corp. (c) (e)	102	3,596
Concho Resources Inc. (c)	211	24,494
Dril-Quip Inc. (c)	113	7,721
Laredo Petroleum Holdings Inc. (c) (e)	480	6,262
Plains All American Pipeline LP	231	11,285
Range Resources Corp.	300	15,591
		68,949
Financials - 11.0%
Affiliated Managers Group Inc. (c)	121	25,902
CBRE Group Inc. - Class A (c)	875	33,856
East West Bancorp Inc.	323	13,073
Lazard Ltd. - Class A	288	15,157
McGraw-Hill Financial. Inc.	169	17,475
Moody’s Corp.	140	14,490
Signature Bank (c)	127	16,508
TD Ameritrade Holding Corp.	526	19,599
		156,060
Health Care - 16.2%
Acadia HealthCare Co. Inc. (c)	177	12,652
Brookdale Senior Living Inc. (c)	401	15,127
Envision Healthcare Holdings Inc. (c)	477	18,278
Humana Inc.	109	19,351
Illumina Inc. (c)	162	30,036
Inovalon Holdings Inc. - Class A (c)	106	3,187
Insulet Corp. (c) (e)	222	7,397
Intercept Pharmaceuticals Inc. (c) (e)	34	9,589
Jazz Pharmaceuticals Plc (c)	85	14,670
Mylan NV (c)	149	8,819
Perrigo Co. Plc	65	10,694
Premier Inc. - Class A (c)	291	10,939
Receptos Inc. (c)	58	9,514
Sirona Dental Systems Inc. (c)	181	16,270
Valeant Pharmaceuticals International Inc. (c)	85	16,883
Veeva Systems Inc. - Class A (c)	242	6,168
Vertex Pharmaceuticals Inc. (c)	161	18,970
		228,544
Industrials - 14.0%
Acuity Brands Inc.	193	32,405
AO Smith Corp.	254	16,671
Carlisle Cos. Inc.	228	21,110
Delta Air Lines Inc.	479	21,554
Fortune Brands Home & Security Inc.	392	18,626
HD Supply Holdings Inc (c)	634	19,749
Lennox International Inc.	98	10,910
Middleby Corp. (c)	128	13,098
Pall Corp.	155	15,601
Stericycle Inc. (c)	103	14,515
Watsco Inc.	107	13,475
		197,714
Information Technology - 24.2%
Alliance Data Systems Corp. (c)	87	25,863
Amphenol Corp. - Class A	435	25,605
Applied Materials Inc.	637	14,380
Arista Networks Inc. (c) (e)	137	9,641
Aruba Networks Inc. (c)	318	7,776
Autodesk Inc. (c)	256	14,982
Avago Technologies Ltd.	213	27,059
Ciena Corp. (c) (e)	518	10,008
CoStar Group Inc. (c)	90	17,706
Dealertrack Technologies Inc. (c)	348	13,397
Electronic Arts Inc. (c)	293	17,215
Gartner Inc. (c)	173	14,540
Guidewire Software Inc. (c)	228	11,990
Lam Research Corp.	160	11,217
Mobileye NV (c) (e)	239	10,058
NetSuite Inc. (c) (e)	85	7,885
NXP Semiconductors NV (c)	262	26,284
Palo Alto Networks Inc. (c)	87	12,694
ServiceNow Inc. (c)	185	14,551
Tableau Software Inc. - Class A (c)	97	8,947
Twitter Inc. (c)	269	13,461
VeriFone Systems Inc. (c)	483	16,855
Workday Inc. - Class A (c) (e)	120	10,104
		342,218
Materials - 3.3%
Eagle Materials Inc.	171	14,322
Sherwin-Williams Co.	116	33,116
		47,438
Total Common Stocks (cost $1,106,610)		1,360,324
Short Term Investments - 8.8%
Investment Company - 3.5%
JNL Money Market Fund, 0.01% (a) (h)	49,168	49,168

Securities Lending Collateral - 5.3%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	75,030	75,030
Total Short Term Investments (cost $124,198)		124,198
Total Investments - 105.0% (cost $1,230,808)		1,484,522
Other Assets and Liabilities, Net - (5.0%)		(71,009)
Total Net Assets - 100.0%		$1,413,513

JNL/JPMorgan U.S. Government & Quality Bond Fund

Non-U.S. Government Agency Asset-Backed Securities - 3.7%
ACE Securities Corp. REMIC, 0.43%, 02/25/31 (i)	$65	$63
American Homes For Rent REMIC, 3.79%, 10/17/24	4,966	5,171
BB-UBS Trust REMIC, 2.89%, 06/05/20 (r)	8,000	7,960
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.01%, 02/13/42 (i)	4,200	4,200
Capital Auto Receivables Asset Trust REMIC, 1.42%, 06/20/17	3,276	3,283
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 1.90%, 08/15/45 (i)	17,325	1,674

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	7	7
Countrywide Alternative Loan Trust REMIC
0.39%, 07/20/46 (i)	628	450
0.37%, 12/20/46 (i)	1,055	787
Countrywide Home Equity Loan Trust, 0.46%, 02/15/34 (i)	273	248
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	720	738
Honda Auto Receivables Owner Trust, 0.70%, 06/15/17	2,277	2,277
IndyMac Seconds Asset Backed Trust REMIC, 0.43%, 06/25/36 (i) (p) (q)	799	183
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 10/15/16	2,520	2,663
MASTR Adjustable Rate Mortgages Trust REMIC, 2.24%, 02/25/34 (i)	535	521
Morgan Stanley Capital I Trust REMIC, 4.05%, 06/15/21	1,697	1,825
Morgan Stanley Mortgage Loan Trust REMIC, 2.42%, 10/25/34 (i)	357	354
NCUA Guaranteed Notes Trust REMIC, 1.60%, 10/29/20	653	654
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	3,192	3,240
Provident Funding Mortgage Loan Trust REMIC, 2.41%, 10/25/35 (i)	184	180
Residential Funding Mortgage Securities Inc. Trust REMIC, 5.50%, 02/25/35	1,862	1,862
SACO I Inc. REMIC, 0.43%, 06/25/36 (i) (p) (q)	185	302
Structured Asset Mortgage Investments Inc. REMIC, 0.38%, 08/25/36 (i)	1,047	823
UBS-BAMLL Trust REMIC, 3.66%, 06/10/22 (r)	4,560	4,783
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	1,764	2,074
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 04/25/22	439	452
Wells Fargo Re-REMIC Trust REMIC, 1.75%, 04/20/17 (f) (r)	1,725	1,725
Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.38%, 05/15/21 (r)	4,750	5,283
Total Non-U.S. Government Agency Asset-Backed Securities (cost $53,442)		53,782

Corporate Bonds and Notes - 3.4%
Consumer Staples - 0.2%
Kimberly-Clark Corp., 2.40%, 03/01/22	700	701
PepsiCo Inc., 3.00%, 08/25/21 (e)	782	820
Procter & Gamble Co., 1.90%, 11/01/19	1,280	1,297
		2,818
Energy - 0.2%
Magellan Midstream Partners LP, 3.20%, 03/15/25	1,072	1,068
Occidental Petroleum Corp., 3.13%, 02/15/22	666	686
Phillips 66, 4.30%, 04/01/22	912	994
		2,748
Financials - 1.9%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,742
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,109
Berkshire Hathaway Inc., 3.40%, 01/31/22	1,619	1,733
Citigroup Inc., 4.50%, 01/14/22	3,028	3,343
Credit Suisse, 3.00%, 10/29/21	894	911
Goldman Sachs Group Inc., 5.75%, 01/24/22	840	981
HCP Inc., 3.40%, 02/01/25	1,515	1,478
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,433
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,848
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,779
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,651
		28,008
Health Care - 0.2%
Actavis Funding SCS, 3.45%, 03/15/22	991	1,015
Walgreens Boots Alliance Inc., 3.80%, 11/18/24	2,469	2,553
		3,568
Industrials - 0.4%
ABB Finance USA Inc., 2.88%, 05/08/22	571	583
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,044
Penske Truck Leasing Co. LP, 3.38%, 02/01/22 (r)	2,898	2,897
Union Pacific Corp., 1.80%, 02/01/20	869	870
		5,394
Information Technology - 0.1%
Intel Corp., 3.30%, 10/01/21	1,279	1,361

Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,070

Utilities - 0.3%
Arizona Public Service Co., 2.20%, 01/15/20	665	670
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,140	1,159
Florida Power Corp., 3.10%, 08/15/21	1,203	1,263
Virginia Electric & Power Co., 2.95%, 01/15/22	870	897
		3,989
Total Corporate Bonds and Notes (cost $46,893)		48,956

Government and Agency Obligations - 85.5%
Government Securities - 44.4%
Federal Farm Credit Bank - 1.3% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,435
5.75%, 12/07/28	7,000	9,443
		17,878
Federal Home Loan Bank - 1.1% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	10,874
5.25%, 12/11/20	4,500	5,381
		16,255
Federal National Mortgage Association - 2.1% (w)
Federal National Mortgage Association, 0.00%, 10/09/19 - 03/23/28 (j)	34,000	30,270

Sovereign - 6.9%
Financing Corp. Fico Principal Strip, 0.00%, 11/30/17 - 04/05/19 (j)	22,800	21,988
Israel Government AID Bond, 0.00%, 09/15/19 - 11/01/21 (j)	30,000	27,303
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,061
Residual Funding Corp. Principal Strip, 0.00%, 10/15/19 - 01/15/30 (j)	31,010	26,915
Residual Funding Strip Principal Only, 0.00%, 10/15/20 (j)	5,000	4,525
Tennessee Valley Authority Generic Strip, 0.00%, 01/15/21 - 07/15/37 (j)	20,487	15,597
		98,389
Treasury Inflation Index Securities - 6.3%
U.S. Treasury Inflation Indexed Note
0.13%, 07/15/24 (n)	19,685	19,691

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
2.00%, 01/15/26 (n)	6,099	7,231
2.38%, 01/15/27 (n)	2,329	2,875
1.38%, 02/15/44 (n)	51,643	60,794
		90,591
U.S. Treasury Securities - 26.7%
U.S. Treasury Bond
0.00%, 08/15/21 (j)	25,000	22,388
5.25%, 11/15/28 - 02/15/29	30,000	40,978
5.38%, 02/15/31	33,000	46,847
U.S. Treasury Note
2.00%, 04/30/16 - 11/15/21	50,000	50,963
4.63%, 02/15/17	22,000	23,678
2.75%, 05/31/17	100,000	104,555
4.75%, 08/15/17	17,000	18,627
3.38%, 11/15/19	25,000	27,297
2.63%, 08/15/20 - 11/15/20	45,000	47,684
		383,017
U.S. Government Agency Mortgage-Backed Securities - 41.1%
Federal Home Loan Bank - 0.5%
Federal Home Loan Bank, 5.75%, 06/12/26	5,000	6,588

Federal Home Loan Mortgage Corp. - 17.2%
Federal Home Loan Mortgage Corp.
8.00%, 07/01/20	4	5
6.00%, 11/01/28	76	86
7.00%, 04/01/29 - 08/01/32	95	109
5.00%, 08/01/33 - 12/01/34	1,489	1,668
2.37%, 12/01/35 (i)	1,153	1,233
2.72%, 01/01/37 (i)	155	168
5.50%, 07/01/38	5,774	6,475
4.50%, 10/01/40	1,510	1,650
3.00%, 07/15/42	33,522	34,373
REMIC, 5.00%, 01/15/18 - 08/15/39	37,262	40,587
REMIC, 4.50%, 06/15/18 - 07/15/34	22,802	24,627
REMIC, 4.00%, 07/15/23 - 06/15/36	18,184	19,708
REMIC, 5.50%, 01/15/26 - 07/15/40	26,461	29,125
REMIC, 3.50%, 02/15/26 - 01/15/41	51,649	55,426
REMIC, 3.00%, 04/15/31 - 01/15/40	19,477	19,776
REMIC, 2.00%, 03/15/33	8,374	8,405
REMIC, 6.00%, 07/15/37	2,000	2,260
		245,681
Federal National Mortgage Association - 17.3%
Federal National Mortgage Association
12.00%, 01/01/16 - 01/15/16	—	—
5.00%, 02/01/19 - 11/01/40	24,609	27,765
11.50%, 09/01/19	—	—
10.50%, 08/01/20	1	1
3.27%, 01/01/22	9,491	10,138
4.00%, 02/01/25 - 09/01/25	5,783	6,146
6.50%, 03/01/26 - 03/01/36	370	444
7.00%, 05/01/26 - 01/01/30	16	17
8.00%, 11/01/29 - 03/01/31	56	63
6.00%, 02/01/31 - 12/01/36	8,710	10,086
7.50%, 02/01/31	6	6
5.50%, 02/01/35 - 10/01/36	5,404	6,179
REMIC, 5.00%, 05/25/18 - 09/25/39	19,637	21,216
REMIC, 4.00%, 01/25/19 - 05/25/38	69,893	74,893
REMIC, 4.50%, 04/25/23 - 12/25/40	30,416	32,825
REMIC, 3.50%, 01/25/32 - 07/25/33	10,433	11,057
REMIC, 5.50%, 12/25/34 - 11/25/35	3,842	4,358
REMIC, 0.00%, 04/25/36 (j)	2,036	1,929
REMIC, 6.00%, 02/25/37 - 12/25/49	3,636	4,102
REMIC, 11.20%, 02/25/40 (i)	25	29
REMIC, 7.50%, 12/25/41	5,474	6,223
REMIC, 3.00%, 01/25/42 - 04/25/42	24,436	25,347
REMIC, 5.75%, 06/25/42	1,339	1,480
REMIC, 4.68%, 06/25/43	3,637	3,940
REMIC, Interest Only, 6.38%, 10/25/27 (i)	1,500	20
		248,264
Government National Mortgage Association - 6.1%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	1,404	1,626
REMIC, 4.00%, 09/16/24 - 11/20/38	18,796	20,401
REMIC, 6.50%, 06/20/28 - 06/16/31	1,931	2,205
REMIC, 5.50%, 03/20/33 - 02/16/38	7,681	8,577
REMIC, 6.00%, 12/16/33	2,344	2,711
REMIC, 3.00%, 04/20/39	5,807	6,030
REMIC, 4.50%, 06/20/39	9,230	10,129
REMIC, 5.00%, 05/20/40	12,260	14,765
REMIC, 0.71%, 07/20/63 (i)	18,190	18,222
REMIC, Interest Only, 6.23%, 05/16/38 (i)	3,424	667
REMIC, Interest Only, 5.95%, 07/20/41 (i)	12,029	1,948
		87,281
Total Government and Agency Obligations (cost $1,154,646)		1,224,214

Short Term Investments - 7.1%
Investment Company - 7.0%
JNL Money Market Fund, 0.01% (a) (h)	99,909	99,909

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	837	837
Total Short Term Investments (cost $100,746)		100,746
Total Investments - 99.7% (cost $1,355,727)		1,427,698
Other Assets and Liabilities, Net - 0.3%		4,343
Total Net Assets - 100.0%		$1,432,041

JNL/Lazard Emerging Markets Fund

Common Stocks - 98.1%
Argentina - 1.1%
YPF SA - ADR - Class D	537	$14,748

Brazil - 12.0%
AMBEV SA - ADR	3,158	18,190
Banco do Brasil SA	4,233	30,520
BB Seguridade Participacoes SA	1,752	17,951
CCR SA	1,556	8,050
Cielo SA	1,505	21,544
Cielo SA - ADR (e)	349	4,973
Companhia Energetica de Minas Gerais - ADR (e)	1,526	6,239
Estacio Participacoes SA	560	3,306
Localiza Rent a Car SA	941	10,781
Natura Cosmeticos SA	747	6,351
Petroleo Brasileiro SA - ADR	306	1,861
Souza Cruz SA	1,488	11,789
Vale SA - ADR (e)	826	4,667
Vale SA - ADR Preferred	266	1,288
Via Varejo SA	1,193	6,186
		153,696
China - 17.0%
AAC Technologies Holdings Inc.	477	2,945
Agricultural Bank of China - Class H	12,423	6,151
Anhui Conch Cement Co. Ltd. - Class H	1,187	4,481
Baidu.com - ADR - Class A (c)	152	31,762
China Construction Bank Corp. - Class H	55,456	46,028
China Mobile Ltd. - ADR	512	33,298
China Oilfield Services Ltd. - Class H	808	1,345

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
China Shenhua Energy Co. Ltd. - Class H	4,805	12,255
China State Construction International Holdings Ltd.	4,206	5,856
CNOOC Ltd.	12,208	17,229
Huabao International Holdings Ltd.	11,630	8,647
NetEase.com - ADR	328	34,588
Ping An Insurance Group Co. of China Ltd. - Class H	546	6,550
Weichai Power Co. Ltd. - Class H	1,919	7,398
		218,533
Colombia - 0.5%
BanColombia SA - ADR (e)	58	2,281
Pacific Rubiales Energy Corp. (e)	1,755	4,184
		6,465
Egypt - 1.3%
Commercial International Bank Egypt SAE - GDR	2,353	16,555

Hong Kong - 0.3%
Techtronic Industries Co.	1,208	4,071

Hungary - 1.2%
OTP Bank Plc	841	15,885

India - 9.8%
Aurobindo Pharma Ltd.	247	4,835
Axis Bank Ltd.	3,713	33,298
Bajaj Auto Ltd.	302	9,748
Bharat Heavy Electricals Ltd.	2,133	8,033
HCL Technologies Ltd.	800	12,501
Hero Honda Motors Ltd.	224	9,457
ICICI Bank Ltd. - ADR	447	4,633
Punjab National Bank	5,039	11,637
Reliance Industries Ltd.	249	3,289
Tata Consultancy Services Ltd.	589	24,032
Tata Motors Ltd. - ADR (e)	93	4,176
		125,639
Indonesia - 6.6%
Astra International Tbk PT	18,276	11,971
Bank Mandiri Persero Tbk PT	25,182	24,015
Bank Rakyat Indonesia Persero Tbk PT	6,554	6,647
PT Semen Indonesia	6,278	6,545
Telekomunikasi Indonesia PT - ADR	552	24,044
United Tractors Tbk PT	7,308	12,162
		85,384
Macau - 0.9%
Wynn Macau Ltd. (e)	5,554	12,002

Mexico - 2.0%
Genomma Lab Internacional SAB de CV - Class B (c) (e)	1,355	1,266
Grupo Financiero Banorte SAB de CV	660	3,824
Grupo Mexico SAB de CV	3,418	10,080
Kimberly-Clark de Mexico SAB de CV	5,005	10,456
		25,626
Pakistan - 1.1%
Oil & Gas Development Co. Ltd.	3,264	5,812
Pakistan Petroleum Ltd.	5,214	7,911
		13,723
Peru - 0.2%
Credicorp Ltd.	21	2,911

Philippines - 1.6%
Philippine Long Distance Telephone Co. - ADR (e)	326	20,388

Poland - 0.2%
Eurocash SA	272	2,347

Russian Federation - 7.5%
Eurasia Drilling Co. Ltd. - GDR	179	3,432
Gazprom OAO - ADR	3,476	16,363
Lukoil OAO - ADR	234	10,817
Magnit PJSC - GDR (r)	164	8,339
MegaFon OAO - GDR (r)	557	8,919
MegaFon OAO - GDR	31	493
Mobile Telesystems OJSC - ADR	1,546	15,612
NovaTek OAO - GDR	51	3,778
Sberbank of Russia - ADR	4,906	21,504
X5 Retail Group NV - GDR (c)	325	4,970
Yandex NV - Class A (c)	131	1,980
		96,207
South Africa - 7.3%
Bidvest Group Ltd.	340	9,204
Imperial Holdings Ltd.	528	8,369
Nedbank Group Ltd. (e)	426	8,341
PPC Ltd.	3,075	4,647
Sanlam Ltd.	1,251	8,064
Shoprite Holdings Ltd.	1,124	15,194
Standard Bank Group Ltd.	1,052	14,534
Tiger Brands Ltd. (e)	299	7,532
Vodacom Group Ltd.	699	7,634
Woolworths Holdings Ltd.	1,360	9,645
		93,164
South Korea - 13.0%
Coway Co. Ltd.	111	9,155
Hanwha Life Insurance Co. Ltd.	2,568	17,062
Hyundai Mobis	58	12,872
KB Financial Group Inc.	524	18,513
KT&G Corp.	198	15,798
Samsung Electronics Co. Ltd.	32	41,926
Shinhan Financial Group Co. Ltd.	706	26,516
SK Hynix Inc.	605	24,731
		166,573
Sweden - 0.3%
Oriflame Cosmetics SA - SDR (e)	260	3,472

Taiwan - 6.3%
Advanced Semiconductor Engineering Inc.	2,155	2,918
Catcher Technology Co. Ltd.	470	4,915
Eclat Textile Co. Ltd.	82	1,075
Hon Hai Precision Industry Co. Ltd.	1,002	2,933
Hon Hai Precision Industry Co. Ltd. - GDR	1,742	10,028
MediaTek Inc.	131	1,769
Taiwan Semiconductor Manufacturing Co. Ltd.	3,324	15,449
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,756	41,238
		80,325
Thailand - 2.0%
CP ALL PCL	7,755	9,768
PTT Exploration & Production PCL	1,912	6,402
Siam Cement PCL	639	10,014
		26,184
Turkey - 5.1%
Akbank T.A.S.	4,218	12,375
Aselsan Elektronik Sanayi Ve Ticaret A/S	614	2,898
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	2,590	2,931
Ford Otomotiv Sanayi A/S	196	2,522
KOC Holding A/S	1,889	8,594
KOC Holding A/S - ADR	201	4,589

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
TAV Havalimanlari Holding A/S	363	3,033
Turkcell Iletisim Hizmetleri A/S	1,637	8,395
Turkcell Iletisim Hizmetleri A/S - ADR	265	3,455
Turkiye Is Bankasi SA - Class C	7,173	16,144
		64,936
United Kingdom - 0.6%
British American Tobacco Plc	422	7,815

United States of America - 0.2%
Freeport-McMoran Inc.	126	2,386
Total Common Stocks (cost $1,359,071)		1,259,035

Preferred Stocks - 0.1%
Brazil - 0.1%
Marcopolo SA	1,446	1,047
Total Preferred Stocks (cost $2,655)		1,047

Short Term Investments - 3.5%
Investment Company - 1.5%
JNL Money Market Fund, 0.01% (a) (h)	19,208	19,208

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	25,270	25,270
Total Short Term Investments (cost $44,478)		44,478
Total Investments - 101.7% (cost $1,406,204)		1,304,560
Other Assets and Liabilities, Net - (1.7%)		(21,799)
Total Net Assets - 100.0%		$1,282,761

JNL/Mellon Capital Emerging Markets Index Fund

Common Stocks - 92.8%
Brazil - 4.4%
AMBEV SA	1,120	$6,471
B2W Compania Global Do Varejo (c)	22	141
Banco Bradesco SA	183	1,734
Banco do Brasil SA	206	1,487
Banco Santander Brasil SA	110	480
BB Seguridade Participacoes SA	167	1,710
BM&F Bovespa SA	432	1,505
BR Malls Participacoes SA	107	567
BRF SA	155	3,074
CCR SA	218	1,129
Centrais Eletricas Brasileiras SA	61	110
CETIP SA - Mercados Organizados	48	483
Cia de Saneamento Basico do Estado de Sao Paulo	83	459
Cia Siderurgica Nacional SA	179	306
Cielo SA	168	2,409
Cosan SA Industria e Comercio	30	260
CPFL Energia SA	55	350
Cyrela Brazil Realty SA	55	229
Duratex SA	61	168
EcoRodovias Infraestrutura e Logistica SA	50	141
EDP - Energias do Brasil SA	47	154
Empresa Brasileira de Aeronautica SA	159	1,222
Estacio Participacoes SA	79	468
Fibria Celulose SA	61	871
Hypermarcas SA (c)	84	518
JBS SA	165	734
Klabin SA	110	630
Kroton Educacional SA	329	1,065
Localiza Rent a Car SA	31	357
Lojas Americanas SA	30	124
Lojas Renner SA	32	894
M Dias Branco SA	8	217
Multiplan Empreendimentos Imobiliarios SA	19	331
Natura Cosmeticos SA	44	371
Odontoprev SA	47	160
Petroleo Brasileiro SA	719	2,162
Porto Seguro SA	31	341
Qualicorp SA (c)	51	367
Raia Drogasil SA	51	456
Souza Cruz SA	90	716
Sul America SA	51	224
Tim Participacoes SA	204	678
Totvs SA	28	319
Tractebel Energia SA	42	471
Transmissora Alianca de Energia Eletrica SA	16	106
Ultrapar Participacoes SA	88	1,785
Vale SA	313	1,760
Via Varejo SA	21	110
WEG SA	64	644
		41,468
Chile - 1.3%
AES Gener SA	637	347
Aguas Andinas SA - Class A	640	375
Banco de Chile	5,475	614
Banco de Credito e Inversiones	8	375
Banco Santander Chile	15,285	832
Cencosud SA	281	666
Cia Cervecerias Unidas SA	38	399
Colbun SA	2,016	596
Corpbanca	32,804	347
Empresa Nacional de Electricidad SA	778	1,162
Empresas CMPC SA	291	797
Empresas COPEC SA	108	1,254
Enersis SA	4,663	1,526
ENTEL Chile SA	30	307
Latam Airlines Group SA (c)	80	656
S.A.C.I. Falabella	232	1,778
Sonda SA	97	228
Vina Concha y Toro SA	80	164
		12,423
China - 19.5%
AAC Technologies Holdings Inc.	177	1,090
Agricultural Bank of China - Class H	5,076	2,513
Air China Ltd. - Class H	434	443
Aluminum Corp. of China Ltd. - Class H (c) (e)	964	481
Anhui Conch Cement Co. Ltd. - Class H	295	1,114
AviChina Industry & Technology Co. Ltd. - Class H	444	319
Bank of China Ltd. - Class H	18,828	10,884
Bank of Communications Co. Ltd. - Class H	2,081	1,789
Beijing Capital International Airport Co. Ltd. - Class H	332	324
Beijing Enterprises Holdings Ltd.	124	970
Beijing Enterprises Water Group Ltd.	1,058	719
Belle International Holdings Ltd.	1,107	1,289
Brilliance China Automotive Holdings Ltd.	718	1,381
BYD Co. Ltd. - Class H (e)	154	789
China Agri-Industries Holdings Ltd.	591	229
China Citic Bank - Class H	1,935	1,458
China Coal Energy Co. - Class H (e)	894	493
China Communication Services Corp. Ltd. - Class H	620	275
China Communications Constructions Co. Ltd. - Class H	1,077	1,517

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
China Construction Bank Corp. - Class H	17,116	14,206
China COSCO Holdings Co. Ltd. - Class H (c) (e)	566	298
China Everbright International Ltd.	578	969
China Everbright Ltd.	210	547
China Gas Holdings Ltd.	479	783
China Huishan Dairy Holdings Co. Ltd.	1,374	244
China International Marine Containers Group Co. Ltd. - Class H	138	300
China Life Insurance Co. Ltd.	684	596
China Life Insurance Co. Ltd. - Class H	1,763	7,751
China Longyuan Power Group Corp. - Class H	724	787
China Mengniu Dairy Co. Ltd.	324	1,720
China Merchants Bank Co. Ltd. - Class H	1,091	2,663
China Merchants Holdings International Co. Ltd.	273	1,069
China Minsheng Banking Corp. Ltd. - Class H	1,477	1,802
China Mobile Ltd.	1,452	18,920
China National Building Material Co. Ltd. - Class H (e)	634	631
China Oilfield Services Ltd. - Class H	432	719
China Overseas Land & Investment Ltd.	966	3,121
China Pacific Insurance Group Co. Ltd. - Class H (e)	625	2,974
China Petroleum & Chemical Corp. - Class H	6,046	4,818
China Railway Construction Corp. Ltd. - Class H	464	692
China Railway Group Ltd. - Class H	933	954
China Resources Cement Holdings Ltd.	518	293
China Resources Enterprise Ltd.	294	576
China Resources Gas Group Ltd.	208	647
China Resources Land Ltd.	541	1,528
China Resources Power Holdings Co. Ltd.	455	1,142
China Shenhua Energy Co. Ltd. - Class H	804	2,051
China Shipping Container Lines Co. Ltd. - Class H (c)	1,013	322
China State Construction International Holdings Ltd.	386	538
China Taiping Insurance Holdings Co. Ltd. (c)	269	919
China Telecom Corp. Ltd. - Class H	3,292	2,105
China Unicom Hong Kong Ltd.	1,417	2,157
Chongqing Changan Automobile Co. Ltd. - Class B (f)	174	476
Chongqing Rural Commercial Bank - Class H (e)	660	428
CITIC Securities Co. Ltd. - Class H	264	979
CNOOC Ltd.	4,232	5,973
Country Garden Holdings Co.	1,125	454
CSR Corp. Ltd. - Class H (f) (e)	445	588
Datang International Power Generation Co. Ltd. - Class H	710	362
Dongfeng Motor Group Co. Ltd. - Class H	646	1,033
ENN Energy Holdings Ltd.	174	1,070
Far East Horizon Ltd.	263	241
Fosun International Ltd. (e)	420	813
Franshion Properties China Ltd.	1,038	315
Great Wall Motor Co. Ltd. - Class H	247	1,741
Guangzhou Automobile Group Co. Ltd. - Class H	526	503
Guangzhou R&F Properties Co. Ltd. - Class H (e)	290	298
Haitian International Holdings Ltd.	144	331
Huaneng Power International Inc. - Class H	846	1,005
Industrial & Commercial Bank of China Ltd. - Class H	17,494	12,940
Inner Mongolia Yitai Coal Co. Ltd. - Class B	280	409
Jiangsu Expressway Co. Ltd. - Class H	309	415
Jiangxi Copper Co. Ltd. - Class H	336	624
PetroChina Co. Ltd. - Class H	5,009	5,563
Ping An Insurance Group Co. of China Ltd. - Class H	618	7,408
Shandong Weigao Group Medical Polymer Co. Ltd.	390	344
Shanghai Electric Group Co. Ltd. - Class H	678	450
Shanghai Industrial Holdings Ltd.	101	311
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	168	447
Shenzhou International Group Holdings Ltd.	129	582
Sihuan Pharmaceutical Holdings Group Ltd. (f)	974	554
Sinopec Shanghai Petrochemical Co. Ltd. - Class H	786	293
Sinopharm Group Co. Ltd. - Class H	282	1,148
Soho China Ltd.	470	320
Sun Art Retail Group Ltd. (e)	533	464
Tencent Holdings Ltd.	1,223	23,224
Tingyi Cayman Islands Holding Corp.	465	1,000
Tsingtao Brewery Co. Ltd. - Class H (e)	92	617
Want Want China Holdings Ltd.	1,405	1,495
Weichai Power Co. Ltd. - Class H	117	453
Yanzhou Coal Mining Co. Ltd. - Class H (e)	402	341
Zhejiang Expressway Co. Ltd. - Class H	342	453
Zhuzhou CSR Times Electric Co. Ltd. - Class H	129	845
Zijin Mining Group Co. Ltd. (e)	1,430	453
ZTE Corp. - Class H	170	390
		185,072
Colombia - 0.4%
Almacenes Exito SA	50	473
Cementos Argos SA	83	269
Cemex Latam Holdings SA (c)	52	272
Corp. Financiera Colombiana SA	20	274
Ecopetrol SA	1,177	894
Grupo Argos SA	76	489
Grupo de Inversiones Suramericana SA	58	751
Interconexion Electrica SA	92	264
Isagen SA ESP	177	207
		3,893
Czech Republic - 0.2%
02 Czech Republic A/S	19	156
CEZ A/S	39	960
Komercni Banka A/S	4	761
		1,877
Egypt - 0.2%
Commercial International Bank	205	1,515
Global Telecom Holding SAE (c)	674	296
Talaat Moustafa Group	209	286
Telecom Egypt Co.	68	100
		2,197
Greece - 0.3%
Alpha Bank AE (c)	1,159	343
Eurobank Ergasias SA (c)	1,556	176
Folli Follie SA	9	265
Hellenic Telecommunications Organization SA	60	531
JUMBO SA	18	189
National Bank of Greece SA (c)	362	433
OPAP SA	53	495
Piraeus Bank SA (c)	441	170
Public Power Corp. SA	21	127
Titan Cement Co. SA	10	218
		2,947
Hong Kong - 3.1%
Alibaba Health Information Technology Ltd. (c) (f)	528	462

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Alibaba Pictures Group Ltd. (c) (f)	1,250	461
Anta Sports Products Ltd.	220	403
BBMG Corp. - Class H	182	168
CGN Power Co. Ltd.	1,266	545
China Cinda Asset Management Co. Ltd. - Class H	1,161	575
China CNR Corp. Ltd. - Class H (c) (f)	454	652
China Everbright Bank Co. Ltd. - Class H	650	358
China Galaxy Securities Co. Ltd. - Class H (e)	359	410
China Medical System Holdings Ltd.	264	407
China South City Holdings Ltd.	428	140
China Vanke Co. Ltd. - Class H	305	722
Citic Pacific Ltd. (e)	537	919
COSCO Pacific Ltd.	398	521
CSPC Pharmaceutical Group Ltd.	690	584
Evergrande Real Estate Group Ltd. (e)	1,407	709
GCL New Energy Holdings (c) (e)	2,338	619
Geely Automobile Holdings Ltd. (e)	1,250	642
GOME Electrical Appliances Holdings Ltd. (e)	2,262	326
Guangdong Investment Ltd.	568	745
Haier Electronics Group Co. Ltd.	254	665
Haitong Securities Co. Ltd. - Class H	329	802
Hanergy Thin Film Power Group Ltd. (e)	2,958	2,663
Hengan International Group Co. Ltd.	173	2,088
Huadian Power International Corp. Ltd.	424	354
Kingboard Chemical Holdings Ltd.	190	300
Kingsoft Corp Ltd. (e)	136	399
Kunlun Energy Co. Ltd.	764	742
Lee & Man Paper Manufacturing Ltd.	343	166
Lenovo Group Ltd. (e)	1,576	2,297
Longfor Properties Co. Ltd.	346	490
New China Life Insurance Co. Ltd. - Class H	175	974
New World China Land Ltd.	626	400
Nine Dragons Paper Holdings Ltd.	429	268
People’s Insurance Co. Group of China Ltd. - Class H	1,599	811
PICC Property & Casualty Co. Ltd. - Class H	813	1,605
Semiconductor Manufacturing International Corp. (c)	5,952	578
Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class H (f)	96	318
Shimao Property Holdings Ltd.	313	656
Shui On Land Ltd. (e)	1,020	241
Sino Biopharmaceutical	740	749
Sino-Ocean Land Holdings Ltd.	823	498
Sinopec Engineering Group Co. Ltd. - Class H	274	237
Sinotrans Ltd. - Class H	495	285
Uni-President China Holdings Ltd. (e)	330	218
Yuexiu Property Co. Ltd.	1,788	351
		29,523
Hungary - 0.2%
MOL Hungarian Oil and Gas Plc	11	457
OTP Bank Plc	54	1,026
Richter Gedeon Nyrt	35	486
		1,969
India - 7.3%
ACC Ltd.	11	284
Adani Enterprises Ltd.	35	348
Aditya Birla Nuvo Ltd.	8	201
Ambuja Cements Ltd.	163	664
Apollo Hospitals Enterprise Ltd.	18	387
Asian Paints Ltd.	65	841
Aurobindo Pharma Ltd.	29	559
Bajaj Auto Ltd.	20	637
Bharat Heavy Electricals Ltd.	133	500
Bharat Petroleum Corp. Ltd.	41	533
Bharti Airtel Ltd.	143	900
Bosch Ltd.	2	729
Cairn India Ltd.	113	387
Cipla Ltd.	81	922
Coal India Ltd.	165	955
Dabur India Ltd.	136	576
Divi’s Laboratories Ltd.	12	332
DLF Ltd.	87	220
Dr. Reddy’s Laboratories Ltd.	28	1,575
GAIL India Ltd.	81	503
GlaxoSmithKline Consumer Healthcare Ltd.	3	252
Godrej Consumer Products Ltd.	28	474
HCL Technologies Ltd.	117	1,825
Hero Honda Motors Ltd.	12	503
Hindalco Industries Ltd.	245	506
Hindustan Unilever Ltd.	179	2,507
Housing Development Finance Corp.	355	7,458
ICICI Bank Ltd.	266	1,346
Idea Cellular Ltd.	260	764
Infosys Ltd.	218	7,678
ITC Ltd.	531	2,763
Jindal Steel & Power Ltd.	98	246
JSW Steel Ltd.	19	277
Larsen & Toubro Ltd.	75	2,070
LIC Housing Finances Ltd.	65	453
Mahindra & Mahindra Financial Services Ltd.	68	277
Mahindra & Mahindra Ltd.	81	1,547
Motherson Sumi Systems Ltd.	45	369
Mundra Port and Special Economic Zone Ltd.	122	603
Nestle India Ltd.	6	612
NTPC Ltd.	394	925
Oil & Natural Gas Corp. Ltd.	185	904
Oil India Ltd.	31	225
Piramal Healthcare Ltd.	14	193
Power Finance Corp. Ltd.	60	264
Ranbaxy Laboratories Ltd. (c)	31	403
Reliance Communications Ltd.	178	168
Reliance Industries Ltd.	308	4,063
Reliance Infrastructure Ltd.	30	211
Rural Electrification Corp. Ltd.	72	382
Sesa Sterlite Ltd.	268	815
Shriram Transport Finance Co. Ltd.	36	649
Siemens Ltd.	15	332
State Bank of India	357	1,526
Sun Pharmaceutical Industries Ltd.	172	2,813
Tata Consultancy Services Ltd.	112	4,563
Tata Motors Ltd.	183	1,600
Tata Power Co. Ltd.	234	288
Tata Steel Ltd.	68	344
Tech Mahindra Ltd.	65	652
Ultratech Cement Ltd.	7	344
United Breweries Ltd.	16	261
United Spirits Ltd. (c)	10	600
Wipro Ltd.	147	1,476
Zee Entertainment Enterprises Ltd.	126	686
		69,270
Indonesia - 2.7%
Adaro Energy Tbk PT	3,962	287
Astra Agro Lestari Tbk PT	70	130
Astra International Tbk PT	4,795	3,141
Bank Central Asia Tbk PT	2,893	3,279
Bank Danamon Indonesia Tbk PT - Class A	906	355
Bank Mandiri Persero Tbk PT	2,193	2,091
Bank Negara Indonesia Persero Tbk PT	1,764	974
Bank Rakyat Indonesia Persero Tbk PT	2,616	2,654
Bumi Serpong Damai PT	2,004	327
Charoen Pokphand Indonesia Tbk PT	1,706	462

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Global Mediacom Tbk PT	1,395	186
Gudang Garam Tbk PT	116	453
Indo Tambangraya Megah Tbk PT	83	107
Indocement Tunggal Prakarsa Tbk PT	353	592
Indofood CBP Sukses Makmur Tbk PT	304	341
Indofood Sukses Makmur Tbk PT	962	548
Jasa Marga Persero Tbk PT	534	294
Kalbe Farma Tbk PT	4,955	707
Lippo Karawaci Tbk PT	4,748	490
Matahari Department Store Tbk PT	464	698
Media Nusantara Citra Tbk PT	1,272	278
Perusahaan Gas Negara PT	2,562	939
PT Semen Indonesia	700	729
Surya Citra Media Tbk PT	1,445	375
Tambang Batubara Bukit Asam Tbk PT	234	192
Telekomunikasi Indonesia Persero Tbk PT - Class B	11,877	2,619
Tower Bersama Infrastructure Tbk PT	437	317
Unilever Indonesia Tbk PT	357	1,082
United Tractors Tbk PT	413	687
XL Axiata Tbk PT	785	261
		25,595
Malaysia - 3.4%
AirAsia Bhd	199	128
Alliance Financial Group Bhd	265	342
AMMB Holdings Bhd	316	542
Astro Malaysia Holdings Bhd	384	331
Axiata Group Bhd	601	1,148
Berjaya Sports Toto Bhd	209	190
Bumi Armada Bhd	377	105
Bumiputra-Commerce Holdings Bhd	1,210	2,032
Dialog Group Bhd	946	403
DiGi.Com Bhd	727	1,236
Felda Global Ventures Holdings Bhd	253	148
Gamuda Bhd	400	550
Genting Bhd	507	1,230
Genting Malaysia Bhd	725	827
Genting Plantations Bhd	46	126
Hong Leong Bank Bhd	129	496
Hong Leong Financial Group Bhd	57	260
IHH Healthcare Bhd	586	951
IJM Corp. Bhd	358	696
IOI Corp. Bhd	701	869
IOI Properties Group Sdn Bhd	463	272
Kuala Lumpur Kepong Bhd	113	693
Lafarge Malaysia Bhd	108	286
Malayan Banking Bhd	1,108	2,791
Malaysia Airports Holdings Bhd	223	422
Maxis Bhd	448	869
MISC Bhd	255	584
Petronas Chemicals Group Bhd	666	1,012
Petronas Dagangan Bhd	62	337
Petronas Gas Bhd	164	1,018
PPB Group Bhd	120	498
Public Bank Bhd	644	3,284
RHB Capital Bhd	124	264
Sapurakencana Petroleum Bhd	889	566
Sime Darby Bhd	724	1,811
Telekom Malaysia Bhd	267	523
Tenaga Nasional Bhd	801	3,102
UEM Sunrise Bhd	267	99
UMW Holdings Bhd	133	389
YTL Corp. Bhd	1,016	458
YTL Power International Bhd	445	180
		32,068
Mexico - 3.9%
Alfa SAB de CV - Class A (c)	675	1,365
America Movil SAB de CV - Class L	7,876	8,060
Arca Continental SAB de CV	101	622
Coca-Cola Femsa SAB de CV - Class L	103	819
Controladora Comercial Mexicana SAB de CV - Class C	99	317
El Puerto de Liverpool SAB de CV - Class C	46	541
Fibra Uno Administracion SA de CV	534	1,415
Fomento Economico Mexicano SAB de CV	460	4,300
Genomma Lab Internacional SAB de CV - Class B (c)	142	133
Gentera SAB de CV (c) (e)	262	469
Gruma SAB de CV - Class B	43	545
Grupo Aeroportuario del PacifiCo SAB de CV - Class B	66	435
Grupo Aeroportuario del Sureste SAB de CV - Class B	48	643
Grupo Bimbo SAB de CV - Class A (c)	389	1,099
Grupo Carso SAB de CV	141	590
Grupo Comercial Chedraui SA de CV - Class B	89	271
Grupo Financiero Banorte SAB de CV	591	3,429
Grupo Financiero Inbursa SAB de CV	552	1,391
Grupo Financiero Santander Mexico SAB de CV - Class B	456	995
Grupo Lala SAB de CV	143	290
Grupo Mexico SAB de CV	911	2,686
Industrias Penoles SAB de CV	34	582
Kimberly-Clark de Mexico SAB de CV	366	765
Mexichem SAB de CV	232	606
Minera Frisco SAB de CV - Class A-1 (c) (e)	130	140
OHL Mexico SAB de CV (c)	193	364
Promotora y Operadora de Infraestructura SAB de CV (c)	59	633
Wal-Mart de Mexico SAB de CV	1,243	3,098
		36,603
Peru - 0.3%
Cia de Minas Buenaventura SA - ADR	47	471
Credicorp Ltd.	16	2,245
		2,716
Philippines - 1.3%
Aboitiz Equity Ventures Inc.	450	584
Aboitiz Power Corp.	368	366
Alliance Global Group Inc.	516	305
Ayala Corp.	49	879
Ayala Land Inc.	1,641	1,410
Bank of the Philippine Islands	179	403
BDO Unibank Inc.	390	1,082
DMCI Holdings Inc.	987	342
Energy Development Corp.	2,179	414
Globe Telecom Inc.	7	314
International Container Terminal Services Inc.	124	300
JG Summit Holdings Inc.	602	976
Jollibee Foods Corp.	98	482
Megaworld Corp.	2,713	329
Metro Pacific Investments Corp.	2,836	306
Metropolitan Bank & Trust Co.	50	109
Philippine Long Distance Telephone Co.	23	1,444
SM Investments Corp.	39	775
SM Prime Holdings Inc.	1,986	887
Universal Robina Corp.	207	1,043
		12,750
Poland - 1.5%
Alior Bank SA (c)	11	236
Bank Handlowy w Warszawie SA	7	206

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Bank Millennium SA	80	140
Bank Pekao SA	32	1,534
Bank Zachodni WBK SA	8	717
CCC SA	6	308
Cyfrowy Polsat SA	43	283
Enea SA	43	189
Energa SA	54	355
Eurocash SA	17	150
Getin Noble Bank SA (c)	188	84
Grupa Lotos SA - Class A (c)	22	160
KGHM Polska Miedz SA	34	1,087
LPP SA	—	383
Mbank	3	402
Orange Polska Spolka Akcyjna	160	402
PGE SA	202	1,109
Polski Koncern Naftowy Orlen SA	77	1,199
Polskie Gornictwo Naftowe i Gazownictwo SA	432	625
Powszechna Kasa Oszczednosci Bank Polski SA	211	1,886
Powszechny Zaklad Ubezpieczen SA	13	1,723
Synthos SA	89	103
Tauron Polska Energia SA	268	312
Zaklady Azotowe w Tarnowie-Moscicach SA	12	266
		13,859
Qatar - 0.8%
Barwa Real Estate Co.	25	310
Commercial Bank of Qatar QSC	23	341
Doha Bank QSC	17	240
Gulf International Services OSC	10	251
Industries Qatar QSC	36	1,390
Masraf Al Rayan	85	1,103
Qatar Electricity & Water Co.	6	340
Qatar Islamic Bank SAQ	14	394
Qatar National Bank	41	2,160
Qatar Telecom Qtel QSC	20	538
Vodafone Qatar	71	343
		7,410
Russian Federation - 3.4%
Alrosa AO	402	497
Gazprom OAO	2,815	6,697
Lukoil OAO	121	5,633
Magnit OJSC - GDR	62	3,150
MegaFon OAO - GDR	19	303
MMC Norilsk Nickel OJSC	13	2,365
Mobile Telesystems OJSC - ADR	125	1,260
Moscow Exchange MICEX-RTS OAO	329	389
NovaTek OAO - GDR	22	1,609
Rosneft OAO	284	1,229
Rostelecom OJSC	182	247
RusHydro JSC	30,426	274
Sberbank of Russia	2,611	2,816
Severstal PAO	51	572
Sistema JSFC - GDR	35	261
Surgutneftegas OAO	1,719	1,036
Tatneft OAO	337	1,658
Uralkali OJSC	318	854
VTB Bank OJSC	1,233,025	1,269
		32,119
South Africa - 7.7%
African Bank Investments Ltd. (f)	281	—
African Rainbow Minerals Ltd.	20	161
Anglo Platinum Ltd. (c)	14	338
AngloGold Ashanti Ltd. (c)	98	927
Aspen Pharmacare Holdings Ltd.	81	2,569
Assore Ltd.	6	68
Barclays Africa Group Ltd.	81	1,236
Barloworld Ltd.	58	443
Bidvest Group Ltd.	76	2,046
Brait SA	80	550
Coronation Fund Managers Ltd.	50	403
Discover Ltd.	70	715
Exxaro Resources Ltd. (e)	32	262
FirstRand Ltd.	798	3,667
Foschini Ltd.	45	665
Gold Fields Ltd.	179	742
Growthpoint Properties Ltd.	536	1,265
Impala Platinum Holdings Ltd. (c)	120	580
Imperial Holdings Ltd.	46	723
Investec Ltd.	60	498
Kumba Iron Ore Ltd.	12	157
Liberty Holdings Ltd.	28	393
Life Healthcare Group Holdings Ltd.	223	778
Massmart Holdings Ltd. (e)	28	351
Mediclinic International Ltd.	93	935
MMI Holdings Ltd.	259	702
Mr Price Group Ltd.	57	1,221
MTN Group Ltd.	395	6,664
Nampak Ltd.	132	444
Naspers Ltd. - Class N	94	14,453
Nedbank Group Ltd. (e)	48	943
Netcare Ltd.	229	784
Pick n Pay Stores Ltd. (e)	49	199
PPC Ltd.	99	149
Redefine Properties Ltd.	841	859
Remgro Ltd.	114	2,500
Resilient Property Income Fund Ltd.	59	510
RMB Holdings Ltd.	168	967
RMI Holdings	156	594
Sanlam Ltd.	437	2,819
Sappi Ltd. (c)	125	505
Sasol Ltd.	132	4,448
Shoprite Holdings Ltd.	109	1,473
Spar Group Ltd.	39	599
Standard Bank Group Ltd.	288	3,983
Steinhoff International Holdings Ltd.	506	3,168
Telkom SA Ltd. (c)	57	373
Tiger Brands Ltd. (e)	39	977
Truworths International Ltd.	87	630
Tsogo Sun Holdings Ltd.	123	279
Vodacom Group Ltd.	89	968
Woolworths Holdings Ltd.	217	1,542
		73,225
South Korea - 13.9%
Amorepacific Corp.	1	2,290
AMOREPACIFIC Group	1	889
BS Financial Group Inc.	47	637
Celltrion Inc. (c)	15	972
Cheil Industries Inc. (c)	4	537
Cheil Worldwide Inc. (c)	20	436
CJ CheilJedang Corp.	2	585
CJ Corp.	4	575
CJ Korea Express Co. Ltd. (c)	1	243
Coway Co. Ltd.	13	1,042
Daelim Industrial Co. Ltd.	7	411
Daewoo Engineering & Construction Co. Ltd. (c)	24	171
Daewoo International Corp.	12	297
Daewoo Securities Co. Ltd.	42	485
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	27	435
Daum Kakao Corp.	6	634
DGB Financial Group Inc.	40	436

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Dongbu Insurance Co. Ltd.	10	456
Doosan Corp.	2	161
Doosan Heavy Industries and Construction Co. Ltd.	13	319
Doosan Infracore Co. Ltd. (c)	34	366
E-Mart Co. Ltd.	5	1,030
GS Engineering & Construction Corp. (c)	13	342
GS Holdings Corp.	11	435
Halla Visteon Climate Control Corp.	8	279
Hana Financial Group Inc.	69	1,774
Hankook Tire Co. Ltd.	18	729
Hanssem Co. Ltd.	3	436
Hanwha Chem Corp.	23	295
Hanwha Corp.	12	381
Hanwha Life Insurance Co. Ltd.	54	357
Hite Jinro Co. Ltd.	6	130
Hotel Shilla Co. Ltd.	8	692
Hyosung Corp.	6	447
Hyundai Department Store Co. Ltd.	4	507
Hyundai Development Co.	13	644
Hyundai Engineering & Construction Co. Ltd.	17	782
Hyundai Glovis Co. Ltd.	5	933
Hyundai Heavy Industries Co. Ltd.	10	1,116
Hyundai Marine & Fire Insurance Co. Ltd.	16	356
Hyundai Merchant Marine Co. Ltd. (c)	14	111
Hyundai Mipo Dockyard Co. Ltd.	2	140
Hyundai Mobis	16	3,577
Hyundai Motor Co.	37	5,577
Hyundai Steel Co.	17	1,093
Hyundai Wia Corp.	4	513
Industrial Bank of Korea	63	751
Kangwon Land Inc.	28	858
KB Financial Group Inc.	91	3,223
KCC Corp.	1	654
KEPCO Plant Service & Engineering Co. Ltd.	5	447
Kia Motors Corp.	62	2,530
Korea Aerospace Industries Ltd.	10	494
Korea Electric Power Corp.	61	2,494
Korea Gas Corp.	7	261
Korea Investment Holdings Co. Ltd.	9	537
Korea Kumho Petrochemical	3	204
Korea Zinc Co. Ltd.	2	788
Korean Air Lines Co. Ltd. (c)	9	404
KT Corp. - ADR	27	351
KT&G Corp.	26	2,067
LG Chem Ltd.	11	2,261
LG Corp.	22	1,233
LG Display Co. Ltd.	55	1,551
LG Electronics Inc.	25	1,342
LG Household & Health Care Ltd.	2	1,675
LG Innotek Co. Ltd.	3	358
LG Telecom Ltd.	50	494
Lotte Chemical	4	645
Lotte Confectionery Co. Ltd.	—	298
Lotte Shopping Co. Ltd.	3	588
LS Corp.	3	159
LS Industrial Systems Co. Ltd.	3	193
Mirae Asset Securities Co. Ltd.	7	313
NCSoft Corp.	3	564
NH Investment and Securities	37	480
NHN Corp.	7	4,004
OCI Co. Ltd.	4	392
Orion Corp.	1	839
Paradise Co. Ltd.	13	282
POSCO Inc.	16	3,395
S-Oil Corp.	11	608
S1 Corp.	4	326
Samsung C&T Corp.	30	1,582
Samsung Card Co. Ltd.	9	343
Samsung Electro-Mechanics Co. Ltd.	14	974
Samsung Electronics Co. Ltd.	26	33,992
Samsung Fire & Marine Insurance Co. Ltd.	8	1,861
Samsung Heavy Industries Co. Ltd.	39	633
Samsung Life Insurance Co. Ltd.	15	1,276
Samsung SDI Co.	13	1,602
Samsung SDS Co. Ltd.	6	1,548
Samsung Securities Co. Ltd.	14	671
Shinhan Financial Group Co. Ltd.	101	3,792
Shinsegae Co. Ltd.	2	274
SK C&C Co. Ltd.	5	985
SK Holdings Co. Ltd.	6	929
SK Hynix Inc.	138	5,631
SK Innovation Co. Ltd.	15	1,246
SK Networks Co. Ltd.	22	164
SK Telecom Co. Ltd.	2	580
Woori Bank	75	632
Yuhan Corp.	2	322
		132,153
Taiwan - 12.4%
Acer Inc. (c)	697	449
Advanced Semiconductor Engineering Inc.	1,480	2,004
Advantech Co. Ltd.	79	602
Asia Cement Corp.	539	677
Asia Pacific Telecom Co. Ltd.	424	194
Asustek Computer Inc.	167	1,679
AU Optronics Corp.	2,068	1,038
Catcher Technology Co. Ltd.	153	1,595
Cathay Financial Holding Co. Ltd.	1,925	3,067
Chailease Holding Co. Ltd.	208	517
Chang Hwa Commercial Bank	1,193	689
Cheng Shin Rubber Industry Co. Ltd.	366	841
Chicony Electronics Co. Ltd.	121	339
China Airlines Ltd. (c)	680	349
China Development Financial Holding Corp.	3,241	1,122
China Motor Corp.	88	76
China Steel Corp.	2,831	2,350
Chunghwa Telecom Co. Ltd.	892	2,851
Clevo Co.	81	126
Compal Electronics Inc.	1,004	834
CTBC Financial Holding Co. Ltd.	3,246	2,155
CTCI Corp.	165	272
Delta Electronics Inc.	433	2,729
E. Sun Financial Holding Co. Ltd.	1,555	951
Eclat Textile Co. Ltd.	37	487
Epistar Corp.	238	383
Eva Airways Corp. (c)	369	271
Evergreen Marine Corp. Taiwan Ltd.	363	270
Far Eastern Department Stores Co. Ltd.	275	232
Far Eastern New Century Corp.	756	780
Far EasTone Telecommunications Co. Ltd.	374	902
Farglory Land Development Co. Ltd.	78	90
First Financial Holding Co. Ltd.	1,729	1,027
Formosa Chemicals & Fibre Corp.	776	1,776
Formosa International Hotels Corp.	6	66
Formosa Petrochemical Corp.	279	611
Formosa Plastics Corp.	992	2,402
Formosa Taffeta Co. Ltd.	142	149
Foxconn Technology Co. Ltd.	214	573
Fubon Financial Holding Co. Ltd.	1,575	2,824
Giant Manufacturing Co. Ltd.	68	656
Hermes Microvision Inc.	10	575
Highwealth Construction Corp.	155	364
Hiwin Technologies Corp.	43	321
Hon Hai Precision Industry Co. Ltd.	2,984	8,734
Hotai Motor Co. Ltd.	60	926

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
HTC Corp. (c)	158	703
Hua Nan Financial Holdings Co. Ltd.	1,384	790
Innolux Corp.	1,905	949
Inotera Memories Inc. (c)	511	678
Inventec Corp.	553	399
Kinsus Interconnect Technology Corp.	73	234
Largan Precision Co. Ltd.	24	2,063
Lite-On Technology Corp.	512	662
MediaTek Inc.	335	4,527
Mega Financial Holdings Co. Ltd.	2,353	1,949
Merida Industry Co. Ltd.	54	423
Nan Ya Plastics Corp.	1,140	2,528
Novatek Microelectronics Corp.	138	711
Pegatron Corp.	400	1,079
Phison Electronics Corp.	40	331
Pou Chen Corp.	457	639
Powertech Technology Inc.	164	283
President Chain Store Corp.	135	1,015
Quanta Computer Inc.	641	1,547
Radiant Opto-Electronics Corp.	100	310
Realtek Semiconductor Corp.	95	302
Ruentex Development Co. Ltd.	169	260
Ruentex Industries Ltd.	132	289
ScinoPharm Taiwan Ltd.	45	72
Shin Kong Financial Holding Co. Ltd.	1,897	539
Siliconware Precision Industries Co.	699	1,158
Simplo Technology Co. Ltd.	58	290
SinoPac Financial Holdings Co. Ltd.	1,896	790
Standard Foods Corp.	92	236
Synnex Technology International Corp.	334	451
Taishin Financial Holding Co. Ltd.	1,832	777
Taiwan Business Bank (c)	1,094	332
Taiwan Cement Corp.	796	1,120
Taiwan Cooperative Financial Holding	1,636	828
Taiwan Fertilizer Co. Ltd.	193	334
Taiwan Glass Industrial Corp.	206	149
Taiwan Mobile Co. Ltd.	394	1,376
Taiwan Semiconductor Manufacturing Co. Ltd.	5,847	27,172
Teco Electric and Machinery Co. Ltd.	423	402
TPK Holding Co. Ltd.	57	397
Transcend Information Inc.	54	191
U-Ming Marine Transport Corp.	88	130
Uni-President Enterprises Corp.	1,101	1,840
Unimicron Technology Corp.	232	150
United Microelectronics Corp.	2,866	1,420
Vanguard International Semiconductor Corp.	210	357
Walsin Lihwa Corp. (c)	601	185
Wan Hai Lines Ltd.	168	207
Wistron Corp.	509	432
WPG Holdings Co. Ltd.	319	410
Yang Ming Marine Transport Corp. (c)	354	203
Yuanta Financial Holding Co. Ltd.	2,013	1,012
Yulon Motor Co. Ltd.	229	313
Zhen Ding Technology Holding Ltd.	73	236
		118,105
Thailand - 2.3%
Advanced Info Service PCL	48	350
Advanced Info Service PCL - NVDR	198	1,439
Airports of Thailand PCL - NVDR	106	910
Bangkok Bank PCL	32	182
Bangkok Bank PCL - NVDR	104	591
Bangkok Dusit Medical Services PCL - NVDR	786	476
Banpu PCL	78	70
Banpu PCL - NVDR	194	175
BEC World PCL	73	92
BEC World PCL - NVDR	166	209
BTS Group Holdings PCL - NVDR	1,481	416
Bumrungrad Hospital PCL	88	409
Central Pattana PCL - NVDR	355	466
Charoen Pokphand Foods PCL	227	157
Charoen Pokphand Foods PCL - NVDR	417	288
CP ALL PCL	360	454
CP ALL PCL - NVDR	678	854
Delta Electronics Thailand PCL	126	292
Energy Absolute PCL	265	205
Glow Energy PCL	42	112
Glow Energy PCL - NVDR	66	173
Home Product Center PCL - NVDR	821	206
Indorama Ventures PCL	100	80
Indorama Ventures PCL - NVDR	147	118
IRPC PCL	813	107
IRPC PCL - NVDR	1,302	172
Kasikornbank PCL	44	311
Kasikornbank PCL - NVDR	386	2,711
Krung Thai Bank PCL - Class F	61	43
Krung Thai Bank PCL	244	171
Krung Thai Bank PCL - NVDR	516	362
Minor International PCL - NVDR	372	400
PTT Exploration & Production PCL	83	279
PTT Exploration & Production PCL - NVDR	250	837
PTT Global Chemical PCL	119	192
PTT Global Chemical PCL - NVDR	269	432
PTT PCL	67	668
PTT PCL - NVDR	169	1,679
Siam Cement PCL	4	64
Siam Cement PCL - NVDR	93	1,459
Siam Commercial Bank PCL	89	484
Siam Commercial Bank PCL - NVDR	282	1,542
Thai Oil PCL	78	124
Thai Oil PCL - NVDR	135	215
Thai Union Frozen Products PCL	416	257
TMB Bank PCL - NVDR	3,343	306
True Corp PCL - NVDR (c)	2,057	788
		22,327
Turkey - 1.5%
Akbank T.A.S.	517	1,516
Anadolu Efes Biracilik Ve Malt Sanayii A/S	50	417
Arcelik A/S	49	283
BIM Birlesik Magazalar A/S	51	905
Coca-Cola Icecek A/S	19	324
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	456	516
Enka Insaat ve Sanayi A/S	89	177
Eregli Demir ve Celik Fabrikalari TAS	320	497
Ford Otomotiv Sanayi A/S	19	243
Haci Omer Sabanci Holding A/S	205	723
KOC Holding A/S	157	716
Petkim Petrokimya Holding AS	117	156
TAV Havalimanlari Holding A/S	41	344
Tofas Turk Otomobil Fabrikasi A/S	35	212
Tupras Turkiye Petrol Rafinerileri A/S	29	691
Turk Hava Yollari (c)	137	452
Turk Telekomunikasyon A/S	129	342
Turkcell Iletisim Hizmetleri A/S	204	1,049
Turkiye Garanti Bankasi A/S	543	1,772
Turkiye Halk Bankasi A/S	150	736
Turkiye Is Bankasi SA - Class C	370	833
Turkiye Sise ve Cam Fabrikalari A/S	161	199
Turkiye Vakiflar Bankasi Tao	160	261
Ulker Biskuvi Sanayi A/S	35	263
Yapi ve Kredi Bankasi A/S	219	335
		13,962
United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	245	431

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Aldar Properties PJSC	805	518
Arabtec Holding Co. (c)	569	351
DP World Ltd.	38	827
Dubai Financial Market	551	225
Dubai Islamic Bank PJSC	256	430
Emaar Properties PJSC	840	1,503
First Gulf Bank PJSC	204	809
National Bank of Abu Dhabi PJSC	168	545
		5,639
United Kingdom - 0.1%
British American Tobacco Plc	30	554

United States of America - 0.1%
Southern Copper Corp. (e)	39	1,153
Total Common Stocks (cost $883,658)		880,877

Preferred Stocks - 4.7%
Brazil - 2.8%
AES Tiete SA	16	86
Banco Bradesco SA	599	5,558
Banco do Estado do Rio Grande do Sul	37	127
Bradespar SA	42	139
Braskem SA	30	104
Centrais Eletricas Brasileiras SA	33	70
Cia Brasileira de Distribuicao Grupo Pao de Acucar	35	1,042
Cia Energetica de Minas Gerais	181	734
Cia Energetica de Sao Paulo	38	284
Cia Paranaense de Energia	21	215
Gerdau SA	209	666
Itau Unibanco Holding SA	657	7,287
Itausa - Investimentos Itau SA	768	2,408
Lojas Americanas SA	125	646
Metalurgica Gerdau SA	75	257
Oi SA	50	79
Petroleo Brasileiro SA	992	3,047
Suzano Papel e Celulose SA	81	377
Telefonica Brasil SA	69	1,065
Usinas Siderurgicas de Minas Gerais SA - Class A	68	107
Vale SA	453	2,199
		26,497
Chile - 0.1%
Embotelladora Andina SA - Class B	86	217
Sociedad Quimica y Minera de Chile SA	22	399
		616
Colombia - 0.2%
Banco Davivienda SA	27	267
Bancolombia SA	100	981
Grupo Argos SA	24	156
Grupo Aval Acciones y Valores	776	348
Grupo de Inversiones Suramericana SA	24	305
		2,057
Mexico - 0.7%
Cemex SAB de CV	2,928	2,776
Grupo Televisa SAB (c)	611	4,031
		6,807
Russian Federation - 0.2%
AK Transneft OAO	—	751
Sberbank of Russia	191	149
Surgutneftegas OAO	1,637	1,249
		2,149
South Korea - 0.7%
Hyundai Motor Co.	5	545
Hyundai Motor Co.	9	876
LG Chem Ltd.	2	212
Samsung Electronics Co. Ltd.	5	4,846
		6,479
Total Preferred Stocks (cost $63,997)		44,605

Rights - 0.0%
South AFRICA - 0.0%
Discovery Ltd. (c) (f)	7	19
Total Rights (cost $0)		19

Corporate Bonds and Notes - 0.0%
India - 0.0%
NTPC Ltd., 8.49%, 03/25/25 (f), INR	$337	67
Total Corporate Bonds and Notes (cost $0)		67

Short Term Investments - 3.6%
Investment Company - 2.0%
JNL Money Market Fund, 0.01% (a) (h)	19,134	19,134

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	13,811	13,811

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 09/17/15 (o)	$810	810
Total Short Term Investments (cost $33,754)		33,755
Total Investments - 101.1% (cost $981,409)		959,323
Other Assets and Liabilities, Net - (1.1%)		(10,378)
Total Net Assets - 100.0%		$948,945

JNL/Mellon Capital European 30 Fund

Common Stocks - 91.6%
Belgium - 3.0%
Colruyt SA	222	$9,682
Denmark - 6.7%
A P Moller - Maersk A/S	5	10,905
Vestas Wind Systems A/S	264	10,905
		21,810
France - 21.0%
AXA SA	460	11,574
Compagnie Generale des Etablissements Michelin	116	11,574
Sanofi SA	115	11,399
SCOR SE	344	11,611
Societe Generale	250	12,087
Total SA (e)	212	10,515
		68,760
Germany - 11.0%
Allianz SE	63	11,011
Bayerische Motoren Werke AG	99	12,377
Volkswagen AG	49	12,600
		35,988
Italy - 3.2%
Snam Rete Gas SpA	2,147	10,420

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Netherlands - 2.7%
Delta Lloyd NV	468	8,821

Spain - 3.4%
Mapfre SA	3,088	11,274

Sweden - 3.3%
Nordea Bank AB (e)	895	10,901

Switzerland - 12.8%
Aryzta AG	134	8,186
Credit Suisse Group AG	416	11,190
Swisscom AG	20	11,508
Zurich Financial Services AG	33	11,136
		42,020
United Kingdom - 24.5%
Babcock International Group Plc	631	9,204
Centrica Plc	2,456	9,186
Fresnillo Plc	857	8,656
GlaxoSmithKline Plc	484	11,135
Imperial Tobacco Group Plc	236	10,360
Old Mutual Plc	3,602	11,824
Persimmon Plc	424	10,452
Scottish & Southern Energy Plc	416	9,229
		80,046
Total Common Stocks (cost $303,388)		299,722

Preferred Stocks - 7.2%
Germany - 3.9%
Porsche Automobil Holding SE	131	12,832

Switzerland - 3.3%
Lindt & Spruengli AG	2	10,646
Total Preferred Stocks (cost $20,742)		23,478

Short Term Investments - 1.2%
Investment Company - 1.0%
JNL Money Market Fund, 0.01% (a) (h)	3,131	3,131

Securities Lending Collateral - 0.2%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	775	775
Total Short Term Investments (cost $3,906)		3,906
Total Investments - 100.0% (cost $328,036)		327,106
Other Assets and Liabilities, Net - (0.0%)		(50)
Total Net Assets - 100.0%		$327,056

JNL/Mellon Capital Pacific Rim 30 Fund

Common Stocks - 94.2%
Australia - 12.2%
AGL Energy Ltd.	418	$4,835
Asciano Group	940	4,520
Computershare Ltd.	480	4,635
QBE Insurance Group Ltd.	506	5,005
		18,995
Hong Kong - 16.2%
BOC Hong Kong Holdings Ltd.	1,390	4,956
Cheung Kong Infrastructure Holdings Ltd.	629	5,402
CK Hutchison Holdings Ltd.	274	5,612
CLP Holdings Ltd.	542	4,733
First Pacific Co. Ltd.	4,616	4,609
		25,312
Japan - 48.2%
Daihatsu Motor Co. Ltd. (e)	347	5,300
ITOCHU Corp. (e)	432	4,672
Itochu Techno-Solutions Corp. (e)	258	5,360
Marubeni Corp. (e)	765	4,424
Mitsubishi Corp.	252	5,064
Mitsubishi UFJ Lease & Finance Co. Ltd.	983	4,860
Mitsui & Co. Ltd.	343	4,599
Mizuho Financial Group Inc.	2,745	4,823
NHK Spring Co. Ltd.	525	5,461
Nippon Telegraph & Telephone Corp.	90	5,580
Nitori Co. Ltd.	85	5,734
Resona Holdings Inc. (e)	885	4,390
Shimamura Co. Ltd. (e)	53	4,946
Shinsei Bank Ltd. (e)	2,615	5,199
Sumitomo Mitsui Financial Group Inc.	128	4,903
		75,315
New Zealand - 2.9%
Fletcher Building Ltd.	707	4,441

Singapore - 14.7%
Jardine Cycle & Carriage Ltd. (e)	151	4,507
Oversea-Chinese Banking Corp. Ltd.	595	4,583
Singapore Telecommunications Ltd.	1,588	5,067
United Overseas Bank Ltd.	258	4,320
Wilmar International Ltd.	1,907	4,528
		23,005
Total Common Stocks (cost $140,820)		147,068

Investment Companies - 2.6%
Vanguard MSCI Pacific ETF	66	4,075
Total Investment Companies (cost $4,126)		4,075

Short Term Investments - 13.4%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	691	691

Securities Lending Collateral - 13.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	20,284	20,284
Total Short Term Investments (cost $20,975)		20,975
Total Investments - 110.2% (cost $165,921)		172,118
Other Assets and Liabilities, Net - (10.2%)		(15,988)
Total Net Assets - 100.0%		$156,130

JNL/Mellon Capital S&P 500 Index Fund

Common Stocks - 98.7%
Consumer Discretionary - 12.5%
Amazon.com Inc. (c)	88	$32,908
AutoNation Inc. (c)	18	1,185
AutoZone Inc. (c)	8	5,143
Bed Bath & Beyond Inc. (c)	43	3,290
Best Buy Co. Inc.	66	2,508
BorgWarner Inc.	54	3,261
Cablevision Systems Corp. - Class A (e)	48	872
Carmax Inc. (c)	49	3,413
Carnival Corp.	103	4,931
CBS Corp. - Class B	107	6,474
Chipotle Mexican Grill Inc. - Class A (c)	7	4,701
Coach Inc.	62	2,554
Comcast Corp. - Class A (e)	593	33,459
D.R. Horton Inc.	75	2,130

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Darden Restaurants Inc.	28	1,949
Delphi Automotive Plc	68	5,433
DIRECTV (c)	118	9,999
Discovery Communications Inc. - Class A (c)	35	1,080
Discovery Communications Inc. - Class C (c)	62	1,819
Dollar General Corp. (c)	69	5,214
Dollar Tree Inc. (c)	49	3,953
Expedia Inc.	24	2,245
Family Dollar Stores Inc.	23	1,834
Ford Motor Co.	921	14,871
Fossil Group Inc. (c)	11	926
GameStop Corp. - Class A (e)	26	972
Gannett Co. Inc.	50	1,842
Gap Inc.	64	2,757
Garmin Ltd.	28	1,311
General Motors Co.	315	11,831
Genuine Parts Co.	36	3,376
Goodyear Tire & Rubber Co.	65	1,761
H&R Block Inc.	63	2,022
HanesBrands Inc.	93	3,131
Harley-Davidson Inc.	49	2,984
Harman International Industries Inc.	16	2,193
Hasbro Inc.	25	1,582
Home Depot Inc.	307	34,872
Interpublic Group of Cos. Inc.	100	2,216
Johnson Controls Inc.	154	7,785
Kohl’s Corp.	47	3,680
L Brands Inc.	58	5,456
Leggett & Platt Inc.	31	1,432
Lennar Corp. - Class A	41	2,109
Lowe’s Cos. Inc.	227	16,891
Macy’s Inc.	80	5,172
Marriott International Inc. - Class A	51	4,076
Mattel Inc.	76	1,733
McDonald’s Corp.	226	22,000
Michael Kors Holdings Ltd. (c)	47	3,072
Mohawk Industries Inc. (c)	15	2,741
Netflix Inc. (c)	14	5,897
Newell Rubbermaid Inc.	66	2,564
News Corp. - Class A (c)	115	1,835
Nike Inc. - Class B	163	16,360
Nordstrom Inc.	32	2,558
O’Reilly Automotive Inc. (c)	24	5,214
Omnicom Group Inc.	58	4,554
Priceline Group Inc. (c)	12	14,232
Pulte Homes Inc.	74	1,649
PVH Corp.	18	1,932
Ralph Lauren Corp. - Class A	13	1,768
Ross Stores Inc.	48	5,062
Royal Caribbean Cruises Ltd.	38	3,120
Scripps Networks Interactive Inc. - Class A	24	1,670
Staples Inc.	146	2,379
Starbucks Corp.	175	16,545
Starwood Hotels & Resorts Worldwide Inc.	43	3,558
Target Corp.	149	12,221
Tiffany & Co.	27	2,370
Time Warner Cable Inc.	66	9,835
Time Warner Inc.	196	16,525
TJX Cos. Inc.	159	11,122
Tractor Supply Co.	31	2,633
TripAdvisor Inc. (c)	25	2,058
Twenty-First Century Fox Inc. - Class A	431	14,598
Under Armour Inc. - Class A (c)	40	3,198
Urban Outfitters Inc. (c)	24	1,088
VF Corp.	80	6,012
Viacom Inc. - Class B	87	5,965
Walt Disney Co. (e)	364	38,224
Whirlpool Corp.	18	3,721
Wyndham Worldwide Corp.	29	2,620
Wynn Resorts Ltd.	18	2,315
Yum! Brands Inc.	101	7,924
		538,475
Consumer Staples - 9.2%
Altria Group Inc.	461	23,045
Archer-Daniels-Midland Co.	149	7,059
Brown-Forman Corp. - Class B	36	3,251
Campbell Soup Co.	40	1,844
Clorox Co.	31	3,386
Coca-Cola Co.	918	37,228
Coca-Cola Enterprises Inc.	51	2,243
Colgate-Palmolive Co.	198	13,728
ConAgra Foods Inc.	96	3,521
Constellation Brands Inc. - Class A (c)	38	4,470
Costco Wholesale Corp.	102	15,483
CVS Health Corp.	262	27,085
Dr. Pepper Snapple Group Inc.	46	3,611
Estee Lauder Cos. Inc. - Class A	52	4,324
General Mills Inc.	142	8,021
Hershey Co.	35	3,510
Hormel Foods Corp.	29	1,669
JM Smucker Co.	24	2,721
Kellogg Co.	59	3,862
Keurig Green Mountain Inc.	28	3,159
Kimberly-Clark Corp.	86	9,220
Kraft Foods Group Inc.	138	12,016
Kroger Co.	115	8,818
Lorillard Inc.	82	5,384
McCormick & Co. Inc. (e)	29	2,272
Mead Johnson Nutrition Co.	47	4,690
Molson Coors Brewing Co. - Class B	38	2,822
Mondelez International Inc. - Class A	385	13,884
Monster Beverage Corp. (c)	34	4,712
PepsiCo Inc.	346	33,047
Philip Morris International Inc.	362	27,272
Procter & Gamble Co.	629	51,540
Reynolds American Inc.	73	5,000
Sysco Corp.	138	5,205
Tyson Foods Inc. - Class A	66	2,547
Wal-Mart Stores Inc.	368	30,265
Whole Foods Market Inc.	83	4,299
		396,213
Energy - 7.9%
Anadarko Petroleum Corp.	119	9,816
Apache Corp.	89	5,377
Baker Hughes Inc.	102	6,463
Cabot Oil & Gas Corp. - Class A	96	2,830
Cameron International Corp. (c)	49	2,199
Chesapeake Energy Corp. (e)	114	1,615
Chevron Corp.	440	46,205
Cimarex Energy Co.	21	2,403
ConocoPhillips Co.	287	17,882
CONSOL Energy Inc.	53	1,472
Devon Energy Corp.	88	5,315
Diamond Offshore Drilling Inc. (e)	15	406
Ensco Plc - Class A	51	1,084
EOG Resources Inc.	128	11,749
EQT Corp.	35	2,898
Exxon Mobil Corp.	978	83,126
FMC Technologies Inc. (c)	52	1,933
Halliburton Co.	198	8,686
Helmerich & Payne Inc. (e)	25	1,679
Hess Corp.	57	3,851
Kinder Morgan Inc. (e)	397	16,683
Marathon Oil Corp.	157	4,092

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Marathon Petroleum Corp.	65	6,659
Murphy Oil Corp.	40	1,845
National Oilwell Varco Inc.	96	4,785
Newfield Exploration Co. (c)	39	1,370
Noble Corp. Plc (e)	56	804
Noble Energy Inc.	90	4,406
Occidental Petroleum Corp.	181	13,223
Phillips 66	129	10,172
Pioneer Natural Resources Co.	34	5,572
QEP Resources Inc.	39	808
Range Resources Corp.	38	1,982
Schlumberger Ltd.	298	24,860
Southwestern Energy Co. (c)	91	2,111
Spectra Energy Corp.	154	5,579
Tesoro Corp.	29	2,668
Transocean Ltd. (e)	79	1,156
Valero Energy Corp.	120	7,636
Williams Cos. Inc.	155	7,836
		341,236
Financials - 15.9%
ACE Ltd.	77	8,575
Affiliated Managers Group Inc. (c)	13	2,713
AFLAC Inc.	105	6,729
Allstate Corp.	97	6,882
American Express Co.	204	15,968
American International Group Inc.	320	17,538
American Tower Corp.	98	9,267
Ameriprise Financial Inc.	44	5,722
Aon Plc - Class A	66	6,320
Apartment Investment & Management Co. - Class A	38	1,481
Assurant Inc.	17	1,057
AvalonBay Communities Inc.	31	5,415
Bank of America Corp.	2,449	37,690
Bank of New York Mellon Corp. (a)	259	10,434
BB&T Corp.	169	6,594
Berkshire Hathaway Inc. - Class B (c)	424	61,250
BlackRock Inc.	30	10,899
Boston Properties Inc.	36	5,012
Capital One Financial Corp.	129	10,203
CBRE Group Inc. - Class A (c)	65	2,504
Charles Schwab Corp.	267	8,126
Chubb Corp.	54	5,447
Cincinnati Financial Corp.	33	1,759
Citigroup Inc.	706	36,350
CME Group Inc.	74	7,035
Comerica Inc.	40	1,798
Crown Castle International Corp.	78	6,469
Discover Financial Services	106	5,995
E*TRADE Financial Corp. (c)	67	1,909
Equity Residential	85	6,625
Essex Property Trust Inc.	15	3,486
Fifth Third Bancorp	199	3,754
Franklin Resources Inc.	90	4,621
General Growth Properties Inc.	148	4,377
Genworth Financial Inc. - Class A (c)	117	852
Goldman Sachs Group Inc.	94	17,643
Hartford Financial Services Group Inc.	100	4,182
HCP Inc.	106	4,568
Health Care REIT Inc.	81	6,266
Host Hotels & Resorts Inc.	173	3,484
Hudson City Bancorp Inc.	108	1,130
Huntington Bancshares Inc.	181	2,000
Intercontinental Exchange Inc.	26	6,080
Invesco Ltd.	98	3,870
Iron Mountain Inc. (e)	40	1,475
JPMorgan Chase & Co.	870	52,714
KeyCorp	202	2,859
Kimco Realty Corp.	92	2,463
Legg Mason Inc.	23	1,246
Leucadia National Corp.	70	1,553
Lincoln National Corp.	61	3,523
Loews Corp.	68	2,759
M&T Bank Corp.	30	3,858
Macerich Co.	33	2,763
Marsh & McLennan Cos. Inc.	124	6,976
McGraw-Hill Financial. Inc.	64	6,588
MetLife Inc.	261	13,174
Moody’s Corp.	42	4,408
Morgan Stanley	357	12,733
NASDAQ OMX Group Inc.	26	1,331
Navient Corp.	97	1,977
Northern Trust Corp.	50	3,483
People’s United Financial Inc.	72	1,091
Plum Creek Timber Co. Inc.	39	1,705
PNC Financial Services Group Inc.	122	11,414
Principal Financial Group Inc.	65	3,327
Progressive Corp.	122	3,307
ProLogis Inc.	119	5,195
Prudential Financial Inc.	106	8,522
Public Storage (e)	33	6,565
Regions Financial Corp.	328	3,103
Simon Property Group Inc.	72	14,052
SL Green Realty Corp.	23	2,952
State Street Corp.	99	7,248
SunTrust Banks Inc.	121	4,992
T. Rowe Price Group Inc.	60	4,896
Torchmark Corp.	30	1,636
Travelers Cos. Inc.	75	8,109
U.S. Bancorp	416	18,165
Unum Group	57	1,915
Ventas Inc.	77	5,623
Vornado Realty Trust	40	4,514
Wells Fargo & Co.	1,093	59,460
XL Group Plc	62	2,271
Zions Bancorp	46	1,240
		687,265
Health Care - 15.1%
Abbott Laboratories	352	16,290
AbbVie Inc.	372	21,752
Actavis Plc (c) (e)	91	27,056
Aetna Inc.	82	8,737
Agilent Technologies Inc.	78	3,248
Alexion Pharmaceuticals Inc. (c)	47	8,162
AmerisourceBergen Corp.	48	5,453
Amgen Inc.	177	28,336
Anthem Inc.	63	9,708
Baxter International Inc.	127	8,696
Becton Dickinson & Co.	49	6,984
Biogen Inc. (c)	55	23,248
Boston Scientific Corp. (c)	312	5,543
Bristol-Myers Squibb Co.	387	24,937
Cardinal Health Inc.	77	6,987
Celgene Corp. (c) (e)	187	21,507
Cerner Corp. (c)	70	5,094
CIGNA Corp.	62	8,003
CR Bard Inc.	17	2,919
DaVita HealthCare Partners Inc. (c)	39	3,178
Dentsply International Inc.	31	1,574
Edwards Lifesciences Corp. (c)	25	3,612
Eli Lilly & Co.	229	16,617
Endo International Plc (c)	41	3,706
Express Scripts Holding Co. (c)	171	14,818
Gilead Sciences Inc. (c)	347	34,079

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
HCA Holdings Inc. (c)	70	5,244
Henry Schein Inc. (c)	18	2,459
Hospira Inc. (c)	40	3,505
Humana Inc.	36	6,417
Intuitive Surgical Inc. (c)	9	4,395
Johnson & Johnson	648	65,208
Laboratory Corp. of America Holdings (c)	23	2,889
Mallinckrodt Plc (c)	28	3,490
McKesson Corp.	54	12,259
Medtronic Plc	332	25,901
Merck & Co. Inc.	664	38,163
Mylan NV (c)	87	5,151
Patterson Cos. Inc.	18	901
PerkinElmer Inc.	25	1,256
Perrigo Co. Plc	32	5,335
Pfizer Inc.	1,430	49,739
Quest Diagnostics Inc. (e)	33	2,506
Regeneron Pharmaceuticals Inc. (c)	17	7,858
St. Jude Medical Inc.	67	4,410
Stryker Corp.	70	6,475
Tenet Healthcare Corp. (c)	22	1,111
Thermo Fisher Scientific Inc.	94	12,561
UnitedHealth Group Inc.	224	26,462
Universal Health Services Inc. - Class B	21	2,441
Varian Medical Systems Inc. (c)	23	2,186
Vertex Pharmaceuticals Inc. (c)	56	6,657
Walgreens Boots Alliance Inc.	203	17,230
Waters Corp. (c)	19	2,348
Zimmer Holdings Inc.	39	4,568
Zoetis Inc. - Class A	118	5,460
		654,829
Industrials - 10.3%
3M Co.	148	24,412
ADT Corp. (e)	40	1,663
Allegion Plc	20	1,245
American Airlines Group Inc.	167	8,823
AMETEK Inc.	58	3,069
Avery Dennison Corp.	22	1,182
Boeing Co.	153	22,924
Caterpillar Inc.	141	11,303
CH Robinson Worldwide Inc. (e)	35	2,557
Cintas Corp.	22	1,835
CSX Corp.	229	7,596
Cummins Inc.	39	5,470
Danaher Corp.	143	12,130
Deere & Co.	79	6,947
Delta Air Lines Inc.	195	8,765
Dover Corp. (e)	38	2,594
Dun & Bradstreet Corp.	9	1,100
Eaton Corp. Plc	111	7,512
Emerson Electric Co.	161	9,106
Equifax Inc.	28	2,606
Expeditors International of Washington Inc.	44	2,132
Fastenal Co. (e)	62	2,588
FedEx Corp.	61	10,075
Flowserve Corp.	31	1,731
Fluor Corp.	36	2,049
General Dynamics Corp.	73	9,884
General Electric Co.	2,346	58,197
Honeywell International Inc.	183	19,049
Illinois Tool Works Inc.	81	7,911
Ingersoll-Rand Plc	60	4,109
Jacobs Engineering Group Inc. (c)	30	1,374
Joy Global Inc.	23	895
Kansas City Southern	26	2,677
L-3 Communications Holdings Inc.	19	2,426
Lockheed Martin Corp.	63	12,737
Masco Corp.	85	2,277
Nielsen NV	74	3,298
Norfolk Southern Corp.	71	7,326
Northrop Grumman Systems Corp.	47	7,496
PACCAR Inc.	82	5,155
Pall Corp.	25	2,499
Parker Hannifin Corp.	34	4,034
Pentair Plc	45	2,806
Pitney Bowes Inc.	46	1,076
Precision Castparts Corp.	33	6,892
Quanta Services Inc. (c)	51	1,466
Raytheon Co.	72	7,875
Republic Services Inc. - Class A	61	2,463
Robert Half International Inc.	30	1,834
Rockwell Automation Inc.	32	3,720
Rockwell Collins Inc.	31	2,991
Roper Industries Inc.	23	3,985
Ryder System Inc.	12	1,110
Snap-On Inc.	14	2,051
Southwest Airlines Co.	157	6,934
Stanley Black & Decker Inc.	37	3,495
Stericycle Inc. (c)	19	2,673
Textron Inc.	63	2,783
Tyco International Plc	97	4,162
Union Pacific Corp.	207	22,448
United Parcel Service Inc. - Class B	161	15,604
United Rentals Inc. (c)	23	2,073
United Technologies Corp.	193	22,592
Waste Management Inc.	99	5,373
WW Grainger Inc.	14	3,233
Xylem Inc.	40	1,414
		443,811
Information Technology - 19.4%
Accenture Plc - Class A	146	13,648
Adobe Systems Inc. (c)	111	8,206
Akamai Technologies Inc. (c)	41	2,914
Alliance Data Systems Corp. (c)	15	4,332
Altera Corp.	70	3,019
Amphenol Corp. - Class A	70	4,145
Analog Devices Inc.	71	4,473
Apple Inc.	1,358	168,958
Applied Materials Inc.	286	6,456
Autodesk Inc. (c)	52	3,032
Automatic Data Processing Inc.	113	9,662
Avago Technologies Ltd.	59	7,530
Broadcom Corp. - Class A	127	5,519
CA Inc.	73	2,378
Cisco Systems Inc.	1,191	32,784
Citrix Systems Inc. (c)	40	2,583
Cognizant Technology Solutions Corp. - Class A (c)	143	8,897
Computer Sciences Corp.	32	2,090
Corning Inc.	298	6,747
eBay Inc. (c)	257	14,817
Electronic Arts Inc. (c)	71	4,196
EMC Corp.	464	11,854
Equinix Inc.	13	3,063
F5 Networks Inc. (c)	17	1,933
Facebook Inc. - Class A (c)	489	40,222
Fidelity National Information Services Inc.	66	4,518
First Solar Inc. (c)	16	948
Fiserv Inc. (c)	58	4,609
FLIR Systems Inc.	31	970
Google Inc. - Class A (c)	66	36,823
Google Inc. - Class C (c)	67	36,546
Harris Corp.	23	1,850
Hewlett-Packard Co.	424	13,209

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Intel Corp.	1,105	34,540
International Business Machines Corp.	214	34,408
Intuit Inc.	65	6,261
Juniper Networks Inc.	93	2,109
KLA-Tencor Corp.	37	2,141
Lam Research Corp.	36	2,562
Linear Technology Corp.	57	2,658
MasterCard Inc. - Class A	229	19,743
Microchip Technology Inc. (e)	46	2,235
Micron Technology Inc. (c)	252	6,832
Microsoft Corp.	1,912	77,747
Motorola Solutions Inc.	45	2,976
NetApp Inc.	72	2,558
Nvidia Corp.	119	2,486
Oracle Corp.	747	32,250
Paychex Inc.	75	3,703
QUALCOMM Inc.	387	26,864
Red Hat Inc. (c)	42	3,184
Salesforce.com Inc. (c)	141	9,415
SanDisk Corp.	52	3,281
Seagate Technology	74	3,868
Skyworks Solutions Inc.	44	4,354
Symantec Corp.	158	3,687
TE Connectivity Ltd.	95	6,837
Teradata Corp. (c)	36	1,587
Texas Instruments Inc.	247	14,107
Total System Services Inc.	40	1,532
VeriSign Inc. (c) (e)	25	1,650
Visa Inc. - Class A (e)	455	29,773
Western Digital Corp.	50	4,550
Western Union Co.	122	2,548
Xerox Corp.	248	3,188
Xilinx Inc.	61	2,594
Yahoo! Inc. (c)	203	9,017
		840,176
Materials - 3.2%
Air Products & Chemicals Inc.	45	6,796
Airgas Inc.	16	1,717
Alcoa Inc.	284	3,676
Allegheny Technologies Inc. (e)	24	717
Ball Corp.	32	2,251
CF Industries Holdings Inc.	11	3,254
Dow Chemical Co.	258	12,387
E.I. du Pont de Nemours & Co.	211	15,112
Eastman Chemical Co.	34	2,358
Ecolab Inc.	62	7,116
FMC Corp.	29	1,675
Freeport-McMoran Inc. - Class B	245	4,640
International Flavors & Fragrances Inc.	19	2,273
International Paper Co.	99	5,470
LyondellBasell Industries NV - Class A	92	8,113
Martin Marietta Materials Inc.	14	1,943
MeadWestvaco Corp.	38	1,890
Monsanto Co.	113	12,727
Mosaic Co.	75	3,459
Newmont Mining Corp.	119	2,580
Nucor Corp.	73	3,449
Owens-Illinois Inc. (c)	36	837
PPG Industries Inc.	32	7,123
Praxair Inc.	68	8,241
Sealed Air Corp.	48	2,190
Sherwin-Williams Co.	19	5,480
Sigma-Aldrich Corp.	28	3,892
Vulcan Materials Co.	31	2,591
Weyerhaeuser Co.	121	4,014
		137,971
Telecommunication Services - 2.2%
AT&T Inc. (e)	1,208	39,437
CenturyLink Inc.	132	4,576
Frontier Communications Corp. (e)	219	1,541
Level 3 Communications Inc. (c)	67	3,594
Verizon Communications Inc.	968	47,098
Windstream Holdings Inc. (e)	130	959
		97,205
Utilities - 3.0%
AES Corp.	146	1,875
AGL Resources Inc.	26	1,281
Ameren Corp.	56	2,355
American Electric Power Co. Inc.	112	6,317
CenterPoint Energy Inc.	95	1,938
CMS Energy Corp.	63	2,202
Consolidated Edison Inc.	67	4,072
Dominion Resources Inc.	137	9,686
DTE Energy Co.	40	3,264
Duke Energy Corp.	165	12,692
Edison International	75	4,705
Entergy Corp.	41	3,172
Eversource Energy	73	3,699
Exelon Corp.	197	6,623
FirstEnergy Corp.	97	3,410
Integrys Energy Group Inc.	17	1,252
NextEra Energy Inc.	103	10,751
NiSource Inc.	75	3,309
NRG Energy Inc.	77	1,936
Oneok Inc.	48	2,333
Pepco Holdings Inc.	59	1,577
PG&E Corp.	109	5,775
Pinnacle West Capital Corp.	27	1,703
PPL Corp.	152	5,127
Public Service Enterprise Group Inc.	115	4,828
SCANA Corp.	33	1,836
Sempra Energy	54	5,923
Southern Co. (e)	211	9,328
TECO Energy Inc.	53	1,027
Wisconsin Energy Corp.	50	2,498
Xcel Energy Inc.	116	4,027
		130,521
Total Common Stocks (cost $3,083,004)		4,267,702

Short Term Investments - 5.7%
Investment Company - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	50,864	50,864

Securities Lending Collateral - 4.5%
Repurchase Agreement with MLP, 0.35% (collateralized by various publicly traded domestic equities with a value of $126,500) acquired on 02/03/15, due 05/05/15 at $115,064 (q)	$115,000	115,000
Repurchase Agreement with MSC, 0.33% (collateralized by various publicly traded domestic equities with a value of $66,023) acquired on 12/15/14, due 07/01/15 at $60,059 (q)	60,000	60,000
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	19,451	19,451
		194,451

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 09/17/15 (o)	$2,455	2,454
Total Short Term Investments (cost $247,769)		247,769
Total Investments - 104.4% (cost $3,330,773)		4,515,471
Other Assets and Liabilities, Net - (4.4%)		(190,720)
Total Net Assets - 100.0%		$4,324,750

JNL/Mellon Capital S&P 400 MidCap Index Fund

Common Stocks - 97.4%
Consumer Discretionary - 13.5%
Aaron’s Inc.	80	$2,251
Abercrombie & Fitch Co. - Class A (e)	84	1,854
Advance Auto Parts Inc.	89	13,326
AMC Networks Inc. - Class A (c)	72	5,523
American Eagle Outfitters Inc.	215	3,664
Ann Inc. (c)	55	2,247
Apollo Education Group Inc. - Class A (c)	115	2,184
Ascena Retail Group Inc. (c)	158	2,295
Big Lots Inc.	64	3,089
Brinker International Inc.	77	4,743
Brunswick Corp.	113	5,824
Buffalo Wild Wings Inc. (c)	23	4,191
Cabela’s Inc. - Class A (c) (e)	58	3,263
Carter’s Inc.	64	5,955
Cheesecake Factory Inc.	56	2,739
Chico’s FAS Inc.	188	3,334
Cinemark Holdings Inc.	127	5,724
CST Brands Inc.	93	4,063
Dana Holding Corp.	202	4,276
Deckers Outdoor Corp. (c)	41	3,011
DeVry Education Group Inc.	69	2,289
Dick’s Sporting Goods Inc.	120	6,815
Domino’s Pizza Inc.	68	6,818
DreamWorks Animation SKG Inc. - Class A (c) (e)	87	2,098
Foot Locker Inc.	173	10,900
Gentex Corp.	360	6,588
Graham Holdings Co.	5	5,668
Guess? Inc. (e)	79	1,474
HSN Inc.	40	2,716
International Game Technology	302	5,254
International Speedway Corp. - Class A (e)	33	1,074
J.C. Penney Co. Inc. (c) (e)	365	3,070
Jarden Corp. (c)	218	11,555
John Wiley & Sons Inc. - Class A	56	3,427
Kate Spade & Co. (c)	155	5,191
KB Home	110	1,719
Lamar Advertising Co.	98	5,801
Life Time Fitness Inc. (c)	44	3,088
Live Nation Inc. (c)	177	4,469
LKQ Corp. (c)	370	9,467
MDC Holdings Inc. (e)	47	1,330
Meredith Corp.	44	2,434
New York Times Co. - Class A (e)	156	2,146
NVR Inc. (c)	5	6,154
Office Depot Inc. (c)	599	5,508
Panera Bread Co. - Class A (c)	31	4,974
Polaris Industries Inc.	74	10,483
Rent-A-Center Inc.	63	1,738
Service Corp. International	247	6,439
Signet Jewelers Ltd.	98	13,545
Sotheby’s - Class A (e)	73	3,102
Tempur Sealy International Inc. (c)	74	4,296
Thor Industries Inc.	56	3,509
Time Inc.	131	2,937
Toll Brothers Inc. (c)	195	7,662
Tupperware Brands Corp.	60	4,149
Vista Outdoor Inc. (c)	76	3,265
Wendy’s Co.	330	3,592
Williams-Sonoma Inc.	104	8,317
		278,617
Consumer Staples - 3.9%
Avon Products Inc.	531	4,243
Boston Beer Co. Inc. - Class A (c) (e)	11	2,898
Church & Dwight Co. Inc.	159	13,567
Dean Foods Co.	112	1,849
Energizer Holdings Inc.	76	10,444
Flowers Foods Inc.	225	5,113
Hain Celestial Group Inc. (c)	124	7,938
Ingredion Inc.	87	6,783
Lancaster Colony Corp.	23	2,220
Post Holdings Inc. (c)	63	2,930
SUPERVALU Inc. (c)	247	2,869
Tootsie Roll Industries Inc. (e)	26	877
TreeHouse Foods Inc. (c)	52	4,442
United Natural Foods Inc. (c)	61	4,702
WhiteWave Foods Co. - Class A (c)	212	9,420
		80,295
Energy - 4.4%
Atwood Oceanics Inc.	72	2,019
California Resources Corp.	378	2,874
Denbury Resources Inc. (e)	423	3,081
Dresser-Rand Group Inc. (c)	93	7,507
Dril-Quip Inc. (c)	47	3,192
Energen Corp.	89	5,875
Gulfport Energy Corp. (c)	105	4,802
Helix Energy Solutions Group Inc. (c)	122	1,821
HollyFrontier Corp.	239	9,617
Murphy USA Inc. (c)	51	3,720
Nabors Industries Ltd.	353	4,821
Oceaneering International Inc.	121	6,550
Oil States International Inc. (c)	63	2,509
Patterson-UTI Energy Inc.	175	3,286
Peabody Energy Corp. (e)	326	1,606
Rosetta Resources Inc. (c)	86	1,469
Rowan Cos. Plc - Class A	149	2,640
SM Energy Co.	82	4,257
Superior Energy Services Inc.	186	4,152
Tidewater Inc. (e)	58	1,104
Unit Corp. (c)	57	1,607
Western Refining Inc.	87	4,305
World Fuel Services Corp.	88	5,057
WPX Energy Inc. (c)	244	2,663
		90,534
Financials - 22.4%
Alexander & Baldwin Inc.	54	2,344
Alexandria Real Estate Equities Inc.	88	8,603
Alleghany Corp. (c)	19	9,493
American Campus Communities Inc.	137	5,866
American Financial Group Inc.	89	5,735
Arthur J Gallagher & Co.	201	9,381
Aspen Insurance Holdings Ltd.	74	3,514
Associated Bancorp	178	3,316
BancorpSouth Inc.	102	2,378
Bank of Hawaii Corp. (e)	52	3,202
BioMed Realty Trust Inc.	246	5,565
Brown & Brown Inc.	144	4,756

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Camden Property Trust	106	8,255
Cathay General Bancorp	89	2,529
CBOE Holdings Inc.	102	5,881
City National Corp.	59	5,228
Commerce Bancshares Inc.	101	4,286
Corporate Office Properties Trust (e)	111	3,250
Cullen/Frost Bankers Inc.	67	4,633
Duke Realty Corp.	420	9,142
East West Bancorp Inc.	175	7,079
Eaton Vance Corp.	144	6,014
Equity One Inc.	93	2,470
Everest Re Group Ltd.	54	9,470
Extra Space Storage Inc.	135	9,101
Federal Realty Investment Trust	84	12,305
Federated Investors Inc. - Class B (e)	114	3,863
First American Financial Corp.	132	4,694
First Horizon National Corp.	286	4,088
First Niagara Financial Group Inc.	432	3,823
FirstMerit Corp.	202	3,851
Fulton Financial Corp.	218	2,695
Hancock Holding Co.	98	2,915
Hanover Insurance Group Inc.	53	3,843
HCC Insurance Holdings Inc.	118	6,668
Highwoods Properties Inc.	113	5,190
Home Properties Inc.	71	4,887
Hospitality Properties Trust	183	6,032
International Bancshares Corp.	70	1,817
Janus Capital Group Inc.	177	3,039
Jones Lang LaSalle Inc.	55	9,306
Kemper Corp. (e)	60	2,330
Kilroy Realty Corp.	105	8,017
LaSalle Hotel Properties	138	5,353
Liberty Property Trust	182	6,480
Mack-Cali Realty Corp.	103	1,992
Mercury General Corp.	43	2,506
Mid-America Apartment Communities Inc.	92	7,091
MSCI Inc. - Class A	137	8,394
National Retail Properties Inc.	161	6,604
New York Community Bancorp Inc. (e)	539	9,019
Old Republic International Corp.	289	4,324
Omega Healthcare Investors Inc. (e)	169	6,855
PacWest Bancorp	118	5,538
Potlatch Corp.	48	1,935
Primerica Inc.	64	3,251
Prosperity Bancshares Inc.	74	3,862
Raymond James Financial Inc.	155	8,789
Rayonier Inc.	155	4,168
Realty Income Corp. (e)	274	14,134
Regency Centers Corp.	115	7,804
Reinsurance Group of America Inc.	84	7,809
RenaissanceRe Holdings Ltd. (e)	56	5,567
SEI Investments Co.	159	6,993
Senior Housing Properties Trust	286	6,357
Signature Bank (c)	61	7,944
SLM Corp.	517	4,797
StanCorp Financial Group Inc.	50	3,455
Stifel Financial Corp. (c)	81	4,512
SVB Financial Group (c)	62	7,890
Synovus Financial Corp.	166	4,654
Tanger Factory Outlet Centers Inc.	114	4,025
Taubman Centers Inc.	77	5,955
TCF Financial Corp.	201	3,164
Trustmark Corp.	80	1,949
UDR Inc.	315	10,723
Umpqua Holdings Corp.	269	4,622
Urban Edge Properties	104	2,476
Valley National Bancorp (e)	264	2,492
Waddell & Reed Financial Inc. - Class A	102	5,051
Washington Federal Inc.	117	2,551
Webster Financial Corp.	111	4,096
Weingarten Realty Investors	138	4,949
WP Glimcher Inc.	221	3,679
WR Berkley Corp.	123	6,199
		460,862
Health Care - 9.0%
Akorn Inc. (c)	91	4,316
Align Technology Inc. (c)	89	4,769
Allscripts-Misys Healthcare Solutions Inc. (c)	203	2,425
Bio-Rad Laboratories Inc. - Class A (c)	25	3,415
Bio-Techne Corp.	45	4,546
Centene Corp. (c)	145	10,229
Charles River Laboratories International Inc. (c)	58	4,580
Community Health Systems Inc. (c)	142	7,437
Cooper Cos. Inc.	59	11,020
Halyard Health Inc. (c) (e)	56	2,737
Health Net Inc. (c)	93	5,615
Hill-Rom Holdings Inc.	69	3,369
HMS Holdings Corp. (c)	109	1,689
Hologic Inc. (c)	297	9,796
Idexx Laboratories Inc. (c)	57	8,868
LifePoint Hospitals Inc. (c)	54	3,969
MEDNAX Inc. (c)	117	8,488
Mettler-Toledo International Inc. (c)	34	11,255
Omnicare Inc.	118	9,116
Owens & Minor Inc.	75	2,537
ResMed Inc. (e)	171	12,282
Salix Pharmaceuticals Ltd. (c) (e)	76	13,164
Sirona Dental Systems Inc. (c)	68	6,096
STERIS Corp.	73	5,108
Teleflex Inc.	51	6,106
Thoratec Corp. (c)	66	2,780
United Therapeutics Corp. (c)	57	9,800
VCI Inc. (c)	100	5,494
WellCare Health Plans Inc. (c)	54	4,906
		185,912
Industrials - 16.0%
Acuity Brands Inc.	53	8,884
AECOM Technology Corp. (c)	190	5,844
AGCO Corp. (e)	98	4,678
Alaska Air Group Inc.	160	10,580
AO Smith Corp.	92	6,011
B/E Aerospace Inc.	129	8,214
Belden Inc.	51	4,778
Carlisle Cos. Inc.	79	7,358
CLARCOR Inc.	61	4,051
Clean Harbors Inc. (c) (e)	64	3,658
Con-Way Inc.	69	3,058
Copart Inc. (c)	139	5,216
Corporate Executive Board Co.	40	3,212
Corrections Corp. of America	142	5,734
Crane Co.	59	3,692
Deluxe Corp.	61	4,221
Donaldson Co. Inc.	155	5,840
Esterline Technologies Corp. (c)	38	4,361
Exelis Inc.	227	5,543
Fortune Brands Home & Security Inc.	193	9,178
FTI Consulting Inc. (c)	49	1,852
GATX Corp.	54	3,142
Genesee & Wyoming Inc. - Class A (c)	63	6,030
Graco Inc.	72	5,194
Granite Construction Inc.	43	1,522
Harsco Corp. (e)	99	1,711
Herman Miller Inc.	70	1,957
HNI Corp.	53	2,934

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Hubbell Inc. - Class B	66	7,191
Huntington Ingalls Industries Inc.	59	8,248
IDEX Corp.	94	7,162
ITT Corp.	109	4,360
JB Hunt Transport Services Inc.	112	9,573
JetBlue Airways Corp. (c) (e)	318	6,129
KBR Inc.	173	2,506
Kennametal Inc.	97	3,261
Kirby Corp. (c)	67	5,061
KLX Inc. (c)	63	2,417
Landstar System Inc.	55	3,630
Lennox International Inc.	50	5,600
Lincoln Electric Holdings Inc.	95	6,194
Manpower Inc.	95	8,219
MSA Safety Inc.	37	1,862
MSC Industrial Direct Co. - Class A	62	4,472
Nordson Corp.	69	5,435
NOW Inc. (c) (e)	128	2,769
Old Dominion Freight Line Inc. (c)	83	6,397
Orbital ATK Inc.	71	5,411
Oshkosh Corp. (e)	95	4,643
Regal-Beloit Corp.	55	4,363
Rollins Inc.	114	2,829
RR Donnelley & Sons Co. (e)	244	4,681
SPX Corp.	50	4,249
Teledyne Technologies Inc. (c)	43	4,574
Terex Corp.	127	3,378
Timken Co.	91	3,836
Towers Watson & Co. - Class A	85	11,197
Trinity Industries Inc.	190	6,739
Triumph Group Inc.	62	3,683
Valmont Industries Inc. (e)	29	3,533
Wabtec Corp.	117	11,145
Waste Connections Inc.	151	7,274
Watsco Inc.	33	4,195
Werner Enterprises Inc.	55	1,727
Woodward Governor Co.	71	3,607
		330,003
Information Technology - 16.3%
3D Systems Corp. (c) (e)	128	3,504
ACI Worldwide Inc. (c)	138	3,000
Acxiom Corp. (c)	92	1,708
Advanced Micro Devices Inc. (c) (e)	757	2,030
Advent Software Inc.	54	2,373
Ansys Inc. (c)	109	9,633
AOL Inc. (c)	94	3,713
Arris Group Inc. (c)	161	4,659
Arrow Electronics Inc. (c)	117	7,128
Atmel Corp.	508	4,183
Avnet Inc.	166	7,396
Broadridge Financial Solutions Inc.	147	8,101
Cadence Design Systems Inc. (c)	356	6,572
CDK Global Inc.	196	9,164
Ciena Corp. (c)	129	2,498
Cognex Corp. (c)	106	5,236
CommVault Systems Inc. (c)	51	2,233
Convergys Corp.	119	2,731
CoreLogic Inc. (c)	107	3,787
Cree Inc. (c) (e)	136	4,835
Cypress Semiconductor Corp.	388	5,470
Diebold Inc.	77	2,742
DST Systems Inc.	35	3,820
FactSet Research Systems Inc.	47	7,525
Fair Isaac Corp.	38	3,347
Fairchild Semiconductor International Inc. (c)	142	2,580
FEI Co.	51	3,900
Fortinet Inc. (c)	173	6,045
Gartner Inc. - Class A (c)	107	8,940
Global Payments Inc.	82	7,493
Informatica Corp. (c)	133	5,853
Ingram Micro Inc. - Class A (c)	191	4,791
Integrated Device Technology Inc. (c)	178	3,555
InterDigital Inc.	44	2,252
Intersil Corp. - Class A	156	2,233
IPG Photonics Corp. (c) (e)	43	4,032
Itron Inc. (c)	47	1,716
Jabil Circuit Inc.	236	5,511
Jack Henry & Associates Inc.	100	6,967
JDS Uniphase Corp. (c)	278	3,649
Keysight Technologies Inc. (c)	205	7,626
Knowles Corp. (c) (e)	102	1,959
Leidos Holdings Inc.	76	3,193
Lexmark International Inc. - Class A	73	3,083
MAXIMUS Inc.	80	5,364
Mentor Graphics Corp.	117	2,810
National Instruments Corp.	124	3,962
NCR Corp. (c)	206	6,070
NeuStar Inc. - Class A (c) (e)	69	1,698
Plantronics Inc.	53	2,787
Polycom Inc. (c)	163	2,179
PTC Inc. (c)	140	5,072
Qorvo Inc. (c)	181	14,402
Rackspace Hosting Inc. (c)	143	7,383
Riverbed Technology Inc. (c)	189	3,962
Rovi Corp. (c)	114	2,067
Science Applications International Corp.	49	2,492
Semtech Corp. (c)	80	2,126
Silicon Laboratories Inc. (c)	46	2,355
SolarWinds Inc. (c)	81	4,152
Solera Holdings Inc.	82	4,239
SunEdison Inc. (c) (e)	307	7,370
Synopsys Inc. (c)	187	8,672
Tech Data Corp. (c)	45	2,627
Teradyne Inc.	266	5,009
Trimble Navigation Ltd. (c)	316	7,959
Tyler Technologies Inc. (c)	41	4,939
Ultimate Software Group Inc. (c)	35	5,929
VeriFone Systems Inc. (c)	139	4,843
Vishay Intertechnology Inc.	162	2,242
WEX Inc. (c)	47	5,083
Zebra Technologies Corp. - Class A (c)	62	5,635
		336,194
Materials - 7.3%
Albemarle Corp.	137	7,223
AptarGroup Inc.	76	4,836
Ashland Inc.	78	9,880
Bemis Co. Inc.	119	5,508
Cabot Corp.	78	3,506
Carpenter Technology Corp.	65	2,515
Cliffs Natural Resources Inc. (e)	175	844
Commercial Metals Co.	140	2,259
Compass Minerals International Inc.	41	3,829
Cytec Industries Inc.	86	4,645
Domtar Corp.	77	3,561
Eagle Materials Inc.	61	5,126
Greif Inc. - Class A	41	1,592
Louisiana-Pacific Corp. (c) (e)	170	2,809
Minerals Technologies Inc.	41	3,032
NewMarket Corp.	13	6,162
Olin Corp.	93	2,978
Packaging Corp. of America	120	9,371
PolyOne Corp. (e)	109	4,065
Reliance Steel & Aluminum Co.	95	5,778
Rock-Tenn Co. - Class A	170	10,989

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Royal Gold Inc.	80	5,022
RPM International Inc.	163	7,821
Scotts Miracle-Gro Co. - Class A	53	3,566
Sensient Technologies Corp.	58	3,992
Silgan Holdings Inc.	52	3,012
Sonoco Products Co.	123	5,583
Steel Dynamics Inc.	295	5,921
TimkenSteel Corp.	44	1,170
United States Steel Corp. (e)	178	4,339
Valspar Corp.	91	7,617
Worthington Industries Inc.	61	1,612
		150,163
Telecommunication Services - 0.2%
Telephone & Data Systems Inc.	120	2,992

Utilities - 4.4%
Alliant Energy Corp.	135	8,515
Aqua America Inc. (e)	216	5,683
Atmos Energy Corp.	123	6,795
Black Hills Corp.	53	2,693
Cleco Corp.	74	4,027
Great Plains Energy Inc.	188	5,019
Hawaiian Electric Industries Inc.	125	4,029
IDACORP Inc.	60	3,777
MDU Resources Group Inc.	237	5,063
National Fuel Gas Co.	103	6,199
OGE Energy Corp.	243	7,684
ONE Gas Inc.	62	2,694
PNM Resources Inc.	95	2,780
Questar Corp.	214	5,109
UGI Corp.	211	6,864
Vectren Corp.	101	4,451
Westar Energy Inc.	161	6,245
WGL Holdings Inc.	60	3,377
		91,004
Total Common Stocks (cost $1,523,072)		2,006,576

Short Term Investments - 9.9%
Investment Company - 3.9%
JNL Money Market Fund, 0.01% (a) (h)	81,210	81,210

Securities Lending Collateral - 5.9%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	121,092	121,092

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.08%, 09/17/15 (o)	$2,720	2,719
Total Short Term Investments (cost $205,021)		205,021
Total Investments - 107.3% (cost $1,728,093)		2,211,597
Other Assets and Liabilities, Net - (7.3%)		(150,966)
Total Net Assets - 100.0%		$2,060,631

JNL/Mellon Capital Small Cap Index Fund

Common Stocks - 98.7%
Consumer Discretionary - 14.2%
1-800-Flowers.com Inc. - Class A (c)	26	$302
2U Inc. (c)	10	267
Aeropostale Inc. (c) (e)	82	285
AH Belo Corp. - Class A	22	182
AMC Entertainment Holdings Inc. - Class A	23	820
America’s Car-Mart Inc. (c)	8	412
American Axle & Manufacturing Holdings Inc. (c)	71	1,823
American Eagle Outfitters Inc.	204	3,477
American Public Education Inc. (c)	19	578
Ann Inc. (c)	49	2,006
Arctic Cat Inc.	14	494
Asbury Automotive Group Inc. (c)	32	2,663
Ascent Capital Group Inc. (c)	15	616
Barnes & Noble Inc. (c)	42	1,009
Beazer Homes USA Inc. (c)	31	542
Bebe Stores Inc.	41	148
Belmond Ltd. - Class A (c)	105	1,287
Big 5 Sporting Goods Corp.	17	220
Biglari Holdings Inc. (c)	2	725
BJ’s Restaurants Inc. (c)	23	1,137
Black Diamond Inc. (c)	26	244
Bloomin’ Brands Inc.	81	1,960
Blue Nile Inc. (c)	13	410
Bob Evans Farms Inc. (e)	26	1,186
Bon-Ton Stores Inc. (e)	13	92
Boot Barn Holdings Inc. (c) (e)	6	134
Boyd Gaming Corp. (c)	80	1,143
Bravo Brio Restaurant Group Inc. (c)	22	328
Bridgepoint Education Inc. (c)	22	210
Bright Horizons Family Solutions Inc. (c)	32	1,640
Brown Shoe Co. Inc.	45	1,491
Brunswick Corp.	97	5,002
Buckle Inc. (e)	29	1,500
Buffalo Wild Wings Inc. (c)	20	3,588
Build-A-Bear Workshop Inc. (c)	13	252
Burlington Stores Inc. (c)	30	1,776
Caesars Acquisition Co. - Class A (c)	46	316
Caesars Entertainment Corp. (c) (e)	54	570
Callaway Golf Co.	84	802
Capella Education Co.	12	785
Career Education Corp. (c)	72	360
Carmike Cinemas Inc. (c)	26	881
Carriage Services Inc.	15	369
Carrol’s Restaurant Group Inc. (c)	37	310
Cato Corp. - Class A	28	1,122
Cavco Industries Inc. (c)	9	701
Central European Media Entertainment Ltd. - Class A (c) (e)	84	224
Century Communities Inc. (c)	6	114
Cheesecake Factory Inc.	52	2,576
Chegg Inc. (c) (e)	74	589
Childrens Place Retail Stores Inc.	23	1,473
Christopher & Banks Corp. (c)	45	249
Churchill Downs Inc.	14	1,608
Chuy’s Holdings Inc. (c)	18	400
Cimpress NV (c) (e)	35	2,939
Citi Trends Inc. (c) (e)	15	408
ClubCorp Holdings Inc.	27	518
Collectors Universe Inc.	7	162
Columbia Sportswear Co.	29	1,744
Conn’s Inc. (c) (e)	28	861
Container Store Group Inc. (c) (e)	18	346
Cooper Tire & Rubber Co.	61	2,602
Cooper-Standard Holding Inc. (c)	15	911
Core-Mark Holding Co. Inc. (e)	24	1,543
Coupons.com Inc. (c) (e)	12	144
Cracker Barrel Old Country Store Inc. (e)	20	3,038
Crocs Inc. (c)	85	1,006
Crown Media Holdings Inc. - Class A (c)	31	122
CSS Industries Inc.	10	315
Culp Inc. (e)	8	220
Cumulus Media Inc. - Class A (c)	166	409
Daily Journal Corp. (c) (e)	1	211
Dana Holding Corp.	177	3,755
Dave & Buster’s Entertainment Inc. (c)	7	200
Del Frisco’s Restaurant Group Inc. (c)	25	496

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Denny’s Corp. (c)	95	1,078
Destination Maternity Corp.	14	211
Destination XL Group Inc. (c)	33	161
Dex Media Inc. (c) (e)	13	54
Diamond Resorts International Inc. (c)	37	1,229
DineEquity Inc.	17	1,858
Dixie Group Inc. - Class A (c) (e)	16	141
Dorman Products Inc. (c) (e)	28	1,398
Drew Industries Inc.	25	1,514
El Pollo Loco Holdings Inc. (c) (e)	8	217
Empire Resorts Inc. (c) (e)	16	73
Entercom Communications Corp. - Class A (c)	28	341
Entravision Communications Corp. - Class A	62	396
Eros International Plc (c)	26	449
Escalade Inc. (e)	10	179
Ethan Allen Interiors Inc.	27	751
EVINE Live Inc. (c)	49	326
EW Scripps Co. - Class A	34	975
Express Inc. (c)	88	1,449
Famous Dave’s Of America Inc. (c) (e)	5	139
Federal-Mogul Corp. (c)	30	403
Fiesta Restaurant Group Inc. (c)	28	1,704
Finish Line Inc. - Class A	50	1,229
Five Below Inc. (c)	57	2,013
Flexsteel Industries Inc.	5	160
Fox Factory Holding Corp. (c)	10	155
Francesca’s Holdings Corp. (c)	45	803
Fred’s Inc. - Class A	40	687
Freshpet Inc. (c) (e)	12	225
FTD Cos. Inc. (c)	21	638
Fuel Systems Solutions Inc. (c)	14	157
G-III Apparel Group Ltd. (c)	20	2,258
Gaiam Inc. - Class A (c)	16	114
Genesco Inc. (c)	25	1,781
Gentherm Inc. (c)	37	1,858
Global Eagle Entertainment Inc. (c) (e)	46	619
Global Sources Ltd. (c)	18	108
Grand Canyon Education Inc. (c)	49	2,109
Gray Television Inc. (c)	50	693
Group 1 Automotive Inc.	25	2,182
Guess? Inc.	68	1,265
Habit Restaurants Inc. - Class A (c) (e)	6	179
Harte-Hanks Inc.	48	371
Haverty Furniture Cos. Inc.	22	548
Helen of Troy Ltd. (c)	30	2,435
Hemisphere Media Group Inc. - Class A (c) (e)	8	96
hhgregg Inc. (c) (e)	12	72
Hibbett Sports Inc. (c) (e)	27	1,321
Hillenbrand Inc.	66	2,024
Houghton Mifflin Harcourt Co. (c)	114	2,676
Hovnanian Enterprises Inc. - Class A (c) (e)	124	441
HSN Inc.	35	2,366
Iconix Brand Group Inc. (c)	50	1,689
Ignite Restaurant Group Inc. (c)	9	44
Installed Building Products Inc. (c)	9	205
International Speedway Corp. - Class A	31	999
Interval Leisure Group Inc.	43	1,135
Intrawest Resorts Holdings Inc. (c)	12	104
iRobot Corp. (c) (e)	32	1,042
Isle of Capri Casinos Inc. (c)	20	286
ITT Educational Services Inc. (c) (e)	26	174
Jack in the Box Inc.	42	4,024
Jakks Pacific Inc. (c) (e)	21	145
Jamba Inc. (c) (e)	16	228
Johnson Outdoors Inc. - Class A	5	176
Journal Communications Inc. - Class A (c)	50	741
K12 Inc. (c)	36	570
KB Home (e)	87	1,360
Kirkland’s Inc. (c)	16	378
Krispy Kreme Doughnuts Inc. (c)	68	1,355
La Quinta Holdings Inc. (c)	46	1,088
La-Z-Boy Inc.	57	1,612
Lands’ End Inc. (c) (e)	19	666
Leapfrog Enterprises Inc. - Class A (c)	66	145
Lee Enterprises Inc. (c) (e)	55	175
LGI Homes Inc. (c) (e)	15	249
Libbey Inc.	22	872
Liberty Tax Inc. - Class A (c) (e)	4	112
Life Time Fitness Inc. (c)	43	3,035
LifeLock Inc. (c)	84	1,179
Lifetime Brands Inc.	11	168
Lithia Motors Inc. - Class A	24	2,371
Lumber Liquidators Holdings Inc. (c) (e)	31	944
M/I Homes Inc. (c)	24	578
Malibu Boats Inc. - Class A (c)	9	210
Marcus Corp.	19	407
Marine Products Corp.	6	48
MarineMax Inc. (c)	27	705
Marriott Vacations Worldwide Corp.	28	2,271
Martha Stewart Living Omnimedia Inc. - Class A (c)	27	175
Matthews International Corp. - Class A	31	1,601
Mattress Firm Holding Corp. (c) (e)	17	1,165
McClatchy Co. - Class A (c)	61	111
MDC Holdings Inc.	43	1,221
MDC Partners Inc.	44	1,251
Media General Inc. (c)	83	1,367
Men’s Wearhouse Inc.	50	2,618
Meredith Corp.	38	2,092
Meritage Homes Corp. (c)	41	1,985
Modine Manufacturing Co. (c)	52	696
Monarch Casino & Resort Inc. (c)	8	160
Monro Muffler Brake Inc.	33	2,141
Morgans Hotel Group Co. (c) (e)	30	234
Motorcar Parts of America Inc. (c)	19	525
Movado Group Inc.	19	556
Nathan’s Famous Inc.	3	189
National CineMedia Inc.	63	947
Nautilus Inc. (c)	36	547
New Home Co. Inc. (c)	10	157
New Media Investment Group Inc.	46	1,105
New York & Co. Inc. (c) (e)	25	63
New York Times Co. - Class A (e)	144	1,987
Nexstar Broadcasting Group Inc. - Class A	32	1,827
Noodles & Co. - Class A (c) (e)	11	197
NutriSystem Inc.	32	639
Office Depot Inc. (c)	561	5,159
Orbitz Worldwide Inc. (c)	53	617
Outerwall Inc. (e)	20	1,300
Overstock.com Inc. (c)	12	298
Oxford Industries Inc.	15	1,129
Pacific Sunwear of California Inc. (c) (e)	39	108
Papa John’s International Inc.	32	1,976
Papa Murphy’s Holdings Inc. (c) (e)	4	69
Penn National Gaming Inc. (c) (e)	82	1,279
Pep Boys-Manny Moe & Jack (c)	58	560
Perry Ellis International Inc. (c)	15	337
PetMed Express Inc. (e)	19	311
Pier 1 Imports Inc.	98	1,375
Pinnacle Entertainment Inc. (c)	62	2,246
Pool Corp.	47	3,295
Popeyes Louisiana Kitchen Inc. (c)	25	1,473
Potbelly Corp. (c) (e)	16	214
Quicksilver Inc. (c) (e)	145	269
Radio One Inc. - Class D (c)	24	75
ReachLocal Inc. (c)	9	25

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Reading International Inc. - Class A (c)	15	206
Red Robin Gourmet Burgers Inc. (c)	16	1,352
Regis Corp. (c)	47	763
Remy International Inc.	33	736
Rent-A-Center Inc.	55	1,509
Rentrak Corp. (c) (e)	11	590
Restoration Hardware Holdings Inc. (c) (e)	33	3,236
RetailMeNot Inc. (c)	31	564
Ruby Tuesday Inc. (c)	63	380
Ruth’s Hospitality Group Inc.	36	567
Ryland Group Inc.	49	2,389
Saga Communications Inc. - Class A	4	178
Salem Media Group Inc. - Class A	16	100
Scholastic Corp.	28	1,127
Scientific Games Corp. - Class A (c) (e)	52	540
Sears Hometown and Outlet Stores Inc. (c) (e)	15	118
Select Comfort Corp. (c)	57	1,952
Sequential Brands Group Inc. (c) (e)	17	187
SFX Entertainment Inc. (c) (e)	46	188
Shiloh Industries Inc. (c)	8	113
Shoe Carnival Inc.	17	496
Shutterfly Inc. (c)	40	1,819
Shutterstock Inc. (c)	17	1,161
Sinclair Broadcast Group Inc. - Class A (e)	72	2,253
Sizmek Inc. (c) (e)	28	200
Skechers U.S.A. Inc. - Class A (c)	41	2,941
Skullcandy Inc. (c)	25	283
Smith & Wesson Holding Corp. (c) (e)	60	760
Sonic Automotive Inc. - Class A	44	1,101
Sonic Corp. (e)	57	1,798
Sotheby’s - Class A	64	2,693
Spartan Motors Inc.	33	159
Speedway Motorsports Inc.	11	257
Sportsman’s Warehouse Holdings Inc. (c) (e)	10	79
Stage Stores Inc.	36	821
Standard Motor Products Inc.	22	917
Standard-Pacific Corp. (c)	151	1,355
Stein Mart Inc.	31	389
Steiner Leisure Ltd. (c)	15	722
Steven Madden Ltd. (c)	61	2,314
Stoneridge Inc. (c)	29	327
Strattec Security Corp.	4	264
Strayer Education Inc. (c)	12	646
Sturm Ruger & Co. Inc. (e)	21	1,050
Superior Industries International Inc.	26	493
Systemax Inc. (c)	13	162
Tenneco Inc. (c)	64	3,661
Texas Roadhouse Inc. - Class A	73	2,656
Tile Shop Holdings Inc. (c) (e)	29	356
Tilly’s Inc. - Class A (c)	10	157
Time Inc.	115	2,587
Tower International Inc. (c)	20	542
Townsquare Media Inc. (c)	9	118
Travelport Worldwide Ltd. (e)	35	582
TRI Pointe Homes Inc. (c)	153	2,363
Tuesday Morning Corp. (c)	49	782
Tumi Holdings Inc. (c)	53	1,287
UCP Inc - Class A (c)	8	71
Unifi Inc. (c)	17	607
Universal Electronics Inc. (c)	16	916
Universal Technical Institute Inc.	24	230
Vail Resorts Inc.	38	3,916
Vera Bradley Inc. (c) (e)	24	385
Vince Holding Corp. (c)	12	223
Vitamin Shoppe Inc. (c)	32	1,318
VOXX International Corp. - Class A (c) (e)	21	197
Wayfair Inc. - Class A (c) (e)	13	412
WCI Communities Inc. (c)	12	293
Weight Watchers International Inc. (c) (e)	31	218
West Marine Inc. (c)	23	209
Weyco Group Inc.	7	196
William Lyon Homes - Class A (c) (e)	19	478
Winmark Corp.	3	236
Winnebago Industries Inc. (e)	27	577
Wolverine World Wide Inc. (e)	106	3,552
World Wrestling Entertainment Inc. - Class A (e)	33	457
Zoe’s Kitchen Inc. (c) (e)	6	197
Zumiez Inc. (c)	23	931
		274,103
Consumer Staples - 3.2%
22nd Century Group Inc. (c) (e)	43	37
Alico Inc. (e)	3	164
Alliance One International Inc. (c) (e)	98	107
Andersons Inc.	29	1,212
B&G Foods Inc.	56	1,645
Boston Beer Co. Inc. - Class A (c) (e)	9	2,329
Boulder Brands Inc. (c)	68	644
Cal-Maine Foods Inc. (e)	32	1,259
Calavo Growers Inc.	15	782
Casey’s General Stores Inc.	40	3,632
Central Garden & Pet Co. - Class A (c)	42	451
Chefs’ Warehouse Inc. (c)	17	391
Coca-Cola Bottling Co. (e)	5	596
Craft Brewers Alliance Inc. (c)	12	170
Darling Ingredients Inc. (c)	172	2,410
Dean Foods Co.	97	1,609
Diamond Foods Inc. (c)	23	757
Elizabeth Arden Inc. (c) (e)	29	452
Fairway Group Holdings Corp. - Class A (c) (e)	17	117
Farmer Bros. Co. (c)	7	180
Female Health Co. (e)	21	61
Fresh Del Monte Produce Inc. (e)	38	1,463
HRG Group Inc. (c)	93	1,155
IGI Laboratories Inc. (c) (e)	38	307
Ingles Markets Inc. - Class A	13	644
Inter Parfums Inc.	18	587
Inventure Foods Inc. (c)	18	198
J&J Snack Foods Corp.	16	1,656
John B. Sanfilippo & Son Inc.	8	331
Lancaster Colony Corp.	19	1,836
Liberator Medical Holdings Inc. (e)	33	115
Lifeway Foods Inc. (c)	5	114
Limoneira Co. (e)	13	290
Medifast Inc. (c)	14	407
National Beverage Corp. (c)	13	329
Natural Grocers by Vitamin Cottage Inc. (c)	10	278
Nature’s Sunshine Products Inc.	10	134
Nutraceutical International Corp. (c)	11	208
Oil-Dri Corp. of America	6	198
Omega Protein Corp. (c)	25	348
Orchids Paper Products Co.	9	232
Post Holdings Inc. (c)	55	2,564
Prestige Brands Holdings Inc. (c)	54	2,322
PriceSmart Inc.	19	1,657
Revlon Inc. - Class A (c)	13	547
Roundy’s Inc. (c)	45	218
Sanderson Farms Inc. (e)	24	1,918
Seneca Foods Corp. - Class A (c)	8	245
Smart & Final Stores Inc. (c)	13	229
Snyders-Lance Inc.	50	1,584
SpartanNash Co.	39	1,235
SUPERVALU Inc. (c)	212	2,464
Synutra International Inc. (c) (e)	22	143
The Fresh Market Inc. (c) (e)	45	1,815

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Tootsie Roll Industries Inc. (e)	21	726
TreeHouse Foods Inc. (c)	44	3,746
United Natural Foods Inc. (c)	52	4,005
Universal Corp. (e)	26	1,205
USANA Health Sciences Inc. (c)	7	731
Vector Group Ltd. (e)	79	1,728
Village Super Market Inc. - Class A	7	232
WD-40 Co.	16	1,379
Weis Markets Inc.	11	562
		61,090
Energy - 3.3%
Abraxas Petroleum Corp. (c)	95	309
Adams Resources & Energy Inc.	3	187
Alon USA Energy Inc.	30	500
Alpha Natural Resources Inc. (c) (e)	248	248
American Eagle Energy Corp. (c) (e)	32	6
Amyris Inc. (c) (e)	24	59
Approach Resources Inc. (c) (e)	42	275
Arch Coal Inc. (c) (e)	241	241
Ardmore Shipping Corp.	18	185
Basic Energy Services Inc. (c) (e)	34	233
Bill Barrett Corp. (c) (e)	53	443
Bonanza Creek Energy Inc. (c)	43	1,058
Bristow Group Inc.	37	2,023
C&J Energy Services Ltd. (c)	49	541
Callon Petroleum Co. (c)	59	437
CARBO Ceramics Inc. (e)	21	642
Carrizo Oil & Gas Inc. (c)	48	2,360
CHC Group Ltd. (c)	39	52
Clayton Williams Energy Inc. (c) (e)	7	335
Clean Energy Fuels Corp. (c) (e)	77	413
Cloud Peak Energy Inc. (c)	65	378
Comstock Resources Inc. (e)	52	186
Contango Oil & Gas Co. (c)	18	405
Delek US Holdings Inc.	62	2,465
DHT Holdings Inc.	98	682
Diamondback Energy Inc. (c)	46	3,552
Dorian LPG Ltd. (c)	7	97
Eclipse Resources Corp. (c) (e)	31	176
Emerald Oil Inc. (c) (e)	63	47
Energy XXII Ltd. (e)	99	361
Era Group Inc. (c)	20	414
Evolution Petroleum Corp.	20	117
EXCO Resources Inc. (e)	162	297
Exterran Holdings Inc.	61	2,052
FMSA Holdings Inc. (c) (e)	24	175
Forum Energy Technologies Inc. (c)	66	1,290
Frontline Ltd. (c)	70	156
FX Energy Inc. (c) (e)	67	83
GasLog Ltd. (e)	43	845
Gastar Exploration Inc. (c) (e)	86	225
Geospace Technologies Corp. (c)	14	233
Glori Energy Inc. (c) (e)	13	27
Goodrich Petroleum Corp. (c) (e)	35	123
Green Plains Inc.	41	1,184
Gulf Island Fabrication Inc.	16	244
Gulfmark Offshore Inc. - Class A (e)	24	307
Halcon Resources Corp. (c) (e)	277	426
Hallador Energy Co.	15	173
Harvest Natural Resources Inc. (c) (e)	44	19
Helix Energy Solutions Group Inc. (c)	116	1,732
Hercules Offshore Inc. (c) (e)	166	70
Hornbeck Offshore Services Inc. (c)	37	690
Independence Contract Drilling Inc. (c) (e)	11	74
ION Geophysical Corp. (c)	146	316
Isramco Inc. (c) (e)	1	122
Jones Energy Inc. - Class A (c)	10	92
Key Energy Services Inc. (c)	141	256
Knightsbridge Shipping Ltd. (e)	31	153
Magnum Hunter Resources Corp. (c) (e)	211	562
Matador Resources Co. (c) (e)	76	1,673
Matrix Service Co. (c)	27	483
McDermott International Inc. (c) (e)	266	1,020
Midstates Petroleum Co. Inc. (c) (e)	39	34
Miller Energy Resources Inc. (c) (e)	33	21
Mitcham Industries Inc. (c)	16	72
Natural Gas Services Group Inc. (c)	14	269
Navios Maritime Acq Corp.	84	296
Newpark Resources Inc. (c)	95	861
Nordic American Offshore Ltd. (e)	19	173
Nordic American Tankers Ltd. (e)	97	1,155
North Atlantic Drilling Ltd. (e)	79	91
Northern Oil and Gas Inc. (c) (e)	65	502
Nuverra Environmental Solutions Inc. (c) (e)	16	56
Pacific Ethanol Inc. (c) (e)	25	272
Panhandle Oil and Gas Inc. - Class A	15	291
Parker Drilling Co. (c)	131	458
Parsley Energy Inc. - Class A (c)	55	877
PDC Energy Inc. (c)	37	2,019
Penn Virginia Corp. (c) (e)	69	450
PetroQuest Energy Inc. (c)	66	152
PHI Inc. (c)	14	423
Pioneer Energy Services Corp. (c)	70	382
Profire Energy Inc. (c) (e)	15	20
Renewable Energy Group Inc. (c)	36	334
Rentech Inc. (c)	235	263
Resolute Energy Corp. (c) (e)	74	42
Rex Energy Corp. (c) (e)	51	191
Rex Stores Corp. (c) (e)	7	438
RigNet Inc. (c)	13	371
Ring Energy Inc. (c)	17	184
Rosetta Resources Inc. (c)	67	1,133
RSP Permian Inc. (c)	25	636
Sanchez Energy Corp. (c) (e)	54	703
Scorpio Tankers Inc.	170	1,605
SEACOR Holdings Inc. (c)	19	1,346
SemGroup Corp. - Class A	45	3,630
Ship Finance International Ltd. (e)	61	904
Solazyme Inc. (c) (e)	80	228
Stone Energy Corp. (c)	57	837
Swift Energy Co. (c) (e)	45	97
Synergy Resources Corp. (c) (e)	88	1,046
Teekay Tankers Ltd. - Class A	78	450
Tesco Corp.	37	418
Tetra Technologies Inc. (c)	89	549
TransAtlantic Petroleum Ltd. (c) (e)	23	123
Triangle Petroleum Corp. (c) (e)	80	403
VAALCO Energy Inc. (c)	53	131
Vantage Drilling Co. (c) (e)	226	74
Vertex Energy Inc. (c) (e)	12	46
Vivint Solar Inc. (c) (e)	20	242
W&T Offshore Inc. (e)	38	195
Warren Resources Inc. (c) (e)	73	65
Western Refining Inc.	56	2,748
Westmoreland Coal Co. (c)	16	425
Willbros Group Inc. (c)	45	149
		63,409
Financials - 23.4%
1st Source Corp.	17	544
Acadia Realty Trust	71	2,483
Actua Corp. (c)	41	637
AG Mortgage Investment Trust Inc.	31	587
Agree Realty Corp.	19	610
Alexander & Baldwin Inc.	51	2,197

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Alexander’s Inc.	2	1,051
Altisource Asset Management Corp. (c)	2	294
Altisource Portfolio Solutions SA (c) (e)	15	191
Altisource Residential Corp. - Class B	63	1,321
Ambac Financial Group Inc. (c)	47	1,131
American Assets Trust Inc.	37	1,617
American Capital Mortgage Investment Corp.	53	947
American Equity Investment Life Holding Co.	78	2,262
American National Bankshares Inc.	9	197
American Residential Properties Inc. (c)	32	575
Ameris Bancorp	27	705
Amerisafe Inc.	20	931
Ames National Corp. (e)	9	221
AmTrust Financial Services Inc. (e)	31	1,785
Anchor BanCorp Wisconsin Inc. (c) (e)	6	222
Anworth Mortgage Asset Corp.	122	623
Apollo Commercial Real Estate Finance Inc.	47	815
Apollo Residential Mortgage Inc.	33	531
Ares Commercial Real Estate Corp.	30	331
Argo Group International Holdings Ltd.	30	1,503
Arlington Asset Investment Corp. - Class A (e)	25	607
Armada Hoffler Properties Inc.	23	243
ARMOUR Residential REIT Inc.	371	1,176
Arrow Financial Corp.	11	303
Ashford Hospitality Prime Inc.	27	448
Ashford Hospitality Trust Inc.	81	784
Ashford Inc. (c)	1	107
Associated Estates Realty Corp.	60	1,480
Astoria Financial Corp.	90	1,164
Atlas Financial Holdings Inc. (c) (e)	12	211
AV Homes Inc. (c)	10	152
Aviv REIT Inc.	20	740
Baldwin & Lyons Inc. - Class B	10	246
Banc of California Inc.	32	395
BancFirst Corp.	8	475
Banco Latinoamericano de Comercio Exterior SA - Class E	32	1,060
Bancorp Inc. (c)	36	325
BancorpSouth Inc.	100	2,330
Bank Mutual Corp.	44	320
Bank of Kentucky Financial Corp.	6	292
Bank of Marin Bancorp	7	349
Bank of the Ozarks Inc.	89	3,289
BankFinancial Corp. (e)	19	255
Banner Corp.	22	988
BBCN Bancorp Inc.	87	1,252
BBX Capital Corp. - Class A (c) (e)	11	200
Beneficial Bancorp Inc. (c)	36	405
Berkshire Hills Bancorp Inc.	27	761
BGC Partners Inc. - Class A	182	1,717
Blue Hills Bancorp Inc. (c)	29	389
BNC Bancorp	21	382
BofI Holding Inc. (c)	16	1,461
Boston Private Financial Holdings Inc.	88	1,066
Bridge Bancorp Inc.	13	338
Bridge Capital Holdings (c)	12	316
Brookline Bancorp Inc.	78	783
Bryn Mawr Bank Corp.	15	465
Calamos Asset Management Inc. - Class A	17	225
Camden National Corp.	9	347
Campus Crest Communities Inc. (e)	71	506
Capital Bank Financial Corp. - Class A (c)	23	637
Capital City Bank Group Inc.	12	191
Capitol Federal Financial Inc.	149	1,866
Capstead Mortgage Corp. (e)	105	1,233
Cardinal Financial Corp.	34	677
CareTrust REIT Inc.	30	409
Cascade Bancorp (c)	33	158
Cash America International Inc.	30	699
CatchMark Timber Trust Inc. - Class A	23	271
Cathay General Bancorp	83	2,367
Cedar Shopping Centers Inc.	85	635
CenterState Banks of Florida Inc.	37	446
Central Pacific Financial Corp.	19	427
Century Bancorp Inc. - Class A	3	117
Chambers Street Properties	247	1,949
Charter Financial Corp. (e)	18	205
Chatham Lodging Trust	42	1,221
Chemical Financial Corp.	37	1,146
Chesapeake Lodging Trust	57	1,938
CIFC Corp. (e)	8	58
Citizens & Northern Corp.	15	293
Citizens Inc. - Class A (c) (e)	49	304
City Holdings Co.	17	806
Clifton Bancorp Inc.	28	389
CNB Financial Corp.	17	284
CNO Financial Group Inc.	215	3,699
CoBiz Financial Inc.	35	431
Cohen & Steers Inc. (e)	20	820
Colony Capital Inc.	112	2,912
Columbia Banking System Inc.	60	1,735
Community Bank System Inc.	42	1,499
Community Trust Bancorp Inc.	17	569
CommunityOne Bancorp (c)	8	79
ConnectOne Bancorp Inc.	23	455
Consolidated-Tomoka Land Co.	5	274
Consumer Portfolio Services Inc. (c) (e)	23	161
CorEnergy Infrastructure Trust Inc. (e)	48	335
Coresite Realty Corp.	23	1,120
Cousins Properties Inc.	230	2,438
Cowen Group Inc. - Class A (c)	115	598
Crawford & Co. - Class B	26	228
Credit Acceptance Corp. (c)	7	1,307
CU Bancorp (c)	12	264
CubeSmart	170	4,101
Customers Bancorp Inc. (c)	27	657
CVB Financial Corp. (e)	110	1,760
CyrusOne Inc.	34	1,062
CYS Investments Inc.	169	1,503
DCT Industrial Trust Inc.	86	2,984
Diamond Hill Investment Group Inc.	3	517
DiamondRock Hospitality Co.	205	2,894
Dime Community Bancshares Inc.	37	603
Donegal Group Inc. - Class A	7	113
DuPont Fabros Technology Inc.	67	2,177
Dynex Capital Inc. (e)	57	483
Eagle Bancorp Inc. (c)	27	1,048
EastGroup Properties Inc.	33	1,965
Education Realty Trust Inc.	48	1,715
eHealth Inc. (c)	21	195
EMC Insurance Group Inc.	5	155
Empire State Realty Trust Inc. - Class A	96	1,797
Employer Holdings Inc.	32	861
Encore Capital Group Inc. (c) (e)	27	1,110
Enova International Inc. (c)	27	541
Enstar Group Ltd. (c)	9	1,257
Enterprise Bancorp Inc. (e)	7	148
Enterprise Financial Services Corp.	23	472
EPR Properties	60	3,594
Equity One Inc.	64	1,710
Essent Group Ltd. (c)	46	1,105
EverBank Financial Corp.	95	1,713
Evercore Partners Inc. - Class A	34	1,782
Excel Trust Inc.	63	882
EZCorp Inc. - Class A (c)	51	465
FBL Financial Group Inc. - Class A (e)	10	614

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
FBR & Co. (c)	10	236
FCB Financial Holdings Inc. - Class A (c)	9	233
Federal Agricultural Mortgage Corp. - Class C	12	329
Federated National Holding Co.	16	492
FelCor Lodging Trust Inc.	129	1,486
Fidelity & Guaranty Life	13	266
Fidelity Southern Corp.	17	287
Fifth Street Asset Management Inc. - Class A (e)	10	110
Financial Engines Inc. (e)	54	2,249
Financial Institutions Inc.	16	361
First American Financial Corp.	112	3,994
First Bancorp Inc.	11	185
First Bancorp Inc.	23	400
First Bancorp Inc. (c)	107	665
First Busey Corp.	82	549
First Business Financial Services Inc.	4	177
First Cash Financial Services Inc. (c)	30	1,402
First Citizens BancShares Inc. - Class A	10	2,612
First Commonwealth Financial Corp.	103	928
First Community Bancshares Inc.	15	263
First Connecticut Bancorp Inc.	17	268
First Defiance Financial Corp.	9	295
First Financial Bancorp	64	1,135
First Financial Bankshares Inc. (e)	67	1,847
First Financial Corp.	13	456
First Financial Northwest Inc.	15	181
First Industrial Realty Trust Inc.	115	2,467
First Interstate BancSystem Inc. - Class A	20	547
First Merchants Corp.	37	873
First Midwest Bancorp Inc.	78	1,360
First NBC Bank Holding Co. (c)	15	483
First of Long Island Corp.	14	344
First Potomac Realty Trust	65	773
FirstMerit Corp.	173	3,300
Flagstar Bancorp Inc. (c)	22	317
Flushing Financial Corp.	34	678
FNB Corp.	181	2,384
Forestar Group Inc. (c)	35	546
Fox Chase Bancorp Inc.	14	231
Franklin Street Properties Corp.	99	1,264
FRP Holdings Inc. (c)	6	232
FXCM Inc. - Class A (e)	48	103
Gain Capital Holdings Inc.	25	239
GAMCO Investors Inc.	7	574
Geo Group Inc.	76	3,325
German American Bancorp Inc.	14	424
Getty Realty Corp.	28	511
Glacier Bancorp Inc.	78	1,955
Gladstone Commercial Corp.	20	366
Global Indemnity Plc (c)	10	274
Government Properties Income Trust	71	1,625
Gramercy Property Trust Inc.	49	1,364
Great Southern Bancorp Inc.	10	396
Great Western Bancorp Inc.	22	475
Green Bancorp Inc. (c)	5	54
Green Dot Corp. - Class A (c)	33	524
Greenhill & Co. Inc.	29	1,164
Greenlight Capital Re Ltd. - Class A (c)	29	930
Guaranty Bancorp	18	308
Hallmark Financial Services Inc. (c)	18	192
Hampton Roads Bankshares Inc. (c) (e)	30	56
Hancock Holding Co.	86	2,569
Hanmi Financial Corp.	35	745
Hannon Armstrong Sustainable Infrastructure Capital Inc.	26	476
Hatteras Financial Corp.	101	1,828
HCI Group Inc.	10	481
Healthcare Realty Trust Inc.	100	2,791
Heartland Financial USA Inc.	17	542
Heritage Commerce Corp. (e)	19	176
Heritage Financial Corp.	34	577
Heritage Insurance Holdings Inc. (c)	7	154
Heritage Oaks BanCorp	27	228
Hersha Hospitality Trust	209	1,351
HFF Inc. - Class A	36	1,336
Highwoods Properties Inc.	94	4,324
Hilltop Holdings Inc. (c)	78	1,520
Home Bancshares Inc.	56	1,915
Home Loan Servicing Solutions Ltd. (e)	74	1,221
HomeStreet Inc. (c)	22	396
HomeTrust Bancshares Inc. (c)	20	321
Horace Mann Educators Corp.	42	1,449
Horizon BanCorp (e)	11	268
Hudson Pacific Properties Inc.	68	2,268
Hudson Valley Holding Corp.	14	364
IberiaBank Corp.	33	2,068
Independence Holding Co.	6	76
Independent Bank Corp.	26	1,162
Independent Bank Corp.	24	303
Independent Bank Group Inc.	10	370
Infinity Property & Casualty Corp.	13	1,044
Inland Real Estate Corp.	97	1,035
International Bancshares Corp.	57	1,473
INTL FCStone Inc. (c)	16	481
Invesco Mortgage Capital Inc.	129	1,996
Investment Technology Group Inc. (c)	37	1,127
Investors Bancorp Inc.	375	4,400
Investors Real Estate Trust	125	938
iStar Financial Inc. (c)	93	1,213
Janus Capital Group Inc.	156	2,688
JG Wentworth Co. - Class A (c) (e)	15	159
Kansas City Life Insurance Co.	5	216
KCG Holdings Inc. - Class A (c)	46	567
Kearny Financial Corp. (c)	17	236
Kemper Corp. (e)	45	1,770
Kennedy-Wilson Holdings Inc.	75	1,959
Kite Realty Group Trust	34	959
Ladder Capital Corp. - Class A	17	310
Ladenburg Thalmann Financial Services Inc. (c)	103	399
Lakeland Bancorp Inc.	39	453
Lakeland Financial Corp.	17	672
LaSalle Hotel Properties	117	4,549
LegacyTexas Financial Group Inc.	44	1,000
LendingTree Inc. (c)	6	342
Lexington Realty Trust (e)	215	2,111
LTC Properties Inc.	36	1,669
Macatawa Bank Corp.	21	112
Mack-Cali Realty Corp.	92	1,783
Maiden Holdings Ltd. (e)	55	809
MainSource Financial Group Inc.	23	456
Manning & Napier Inc. - Class A	13	172
Marcus & Millichap Inc. (c)	10	359
MarketAxess Holdings Inc.	39	3,274
Marlin Business Services Inc.	10	193
MB Financial Inc.	69	2,172
Meadowbrook Insurance Group Inc.	57	482
Medical Properties Trust Inc.	218	3,206
Medley Management Inc. - Class A (e)	6	64
Mercantile Bank Corp.	18	344
Merchants Bancshares Inc.	6	163
Meridian Bancorp Inc. (c)	24	318
Meta Financial Group Inc.	7	294
Metro Bancorp Inc.	14	394
MGIC Investment Corp. (c)	354	3,414

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Midsouth Bancorp Inc.	10	154
MidWestOne Financial Group Inc.	7	199
Moelis & Co. - Class A	7	226
Monmouth Real Estate Investment Corp. - Class A	59	656
Montpelier Re Holdings Ltd.	38	1,463
National Bank Holdings Corp. - Class A	35	654
National Bankshares Inc. (e)	8	231
National General Holdings Corp.	40	749
National Health Investors Inc.	39	2,785
National Interstate Corp.	9	250
National Penn Bancshares Inc.	129	1,389
National Western Life Insurance Co. - Class A	3	643
Navigators Group Inc. (c)	11	883
NBT Bancorp Inc. (e)	48	1,205
Nelnet Inc. - Class A	22	1,021
New Residential Investment Corp.	147	2,214
New York Mortgage Trust Inc. (e)	107	830
New York REIT Inc.	169	1,772
NewBridge Bancorp	36	318
NewStar Financial Inc. (c)	27	321
Nicholas Financial Inc. (c)	13	176
NMI Holdings Inc. - Class A (c)	51	385
Northfield Bancorp Inc.	56	826
Northrim BanCorp Inc.	8	198
Northwest Bancshares Inc.	105	1,248
OceanFirst Financial Corp.	14	244
OFG Bancorp (e)	51	826
Old Line Bancshares Inc. (e)	9	138
Old National Bancorp	123	1,742
OM Asset Management Plc	29	532
One Liberty Properties Inc.	12	284
OneBeacon Insurance Group Ltd. - Class A	24	367
Oppenheimer Holdings Inc. - Class A	13	296
Opus Bank	5	161
Oritani Financial Corp.	46	665
Owens Realty Mortgage Inc. (e)	11	167
Pacific Continental Corp.	19	246
Pacific Premier Bancorp Inc. (c)	20	318
Palmetto Bancshares Inc (e)	4	74
Park National Corp. (e)	14	1,218
Park Sterling Corp.	45	320
Parkway Properties Inc.	82	1,421
Peapack Gladstone Financial Corp.	14	305
Pebblebrook Hotel Trust	75	3,484
Penns Woods Bancorp Inc.	6	287
Pennsylvania REIT	72	1,664
PennyMac Financial Services Inc. - Class A (c)	15	250
Pennymac Mortgage Investment Trust	77	1,641
Peoples Bancorp Inc.	16	376
Peoples Financial Services Corp. (e)	8	344
PHH Corp. (c)	53	1,277
Phoenix Cos. Inc. (c)	5	265
Physicians Realty Trust	73	1,285
Pico Holdings Inc. (c)	23	379
Pinnacle Financial Partners Inc.	37	1,648
Piper Jaffray Cos. (c)	17	880
Potlatch Corp.	42	1,694
PRA Group Inc. (c) (e)	52	2,845
Preferred Bank	11	307
Primerica Inc.	57	2,909
PrivateBancorp Inc.	75	2,634
Prosperity Bancshares Inc.	73	3,834
Provident Financial Services Inc.	65	1,221
PS Business Parks Inc.	20	1,684
Pzena Investment Management Inc. - Class A	11	99
QTS Realty Trust Inc. - Class A	12	444
Radian Group Inc. (e)	200	3,358
RAIT Financial Trust	88	604
Ramco-Gershenson Properties Trust	80	1,496
RCS Capital Corp. - Class A (e)	10	104
RE/MAX Holdings Inc. - Class A	12	403
Redwood Trust Inc. (e)	86	1,545
Regional Management Corp. (c)	11	167
Renasant Corp. (e)	35	1,041
Republic Bancorp Inc. - Class A	11	281
Republic First Bancorp Inc. (c) (e)	32	117
Resource America Inc. - Class A	13	123
Resource Capital Corp.	129	584
Retail Opportunity Investments Corp.	94	1,722
Rexford Industrial Realty Inc.	63	988
RLI Corp.	45	2,355
RLJ Lodging Trust	137	4,296
Rouse Properties Inc. (e)	38	726
Ryman Hospitality Properties Inc.	45	2,768
S&T Bancorp Inc.	33	933
Sabra Healthcare REIT Inc.	62	2,044
Safeguard Scientifics Inc. (c)	22	393
Safety Insurance Group Inc.	14	842
Sandy Spring Bancorp Inc.	25	657
Saul Centers Inc.	11	635
Seacoast Banking Corp. of Florida (c)	23	331
Select Income REIT	38	952
Selective Insurance Group Inc.	59	1,703
ServisFirst Bancshares Inc.	2	63
Sierra Bancorp (e)	14	240
Silver Bay Realty Trust Corp.	38	619
Silvercrest Asset Management Group Inc. - Class A	6	83
Simmons First National Corp. - Class A	18	838
South State Corp.	25	1,720
Southside Bancshares Inc. (e)	27	762
Southwest Bancorp Inc.	23	400
Sovran Self Storage Inc.	35	3,244
Springleaf Holdings Inc. (c)	26	1,321
Square 1 Financial Inc. - Class A (c)	9	248
St. Joe Co. (c)	70	1,302
STAG Industrial Inc.	59	1,387
Starwood Waypoint Residential Trust (e)	44	1,127
State Auto Financial Corp. (e)	17	418
State Bank Financial Corp.	36	747
State National Cos. Inc. (e)	32	321
Sterling Bancorp (e)	100	1,335
Stewart Information Services Corp.	23	948
Stifel Financial Corp. (c)	69	3,824
Stock Yards Bancorp Inc.	16	542
Stonegate Bank	10	310
Stonegate Mortgage Corp. (c) (e)	15	161
STORE Capital Corp.	36	844
Strategic Hotels & Resorts Inc. (c)	280	3,481
Suffolk Bancorp	12	283
Summit Hotel Properties Inc.	89	1,251
Sun Bancorp Inc. (c)	11	206
Sun Communities Inc.	50	3,355
Sunstone Hotel Investors Inc.	215	3,587
Susquehanna Bancshares Inc.	196	2,690
Symetra Financial Corp.	79	1,844
Talmer Bancorp Inc.	20	301
Tejon Ranch Co. (c)	14	368
Terreno Realty Corp.	44	1,009
Territorial Bancorp Inc.	9	209
Texas Capital Bancshares Inc. (c)	48	2,323
Third Point Reinsurance Ltd. (c)	59	830
Tiptree Financial Inc. - Class A (e)	8	55
Tompkins Financial Corp.	15	813
TowneBank	44	700

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Trade Street Residential Inc. (e)	19	138
Trico Bancshares	24	573
Tristate Capital Holdings Inc. (c) (e)	23	238
Triumph Bancorp Inc. (c) (e)	7	102
TrustCo Bank Corp.	105	720
Trustmark Corp.	70	1,707
UMB Financial Corp.	39	2,083
UMH Properties Inc.	22	222
Umpqua Holdings Corp.	174	2,995
Union Bankshares Corp.	52	1,145
United Bankshares Inc.	72	2,715
United Community Banks Inc.	52	974
United Community Financial Corp.	51	280
United Financial Bancorp Inc.	49	609
United Fire Group Inc.	23	716
United Insurance Holdings Corp.	16	361
Universal Health Realty Income Trust	12	688
Universal Insurance Holdings Inc. (e)	32	820
Univest Corp. of Pennsylvania	16	323
Urstadt Biddle Properties Inc. - Class A	27	617
Valley National Bancorp	237	2,236
Virtus Investment Partners Inc.	8	1,025
Walker & Dunlop Inc. (c)	19	334
Walter Investment Management Corp. (c) (e)	38	607
Washington Federal Inc.	106	2,309
Washington REIT	70	1,921
Washington Trust Bancorp Inc.	16	620
Waterstone Financial Inc.	34	432
Webster Financial Corp.	95	3,504
WesBanco Inc.	36	1,171
West Bancorp Inc.	16	318
Westamerica Bancorp (e)	27	1,181
Western Alliance Bancorp (c)	79	2,337
Western Asset Mortgage Capital Corp. (e)	42	628
Westwood Holdings Group Inc.	8	476
Whitestone REIT (e)	24	389
Wilshire Bancorp Inc.	77	771
Wintrust Financial Corp.	49	2,319
WisdomTree Investments Inc. (e)	113	2,414
World Acceptance Corp. (c) (e)	8	582
WSFS Financial Corp.	9	681
Yadkin Financial Corp. (c)	24	478
		451,021
Health Care - 15.3%
AAC Holdings Inc. (c) (e)	6	170
Abaxis Inc. (e)	23	1,499
Abiomed Inc. (c)	42	2,988
Acadia HealthCare Co. Inc. (c)	45	3,205
ACADIA Pharmaceuticals Inc. (c)	82	2,686
Accelerate Diagnostics Inc. (c) (e)	24	530
Acceleron Pharma Inc. (c) (e)	17	644
Accuray Inc. (c) (e)	84	785
AcelRx Pharmaceuticals Inc (c) (e)	23	89
Aceto Corp. (e)	31	675
Achaogen Inc. (c)	7	71
Achillion Pharmaceuticals Inc. (c) (e)	124	1,227
Acorda Therapeutics Inc. (c)	43	1,443
Actinium Pharmaceuticals Inc. (c) (e)	21	51
Adamas Pharmaceuticals Inc. (c)	3	52
Addus HomeCare Corp. (c)	9	200
Adeptus Health Inc. (c)	6	292
Aegerion Pharmaceuticals Inc. (c)	32	847
Aerie Pharmaceuticals Inc. (c)	13	393
Affymetrix Inc. (c) (e)	80	999
Agenus Inc. (c) (e)	64	330
Agios Pharmaceuticals Inc. (c) (e)	15	1,439
Air Methods Corp. (c)	41	1,904
Akebia Therapeutics Inc. (c)	8	89
Akorn Inc. (c)	65	3,100
Albany Molecular Research Inc. (c) (e)	27	468
Alder Biopharmaceuticals Inc. (c)	13	370
Alimera Sciences Inc. (c) (e)	26	131
Alliance HealthCare Services Inc. (c)	4	97
Almost Family Inc. (c)	9	399
AMAG Pharmaceuticals Inc. (c) (e)	23	1,245
Amedisys Inc. (c)	31	833
AMN Healthcare Services Inc. (c)	50	1,163
Amphastar Pharmaceuticals Inc. (c) (e)	10	143
Ampio Pharmaceuticals Inc. (c) (e)	39	295
Amsurg Corp. (c)	44	2,725
Anacor Pharmaceuticals Inc. (c)	34	1,988
Analogic Corp.	13	1,171
AngioDynamics Inc. (c)	28	501
ANI Pharmaceuticals Inc. (c) (e)	7	425
Anika Therapeutics Inc. (c)	15	629
Antares Pharma Inc. (c) (e)	124	335
Applied Genetic Technologies Corp. (c)	5	99
Aratana Therapeutics Inc. (c)	28	454
Ardelyx Inc. (c) (e)	6	76
Arena Pharmaceuticals Inc. (c) (e)	251	1,095
Ariad Pharmaceuticals Inc. (c)	172	1,414
Array BioPharma Inc. (c) (e)	145	1,069
Arrowhead Research Corp. (c) (e)	53	359
Atara Biotherapeutics Inc. (c) (e)	7	282
AtriCure Inc. (c)	29	594
Atrion Corp.	2	609
Auspex Pharmaceuticals Inc. (c)	11	1,078
Avalanche Biotechnologies Inc. (c)	8	314
Bio-Path Holdings Inc. (c) (e)	76	136
Bio-Reference Labs Inc. (c)	27	952
BioCryst Pharmaceuticals Inc. (c) (e)	79	712
BioDelivery Sciences International Inc. (c)	44	465
BioScrip Inc. (c)	79	352
BioSpecifics Technologies Corp. (c)	4	150
BioTelemetry Inc. (c)	27	242
Biotime Inc. (c) (e)	64	320
Bluebird Bio Inc. (c)	26	3,121
Calithera Biosciences Inc. (c) (e)	8	127
Cambrex Corp. (c)	34	1,341
Cantel Medical Corp.	35	1,673
Capital Senior Living Corp. (c)	31	814
Cara Therapeutics Inc. (c)	6	59
Cardiovascular Systems Inc. (c)	29	1,120
Castlight Health Inc. - Class B (c) (e)	13	104
Catalent Inc. (c)	51	1,586
Celldex Therapeutics Inc. (c)	93	2,605
Cellular Dynamics International Inc. (c)	10	169
Cempra Inc. (c)	33	1,116
Cepheid Inc. (c)	73	4,158
Cerus Corp. (c) (e)	87	363
Chemed Corp.	18	2,188
ChemoCentryx Inc. (c) (e)	33	248
Chimerix Inc. (c)	31	1,184
Civitas Solutions Inc. (c)	11	237
Clovis Oncology Inc. (c) (e)	26	1,912
Coherus Biosciences Inc. (c)	7	202
Computer Programs & Systems Inc. (e)	12	658
Conmed Corp.	28	1,430
Corcept Therapeutics Inc. (c) (e)	48	271
Corvel Corp. (c)	13	431
Cross Country Healthcare Inc. (c)	35	410
CryoLife Inc.	32	335
CTI BioPharma Corp. (c) (e)	182	329
Cyberonics Inc. (c)	28	1,817
Cynosure Inc. - Class A (c)	22	685

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Cytokinetics Inc (c)	38	257
Cytori Therapeutics Inc. (c) (e)	64	76
CytRx Corp. (c) (e)	58	194
DepoMed Inc. (c)	60	1,353
Derma Sciences Inc. (c)	25	216
Dermira Inc. (c) (e)	8	116
DexCom Inc. (c)	79	4,897
Dicerna Pharmaceuticals Inc. (c)	4	93
Diplomat Pharmacy Inc. (c) (e)	18	622
Dyax Corp. (c)	142	2,378
Dynavax Technologies Corp. (c) (e)	28	627
Egalet Corp. (c) (e)	5	70
Eleven Biotherapeutics Inc. (c) (e)	5	45
Emergent BioSolutions Inc. (c)	30	869
Enanta Pharmaceuticals Inc. (c)	11	326
Endocyte Inc. (c) (e)	38	238
Endologix Inc. (c)	66	1,133
Ensign Group Inc.	25	1,157
Enzo Biochem Inc. (c) (e)	35	105
Epizyme Inc. (c)	13	250
Esperion Therapeutics Inc. (c)	6	585
Exact Sciences Corp. (c) (e)	93	2,038
ExacTech Inc. (c)	9	224
ExamWorks Group Inc. (c)	36	1,503
Exelixis Inc. (c) (e)	206	529
FibroGen Inc. (c)	12	369
Five Prime Therapeutics Inc. (c)	22	503
Five Star Quality Care Inc. (c)	43	193
Flexion Therapeutics Inc. (c) (e)	5	115
Fluidigm Corp. (c)	29	1,228
Foundation Medicine Inc. (c) (e)	16	793
Galectin Therapeutics Inc. (c) (e)	19	62
Galena Biopharma Inc. (c) (e)	118	163
Genesis Healthcare Inc. - Class A (c)	31	219
GenMark Diagnostics Inc. (c)	41	536
Genocea Biosciences Inc. (c) (e)	4	51
Genomic Health Inc. (c) (e)	18	560
Geron Corp. (c) (e)	167	629
Globus Medical Inc. - Class A (c)	69	1,730
Greatbatch Inc. (c)	26	1,498
Haemonetics Corp. (c)	54	2,444
Halozyme Therapeutics Inc. (c) (e)	108	1,538
Hanger Orthopedic Group Inc. (c)	38	861
HealthEquity Inc. (c)	11	270
HealthSouth Corp.	92	4,095
HealthStream Inc. (c)	22	562
Healthways Inc. (c)	34	661
HeartWare International Inc. (c)	18	1,552
Heron Therapeutics Inc. (c) (e)	22	327
HMS Holdings Corp. (c)	91	1,411
Horizon Pharma Plc (c)	68	1,760
Hyperion Therapeutics Inc. (c)	14	657
ICU Medical Inc. (c)	15	1,371
Idera Pharmaceuticals Inc. (c) (e)	93	345
Immune Design Corp. (c)	6	133
Immunogen Inc. (c) (e)	95	850
Immunomedics Inc. (c) (e)	99	380
Impax Laboratories Inc. (c)	73	3,438
INC Research Holdings Inc. - Class A (c)	12	386
Infinity Pharmaceuticals Inc. (c)	49	688
Inogen Inc. (c)	6	178
Inovio Pharmaceuticals Inc. (c) (e)	68	554
Insmed Inc. (c)	51	1,069
Insulet Corp. (c)	58	1,929
Insys Therapeutics Inc. (c) (e)	12	675
Integra LifeSciences Holdings Corp. (c)	26	1,604
Intersect ENT Inc. (c)	6	157
Intra-Cellular Therapies Inc. (c)	17	413
Intrexon Corp. (c) (e)	39	1,789
Invacare Corp.	32	622
IPC Healthcare Inc. (c)	19	887
Ironwood Pharmaceuticals Inc. - Class A (c)	125	1,996
Isis Pharmaceuticals Inc. (c) (e)	123	7,860
K2M Group Holdings Inc. (c)	9	198
Karyopharm Therapeutics Inc. (c) (e)	15	472
Keryx Biopharmaceuticals Inc. (c) (e)	110	1,405
Kindred Biosciences Inc. (c)	9	68
Kindred Healthcare Inc.	81	1,938
Kite Pharma Inc. (c) (e)	11	618
KYTHERA Biopharmaceuticals Inc. (c) (e)	18	902
Landauer Inc.	10	348
Lannett Co. Inc. (c) (e)	27	1,817
LDR Holding Corp. (c)	17	622
Lexicon Pharmaceuticals Inc. (c) (e)	249	235
LHC Group Inc. (c)	14	455
Ligand Pharmaceuticals Inc. (c) (e)	20	1,578
Loxo Oncology Inc. (c)	5	68
Luminex Corp. (c)	41	661
MacroGenics Inc. (c)	23	717
Magellan Health Services Inc. (c)	29	2,037
MannKind Corp. (c) (e)	253	1,314
Masimo Corp. (c)	47	1,534
MedAssets Inc. (c)	63	1,192
Medicines Co. (c)	68	1,902
Medidata Solutions Inc. (c)	57	2,775
Merge Healthcare Inc. (c)	67	300
Meridian Bioscience Inc.	42	806
Merit Medical Systems Inc. (c)	47	897
Merrimack Pharmaceuticals Inc. (c) (e)	102	1,211
MiMedx Group Inc. (c) (e)	104	1,078
Mirati Therapeutics Inc. (c) (e)	8	233
Molina Healthcare Inc. (c)	32	2,121
Momenta Pharmaceuticals Inc. (c)	52	793
NanoString Technologies Inc. (c)	10	107
NanoViricides Inc. (c)	42	93
National Healthcare Corp.	11	671
National Research Corp. - Class A (e)	9	131
Natus Medical Inc. (c)	33	1,319
Navidea Biopharmaceuticals Inc. (c) (e)	136	217
Nektar Therapeutics (c)	132	1,455
Neogen Corp. (c)	38	1,788
NeoStem Inc. (c) (e)	25	62
Neuralstem Inc. (c) (e)	70	133
Neurocrine Biosciences Inc. (c)	88	3,513
Nevro Corp. (c)	8	391
NewLink Genetics Corp. (c)	21	1,124
Northwest Biotherapeutics Inc. (c) (e)	36	266
Novavax Inc. (c)	249	2,057
NuVasive Inc. (c)	49	2,239
NxStage Medical Inc. (c)	64	1,102
Ocular Therapeutix Inc. (c)	6	249
Ohr Pharmaceutical Inc. (c) (e)	22	55
Omeros Corp. (c) (e)	39	855
Omnicell Inc. (c)	38	1,335
OncoMed Pharmaceuticals Inc. (c) (e)	13	337
Oncothyreon Inc. (c)	77	125
Ophthotech Corp. (c)	14	665
Opko Health Inc. (c) (e)	206	2,922
OraSure Technologies Inc. (c)	58	383
Orexigen Therapeutics Inc. (c) (e)	125	978
Organovo Holdings Inc. (c) (e)	64	225
Orthofix International NV (c)	18	657
Osiris Therapeutics Inc. (c) (e)	23	401
Otonomy Inc. (c)	8	270
OvaScience Inc. (c) (e)	19	648
Owens & Minor Inc.	66	2,230

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Oxford Immunotec Global Plc (c)	15	209
Pacific Biosciences of California Inc. (c)	67	390
Pacira Pharmaceuticals Inc. (c)	37	3,318
Pain Therapeutics Inc. (c) (e)	39	74
PAREXEL International Corp. (c)	60	4,112
PDL BioPharma Inc. (e)	167	1,173
Peregrine Pharmaceuticals Inc. (c) (e)	196	265
Pernix Therapeutics Holdings (c) (e)	35	372
PharMerica Corp. (c)	33	942
Phibro Animal Health Corp. - Class A	14	511
PhotoMedex Inc. (c) (e)	14	27
Portola Pharmaceuticals Inc. (c)	45	1,690
Pozen Inc. (c)	33	254
PRA Health Sciences Inc. (c)	23	653
Progenics Pharmaceuticals Inc. (c) (e)	68	405
Prothena Corp. Plc (c)	28	1,050
Providence Services Corp. (c)	12	641
PTC Therapeutics Inc. (c)	25	1,551
Puma Biotechnology Inc. (c) (e)	24	5,750
Quality Systems Inc.	51	818
Quidel Corp. (c)	32	860
Radius Health Inc. (c)	9	381
RadNet Inc. (c)	34	283
Raptor Pharmaceutical Corp. (c) (e)	68	735
Receptos Inc. (c)	23	3,788
Regado Biosciences Inc. (c) (e)	16	20
Regulus Therapeutics Inc. (c) (e)	16	277
Relypsa Inc. (c)	17	628
Repligen Corp. (c)	33	1,005
Repros Therapeutics Inc. (c)	21	183
Retrophin Inc. (c) (e)	21	505
Revance Therapeutics Inc. (c) (e)	8	157
Rigel Pharmaceuticals Inc. (c)	92	328
Rockwell Medical Technologies Inc. (c) (e)	46	505
RTI Surgical Inc. (c)	58	285
Sage Therapeutics Inc. (c) (e)	6	298
Sagent Pharmaceuticals Inc. (c)	25	575
Sangamo Biosciences Inc. (c)	75	1,169
Sarepta Therapeutics Inc. (c) (e)	40	535
Sciclone Pharmaceuticals Inc. (c)	55	486
Second Sight Medical Products Inc. (c) (e)	8	98
Select Medical Holdings Corp.	88	1,299
Sequenom Inc. (c) (e)	130	515
Sientra Inc. (c)	6	107
Spectranetics Corp. (c) (e)	43	1,505
Spectrum Pharmaceuticals Inc. (c) (e)	64	387
Staar Surgical Co. (c) (e)	42	311
Stemline Therapeutics Inc. (c)	15	223
STERIS Corp.	62	4,351
Sucampo Pharmaceuticals Inc. - Class A (c) (e)	22	335
Sunesis Pharmaceuticals Inc. (c)	52	128
Supernus Pharmaceuticals Inc. (c)	31	372
Surgical Care Affiliates Inc. (c)	15	499
SurModics Inc. (c)	12	314
Symmetry Surgical Inc. (c)	11	78
Synageva BioPharma Corp. (c) (e)	24	2,367
Synergy Pharmaceuticals Inc. (c) (e)	91	419
Synta Pharmaceuticals Corp. (c) (e)	53	102
T2 Biosystems Inc. (c) (e)	6	96
Tandem Diabetes Care Inc. (c)	10	121
Team Health Holdings Inc. (c)	74	4,307
TESARO Inc. (c) (e)	20	1,149
Tetraphase Pharmaceuticals Inc (c)	27	991
TG Therapeutics Inc. (c) (e)	29	445
TherapeuticsMD Inc. (c) (e)	122	741
Theravance Biopharma Inc. (c) (e)	23	398
Theravance Inc. (e)	86	1,347
Thoratec Corp. (c)	56	2,350
Threshold Pharmaceuticals Inc. (c) (e)	70	284
Tokai Pharmaceuticals Inc. (c) (e)	6	65
Tornier BV (c)	37	965
TransEnterix Inc. (c) (e)	29	85
Triple-S Management Corp. - Class B (c)	28	562
TriVascular Technologies Inc. (c) (e)	8	79
Trupanion Inc. (c) (e)	13	107
Ultragenyx Pharmaceutical Inc. (c)	8	488
Unilife Corp. (c) (e)	130	520
Universal American Corp. (c)	44	472
US Physical Therapy Inc.	14	649
Utah Medical Products Inc.	4	250
Vanda Pharmaceuticals Inc. (c) (e)	47	435
Vascular Solutions Inc. (c)	20	593
Veracyte Inc. (c) (e)	7	51
Verastem Inc. (c) (e)	27	274
Versartis Inc. (c)	7	130
Vitae Pharmaceuticals Inc. (c)	5	64
Vital Therapies Inc. (c) (e)	5	132
Vivus Inc. (c) (e)	96	237
Vocera Communications Inc. (c)	20	197
WellCare Health Plans Inc. (c)	46	4,205
West Pharmaceutical Services Inc.	74	4,459
Wright Medical Group Inc. (c) (e)	52	1,339
Xencor Inc. (c)	16	247
XenoPort Inc. (c)	59	421
XOMA Corp. (c) (e)	87	317
Zafgen Inc. (c)	8	318
Zeltiq Aesthetics Inc. (c)	30	929
ZIOPHARM Oncology Inc. (c) (e)	94	1,017
Zogenix Inc. (c) (e)	101	139
ZS Pharma Inc. (c)	7	297
		294,291
Industrials - 13.6%
AAON Inc.	47	1,142
AAR Corp.	44	1,337
ABM Industries Inc.	58	1,857
Acacia Research Corp. (e)	56	599
ACCO Brands Corp. (c)	120	997
Accuride Corp. (c)	49	229
Actuant Corp. - Class A	64	1,525
Advanced Drainage Systems Inc.	16	472
Advisory Board Co. (c)	44	2,338
Aegion Corp. (c)	41	732
AeroVironment Inc. (c) (e)	21	550
Air Transport Services Group Inc. (c)	57	524
Aircastle Ltd.	67	1,512
Alamo Group Inc.	8	491
Albany International Corp. - Class A	29	1,161
Allegiant Travel Co.	14	2,776
Altra Holdings Inc.	30	823
Ameresco Inc. - Class A (c)	19	139
American Railcar Industries Inc. (e)	10	517
American Science & Engineering Inc.	7	350
American Woodmark Corp. (c)	12	678
Ampco-Pittsburgh Corp.	9	153
Apogee Enterprises Inc.	30	1,308
Applied Industrial Technologies Inc.	44	1,976
ARC Document Solutions Inc. (c)	47	438
ARC Group Worldwide Inc. (c) (e)	3	17
ArcBest Corp.	28	1,066
Argan Inc.	13	486
Astec Industries Inc.	19	832
Astronics Corp. (c)	20	1,444
Atlas Air Worldwide Holdings Inc. (c)	26	1,128
AZZ Inc.	28	1,301
Baltic Trading Ltd.	51	75

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Barnes Group Inc.	57	2,293
Barracuda Networks Inc. (c)	8	318
Barrett Business Services Inc.	7	314
Beacon Roofing Supply Inc. (c)	51	1,607
Belden Inc.	46	4,275
Blount International Inc. (c)	49	636
Brady Corp. - Class A (e)	50	1,412
Briggs & Stratton Corp.	48	980
Brink’s Co.	50	1,392
Builders FirstSource Inc. (c)	51	340
CAI International Inc. (c)	19	474
Capstone Turbine Corp. (c) (e)	345	225
Casella Waste Systems Inc. - Class A (c) (e)	47	261
CBIZ Inc. (c)	48	449
CDI Corp.	18	254
Ceco Environmental Corp.	21	227
Celadon Group Inc.	23	617
Cenveo Inc. (c) (e)	69	147
Chart Industries Inc. (c)	31	1,104
Chase Corp.	7	300
CIRCOR International Inc.	19	1,051
Civeo Corp.	100	254
CLARCOR Inc.	53	3,488
Columbus Mckinnon Corp.	20	527
Comfort Systems USA Inc.	41	857
Commercial Vehicle Group Inc. (c)	25	158
Continental Building Products Inc. (c)	15	335
Corporate Executive Board Co.	35	2,823
Covisint Corp. (c) (e)	40	82
CRA International Inc. (c)	9	273
Cubic Corp.	22	1,162
Curtiss-Wright Corp.	50	3,732
Deluxe Corp.	52	3,632
DigitalGlobe Inc. (c)	79	2,688
Douglas Dynamics Inc.	22	502
Ducommun Inc. (c)	12	313
DXP Enterprises Inc. (c)	13	567
Dycom Industries Inc. (c)	35	1,728
Dynamic Materials Corp.	12	152
Echo Global Logistics Inc. (c)	23	639
EMCOR Group Inc.	70	3,273
Encore Wire Corp.	23	860
Energy Recovery Inc. (c) (e)	46	120
EnerNOC Inc. (c) (e)	30	336
EnerSys Inc.	46	2,970
Ennis Inc.	29	415
Enphase Energy Inc. (c) (e)	22	294
EnPro Industries Inc.	24	1,561
Erickson Inc. (c) (e)	3	14
ESCO Technologies Inc.	29	1,133
Esterline Technologies Corp. (c)	33	3,813
ExOne Co. (c) (e)	10	142
Exponent Inc.	14	1,210
Federal Signal Corp.	65	1,025
Forward Air Corp.	33	1,767
Franklin Covey Co. (c)	14	265
Franklin Electric Co. Inc.	50	1,898
FreightCar America Inc.	14	441
FTI Consulting Inc. (c)	43	1,594
FuelCell Energy Inc. (c) (e)	268	336
Furmanite Corp. (c)	39	308
G&K Services Inc. - Class A (e)	21	1,507
GenCorp Inc. (c)	62	1,442
Generac Holdings Inc. (c) (e)	72	3,510
General Cable Corp.	52	895
General Finance Corp. (c) (e)	12	94
Gibraltar Industries Inc. (c)	30	498
Global Brass & Copper Holdings Inc.	22	340
Global Power Equipment Group Inc.	19	255
Gorman-Rupp Co.	21	618
GP Strategies Corp. (c)	13	480
GrafTech International Ltd. (c)	131	511
Graham Corp.	11	271
Granite Construction Inc.	41	1,429
Great Lakes Dredge & Dock Corp. (c)	71	425
Greenbrier Cos. Inc. (e)	29	1,667
Griffon Corp.	41	711
H&E Equipment Services Inc.	35	868
Harsco Corp.	84	1,450
Hawaiian Holdings Inc. (c)	48	1,064
Healthcare Services Group Inc. (e)	73	2,360
Heartland Express Inc.	57	1,344
HEICO Corp.	70	4,255
Heidrick & Struggles International Inc.	18	438
Heritage-Crystal Clean Inc. (c)	11	125
Herman Miller Inc.	62	1,715
Hill International Inc. (c)	44	157
HNI Corp.	47	2,601
Houston Wire & Cable Co.	17	170
HUB Group Inc. - Class A (c)	38	1,505
Hurco Cos. Inc.	7	240
Huron Consulting Group Inc. (c)	25	1,623
Hyster-Yale Materials Handling Inc. - Class A	11	804
ICF International Inc. (c)	22	882
InnerWorkings Inc. (c) (e)	38	253
Insperity Inc.	24	1,232
Insteel Industries Inc.	21	444
Interface Inc.	69	1,438
International Shipholding Corp.	7	88
JetBlue Airways Corp. (c)	261	5,018
John Bean Technologies Corp.	32	1,141
Kadant Inc.	13	666
Kaman Corp. - Class A	28	1,207
Kelly Services Inc. - Class A	30	515
Keyw Holding Corp. (c) (e)	36	295
Kforce Inc.	27	597
Kimball International Inc. - Class B	37	386
Knight Transportation Inc.	62	2,012
Knoll Inc.	50	1,177
Korn/Ferry International	52	1,704
Kratos Defense & Security Solutions Inc. (c)	49	273
Layne Christensen Co. (c) (e)	22	112
LB Foster Co.	10	482
Lindsay Corp. (e)	13	961
LMI Aerospace Inc. (c) (e)	14	167
LSI Industries Inc.	20	165
Lydall Inc. (c) (e)	17	534
Manitex International Inc. (c) (e)	17	162
Marten Transport Ltd.	26	613
Masonite International Corp. (c)	31	2,066
MasTec Inc. (c)	72	1,391
Matson Inc.	45	1,890
McGrath RentCorp	28	913
Meritor Inc. (c)	102	1,282
Miller Industries Inc. (e)	11	280
Mistras Group Inc. (c)	18	347
Mobile Mini Inc.	49	2,080
Moog Inc. - Class A (c)	43	3,252
MSA Safety Inc.	31	1,534
Mueller Industries Inc.	59	2,139
Mueller Water Products Inc. - Class A	166	1,635
Multi-Color Corp.	14	954
MYR Group Inc. (c)	21	666
NACCO Industries Inc. - Class A	5	255
National Presto Industries Inc. (e)	5	345
Navigant Consulting Inc. (c)	52	680

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Navios Maritime Holdings Inc.	81	337
NCI Building Systems Inc. (c)	30	512
Neff Corp. (c)	10	107
NL Industries Inc. (c)	7	52
NN Inc.	17	434
Norcraft Cos. Inc. (c)	8	197
Nortek Inc. (c)	10	870
Northwest Pipe Co. (c)	11	263
Omega Flex Inc.	1	25
On Assignment Inc. (c)	57	2,177
Orion Marine Group Inc. (c)	28	245
P.A.M. Transportation Services (c)	3	195
Park-Ohio Holdings Corp.	10	533
Patrick Industries Inc. (c)	8	500
Patriot Transportation Holding Inc. (c) (e)	2	53
Paylocity Holding Corp. (c)	9	244
Pendrell Corp. (c)	184	239
Performant Financial Corp. (c)	36	121
PGT Inc. (c)	50	556
Plug Power Inc. (c) (e)	187	485
Ply Gem Holdings Inc. (c) (e)	26	334
Polypore International Inc. (c)	47	2,777
Powell Industries Inc.	10	341
Power Solutions International Inc. (c) (e)	5	301
PowerSecure International Inc. (c)	25	323
Preformed Line Products Co.	3	127
Primoris Services Corp.	39	668
Proto Labs Inc. (c) (e)	24	1,651
Quad/Graphics Inc. - Class A	31	720
Quality Distribution Inc. (c)	29	298
Quanex Building Products Corp.	35	689
Quest Resource Holding Corp. (c) (e)	13	16
Raven Industries Inc.	40	815
RBC Bearings Inc.	24	1,853
Republic Airways Holdings Inc. (c)	54	740
Resources Connection Inc.	42	733
Revolution Lighting Technologies Inc (c) (e)	26	29
Rexnord Corp. (c)	78	2,093
Roadrunner Transportation Systems Inc. (c)	29	722
RPX Corp. (c)	54	775
Rush Enterprises Inc. - Class A (c)	35	960
Safe Bulkers Inc.	40	142
Saia Inc. (c)	26	1,134
Scorpio Bulkers Inc. (c)	145	344
Seaboard Corp. (c) (e)	—	1,223
SIFCO Industries Inc.	3	58
Simpson Manufacturing Co. Inc.	43	1,609
SkyWest Inc.	52	758
SP Plus Corp. (c)	15	319
Sparton Corp. (c)	9	223
Standex International Corp.	14	1,152
Steelcase Inc. - Class A	86	1,632
Sterling Construction Co. Inc. (c)	24	111
Stock Building Supply Holdings Inc. (c)	15	274
Sun Hydraulics Corp.	24	1,008
Swift Transporation Co. - Class A (c)	89	2,313
TAL International Group Inc.	35	1,441
Taser International Inc. (c) (e)	56	1,351
TCP International Holdings Ltd. (c) (e)	11	19
Team Inc. (c)	21	809
Teledyne Technologies Inc. (c)	39	4,197
Tennant Co.	20	1,319
Tetra Tech Inc.	64	1,543
Textainer Group Holdings Ltd. (e)	24	728
Thermon Group Holdings Inc. (c)	32	779
Titan International Inc. (e)	47	443
Titan Machinery Inc. (c) (e)	20	262
Tremor Video Inc. (c)	37	87
Trex Co. Inc. (c)	35	1,910
TriMas Corp. (c)	47	1,449
TriNet Group Inc. (c)	16	568
TrueBlue Inc. (c)	46	1,118
Tutor Perini Corp. (c)	41	954
Twin Disc Inc.	9	167
Ultrapetrol Ltd. (c)	19	27
UniFirst Corp.	15	1,811
United Stationers Inc.	41	1,683
Universal Forest Products Inc.	22	1,210
Universal Truckload Services Inc.	9	225
US Ecology Inc.	22	1,113
USA Truck Inc. (c)	7	182
UTi Worldwide Inc. (c)	95	1,170
Viad Corp.	20	564
Vicor Corp. (c)	15	231
Virgin America Inc. (c) (e)	18	535
VSE Corp.	4	324
Wabash National Corp. (c)	71	1,003
WageWorks Inc. (c)	37	1,954
Watsco Inc.	27	3,400
Watts Water Technologies Inc. - Class A	30	1,634
Werner Enterprises Inc.	47	1,462
WESCO Aircraft Holdings Inc. (c)	54	830
West Corp.	40	1,350
Wix.com Ltd. (c)	14	278
Woodward Governor Co.	69	3,542
Xerium Technologies Inc. (c)	14	231
XPO Logistics Inc. (c) (e)	55	2,497
YRC Worldwide Inc. (c)	34	608
YuMe Inc. (c) (e)	27	141
		261,500
Information Technology - 17.1%
A10 Networks Inc. (c) (e)	13	56
ACI Worldwide Inc. (c)	119	2,577
Acxiom Corp. (c)	80	1,482
ADTRAN Inc.	58	1,089
Advanced Energy Industries Inc. (c)	43	1,091
Advent Software Inc.	54	2,372
Aerohive Networks Inc. (c) (e)	10	43
Agilysys Inc. (c)	15	149
Alliance Fiber Optic Products Inc.	14	235
Alpha & Omega Semiconductor Ltd. (c) (e)	27	244
Ambarella Inc. (c) (e)	30	2,278
Amber Road Inc. (c) (e)	9	84
American Software Inc. - Class A	26	269
Amkor Technology Inc. (c)	88	778
Angie’s List Inc. (c) (e)	44	260
Anixter International Inc. (c)	28	2,160
Applied Micro Circuits Corp. (c) (e)	83	424
Applied Optoelectronics Inc. (c) (e)	15	211
Aruba Networks Inc. (c)	112	2,735
Aspen Technology Inc. (c)	96	3,712
Audience Inc. (c) (e)	15	68
AVG Technologies NV (c)	36	778
Axcelis Technologies Inc. (c)	132	315
Badger Meter Inc.	16	942
Bankrate Inc. (c)	69	785
Bazaarvoice Inc. (c) (e)	53	298
Bel Fuse Inc. - Class B	10	198
Benchmark Electronics Inc. (c)	56	1,348
Benefitfocus Inc. (c) (e)	5	196
Black Box Corp.	18	381
Blackbaud Inc.	48	2,285
Blackhawk Network Holdings Inc. - Class A (c) (e)	54	1,945
Blucora Inc. (c)	46	632

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Borderfree Inc. (c)	6	37
Bottomline Technologies Inc. (c)	41	1,118
Brightcove Inc. (c)	29	211
BroadSoft Inc. (c)	30	988
Brooks Automation Inc.	68	789
Cabot Microelectronics Corp. (c)	25	1,252
CACI International Inc. - Class A (c)	25	2,207
CalAmp Corp. (c) (e)	39	626
Calix Inc. (c)	44	368
Callidus Software Inc. (c)	52	656
Carbonite Inc. (c)	19	270
Cardtronics Inc. (c)	46	1,744
Care.com Inc. (c) (e)	7	55
Cascade Microtech Inc. (c)	13	180
Cass Information Systems Inc.	11	644
Cavium Inc. (c)	55	3,921
Ceva Inc. (c)	21	439
ChannelAdvisor Corp. (c) (e)	21	207
Checkpoint Systems Inc.	45	492
Ciber Inc. (c)	72	297
Ciena Corp. (c)	110	2,119
Cinedigm Corp. (c) (e)	79	128
Cirrus Logic Inc. (c)	65	2,156
Clearfield Inc. (c) (e)	12	175
Cognex Corp. (c)	91	4,514
Coherent Inc. (c)	26	1,689
Cohu Inc.	29	319
CommVault Systems Inc. (c)	49	2,154
Computer Task Group Inc.	18	129
comScore Inc. (c)	36	1,851
Comtech Telecommunications Corp.	15	434
Comverse Inc. (c)	25	484
Constant Contact Inc. (c)	33	1,246
Control4 Corp. (c) (e)	12	142
Convergys Corp.	106	2,425
Cornerstone OnDemand Inc. (c)	55	1,600
Cray Inc. (c)	45	1,253
CSG Systems International Inc.	35	1,070
CTS Corp.	36	641
CUI Global Inc. (c) (e)	21	125
Cvent Inc. (c)	18	514
Cyan Inc. (c) (e)	29	116
Cypress Semiconductor Corp.	321	4,528
Daktronics Inc.	41	444
Datalink Corp. (c)	22	264
Dealertrack Technologies Inc. (c)	56	2,155
Demand Media Inc. (c)	8	46
Demandware Inc. (c)	31	1,909
Dice Holdings Inc. (c)	46	408
Digi International Inc. (c)	22	216
Digimarc Corp. (e)	6	130
Diodes Inc. (c)	38	1,080
Dot Hill Systems Corp. (c)	62	327
DSP Group Inc. (c)	20	239
DTS Inc. (c)	17	573
EarthLink Holdings Corp.	107	476
Eastman Kodak Co. (c) (e)	18	341
Ebix Inc. (e)	32	959
Electro Rent Corp.	16	179
Electro Scientific Industries Inc.	24	151
Electronics for Imaging Inc. (c)	49	2,030
Ellie Mae Inc. (c)	29	1,620
Emulex Corp. (c)	70	560
Endurance International Group Holdings Inc. (c) (e)	32	604
Engility Holdings Inc.	19	565
Entegris Inc. (c)	145	1,988
Entropic Communications Inc. (c)	101	299
Envestnet Inc. (c)	36	1,993
EPAM Systems Inc. (c)	37	2,280
EPIQ Systems Inc.	35	634
ePlus Inc. (c)	5	476
Euronet Worldwide Inc. (c)	53	3,132
EVERTEC Inc.	68	1,495
Everyday Health Inc. (c)	8	99
Exar Corp. (c)	38	387
ExlService Holdings Inc. (c)	36	1,335
Extreme Networks (c)	106	336
Fabrinet (c)	37	705
Fair Isaac Corp.	34	2,984
Fairchild Semiconductor International Inc. (c)	131	2,374
FARO Technologies Inc. (c)	19	1,162
FEI Co.	44	3,378
Finisar Corp. (c)	108	2,307
Five9 Inc. (c)	12	69
FleetMatics Group Plc (c) (e)	39	1,746
FormFactor Inc. (c)	61	541
Forrester Research Inc.	12	430
Gigamon Inc. (c)	24	512
Global Cash Access Holdings Inc. (c)	69	525
Globant SA (c)	7	146
Glu Mobile Inc. (c) (e)	95	477
Gogo Inc. (c) (e)	58	1,106
GrubHub Inc. (c)	9	412
GSI Group Inc. (c)	29	393
GTT Communications Inc. (c)	15	283
Guidance Software Inc. (c) (e)	17	93
Guidewire Software Inc. (c)	71	3,745
Hackett Group Inc.	26	232
Harmonic Inc. (c)	88	653
Heartland Payment Systems Inc.	37	1,751
Higher One Holdings Inc. (c)	30	72
HubSpot Inc. (c)	6	222
iGate Corp. (c) (e)	38	1,636
II-VI Inc. (c)	58	1,071
Immersion Corp. (c)	32	289
Imperva Inc. (c)	25	1,055
Imprivata Inc. (c) (e)	6	86
Infinera Corp. (c)	128	2,518
Infoblox Inc. (c)	59	1,412
Information Services Group Inc.	34	135
Inphi Corp. (c)	36	640
Insight Enterprises Inc. (c)	43	1,212
Integrated Device Technology Inc. (c)	140	2,798
Integrated Silicon Solutions Inc.	32	576
Interactive Intelligence Group (c) (e)	17	708
InterDigital Inc.	39	1,969
Internap Corp. (c)	60	618
Intersil Corp. - Class A	134	1,925
Intevac Inc. (c)	25	152
IntraLinks Holdings Inc. (c)	42	430
InvenSense Inc. (c) (e)	74	1,123
Itron Inc. (c)	41	1,495
Ixia (c)	64	778
IXYS Corp.	28	343
j2 Global Inc.	50	3,271
Jive Software Inc. (c)	43	223
Kemet Corp. (c)	45	185
Kimball Electronics Inc. (c)	28	390
Kofax Ltd. (c) (e)	73	804
Kopin Corp. (c)	79	277
KVH Industries Inc. (c)	18	274
Lattice Semiconductor Corp. (c)	127	803
Limelight Networks Inc. (c)	53	192
Lionbridge Technologies Inc. (c)	68	390
Liquidity Services Inc. (c)	26	255

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Littelfuse Inc.	24	2,338
LivePerson Inc. (c)	54	551
LogMeIn Inc. (c)	25	1,415
Loral Space & Communications Inc. (c)	15	1,014
Luxoft Holding Inc. - Class A (c)	8	427
M/A-COM Technology Solutions Holdings Inc. (c)	14	507
Manhattan Associates Inc. (c)	79	4,020
Mantech International Corp. - Class A	26	886
Marchex Inc. - Class B	26	106
Marin Software Inc. (c)	27	171
Marketo Inc. (c)	29	745
Mavenir Systems Inc. (c)	10	184
MAXIMUS Inc.	71	4,738
MaxLinear Inc. - Class A (c)	30	246
Maxwell Technologies Inc. (c) (e)	30	244
Mentor Graphics Corp.	101	2,432
Mercury Systems Inc. (c)	37	577
Mesa Laboratories Inc.	3	240
Methode Electronics Inc.	40	1,860
Micrel Inc.	45	680
Microsemi Corp. (c)	99	3,521
MicroStrategy Inc. - Class A (c)	9	1,600
Millennial Media Inc. (c) (e)	78	114
MKS Instruments Inc.	56	1,889
MobileIron Inc. (c) (e)	13	118
MODEL N Inc. (c)	20	242
ModusLink Global Solutions Inc. (c)	47	183
MoneyGram International Inc. (c)	31	265
Monolithic Power Systems Inc.	40	2,123
Monotype Imaging Holdings Inc.	41	1,342
Monster Worldwide Inc. (c) (e)	90	573
MTS Systems Corp.	16	1,189
Multi-Fineline Electronix Inc. (c)	12	221
Nanometrics Inc. (c)	26	440
NetGear Inc. (c)	36	1,181
NetScout Systems Inc. (c) (e)	38	1,665
NeuStar Inc. - Class A (c) (e)	61	1,508
Newport Corp. (c)	43	816
NIC Inc.	68	1,196
Nimble Storage Inc. (c) (e)	9	210
Numerex Corp. - Class A (c) (e)	17	195
NVE Corp.	5	319
Oclaro Inc. (c) (e)	97	192
Omnivision Technologies Inc. (c)	58	1,540
OPOWER Inc. (c) (e)	8	80
OSI Systems Inc. (c)	21	1,542
Park City Group Inc. (c) (e)	10	138
Park Electrochemical Corp.	23	500
ParkerVision Inc. (c) (e)	101	84
Paycom Software Inc. (c)	7	212
PC Connection Inc.	11	289
PDF Solutions Inc. (c)	32	578
Pegasystems Inc.	38	828
Perficient Inc. (c)	38	791
Pericom Semiconductor Corp.	23	362
Photronics Inc. (c)	70	593
Plantronics Inc.	44	2,355
Plexus Corp. (c)	37	1,521
PMC - Sierra Inc. (c)	181	1,678
Polycom Inc. (c)	144	1,932
Power Integrations Inc.	32	1,652
PRG-Schultz International Inc. (c)	28	113
Procera Networks Inc. (c) (e)	21	193
Progress Software Corp. (c)	53	1,453
Proofpoint Inc. (c)	39	2,289
PROS Holdings Inc. (c)	26	631
Q2 Holdings Inc. (c)	10	213
QAD Inc. - Class A	6	146
QLIK Technologies Inc. (c)	94	2,920
QLogic Corp. (c)	91	1,337
Qorvo Inc. (c)	151	11,996
Qualys Inc. (c)	21	968
Quantum Corp. (c)	241	386
QuickLogic Corp. (c) (e)	57	110
QuinStreet Inc. (c)	36	213
Rally Software Development Corp. (c)	26	408
Rambus Inc. (c)	118	1,489
RealD Inc. (c)	46	588
RealNetworks Inc. (c)	28	190
RealPage Inc. (c)	54	1,082
Reis Inc.	10	264
Rightside Group Ltd. (c) (e)	8	81
Rocket Fuel Inc. (c) (e)	19	174
Rofin-Sinar Technologies Inc. (c)	31	758
Rogers Corp. (c)	19	1,552
Rosetta Stone Inc. (c)	22	171
Rubicon Project Inc. (c)	8	144
Rubicon Technology Inc. (c) (e)	18	72
Ruckus Wireless Inc. (c)	67	862
Rudolph Technologies Inc. (c)	37	407
Sanmina Corp. (c)	86	2,079
Sapiens International Corp. NV (c)	22	180
ScanSource Inc. (c)	30	1,203
Science Applications International Corp.	42	2,133
SciQuest Inc. (c)	27	457
SeaChange International Inc. (c)	34	266
Semtech Corp. (c)	70	1,870
ServiceSource International Inc. (c) (e)	84	260
ShoreTel Inc. (c)	66	450
Silicon Graphics International Corp. (c) (e)	32	280
Silicon Laboratories Inc. (c)	45	2,305
Silver Spring Networks Inc. (c) (e)	36	320
Sonus Networks Inc. (c)	50	392
Speed Commerce Inc. (c) (e)	55	35
SPS Commerce Inc. (c)	17	1,129
SS&C Technologies Holdings Inc.	71	4,448
Stamps.com Inc. (c)	15	983
Super Micro Computer Inc. (c)	36	1,192
Sykes Enterprises Inc. (c)	43	1,068
Synaptics Inc. (c) (e)	38	3,066
Synchronoss Technologies Inc. (c)	37	1,746
SYNNEX Corp.	30	2,300
Syntel Inc. (c)	32	1,673
Take-Two Interactive Software Inc. (c)	87	2,219
Tangoe Inc. (c)	41	564
TechTarget Inc. (c)	21	238
TeleCommunication Systems Inc. - Class A (c)	64	244
TeleNav Inc. (c)	29	230
TeleTech Holdings Inc.	19	478
Tessco Technologies Inc.	7	169
Tessera Technologies Inc.	56	2,251
Textura Corp. (c) (e)	18	498
TiVo Inc. (c)	106	1,125
Travelzoo Inc. (c)	8	74
TrueCar Inc. (c) (e)	8	141
TTM Technologies Inc. (c) (e)	58	523
TubeMogul Inc. (c) (e)	6	79
Tyler Technologies Inc. (c)	35	4,170
Ubiquiti Networks Inc. (e)	33	978
Ultimate Software Group Inc. (c)	30	5,052
Ultra Clean Holdings Inc. (c)	26	186
Ultratech Inc. (c)	31	545
Unisys Corp. (c)	53	1,233
Universal Display Corp. (c) (e)	42	1,977
Unwired Planet Inc. (c) (e)	97	56

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Varonis Systems Inc. (c)	6	149
VASCO Data Security International Inc. (c) (e)	33	712
Veeco Instruments Inc. (c)	44	1,342
Verint Systems Inc. (c)	63	3,880
ViaSat Inc. (c)	43	2,579
Viasystems Group Inc. (c)	2	42
Violin Memory Inc. (c) (e)	83	313
VirnetX Holding Corp. (c) (e)	44	265
Virtusa Corp. (c)	27	1,117
Vishay Precision Group Inc. (c)	13	206
Vitesse Semiconductor Corp. (c)	52	276
Vringo Inc. (c) (e)	82	54
Web.com Group Inc. (c)	53	1,012
WebMD Health Corp. - Class A (c)	40	1,771
WEX Inc. (c)	41	4,360
Xcerra Corp. (c)	55	490
XO Group Inc. (c)	30	536
Xoom Corp. (c) (e)	30	444
Yodlee Inc. (c)	7	91
Zendesk Inc. (c)	12	262
Zixit Corp. (c)	63	246
		330,194
MATERIALS - 4.4%
A. Schulman Inc.	30	1,464
AEP Industries Inc. (c)	5	271
AK Steel Holding Corp. (c) (e)	179	801
AM Castle & Co. (c) (e)	20	73
American Vanguard Corp. (e)	30	314
Axiall Corp.	73	3,436
Balchem Corp.	32	1,756
Berry Plastics Group Inc. (c)	94	3,407
Boise Cascade Co. (c)	41	1,537
Calgon Carbon Corp.	59	1,251
Century Aluminum Co. (c)	56	779
Chemtura Corp. (c) (e)	76	2,071
Clearwater Paper Corp. (c)	21	1,387
Coeur d’Alene Mines Corp. (c) (e)	102	482
Commercial Metals Co.	123	1,988
Deltic Timber Corp.	12	817
Ferro Corp. (c)	80	1,000
Flotek Industries Inc. (c) (e)	55	805
FutureFuel Corp.	24	245
Globe Specialty Metals Inc.	71	1,338
Gold Resource Corp. (e)	38	120
Graphic Packaging Holding Co.	343	4,985
Handy & Harman Ltd. (c)	4	149
Hawkins Inc.	10	392
Haynes International Inc. (e)	12	548
HB Fuller Co.	52	2,244
Headwaters Inc. (c)	80	1,468
Hecla Mining Co.	382	1,137
Horsehead Holding Corp. (c) (e)	57	716
Innophos Holdings Inc.	24	1,357
Innospec Inc.	27	1,233
Intrepid Potash Inc. (c) (e)	62	717
Kaiser Aluminum Corp.	19	1,443
KapStone Paper and Packaging Corp.	88	2,906
KMG Chemicals Inc.	9	231
Koppers Holdings Inc. (e)	24	463
Kraton Performance Polymers Inc. (c)	36	720
Kronos Worldwide Inc.	21	269
Landec Corp. (c)	29	410
Louisiana-Pacific Corp. (c)	148	2,435
LSB Industries Inc. (c)	21	865
Marrone Bio Innovations Inc. (c) (e)	27	104
Materion Corp.	23	877
Minerals Technologies Inc.	36	2,636
Molycorp Inc. (c) (e)	227	88
Myers Industries Inc.	26	449
Neenah Paper Inc.	17	1,070
Noranda Aluminium Holding Corp.	50	148
Olin Corp.	83	2,646
Olympic Steel Inc.	9	125
OM Group Inc.	35	1,053
Omnova Solutions Inc. (c)	46	392
P.H. Glatfelter Co.	47	1,296
PolyOne Corp.	93	3,485
Quaker Chemical Corp.	14	1,176
Resolute Forest Products (c)	68	1,167
RTI International Metals Inc. (c)	32	1,144
Ryerson Holding Corp. (c)	11	72
Schnitzer Steel Industries Inc. - Class A	28	451
Schweitzer-Mauduit International Inc.	32	1,462
Senomyx Inc. (c) (e)	43	191
Sensient Technologies Corp.	52	3,567
Stepan Co.	21	861
Stillwater Mining Co. (c)	125	1,613
SunCoke Energy Inc.	69	1,027
Trecora Resources (c) (e)	22	266
Tredegar Corp.	27	542
Trinseo SA (c) (e)	12	235
Tronox Ltd. - Class A	68	1,382
UFP Technologies Inc. (c)	5	112
United States Lime & Minerals Inc.	2	117
Universal Stainless & Alloy Products Inc. (c)	8	214
US Concrete Inc. (c) (e)	16	547
US Silica Holdings Inc. (e)	56	1,996
Walter Industries Inc. (e)	65	41
Wausau Paper Corp.	45	431
Worthington Industries Inc.	54	1,426
Zep Inc.	26	437
		84,876
TELECOMMUNICATION SERVICES - 0.7%
8x8 Inc. (c)	99	831
Atlantic Tele-Network Inc.	10	697
Boingo Wireless Inc. (c)	19	146
Cincinnati Bell Inc. (c)	228	804
Cogent Communications Holdings Inc.	49	1,716
Consolidated Communications Holdings Inc.	52	1,067
Fairpoint Communications Inc. (c)	20	351
General Communication Inc. - Class A (c)	36	560
Globalstar Inc. (c) (e)	284	947
Hawaiian Telcom Holdco Inc. (c) (e)	10	257
IDT Corp. - Class B	18	313
inContact Inc. (c)	61	669
Inteliquent Inc.	37	577
Intelsat SA (c) (e)	28	334
Iridium Communications Inc. (c) (e)	83	804
Leap Wireless International Inc. (c) (f)	61	154
Lumos Networks Corp.	22	338
magicJack VocalTec Ltd. (c) (e)	22	153
NTELOS Holdings Corp.	18	84
ORBCOMM Inc. (c)	58	344
Premiere Global Services Inc. (c)	47	452
RingCentral Inc. - Class A (c)	29	443
Shenandoah Telecommunications Co.	24	762
Spok Holdings Inc.	23	438
Vonage Holdings Corp. (c)	179	880
		14,121
UTILITIES - 3.5%
Abengoa Yield Plc (e)	32	1,078
Allete Inc.	47	2,454
American States Water Co.	40	1,612

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Artesian Resources Corp. - Class A	8	176
Atlantic Power Corp. (e)	130	364
Avista Corp.	63	2,148
Black Hills Corp.	47	2,353
California Water Service Group	50	1,217
Chesapeake Utilities Corp.	15	745
Cleco Corp.	63	3,446
Connecticut Water Services Inc.	12	447
Dynegy Inc. (c)	129	4,045
El Paso Electric Co.	42	1,623
Empire District Electric Co.	45	1,113
IDACORP Inc.	53	3,311
Laclede Group Inc.	45	2,308
MGE Energy Inc.	36	1,600
Middlesex Water Co.	18	411
New Jersey Resources Corp.	88	2,738
Northwest Natural Gas Co.	30	1,416
NorthWestern Corp.	49	2,639
NRG Yield Inc. - Class A (e)	25	1,255
ONE Gas Inc.	54	2,348
Ormat Technologies Inc.	36	1,378
Otter Tail Corp.	40	1,280
Pattern Energy Group Inc. - Class A	48	1,362
Piedmont Natural Gas Co. Inc.	82	3,010
PNM Resources Inc.	83	2,431
Portland General Electric Co.	82	3,034
SJW Corp.	17	538
South Jersey Industries Inc.	34	1,868
Southwest Gas Corp.	49	2,830
Spark Energy Inc. - Class A	4	60
TerraForm Power Inc. - Class A	31	1,126
UIL Holdings Corp.	59	3,041
Unitil Corp.	14	475
WGL Holdings Inc.	54	3,063
York Water Co.	12	293
		66,636
Total Common Stocks (cost $1,456,496)		1,901,241

RIGHTS - 0.0%
Furiex Pharmaceuticals Inc. (c) (f)	8	74
Trius Therapeutics Inc. (c) (f)	8	—
Total Rights (cost $74)		74

WARRANTS - 0.0%
Magnum Hunter Resources Corp. (c) (e) (f)	19	—
Total Warrants (cost $0)		—

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (e) (f) (u)	19	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 12.6%
Investment Company - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	21,238	21,238

Securities Lending Collateral - 11.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	219,813	219,813

Treasury Securities - 0.1%
U.S. Treasury Bill
0.01%, 06/04/15 (o)	$330	330
0.08%, 09/17/15 (o)	585	585
		915
Total Short Term Investments (cost $241,966)		241,966
Total Investments - 111.3% (cost $1,698,536)		2,143,281
Other Assets and Liabilities, Net - (11.3%)		(217,699)
Total Net Assets - 100.0%		$1,925,582

JNL/Mellon Capital International Index Fund

COMMON STOCKS - 98.0%
AUSTRALIA - 7.2%
AGL Energy Ltd.	117	$1,354
ALS Ltd. (e)	67	253
Alumina Ltd.	442	538
Amcor Ltd.	216	2,305
AMP Ltd.	535	2,613
APA Group	195	1,338
Asciano Group	165	795
ASX Ltd.	33	1,039
Aurizon Holdings Ltd.	372	1,371
AusNet Services (e)	350	388
Australia & New Zealand Banking Group Ltd.	488	13,577
Bank of Queensland Ltd.	68	709
Bendigo and Adelaide Bank Ltd. (e)	78	746
BHP Billiton Ltd.	569	13,215
Boral Ltd.	150	729
Brambles Ltd.	274	2,393
Caltex Australia Ltd.	26	685
Coca-Cola Amatil Ltd.	100	818
Cochlear Ltd.	10	658
Commonwealth Bank of Australia	287	20,380
Computershare Ltd.	84	812
Crown Resorts Ltd.	67	683
CSL Ltd.	85	5,961
Dexus Property Group	154	887
Federation Centres Ltd.	265	611
Flight Centre Travel Group Ltd. (e)	10	314
Fortescue Metals Group Ltd. (e)	269	398
Goodman Group	303	1,459
GPT Group	315	1,096
Harvey Norman Holdings Ltd. (e)	87	293
Healthscope Ltd.	191	443
Iluka Resources Ltd.	72	461
Incitec Pivot Ltd.	310	957
Insurance Australia Group Ltd.	412	1,905
Leighton Holdings Ltd.	18	291
Lend Lease Corp. Ltd.	102	1,288
Macquarie Group Ltd.	52	3,041
Medibank Private Ltd. (c)	481	848
Mirvac Group	627	958
National Australia Bank Ltd.	419	12,261
Newcrest Mining Ltd. (c)	141	1,427
Novion Property Group	379	722
Orica Ltd. (e)	64	971
Origin Energy Ltd.	192	1,646
Platinum Asset Management Ltd.	39	234
Qantas Airways Ltd. (c)	80	191
QBE Insurance Group Ltd.	239	2,358
Ramsay Health Care Ltd. (e)	25	1,251
REA Group Ltd.	9	314
Rio Tinto Ltd.	79	3,402
Santos Ltd. (e)	169	913
Scentre Group	962	2,733
Seek Ltd. (e)	58	752

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Sonic Health Care Ltd.	71	1,101
Stockland	431	1,472
Suncorp Group Ltd.	233	2,385
Sydney Airport	194	762
Tabcorp Holdings Ltd.	142	510
Tatts Group Ltd.	275	832
Telstra Corp. Ltd.	772	3,705
Toll Holdings Ltd.	117	787
TPG Telecom Ltd.	48	332
Transurban Group	319	2,313
Treasury Wine Estates Ltd.	113	439
Wesfarmers Ltd.	198	6,622
Westfield Corp.	357	2,586
Westpac Banking Corp. (e)	551	16,461
Woodside Petroleum Ltd.	132	3,446
Woolworths Ltd. (e)	226	5,068
WorleyParsons Ltd. (e)	34	246
		166,852
AUSTRIA - 0.2%
Andritz AG (e)	14	821
Erste Group Bank AG	49	1,203
IMMOFINANZ AG (c)	170	499
OMV AG	27	749
Raiffeisen International Bank Holding AG	20	282
Vienna Insurance Group AG Wiener Versicherung Gruppe	7	327
Voestalpine AG	21	755
		4,636
BELGIUM - 1.3%
Ageas	41	1,460
Anheuser-Busch InBev NV	142	17,402
Belgacom SA	27	950
Colruyt SA	13	587
Delhaize Group	19	1,693
Groupe Bruxelles Lambert SA	15	1,215
Groupe Bruxelles Lambert SA VVPR Strip (c) (f)	—	—
KBC Groep NV	45	2,801
Solvay SA	10	1,510
Telenet Group Holding NV (c)	8	457
UCB SA	22	1,607
Umicore	18	750
		30,432
DENMARK - 1.6%
A P Moller - Maersk A/S - Class A	1	1,369
A P Moller - Maersk A/S - Class B	1	2,642
Carlsberg A/S - Class B	19	1,580
Coloplast A/S	20	1,522
Danske Bank A/S	118	3,119
DSV A/S	32	1,007
ISS A/S	20	637
Novo Nordisk A/S	356	18,979
Novozymes A/S - Class B	44	1,988
Pandora A/S	21	1,925
TDC A/S	147	1,056
TrygVesta A/S	4	440
Vestas Wind Systems A/S	41	1,687
William Demant Holding A/S (c)	3	290
		38,241
FINLAND - 0.9%
Elisa Oyj (e)	24	593
Fortum Oyj (e)	77	1,614
Kone Oyj - Class B (e)	56	2,469
Metso Oyj (e)	19	545
Neste Oil Oyj	25	649
Nokia Oyj	673	5,132
Nokian Renkaat Oyj (e)	20	601
Orion Oyj - Class B (e)	17	480
Sampo Oyj - Class A	81	4,062
Stora Enso Oyj	96	983
UPM-Kymmene Oyj	93	1,810
Wartsila Oyj Abp	26	1,157
		20,095
FRANCE - 9.1%
Accor SA	37	1,942
Aeroports de Paris	5	658
Air Liquide	61	7,839
Alcatel-Lucent (c)	498	1,874
Alstom SA (c)	37	1,144
Arkema SA	11	881
Atos Origin SA	14	956
AXA SA	321	8,080
BNP Paribas	187	11,401
Bollore SA	155	824
Bouygues SA	29	1,157
Bureau Veritas SA	41	879
Cap Gemini SA	25	2,084
Carrefour SA	98	3,271
Casino Guichard Perrachon SA	10	875
Christian Dior SE	9	1,783
Cie de Saint-Gobain	79	3,464
Cie Generale d’Optique Essilor International SA	37	4,225
CNP Assurances SA	28	483
Compagnie Generale des Etablissements Michelin	33	3,299
Credit Agricole SA	187	2,743
Danone SA	102	6,895
Dassault Systemes SA	23	1,561
Edenred	35	885
Electricite de France SA	44	1,063
Eurazeo	7	499
Eutelsat Communications Group SA	26	858
Fonciere Des Regions	6	562
GDF Suez	260	5,133
Gecina SA	5	662
Groupe Eurotunnel SE	82	1,181
Hermes International SCA	5	1,619
Icade SA	7	627
Iliad SA	4	1,045
Imerys SA	7	488
JC Decaux SA	12	415
Kering SA	14	2,675
Klepierre	31	1,516
L’Oreal SA	44	8,180
Lafarge SA	33	2,165
Lagardere SCA	20	590
Legrand SA	48	2,596
LVMH Moet Hennessy Louis Vuitton SE	49	8,686
Natixis	164	1,231
Numericable SFR (c)	17	927
Orange SA	327	5,247
Pernod-Ricard SA	38	4,520
Peugeot SA (c)	68	1,144
Publicis Groupe SA	34	2,604
Remy Cointreau SA (e)	4	295
Renault SA	35	3,161
Rexel SA	47	890
Safran SA	52	3,640
Sanofi SA	212	20,902
Schneider Electric SA	93	7,217
SCOR SE	27	895

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Societe BIC SA	5	669
Societe Generale	128	6,170
Sodexo SA	16	1,594
Suez Environnement SA	55	947
Technip SA	18	1,081
Thales SA	16	873
Total SA	379	18,852
Unibail-Rodamco SE (e)	18	4,763
Valeo SA	14	2,034
Vallourec SA	19	471
Veolia Environnement	76	1,436
Vinci SA	85	4,835
Vivendi SA	218	5,415
Wendel SA	6	695
Zodiac Aerospace	32	1,056
		213,327
GERMANY - 8.7%
Adidas AG	37	2,918
Allianz SE	81	14,047
Axel Springer SE	8	465
BASF SE	163	16,103
Bayer AG	147	21,929
Bayerische Motoren Werke AG	58	7,281
Beiersdorf AG (e)	17	1,513
Brenntag AG	27	1,599
Celesio AG	8	246
Commerzbank AG (c)	172	2,363
Continental AG	20	4,664
Daimler AG (e)	171	16,378
Deutsche Annington Immobilien SE	62	2,075
Deutsche Bank AG	244	8,446
Deutsche Boerse AG	34	2,803
Deutsche Lufthansa AG	39	546
Deutsche Post AG	174	5,417
Deutsche Telekom AG	561	10,270
Deutsche Wohnen AG	51	1,306
E.ON SE	359	5,344
Fraport AG Frankfurt Airport Services Worldwide	7	412
Fresenius Medical Care AG & Co. KGaA	39	3,259
Fresenius SE	67	3,971
GEA Group AG	32	1,521
Hannover Rueck SE	10	1,066
HeidelbergCement AG	26	2,029
Henkel AG & Co. KGaA	21	2,125
Hugo Boss AG	12	1,467
Infineon Technologies AG	197	2,342
K+S AG	31	1,012
Kabel Deutschland Holding AG (c)	4	474
Lanxess AG	17	903
Linde AG (e)	33	6,667
Man SE	7	701
Merck KGaA	23	2,589
Metro AG	28	959
Muenchener Rueckversicherungs AG	31	6,558
OSRAM Licht AG	15	752
ProSiebenSat.1 Media AG	38	1,861
RTL Group SA	6	606
RWE AG	87	2,211
SAP AG	163	11,783
Siemens AG	140	15,186
Symrise AG	23	1,430
Telefonica Deutschland Holding AG	111	640
ThyssenKrupp AG	82	2,152
United Internet AG	22	986
Volkswagen AG	5	1,375
		202,750
GUERNSEY - 0.1%
Friends Life Group Ltd.	246	1,508

HONG KONG - 3.1%
AIA Group Ltd.	2,132	13,388
ASM Pacific Technology Ltd.	44	453
Bank of East Asia Ltd. (e)	217	863
BOC Hong Kong Holdings Ltd.	662	2,362
Cathay Pacific Airways Ltd.	229	530
Cheung Kong Infrastructure Holdings Ltd.	108	928
CK Hutchison Holdings Ltd.	254	5,203
CLP Holdings Ltd.	332	2,901
Experian Plc	179	2,961
First Pacific Co. Ltd.	410	409
Galaxy Entertainment Group Ltd.	423	1,920
Hang Lung Properties Ltd.	389	1,093
Hang Seng Bank Ltd.	137	2,476
Henderson Land Development Co. Ltd.	183	1,289
HKT Trust	504	650
Hong Kong & China Gas Co. Ltd.	1,102	2,552
Hong Kong Exchanges & Clearing Ltd.	199	4,888
Hongkong Electric Holdings Ltd.	243	2,475
Hutchison Whampoa Ltd.	376	5,218
Hysan Development Co. Ltd.	110	482
Kerry Properties Ltd.	109	377
Li & Fung Ltd.	1,012	988
Link REIT	418	2,579
MGM China Holdings Ltd.	175	329
MTR Corp.	269	1,280
New World Development Ltd.	907	1,051
NWS Holdings Ltd.	291	485
PCCW Ltd.	772	472
Shangri-La Asia Ltd.	162	222
Sino Land Co.	579	944
SJM Holdings Ltd. (e)	328	428
Sun Hung Kai Properties Ltd.	298	4,595
Swire Pacific Ltd.	116	1,572
Swire Properties Ltd.	199	647
Techtronic Industries Co.	236	796
WH Group Ltd. (c) (e)	620	353
Wharf Holdings Ltd.	265	1,853
Wheelock & Co. Ltd.	154	787
Yue Yuen Industrial Holdings Ltd.	124	438
		73,237
IRELAND - 0.4%
Anglo Irish Bank Corp. Plc (f)	34	—
CRH Plc	145	3,798
James Hardie Industries SE - CDI	83	959
Kerry Group Plc	28	1,862
Ryanair Holdings Plc	2	22
The Governor & Co. of the Bank of Ireland (c)	5,007	1,910
		8,551
ISRAEL - 0.6%
Bank Hapoalim BM	178	857
Bank Leumi Le-Israel BM (c) (e)	247	917
Bezeq Israeli Telecommunication Corp. Ltd.	343	639
Delek Group Ltd.	1	233
Israel Chemicals Ltd.	75	532
Israel Corp. Ltd.	1	192
Mizrahi Tefahot Bank Ltd.	19	194
NICE Systems Ltd.	10	582
Teva Pharmaceutical Industries Ltd.	152	9,512
		13,658
ITALY - 2.1%
Assicurazioni Generali SpA	205	4,036

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Atlantia SpA	72	1,900
Banca Monte dei Paschi di Siena SpA (c) (e)	758	503
Banco Popolare SC (c)	63	985
CNH Industrial NV	173	1,415
Enel Green Power SpA	300	559
Enel SpA	1,183	5,346
ENI SpA (e)	449	7,777
Exor SpA	19	847
Finmeccanica SpA (c)	76	900
Intesa Sanpaolo SpA	2,239	7,598
Luxottica Group SpA	29	1,862
Mediobanca SpA	112	1,075
Pirelli & C. SpA	43	714
Prysmian SpA	35	712
Saipem SpA (c) (e)	47	480
Snam Rete Gas SpA	365	1,770
Telecom Italia SpA (c) (e)	1,836	2,150
Terna Rete Elettrica Nazionale SpA (e)	262	1,156
UniCredit SpA	791	5,362
Unione di Banche Italiane SCPA	147	1,145
UnipolSai SpA	154	449
		48,741
JAPAN - 22.0%
ABC-Mart Inc. (e)	4	240
Acom Co. Ltd. (c) (e)	59	206
Advantest Corp. (e)	32	401
AEON Co. Ltd. (e)	117	1,283
AEON Credit Service Co. Ltd. (e)	19	485
AEON Mall Co. Ltd.	20	399
Air Water Inc.	30	536
Aisin Seiki Co. Ltd. (e)	35	1,262
Ajinomoto Co. Inc.	102	2,238
Alfresa Holdings Corp. (e)	33	468
Amada Holdings Co. NPV	65	626
ANA Holdings Inc.	214	573
Aozora Bank Ltd. (e)	212	750
Asahi Breweries Ltd.	70	2,223
Asahi Glass Co. Ltd.	187	1,225
Asahi Kasei Corp.	220	2,101
Asics Corp. (e)	29	795
Astellas Pharma Inc.	379	6,206
Bank of Kyoto Ltd. (e)	61	639
Bank of Yokohama Ltd. (e)	200	1,171
Benesse Corp. (e)	13	409
Bridgestone Corp.	115	4,585
Brother Industries Ltd. (e)	43	675
Calbee Inc. (e)	14	590
Canon Inc.	200	7,080
Casio Computer Co. Ltd. (e)	34	644
Central Japan Railway Co.	25	4,590
China Bank Ltd.	127	931
Chiyoda Corp. (e)	32	273
Chubu Electric Power Co. Inc.	118	1,412
Chugai Pharmaceutical Co. Ltd.	41	1,297
Chugoku Bank Ltd.	26	388
Chugoku Electric Power Co. Inc. (e)	51	666
Chuo Mitsui Trust Holdings Inc. (e)	580	2,409
Citizen Holdings Co. Ltd.	54	414
COLOPL Inc. (e)	8	181
Credit Saison Co. Ltd.	28	502
Dai Nippon Printing Co. Ltd.	105	1,020
Dai-Ichi Life Insurance Co. Ltd.	195	2,824
Daicel Chemical Industries Ltd.	46	544
Daihatsu Motor Co. Ltd. (e)	34	520
Daiichi Sankyo Co. Ltd. (e)	111	1,762
Daikin Industries Ltd.	41	2,741
Dainippon Sumitomo Pharma Co. Ltd. (e)	28	328
Daito Trust Construction Co. Ltd. (e)	13	1,474
Daiwa House Industry Co. Ltd.	104	2,042
Daiwa Securities Group Inc.	290	2,283
Denso Corp.	86	3,898
Dentsu Inc. (e)	38	1,626
Don Quijote Holdings Co. Ltd.	11	919
East Japan Railway Co.	60	4,823
Eisai Co. Ltd. (e)	46	3,258
Electric Power Development Co. Ltd.	19	647
FamilyMart Co. Ltd. (e)	12	490
Fanuc Ltd.	34	7,379
Fast Retailing Co. Ltd.	9	3,635
Fuji Electric Holdings Co. Ltd.	114	538
Fuji Heavy Industries Ltd.	104	3,466
FUJIFILM Holdings Corp.	83	2,942
Fujitsu Ltd. (e)	325	2,216
Fukuoka Financial Group Inc. (e)	129	663
GungHo Online Entertainment Inc.	60	236
Gunma Bank Ltd. (e)	67	453
Hachijuni Bank Ltd. (e)	71	503
Hakuhodo DY Holdings Inc.	38	403
Hamamatsu Photonics KK (e)	25	760
Hankyu Hanshin Holdings Inc.	213	1,316
Hikari Tsushin Inc.	3	188
Hino Motors Ltd. (e)	44	626
Hirose Electric Co. Ltd. (e)	5	689
Hiroshima Bank Ltd. (e)	97	523
Hisamitsu Pharmaceutical Co. Inc.	10	419
Hitachi Chemical Co. Ltd.	22	460
Hitachi Construction Machinery Co. Ltd. (e)	16	286
Hitachi High-Technologies Corp.	13	399
Hitachi Ltd.	867	5,921
Hitachi Metals Ltd.	41	628
Hokuhoku Financial Group Inc.	232	517
Hokuriku Electric Power Co. (e)	35	463
Honda Motor Co. Ltd. (e)	288	9,411
Hoya Corp.	75	2,991
Hulic Co. Ltd.	44	497
Ibiden Co. Ltd.	24	396
Idemitsu Kosan Co. Ltd. (e)	16	287
IHI Corp. (e)	247	1,155
Iida Group Holdings Co. Ltd. (e)	31	392
INPEX Corp.	152	1,677
Isetan Mitsukoshi Holdings Ltd. (e)	57	944
Isuzu Motors Ltd.	108	1,433
ITOCHU Corp. (e)	277	2,997
Itochu Techno-Solutions Corp. (e)	7	141
Iyo Bank Ltd.	40	473
J. Front Retailing Co. Ltd. (e)	43	669
Japan Airlines Co. Ltd.	21	666
Japan Display Inc. (c) (e)	62	221
Japan Exchange Group Inc. (e)	48	1,398
Japan Prime Realty Investment Corp.	—	513
Japan Real Estate Investment Corp. (e)	—	1,035
Japan Retail Fund Investment Corp.	—	813
Japan Tobacco Inc.	198	6,247
JFE Holdings Inc.	86	1,904
JGC Corp. (e)	36	715
Joyo Bank Ltd. (e)	108	555
JSR Corp.	30	514
JTEKT Corp.	34	529
JX Holdings Inc. (e)	402	1,548
Kajima Corp. (e)	156	723
Kakaku.com Inc (e)	24	398
Kamigumi Co. Ltd. (e)	48	453
Kaneka Corp. (e)	42	295
Kansai Electric Power Co. Inc. (c) (e)	130	1,242
Kansai Paint Co. Ltd. (e)	42	764

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Kao Corp.	93	4,644
Kawasaki Heavy Industries Ltd.	262	1,322
KDDI Corp. (e)	309	6,974
Keihan Electric Railway Co. Ltd. (e)	86	523
Keihin Electric Express Railway Co. Ltd. (e)	79	631
Keio Corp. (e)	98	768
Keisei Electric Railway Co. Ltd. (e)	50	621
Keyence Corp.	8	4,395
Kikkoman Corp. (e)	26	824
Kintetsu Group Holdings NPV (e)	312	1,145
Kirin Holdings Co. Ltd.	149	1,956
Kobe Steel Ltd.	528	974
Koito Manufacturing Co. Ltd. (e)	19	559
Komatsu Ltd. (e)	168	3,297
Konami Corp. (e)	20	382
Konica Minolta Holdings Inc.	83	841
Kubota Corp.	197	3,112
Kuraray Co. Ltd.	58	787
Kurita Water Industries Ltd.	17	413
Kyocera Corp. (e)	57	3,099
Kyowa Hakko Kirin Co. Ltd.	40	518
Kyushu Electric Power Co. Inc. (c) (e)	80	775
Lawson Inc.	11	776
LIXIL Group Corp. (e)	49	1,167
M3 Inc.	37	781
Mabuchi Motor Co. Ltd.	8	423
Makita Corp. (e)	21	1,062
Marubeni Corp.	295	1,706
Marui Group Co. Ltd. (e)	45	514
Maruichi Steel Tube Ltd. (e)	7	173
Mazda Motor Corp.	96	1,949
McDonald’s Holdings Co. Japan Ltd. (e)	10	224
Medipal Holdings Corp.	21	279
MEIJI Holdings Co. Ltd.	11	1,340
Minebea Co. Ltd.	54	849
Miraca Holdings Inc.	11	510
Mitsubishi Chemical Holdings Corp.	251	1,456
Mitsubishi Corp. (e)	243	4,885
Mitsubishi Electric Corp.	340	4,036
Mitsubishi Estate Co. Ltd.	225	5,216
Mitsubishi Gas Chemical Co. Inc. (e)	72	354
Mitsubishi Heavy Industries Ltd.	538	2,960
Mitsubishi Logistics Corp. (e)	20	311
Mitsubishi Materials Corp.	198	665
Mitsubishi Motors Corp. (e)	110	993
Mitsubishi Tanabe Pharma Corp. (e)	42	714
Mitsubishi UFJ Financial Group Inc.	2,258	13,985
Mitsubishi UFJ Lease & Finance Co. Ltd.	78	386
Mitsui & Co. Ltd. (e)	307	4,114
Mitsui Chemicals Inc. (e)	128	410
Mitsui Fudosan Co. Ltd.	169	4,963
Mitsui OSK Lines Ltd. (e)	188	638
Mixi Inc. (e)	6	255
Mizuho Financial Group Inc. (e)	4,096	7,198
MS&AD Insurance Group Holdings	91	2,534
Murata Manufacturing Co. Ltd. (e)	36	4,903
Nabtesco Corp. (e)	20	578
Nagoya Railroad Co. Ltd. (e)	144	575
Namco Bandai Holdings Inc.	33	642
NEC Corp. (e)	477	1,401
Nexon Co. Ltd.	29	313
NGK Insulators Ltd. (e)	45	959
NGK Spark Plug Co. Ltd. (e)	32	859
NH Foods Ltd.	29	668
NHK Spring Co. Ltd.	31	323
Nidec Corp. (e)	39	2,615
Nikon Corp. (e)	61	817
Nintendo Co. Ltd. (e)	19	2,773
Nippon Building Fund Inc.	—	1,199
Nippon Electric Glass Co. Ltd. (e)	85	415
Nippon Express Co. Ltd.	142	793
Nippon Paint Holdings Co. Ltd. (e)	25	914
Nippon Prologis REIT Inc.	—	583
Nippon Steel Corp.	1,335	3,357
Nippon Telegraph & Telephone Corp.	68	4,172
Nippon Yusen KK (e)	274	788
Nissan Motor Co. Ltd.	448	4,553
Nisshin Seifun Group Inc.	42	490
Nissin Foods Holdings Co. Ltd. (e)	11	550
Nitori Co. Ltd.	12	833
Nitto Denko Corp.	28	1,850
NOK Corp. (e)	16	469
Nomura Holdings Inc. (e)	638	3,749
Nomura Real Estate Holdings Inc.	21	385
Nomura Research Institute Ltd.	19	703
NSK Ltd.	87	1,270
NTT Data Corp.	22	947
NTT DoCoMo Inc. (e)	275	4,806
NTT Urban Development Corp.	19	190
Obayashi Corp.	109	707
Odakyu Electric Railway Co. Ltd. (e)	112	1,141
Oji Holdings Corp. (e)	136	556
Olympus Corp. (c)	44	1,620
Omron Corp.	35	1,595
Ono Pharmaceutical Co. Ltd. (e)	15	1,715
Oracle Corp. Japan	6	241
Oriental Land Co. Ltd. (e)	36	2,696
ORIX Corp.	239	3,358
Osaka Gas Co. Ltd. (e)	325	1,359
Otsuka Corp.	9	396
Otsuka Holdings Co. Ltd.	71	2,215
Panasonic Corp.	389	5,108
Park24 Co. Ltd.	15	297
Rakuten Inc.	139	2,451
Recruit Holdings Co. Ltd. (e)	25	780
Resona Holdings Inc. (e)	385	1,908
Ricoh Co. Ltd. (e)	124	1,347
Rinnai Corp. (e)	6	474
Rohm Co. Ltd.	17	1,175
Sankyo Co. Ltd.	9	320
Sanrio Co. Ltd. (e)	10	270
Santen Pharmaceutical Co. Ltd. (e)	67	970
SBI Holdings Inc.	34	416
Secom Co. Ltd. (e)	38	2,508
Sega Sammy Holdings Inc. (e)	33	476
Seibu Holdings Inc. (e)	23	599
Seiko Epson Corp.	48	850
Sekisui Chemical Co. Ltd.	79	1,025
Sekisui House Ltd.	98	1,423
Seven & I Holdings Co. Ltd.	133	5,583
Seven Bank Ltd. (e)	97	476
Sharp Corp. (c) (e)	263	515
Shikoku Electric Power Co. Inc. (c) (e)	32	393
Shimadzu Corp.	44	490
Shimamura Co. Ltd. (e)	4	370
Shimano Inc.	14	2,140
Shimizu Corp. (e)	111	750
Shin-Etsu Chemical Co. Ltd.	74	4,818
Shinsei Bank Ltd.	288	573
Shionogi & Co. Ltd. (e)	53	1,768
Shiseido Co. Ltd. (e)	66	1,178
Shizuoka Bank Ltd.	99	987
Showa Shell Sekiyu KK	29	267
SMC Corp.	9	2,799
SoftBank Corp.	170	9,895
Sompo Japan Nipponkoa Holdings	59	1,826

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Sony Corp.	203	5,421
Sony Financial Holdings Inc. (e)	32	518
Stanley Electric Co. Ltd. (e)	26	582
Sumitomo Chemical Co. Ltd. (e)	257	1,319
Sumitomo Corp. (e)	196	2,094
Sumitomo Electric Industries Ltd.	131	1,717
Sumitomo Heavy Industries Ltd.	92	602
Sumitomo Metal Mining Co. Ltd. (e)	95	1,389
Sumitomo Mitsui Financial Group Inc.	225	8,619
Sumitomo Realty & Development Co. Ltd.	64	2,286
Sumitomo Rubber Industries Inc.	31	564
Suntory Beverage & Food Ltd.	24	1,032
Suruga Bank Ltd.	34	706
Suzuken Co. Ltd.	14	428
Suzuki Motor Corp.	66	1,988
Sysmex Corp.	27	1,482
T&D Holdings Inc.	105	1,441
Taiheiyo Cement Corp.	199	608
Taisei Corp. (e)	191	1,078
Taisho Pharmaceutical Holdings Co. Ltd. (e)	6	438
Taiyo Nippon Sanso Corp. (e)	24	327
Takashimaya Co. Ltd.	53	521
Takeda Pharmaceutical Co. Ltd.	140	6,964
TDK Corp.	21	1,508
Teijin Ltd.	154	522
Terumo Corp.	55	1,454
THK Co. Ltd. (e)	18	465
Tobu Railway Co. Ltd.	171	810
Toho Co. Ltd.	22	535
Toho Gas Co. Ltd. (e)	84	490
Tohoku Electric Power Co. Inc.	85	960
Tokio Marine Holdings Inc.	122	4,602
Tokyo Electric Power Co. Inc. (c) (e)	268	1,012
Tokyo Electron Ltd.	31	2,157
Tokyo Gas Co. Ltd. (e)	410	2,578
Tokyo Tatemono Co. Ltd.	73	535
Tokyu Corp. (e)	206	1,274
Tokyu Fudosan Holdings Corp	92	629
TonenGeneral Sekiyu KK	57	492
Toppan Printing Co. Ltd.	97	746
Toray Industries Inc. (e)	266	2,226
Toshiba Corp. (e)	714	2,992
TOTO Ltd. (e)	53	787
Toyo Seikan Group Holdings Ltd. (e)	30	437
Toyo Suisan Kaisha Ltd. (e)	16	563
Toyoda Gosei Co. Ltd.	9	203
Toyota Industries Corp. (e)	29	1,653
Toyota Motor Corp.	485	33,854
Toyota Tsusho Corp.	36	958
Trend Micro Inc.	19	619
Unicharm Corp.	65	1,694
United Urban Investment Corp.	—	767
USS Co. Ltd.	40	686
West Japan Railway Co.	30	1,568
Yahoo! Japan Corp. (e)	265	1,093
Yakult Honsha Co. Ltd. (e)	15	1,045
Yamada Denki Co. Ltd. (e)	145	598
Yamaguchi Financial Group Inc. (e)	41	471
Yamaha Corp.	33	568
Yamaha Motor Co. Ltd.	45	1,082
Yamato Holdings Co. Ltd.	62	1,426
Yamato Kogyo Co. Ltd.	6	145
Yamazaki Baking Co. Ltd. (e)	17	306
Yaskawa Electric Corp. (e)	41	599
Yokogawa Electric Corp. (e)	39	422
Yokohama Rubber Co Ltd.	43	443
		513,447
JERSEY - 0.1%
Randgold Resources Ltd.	15	1,062

LUXEMBOURG - 0.2%
ArcelorMittal	173	1,627
Millicom International Cellular SA - SDR	12	853
SES SA - FDR	53	1,873
Tenaris SA	81	1,130
		5,483
MACAU - 0.1%
Sands China Ltd.	439	1,815
Wynn Macau Ltd.	269	582
		2,397
MALTA - 0.0%
BGP Holdings Plc (c) (f)	479	—

NETHERLANDS - 4.5%
Aegon NV	330	2,607
Airbus Group NV	104	6,754
Akzo Nobel NV (e)	44	3,313
Altice SA (c)	15	1,632
ASML Holding NV	62	6,264
Delta Lloyd NV	35	654
Gemalto NV (e)	14	1,115
Heineken Holding NV	18	1,237
Heineken NV	42	3,177
ING Groep NV - CVA	682	9,995
Koninklijke Ahold NV	157	3,089
Koninklijke Boskalis Westminster NV	16	798
Koninklijke KPN NV	583	1,975
Koninklijke Philips Electronics NV	165	4,670
Koninklijke Philips NV	31	1,746
Koninklijke Vopak NV	12	672
NN Group NV	28	787
OCI (c)	14	418
Qiagen NV (c)	40	1,001
Randstad Holding NV	22	1,361
Reed Elsevier NV	126	3,147
Royal Dutch Shell Plc - Class A	693	20,605
Royal Dutch Shell Plc - Class B	432	13,458
TNT NV	85	541
Unilever NV - CVA	288	12,047
Wolters Kluwer NV	54	1,779
		104,842
NEW ZEALAND - 0.1%
Auckland International Airport Ltd.	174	585
Contact Energy Ltd.	56	249
Fletcher Building Ltd.	128	806
Meridian Energy Ltd. (e)	213	321
Mighty River Power Ltd. (e)	119	275
Ryman Healthcare Ltd.	61	356
Spark New Zealand Ltd.	350	779
		3,371
NORWAY - 0.6%
DNB ASA	177	2,838
Gjensidige Forsikring ASA	37	631
Norsk Hydro ASA	247	1,300
Orkla ASA	142	1,073
SeaDrill Ltd. (e)	65	612
StatoilHydro ASA	201	3,559
Telenor ASA	133	2,680
Yara International ASA	33	1,658
		14,351

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
PORTUGAL - 0.1%
Banco Comercial Portugues SA (c) (e)	5,693	586
Banco Espirito Santo SA (c) (f)	413	—
Energias de Portugal SA	405	1,517
Galp Energia SGPS SA	65	700
Jeronimo Martins SGPS SA	43	543
		3,346
SINGAPORE - 1.4%
Ascendas REIT	366	690
CapitaCommercial Trust	383	493
CapitaLand Ltd.	439	1,145
CapitaMall Trust	467	748
City Developments Ltd.	66	484
ComfortDelGro Corp. Ltd.	342	721
DBS Group Holdings Ltd.	311	4,604
Genting International Plc	1,083	724
Global Logistic Properties Ltd.	537	1,037
Golden Agri-Resources Ltd.	1,187	367
Hutchison Port Holdings Trust	1,066	740
Jardine Cycle & Carriage Ltd. (e)	18	534
Keppel Corp. Ltd. (e)	253	1,658
Noble Group Ltd.	737	494
Oversea-Chinese Banking Corp. Ltd.	526	4,054
SembCorp Industries Ltd.	158	485
SembCorp Marine Ltd. (e)	152	323
Singapore Airlines Ltd.	102	891
Singapore Exchange Ltd.	155	918
Singapore Press Holdings Ltd. (e)	271	827
Singapore Technologies Engineering Ltd.	279	708
Singapore Telecommunications Ltd.	1,435	4,578
StarHub Ltd.	90	285
Suntec REIT (e)	402	543
United Overseas Bank Ltd.	232	3,889
UOL Group Ltd.	95	526
Wilmar International Ltd.	345	819
Yangzijiang Shipbuilding Holdings Ltd.	293	269
		33,554
SPAIN - 3.4%
Abertis Infraestructuras SA - Class A	73	1,325
ACS Actividades de Construccion y Servicios SA	32	1,117
Aena SA (c)	10	1,023
Amadeus IT Holding SA	79	3,365
Banco Bilbao Vizcaya Argentaria SA	1,103	11,137
Banco de Sabadell SA (e)	593	1,448
Banco Popular Espanol SA (c)	309	1,513
Banco Santander SA	2,494	18,696
Bankia SA	806	1,124
Bankinter SA (e)	114	870
CaixaBank SA	401	1,902
Distribuidora Internacional de Alimentacion SA	115	899
Enagas SA	38	1,072
Endesa SA	54	1,040
Ferrovial SA	76	1,620
Gas Natural SDG SA	61	1,366
Grifols SA	27	1,176
Iberdrola SA	926	5,972
Inditex SA	192	6,178
Mapfre SA	183	667
Red Electrica Corp. SA	20	1,595
Repsol SA	186	3,456
Telefonica SA	745	10,604
Zardoya Otis SA (e)	31	404
		79,569
SWEDEN - 3.0%
Alfa Laval AB	55	1,078
Assa Abloy AB - Class B	60	3,590
Atlas Copco AB - Class A	118	3,820
Atlas Copco AB - Class B	71	2,096
Boliden AB	47	922
Electrolux AB - Class B (e)	44	1,267
Elekta AB - Class B (e)	70	631
Getinge AB - Class B (e)	37	924
Hennes & Mauritz AB - Class B	168	6,791
Hexagon AB - Class B	47	1,658
Husqvarna AB - Class B	81	586
ICA Gruppen AB	13	439
Industrivarden AB - Class C	31	589
Investor AB - Class B	81	3,227
Kinnevik Investment AB - Class B	43	1,440
Lundin Petroleum AB (c) (e)	37	513
Nordea Bank AB	536	6,533
Sandvik AB	190	2,125
Securitas AB - Class B	55	794
Skandinaviska Enskilda Banken AB - Class A (e)	274	3,197
Skanska AB - Class B	69	1,544
SKF AB - Class B (e)	71	1,833
Svenska Cellulosa AB - Class B	104	2,393
Svenska Handelsbanken AB - Class A (e)	90	4,046
Swedbank AB - Class A (e)	163	3,893
Swedish Match AB	36	1,058
Tele2 AB - Class B	53	639
Telefonaktiebolaget LM Ericsson - Class B	537	6,746
TeliaSonera AB	455	2,891
Volvo AB - Class B (e)	269	3,256
		70,519
SWITZERLAND - 9.5%
ABB Ltd.	389	8,243
Actelion Ltd.	18	2,115
Adecco SA	30	2,471
Aryzta AG	16	973
Baloise Holding AG	9	1,169
Barry Callebaut AG	—	390
Cie Financiere Richemont SA	92	7,410
Credit Suisse Group AG	270	7,251
EMS-Chemie Holding AG	2	618
Geberit AG	7	2,562
Givaudan SA	2	3,012
Glencore Plc	1,965	8,297
Holcim Ltd.	41	3,029
Julius Baer Group Ltd.	41	2,034
Kuehne & Nagel International AG	10	1,456
Lindt & Spruengli AG	—	1,139
Lonza Group AG	10	1,224
Nestle SA	572	43,078
Novartis AG	408	40,272
Pargesa Holding SA	6	418
Partners Group Holding AG	3	880
Roche Holding AG	125	34,239
Schindler Holding AG	4	608
SGS SA	1	1,827
Sika AG	—	1,411
Sonova Holding AG	10	1,369
STMicroelectronics NV (e)	119	1,106
Sulzer AG	4	431
Swatch Group AG (e)	5	2,314
Swatch Group AG	9	775
Swiss Life Holding AG	6	1,413
Swiss Prime Site AG	10	904

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Swiss Re AG	62	5,991
Swisscom AG	4	2,416
Syngenta AG	17	5,674
Transocean Ltd. (e)	62	894
UBS Group AG (c)	646	12,118
Zurich Financial Services AG	26	8,932
		220,463
UNITED KINGDOM - 17.7%
3i Group Plc	180	1,288
Aberdeen Asset Management Plc	164	1,115
Admiral Group Plc	35	788
Aggreko Plc	45	1,010
Amec Foster Wheeler Plc	68	905
Anglo American Plc (e)	251	3,753
Antofagasta Plc	71	764
ARM Holdings Plc	253	4,109
Ashtead Group Plc	92	1,470
Associated British Foods Plc	63	2,644
AstraZeneca Plc	224	15,347
Aviva Plc	519	4,151
Babcock International Group Plc	44	639
BAE Systems Plc	568	4,404
Barclays Plc	2,911	10,507
BG Group Plc	603	7,401
BHP Billiton Plc	373	8,190
BP Plc	3,233	20,954
British American Tobacco Plc	330	17,101
British Land Co. Plc	175	2,160
BT Group Plc	1,440	9,358
Bunzl Plc	60	1,633
Burberry Group Plc	81	2,070
Capita Group Plc	118	1,948
Capital Shopping Centres Group	173	890
Carnival Plc	32	1,570
Centrica Plc	872	3,262
Cobham Plc	211	952
Coca-Cola HBC AG	38	677
Compass Group Plc	294	5,102
Croda International Plc	25	1,030
Diageo Plc	445	12,295
Direct Line Insurance Group Plc	262	1,235
Dixons Carphone Plc	172	1,050
easyJet Plc	28	775
Fiat Chrysler Automobiles NV (c)	164	2,659
Fresnillo Plc	39	390
G4S Plc	271	1,187
GKN Plc	288	1,528
GlaxoSmithKline Plc	861	19,829
Hammerson Plc	144	1,421
Hargreaves Lansdown Plc	44	759
HSBC Holdings Plc	3,403	28,996
ICAP Plc	102	795
IMI Plc	46	876
Imperial Tobacco Group Plc	169	7,417
Inmarsat Plc	76	1,047
InterContinental Hotels Group Plc	43	1,677
International Consolidated Airlines Group SA (c)	149	1,333
Intertek Group Plc	28	1,033
Investec Plc	94	776
ITV Plc	694	2,599
J Sainsbury Plc	219	839
Johnson Matthey Plc	36	1,783
Kingfisher Plc	423	2,384
Land Securities Group Plc	140	2,602
Legal & General Group Plc	1,046	4,307
Lloyds Banking Group Plc	10,104	11,712
London Stock Exchange Group Plc	55	2,016
Marks & Spencer Group Plc	289	2,283
Meggitt Plc	138	1,126
Melrose Industries Plc	171	703
Merlin Entertainments Plc	120	785
National Grid Plc	665	8,554
Next Plc	27	2,785
Old Mutual Plc	871	2,861
Pearson Plc	145	3,129
Persimmon Plc	53	1,301
Petrofac Ltd. (e)	43	606
Prudential plc (a)	454	11,271
Reckitt Benckiser Group Plc	114	9,825
Reed Elsevier Plc	199	3,429
Rexam Plc	130	1,111
Rio Tinto Plc	225	9,278
Rolls-Royce Holdings Plc	339	4,786
Royal Bank of Scotland Group Plc (c)	457	2,310
Royal Mail Plc	121	784
RSA Insurance Group Plc	175	1,090
SABMiller Plc	171	8,965
Sage Group Plc	193	1,332
Schroders Plc	23	1,100
Scottish & Southern Energy Plc	175	3,894
Segro Plc	131	809
Severn Trent Plc	42	1,294
Shire Plc	104	8,308
Sky Plc	187	2,749
Smith & Nephew Plc	161	2,750
Smiths Group Plc	68	1,124
Sports Direct International Plc (c)	46	416
Standard Chartered Plc	443	7,181
Standard Life Plc	346	2,432
Subsea 7 SA	46	397
Tate & Lyle Plc	89	785
Tesco Plc	1,431	5,109
Travis Perkins Plc	43	1,228
TUI AG	79	1,386
Tullow Oil Plc	157	658
Unilever Plc	227	9,469
United Utilities Group Plc	118	1,635
Vodafone Group Plc	4,695	15,363
Weir Group Plc	38	953
Whitbread Plc	33	2,552
William Hill Plc	149	818
WM Morrison Supermarkets Plc (e)	360	1,029
Wolseley Plc	46	2,738
WPP Plc	232	5,268
		412,271
Total Common Stocks (cost $2,011,322)		2,286,703

PREFERRED STOCKS - 0.8%
GERMANY - 0.6%
Bayerische Motoren Werke AG	9	851
Fuchs Petrolub AG	13	510
Henkel AG & Co. KGaA	31	3,676
Porsche Automobil Holding SE	27	2,666
Volkswagen AG	29	7,616
		15,319
ITALY - 0.1%
Intesa Sanpaolo SpA	160	498
Telecom Italia SpA	1,032	970
		1,468
SWITZERLAND - 0.1%
Lindt & Spruengli AG	—	915

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Schindler Holding AG	8	1,323
		2,238
Total Preferred Stocks (cost $12,780)		19,025

RIGHTS - 0.0%
SPAIN - 0.0%
Banco Bilbao Vizcaya Argentaria SA	1,103	159
Banco de Sabadell SA (e)	593	151
Telefonica SA	745	120
Total Rights (cost $159)		430

OTHER EQUITY INTERESTS - 0.0%
AUSTRIA - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 8.6%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	10,713	10,713

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	186,181	186,181

Treasury Securities - 0.1%
U.S. Treasury Bill
0.01%, 06/04/15 (o)	$150	150
0.08%, 09/17/15 (o)	1,255	1,254
		1,404
Total Short Term Investments (cost $198,299)		198,298
Total Investments - 107.4% (cost $2,222,560)		2,504,456
Other Assets and Liabilities, Net - (7.4%)		(171,546)
Total Net Assets - 100.0%		$2,332,910

JNL/Mellon Capital Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.3%
AmeriCredit Automobile Receivables Trust, 1.27%, 08/08/17	$500	$501
Banc of America Commercial Mortgage Trust REMIC
5.45%, 01/15/17	186	198
5.76%, 05/10/45 (i)	550	578
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 09/12/16	234	246
5.71%, 05/11/17 (i)	300	324
CarMax Auto Owner Trust, 0.80%, 07/16/18	800	800
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	515	542
Citibank Credit Card Issuance Trust
5.30%, 03/15/16	900	940
1.73%, 04/09/18	1,000	1,011
Citigroup Commercial Mortgage Trust REMIC, 3.62%, 07/10/24	500	536
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.62%, 10/15/48	210	219
Cobalt Commercial Mortgage-Backed Securities Trust REMIC, 5.22%, 08/15/48	217	228
COMM Mortgage Trust REMIC
2.84%, 03/10/19	400	415
4.26%, 09/10/23	650	729
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 01/10/19	145	151
Commercial Mortgage Trust REMIC
3.55%, 04/10/24	500	529
3.82%, 05/10/24	500	541
3.97%, 07/10/24	400	423
3.18%, 01/10/25	500	516
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	203	214
Delta Air Lines Pass-Through Trust, 6.82%, 08/10/22	303	355
Fifth Third Auto Trust, 1.47%, 06/15/17	180	180
Ford Credit Auto Lease Trust, 0.89%, 09/15/17	1,000	1,000
GS Mortgage Securities Trust REMIC
3.48%, 11/10/21	750	800
5.56%, 11/10/39	385	404
Honda Auto Receivables Owner Trust, 0.99%, 10/16/17	500	501
JPMBB Commercial Mortgage Securities Trust REMIC
3.05%, 04/15/19	150	157
4.13%, 09/15/23	500	555
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 02/15/17	234	248
5.69%, 04/12/17 (i)	200	215
4.94%, 08/15/42 (i)	214	215
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	319	339
5.66%, 03/15/39 (i)	49	51
5.87%, 09/15/45 (i)	750	824
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	220	230
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 08/12/16 (i)	183	192
5.17%, 11/12/16	188	198
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
3.09%, 08/15/18	500	523
2.86%, 09/15/22	250	256
3.74%, 07/15/24	500	538
Morgan Stanley Capital I Trust REMIC
5.67%, 03/12/17 (i)	1,400	1,401
5.33%, 11/12/41	221	231
UBS-Barclays Commercial Mortgage Trust REMIC
3.09%, 09/10/22	350	364
2.85%, 12/10/22	500	510
United Air Lines Inc. Pass-Through Trust, 4.30%, 08/15/25	244	262
United Airlines Pass-Through Trust, 3.75%, 09/03/26	200	209
US Airways Pass-Through Trust, 3.95%, 11/15/25	243	253
Wachovia Bank Commercial Mortgage Trust REMIC, 5.57%, 10/15/48	218	230
Wells Fargo-RBS Commercial Mortgage Trust REMIC
2.03%, 02/16/18	500	508
2.92%, 11/15/18	500	520
3.68%, 07/15/24	500	537
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,832)		22,447

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
CORPORATE BONDS AND NOTES - 25.7%
CONSUMER DISCRETIONARY - 2.0%
Amazon.com Inc.
2.60%, 12/05/19	300	307
2.50%, 11/29/22	200	197
American Honda Finance Corp., 1.55%, 12/11/17	500	504
AutoNation, Inc., 6.75%, 04/15/18	200	225
BorgWarner Inc., 4.38%, 03/15/45	200	208
Carnival Corp., 3.95%, 10/15/20	200	213
CBS Corp.
5.63%, 09/15/19	500	565
4.85%, 07/01/42	150	158
4.60%, 01/15/45	250	255
Comcast Corp.
5.70%, 05/15/18	200	226
6.50%, 11/15/35	100	136
6.95%, 08/15/37	250	355
4.75%, 03/01/44	300	345
DIRECTV Holdings LLC
2.40%, 03/15/17	500	509
6.35%, 03/15/40	300	355
Discovery Communications LLC
5.63%, 08/15/19	100	113
5.05%, 06/01/20	200	223
6.35%, 06/01/40	100	123
Dollar General Corp., 3.25%, 04/15/23	250	243
Ford Motor Co.
7.45%, 07/16/31	300	414
4.75%, 01/15/43	300	328
Gap Inc., 5.95%, 04/12/21	300	344
Grupo Televisa SAB, 6.63%, 03/18/25	100	125
Hasbro Inc., 6.35%, 03/15/40	300	356
Home Depot Inc.
2.00%, 06/15/19	300	305
5.88%, 12/16/36	250	331
Interpublic Group of Cos. Inc., 4.20%, 04/15/24	250	265
Johnson Controls Inc., 3.75%, 12/01/21	250	265
Kohl’s Corp., 4.00%, 11/01/21 (e)	300	318
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	111
5.50%, 10/15/35	150	184
5.80%, 04/15/40	300	389
Macy’s Retail Holdings Inc.
6.65%, 07/15/24	200	251
6.90%, 04/01/29	250	325
Marriott International Inc., 3.13%, 10/15/21	300	309
Mattel Inc., 2.35%, 05/06/19	200	199
McDonald’s Corp.
5.35%, 03/01/18	300	335
6.30%, 03/01/38	200	264
NBCUniversal Media LLC
5.15%, 04/30/20	200	229
6.40%, 04/30/40	250	342
News America Inc.
4.50%, 02/15/21	400	443
6.20%, 12/15/34	50	64
6.15%, 02/15/41	300	388
NIKE Inc, 2.25%, 05/01/23	200	199
Nordstrom Inc., 4.00%, 10/15/21	225	244
Omnicom Group Inc., 5.90%, 04/15/16	250	262
Staples Inc., 4.38%, 01/12/23 (e) (l)	100	99
Target Corp.
5.88%, 07/15/16	250	266
2.30%, 06/26/19 (e)	200	205
6.50%, 10/15/37	500	696
Thomson Reuters Corp.
6.50%, 07/15/18	200	229
3.95%, 09/30/21	200	216
Time Warner Cable Inc.
5.85%, 05/01/17	150	163
8.75%, 02/14/19	169	209
7.30%, 07/01/38	300	404
6.75%, 06/15/39	300	385
Time Warner Inc.
5.88%, 11/15/16	350	377
3.40%, 06/15/22 (e)	500	515
7.63%, 04/15/31	200	280
6.10%, 07/15/40	200	253
TJX Cos. Inc., 2.75%, 06/15/21	200	204
University of Notre Dame du Lac, 3.44%, 02/15/45	250	252
Viacom Inc.
3.88%, 04/01/24	250	257
7.88%, 07/30/30	125	173
4.38%, 03/15/43	300	280
Walt Disney Co.
1.10%, 12/01/17	350	350
2.75%, 08/16/21	300	312
7.00%, 03/01/32	50	73
Wyndham Worldwide Corp., 3.90%, 03/01/23	500	510
Yum! Brands Inc., 6.88%, 11/15/37	52	68
		19,625
CONSUMER STAPLES - 1.5%
Altria Group Inc.
2.85%, 08/09/22	500	497
9.95%, 11/10/38 (l)	33	57
4.50%, 05/02/43	200	207
Anheuser-Busch Cos. Inc., 6.45%, 09/01/37	500	660
Anheuser-Busch InBev Worldwide Inc.
1.38%, 07/15/17	200	201
4.38%, 02/15/21	200	222
2.50%, 07/15/22	300	296
Archer-Daniels-Midland Co., 5.38%, 09/15/35	200	247
Campbell Soup Co., 4.25%, 04/15/21	300	328
Clorox Co., 3.80%, 11/15/21	250	270
Coca-Cola Co., 3.15%, 11/15/20	300	319
Coca-Cola Femsa SAB de CV, 3.88%, 11/26/23	200	215
ConAgra Foods Inc.
7.00%, 04/15/19	235	275
3.25%, 09/15/22	300	300
CVS Caremark Corp.
5.75%, 06/01/17	151	166
4.13%, 05/15/21	400	440
Diageo Capital Plc, 4.83%, 07/15/20	100	114
Diageo Investment Corp., 8.00%, 09/15/22	100	133
General Mills Inc., 3.65%, 02/15/24	303	318
JM Smucker Co.
1.75%, 03/15/18 (r)	250	251
3.50%, 03/15/25 (r)	300	308
Kellogg Co.
4.45%, 05/30/16	350	364
4.15%, 11/15/19	140	152
4.00%, 12/15/20	127	138
Kimberly-Clark Corp.
7.50%, 11/01/18	250	300
1.90%, 05/22/19	200	202
Kraft Foods Group Inc.
6.13%, 08/23/18	221	251
5.00%, 06/04/42	200	222
Kroger Co.
6.40%, 08/15/17	200	223

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
6.15%, 01/15/20	200	234
7.50%, 04/01/31	150	204
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	250	306
Mead Johnson Nutrition Co., 4.60%, 06/01/44	200	211
Mondelez International Inc.
2.25%, 02/01/19	200	202
6.50%, 02/09/40	243	334
Pepsi Bottling Group Inc., 7.00%, 03/01/29	575	808
PepsiCo Inc., 7.90%, 11/01/18	300	364
Philip Morris International Inc.
1.13%, 08/21/17	500	500
2.90%, 11/15/21	300	308
4.38%, 11/15/41	300	317
Procter & Gamble Co.
2.30%, 02/06/22	500	506
5.55%, 03/05/37	100	133
Reynolds American Inc., 4.85%, 09/15/23	150	166
Sysco Corp., 4.35%, 10/02/34	400	420
Tyson Foods Inc., 5.15%, 08/15/44 (e)	200	233
Wal-Mart Stores Inc.
2.80%, 04/15/16	400	410
4.13%, 02/01/19	300	329
4.25%, 04/15/21	400	449
6.20%, 04/15/38	300	409
4.88%, 07/08/40	300	353
4.30%, 04/22/44	150	167
		15,039
ENERGY - 3.1%
Access Midstream Partners LP, 4.88%, 05/15/23	250	252
Anadarko Petroleum Corp., 6.45%, 09/15/36	250	310
Apache Corp.
3.63%, 02/01/21 (e)	400	420
4.75%, 04/15/43	200	209
Baker Hughes Inc., 5.13%, 09/15/40	200	228
Boardwalk Pipelines LP, 3.38%, 02/01/23	200	185
BP Capital Markets Plc
1.85%, 05/05/17	400	405
2.32%, 02/13/20	250	252
3.06%, 03/17/22	200	203
3.81%, 02/10/24	500	519
Burlington Resources Finance Co., 7.20%, 08/15/31	100	140
Cameron International Corp., 5.13%, 12/15/43	175	172
Canadian Natural Resources Ltd.
5.85%, 02/01/35	150	164
6.25%, 03/15/38	300	351
Cenovus Energy Inc.
5.70%, 10/15/19	200	223
4.45%, 09/15/42	250	229
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	48
6.63%, 11/01/37	200	271
Chesapeake Midstream Partners LP, 5.88%, 04/15/21	350	365
Chevron Corp.
1.72%, 06/24/18	300	304
3.19%, 06/24/23	500	521
CNOOC Finance 2013 Ltd.
1.13%, 05/09/16	300	300
3.00%, 05/09/23	300	293
4.25%, 05/09/43	300	302
Conoco Funding Co., 7.25%, 10/15/31	75	105
ConocoPhillips Co.
6.65%, 07/15/18	75	87
6.00%, 01/15/20	650	766
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	273
Continental Resources Inc., 4.50%, 04/15/23	350	340
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	136
Ecopetrol SA, 4.13%, 01/16/25	250	239
Enable Midstream Partners LP, 3.90%, 05/15/24 (r)	200	193
Enbridge Energy Partners LP, 7.50%, 04/15/38	200	250
Encana Corp.
3.90%, 11/15/21	400	419
6.50%, 08/15/34	100	116
Energy Transfer Partners LP
9.70%, 03/15/19	222	279
7.50%, 07/01/38	200	253
6.50%, 02/01/42	150	174
Enterprise Products Operating LLC
5.25%, 01/31/20	300	339
6.88%, 03/01/33	25	33
6.45%, 09/01/40	100	126
4.45%, 02/15/43	300	305
4.95%, 10/15/54	300	320
EOG Resources Inc.
2.63%, 03/15/23 (e)	200	200
3.15%, 04/01/25	200	204
Exxon Mobil Corp., 0.92%, 03/15/17	500	502
Halliburton Co., 7.45%, 09/15/39	250	357
Hess Corp.
7.30%, 08/15/31	35	43
5.60%, 02/15/41	400	437
Kerr-McGee Corp., 6.95%, 07/01/24	230	288
Kinder Morgan Energy Partners LP
9.00%, 02/01/19	500	609
3.50%, 09/01/23	300	294
5.00%, 03/01/43	300	293
5.40%, 09/01/44	250	259
Kinder Morgan Inc., 2.00%, 12/01/17	300	299
Magellan Midstream Partners LP
4.25%, 02/01/21	300	324
3.20%, 03/15/25	500	498
Marathon Oil Corp., 5.90%, 03/15/18	300	333
Nabors Industries Inc., 6.15%, 02/15/18	300	320
Nexen Inc., 5.88%, 03/10/35	50	59
Noble Holding International Ltd., 2.50%, 03/15/17	400	394
ONEOK Partners LP
3.38%, 10/01/22	250	237
6.65%, 10/01/36	150	159
Pemex Project Funding Master Trust, 6.63%, 06/15/35	150	172
Petro-Canada, 7.00%, 11/15/28	75	97
Petrobras Global Finance BV
4.38%, 05/20/23 (e)	500	428
7.25%, 03/17/44 (e)	500	469
Petrobras International Finance Co.
6.13%, 10/06/16 (e)	100	100
5.88%, 03/01/18 (e)	150	144
7.88%, 03/15/19 (e)	500	509
Petroleos Mexicanos
6.00%, 03/05/20 (e)	500	570
5.50%, 01/21/21	700	768
5.50%, 06/27/44	250	252
5.50%, 06/27/44 (r)	250	252
5.63%, 01/23/46 (r)	350	356
Phillips 66 Partners LP, 2.65%, 02/15/20	200	201
Pioneer Natural Resources Co., 3.95%, 07/15/22	200	206
Plains All American Pipeline LP
6.50%, 05/01/18	100	113
6.70%, 05/15/36	100	126
4.30%, 01/31/43	200	191

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Pride International Inc., 6.88%, 08/15/20	400	456
Rowan Cos. Inc., 4.88%, 06/01/22	200	192
Shell International Finance BV
5.20%, 03/22/17	250	271
2.00%, 11/15/18	400	408
4.38%, 03/25/20	300	335
6.38%, 12/15/38	200	277
Southern Natural Gas Co., 5.90%, 04/01/17 (e) (k) (r)	250	269
Southwestern Energy Co., 4.95%, 01/23/25 (l)	250	254
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	303
Statoil ASA
3.15%, 01/23/22	200	209
3.70%, 03/01/24	200	214
3.95%, 05/15/43	300	307
Suncor Energy Inc., 6.50%, 06/15/38	300	385
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	300	295
Talisman Energy Inc., 6.25%, 02/01/38	300	324
Total Capital Canada Ltd., 2.75%, 07/15/23	300	299
Total Capital International SA, 1.00%, 01/10/17	145	146
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	228
3.80%, 10/01/20	400	424
6.20%, 10/15/37	100	127
5.00%, 10/16/43	150	168
Valero Energy Corp., 9.38%, 03/15/19	250	313
Weatherford International Inc., 6.35%, 06/15/17	250	265
Western Gas Partners LP, 2.60%, 08/15/18	250	254
Williams Cos. Inc., 8.75%, 03/15/32 (k)	116	139
Williams Partners LP
5.25%, 03/15/20	300	330
4.00%, 09/15/25	350	343
6.30%, 04/15/40	200	220
		30,237
FINANCIALS - 9.5%
Abbey National Treasury Services Plc, 3.05%, 08/23/18	400	417
ACE INA Holdings Inc., 2.70%, 03/13/23	500	499
AFLAC Inc., 8.50%, 05/15/19 (e)	250	316
Alexandria Real Estate Equities Inc., 4.50%, 07/30/29	250	264
American Express Co.
6.15%, 08/28/17	450	500
7.00%, 03/19/18	480	554
American Express Credit Corp., 2.25%, 08/15/19	300	304
American International Group Inc.
5.85%, 01/16/18	150	168
6.40%, 12/15/20	195	236
4.88%, 06/01/22	200	227
4.13%, 02/15/24	150	162
4.50%, 07/16/44	150	161
4.38%, 01/15/55	250	252
8.17%, 05/15/58 (i)	150	213
American Tower Corp., 3.50%, 01/31/23	500	496
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	262
Anheuser-Busch InBev Finance Inc., 1.25%, 01/17/18	300	300
Aon Plc, 4.45%, 05/24/43	300	312
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	150	166
Asian Development Bank
5.59%, 07/16/18	400	452
6.38%, 10/01/28	210	291
Associated Banc-Corp., 4.25%, 01/15/25	200	203
Assurant Inc., 6.75%, 02/15/34	100	128
Australia & New Zealand Banking Group Ltd.
1.25%, 01/10/17	300	301
1.25%, 06/13/17	300	301
AvalonBay Communities Inc.
3.63%, 10/01/20	200	212
2.85%, 03/15/23	200	197
AXA SA, 8.60%, 12/15/30	100	140
Bank of America Corp.
6.50%, 08/01/16	400	427
5.63%, 10/14/16	250	266
1.35%, 11/21/16	400	400
1.70%, 08/25/17	450	452
5.65%, 05/01/18	500	555
2.60%, 01/15/19	400	407
5.49%, 03/15/19	200	221
5.00%, 05/13/21	400	452
4.00%, 04/01/24	200	213
4.20%, 08/26/24	750	776
4.00%, 01/22/25	250	253
5.88%, 02/07/42	300	382
Bank of America NA, 6.00%, 10/15/36	250	321
Bank of Montreal, 2.50%, 01/11/17	500	514
Bank of New York Mellon Corp., 3.55%, 09/23/21 (a)	600	640
Bank of Nova Scotia, 1.30%, 07/21/17	500	501
Bank One Corp., 8.00%, 04/29/27	200	278
Barclays Bank Plc, 5.13%, 01/08/20	500	568
Barclays Plc, 3.65%, 03/16/25	400	401
BB&T Corp., 1.60%, 08/15/17	500	503
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17 (e)	300	304
4.25%, 01/15/21 (e)	300	336
4.30%, 05/15/43	200	218
BioMed Realty LP, 2.63%, 05/01/19	200	202
BlackRock Inc., 3.38%, 06/01/22	200	210
BNP Paribas SA
2.70%, 08/20/18	500	515
5.00%, 01/15/21	400	453
Boston Properties LP, 3.80%, 02/01/24	250	263
BPCE SA
1.61%, 07/25/17	200	201
4.00%, 04/15/24	200	214
Brandywine Operating Partnership LP, 3.95%, 02/15/23	250	254
Brookfield Asset Management Inc., 4.00%, 01/15/25	250	251
Capital One Bank USA NA, 2.30%, 06/05/19	500	501
Capital One Financial Corp., 3.50%, 06/15/23	550	565
Caterpillar Financial Services Corp.
1.63%, 06/01/17	400	405
7.15%, 02/15/19	200	240
CBL & Associates LP, 5.25%, 12/01/23	200	214
Charles Schwab Corp., 2.20%, 07/25/18	250	255
Cincinnati Financial Corp., 6.13%, 11/01/34	100	123
Citigroup Inc.
1.55%, 08/14/17	350	350
6.00%, 08/15/17	250	275
8.50%, 05/22/19	300	374
2.40%, 02/18/20	350	351
5.38%, 08/09/20	300	343
4.50%, 01/14/22	500	552
4.05%, 07/30/22	400	420
5.50%, 09/13/25	300	340
5.88%, 01/30/42	489	624
Citizens Bank NA, 2.45%, 12/04/19	500	506
CME Group Inc., 3.00%, 03/15/25	200	202
CNA Financial Corp., 5.75%, 08/15/21	200	231
Comerica Inc., 2.13%, 05/23/19	150	151

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Commonwealth Bank of Australia, 1.40%, 09/08/17	300	300
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17	250	261
2.25%, 01/14/19	500	509
Council Of Europe Development Bank, 1.50%, 02/22/17	500	507
Credit Suisse, 3.63%, 09/09/24	500	517
DDR Corp., 4.63%, 07/15/22	300	323
Deutsche Bank AG
6.00%, 09/01/17	500	551
1.88%, 02/13/18	250	251
Discover Bank
7.00%, 04/15/20	300	356
4.25%, 03/13/26	200	212
Duke Realty LP, 3.88%, 10/15/22	200	209
EPR Properties, 4.50%, 04/01/25	200	203
ERP Operating LP
5.75%, 06/15/17	150	164
2.38%, 07/01/19	300	304
Essex Portfolio LP, 3.88%, 05/01/24	200	209
European Bank for Reconstruction & Development
1.00%, 02/16/17	200	202
1.75%, 06/14/19 (e)	500	508
European Investment Bank
2.50%, 05/16/16	1,000	1,023
2.13%, 07/15/16	500	510
1.75%, 03/15/17	500	510
5.13%, 05/30/17	500	546
1.00%, 06/15/18	700	698
1.88%, 03/15/19	500	511
4.00%, 02/16/21	500	565
2.50%, 04/15/21	400	418
Export-Import Bank of Korea
4.00%, 01/11/17	300	314
2.38%, 08/12/19	200	203
2.25%, 01/21/20	350	353
Federal Realty Investment Trust, 4.50%, 12/01/44	100	108
Fifth Third Bancorp, 8.25%, 03/01/38	300	453
First Republic Bank, 2.38%, 06/17/19	300	303
FMS Wertmanagement AoeR, 0.63%, 04/18/16	250	250
Ford Motor Credit Co. LLC
3.98%, 06/15/16	300	309
4.25%, 02/03/17	300	315
5.00%, 05/15/18	300	327
FS Investment Corp., 4.00%, 07/15/19	250	254
General Electric Capital Corp.
1.25%, 05/15/17	500	503
5.63%, 09/15/17	350	387
5.50%, 01/08/20	700	811
2.20%, 01/09/20	250	253
4.38%, 09/16/20	550	611
3.45%, 05/15/24	350	369
6.88%, 01/10/39	600	863
6.37%, 11/15/67 (i)	300	325
Goldman Sachs Group Inc.
5.75%, 10/01/16	250	267
6.25%, 09/01/17	500	554
5.95%, 01/18/18	300	334
6.15%, 04/01/18	300	337
2.55%, 10/23/19	250	254
5.38%, 03/15/20	400	454
2.60%, 04/23/20	250	253
5.25%, 07/27/21	500	569
6.75%, 10/01/37	650	854
6.25%, 02/01/41	400	521
Hartford Financial Services Group Inc.
5.38%, 03/15/17	200	215
6.10%, 10/01/41	75	98
HCP Inc.
6.00%, 01/30/17	150	162
5.38%, 02/01/21	300	338
Health Care REIT Inc., 6.13%, 04/15/20 (e)	400	464
Hospitality Properties Trust, 5.63%, 03/15/17	250	267
HSBC Finance Corp., 6.68%, 01/15/21	300	356
HSBC Holdings Plc
5.10%, 04/05/21	250	286
4.25%, 03/14/24	150	157
7.63%, 05/17/32	650	890
6.10%, 01/14/42	300	398
HSBC USA Inc., 1.50%, 11/13/17	250	251
Inter-American Development Bank
1.13%, 03/15/17	1,000	1,009
1.25%, 01/16/18	300	302
3.88%, 02/14/20	700	780
4.38%, 01/24/44	100	128
IntercontinentalExchange Group Inc., 4.00%, 10/15/23	300	324
International Bank for Reconstruction & Development
0.50%, 05/16/16	700	700
0.75%, 12/15/16	250	250
1.38%, 04/10/18	750	765
1.88%, 10/07/19	300	307
7.63%, 01/19/23	300	423
International Finance Corp., 2.13%, 11/17/17	500	513
Intesa Sanpaolo SpA, 3.88%, 01/15/19	300	316
Jefferies Group Inc., 5.13%, 04/13/18	250	263
John Deere Capital Corp.
2.25%, 06/07/16	400	408
1.20%, 10/10/17 (e)	250	250
1.35%, 01/16/18	300	301
2.05%, 03/10/20	200	201
JPMorgan Chase & Co.
1.35%, 02/15/17	500	502
6.00%, 01/15/18	750	839
6.30%, 04/23/19	500	581
4.40%, 07/22/20	600	659
3.20%, 01/25/23	500	508
3.63%, 05/13/24	250	260
3.13%, 01/23/25	305	305
5.60%, 07/15/41	500	612
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	554
KeyCorp, 2.30%, 12/13/18	400	406
Korea Finance Corp., 2.88%, 08/22/18	250	257
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	500	540
Liberty Property LP, 3.75%, 04/01/25	200	202
Lincoln National Corp., 4.00%, 09/01/23	500	529
Lloyds Bank Plc
1.75%, 03/16/18	200	201
6.38%, 01/21/21	200	242
Manufacturers & Traders Trust Co., 2.10%, 02/06/20	350	351
Markel Corp., 5.00%, 03/30/43	150	165
Marsh & McLennan Cos. Inc., 2.35%, 09/10/19	250	254
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	250	263
6.88%, 04/25/18	550	629
MetLife Inc.
7.72%, 02/15/19	500	606
3.60%, 04/10/24	250	264
5.70%, 06/15/35	100	127

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
6.40%, 12/15/36	100	118
Mid-America Apartments LP, 4.30%, 10/15/23	200	214
Moody’s Corp., 2.75%, 07/15/19	350	358
Morgan Stanley
5.75%, 10/18/16	410	437
6.63%, 04/01/18	500	569
5.75%, 01/25/21	400	467
3.75%, 02/25/23	300	314
3.70%, 10/23/24	100	104
6.25%, 08/09/26	200	250
4.35%, 09/08/26	650	681
6.38%, 07/24/42	300	400
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	259
2.00%, 01/27/20	250	250
Nomura Holdings Inc, 6.70%, 03/04/20	400	478
Northern Trust Corp., 3.95%, 10/30/25	250	269
Oesterreichische Kontrollbank AG, 1.38%, 02/10/20	250	249
Omega Healthcare Investors Inc., 4.95%, 04/01/24	250	263
PartnerRe Finance B LLC, 5.50%, 06/01/20	90	102
PNC Bank NA, 4.20%, 11/01/25	300	327
PNC Funding Corp., 6.70%, 06/10/19	500	595
Progressive Corp., 4.35%, 04/25/44	200	221
Prudential Financial Inc.
3.50%, 05/15/24	500	512
5.75%, 07/15/33	150	181
5.40%, 06/13/35	100	118
4.60%, 05/15/44	150	159
Realty Income Corp., 4.13%, 10/15/26	250	264
Royal Bank of Canada
2.88%, 04/19/16	200	204
1.25%, 06/16/17	300	300
2.15%, 03/15/19	250	254
Royal Bank of Scotland Plc
6.40%, 10/21/19	200	232
6.13%, 01/11/21	300	358
Simon Property Group LP
3.38%, 03/15/22	400	416
6.75%, 02/01/40	100	140
State Street Corp., 3.10%, 05/15/23	500	506
Sumitomo Mitsui Banking Corp.
1.75%, 01/16/18 (e)	250	250
3.40%, 07/11/24	500	517
SunTrust Bank, 1.35%, 02/15/17	500	501
Svensk Exportkredit AB, 1.88%, 06/17/19	250	254
Svenska Handelsbanken AB, 2.25%, 06/17/19	300	304
Synchrony Financial, 4.25%, 08/15/24	250	261
TD Ameritrade Holding Corp., 2.95%, 04/01/22	200	203
Toronto-Dominion Bank, 1.63%, 03/13/18	500	504
Toyota Motor Credit Corp.
1.13%, 05/16/17	250	251
2.13%, 07/18/19	200	203
4.25%, 01/11/21	400	446
Travelers Property Casualty Corp., 6.38%, 03/15/33	200	272
Trinity Acquisition Plc, 4.63%, 08/15/23	350	370
U.S. Bancorp
4.13%, 05/24/21	400	443
2.95%, 07/15/22	400	407
U.S. Bank NA, 1.10%, 01/30/17	200	201
UBS AG
5.88%, 07/15/16	250	264
5.88%, 12/20/17	146	162
4.88%, 08/04/20	391	443
Union Bank NA, 5.95%, 05/11/16	500	527
Ventas Realty LP
4.00%, 04/30/19	250	267
3.50%, 02/01/25	250	251
Wachovia Bank NA, 6.00%, 11/15/17	250	279
Weingarten Realty Investors, 3.38%, 10/15/22	100	100
Wells Fargo & Co.
1.25%, 07/20/16	690	694
1.50%, 01/16/18	500	502
4.60%, 04/01/21	500	561
3.50%, 03/08/22	500	531
4.10%, 06/03/26	200	211
5.38%, 02/07/35	250	307
5.38%, 11/02/43	250	295
Westpac Banking Corp.
1.20%, 05/19/17	250	250
1.50%, 12/01/17	200	201
4.88%, 11/19/19	400	450
Weyerhaeuser Co., 7.38%, 03/15/32	200	269
XLIT Ltd., 6.38%, 11/15/24	200	246
		92,826
HEALTH CARE - 2.3%
Abbott Laboratories, 5.13%, 04/01/19	250	282
AbbVie Inc.
2.00%, 11/06/18	400	400
2.90%, 11/06/22	400	398
Actavis Funding SCS, 2.45%, 06/15/19	300	301
Aetna Inc.
1.50%, 11/15/17	200	201
3.50%, 11/15/24	200	209
6.63%, 06/15/36	150	203
4.13%, 11/15/42	200	211
Agilent Technologies Inc., 5.00%, 07/15/20	200	218
AmerisourceBergen Corp., 1.15%, 05/15/17	250	249
Amgen Inc.
1.25%, 05/22/17	250	250
5.85%, 06/01/17	300	330
3.63%, 05/22/24	250	263
5.15%, 11/15/41	400	461
AstraZeneca Plc
5.90%, 09/15/17	250	278
6.45%, 09/15/37	250	344
Baxter International Inc.
4.25%, 03/15/20	200	220
4.50%, 06/15/43	250	270
Becton Dickinson and Co.
1.80%, 12/15/17	350	353
3.25%, 11/12/20	100	104
Bristol-Myers Squibb Co.
2.00%, 08/01/22	300	291
5.88%, 11/15/36	67	88
Cardinal Health Inc., 1.70%, 03/15/18	400	401
Celgene Corp.
3.95%, 10/15/20	300	324
4.63%, 05/15/44	250	266
Cigna Corp., 4.00%, 02/15/22	500	545
Covidien International Finance SA, 6.00%, 10/15/17	300	334
Dignity Health, 3.81%, 11/01/24	300	315
Eli Lilly & Co.
5.20%, 03/15/17	100	108
5.55%, 03/15/37	100	126
Express Scripts Holding Co., 3.50%, 06/15/24	300	309
Gilead Sciences Inc.
4.40%, 12/01/21	200	224
4.80%, 04/01/44	400	461
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	200	226

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
2.80%, 03/18/23	500	503
Howard Hughes Medical Institute, 3.50%, 09/01/23	250	266
Humana Inc., 4.95%, 10/01/44	200	220
Johnson & Johnson
5.95%, 08/15/37	250	345
4.50%, 12/05/43	100	120
Laboratory Corp. of America Holdings, 2.20%, 08/23/17	250	254
McKesson Corp.
5.70%, 03/01/17	100	108
2.85%, 03/15/23	500	500
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	200	230
Medtronic Inc.
4.45%, 03/15/20	400	445
4.38%, 03/15/35 (r)	500	546
4.63%, 03/15/45 (r)	350	397
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55	250	253
Merck & Co. Inc.
2.35%, 02/10/22	250	250
2.40%, 09/15/22	400	399
3.60%, 09/15/42	200	199
3.70%, 02/10/45	250	251
Mylan Inc., 4.20%, 11/29/23	400	425
Novartis Capital Corp., 4.40%, 05/06/44	200	230
Novartis Securities Investment Ltd., 5.13%, 02/10/19	500	564
Pfizer Inc.
6.20%, 03/15/19	500	585
4.40%, 05/15/44	250	275
Pharmacia Corp., 6.60%, 12/01/28 (k)	50	68
Quest Diagnostic Inc., 4.70%, 04/01/21	200	221
Quest Diagnostics Inc., 3.50%, 03/30/25	300	300
St. Jude Medical Inc., 4.75%, 04/15/43	200	219
Stryker Corp., 4.10%, 04/01/43	200	205
Teva Pharmaceutical Finance LLC
2.25%, 03/18/20	200	201
6.15%, 02/01/36	8	10
Thermo Fisher Scientific Inc., 5.30%, 02/01/44	200	239
Trinity Health Corp., 4.13%, 12/01/45	250	256
UnitedHealth Group Inc.
6.00%, 02/15/18	150	170
4.70%, 02/15/21	400	455
5.80%, 03/15/36	150	193
Walgreens Boots Alliance Inc.
1.75%, 11/17/17	200	202
3.80%, 11/18/24	200	207
4.50%, 11/18/34	200	211
Watson Pharmaceuticals Inc., 3.25%, 10/01/22	500	500
WellPoint Inc.
3.30%, 01/15/23	300	305
4.65%, 01/15/43	200	217
Wyeth LLC, 5.95%, 04/01/37	250	320
Zimmer Holdings Inc.
3.15%, 04/01/22	200	202
3.55%, 04/01/25	200	204
Zoetis Inc., 1.88%, 02/01/18	300	300
		22,133
INDUSTRIALS - 1.5%
3M Co.
2.00%, 06/26/22	250	247
5.70%, 03/15/37	150	200
Air Lease Corp, 3.38%, 01/15/19 (e)	400	408
Boeing Co., 4.88%, 02/15/20	500	575
Burlington Northern Santa Fe LLC
3.05%, 09/01/22	500	515
6.15%, 05/01/37	100	134
5.75%, 05/01/40	400	500
Canadian National Railway Co., 5.55%, 03/01/19	200	228
Caterpillar Inc.
3.90%, 05/27/21	300	330
4.30%, 05/15/44	300	325
CSX Corp.
7.38%, 02/01/19	300	360
3.70%, 11/01/23	200	214
Dover Corp., 5.38%, 03/01/41	150	185
Eaton Corp.
1.50%, 11/02/17	300	301
4.15%, 11/02/42	100	103
Emerson Electric Co., 2.63%, 02/15/23	360	361
FedEx Corp., 3.88%, 08/01/42	200	193
GATX Corp., 4.75%, 06/15/22	350	387
General Dynamics Corp., 2.25%, 07/15/16	500	511
General Electric Co.
5.25%, 12/06/17	600	662
2.70%, 10/09/22	250	254
Honeywell International Inc., 5.38%, 03/01/41	300	385
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	232
Koninklijke Philips Electronics NV, 5.75%, 03/11/18	350	391
L-3 Communications Corp., 4.95%, 02/15/21	500	553
Lockheed Martin Corp., 4.07%, 12/15/42	243	254
Massachusetts Institute of Technology, 4.68%, 07/01/14	250	298
Norfolk Southern Corp.
5.90%, 06/15/19	300	346
2.90%, 02/15/23	79	80
3.85%, 01/15/24	200	216
4.84%, 10/01/41	224	258
Northrop Grumman Corp.
4.75%, 06/01/43	155	175
3.85%, 04/15/45	250	246
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	234
Pitney Bowes Inc., 5.75%, 09/15/17	76	82
Precision Castparts Corp., 2.50%, 01/15/23	300	296
Raytheon Co., 3.13%, 10/15/20	500	527
Republic Services Inc., 6.20%, 03/01/40	300	398
Roper Industries Inc., 1.85%, 11/15/17	300	302
Stanley Black & Decker Inc., 3.40%, 12/01/21	150	159
Union Pacific Corp., 4.82%, 02/01/44	332	395
United Parcel Service Inc., 6.20%, 01/15/38	350	475
United Technologies Corp.
1.80%, 06/01/17	300	306
6.70%, 08/01/28	50	68
5.70%, 04/15/40	500	640
Waste Management Inc.
6.10%, 03/15/18	200	226
2.90%, 09/15/22	200	201
		14,736
INFORMATION TECHNOLOGY - 1.5%
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (r)	300	302
Apple Inc.
1.05%, 05/05/17	250	251
2.85%, 05/06/21	300	313
2.40%, 05/03/23	650	642
3.45%, 05/06/24	400	424
Baidu Inc., 2.75%, 06/09/19	400	404

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
CA Inc., 4.50%, 08/15/23	400	423
Cisco Systems Inc.
4.45%, 01/15/20	300	336
5.90%, 02/15/39	250	321
Computer Sciences Corp., 4.45%, 09/15/22	300	313
Corning Inc., 5.75%, 08/15/40	95	115
eBay Inc., 1.35%, 07/15/17	200	200
EMC Corp., 1.88%, 06/01/18	500	506
Fidelity National Information Services Inc., 3.50%, 04/15/23	200	201
Harris Corp., 4.40%, 12/15/20	250	270
Hewlett-Packard Co.
3.00%, 09/15/16	500	513
4.30%, 06/01/21	200	215
4.05%, 09/15/22	300	316
Intel Corp.
2.70%, 12/15/22	200	202
4.25%, 12/15/42	400	417
International Business Machines Corp.
5.70%, 09/14/17	600	666
1.13%, 02/06/18	350	349
1.63%, 05/15/20	300	296
7.00%, 10/30/25	200	269
4.00%, 06/20/42	200	201
Jabil Circuit Inc., 4.70%, 09/15/22	300	311
Juniper Networks Inc., 4.35%, 06/15/25	200	203
Keysight Technologies Inc., 4.55%, 10/30/24 (r)	300	302
MasterCard Inc., 2.00%, 04/01/19	300	306
Microsoft Corp.
0.88%, 11/15/17	500	499
3.00%, 10/01/20	300	319
2.38%, 02/12/22	200	201
3.50%, 02/12/35	100	100
5.30%, 02/08/41	200	250
Motorola Solutions Inc., 3.50%, 09/01/21	300	308
Oracle Corp.
5.75%, 04/15/18	350	395
2.25%, 10/08/19	300	306
3.88%, 07/15/20 (e)	300	329
3.63%, 07/15/23	400	430
4.50%, 07/08/44	200	223
Seagate HDD Cayman, 5.75%, 12/01/34 (r)	250	267
Texas Instruments Inc., 1.65%, 08/03/19	200	199
Western Union Co., 5.25%, 04/01/20	200	222
Xerox Corp., 6.35%, 05/15/18	500	566
		14,201
MATERIALS - 1.2%
Airgas Inc., 2.38%, 02/15/20	250	250
Albemarle Corp., 5.45%, 12/01/44	150	162
Barrick Gold Corp.
6.95%, 04/01/19	200	233
5.95%, 10/15/39	300	300
BHP Billiton Finance USA Ltd.
1.63%, 02/24/17	500	507
5.40%, 03/29/17	200	217
4.13%, 02/24/42	250	256
CF Industries Inc, 3.45%, 06/01/23	250	252
CRH America Inc., 6.00%, 09/30/16	250	267
Dow Chemical Co.
8.55%, 05/15/19 (l)	97	121
5.25%, 11/15/41	200	225
4.63%, 10/01/44	250	261
E.I. du Pont de Nemours & Co.
4.25%, 04/01/21	300	330
4.90%, 01/15/41	150	168
Eastman Chemical Co.
3.80%, 03/15/25	250	259
4.65%, 10/15/44	200	210
Ecolab Inc., 5.50%, 12/08/41	150	183
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22	500	463
5.45%, 03/15/43	200	179
Goldcorp Inc., 3.63%, 06/09/21	300	305
International Paper Co., 8.70%, 06/15/38 (l)	150	224
LyondellBasell Industries NV, 5.00%, 04/15/19	250	276
MeadWestvaco Corp., 7.38%, 09/01/19	250	297
Methanex Corp., 3.25%, 12/15/19	200	205
Monsanto Co., 3.60%, 07/15/42	300	284
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	486
5.88%, 04/01/35	50	50
Nucor Corp., 6.40%, 12/01/37	200	253
Packaging Corp. of America, 4.50%, 11/01/23	200	215
Plum Creek Timberlands LP, 4.70%, 03/15/21	200	221
Praxair Inc.
2.20%, 08/15/22	300	292
2.65%, 02/05/25	400	396
Rio Tinto Alcan Inc., 5.75%, 06/01/35	250	292
Rio Tinto Finance USA Plc
2.00%, 03/22/17 (e)	300	304
3.50%, 03/22/22	500	517
Rockwood Specialties Group Inc., 4.63%, 10/15/20	150	156
RPM International Inc., 6.13%, 10/15/19	200	229
Sigma-Aldrich Corp., 3.38%, 11/01/20	230	240
Southern Copper Corp., 7.50%, 07/27/35	150	171
Teck Resources Ltd.
3.00%, 03/01/19 (e)	400	398
4.50%, 01/15/21	250	255
Vale Overseas Ltd.
6.25%, 01/23/17 (e)	150	159
6.88%, 11/21/36	400	387
		11,455
TELECOMMUNICATION SERVICES - 1.2%
America Movil SAB de CV
2.38%, 09/08/16	500	508
6.38%, 03/01/35	200	250
4.38%, 07/16/42 (e)	200	200
AT&T Inc.
2.40%, 08/15/16	600	611
2.30%, 03/11/19 (e)	500	505
6.50%, 09/01/37	500	613
4.35%, 06/15/45	500	480
British Telecommunications Plc, 9.63%, 12/15/30 (k) (l)	250	412
Deutsche Telekom International Finance BV, 8.75%, 06/15/30 (k) (l)	300	456
Embarq Corp., 8.00%, 06/01/36	200	239
France Telecom SA, 5.38%, 01/13/42	100	116
GTE Corp.
6.84%, 04/15/18	250	288
6.94%, 04/15/28	50	64
Orange SA, 2.75%, 02/06/19	250	259
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	635
Qwest Corp., 7.25%, 09/15/25	110	128
Rogers Communications Inc., 6.80%, 08/15/18	500	580
Telefonica Emisiones SAU, 5.13%, 04/27/20	350	394
Telefonica Europe BV, 8.25%, 09/15/30	200	291
Verizon Communications Inc.
4.50%, 09/15/20	100	110
3.45%, 03/15/21	500	523
2.45%, 11/01/22	500	485
5.15%, 09/15/23	250	287
6.40%, 09/15/33	350	437

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
6.90%, 04/15/38	300	395
6.00%, 04/01/41	600	722
6.55%, 09/15/43	600	779
5.01%, 08/21/54	300	311
Verizon Florida LLC, 6.86%, 02/01/28	200	212
Vodafone Group Plc
1.50%, 02/19/18	400	400
7.88%, 02/15/30	200	274
		11,964
UTILITIES - 1.9%
Alabama Power Co., 6.00%, 03/01/39	250	335
Ameren Illinois Co., 3.25%, 03/01/25	250	261
Appalachian Power Co., 6.70%, 08/15/37	200	274
Arizona Public Service Co.
3.35%, 06/15/24	100	105
4.50%, 04/01/42	100	113
Atmos Energy Corp., 4.13%, 10/15/44	300	321
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	250	305
Connecticut Light & Power Co., 5.50%, 02/01/19	360	410
Consolidated Edison Co. of New York Inc.
5.50%, 12/01/39	300	382
5.70%, 06/15/40	100	129
Consumers Energy Co., 3.13%, 08/31/24	250	258
Detroit Edison Co., 5.60%, 06/15/18	250	283
Dominion Gas Holdings LLC, 3.55%, 11/01/23	200	209
Dominion Resources Inc.
2.50%, 12/01/19	200	203
4.45%, 03/15/21	200	221
7.00%, 06/15/38	200	271
DTE Electric Co., 3.38%, 03/01/25	200	211
Duke Energy Carolinas LLC
7.00%, 11/15/18	100	119
5.30%, 02/15/40	300	378
Duke Energy Indiana Inc., 6.12%, 10/15/35	250	333
Entergy Arkansas Inc., 3.75%, 02/15/21	400	430
Exelon Generation Co. LLC, 6.20%, 10/01/17	200	222
First Energy Solutions Corp., 6.80%, 08/15/39	200	213
Florida Power & Light Co.
5.63%, 04/01/34	100	130
5.13%, 06/01/41	200	250
Florida Power Corp., 4.55%, 04/01/20	300	336
Georgia Power Co.
3.00%, 04/15/16	250	256
4.25%, 12/01/19	300	332
Great Plains Energy Inc., 4.85%, 06/01/21	250	280
Hydro Quebec
7.50%, 04/01/16	100	106
9.40%, 02/01/21	250	342
Iberdrola International BV, 6.75%, 07/15/36	150	197
Interstate Power & Light Co., 3.25%, 12/01/24	300	308
Kentucky Utilities Co., 5.13%, 11/01/40	300	374
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	318
MidAmerican Energy Co.
3.50%, 10/15/24	200	214
6.75%, 12/30/31	50	69
NextEra Energy Capital Holdings Inc.
6.00%, 03/01/19	100	114
2.40%, 09/15/19	300	304
NiSource Finance Corp.
4.45%, 12/01/21	100	109
5.95%, 06/15/41	250	322
Northern States Power Co.
5.25%, 03/01/18	350	389
2.15%, 08/15/22	200	197
4.13%, 05/15/44	500	548
NorthWestern Corp., 4.18%, 11/15/44	150	163
Ohio Power Co., 6.00%, 06/01/16	500	529
Oncor Electric Delivery Co. LLC
7.00%, 09/01/22	150	192
5.25%, 09/30/40	200	244
Pacific Gas & Electric Co.
6.05%, 03/01/34	200	261
4.45%, 04/15/42	400	440
PacifiCorp
2.95%, 06/01/23	300	308
6.25%, 10/15/37	200	275
PECO Energy Co., 4.15%, 10/01/44	250	275
Piedmont Natural Gas Co. Inc., 4.10%, 09/18/34	250	274
Progress Energy Inc., 7.75%, 03/01/31	300	434
PSEG Power LLC
2.75%, 09/15/16	250	256
8.63%, 04/15/31	75	110
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	261
Puget Sound Energy Inc., 5.76%, 10/01/39	200	266
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	260
Sempra Energy, 9.80%, 02/15/19	300	386
South Carolina Electric & Gas Co., 4.50%, 06/01/64	100	108
Southern California Edison Co.
6.00%, 01/15/34	75	100
4.05%, 03/15/42	200	214
Southern California Gas Co., 4.45%, 03/15/44	150	174
Teco Finance Inc., 5.15%, 03/15/20	200	226
Union Electric Co., 6.40%, 06/15/17	100	111
Virginia Electric & Power Co., 5.95%, 09/15/17	250	278
Virginia Electric & Power Co.
6.00%, 05/15/37	200	269
4.45%, 02/15/44	100	113
Wisconsin Power & Light Co., 4.10%, 10/15/44	150	163
		18,171
Total Corporate Bonds and Notes (cost $236,870)		250,387

GOVERNMENT AND AGENCY OBLIGATIONS - 71.0%
GOVERNMENT SECURITIES - 41.7%
Federal Farm Credit Bank - 0.0% (w)
Federal Farm Credit Bank, 0.54%, 11/07/16	450	449

Federal Home Loan Bank - 0.6% (w)
Federal Home Loan Bank
5.38%, 05/18/16	500	528
4.75%, 12/16/16	300	321
4.88%, 05/17/17	900	979
1.00%, 06/21/17	800	805
5.00%, 11/17/17	355	393
1.25%, 02/28/18	515	515
2.00%, 09/14/18	500	515
1.63%, 06/14/19	250	253
4.13%, 03/13/20	450	507
5.50%, 07/15/36	400	561
		5,377
Federal Home Loan Mortgage Corp. - 1.0% (w)
Federal Home Loan Mortgage Corp.
5.25%, 04/18/16	100	105
0.75%, 10/05/16	500	500
5.13%, 10/18/16 - 11/17/17	1,420	1,553
1.00%, 03/08/17	1,000	1,007
1.25%, 05/12/17 - 08/01/19	500	503
5.50%, 08/23/17 (e)	350	389
1.03%, 11/28/17	500	500
0.88%, 03/07/18	800	799

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
1.20%, 06/12/18	350	349
3.75%, 03/27/19	480	527
1.40%, 08/22/19	500	500
1.38%, 05/01/20 (e)	800	794
2.38%, 01/13/22	500	517
3.06%, 06/14/28	120	118
6.75%, 09/15/29 - 03/15/31	180	274
6.25%, 07/15/32	600	891
		9,326
Federal National Mortgage Association - 1.2% (w)
Federal National Mortgage Association
5.00%, 03/15/16	400	418
1.25%, 01/30/17	1,000	1,011
0.00%, 06/01/17 (j)	85	84
0.95%, 08/23/17	1,000	999
1.07%, 09/27/17	750	747
0.88%, 10/26/17	550	551
1.00%, 12/28/17 - 04/30/18	2,335	2,325
1.13%, 03/28/18	415	413
0.88%, 05/21/18 (e)	1,000	997
1.75%, 09/12/19 (e)	700	711
1.55%, 10/29/19	250	249
2.63%, 09/06/24	500	518
7.25%, 05/15/30	540	856
6.63%, 11/15/30	631	950
6.00%, 04/18/36	300	316
Principal Only, 0.00%, 10/09/19 (j)	680	625
		11,770
Municipals - 0.9%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	200	294
Bay Area Toll Authority, 6.26%, 04/01/49	200	287
Chicago Transit Authority, 6.90%, 12/01/40	200	258
City of Houston TX Utility System Revenue, 3.83%, 05/15/28	250	267
City of New York, 5.97%, 03/01/36	200	263
City of San Francisco Public Utilities Commission, 6.00%, 11/01/40	200	262
Commonwealth of Massachusetts, 4.91%, 05/01/29	300	353
Cook County, Illinois, 6.23%, 11/15/34	100	114
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	264
Dallas County Hospital District, 5.62%, 08/15/44	300	396
Dallas Independent School District, 6.45%, 02/15/35	300	358
Florida Hurricane Catastrophe Fund Finance Corp., 2.11%, 07/01/18	400	404
Los Angeles Department of Water & Power, 5.72%, 07/01/39	245	315
Los Angeles Unified School District, 5.76%, 07/01/29	200	248
Metropolitan Transportation Authority, 6.65%, 11/15/39	290	401
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	200	237
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	251
New Jersey State Turnpike Authority, 7.10%, 01/01/41	250	366
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	235	322
Ohio State University, College & University Revenue, 4.91%, 06/01/40	200	238
Port Authority of New York & New Jersey, GO, 6.04%, 12/01/29	200	255
State of California
5.75%, 03/01/17	250	272
7.30%, 10/01/39	150	224
7.60%, 11/01/40	400	630
State of Connecticut, 5.09%, 10/01/30	250	290
State of Georgia, 4.50%, 11/01/25	300	339
State of Illinois, 5.10%, 06/01/33	300	303
State of Illinois, Transit Improvements, 7.35%, 07/01/35	400	478
State of Texas, 5.52%, 04/01/39	200	269
University of California, 1.80%, 07/01/19	250	251
		9,209
Sovereign - 3.2%
African Development Bank
1.25%, 09/02/16	250	253
0.75%, 10/18/16	130	130
Asian Development Bank
1.13%, 03/15/17	500	504
2.13%, 03/19/25	200	202
Brazil Government International Bond
6.00%, 01/17/17 (e)	300	321
8.88%, 04/15/24	200	264
10.13%, 05/15/27	535	800
7.13%, 01/20/37	300	356
Chile Government International Bond, 3.88%, 08/05/20 (e)	300	327
Colombia Government International Bond
8.13%, 05/21/24	400	531
7.38%, 09/18/37 (e)	400	534
European Investment Bank
1.00%, 08/17/17	500	502
1.88%, 02/10/25	500	493
Export Development Canada, 1.75%, 08/19/19 (e)	500	508
Federal Republic of Brazil, 12.25%, 03/06/30	220	383
FMS Wertmanagement AoeR, 1.75%, 03/17/20	300	303
Inter-American Development Bank, 2.13%, 01/15/25	500	502
International Bank for Reconstruction & Development, 1.63%, 02/10/22	350	347
International Finance Corp., 0.50%, 05/16/16	500	500
Israel Government AID Bond, 5.50%, 04/26/24	142	178
Israel Government International Bond, 4.00%, 06/30/22 (e)	500	553
Italy Government International Bond
6.88%, 09/27/23	450	582
5.38%, 06/15/33	200	243
Japan Bank for International Cooperation
1.13%, 07/19/17	500	502
2.13%, 02/10/25	250	249
Japan Finance Corp., 2.50%, 05/18/16	500	511
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	300	333
Kreditanstalt fur Wiederaufbau
0.50%, 04/19/16 - 07/15/16	1,100	1,101
4.88%, 01/17/17	700	752
1.25%, 02/15/17 (e)	1,000	1,010
1.00%, 01/26/18	350	351
1.75%, 10/15/19	300	305
2.75%, 09/08/20	500	531
2.63%, 01/25/22	700	738
2.50%, 11/20/24	300	312
0.00%, 06/29/37 (j)	300	165
Mexico Government International Bond
5.63%, 01/15/17	500	536
3.50%, 01/21/21	750	781

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
8.30%, 08/15/31	300	460
4.75%, 03/08/44	556	584
4.60%, 01/23/46	250	256
Nordic Investment Bank
5.00%, 02/01/17 (e)	300	323
1.13%, 03/19/18	200	201
Panama Government International Bond
5.20%, 01/30/20	200	222
6.70%, 01/26/36	400	524
Peru Government International Bond
8.38%, 05/03/16	500	539
6.55%, 03/14/37 (e)	250	333
Philippine Government International Bond
6.50%, 01/20/20 (e)	400	479
4.20%, 01/21/24 (e)	500	560
9.50%, 02/02/30	400	672
Poland Government International Bond, 5.00%, 03/23/22	500	574
Province of British Columbia, Canada
1.20%, 04/25/17	300	302
6.50%, 01/15/26	70	95
Province of Manitoba, Canada, 3.05%, 05/14/24	350	371
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	344
Province of Ontario, Canada
4.95%, 11/28/16	300	321
3.15%, 12/15/17	300	316
1.20%, 02/14/18	500	501
3.20%, 05/16/24	300	323
Province of Quebec, Canada
7.50%, 07/15/23	100	137
7.13%, 02/09/24	250	336
2.88%, 10/16/24	300	314
Republic of Korea, 5.63%, 11/03/25	250	318
South Africa Government International Bond
5.50%, 03/09/20	200	219
4.67%, 01/17/24 (e)	200	212
5.38%, 07/24/44	250	269
Svensk Exportkredit AB, 5.13%, 03/01/17	200	216
Tennessee Valley Authority
5.50%, 07/18/17	250	276
5.38%, 04/01/56	300	401
Turkey Government International Bond
7.00%, 09/26/16	300	324
3.25%, 03/23/23 (e)	900	851
8.00%, 02/14/34	400	548
4.88%, 04/16/43	300	296
6.63%, 02/17/45 (e)	200	247
Uruguay Government International Bond, 4.13%, 11/20/45 (e)	200	189
		30,946
U.S. Treasury Securities - 34.8%
U.S. Treasury Bond
7.25%, 05/15/16	1,014	1,092
7.50%, 11/15/16	190	212
8.75%, 05/15/17	634	743
7.88%, 02/15/21	586	796
8.13%, 08/15/21	800	1,117
8.00%, 11/15/21	610	853
6.25%, 08/15/23 - 05/15/30	1,310	1,856
6.88%, 08/15/25	1,030	1,509
5.25%, 11/15/28 - 02/15/29	1,650	2,255
4.50%, 02/15/36 - 08/15/39	1,535	2,093
4.75%, 02/15/37 - 02/15/41	2,980	4,240
5.00%, 05/15/37	1,190	1,731
4.38%, 11/15/39 - 05/15/40	2,623	3,542
4.25%, 11/15/40	944	1,258
3.75%, 08/15/41 - 11/15/43	4,323	5,389
3.13%, 02/15/42 - 08/15/44	4,404	4,927
3.00%, 05/15/42 - 11/15/44	3,740	4,095
2.75%, 08/15/42 - 11/15/42	2,938	3,056
2.88%, 05/15/43	2,000	2,132
3.63%, 08/15/43 - 02/15/44	4,490	5,490
3.38%, 05/15/44	2,940	3,446
U.S. Treasury Note
0.38%, 03/31/16 - 10/31/16	6,365	6,366
2.38%, 03/31/16 - 08/15/24	7,063	7,339
0.25%, 04/15/16 - 05/15/16	3,370	3,368
2.00%, 04/30/16 - 02/15/23	15,007	15,320
2.63%, 04/30/16 - 11/15/20	5,183	5,449
5.13%, 05/15/16	539	568
1.75%, 05/31/16 - 05/15/23	11,670	11,770
0.50%, 06/15/16 - 07/31/17	15,440	15,441
1.50%, 06/30/16 - 11/30/19	22,475	22,753
3.25%, 06/30/16 - 03/31/17	5,881	6,142
0.63%, 07/15/16 - 04/30/18	22,195	22,178
4.88%, 08/15/16	717	761
1.00%, 08/31/16 - 11/30/19	15,431	15,485
3.00%, 08/31/16 - 02/28/17	4,203	4,377
0.88%, 09/15/16 - 01/31/18	21,899	22,010
3.13%, 10/31/16 - 05/15/21	6,593	6,987
4.63%, 11/15/16 - 02/15/17	2,211	2,371
2.75%, 11/30/16 - 02/15/24	12,529	13,281
0.75%, 01/15/17 - 03/31/18	13,050	13,063
2.50%, 06/30/17 - 05/15/24	5,909	6,202
1.88%, 08/31/17 - 11/30/21	5,381	5,503
4.25%, 11/15/17	1,452	1,583
2.25%, 11/30/17 - 11/15/24	14,410	14,932
3.50%, 02/15/18 - 05/15/20	3,070	3,344
2.88%, 03/31/18	1,624	1,719
3.88%, 05/15/18	600	654
1.38%, 06/30/18 - 05/31/20	12,374	12,478
4.00%, 08/15/18	270	297
1.25%, 10/31/18 - 02/29/20	10,007	10,018
3.75%, 11/15/18	1,500	1,642
1.63%, 03/31/19 - 11/15/22	12,335	12,459
3.63%, 08/15/19 - 02/15/21	8,315	9,214
3.38%, 11/15/19	2,570	2,806
1.13%, 12/31/19 - 03/31/20	2,300	2,275
2.13%, 01/31/21 - 12/31/21	6,920	7,127
		339,115
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.3%
Federal Home Loan Bank - 0.1%
Federal Home Loan Bank, 0.63%, 11/23/16	1,300	1,301

Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
7.00%, 08/01/15 - 11/01/16	7	7
2.00%, 08/25/16 - 01/01/29	2,370	2,407
4.50%, 01/01/18 - 04/01/44	8,241	9,034
5.00%, 05/01/18 - 07/01/41	4,894	5,416
4.00%, 04/01/19 - 02/01/45	11,754	12,600
3.50%, 10/01/25 - 08/01/44	12,285	12,932
3.00%, 01/01/27 - 10/01/43	13,565	13,980
2.50%, 08/01/27 - 01/01/43	4,440	4,555
6.50%, 07/01/28 - 03/01/39	460	536
6.00%, 02/01/29 - 05/01/40	1,643	1,877
2.50%, 04/15/30, TBA (g)	600	615
3.00%, 04/15/30 - 04/15/45, TBA (g)	1,000	1,031
5.50%, 10/01/32 - 02/01/40	2,877	3,242
6.21%, 01/01/37 (i)	17	18
3.50%, 04/15/45, TBA (g)	3,200	3,355
4.00%, 04/15/45, TBA (g)	2,600	2,778
REMIC, 2.08%, 12/25/19	366	372

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
REMIC, 4.19%, 12/25/20 (i)	600	670
REMIC, 3.87%, 04/25/21	1,000	1,102
REMIC, 2.87%, 12/25/21	360	376
REMIC, 3.02%, 02/25/23	277	291
REMIC, 3.31%, 05/25/23 (i)	550	590
REMIC, 3.06%, 07/25/23 (i)	500	526
		78,310
Federal National Mortgage Association - 13.0%
Federal National Mortgage Association
5.50%, 04/01/16 - 09/01/41	4,385	4,948
6.50%, 09/01/16 - 12/01/38	915	1,079
6.00%, 11/01/16 - 09/01/39	2,905	3,305
5.00%, 10/01/17 - 05/01/44	6,899	7,692
4.50%, 02/01/18 - 10/01/44	13,332	14,584
4.00%, 07/01/18 - 11/01/44	20,779	22,271
3.50%, 07/01/21 - 01/01/45	23,311	24,583
2.50%, 12/01/21 - 08/01/43	6,148	6,296
3.00%, 11/01/26 - 08/01/43	24,025	24,792
2.00%, 09/01/28 - 09/01/28	678	680
2.00%, 04/15/30, TBA (g)	400	401
2.50%, 04/15/30, TBA (g)	1,700	1,746
3.00%, 04/15/30 - 04/15/45, TBA (g)	1,600	1,646
7.00%, 02/01/31 - 02/01/38	122	141
2.19%, 05/01/35 (i)	62	66
2.45%, 05/01/35 (i)	34	37
7.50%, 11/01/37	7	8
2.13%, 01/01/38 (i)	273	292
3.67%, 07/01/39 (i)	420	450
3.12%, 06/01/40 (i)	90	96
3.58%, 08/01/40 (i)	111	118
2.82%, 01/01/41 (i)	176	186
3.53%, 05/01/41 (i)	164	173
2.43%, 10/01/42 (i)	86	88
2.18%, 05/01/43 (i)	345	353
2.72%, 11/01/43 (i)	239	248
3.50%, 04/15/45, TBA (g)	3,400	3,572
4.00%, 04/15/45, TBA (g)	5,550	5,934
REMIC, 2.50%, 04/25/23 (i)	657	667
REMIC, 3.46%, 01/25/24 (i)	400	431
		126,883
Government National Mortgage Association - 8.1%
Government National Mortgage Association
4.00%, 12/15/24 - 10/20/44	13,134	14,118
4.50%, 04/20/26 - 05/20/44	10,627	11,708
3.50%, 05/15/26 - 12/20/44	15,360	16,216
3.00%, 04/15/27 - 12/20/44	10,880	11,253
2.50%, 09/20/27 - 07/20/43	1,019	1,038
8.00%, 04/15/30	8	8
8.50%, 06/15/30 - 12/15/30	4	5
5.50%, 12/15/31 - 02/20/44	4,180	4,729
6.00%, 05/15/32 - 12/20/40	741	856
5.00%, 03/15/33 - 08/20/41	6,622	7,410
6.50%, 07/15/38	48	57
3.50%, 07/20/40 - 03/20/41 (i)	541	567
3.00%, 01/20/41 - 07/20/42 (i)	1,075	1,121
2.00%, 01/20/43 (i)	231	238
3.00%, 04/15/45 - 04/15/45, TBA (g)	2,100	2,163
3.50%, 04/15/45, TBA (g)	4,200	4,420
4.00%, 04/15/45, TBA (g)	2,100	2,238
5.00%, 04/15/45, TBA (g)	200	219
		78,364
Total Government and Agency Obligations (cost $671,603)		691,050

SHORT TERM INVESTMENTS - 5.3%
Investment Company - 3.6%
JNL Money Market Fund, 0.01% (a) (h)	34,838	34,838

Securities Lending Collateral - 1.7%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	16,570	16,570
Total Short Term Investments (cost $51,408)		51,408
Total Investments - 104.3% (cost $981,712)		1,015,292
Total Forward Sales Commitments - (0.4%) (proceeds $4,341)		(4,358)
Other Assets and Liabilities, Net - (3.8%)		(37,254)
Total Net Assets - 100.0%		$973,680

FORWARD SALES COMMITMENTS - 0.4%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.4%
U.S. Government Agency Mortgage-Backed Securities - 0.4%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp.
4.50%, 04/15/30 - 04/15/45, TBA (g)	$220	$235
5.00%, 04/15/30, TBA (g)	200	210
		445
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association, 4.50%, 04/15/30 - 04/15/45, TBA (g)	200	214

Government National Mortgage Association - 0.4%
Government National Mortgage Association
4.50%, 04/15/45, TBA (g)	200	220
5.00%, 04/15/45, TBA (g)	1,000	1,115
5.50%, 04/15/45, TBA (g)	2,095	2,364
		3,699
Total Forward Sales Commitments - 0.4% (proceeds $4,341)		$4,358

JNL/Mellon Capital Global Alpha Fund

PURCHASED OPTIONS - 7.5%
10-Year Treasury Note Future Call Option, Strike Price 116, Expiration 05/22/2015, GSC	273	$3,528
Total Purchased Options (cost $2,947)		3,528

SHORT TERM INVESTMENTS - 92.2%
Federal Home Loan Bank - 21.0% (w)
Federal Home Loan Bank
0.09%, 05/06/15	$4,000	4,000
0.13%, 07/08/15	5,900	5,899
		9,899
Federal Home Loan Mortgage Corp. - 18.0% (w)
Federal Home Loan Mortgage Corp.
0.07%, 04/20/15	3,500	3,500
0.09%, 07/02/15	5,000	4,999
		8,499
Federal National Mortgage Association - 20.6% (w)
Federal National Mortgage Association, 0.14%, 07/08/15	9,720	9,718

Investment Company - 15.8%
JNL Money Market Fund, 0.01% (a) (h)	7,465	7,465

Treasury Securities - 16.8%
U.S. Treasury Bill
0.02%, 04/09/15	$5,350	5,350

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
0.01%, 06/04/15 (o)	1,555	1,555
0.08%, 09/17/15 (o)	1,045	1,044
		7,949
Total Short Term Investments (cost $43,527)		43,530
Total Investments - 99.7% (cost $46,474)		47,058
Other Assets and Liabilities, Net - 0.3%		148
Total Net Assets - 100.0%		$47,206

JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund

COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 20.8%
American Public Education Inc. (c)	25	$748
Bed Bath & Beyond Inc. (c)	11	849
Best Buy Co. Inc.	23	863
Boyd Gaming Corp. (c)	63	895
Cablevision Systems Corp. - Class A	44	803
DeVry Education Group Inc.	24	792
DIRECTV (c)	10	851
Dollar General Corp.	13	980
Fossil Group Inc. (c)	9	744
Grand Canyon Education Inc. (c)	20	860
Group 1 Automotive Inc.	10	893
Harley-Davidson Inc.	14	843
Hibbett Sports Inc. (c) (e)	18	886
K12 Inc. (c)	53	830
Kohl’s Corp.	13	981
Lululemon Athletica Inc. (c)	13	851
Outerwall Inc. (e)	13	885
PetMed Express Inc. (e)	56	924
Select Comfort Corp. (c)	28	950
Stage Stores Inc.	42	953
Strayer Education Inc. (c)	14	740
Tenneco Inc. (c)	15	884
Toll Brothers Inc. (c)	23	920
Vera Bradley Inc. (c) (e)	45	724
WABCO Holdings Inc. (c)	9	1,045
Wolverine World Wide Inc.	31	1,052
Zumiez Inc. (c)	23	921
		23,667
CONSUMER STAPLES - 3.8%
Bunge Ltd.	10	794
Kroger Co.	12	941
Medifast Inc. (c) (e)	26	789
PriceSmart Inc.	11	893
Sanderson Farms Inc. (e)	12	929
		4,346
ENERGY - 3.5%
Baker Hughes Inc.	14	900
Cameron International Corp. (c)	19	859
FMC Technologies Inc. (c)	21	791
Helix Energy Solutions Group Inc. (c)	46	685
Northern Oil and Gas Inc. (c) (e)	105	810
		4,045
FINANCIALS - 13.2%
Alleghany Corp. (c)	2	896
Assured Guaranty Ltd.	34	886
Credit Acceptance Corp. (c)	5	974
Employer Holdings Inc.	41	1,097
Encore Capital Group Inc. (c) (e)	22	909
Franklin Resources Inc.	16	840
Hanover Insurance Group Inc.	12	886
Infinity Property & Casualty Corp. (e)	12	988
INTL FCStone Inc. (c)	42	1,245
Maiden Holdings Ltd.	62	922
Navigators Group Inc. (c)	11	880
Selective Insurance Group Inc.	32	927
Stifel Financial Corp. (c)	17	950
T. Rowe Price Group Inc.	11	862
Westwood Holdings Group Inc.	14	866
WR Berkley Corp.	17	883
		15,011
HEALTH CARE - 7.1%
Acorda Therapeutics Inc. (c)	24	786
Edwards Lifesciences Corp. (c)	7	946
ExacTech Inc. (c)	39	1,010
Express Scripts Holding Co. (c)	10	902
Health Net Inc. (c)	16	946
HMS Holdings Corp. (c)	45	695
IPC Healthcare Inc. (c)	20	948
LifePoint Hospitals Inc. (c)	12	917
Quest Diagnostics Inc.	12	947
		8,097
INDUSTRIALS - 17.0%
AECOM Technology Corp. (c)	33	1,005
ArcBest Corp.	23	856
Atlas Air Worldwide Holdings Inc. (c)	17	752
CH Robinson Worldwide Inc.	12	898
Chart Industries Inc. (c)	29	1,032
Cummins Inc.	6	896
Danaher Corp.	10	864
DXP Enterprises Inc. (c)	20	874
Dycom Industries Inc. (c)	24	1,168
FTI Consulting Inc. (c)	23	874
Korn/Ferry International	29	967
LB Foster Co.	18	845
Multi-Color Corp.	14	965
MYR Group Inc. (c)	34	1,051
Southwest Airlines Co.	20	890
Sun Hydraulics Corp.	23	965
Thermon Group Holdings Inc. (c)	38	916
TriMas Corp. (c)	29	905
Triumph Group Inc.	15	886
TrueBlue Inc. (c)	41	989
United Stationers Inc.	20	835
		19,433
INFORMATION TECHNOLOGY - 29.7%
Apple Inc.	7	871
Arrow Electronics Inc. (c)	15	889
Avnet Inc.	20	882
Benchmark Electronics Inc. (c)	39	927
CACI International Inc. - Class A (c)	10	917
Cirrus Logic Inc. (c)	30	1,000
Cognizant Technology Solutions Corp. - Class A (c)	15	926
Convergys Corp.	42	971
Dice Holdings Inc. (c)	102	910
Diodes Inc. (c)	31	874
DTS Inc. (c)	32	1,083
Ebix Inc. (e)	37	1,127
ExlService Holdings Inc. (c)	28	1,051
F5 Networks Inc. (c)	8	883
II-VI Inc. (c)	51	939
InterDigital Inc.	17	880
IPG Photonics Corp. (c)	10	936
Kulicke & Soffa Industries Inc. (c)	54	838

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
LogMeIn Inc. (c)	18	1,032
NetGear Inc. (c)	29	938
NeuStar Inc. - Class A (c) (e)	35	873
NIC Inc.	56	997
Nvidia Corp.	42	885
Omnivision Technologies Inc. (c)	32	838
OSI Systems Inc. (c)	12	909
Polycom Inc. (c)	62	832
Rackspace Hosting Inc. (c)	18	931
Red Hat Inc. (c)	13	980
Riverbed Technology Inc. (c)	42	883
Rofin-Sinar Technologies Inc. (c)	37	888
SolarWinds Inc. (c)	18	906
Stamps.com Inc. (c)	18	1,237
Sykes Enterprises Inc. (c)	37	925
Synchronoss Technologies Inc. (c)	21	974
VeriSign Inc. (c)	14	967
Western Union Co.	48	991
		33,890
MATERIALS - 4.1%
Balchem Corp.	16	888
Domtar Corp.	20	923
Innospec Inc.	21	971
Materion Corp.	24	937
Mercer International Inc. (c)	65	1,001
		4,720
Total Common Stocks (cost $105,634)		113,209

SHORT TERM INVESTMENTS - 4.6%
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	860	860

Securities Lending Collateral - 3.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	4,346	4,346
Total Short Term Investments (cost $5,206)		5,206
Total Investments - 103.8% (cost $110,840)		118,415
Other Assets and Liabilities, Net - (3.8%)		(4,342)
Total Net Assets - 100.0%		$114,073

JNL/Mellon Capital Utilities Sector Fund

COMMON STOCKS - 99.2%
UTILITIES - 99.2%
AES Corp.	46	$590
AGL Resources Inc.	8	406
Allete Inc.	3	155
Alliant Energy Corp.	8	479
Ameren Corp.	17	699
American Electric Power Co. Inc.	33	1,882
American States Water Co.	3	102
American Water Works Co. Inc.	12	659
Aqua America Inc.	12	314
Atmos Energy Corp.	7	375
Avista Corp.	4	144
Black Hills Corp.	3	152
California Water Service Group	4	87
Calpine Corp. (c)	23	526
CenterPoint Energy Inc.	28	565
Chesapeake Utilities Corp.	1	43
Cleco Corp.	4	225
CMS Energy Corp.	19	654
Connecticut Water Services Inc.	1	26
Consolidated Edison Inc.	20	1,224
Dominion Resources Inc.	40	2,839
DTE Energy Co.	12	985
Duke Energy Corp.	48	3,723
Dynegy Inc. (c)	6	180
Edison International	21	1,330
El Paso Electric Co.	3	107
Empire District Electric Co.	3	75
Entergy Corp.	12	964
Eversource Energy	22	1,103
Exelon Corp.	59	1,984
FirstEnergy Corp.	29	1,005
Great Plains Energy Inc.	10	277
Hawaiian Electric Industries Inc. (e)	7	221
IDACORP Inc.	4	222
Integrys Energy Group Inc.	6	398
ITC Holdings Corp.	11	403
Laclede Group Inc.	3	147
MDU Resources Group Inc.	12	265
MGE Energy Inc.	2	102
Middlesex Water Co.	1	20
National Fuel Gas Co. (e)	5	296
New Jersey Resources Corp.	6	178
NextEra Energy Inc.	30	3,115
NextEra Energy Partners LP	1	56
NiSource Inc.	21	947
Northwest Natural Gas Co.	2	94
NorthWestern Corp.	3	164
NRG Energy Inc.	23	577
NRG Yield Inc. - Class A (e)	2	120
OGE Energy Corp.	14	432
ONE Gas Inc.	4	152
Ormat Technologies Inc. (e)	3	96
Otter Tail Corp.	2	71
Pattern Energy Group Inc. - Class A	4	108
Pepco Holdings Inc.	17	461
PG&E Corp.	32	1,724
Piedmont Natural Gas Co. Inc.	5	194
Pinnacle West Capital Corp.	8	489
PNM Resources Inc.	6	161
Portland General Electric Co.	5	197
PPL Corp.	46	1,532
Public Service Enterprise Group Inc.	35	1,452
Questar Corp.	12	283
SCANA Corp.	9	517
Sempra Energy	16	1,744
SJW Corp.	1	35
South Jersey Industries Inc.	2	117
Southern Co.	62	2,734
Southwest Gas Corp.	3	184
TECO Energy Inc.	16	312
TerraForm Power Inc. - Class A	3	107
UGI Corp.	12	388
UIL Holdings Corp.	4	198
Unitil Corp.	1	36
Vectren Corp.	6	246
Westar Energy Inc.	9	348
WGL Holdings Inc.	3	187
Wisconsin Energy Corp.	15	758
Xcel Energy Inc.	35	1,206
Total Common Stocks (cost $47,640)		47,673

SHORT TERM INVESTMENTS - 1.9%
Investment Company - 1.1%
JNL Money Market Fund, 0.01% (a) (h)	544	544

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	387	387
Total Short Term Investments (cost $931)		931
Total Investments - 101.1% (cost $48,571)		48,604
Other Assets and Liabilities, Net - (1.1%)		(540)
Total Net Assets - 100.0%		$48,064

JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 93.9%
CONSUMER DISCRETIONARY - 16.5%
Chipotle Mexican Grill Inc. (c)	2	$1,056
Dunkin’ Brands Group Inc.	114	5,437
Groupon Inc. - Class A (c) (e)	183	1,323
Lululemon Athletica Inc. (c)	48	3,097
Michael Kors Holdings Ltd. (c)	75	4,922
Pandora Media Inc. (c)	110	1,782
Panera Bread Co. - Class A (c)	30	4,738
Tesla Motors Inc. (c) (e)	38	7,082
TripAdvisor Inc. (c)	30	2,522
Under Armour Inc. - Class A (c)	17	1,360
Vipshop Holdings Ltd. - ADR (c)	92	2,713
Zalando SE (c)	48	1,212
zulily Inc. - Class A (c)	82	1,067
		38,311
CONSUMER STAPLES - 7.0%
Keurig Green Mountain Inc.	47	5,250
Mead Johnson Nutrition Co.	82	8,197
Monster Beverage Corp. (c)	20	2,775
		16,222
FINANCIALS - 6.4%
LendingClub Corp. (c) (e)	36	701
McGraw-Hill Financial. Inc.	68	6,991
MSCI Inc. - Class A	114	7,000
		14,692
HEALTH CARE - 20.8%
Alnylam Pharmaceuticals Inc. (c)	13	1,306
athenahealth Inc. (c) (e)	54	6,430
Endo International Plc (c)	85	7,604
Illumina Inc. (c)	66	12,273
Intercept Pharmaceuticals Inc. (c) (e)	2	425
Intuitive Surgical Inc. (c)	21	10,434
Ironwood Pharmaceuticals Inc. - Class A (c)	107	1,719
Pharmacyclics Inc. (c)	6	1,446
Seattle Genetics Inc. (c) (e)	16	557
Zoetis Inc. - Class A	131	6,073
		48,267
INDUSTRIALS - 8.1%
Colfax Corp. (c)	48	2,285
IHS Inc. - Class A (c)	41	4,700
SolarCity Corp. (c) (e)	21	1,092
Stericycle Inc. (c)	18	2,492
TransDigm Group Inc.	11	2,381
Verisk Analytics Inc. - Class A (c)	83	5,904
		18,854
INFORMATION TECHNOLOGY - 35.1%
3D Systems Corp. (c) (e)	32	866
Autohome Inc. - ADR - Class A (c) (e)	52	2,279
FireEye Inc. (c) (e)	121	4,747
FleetCor Technologies Inc. (c)	36	5,455
Flipkart (c) (f) (p) (q)	11	1,397
Gartner Inc. - Class A (c)	64	5,348
LinkedIn Corp. - Class A (c)	45	11,142
MercadoLibre Inc. (e)	13	1,560
NetSuite Inc. (c)	21	1,913
Palantir Technologies Inc. - Series H (c) (f) (p) (q)	22	200
Palantir Technologies Inc. - Series H1 (c) (f) (p) (q)	22	200
Palo Alto Networks Inc. (c)	19	2,753
ServiceNow Inc. (c)	78	6,168
Splunk Inc. (c)	114	6,749
Stratasys Ltd. (c) (e)	11	579
SurveyMonkey Inc. (c) (f) (p) (q)	41	672
Tableau Software Inc. - Class A (c)	24	2,225
Twitter Inc. (c)	225	11,248
Workday Inc. - Class A (c)	81	6,801
Yelp Inc. (c) (e)	27	1,285
Youku Inc. - ADR (c) (e)	107	1,340
Zillow Group Inc. - Class A (c) (e)	56	5,635
Zynga Inc. - Class A (c)	286	814
		81,376
Total Common Stocks (cost $205,469)		217,722

PREFERRED STOCKS - 1.2%
INFORMATION TECHNOLOGY - 1.2%
Airbnb Inc. (c) (f) (p) (q)	42	2,104
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	4	85
Dropbox Inc. (c) (f) (p) (q)	25	481
Palantir Technologies Inc. (c) (f) (p) (q)	5	46
Total Preferred Stocks (cost $2,238)		2,716

PURCHASED OPTIONS - 0.1%
Chinese Yuan versus USD Put Option, Strike Price CNY 6.62, Expiration 06/19/15, RBS (q)	47,758,445	19
Chinese Yuan versus USD Put Option, Strike Price CNY 6.65, Expiration 11/23/15, RBS (q)	33,700,681	103
Total Purchased Options (cost $244)		122

SHORT TERM INVESTMENTS - 17.4%
Investment Company - 5.0%
JNL Money Market Fund, 0.01% (a) (h)	11,621	11,621

Securities Lending Collateral - 12.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	28,804	28,804
Total Short Term Investments (cost $40,425)		40,425
Total Investments - 112.6% (cost $248,376)		260,985
Other Assets and Liabilities, Net - (12.6%)		(29,207)
Total Net Assets - 100.0%		$231,778

JNL/Neuberger Berman Strategic Income Fund

Non-U.S. Government Agency Asset-Backed Securities - 21.8%
Accredited Mortgage Loan Trust REMIC
0.49%, 12/25/35 (i)	$145	$138
0.45%, 04/25/36 (i)	2,380	2,052
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.64%, 05/25/35 (i)	4,600	3,762

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Aegis Asset Backed Securities Trust REMIC
0.72%, 03/25/35 (i)	645	611
0.65%, 08/25/35 (i)	3,090	2,674
American Airlines Pass-Through Trust, 4.38%, 10/01/22	4,170	4,311
Ameriquest Mortgage Securities Inc. REMIC, 0.66%, 07/25/35 (i)	3,750	3,309
Ameriquest Mortgage Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 0.67%, 09/25/35 (i)	1,480	1,314
Argent Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.07%, 10/25/34 (i)	719	668
Asset Backed Securities Corp. Home Equity REMIC, 0.37%, 01/25/36 (i)	101	97
Asset-Backed Pass-Through Certificates REMIC, 0.86%, 04/25/34 (i)	368	362
Banc of America Commercial Mortgage Trust REMIC
5.36%, 10/10/45	250	257
5.41%, 09/10/47	1,575	1,628
Bear Stearns Asset Backed Securities Trust REMIC
0.61%, 05/25/35 (i)	595	557
0.63%, 12/25/35 (i)	1,600	1,330
0.58%, 02/25/36 (i)	910	847
0.59%, 07/25/36 (i)	3,540	3,487
Carrington Mortgage Loan Trust REMIC
1.15%, 05/25/35 (i)	2,605	2,236
0.63%, 06/25/35 (i)	2,140	2,053
0.65%, 10/25/35 (i)	4,100	3,563
0.48%, 01/25/36 (i)	3,300	2,708
0.41%, 03/25/36 (i)	2,400	1,953
0.32%, 05/25/36 (i)	4,061	3,809
Centex Home Equity Loan Trust REMIC, 0.77%, 01/25/34 (i)	5,601	5,193
Citigroup Commercial Mortgage Trust REMIC
Interest Only, 1.27%, 09/10/23 (i)	12,946	828
Interest Only, 1.53%, 11/10/23 (i)	11,346	842
Interest Only, 1.10%, 10/10/47 (i)	14,264	1,140
Interest Only, 1.45%, 02/10/48 (i)	8,249	876
Citigroup Mortgage Loan Trust Inc. REMIC, 0.92%, 05/25/35 (i) (r)	169	164
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	525	553
Cobalt Commercial Mortgage-Backed Securities Trust REMIC
5.76%, 06/15/17 (i)	1,664	1,798
5.48%, 04/15/47 (i)	1,703	1,817
5.22%, 08/15/48	434	455
COMM Mortgage Trust REMIC
Interest Only, 1.41%, 10/10/23 (i)	10,999	906
Interest Only, 1.27%, 04/10/47 (i)	17,044	1,252
Commercial Mortgage Loan Trust REMIC, 6.03%, 09/10/17 (i)	1,483	1,586
Commercial Mortgage Pass-Through Certificates REMIC
5.90%, 07/15/17 (i)	1,311	1,404
5.54%, 01/15/49 (i)	290	309
Interest Only, 1.09%, 12/10/47 (i)	13,432	959
Commercial Mortgage Trust REMIC
Interest Only, 0.36%, 01/10/23 (i) (r)	2,500	69
Interest Only, 0.63%, 02/10/23 (i)	2,500	108
Countrywide Asset-Backed Certificates REMIC, 0.37%, 04/25/36 (i)	372	336
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 08/15/16	922	964
5.69%, 07/15/17 (i)	1,650	1,772
5.70%, 06/15/39 (i)	2,109	2,256
5.38%, 02/15/40	805	847
Ellington Loan Acquisition Trust REMIC, 1.27%, 05/25/37 (i) (r)	2,818	2,522
EquiFirst Mortgage Loan Trust REMIC
1.30%, 09/25/33 (i)	931	911
0.65%, 04/25/35 (i)	908	767
FBR Securitization Trust REMIC, 0.92%, 09/25/35 (i)	2,000	1,758
Fieldstone Mortgage Investment Trust REMIC, 1.30%, 03/25/35 (i)	3,950	3,545
First Franklin Mortgage Loan Trust REMIC, 0.91%, 12/25/34 (i)	130	123
Greenwich Capital Commercial Funding Corp. REMIC, 5.74%, 08/10/17	2,000	2,155
GS Mortgage Securities Trust REMIC
5.56%, 11/10/39	481	505
Interest Only, 1.28%, 01/10/24 (i)	13,416	1,009
Interest Only, 2.11%, 01/12/45 (i) (r)	950	98
Interest Only, 1.11%, 11/10/47 (i)	15,674	1,231
Home Equity Mortgage Loan Asset-Backed Trust REMIC, 0.66%, 08/25/35 (i)	1,639	1,490
Home Equity Mortgage Trust REMIC, 1.77%, 02/25/35 (i)	362	341
HSI Asset Securitization Corp. Trust REMIC
0.47%, 12/25/35 (i)	2,640	2,332
0.56%, 01/25/36 (i)	3,690	3,019
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	799	844
5.78%, 05/15/17 (i)	300	321
5.88%, 07/15/17 (i)	500	536
5.43%, 12/12/43	480	504
JPMorgan Mortgage Acquisition Trust REMIC
0.32%, 05/25/36 (i)	1,229	1,217
0.41%, 05/25/36 (i)	1,000	916
0.45%, 11/25/36 (i)	1,990	1,697
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 01/15/17	580	617
5.86%, 07/15/40 (i)	115	121
Long Beach Mortgage Loan Trust REMIC, 1.04%, 02/25/35 (i)	1,655	1,503
MASTR Asset Backed Securities Trust REMIC, 0.46%, 01/25/36 (i)	2,240	2,034
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	1,541	1,629
ML-CFC Commercial Mortgage Trust REMIC, 5.74%, 06/12/50 (i)	1,250	1,348
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.15%, 07/25/35 (i)	870	769
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
Interest Only, 1.23%, 11/15/23 (i)	13,803	1,004
Interest Only, 1.21%, 02/15/24 (i)	13,876	1,012
Interest Only, 1.00%, 10/15/47 (i)	18,753	1,024
Morgan Stanley Dean Witter Capital I Inc. Trust REMIC, 1.30%, 05/25/32 (i)	943	889
Morgan Stanley Home Equity Loan Trust REMIC, 0.45%, 02/25/36 (i)	700	635
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.82%, 12/25/34 (i)	690	656
1.21%, 02/25/35 (i)	1,375	1,281
0.80%, 06/25/35 (i)	2,300	1,983
People’s Choice Home Loan Securities Trust Series REMIC, 0.69%, 12/25/35 (i)	3,071	2,744

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Popular ABS Mortgage Pass-Through Trust REMIC
0.63%, 09/25/35 (i)	2,000	1,729
0.61%, 11/25/35 (i)	1,673	1,568
RAMP Trust REMIC
0.73%, 05/25/35 (i)	2,880	2,526
0.57%, 03/25/36 (i)	2,450	2,202
RASC Trust REMIC, 0.82%, 07/25/35 (i)	4,700	4,057
Renaissance Home Equity Loan Trust REMIC, 0.50%, 05/25/35 (i)	586	506
Residential Asset Securitization Trust REMIC, 0.85%, 03/25/33 (i)	143	127
Securitized Asset Backed Receivables LLC Trust REMIC, 0.79%, 01/25/35 (i)	1,609	1,496
Soundview Home Loan Trust REMIC
0.62%, 06/25/35 (i)	3,200	2,800
0.68%, 08/25/35 (i)	740	649
0.64%, 11/25/35 (i)	4,500	3,745
0.39%, 12/25/36 (i)	3,540	2,973
0.34%, 03/25/37 (i)	3,130	2,887
Structured Asset Investment Loan Trust REMIC
1.30%, 06/25/33 (i)	242	232
0.97%, 07/25/34 (i)	843	797
0.83%, 04/25/35 (i)	980	908
Structured Asset Securities Corp. REMIC, 0.69%, 02/25/35 (i)	3,524	3,073
Structured Asset Securities Corp. Mortgage Loan Trust REMIC
0.60%, 05/25/35 (i)	200	194
0.75%, 11/25/35 (i)	3,300	2,782
0.33%, 04/25/36 (i)	5,480	5,173
0.34%, 12/25/36 (i)	940	795
UBS Commercial Mortgage Trust Interest Only REMIC, 2.28%, 05/10/45 (i) (r)	8,269	941
UBS-Barclays Commercial Mortgage Trust REMIC
Interest Only, 2.12%, 06/10/22 (i) (r)	2,391	256
Interest Only, 1.84%, 12/10/45 (i) (r)	1,699	169
Wachovia Bank Commercial Mortgage Trust REMIC, 5.71%, 06/15/49 (i)	2,860	3,058
Wells Fargo Commercial Mortgage Trust REMIC, 1.29%, 04/15/19	1,082	1,082
Wells Fargo-RBS Commercial Mortgage Trust REMIC
Interest Only, 1.49%, 03/15/45 (i) (r)	2,257	159
Interest Only, 2.20%, 11/17/45 (i) (r)	762	83
Interest Only, 1.20%, 08/15/47 (i)	15,609	1,215
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,920)		165,432

CORPORATE BONDS AND NOTES - 26.0%
CONSUMER DISCRETIONARY - 0.6%
Columbus International Inc., 7.38%, 03/30/21 (r)	283	297
D.R. Horton Inc., 4.00%, 02/15/20	2,310	2,333
Viacom Inc., 5.25%, 04/01/44	1,900	2,030
		4,660
CONSUMER STAPLES - 0.7%
BRF SA, 4.75%, 05/22/24 (r)	410	399
Grupo Bimbo SAB de CV, 4.88%, 06/27/44 (r)	2,335	2,364
Marfrig Holding Europe BV
8.38%, 05/09/18	450	425
6.88%, 06/24/19 (r)	200	170
Marfrig Overseas Ltd., 9.50%, 05/04/20 (r)	250	236
Minerva Luxembourg SA, 7.75%, 01/31/23	580	572
Reynolds American Inc., 4.75%, 11/01/42	1,365	1,408
		5,574
ENERGY - 4.9%
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (r)	200	217
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	256	272
Ecopetrol SA, 5.88%, 05/28/45	1,231	1,154
Empresa Nacional del Petroleo, 4.38%, 10/30/24 (r)	200	204
Energy Transfer Partners LP, 6.50%, 02/01/42	1,905	2,210
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38 (r)	200	209
Genel Energy Finance Plc, 7.50%, 05/14/19	200	177
Intergas Finance BV, 6.38%, 05/14/17	400	395
KazMunaiGaz Finance Sub BV, 9.13%, 07/02/18	500	543
KazMunayGas National Co. JSC
7.00%, 05/05/20	500	508
6.38%, 04/09/21	200	199
4.88%, 05/07/25 (r)	200	173
4.88%, 05/07/25	200	173
5.75%, 04/30/43	1,290	1,013
Kinder Morgan Energy Partners LP
6.50%, 09/01/39	1,660	1,889
5.50%, 03/01/44	1,840	1,925
5.40%, 09/01/44	1,720	1,782
Kinder Morgan Inc., 5.55%, 06/01/45	4,485	4,729
Pacific Rubiales Energy Corp., 5.63%, 01/19/25 (r)	678	399
Pertamina Persero PT
6.00%, 05/03/42	200	203
5.63%, 05/20/43	650	631
6.45%, 05/30/44 (r)	541	582
Petrobras International Finance Co., 5.75%, 01/20/20	208	193
Petroleos de Venezuela SA
5.25%, 04/12/17	1,043	428
9.00%, 11/17/21	400	148
6.00%, 05/16/24	2,100	680
5.50%, 04/12/37	200	62
Petroleos Mexicanos
4.25%, 01/15/25	150	152
6.50%, 06/02/41	850	963
5.50%, 06/27/44	850	857
6.38%, 01/23/45	642	718
Phillips 66 Partners LP, 3.61%, 02/15/25	1,990	1,993
Reliance Industries Ltd., 4.88%, 02/10/45 (r)	250	237
Sinopec Group Overseas Development 2012 Ltd., 3.90%, 05/17/22	600	629
Sinopec Group Overseas Development 2013 Ltd., 4.38%, 10/17/23 (r)	600	650
State Oil Co. of the Azerbaijan Republic, 4.75%, 03/13/23	1,130	1,038
Transocean Inc., 3.80%, 10/15/22 (e) (l)	5,805	4,230
Williams Partners LP, 3.60%, 03/15/22	4,285	4,258
		36,823
FINANCIALS - 11.2%
Allstate Corp., 5.75%, 08/15/53 (i)	3,280	3,571
Ally Financial Inc., 3.25%, 02/13/18	3,695	3,658
American Express Co.
4.90% (callable at 100 beginning 03/15/20) (m)	3,190	3,236
5.20% (callable at 100 beginning 11/15/19) (m)	1,830	1,857

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Bank of America Corp.
5.12% (callable at 100 beginning 06/17/19) (m)	2,515	2,491
6.10% (callable at 100 beginning 03/17/25) (m)	1,755	1,780
6.25% (callable at 100 beginning 09/05/24) (m)	1,465	1,493
Banque Centrale de Tunisie SA, 5.75%, 01/30/25 (r)	788	795
Citigroup Inc.
5.80% (callable at 100 beginning 11/15/19) (m)	2,925	2,932
6.30% (callable at 100 beginning 05/15/24) (m)	1,815	1,854
Comcel Trust, 6.88%, 02/06/24 (r)	600	639
Corp. Financiera de Desarrollo SA, 5.25%, 07/15/29 (i) (r)	408	424
Corporate Office Properties LP, 3.70%, 06/15/21	4,810	4,862
Country Garden Holdings Co. Ltd., 7.88%, 05/27/19	200	208
Credit Suisse Group AG, 6.25%, (callable at 100 beginning 12/18/24) (m) (r)	570	560
Deutsche Bank AG, 4.50%, 04/01/25	3,720	3,717
Education Realty Operating Partnership LP, 4.60%, 12/01/24	3,325	3,459
Entertainment Properties Trust, 5.75%, 08/15/22	2,200	2,422
Export Credit Bank of Turkey, 5.00%, 09/23/21 (r)	700	702
General Electric Capital Corp., 5.25%, (callable at 100 beginning 06/15/23) (m)	2,615	2,687
General Motors Financial Co. Inc., 3.15%, 01/15/20	5,840	5,910
Goldman Sachs Group Inc., 5.70%, (callable at 100 beginning 05/10/19) (m)	4,210	4,330
HSBC Holdings Plc, 5.63%, (callable at 100 beginning 01/17/20) (e) (m)	2,030	2,062
ING US Inc., 5.65%, 05/15/53 (i)	3,605	3,767
International Bank of Azerbaijan OJSC, 5.63%, 06/11/19	400	365
Jefferies Group LLC, 6.50%, 01/20/43	1,460	1,453
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (m)	2,940	2,888
6.00% (callable at 100 beginning 08/01/23) (m)	2,655	2,688
Morgan Stanley
5.45% (callable at 100 beginning 07/15/19) (m)	3,925	3,954
5.55% (callable at 100 beginning 07/15/20) (m)	3,515	3,550
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (r)	5,240	5,275
Prudential Financial Inc., 5.20%, 03/15/44 (e) (i)	2,275	2,316
Rio Oil Finance Trust, 6.25%, 07/06/24 (r)	633	578
Shimao Property Holdings Ltd., 8.13%, 01/22/21	200	208
Sistema JSFC via Sistema International Funding SA, 6.95%, 05/17/19	540	486
TC Ziraat Bankasi A/S, 4.25%, 07/03/19 (r)	381	377
TC Ziraat Bankasi AS, 4.25%, 07/03/19	250	248
Trust F/1401, 5.25%, 12/15/24	200	215
Vnesheconombank Via VEB Finance Plc
6.90%, 07/09/20	300	275
6.03%, 07/05/22	380	320
		84,612
HEALTH CARE - 0.9%
Actavis Funding SCS
3.45%, 03/15/22	5,030	5,152
4.75%, 03/15/45	1,850	1,963
		7,115
INDUSTRIALS - 1.9%
Air Lease Corp.
3.88%, 04/01/21	1,525	1,571
4.25%, 09/15/24	2,995	3,085
CITIC Ltd., 6.80%, 01/17/23	250	296
ERAC USA Finance LLC, 4.50%, 02/15/45 (r)	3,225	3,263
Kazakhstan Temir Zholy Finance BV, 6.95%, 07/10/42	200	183
Masco Corp., 4.45%, 04/01/25	3,210	3,314
Russian Railways via RZD Capital Plc, 5.74%, 04/03/17	400	400
Trinity Industries Inc., 4.55%, 10/01/24	2,455	2,468
		14,580
INFORMATION TECHNOLOGY - 0.4%
Seagate HDD Cayman, 4.75%, 06/01/23	1,100	1,156
Xerox Corp., 2.75%, 09/01/20	1,865	1,868
		3,024
MATERIALS - 2.1%
Cemex Espana Luxembourg, 9.88%, 04/30/19	150	167
Cemex SAB de CV
7.25%, 01/15/21 (r)	350	374
6.13%, 05/05/25 (r)	200	202
Codelco
6.15%, 10/24/36	350	424
4.88%, 11/04/44	200	209
Corp Nacional del Cobre de Chile, 5.63%, 09/21/35	360	417
Freeport-McMoRan Inc., 4.55%, 11/14/24 (e)	9,155	8,796
LyondellBasell Industries NV, 4.63%, 02/26/55	3,310	3,273
Mexichem SAB de CV, 5.88%, 09/17/44 (r)	1,850	1,813
		15,675
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc., 5.35%, 09/01/40	4,575	4,993
Qwest Corp., 6.75%, 12/01/21	3,255	3,731
Sixsigma Networks Mexico SA de CV, 8.25%, 11/07/21 (r)	200	209
Verizon Communications Inc.
6.55%, 09/15/43	610	792
4.67%, 03/15/55 (r)	6,458	6,326
		16,051
UTILITIES - 1.2%
Abengoa Transmision Sur SA, 6.88%, 04/30/43 (r)	200	225
Dominion Resources Inc., 5.75%, 10/01/54 (i)	3,025	3,232
Electricite de France, 5.63%, (callable at 100 beginning 01/22/24) (m) (r)	3,940	4,196
Empresa Electrica Angamos SA, 4.88%, 05/25/29 (r)	200	198
Eskom Holdings SOC Ltd.
6.75%, 08/06/23	350	348
7.13%, 02/11/25 (r)	219	221
Hrvatska Elektroprivreda, 6.00%, 11/09/17	200	210
Majapahit Holding BV, 7.25%, 06/28/17	200	219
		8,849
Total Corporate Bonds and Notes (cost $197,638)		196,963

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 56.6%
GOVERNMENT SECURITIES - 27.1%
Federal Home Loan Bank - 0.9% (w)
Federal Home Loan Bank, 5.50%, 07/15/36	5,055	7,091
Sovereign - 15.5%
Australia Government Bond, 3.25%, 04/21/25, AUD	9,385	7,737
Banco Nacional de Desenvolvimento Economico e Social
4.00%, 04/14/19 (r)	200	198
5.50%, 07/12/20	100	104
Belize Government International Bond, 5.00%, 02/20/38 (k)	1,138	832
Bermuda Government International Bond, 4.85%, 02/06/24 (r)	600	631
Bolivia Government International Bond
5.95%, 08/22/23 (r)	900	929
5.95%, 08/22/23	1,250	1,292
Brazil Government International Bond
4.25%, 01/07/25	943	924
8.25%, 01/20/34	100	130
7.13%, 01/20/37	1,200	1,425
5.63%, 01/07/41	650	661
Colombia Government International Bond
8.13%, 05/21/24	1,140	1,513
7.38%, 09/18/37	300	400
5.63%, 02/26/44	350	391
5.00%, 06/15/45	450	462
Costa Rica Government International Bond
7.00%, 04/04/44	550	560
7.16%, 03/12/45 (r)	336	346
Croatia Government International Bond
6.75%, 11/05/19	400	443
6.63%, 07/14/20	200	222
6.00%, 01/26/24 (r)	260	288
Development Bank of Mongolia LLC, 5.75%, 03/21/17	400	375
Dominican Republic International Bond
6.60%, 01/28/24	200	218
7.45%, 04/30/44	100	113
7.45%, 04/30/44 (r)	188	212
6.85%, 01/27/45 (r)	186	195
6.85%, 01/27/45	200	210
Ecuador Government International Bond
10.50%, 03/24/20 (r)	564	565
7.95%, 06/20/24	1,650	1,456
Egypt Government International Bond, 6.88%, 04/30/40	500	504
El Salvador Government International Bond
6.38%, 01/18/27	884	884
6.38%, 01/18/27 (r)	207	207
7.65%, 06/15/35	200	210
Federal Democratic Republic of Ethiopia, 6.63%, 12/11/24 (r)	239	232
Hungary Government International Bond
6.25%, 01/29/20	1,000	1,138
6.38%, 03/29/21	280	325
5.75%, 11/22/23	846	973
7.63%, 03/29/41	1,190	1,721
Indonesia Government International Bond
11.63%, 03/04/19	350	466
5.88%, 03/13/20	650	735
8.50%, 10/12/35	710	1,025
7.75%, 01/17/38	400	546
4.63%, 04/15/43	300	293
6.75%, 01/15/44	250	320
Italy Buoni Poliennali Del Tesoro
2.50%, 12/01/24, EUR	3,375	4,044
4.00%, 02/01/37, EUR	3,250	4,749
Ivory Coast Government International Bond
5.38%, 07/23/24	500	472
5.38%, 07/23/24 (r)	400	378
6.38%, 03/03/28	400	401
7.77%, 12/31/32	1,950	1,853
Jamaica Government International Bond, 7.63%, 07/09/25	303	336
Kazakhstan Government International Bond
3.88%, 10/14/24 (r)	276	255
4.88%, 10/14/44	200	172
Kenya Government International Bond, 6.88%, 06/24/24 (r)	472	493
Mexico Bonos, 7.75%, 11/13/42, MXN	128,590	9,773
Mexico Government International Bond, 4.75%, 03/08/44	200	210
Mongolia Government International Bond, 5.13%, 12/05/22	1,000	840
Morocco Government International Bond, 5.50%, 12/11/42	300	334
New Zealand Government Bond, 5.50%, 04/15/23, NZD	14,150	12,259
Nigeria Government International Bond
5.13%, 07/12/18	200	195
6.75%, 01/28/21	400	410
6.38%, 07/12/23	550	552
Pakistan Government International Bond
7.25%, 04/15/19 (r)	200	206
8.25%, 04/15/24	850	896
Panama Government International Bond
4.00%, 09/22/24	200	210
8.88%, 09/30/27	150	221
6.70%, 01/26/36	480	629
Peruvian Government International Bond, 5.63%, 11/18/50	200	244
Republic of Armenia, 7.15%, 03/26/25 (r)	1,003	978
Republic of Azerbaijan International Bond, 4.75%, 03/18/24	500	498
Republic of Ghana
7.88%, 08/07/23	750	711
8.13%, 01/18/26 (r)	428	406
Republic of Iraq, 5.80%, 01/15/28	1,058	883
Republic of Panama, 3.75%, 03/16/25	200	205
Republic of Paraguay, 6.10%, 08/11/44 (r)	366	402
Republic of Serbia
7.25%, 09/28/21	800	922
6.75%, 11/01/24 (k)	223	227
Republic of Turkey
7.50%, 07/14/17	800	890
6.88%, 03/17/36	140	173
Romania Government International Bond
6.75%, 02/07/22	650	786
6.13%, 01/22/44 (r)	332	422
Russia Government International Bond
5.00%, 04/29/20	1,600	1,602
7.50%, 03/31/30	1,998	2,292
Senegal Government International Bond
6.25%, 07/30/24	1,300	1,267
6.25%, 07/30/24 (r)	200	195
Slovenia Government International Bond
4.13%, 02/18/19 (r)	240	254
5.25%, 02/18/24 (r)	1,240	1,423
South Africa Government Bond, 6.50%, 02/28/41, ZAR	166,885	11,064
South Africa Government International Bond
6.88%, 05/27/19	200	230

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
5.88%, 09/16/25	1,550	1,775
Spain Government Bond
1.95%, 07/30/30, EUR	2,955	3,312
5.15%, 10/31/44 (r), EUR	3,435	6,285
Tennessee Valley Authority, 5.25%, 09/15/39	1,155	1,513
Turkey Government International Bond
7.38%, 02/05/25	759	942
11.88%, 01/15/30	100	176
6.63%, 02/17/45	500	619
United Kingdom Treasury Bond, 1.75%, 09/07/22, GBP	1,345	2,042
United Mexican States, 6.05%, 01/11/40	600	741
Venezuela Government International Bond
8.25%, 10/13/24	2,250	776
9.25%, 05/07/28	1,250	447
9.38%, 01/13/34	650	239
Vietnam Government International Bond
6.75%, 01/29/20	100	113
4.80%, 11/19/24 (r)	200	208
		117,561
Treasury Inflation Index Securities - 5.2%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.55%, 09/15/41 (n), EUR	4,454	7,092
New Zealand Government Inflation Indexed Bond, 2.50%, 09/20/35 (i) (s), NZD	3,205	2,655
U.S. Treasury Inflation Indexed Note
2.00%, 01/15/26 (n)	13,942	16,527
1.75%, 01/15/28 (n)	2,694	3,156
3.88%, 04/15/29 (n)	6,568	9,651
		39,081
U.S. Treasury Securities - 5.5%
U.S. Treasury Bond
5.50%, 08/15/28	1,210	1,683
4.50%, 02/15/36	1,050	1,431
U.S. Treasury Note
0.63%, 11/30/17	1,590	1,583
3.63%, 08/15/19	5,530	6,082
2.13%, 12/31/21	1,365	1,403
2.75%, 02/15/24	27,710	29,695
		41,877
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 29.5%
Federal Home Loan Mortgage Corp. - 8.2%
Federal Home Loan Mortgage Corp.
4.00%, 04/15/45, TBA (g)	36,015	38,474
4.50%, 04/15/45, TBA (g)	21,910	23,865
		62,339
Federal National Mortgage Association - 20.2%
Federal National Mortgage Association
3.00%, 04/15/30, TBA (g)	7,295	7,646
3.50%, 04/15/45, TBA (g)	4,110	4,318
4.00%, 04/15/45, TBA (g)	70,090	74,945
5.00%, 04/15/45, TBA (g)	6,790	7,550
4.50%, 05/15/45, TBA (g)	53,660	58,397
		152,856
Government National Mortgage Association - 1.1%
Government National Mortgage Association
3.50%, 04/15/45, TBA (g)	2,125	2,236
4.00%, 04/15/45, TBA (g)	5,820	6,203
		8,439
Total Government and Agency Obligations (cost $425,587)		429,244

INVESTMENT COMPANIES - 9.7%
iShares iBoxx High Yield Corporate Bond Fund	208	18,851
SPDR Barclays High Yield Bond ETF	464	18,200
SPDR Barclays Short Term High Yield Bond ETF	1,240	36,220
Total Investment Companies (cost $74,309)		73,271

VARIABLE RATE SENIOR LOAN INTERESTS - 13.8% (i)
CONSUMER DISCRETIONARY - 5.9%
99 Cents Only Stores Term Loan, 5.25%, 01/11/19	$1,000	1,000
Acosta, Inc. Term Loan B, 5.00%, 09/26/21	998	1,007
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 4.25%, 07/07/20	998	996
Allison Transmission Inc. Term Loan, 3.75%, 08/23/19	1,965	1,964
AOT Bedding Super Holdings LLC Term Loan, 5.00%, 09/20/19	1,600	1,602
Aramark Corp. Term Loan, 3.25%, 02/21/21	1,978	1,973
Burger King NewCo Term Loan B, 4.50%, 09/23/21	1,987	2,006
Charter Communications Term Loan, 4.25%, 08/12/21	1,000	1,008
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	1,000	1,003
Cumulus Media Inc. Term Loan, 4.25%, 12/31/20	2,002	1,963
Dollar Tree Inc. Term Loan, 4.25%, 02/06/22	2,000	2,020
Ellucian Term Loan, 4.00%, 07/19/18	1,914	1,911
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	1,600	1,601
Media General Inc. Term Loan B, 4.25%, 07/18/20	1,000	1,004
Michaels Stores Inc. Term Loan, 3.75%, 02/01/20	1,969	1,970
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	2,000	1,982
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/23/20	1,206	1,209
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/23/20	1,044	1,046
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19	1,000	998
Petsmart Inc. Term Loan, 5.00%, 03/10/22	1,000	1,007
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,995	1,998
ServiceMaster Co. LLC Term Loan, 4.25%, 06/24/21	1,995	1,985
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/02/20	1,824	1,827
Tribune Company Initial Term Loan, 4.00%, 11/15/20	1,844	1,845
Twin Rivers Casino First Lein Term Loan B, 0.00%, 07/10/20 (z)	1,000	999
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	188	187
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	1,774	1,770
WideOpenWest Finance LLC Term Loan B, 4.75%, 04/01/19	1,000	1,000
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/01/20	1,985	1,935
Ziggo BV Term Loan B-1, 3.25%, 01/15/22	740	735
Ziggo BV Term Loan B-2, 3.25%, 01/15/22	477	474
Ziggo BV Term Loan B-3, 3.50%, 01/15/22	784	779
		44,804
CONSUMER STAPLES - 0.7%
HJ Heinz Co. Term Loan B-2, 3.25%, 03/27/20	1,307	1,308

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Post Holdings Inc. Term Loan, 3.75%, 06/02/21	997	999
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.00%, 11/26/18	1,924	1,931
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	989	989
		5,227
FINANCIALS - 0.9%
Capital Automotive LP Term Loan B, 4.00%, 04/05/19	1,990	1,995
INEOS Finance Plc Term Loan, 0.00%, 03/11/22 (z)	1,000	1,000
Realogy Corp. Term Loan, 3.75%, 03/05/20	2,073	2,069
Vantiv LLC Term Loan B, 3.75%, 06/15/21	1,704	1,709
		6,773
HEALTH CARE - 1.2%
Amsurg Corp. Term Loan B, 3.75%, 07/08/21	1,744	1,747
Community Health Systems Inc. Term Loan, 3.43%, 12/31/18	539	539
Community Health Systems Inc. Term Loan D, 4.25%, 01/15/21	1,436	1,443
Par Pharmaceutical Cos. Inc. Term Loan B-3, 4.25%, 09/28/19	2,000	1,997
Pharmaceutical Product Development Inc. Term Loan, 4.25%, 12/05/18	1,000	1,000
Valeant Pharmaceuticals Inc. Term Loan, 3.50%, 08/05/20	724	724
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 02/13/19	72	73
3.50%, 12/11/19	861	861
0.00%,03/13/22 (z)	217	218
0.00%,03/13/22 (z)	283	284
		8,886
INDUSTRIALS - 1.4%
ADS Waste Holdings Inc. Term Loan B-2, 0.00%, 10/09/19 (z)	1,000	988
American Airlines Inc. Term Loan B, 3.75%, 06/27/19	1,970	1,968
Delta Air Lines Inc. Term Loan, 3.25%, 04/20/17	1,939	1,937
DuPont Performance Coatings Inc. Term Loan, 3.75%, 02/01/20	1,888	1,876
Emerald Expositions Holdings Inc. Term Loan, 5.50%, 06/12/20	1,000	1,002
Hertz Corp. Term Loan, 3.75%, 03/11/18	1,000	999
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	1,000	1,004
TransDigm Inc. Term Loan D, 3.75%, 05/22/21	1,000	997
		10,771
INFORMATION TECHNOLOGY - 1.4%
Avago Technologies Term Loan, 3.75%, 04/01/21	866	867
Dell Inc. Term Loan B, 4.50%, 03/24/20	1,000	1,007
First Data Corp. Extended Term Loan, 4.17%, 03/24/21	777	779
First Data Corp. Replacement Term Loan, 3.67%, 03/23/18	100	100
First Data Corp. Term Loan B, 3.67%, 09/24/18	1,144	1,142
Freescale Semiconductor Ltd. Term Loan, 4.25%, 03/01/20	1,974	1,977
Kronos Inc. Extended Term Loan, 4.50%, 10/31/19	1,000	1,001
Mitchell International Inc. Term Loan B, 4.50%, 09/27/20	995	995
Presidio Inc. Term Loan, 6.25%, 01/22/22	1,000	996
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/15/20	1,747	1,752
		10,616
MATERIALS - 1.0%
Berlin Packaging LLC 1st Lien Term Loan, 4.50%, 09/11/21	1,995	1,997
Berry Plastics Corp. Term Loan D, 3.50%, 01/29/20	1,969	1,964
BWAY Holding Co. Term Loan B, 5.50%, 08/14/20	997	1,006
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	1,970	1,776
MacDermid Inc. 1st Lien Term Loan, 4.50%, 06/15/20	1,000	1,003
		7,746
TELECOMMUNICATION SERVICES - 1.0%
Consolidated Communications Inc. Term Loan B, 0.00%, 12/23/20 (z)	1,000	1,003
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	1,941	1,933
Level 3 Communications Inc. Term Loan, 4.00%, 01/15/20	900	901
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	1,160	1,161
Mediacom LLC Term Loan, 3.75%, 06/30/21	1,980	1,974
Zayo Group LLC Term Loan B, 0.00%, 07/02/19 (z)	1,000	1,001
		7,973
UTILITIES - 0.3%
Calpine Corp. Term Loan, 4.00%, 04/01/18	1,079	1,081
Calpine Corp. Term Loan B-2, 4.00%, 04/01/18	789	790
Calpine Corp. Term Loan B-3, 4.00%, 04/01/18 (i)	91	92
		1,963
Total Variable Rate Senior Loan Interests (cost $105,019)		104,759

SHORT TERM INVESTMENTS - 4.5%
Investment Companies - 2.7%
JNL Money Market Fund, 0.01% (a) (h)	20,228	20,228
Total Investment Companies (cost $20,228)		20,228

Securities Lending Collateral - 1.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	13,455	13,455
Total Short Term Investments (cost $33,683)		33,683
Total Investments - 132.4% (cost $999,156)		1,003,352
Other Assets and Liabilities, Net - (32.4%)		(245,706)
Total Net Assets - 100.0%		$757,646

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 95.2%
BRAZIL - 2.6%
AMBEV SA - ADR	1,302	$7,502
BM&F Bovespa SA	1,956	6,822
Embraer SA - ADR (e)	353	10,868
Itau Unibanco Holding SA - ADR	769	8,506
Vale SA - ADR (e)	384	2,169
		35,867

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
CAYMAN ISLANDS - 0.1%
Theravance Biopharma Inc. (c) (e)	75	1,304

CHINA - 0.6%
JD.com Inc. - ADR - Class B (c)	261	7,667

DENMARK - 0.4%
FLSmidth & Co. A/S	124	5,573

FRANCE - 4.9%
Kering SA	93	18,130
LVMH Moet Hennessy Louis Vuitton SE	139	24,518
Societe Generale - Class A	241	11,629
Technip SA	216	13,071
		67,348
GERMANY - 7.9%
Allianz SE	135	23,401
Bayer AG	153	22,955
Deutsche Bank AG	339	11,765
Linde AG	72	14,635
SAP AG	327	23,616
Siemens AG	111	12,033
		108,405
INDIA - 3.1%
DLF Ltd.	5,732	14,449
ICICI Bank Ltd. - ADR	1,990	20,617
Zee Entertainment Enterprises Ltd.	1,444	7,884
		42,950
ITALY - 1.5%
Brunello Cucinelli SpA	52	913
Gtech SpA (e)	355	7,031
Prysmian SpA	250	5,150
Tod’s SpA	79	7,192
		20,286
JAPAN - 11.4%
Dai-Ichi Life Insurance Co. Ltd.	1,017	14,747
Fanuc Ltd.	52	11,440
KDDI Corp.	1,011	22,845
Keyence Corp.	46	24,881
Kyocera Corp.	300	16,385
Murata Manufacturing Co. Ltd. (e)	234	32,096
Nidec Corp. (e)	273	18,129
Seibu Holdings Inc. (e)	112	2,888
Sumitomo Mitsui Financial Group Inc.	313	11,993
		155,404
MEXICO - 0.7%
Fomento Economico Mexicano SAB de CV - ADR (c)	109	10,162

NETHERLANDS - 2.1%
Airbus Group NV	448	29,131

RUSSIAN FEDERATION - 0.3%
Alrosa AO	3,059	3,787

SPAIN - 3.5%
Banco Bilbao Vizcaya Argentaria SA	1,561	15,766
Inditex SA	729	23,399
Repsol SA	450	8,381
		47,546
SWEDEN - 4.0%
Assa Abloy AB - Class B	357	21,246
Telefonaktiebolaget LM Ericsson - Class B	2,705	33,957
		55,203
SWITZERLAND - 4.9%
Credit Suisse Group AG	609	16,382
Nestle SA	181	13,621
Roche Holding AG	45	12,296
UBS Group AG (c)	1,354	25,394
		67,693
UNITED KINGDOM - 3.0%
Circassia Pharmaceuticals Plc (c) (e)	1,362	5,632
Earthport Plc (c)	3,057	1,996
Shire Plc	123	9,772
Unilever Plc	551	22,983
		40,383
UNITED STATES OF AMERICA - 44.2%
3M Co.	122	20,111
ACADIA Pharmaceuticals Inc. (c)	235	7,653
Adobe Systems Inc. (c)	305	22,547
Aetna Inc.	261	27,775
Altera Corp.	703	30,173
Anthem Inc.	178	27,530
Biogen Inc. (c)	37	15,446
BioMarin Pharmaceutical Inc. (c)	102	12,752
Bluebird Bio Inc. (c)	38	4,568
Celldex Therapeutics Inc. (c) (e)	565	15,739
Citigroup Inc.	512	26,377
Clovis Oncology Inc. (c) (e)	106	7,858
Colgate-Palmolive Co.	386	26,745
eBay Inc. (c)	515	29,724
Emerson Electric Co.	184	10,438
Facebook Inc. - Class A (c)	251	20,670
FNF Group	290	10,651
Gilead Sciences Inc. (c)	176	17,243
Goldman Sachs Group Inc.	108	20,361
Google Inc. - Class A (c)	38	21,023
Google Inc. - Class C (c)	34	18,747
Intuit Inc.	251	24,382
Maxim Integrated Products Inc.	690	24,013
McDonald’s Corp.	103	10,006
McGraw-Hill Financial. Inc.	368	38,022
Medivation Inc. (c)	54	6,938
Qihoo 360 Technology Co. Ltd. - ADR (c) (e)	73	3,730
St. Jude Medical Inc.	131	8,581
Theravance Inc. (e)	306	4,808
Tiffany & Co.	199	17,480
United Parcel Service Inc. - Class B	153	14,803
Vertex Pharmaceuticals Inc. (c)	118	13,874
Walt Disney Co.	263	27,555
Zimmer Holdings Inc.	137	16,141
		604,464
Total Common Stocks (cost $1,029,927)		1,303,173

PREFERRED STOCKS - 2.0%
GERMANY - 2.0%
Bayerische Motoren Werke AG	288	26,625

INDIA - 0.0%
Zee Entertainment Enterprises Ltd.	28,061	368
Total Preferred Stocks (cost $20,539)		26,993

RIGHTS - 0.0%
SPAIN - 0.0%
Banco Bilbao Vizcaya Argentaria SA (c)	1,561	225
Total Rights (cost $225)		225

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
SHORT TERM INVESTMENTS - 5.2%
Investment Company - 2.8%
JNL Money Market Fund, 0.01% (a) (h)	37,703	37,703

Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	32,977	32,977
Total Short Term Investments (cost $70,680)		70,680
Total Investments - 102.4% (cost $1,121,371)		1,401,071
Other Assets and Liabilities, Net - (2.4%)		(32,594)
Total Net Assets - 100.0%		$1,368,477

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 9.1%
Aegis Asset Backed Securities Trust REMIC, 0.87%, 03/25/35 (i)	$1,200	$954
Aquilae CLO Plc, 0.40%, 01/17/23 (i), EUR	590	630
Arran Residential Mortgages Funding Plc, 1.50%, 11/19/47 (i) (r), EUR	7,668	8,293
Banc of America Commercial Mortgage Trust REMIC
5.57%, 05/10/17 (i)	2,900	3,094
5.75%, 07/10/17 (i)	2,187	2,375
5.89%, 07/10/44 (i)	1,857	1,937
Banc of America Mortgage Trust REMIC, 2.68%, 06/25/35 (i)	173	165
Banc of America Re-REMIC Trust REMIC
5.59%, 05/24/17 (i) (r)	1,023	1,066
5.65%, 07/17/17 (i) (r)	532	554
Banca Monte dei Paschi di Siena SpA, 4.88%, 09/15/16, EUR	700	801
BCAP LLC REMIC
5.42%, 04/26/17 (i) (r)	1,267	1,244
5.25%, 05/26/22 (r)	2,983	3,097
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.55%, 05/25/33 (i)	40	40
2.80%, 02/25/34 (i)	301	295
3.01%, 11/25/34 (i)	298	300
2.52%, 01/25/35 (i)	205	194
2.51%, 03/25/35 (i)	35	35
2.64%, 03/25/35 (i)	400	388
2.05%, 08/25/35 (i)	47	47
Bear Stearns Alt-A Trust REMIC
2.31%, 01/25/36 (i)	567	451
2.49%, 08/25/36 (i)	256	184
Bear Stearns Asset Backed Securities Trust REMIC, 1.17%, 08/25/37 (i)	719	671
Bear Stearns Structured Products Inc. Trust REMIC, 3.07%, 12/26/46 (i)	761	558
Chase Mortgage Finance Corp. REMIC, 2.47%, 02/25/37 (i)	74	73
Citigroup Mortgage Loan Trust Inc. REMIC
2.23%, 08/25/35 (i)	54	54
2.28%, 08/25/35 (i)	76	76
2.57%, 08/25/35 (i)	410	296
0.25%, 01/25/37 (i)	110	74
0.23%, 05/25/37 (i)	236	198
2.72%, 09/25/37 (i)	1,569	1,401
College Loan Corp. Trust, 0.51%, 01/25/24 (i)	800	775
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 11/10/15 (r)	3,383	3,401
Countrywide Asset-Backed Certificates REMIC
0.42%, 10/25/34 (i)	56	56
0.35%, 12/25/34 (i)	1,605	1,572
0.35%, 09/25/36 (i)	197	192
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.59%, 08/25/34 (i)	294	256
2.32%, 11/20/34 (i)	232	218
2.35%, 04/20/35 (i)	252	251
Credit Suisse Mortgage Capital Certificates REMIC
5.47%, 07/16/16 (i) (r)	1,055	1,094
5.38%, 11/15/16 (r)	739	767
5.70%, 06/15/39 (e) (i)	3,043	3,256
Credit Suisse Mortgage Capital Mortgage-Backed Trust REMIC, 5.86%, 02/25/37 (i)	907	532
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.29%, 07/25/37 (i) (r)	171	114
CS First Boston Mortgage Securities Corp. REMIC, 2.36%, 04/25/34 (i)	241	241
CWABS Asset-Backed Certificates Trust REMIC, 0.52%, 04/25/36 (i)	2,432	2,389
DBUBS Mortgage Trust REMIC, 3.39%, 06/10/16 (r)	13,336	13,654
Elm CLO Ltd., 1.64%, 01/17/23 (i) (r)	9,800	9,787
First NLC Trust REMIC, 0.24%, 08/25/37 (i) (r)	358	202
Granite Mortgages Plc, 0.95%, 09/20/44 (i), GBP	252	373
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	4,000	4,221
Grifonas Finance Plc, 0.40%, 08/28/39 (i), EUR	1,203	898
GS Mortgage Securities Trust REMIC, 4.59%, 07/10/20 (r)	4,300	4,802
GSR Mortgage Loan Trust REMIC, 2.75%, 01/25/35 (i)	257	244
Harborview Mortgage Loan Trust REMIC, 2.32%, 04/19/34 (i)	379	375
Hillmark Funding, 0.51%, 05/21/21 (i) (r)	6,082	6,019
Indymac Index Mortgage Loan Trust REMIC
2.46%, 03/25/35 (i)	671	672
2.75%, 11/25/35 (i)	719	644
JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 5.79%, 08/12/17 (i)	3,994	4,312
JPMorgan Mortgage Trust REMIC
2.54%, 07/25/35 (i)	225	226
2.53%, 08/25/35 (i)	453	428
2.55%, 08/25/35 (i)	310	306
5.03%, 09/25/35 (i)	83	81
2.17%, 07/27/37 (i) (r)	814	701
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 01/15/17	5,995	6,375
Lehman Brothers Mortgage Loan Trust REMIC, 0.26%, 06/25/37 (i) (r)	338	219
Magi Funding Plc, 0.43%, 04/11/21 (i) (r), EUR	282	303
MASTR Adjustable Rate Mortgages Trust REMIC, 2.17%, 12/25/33 (i)	542	544
Merrill Lynch Mortgage Investors Trust REMIC
2.22%, 02/25/33 (i)	192	183
2.38%, 02/25/34 (i)	304	305
2.35%, 10/25/35 (i)	423	427
Morgan Stanley Capital I Trust REMIC
5.91%, 07/11/17 (i)	3,055	3,318
0.23%, 05/25/37 (i)	121	85
Nautique Funding Ltd., 0.50%, 04/15/20 (i) (r)	209	207
NCUA Guaranteed Notes Trust REMIC
0.62%, 10/07/20 (i)	2,061	2,073
0.74%, 12/08/20 (i)	3,280	3,310

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
NYLIM Flatiron CLO Ltd., 0.48%, 08/08/20 (i) (r)	225	223
OneMain Financial Issuance Trust, 2.47%, 12/18/17 (r)	9,200	9,206
Penta CLO SA, 0.40%, 06/04/24 (i), EUR	1,883	2,003
People’s Choice Home Loan Securities Trust Series REMIC, 1.03%, 08/25/35 (i)	9,443	7,062
Provident Funding Mortgage Loan Trust REMIC, 2.51%, 08/25/33 (i)	198	204
RASC Trust REMIC, 0.59%, 12/25/35 (i)	500	423
RBSCF Trust REMIC
5.69%, 07/16/17 (i) (r)	4,000	4,209
6.04%, 08/16/17 (i) (r)	1,526	1,595
RBSSP Resecuritization Trust REMIC, 0.37%, 12/29/36 (i) (r)	6,050	5,246
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	61	63
SLM Student Loan Trust
1.76%, 10/25/17 (i)	4,602	4,719
REMIC, 0.30%, 04/25/19 (i)	6,300	6,267
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.54%, 02/25/34 (i)	564	564
2.59%, 12/25/34 (i)	297	288
Structured Asset Mortgage Investments Inc. REMIC, 0.84%, 10/19/34 (i)	33	32
Structured Asset Securities Corp. REMIC, 0.31%, 06/25/37 (i)	1,900	1,827
Swan Trust, 3.53%, 04/25/41 (i), AUD	249	192
Symphony CLO III Ltd., 0.50%, 05/15/19 (i) (r)	1,632	1,618
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	90
Vornado DP LLC Trust, 4.00%, 09/13/20 (r)	4,600	5,027
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 2.39%, 12/25/35 (i)	259	238
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.15%, 03/25/33 (i)	98	98
2.44%, 06/25/33 (i)	311	313
2.44%, 09/25/33 (i)	295	293
5.05%, 08/25/35 (i)	96	91
1.13%, 08/25/46 (i)	4,305	3,604
0.90%, 05/25/47 (i)	532	453
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 12/25/34 (i)	305	300
2.60%, 04/25/36 (i)	1,144	1,104
Wood Street CLO BV, 0.34%, 03/29/21 (i) (r), EUR	121	129
Total Non-U.S. Government Agency Asset-Backed Securities (cost $167,688)		167,434

CORPORATE BONDS AND NOTES - 6.8%
ENERGY - 0.6%
Kinder Morgan Finance Co. ULC, 5.70%, 01/05/16	5,000	5,165
Petrobras Global Finance BV
1.88%, 05/20/16 (i)	900	851
2.63%, 03/17/17 (i)	600	552
3.25%, 03/17/17	500	461
2.75%, 01/15/18, EUR	600	582
2.39%, 01/15/19 (i)	200	173
3.00%, 01/15/19 (e)	200	173
3.25%, 04/01/19, EUR	300	287
4.88%, 03/17/20 (e)	700	629
3.75%, 01/14/21, EUR	300	284
4.38%, 05/20/23 (e)	100	85
6.63%, 01/16/34, GBP	200	249
Petrobras International Finance Co.
3.50%, 02/06/17	200	187
5.88%, 03/01/18 (e)	100	96
7.88%, 03/15/19 (e)	600	611
5.38%, 01/27/21	100	91
		10,476
FINANCIALS - 4.9%
Ally Financial Inc., 3.25%, 02/13/18	9,700	9,603
Banco Santander SA, 6.25%, (callable at 100 beginning 09/11/21) (m), EUR	700	756
Bankia SA
3.50%, 12/14/15, EUR	4,900	5,386
0.25%, 01/25/16 (i), EUR	600	643
4.38%, 02/14/17, EUR	100	115
3.50%, 01/17/19, EUR	2,100	2,460
Barclays Bank Plc Credit Linked Note (Pemex, 9.50%, 09/15/27, Moody’s Rating A3), 7.23% (q), MXN	5,000	313
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (e) (m)	1,800	1,929
BNP Paribas SA, 0.57%, 11/07/15 (i)	14,200	14,208
BPCE SA, 0.83%, 11/18/16 (i)	8,100	8,115
BPE Financiaciones SA
2.88%, 05/19/16, EUR	4,100	4,495
2.50%, 02/01/17, EUR	1,600	1,762
China Construction Bank Corp., 1.70%, 04/16/15	8,300	8,305
Citigroup Inc., 0.77%, 05/01/17 (i)	18,700	18,650
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 4.00%, 09/10/15, GBP	1,100	1,654
Credit Agricole SA, 7.88%, (callable at 100 beginning 01/23/24) (m)	1,800	1,904
Depfa ACS Bank, 3.88%, 11/14/16, EUR	400	456
Eksportfinans ASA, 2.38%, 05/25/16	3,200	3,211
International Lease Finance Corp., 6.75%, 09/01/16 (r)	900	956
Intesa Sanpaolo SpA, 3.13%, 01/15/16	2,600	2,635
Lloyds Banking Group Plc, 7.62%, (callable at 100 beginning 06/27/23) (m), GBP	200	316
Turkiye Garanti Bankasi A/S, 2.76%, 04/20/16 (i) (r)	1,100	1,099
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (m)	1,300	1,423
		90,394
INDUSTRIALS - 0.2%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,043
Hellenic Railways Organization SA, 4.03%, 03/17/17 (q), EUR	3,400	2,523
		3,566
TELECOMMUNICATION SERVICES - 1.0%
BellSouth Corp., 4.18%, 04/26/21 (p) (q)	18,000	18,032

UTILITIES - 0.1%
Electricite de France
0.72%, 01/20/17 (i) (r)	2,100	2,103
1.15%, 01/20/17 (r)	600	602
		2,705
Total Corporate Bonds and Notes (cost $130,993)		125,173

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 119.1%
GOVERNMENT SECURITIES - 118.3%
Municipals - 0.0%
North Carolina State Education Assistance Authority, 0.71%, 10/26/20 (i)	434	435
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	315	274
		709
Sovereign - 3.9%
Autonomous Community of Catalonia, Spain, 4.95%, 02/11/20, EUR	1,800	2,213
Hellenic Republic Government Bond
4.75%, 04/17/19 (r), EUR	4,400	3,127
3.00%, 02/24/23 - 02/24/42 (k), EUR	5,975	3,126
Hellenic Republic Government International Bond, 4.50%, 07/03/17 (q), JPY	170,000	948
Italy Buoni Poliennali Del Tesoro
5.50%, 11/01/22, EUR	500	713
5.00%, 09/01/40, EUR	400	682
Mexico Bonos, 4.75%, 06/14/18, MXN	41,790	2,741
Mexico Bonos de Proteccion al Ahorro, 3.05%, 01/04/18 (i), MXN	194,700	12,858
Province of Ontario, Canada, 3.45%, 06/02/45, CAD	7,200	6,411
Slovenia Government International Bond, 4.70%, 11/01/16 (r), EUR	3,600	4,146
Spain Government Bond
5.40%, 01/31/23 (r), EUR	16,500	23,598
3.80%, 04/30/24 (r), EUR	8,500	11,221
		71,784
Treasury Inflation Index Securities - 114.0%
Bundesrepublik Deutschland Bundesobligation Inflation Indexed Bond, 0.75%, 04/15/18 (n), EUR	69,084	78,257
Corp. Andina de Fomento Inflation Indexed Note, 3.95%, 10/15/21 (n), MXN	10,596	678
France Government Inflation Indexed Bond
0.25%, 07/25/18 - 07/25/24 (n), EUR	10,048	11,523
0.70%, 07/25/30 (n) (p) (q), EUR	689	916
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/17 (n), EUR	4,727	5,390
2.55%, 10/22/16 - 09/15/41 (n), EUR	5,594	7,874
2.25%, 04/22/17 (n), EUR	7,846	8,808
1.70%, 09/15/18 (n), EUR	4,269	4,967
2.35%, 09/15/19 (n), EUR	1,739	2,109
2.35%, 09/15/24 (n) (r), EUR	22,795	29,944
3.10%, 09/15/26 (n), EUR	417	601
Mexico Government Inflation Indexed Bond, 4.00%, 11/15/40 (n), MXN	21,041	1,497
Mexico Inflation Indexed Udibonos
4.50%, 12/04/25 (n), MXN	292,736	21,895
4.00%, 11/08/46 (n), MXN	160,321	11,554
New South Wales Treasury Corp. Inflation Indexed Bond, 3.15%, 11/20/35 (s), AUD	100	122
New Zealand Government Inflation Indexed Bond
2.00%, 09/20/25 (s), NZD	14,500	11,454
3.00%, 09/20/30 (q) (s), NZD	2,500	2,216
Spain Government Inflation Indexed Bond, 1.00%, 11/30/30 (n) (p) (q), EUR	2,353	2,800
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n) (o)	2,049	2,046
1.88%, 07/15/15 (n) (o)	10,934	11,106
2.00%, 01/15/16 - 01/15/26 (g) (n)	124,050	140,746
0.13%, 04/15/16 - 07/15/22 (g) (n)	280,625	283,574
2.63%, 07/15/17 (n) (o)	3,496	3,796
0.13%, 04/15/19 - 01/15/23 (n)	110,344	111,134
1.88%, 07/15/19 (g) (n)	21,234	23,412
1.38%, 01/15/20 - 02/15/44 (g) (n)	192,943	216,979
1.25%, 07/15/20 (g) (n)	90,446	98,049
1.13%, 01/15/21 (n) (o)	33,279	35,726
0.63%, 07/15/21 (g) (n) (o)	149,162	156,364
0.13%, 01/15/22 (g) (n) (o)	175,743	177,254
0.38%, 07/15/23 (n) (o)	44,187	45,323
0.25%, 01/15/25 (n)	13,913	14,019
2.38%, 01/15/25 - 01/15/27 (g) (n)	205,435	250,975
1.75%, 01/15/28 (g) (n)	20,437	23,937
3.63%, 04/15/28 (g) (n)	9,074	12,808
2.50%, 01/15/29 (g) (n)	44,194	56,489
3.88%, 04/15/29 (g) (n)	55,301	81,263
2.13%, 02/15/40 (g) (n)	41,456	55,409
2.13%, 02/15/41 (g) (n) (o)	4,696	6,338
0.75%, 02/15/42 - 02/15/45 (n)	29,109	29,577
0.63%, 02/15/43 (n) (o)	1,342	1,317
United Kingdom Inflation Indexed Bond, 0.13%, 03/22/24 (n), GBP	36,874	60,667
		2,100,913
U.S. Treasury Securities - 0.4%
U.S. Treasury Bond, 2.50%, 02/15/45 (g)	6,300	6,246

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.8%
Federal Home Loan Mortgage Corp. - 0.7%
Federal Home Loan Mortgage Corp.
2.09%, 07/01/36 (i)	315	333
1.99%, 09/01/36 (i)	348	369
2.15%, 10/01/36 (i)	134	143
Interest Only, 0.62%, 09/15/42 (i)	9,142	9,185
REMIC, 0.62%, 08/15/33 (i)	1,698	1,702
REMIC, 1.32%, 10/25/44 - 02/25/45 (i)	805	825
		12,557
Federal National Mortgage Association - 0.0%
Federal National Mortgage Association
1.98%, 11/01/35 (i)	54	57
2.50%, 03/01/36 (i)	66	71
5.69%, 06/01/36 (i)	32	33
REMIC, 0.22%, 07/25/37 (i)	242	235
		396
Small Business Administration Participation Certificates - 0.1%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	761	847
Total Government and Agency Obligations (cost $2,226,822)		2,193,452

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., 7.50%, Series L (m) (v)	1	612
Total Preferred Stocks (cost $500)		612

PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC	861	101
Put Swaption, 3-Month LIBOR versus 2.50% fixed, Expiration 12/11/17, MSS (q)	120	1,243
Put Swaption, 3-Month LIBOR versus 2.80% fixed, Expiration 05/29/15, DUB	526	286
Total Purchased Options (cost $2,593)		1,630

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (c) (q) (u)	100	14
Total Other Equity Interests (cost $0)		14

SHORT TERM INVESTMENTS - 8.0%
Certificates of Deposit - 1.8%
Banco Bilbao Vizcaya Argentaria
1.01%, 10/23/15 (i)	$18,750	18,736
1.11%, 05/16/16 (i)	8,500	8,462
Itau Unibanco, 1.17%, 06/04/15 (i)	6,700	6,699
		33,897
Federal Home Loan Bank - 3.2% (w)
Federal Home Loan Bank
0.05%, 04/02/15	27,800	27,800
0.06%, 05/20/15 - 05/21/15	31,700	31,697
		59,497
Federal Home Loan Mortgage Corp. - 0.5% (w)
Federal Home Loan Mortgage Corp., 0.06%, 06/26/15	8,900	8,899

Securities Lending Collateral - 0.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	6,829	6,829

Treasury Securities - 2.1%
Mexico Cetes, 0.19%, 05/14/15, MXN	48,600	31,740
U.S. Treasury Bill
0.03%, 04/23/15 (o)	351	351
0.03%, 04/30/15 (o)	1,001	1,001
0.02%, 05/07/15 (o)	471	471
0.04%, 05/21/15 (o)	442	442
0.02%, 05/28/15 (o)	727	727
0.01%, 06/04/15 (o)	271	271
0.01%, 06/11/15 (o)	3,386	3,386
		38,389
Total Short Term Investments (cost $148,995)		147,511
Total Investments - 143.1% (cost $2,677,591)		2,635,826
Other Assets and Liabilities, Net - (43.1%)		(793,358)
Total Net Assets - 100.0%		$1,842,468

JNL/PIMCO Total Return Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 13.7%
ABFC Trust REMIC, 0.28%, 01/25/37 (i)	$5,595	$3,417
Access Group Inc., 1.56%, 01/25/18 (i)	3,798	3,806
Accredited Mortgage Loan Trust, 0.77%, 04/25/34 (i)	929	838
ACE Securities Corp. Home Equity Loan Trust REMIC, 0.47%, 02/25/36 (i)	18,000	15,866
Aire Valley Mortgages Plc, 0.33%, 09/20/66 (i), EUR	5,486	5,761
Ally Auto Receivables Trust, 0.68%, 06/15/16	19,000	19,014
Alpine Securitization REMIC
1.17%, 08/25/35 (i)	14,397	10,965
0.51%, 11/20/35 (i)	13,852	11,212
0.37%, 09/20/46 (i)	7,734	6,309
American Home Mortgage Assets Trust REMIC
1.05%, 11/25/46 (i)	14,833	8,011
0.83%, 02/25/47 (i)	10,705	6,808
American Home Mortgage Investment Trust REMIC, 2.38%, 02/25/45 (i)	210	210
Ameriquest Mortgage Securities Inc. REMIC, 0.64%, 10/25/35 (i)	16,700	16,177
Amortizing Residential Collateral Trust REMIC, 0.75%, 07/25/32 (i)	18	16
Argent Securities Inc. REMIC, 0.53%, 10/25/35 (i)	3,400	3,206
Arran Residential Mortgages Funding Plc, 1.45%, 05/16/47 (i) (r), EUR	1,991	2,153
Asset Backed Securities Corp. Home Equity REMIC, 0.72%, 09/25/34 (i)	76	76
Banc of America Commercial Mortgage Trust REMIC
5.57%, 05/10/17 (i)	2,830	3,020
5.73%, 05/10/45 (i)	2,000	2,058
Banc of America Funding Trust REMIC
2.88%, 02/20/35 (i)	1,838	1,826
2.64%, 05/25/35 (i)	21,819	22,197
Banc of America Mortgage Trust REMIC, 6.50%, 10/25/31	17	17
BCAP LLC REMIC
5.42%, 04/26/17 (i) (r)	396	389
5.25%, 05/26/22 (r)	3,752	3,896
5.25%, 02/26/36 (r)	1,833	1,664
5.25%, 05/25/37 (r)	8,073	7,095
BCAP LLC Trust REMIC, 4.57%, 01/12/22 (i) (r)	8,673	5,594
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.75%, 11/25/30 (i)	1	1
2.35%, 02/25/33 (i)	2	2
2.59%, 02/25/33 (i)	8	8
2.51%, 04/25/33 (i)	42	42
2.68%, 01/25/34 (i)	182	182
2.75%, 04/25/34 (i)	439	431
2.60%, 11/25/34 (i)	775	747
2.51%, 03/25/35 (i)	1,419	1,421
Bear Stearns Alt-A Trust REMIC
2.67%, 05/25/35 (i)	485	469
2.65%, 09/25/35 (i)	311	266
4.72%, 09/25/35 (i)	18,530	14,203
Bear Stearns Asset Backed Securities I Trust REMIC
0.82%, 03/25/35 (i)	9,584	8,922
0.37%, 04/25/37 (i)	3,203	3,030
Bear Stearns Asset Backed Securities Trust REMIC
0.58%, 12/25/35 (i)	5,700	5,511
0.43%, 10/25/36 (i)	9,600	9,086
0.42%, 01/25/37 (i)	5,172	3,691
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.33%, 02/11/17	259	276
Bear Stearns Structured Products Inc. Trust REMIC
2.51%, 01/26/36 (i)	931	757
1.47%, 03/25/37 (i) (r)	2,947	2,697
3.07%, 12/26/46 (i)	523	383
BNC Mortgage Loan Trust REMIC, 0.27%, 05/25/37 (i)	2,556	2,439
Bridgeport CLO II Ltd., 0.50%, 06/18/21 (i) (r)	16,638	16,472
Chase Mortgage Finance Trust REMIC, 4.71%, 12/25/35 (i)	1,984	1,902
ChaseFlex Trust REMIC, 5.00%, 07/25/37	1,134	988
CIFC Funding Ltd.
1.55%, 01/19/23 (i) (r)	4,000	3,992
1.41%, 08/14/24 (i) (r)	21,000	20,992
Citicorp Mortgage Securities Trust REMIC, 6.00%, 02/25/37	2,251	2,294

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Citigroup Mortgage Loan Trust Inc. REMIC
2.68%, 11/25/35 (i)	13,638	12,062
2.51%, 12/25/35 (i)	94	93
0.23%, 05/25/37 (i)	590	495
Commercial Mortgage Pass-Through Certificates REMIC, 2.37%, 04/26/38 (i) (r)	3,700	3,607
Countrywide Alternative Loan Trust REMIC
1.53%, 08/25/35 (i)	1,057	961
0.37%, 12/20/46 (i)	12,557	9,375
0.37%, 03/20/47 (i)	8,501	6,694
0.35%, 05/25/47 (i)	592	493
Countrywide Asset-Backed Certificates REMIC
0.32%, 04/25/34 (i)	5,256	4,397
0.92%, 06/25/34 (i)	354	338
0.35%, 10/25/34 (i)	843	825
0.27%, 08/25/37 (i)	486	484
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
5.50%, 10/25/34	4,376	4,500
2.42%, 11/20/34 (i)	1,358	1,299
2.41%, 11/25/34 (i)	577	544
2.47%, 02/20/35 (i)	890	877
5.75%, 12/25/35	4,794	4,498
2.31%, 02/20/36 (i)	126	119
Credit Suisse Commercial Mortgage Trust REMIC, 5.30%, 12/15/39	2,918	3,077
Credit Suisse Mortgage Capital Certificates REMIC
5.69%, 07/15/17 (i)	7,800	8,376
5.38%, 02/15/40	569	599
CS First Boston Mortgage Securities Corp. REMIC, 0.80%, 03/25/32 (i) (r)	44	40
CSMC Mortgage-Backed Trust REMIC, 6.00%, 07/25/36	3,531	2,888
CVS Pass-Through Trust, 6.94%, 01/10/30	328	408
Deco 2014-BONN Ltd., 1.30%, 11/07/24 (i) (r), EUR	2,677	2,903
Deutsche Mortgage Securities Inc. Re-REMIC Trust Certificates REMIC, 5.33%, 06/26/35 (i) (r)	7,217	7,197
Equity One ABS Inc., 0.73%, 11/25/32 (i)	58	55
European Loan Conduit, 0.20%, 05/15/19 (i), EUR	58	62
First American Alternative Mortgage Securities REMIC, 2.24%, 09/25/35 (i)	—	—
First Franklin Mortgage Loan Trust REMIC
0.98%, 04/25/35 (i) (r)	2,100	1,971
0.53%, 10/25/35 (i)	6,041	5,601
First Horizon Asset Securities Inc. REMIC, 4.91%, 02/25/36 (i)	1,380	1,322
First Horizon Mortgage Pass-Through Trust REMIC, 2.56%, 10/25/35 (i)	2,425	2,122
GE-WMC Mortgage Securities LLC REMIC, 0.42%, 12/25/35 (i)	5,751	5,247
GoldenTree Loan Opportunities IV Ltd., 0.49%, 08/18/22 (i) (r)	6,911	6,855
Granite Master Issuer Plc
0.36%, 12/17/54 (i)	918	914
0.21%, 12/20/54 (i), EUR	1,915	2,057
0.38%, 12/20/54 (i)	5,208	5,187
REMIC, 0.32%, 12/20/54 (i) (r)	420	417
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 01/10/17	1,000	1,055
GSAMP Trust REMIC
0.32%, 09/25/36 (i)	9,605	4,466
0.26%, 01/25/37 (i)	3,632	2,194
1.02%, 02/25/37 (i)	9,018	8,495
GSR Mortgage Loan Trust REMIC
2.67%, 09/25/35 (i)	1,061	1,065
4.97%, 11/25/35 (i)	353	339
Harborview Mortgage Loan Trust REMIC
0.40%, 05/19/35 (i)	132	110
2.61%, 07/19/35 (i)	588	529
Home Equity Asset Trust REMIC, 1.22%, 07/25/35 (i)	3,700	3,663
HSI Asset Securitization Corp. Trust REMIC, 0.53%, 12/25/35 (i)	3,000	2,495
IndyMac Adjustable-Rate Mortgage Trust REMIC, 1.71%, 01/25/32 (i)	—	—
IndyMac Index Mortgage Loan Trust REMIC, 2.38%, 01/25/36 (i)	688	565
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.44%, 01/12/17	1,915	2,022
5.42%, 02/15/17	5,997	6,358
5.34%, 05/15/47	1,863	1,962
JPMorgan Mortgage Acquisition Trust REMIC
0.41%, 05/25/36 (i)	8,500	7,559
0.45%, 01/25/37 (i)	4,800	3,457
JPMorgan Mortgage Trust REMIC
5.75%, 01/25/36	163	150
5.50%, 04/25/36	1,123	1,147
Lehman XS Trust REMIC
0.97%, 10/25/35 (i)	3,521	3,269
0.34%, 02/25/37 (i)	8,791	4,834
MASTR Asset Backed Securities Trust REMIC, 0.22%, 01/25/37 (i)	465	204
Mellon Residential Funding Corp. REMIC, 2.61%, 10/20/29 (i)	72	73
Merrill Lynch Mortgage Investors Trust REMIC
2.20%, 05/25/33 (i)	399	385
0.55%, 08/25/35 (i)	7,800	7,204
1.58%, 10/25/35 (i)	8,888	8,612
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.87%, 07/12/17 (i)	6,700	7,264
5.48%, 03/12/51 (i)	1,500	1,605
MLCC Mortgage Investors Inc. REMIC
1.17%, 10/25/35 (i)	120	114
0.42%, 11/25/35 (i)	213	201
Morgan Stanley ABS Capital I Inc. Trust REMIC, 0.33%, 04/25/36 (i)	1,510	1,479
Morgan Stanley Capital I Trust REMIC, 1.30%, 08/16/16 (i) (r)	5,000	4,998
Morgan Stanley Dean Witter Capital I REMIC, 1.07%, 07/25/32 (i)	1,830	1,751
Morgan Stanley Re-REMIC Trust REMIC, 5.80%, 04/12/17 (i) (r)	21,200	22,694
MortgageIT Trust REMIC, 0.43%, 12/25/35 (i)	6,823	6,213
New Century Home Equity Loan Trust REMIC, 0.68%, 09/25/35 (i)	1,900	1,658
Nomura Asset Acceptance Corp. REMIC, 2.88%, 08/25/35 (i)	2,773	2,702
Oaktree Enhanced Income Funding Series II Ltd., 1.46%, 04/20/23 (i) (r)	7,300	7,266
Option One Mortgage Loan Trust REMIC, 0.68%, 08/25/35 (i)	3,700	2,819
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
0.64%, 05/25/35 (i)	1,700	1,471
0.65%, 08/25/35 (i)	1,500	1,386
Prime Mortgage Trust REMIC
0.57%, 02/25/19 (i)	—	—
0.57%, 02/25/34 (i)	27	26

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Queen Street CLO II BV, 0.33%, 08/15/24 (i), EUR	3,142	3,363
Race Point IV CLO Ltd., 0.45%, 08/20/21 (i) (r)	7,779	7,739
RALI Trust REMIC, 0.35%, 06/25/46 (i)	14,831	6,600
RASC Trust REMIC
0.85%, 02/25/35 (i)	6,240	5,766
0.33%, 09/25/36 (i)	7,873	6,708
0.34%, 09/25/36 (i)	4,067	3,555
0.41%, 09/25/36 (i)	3,000	2,610
0.32%, 11/25/36 (i)	15,617	14,305
RBSSP Resecuritization Trust REMIC, 0.42%, 02/26/37 (i) (r)	2,702	2,523
Residential Accredit Loans Inc. Trust REMIC, 3.74%, 01/25/36 (i)	12,518	10,066
Securitized Asset Backed Receivables LLC Trust REMIC
1.15%, 03/25/35 (i)	750	708
0.42%, 05/25/36 (i)	4,324	2,492
0.23%, 12/25/36 (i)	292	106
SLM Student Loan Trust
1.76%, 10/25/17 (i)	5,474	5,613
2.82%, 12/16/19 (i) (r)	469	475
Soundview Home Loan Trust REMIC, 0.30%, 12/25/36 (i)	2,226	2,133
SpringCastle America Funding LLC, 2.70%, 05/25/23 (r)	19,442	19,491
Structured Asset Investment Loan Trust REMIC, 1.07%, 01/25/35 (i)	10,157	10,008
Structured Asset Mortgage Investments Inc. REMIC
0.84%, 09/19/32 (i)	34	34
0.43%, 07/19/35 (i)	488	468
0.30%, 03/25/37 (i)	1,154	867
Structured Asset Securities Corp. REMIC, 2.52%, 02/25/32 (i)	1	1
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	300	339
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.77%, 02/25/31 (i)	—	—
2.36%, 01/25/36 (i)	979	970
4.26%, 08/25/36 (i)	4,406	3,919
1.53%, 08/25/42 (i)	95	87
1.33%, 11/25/42 (i)	57	54
0.46%, 10/25/45 (i)	120	110
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	399	405
2.61%, 03/25/36 (i)	508	506
2.61%, 03/25/36 (i)	3,638	3,485
2.60%, 04/25/36 (i)	2,650	2,591
2.62%, 07/25/36 (i)	5,864	5,706
Wood Street CLO BV, 0.43%, 11/22/21 (i), EUR	1,788	1,902
Total Non-U.S. Government Agency Asset-Backed Securities (cost $617,711)		633,328

CORPORATE BONDS AND NOTES - 21.2%
CONSUMER DISCRETIONARY - 1.4%
Altice SA
6.25%, 02/15/25 (r), EUR	4,100	4,407
7.63%, 02/15/25 (r)	1,000	1,002
Chrysler Group LLC Term Loan B, 3.50%, 05/24/17 (i)	1,995	1,994
MGM Resorts International
6.63%, 07/15/15	7,495	7,570
7.50%, 06/01/16	2,100	2,207
NBCUniversal Media LLC, 3.65%, 04/30/15	29,800	29,875
Schaeffler Holding Finance BV, 5.75%, 11/15/21 (y), EUR	1,400	1,624
Time Warner Inc., 3.15%, 07/15/15	15,581	15,699
		64,378
CONSUMER STAPLES - 0.1%
Woolworths Ltd., 2.55%, 09/22/15 (p) (q)	5,000	5,044

ENERGY - 1.8%
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%, 06/30/21 (e)	521	449
6.35%, 06/30/21 (r)	2,656	2,291
Petrobras Global Finance BV
1.88%, 05/20/16 (i)	2,300	2,174
2.00%, 05/20/16	700	669
2.63%, 03/17/17 (i)	1,200	1,104
3.25%, 03/17/17	3,800	3,505
2.39%, 01/15/19 (i)	300	260
3.15%, 03/17/20 (i)	700	604
4.88%, 03/17/20 (e)	200	180
4.38%, 05/20/23 (e)	1,600	1,368
Petrobras International Finance Co.
3.88%, 01/27/16	2,400	2,354
6.13%, 10/06/16 (e)	100	100
3.50%, 02/06/17	1,900	1,778
5.88%, 03/01/18 (e)	1,300	1,245
8.38%, 12/10/18	700	721
7.88%, 03/15/19 (e)	18,400	18,740
5.75%, 01/20/20	1,300	1,209
5.38%, 01/27/21	1,100	998
Petroleos Mexicanos, 8.00%, 05/03/19	2,700	3,230
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 09/30/20 (r)	3,840	4,127
Shell International Finance BV, 0.47%, 11/15/16 (i)	9,200	9,217
Statoil ASA, 0.72%, 11/08/18 (i)	29,300	29,299
		85,622
FINANCIALS - 14.9%
Ally Financial Inc.
4.63%, 06/26/15	9,645	9,693
3.50%, 07/18/16	7,220	7,310
5.50%, 02/15/17	16,000	16,640
4.75%, 09/10/18	2,065	2,124
Altice Financing SA
5.25%, 02/15/23 (r), EUR	1,300	1,480
6.63%, 02/15/23 (r)	2,300	2,369
American General Finance Corp., 5.40%, 12/01/15	5,300	5,393
American International Group Inc.
5.05%, 10/01/15	100	102
6.25%, 03/15/37	800	912
8.17%, 05/15/58 (i)	4,200	5,956
Banco de Credito e Inversiones, 3.00%, 09/13/17 (e) (r)	3,200	3,265
Bank of America Corp.
4.50%, 04/01/15	3,400	3,400
6.50%, 08/01/16	8,460	9,028
Bank of America NA
0.73%, 11/14/16 (i)	67,900	67,941
0.68%, 05/08/17 (i)	4,300	4,293
6.00%, 10/15/36	3,200	4,114
Bank of India, 6.25%, 02/16/21	3,100	3,553
Bank of Montreal, 2.85%, 06/09/15 (r)	1,800	1,808
Bank of Nova Scotia
1.65%, 10/29/15 (r)	1,700	1,711
1.95%, 01/30/17 (r)	200	204

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Barclays Bank Plc
7.63%, 11/21/22	2,800	3,278
7.75%, 04/10/23 (i)	12,800	14,192
BBVA Bancomer SA
4.50%, 03/10/16 (r)	1,200	1,233
6.50%, 03/10/21 (r)	2,400	2,657
Bear Stearns Cos. LLC, 5.30%, 10/30/15	3,200	3,282
Blackstone CQP Holdco LP, 9.30%, 03/31/19 (f) (p) (q)	2,199	2,273
BPCE SA, 12.50%, (callable at 100 beginning 09/30/19) (m) (p) (q)	5,600	7,557
Caixa Economica Federal, 2.38%, 11/06/17 (r)	3,200	3,021
Citigroup Inc.
4.88%, 05/07/15	3,500	3,514
4.70%, 05/29/15	32,000	32,220
1.05%, 04/01/16 (i)	2,800	2,807
0.53%, 06/09/16 (i)	2,600	2,584
1.22%, 07/25/16 (i)	3,200	3,217
4.45%, 01/10/17	900	948
Credit Agricole SA
8.38% (callable at 100 beginning 10/13/19) (m) (r)	4,900	5,792
1.41%, 04/15/16 (i) (r)	5,000	5,036
Credit Suisse, 0.57%, 03/11/16 (i)	15,900	15,888
Daimler Finance North America LLC
1.65%, 04/10/15 (r)	9,125	9,128
1.30%, 07/31/15 (r)	21,100	21,156
1.88%, 01/11/18 (r)	5,500	5,562
Eksportfinans ASA, 2.38%, 05/25/16	1,900	1,907
Fifth Third Bancorp, 0.69%, 12/20/16 (i)	900	895
Ford Motor Credit Co. LLC
7.00%, 04/15/15	2,900	2,907
2.75%, 05/15/15	4,800	4,810
12.00%, 05/15/15	4,000	4,049
5.63%, 09/15/15	3,900	3,982
4.21%, 04/15/16	6,794	6,988
1.04%, 01/17/17 (i)	19,200	19,223
0.78%, 09/08/17 (i)	700	696
General Electric Capital Corp.
3.80%, 06/18/19 (p) (q)	3,700	3,960
6.37%, 11/15/67 (i)	5,000	5,425
General Motors Financial Co. Inc., 3.15%, 01/15/20	6,900	6,982
Goldman Sachs Group Inc.
3.30%, 05/03/15	16,975	17,016
3.70%, 08/01/15	20,443	20,644
0.89%, 06/04/17 (i)	1,100	1,100
HSBC Finance Corp., 5.25%, 04/15/15	8,200	8,215
ICICI Bank Ltd., 4.75%, 11/25/16 (e) (r)	13,600	14,209
International Lease Finance Corp.
8.63%, 09/15/15 (k)	29,150	29,988
5.75%, 05/15/16	1,600	1,663
7.13%, 09/01/18 (r)	5,358	6,014
Intesa Sanpaolo SpA, 2.38%, 01/13/17	9,000	9,106
JPMorgan Chase & Co.
1.10%, 10/15/15	12,362	12,393
3.15%, 07/05/16	1,600	1,641
1.07%, 05/30/17 (i), GBP	3,700	5,434
6.30%, 04/23/19	6,100	7,086
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,540
KBC Bank NV, 8.00%, 01/25/23	10,000	11,213
Korea Development Bank, 3.50%, 08/22/17	1,900	1,981
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21) (m) (r)	200	218
LBG Capital No.2 Plc
15.00%, 12/21/19 (v), GBP	13,400	28,034
8.88%, 02/07/20 (v), EUR	1,200	1,445
Macquarie Bank Ltd., 6.63%, 04/07/21 (r)	16,100	18,980
Merrill Lynch & Co. Inc., 6.40%, 08/28/17	1,900	2,105
Morgan Stanley, 6.00%, 04/28/15	13,600	13,652
National Bank of Canada, 2.20%, 10/19/16 (r)	400	408
Northern Rock Plc, 5.63%, 06/22/17 (r)	16,000	17,503
OneMain Financial Holdings Inc.
6.75%, 12/15/19 (r)	1,800	1,859
7.25%, 12/15/21 (r)	1,700	1,760
Rabobank Nederland, 8.40%, (callable at 100 beginning 06/29/17) (m)	2,700	2,991
Regions Financial Corp., 5.75%, 06/15/15	2,200	2,220
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (m) (r)	6,300	7,434
SLM Corp.
6.25%, 01/25/16	15,146	15,600
8.45%, 06/15/18	11,002	12,212
5.50%, 01/15/19	100	102
Springleaf Finance Corp., 6.90%, 12/15/17	1,900	2,024
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,525
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,215
UBS AG, 4.75%, 05/22/23	3,000	3,102
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	8,700	9,059
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (m)	20,500	22,448
0.72%, 04/22/19 (i)	1,100	1,100
Wells Fargo Bank NA, 0.41%, 06/02/16 (i)	5,215	5,214
		689,918
HEALTH CARE - 0.5%
Actavis Funding SCS
3.00%, 03/12/20	4,000	4,098
3.45%, 03/15/22	3,000	3,073
HCA Inc. Term Loan B-5, 2.93%, 03/31/17 (i)	5,870	5,870
Merck & Co. Inc.
2.35%, 02/10/22	4,100	4,103
2.75%, 02/10/25	3,800	3,800
		20,944
INDUSTRIALS - 0.4%
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	3,800	4,086
Con-way Inc., 7.25%, 01/15/18	1,400	1,582
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	500	447
Hellenic Railways Organization SA, 4.50%, 12/06/16 (q), JPY	1,298,700	8,935
Odebrecht Offshore Drilling Finance Ltd.
6.75%, 10/01/22 (k) (r)	5,023	3,904
6.63%, 10/01/23 (r)	1,803	1,379
		20,333
INFORMATION TECHNOLOGY - 0.1%
Apple Inc., 2.85%, 05/06/21	2,200	2,292
Dell Inc., 2.30%, 09/10/15	3,250	3,250
		5,542
MATERIALS - 0.2%
Braskem Finance Ltd., 5.75%, 04/15/21 (e) (r)	4,100	3,854
Gerdau Holdings Inc.
7.00%, 01/20/20 (r)	3,600	3,843
5.75%, 01/30/21 (e) (r)	900	899
		8,596
TELECOMMUNICATION SERVICES - 0.9%
Altice Finco SA, 7.63%, 02/15/25 (e) (r)	500	513
Qtel International Finance Ltd., 3.38%, 10/14/16 (r)	300	308
Sprint Nextel Corp., 9.13%, 03/01/17	4,000	4,370
Telecom Italia Capital SA, 5.25%, 10/01/15	471	478

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Verizon Communications Inc.
2.50%, 09/15/16	6,719	6,861
2.02%, 09/14/18 (i)	2,300	2,399
3.65%, 09/14/18	7,300	7,761
3.00%, 11/01/21	3,600	3,673
3.50%, 11/01/24	15,900	16,272
		42,635
UTILITIES - 0.9%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	4,686
Dynegy Finance I Inc.
6.75%, 11/01/19 (r)	12,600	13,041
7.38%, 11/01/22 (r)	6,000	6,307
7.63%, 11/01/24 (r)	2,100	2,200
Entergy Corp., 3.63%, 09/15/15 (l)	5,200	5,260
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,591
7.75%, 01/20/20 (r)	5,000	5,895
		39,980
Total Corporate Bonds and Notes (cost $976,502)		982,992

GOVERNMENT AND AGENCY OBLIGATIONS - 72.9%

GOVERNMENT SECURITIES - 46.4%
Federal Home Loan Mortgage Corp. - 2.1% (w)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17 (o)	18,100	18,153
0.75%, 01/12/18 (o)	54,100	53,995
3.75%, 03/27/19	5,100	5,596
1.75%, 05/30/19	1,200	1,220
1.25%, 10/02/19	20,100	19,933
		98,897
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association
0.88%, 12/20/17 - 05/21/18	2,400	2,395
1.88%, 09/18/18	1,000	1,025
		3,420
Municipals - 4.9%
Bay Area Toll Authority, 7.04%, 04/01/50	5,500	8,276
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,281
California State University, 6.43%, 11/01/30	1,400	1,832
California Statewide Communities Development Authority, 7.55%, 05/15/40	5,500	7,586
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,387
Chicago Transit Authority
6.30%, 12/01/21	90	99
6.90%, 12/01/40 - 12/01/40	4,100	5,285
City of New York, 6.27%, 12/01/37	6,560	8,891
City of North Las Vegas, Nevada, 6.57%, 06/01/40	9,200	8,002
County of Clark Nevada Airport System, 6.82%, 07/01/45	1,600	2,339
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	13,800	18,247
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,202
Irvine Ranch Water District, 6.62%, 05/01/40	16,800	23,208
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	9,000	13,087
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,328
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	2,800	3,001
Mississippi Development Bank, 6.31%, 01/01/33	1,500	1,903
New Jersey Economic Development Authority (insured by Assured Guaranty Municipal Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,915
New Jersey State Turnpike Authority, 7.41%, 01/01/40	5,800	8,714
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	1,900	2,033
New York State Dormitory Authority, 5.05%, 09/15/27	4,700	5,522
North Carolina Turnpike Authority, 6.70%, 01/01/39	2,000	2,286
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,199
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,406
San Diego Tobacco Settlement Revenue Funding Corp., 7.13%, 06/01/32	680	673
State of California
7.70%, 11/01/30	100	126
7.50%, 04/01/34	7,600	11,366
7.95%, 03/01/36	10,100	12,443
7.55%, 04/01/39	7,900	12,380
7.60%, 11/01/40	16,800	26,451
State of Iowa, 6.75%, 06/01/34	4,100	4,747
State of Wisconsin (insured by Assured Guaranty Municipal Corp.), 5.05%, 05/01/18	1,500	1,663
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	165	165
Tobacco Settlement Authority of West Virginia, 7.47%, 06/01/47	1,565	1,365
University of California
6.40%, 05/15/31	5,200	6,646
6.55%, 05/15/48	1,500	2,074
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	7,374
		225,502
Sovereign - 8.6%
Autonomous Community of Andalusia, Spain, 5.20%, 07/15/19, EUR	800	1,015
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	1,100	1,196
Banco Nacional de Desenvolvimento Economico e Social
3.38%, 09/26/16 (r)	1,700	1,706
4.13%, 09/15/17 (r), EUR	1,000	1,101
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/16 (j), BRL	570,600	167,627
Bundesrepublik Deutschland
4.25%, 07/04/39, EUR	24,700	48,791
4.75%, 07/04/40, EUR	1,800	3,841
2.50%, 07/04/44, EUR	2,300	3,746
Eksportfinans ASA, 5.50%, 06/26/17	2,600	2,769
Federal Republic of Germany, 3.25%, 07/04/42, EUR	100	180
France Government Bond OAT, 0.50%, 05/25/25, EUR	11,400	12,284
Hellenic Republic Government International Bond, 5.25%, 02/01/16 (q), JPY	1,382,000	7,891
Korea Development Bank, 4.38%, 08/10/15	7,200	7,291
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	2,964
Mexico Bonos
8.00%, 06/11/20, MXN	356,500	26,142
7.75%, 05/29/31, MXN	7,400	551
Province of Ontario, Canada
1.00%, 07/22/16	1,100	1,106

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
1.60%, 09/21/16	66,200	67,094
5.50%, 06/02/18, CAD	700	631
3.00%, 07/16/18	500	528
4.40%, 06/02/19, CAD	1,700	1,524
1.65%, 09/27/19 (e)	2,900	2,912
4.40%, 04/14/20 (e)	8,400	9,498
4.20%, 06/02/20, CAD	2,300	2,083
4.00%, 06/02/21, CAD	5,400	4,898
3.15%, 06/02/22, CAD	5,900	5,124
Province of Quebec, Canada
4.25%, 12/01/21, CAD	6,800	6,277
3.50%, 12/01/22, CAD	2,300	2,042
Slovenia Government International Bond
5.50%, 10/26/22	3,900	4,495
5.25%, 02/18/24	2,100	2,410
		399,717
Treasury Inflation Index Securities - 14.6%
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (n) (o)	8,895	9,642
1.13%, 01/15/21 (n) (o)	427	459
0.63%, 07/15/21 (n) (o)	63,460	66,524
0.13%, 01/15/22 - 07/15/22 (n) (o)	49,920	50,441
0.38%, 07/15/23 (n) (o)	11,248	11,537
2.38%, 01/15/25 - 01/15/27 (n)	213,620	261,170
2.00%, 01/15/26 (n)	87,017	103,156
1.75%, 01/15/28 (n) (o)	90,919	106,489
3.63%, 04/15/28 (n)	289	408
2.50%, 01/15/29 (n)	47,133	60,246
3.88%, 04/15/29 (n)	1,422	2,089
0.75%, 02/15/42 (n)	3,827	3,875
1.38%, 02/15/44 (n)	602	708
		676,744
U.S. Treasury Securities - 16.1%
U.S. Treasury Bond
6.13%, 11/15/27 - 08/15/29	17,100	24,923
6.25%, 05/15/30 (g)	75,100	114,134
4.25%, 05/15/39	18,800	24,841
4.50%, 08/15/39	13,400	18,351
4.38%, 11/15/39 - 05/15/40	33,200	44,792
4.63%, 02/15/40	8,100	11,315
3.13%, 02/15/42 - 02/15/43	74,300	82,959
3.00%, 05/15/42 - 11/15/44	51,500	56,326
2.75%, 08/15/42	24,400	25,387
2.75%, 11/15/42 (o)	20,600	21,422
2.88%, 05/15/43	1,300	1,386
3.75%, 11/15/43 (o)	2,400	2,999
3.63%, 02/15/44	12,400	15,172
3.38%, 05/15/44	7,600	8,909
3.13%, 08/15/44 (g)	83,500	93,618
2.50%, 02/15/45 (g)	59,900	59,385
U.S. Treasury Note
0.25%, 05/31/15 (o)	132	132
0.63%, 09/30/17 (o)	17,000	16,954
0.75%, 12/31/17 (o)	1,100	1,098
2.75%, 02/15/24 (o)	5,600	6,001
2.50%, 05/15/24 (o)	6,500	6,828
2.38%, 08/15/24 (o)	5,300	5,509
2.25%, 11/15/24 (o)	99,600	102,386
2.00%, 02/15/25	3,200	3,220
		718,459

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 26.5%
Federal Home Loan Mortgage Corp. - 1.0%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	8,301	9,442
5.50%, 05/01/26 - 08/15/40	7,493	8,406
2.48%, 07/01/27 (i)	1	1
6.00%, 04/15/45, TBA (g)	1,000	1,138
4.50%, 05/15/45, TBA (g)	13,000	14,144
REMIC, 7.00%, 05/15/23	91	102
REMIC, 0.62%, 11/15/30 (i)	2	2
REMIC, 4.50%, 03/15/34	8,538	9,316
REMIC, 0.21%, 12/25/36 (i)	752	748
REMIC, 3.50%, 01/15/42	4,236	4,484
REMIC, 1.32%, 02/25/45 (i)	55	57
		47,840
Federal National Mortgage Association - 23.9%
Federal National Mortgage Association
4.00%, 07/01/15 - 10/01/31	53,552	56,894
6.00%, 05/01/16 - 05/01/41	83,698	95,478
5.50%, 06/01/16 - 09/01/41	121,466	136,986
4.50%, 12/01/17 - 07/01/42	36,832	39,521
3.50%, 06/01/20 - 06/01/29	24,951	26,565
3.00%, 04/01/21 - 06/01/22	12,524	13,141
3.89%, 07/01/21	2,769	3,038
3.33%, 11/01/21	94	100
3.16%, 05/01/22	12,833	13,659
2.59%, 07/01/22	5,334	5,477
2.31%, 08/01/22	4,000	4,051
5.00%, 05/01/23 - 06/01/41	9,057	10,101
2.87%, 09/01/27	2,800	2,882
3.50%, 05/15/29 - 05/15/45, TBA (g)	126,000	132,216
6.50%, 07/01/29	—	—
3.00%, 04/15/30 - 05/15/45, TBA (g)	116,000	119,673
4.00%, 04/15/30 - 05/15/45, TBA (g)	177,000	188,912
1.98%, 01/01/35 (i)	1,026	1,089
1.52%, 09/01/40 (i)	3	3
1.32%, 06/01/43 (i)	285	292
5.00%, 04/15/45 - 05/15/45, TBA (g)	106,000	117,816
6.00%, 04/15/45, TBA (g)	11,000	12,549
4.50%, 05/15/45, TBA (g)	67,000	72,914
5.50%, 05/15/45, TBA (g)	38,000	42,762
REMIC, 5.00%, 04/25/33	162	179
REMIC, 2.19%, 05/25/35 (i)	65	68
REMIC, 0.22%, 07/25/37 (i)	439	426
REMIC, 0.67%, 06/25/39 (i)	8,973	9,049
REMIC, 6.50%, 12/25/42	44	50
REMIC, 0.52%, 03/25/44 (i)	223	223
		1,106,114
Government National Mortgage Association - 1.3%
Government National Mortgage Association
1.63%, 05/20/26 - 02/20/32 (i)	110	114
2.00%, 04/20/30 (i)	4	4
5.00%, 02/15/38 - 07/15/41	38,515	43,083
3.00%, 04/15/45, TBA (g)	10,000	10,292
3.50%, 04/15/45, TBA (g)	7,000	7,374
		60,867
Small Business Administration Participation Certificates - 0.3%
Small Business Administration Participation Certificates
6.29%, 01/01/21	5	5
5.13%, 09/01/23	13	15
5.52%, 06/01/24	296	326
5.29%, 12/01/27	457	508
5.16%, 02/01/28	5,700	6,346
5.49%, 03/01/28	5,110	5,732
		12,932
Total Government and Agency Obligations (cost $3,339,448)		3,380,080

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
PREFERRED STOCKS - 0.1%

FINANCIALS - 0.1%
Wells Fargo & Co., 7.50%, Series L (e) (m) (v)	5	6,115
Total Preferred Stocks (cost $6,056)		6,115

PURCHASED OPTIONS - 0.1%
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC	1,421	168
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/29/16, BOA	2,582	833
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 01/29/16, MSC	241	188
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 01/29/16, MSC	241	282
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 07/30/15, CIT	119	70
Call Swaption, 3-Month LIBOR versus 2.10% fixed, Expiration 01/30/18, JPM	477	561
Total Purchased Options (cost $2,642)		2,102

TRUST PREFERREDS - 0.4%

FINANCIALS - 0.4%
GMAC Capital Trust I, 8.13%, (callable at 25 beginning 02/15/16)	740	19,425
Total Trust Preferreds (cost $18,500)		19,425

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. Escrow (c) (f) (q) (u) (v)	128	—
Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 11.6%

Certificates of Deposit - 0.8%
Banco Bilbao Vizcaya Argentaria, 1.11%, 05/16/16 (i)	$11,500	11,449
Intesa Sanpaolo SpA, 1.65%, 04/07/15	8,200	8,201
Intesa Sanpaolo SpA/New York NY, 1.63%, 04/11/16 (i)	14,900	14,946
		34,596
Commercial Paper - 0.1%
Ford Motor Credit Co. LLC, 0.68%, 04/06/15 (r)	4,800	4,799

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	38,624	38,624

Treasury Securities - 9.9%
Brazil Letras do Tesouro Nacional, 0.00%, 04/01/16, BRL	650,600	179,587
Japan Treasury Bill, 0.00%, 05/07/15, JPY	33,200,000	276,817
U.S. Treasury Bill
0.07%, 05/14/15 (o)	$189	189
0.04%, 05/21/15 (o)	1,002	1,002
0.02%, 05/28/15 (o)	1,783	1,783
0.01%, 06/04/15 (o)	261	261
0.01%, 06/11/15 (o)	1,374	1,374
0.03%, 06/25/15 (o)	271	271
		461,284
Total Short Term Investments (cost $539,873)		539,303
Total Investments - 119.9% (cost $5,500,733)		5,563,345
Other Assets and Liabilities, Net - (19.9%)		(923,542)
Total Net Assets - 100.0%		$4,639,803

JNL/PPM America Floating Rate Income Fund

Corporate Bonds and Notes - 4.4%

Consumer Discretionary - 0.9%
Argos Merger Sub Inc., 7.13%, 03/15/23 (r)	$247	$256
BC Mountain LLC, 7.00%, 02/01/21 (r)	100	94
Beazer Homes USA Inc., 5.75%, 06/15/19	1,000	978
Churchill Downs Inc., 5.38%, 12/15/21	420	425
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	306	298
Gibson Brands Inc., 8.88%, 08/01/18 (r)	194	194
GLP Capital LP
4.88%, 11/01/20	311	319
5.38%, 11/01/23	243	251
KB Home, 7.50%, 09/15/22	234	240
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	646	659
Men’s Wearhouse Inc., 7.00%, 07/01/22 (r)	246	259
MGM Resorts International, 6.75%, 10/01/20	804	859
Neiman Marcus Group Ltd. Inc., 8.75%, 10/15/21 (r) (y)	1,000	1,060
Netflix Inc., 5.75%, 03/01/24	826	842
PC Nextco Holdings LLC, 8.75%, 08/15/19 (y)	888	904
PVH Corp., 4.50%, 12/15/22	229	232
Regal Entertainment Group, 5.75%, 03/15/22	800	818
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	131	138
Sally Holdings LLC, 5.50%, 11/01/23	494	521
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	427	429
Springs Industries Inc., 6.25%, 06/01/21	471	465
Tempur Sealy International Inc., 6.88%, 12/15/20	121	129
TRW Automotive Inc., 4.45%, 12/01/23 (r)	550	554
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	1,000	1,058
WideOpenWest Finance LLC, 10.25%, 07/15/19	1,000	1,075
Wolverine World Wide Inc., 6.13%, 10/15/20	132	141
		13,198
CONSUMER STAPLES - 0.4%
B&G Foods Inc., 4.63%, 06/01/21	549	548
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	1,281	1,272
HJ Heinz Co., 4.25%, 10/15/20	1,506	1,545
JBS Investments GmbH, 7.25%, 04/03/24 (r)	2,490	2,555
Prestige Brands Inc., 5.38%, 12/15/21 (r)	135	137
TreeHouse Foods Inc., 4.88%, 03/15/22	405	413
		6,470
ENERGY - 0.7%
Arch Coal Inc., 8.00%, 01/15/19 (r)	591	283
Calumet Specialty Products Partners LP, 6.50%, 04/15/21 (r)	1,000	970
Chesapeake Energy Corp., 3.50%, 04/15/19 (i)	1,383	1,331
DCP Midstream LLC, 5.85%, 05/21/43 (r)	1,344	968
Energy XXI Gulf Coast Inc., 6.88%, 03/15/24 (r)	1,732	597
EnQuest Plc, 7.00%, 04/15/22 (r)	1,000	710
Parker Drilling Co., 7.50%, 08/01/20	712	575
PVR Partners LP, 6.50%, 05/15/21	1,119	1,178
Regency Energy Partners LP
5.88%, 03/01/22	876	950
5.00%, 10/01/22	81	84
Rosetta Resources Inc., 5.88%, 06/01/22	1,975	1,851
Seadrill Ltd., 6.13%, 09/15/17 (k) (r)	750	634
Tesoro Corp., 5.13%, 04/01/24	842	859
		10,990

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
FINANCIALS - 0.4%
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	1,333	1,339
Altice Financing SA, 6.63%, 02/15/23 (r)	750	773
International Lease Finance Corp., 4.63%, 04/15/21	1,649	1,707
Santander UK Plc, 5.00%, 11/07/23 (r)	768	827
Stena AB, 7.00%, 02/01/24 (r)	1,498	1,453
		6,099
HEALTH CARE - 0.5%
Capsugel SA, 7.00%, 05/15/19 (r) (y)	595	605
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	274	278
HCA Inc., 3.75%, 03/15/19	623	631
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (r)	698	726
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	617	685
Tenet Healthcare Corp., 6.00%, 10/01/20	570	604
Valeant Pharmaceuticals International Inc., 6.75%, 08/15/18 (r)	1,000	1,054
VRX Escrow Corp.
5.88%, 05/15/23 (r)	1,772	1,816
6.13%, 04/15/25 (r)	1,440	1,492
		7,891
INDUSTRIALS - 0.4%
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (r)	1,000	820
Aviation Capital Group Corp., 3.88%, 09/27/16 (r)	1,346	1,375
Bombardier Inc.
6.00%, 10/15/22 (r)	1,009	947
6.13%, 01/15/23 (r)	585	553
Meritor Inc., 6.25%, 02/15/24	815	821
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,075
		5,591
INFORMATION TECHNOLOGY - 0.4%
Boxer Parent Co. Inc., 9.00%, 10/15/19 (r) (y)	1,657	1,367
Entegris Inc., 6.00%, 04/01/22 (r)	1,273	1,327
First Data Corp., 7.38%, 06/15/19 (r)	483	505
NXP BV
5.75%, 02/15/21 (r)	212	224
5.75%, 03/15/23 (r)	242	257
Sanmina Corp., 4.38%, 06/01/19 (r)	1,354	1,348
ViaSat Inc., 6.88%, 06/15/20	1,008	1,062
		6,090
MATERIALS - 0.2%
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	331	337
Cemex SAB de CV, 5.00%, 10/15/18 (i) (r)	1,000	1,044
Rain CII Carbon LLC, 8.25%, 01/15/21 (r)	1,000	933
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	1,088	1,081
		3,395
TELECOMMUNICATION SERVICES - 0.2%
Frontier Communications Corp., 6.88%, 01/15/25	1,021	1,011
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	1,519	1,519
Sprint Corp., 7.13%, 06/15/24	624	611
		3,141
UTILITIES - 0.3%
AES Corp.
3.26%, 06/01/19 (i)	1,000	995
7.38%, 07/01/21	1,000	1,120
RJS Power Holdings LLC, 5.13%, 07/15/19 (r)	1,924	1,895
		4,010
Total Corporate Bonds and Notes (cost $68,694)		66,875

VARIABLE RATE SENIOR LOAN INTERESTS - 90.7% (i)

CONSUMER DISCRETIONARY - 28.1%
24 Hour Fitness Worldwide Inc. Term Loan B, 4.75%, 05/18/21	2,985	2,970
Acosta, Inc. Term Loan B, 5.00%, 08/14/21	4,988	5,033
Advantage Sales and Marketing Inc. 1st Lien New Term Loan, 4.25%, 07/11/21	6,584	6,574
Advantage Sales and Marketing, Inc. 2nd Lien Term Loan, 7.50%, 07/10/22	900	900
Affinion Group Replacement Term Loan, 6.75%, 10/10/16	1,915	1,814
AlliedBarton Security Services LLC Term Loan, 4.25%, 02/12/21	2,931	2,929
Allison Transmission Inc. Term Loan, 3.50%, 08/08/19	3,271	3,268
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21	6,269	6,206
AMC Entertainment Inc Term Loan B, 3.50%, 04/30/20	3,072	3,066
American Tire Distributors Holdings Inc. Term Loan, 0.00%, 10/01/21 (z)	3,722	3,736
Apex Tool Group LLC Term Loan B, 4.50%, 01/31/20	3,766	3,710
Aramark Corp. Term Loan
3.25%, 09/21/19	5,820	5,826
3.25%, 02/21/21	1,938	1,933
Ascend Learning LLC 1st Lien Term Loan
6.00%, 07/31/19	1,982	1,984
6.00%, 07/31/19	197	197
Atlantic Broadband Finance LLC Term Loan, 3.25%, 11/30/19	1,143	1,134
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	1,326	1,320
6.50%, 07/29/17 (i)	715	712
Bass Pro Group LLC Term Loan B, 3.75%, 11/20/19	4,230	4,220
Bombardier Recreational Products Inc. Term Loan B, 4.00%, 01/31/19	5,771	5,763
Borgata Term Loan B, 6.50%, 08/15/18	2,857	2,871
Boyd Gaming Corp. Term Loan B, 4.00%, 08/15/20	3,744	3,747
Burger King NewCo Term Loan B, 4.50%, 09/25/21	6,956	7,021
Burlington Coat Factory Warehouse Corp. Term, 4.25%, 07/24/21	2,918	2,933
Caesars Entertainment Corp. Term Loan, 9.75%, 03/01/17 (c) (d)	3,088	2,813
Caesars Entertainment Resort Properties LLC 1st Lien Term Loan, 7.00%, 10/11/20	4,455	4,212
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21	3,154	2,791
Camping World Inc. Term Loan B
5.75%, 02/14/20	2,887	2,907
5.75%, 02/14/20	38	39
Centerplate Inc. Term Loan, 4.75%, 11/13/19 (f)	1,485	1,466
Cequel Communications LLC Term Loan, 3.50%, 02/14/19	5,429	5,432
Charter Communications Operating LLC Term Loan E, 3.00%, 04/25/20	4,811	4,790
Charter Communications Operating LLC Term Loan F, 3.00%, 12/31/20	465	463

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Charter Communications Term Loan, 4.25%, 08/12/21	830	836
Chrysler Group LLC Term Loan B
3.50%, 05/24/17	1,909	1,909
3.25%, 12/31/18	2,481	2,478
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22	270	274
Citycenter Holdings LLC Term Loan B, 4.25%, 10/09/20	7,199	7,221
Clear Channel Communications Inc. Term Loan, 6.92%, 01/30/19	9,000	8,546
Coinmach Corp. Term Loan, 4.25%, 11/15/19	5,838	5,813
Cooper Standard Auto Term Loan, 4.00%, 03/27/21	2,479	2,471
Crossmark Holdings Inc. Term Loan, 4.50%, 12/21/19 (f)	2,449	2,345
CSC Holdings Inc. Term Loan, 2.67%, 04/25/20	2,320	2,308
Cumulus Media Inc. Term Loan, 4.25%, 12/23/20	3,593	3,524
David’s Bridal Inc. Initial Term Loan, 5.25%, 10/08/19	2,866	2,777
Dealer Tire, LLC 1st Lien Term Loan, 5.50%, 12/22/21	1,746	1,769
Dollar Tree Inc. Term Loan, 4.25%, 02/06/22 (i)	3,924	3,964
Ellucian Term Loan, 4.00%, 07/19/18	952	950
Expro US Finco LLC Term Loan L 475, 5.75%, 08/11/21	3,491	2,965
Extended Stay America Term Loan, 5.00%, 05/27/19	2,932	2,956
Formula One Holdings Term Loan
4.75%, 07/30/21	8,137	8,082
7.75%, 07/29/22	1,250	1,242
Four Seasons Hotels Ltd. 2nd Lien Term Loan, 6.25%, 12/23/20	1,968	1,978
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20	2,297	2,292
Freedom Group Inc. Term Loan
5.50%, 04/19/19	499	486
5.50%, 04/19/19	2,426	2,363
Garda World Security Corp. Delayed Draw Term Loan, 4.00%, 11/05/20	402	400
Garda World Security Corp. Term Loan B, 4.00%, 11/05/20	1,573	1,564
Getty Images Inc. Initial Term Loan, 4.75%, 10/03/19	1,906	1,604
GNC Corp. Term Loan, 3.25%, 03/04/19	3,898	3,862
Harrah’s Operating Company Inc. Term Loan B-7, 9.75%, 03/01/17 (c) (d)	643	586
Hilton Worldwide Finance LLC Term Loan B-2, 3.50%, 09/23/20	2,622	2,624
Hilton Worldwide Inc. Term Loan B, 3.50%, 09/23/20	5,325	5,330
Hudson’s Bay Co. Initial Term Loan
4.75%, 10/07/20	510	511
4.75%, 10/07/20	170	170
4.75%, 10/07/20	340	340
4.75%, 10/07/20	85	85
IMG Worldwide Holdings Inc. 1st Lien Term Loan
5.25%, 03/19/21	335	331
5.25%, 03/19/21	3,645	3,610
Information Resources Inc. Term Loan, 4.75%, 09/26/20	1,141	1,149
Information Resources Inc. Term Loan B
4.75%, 09/26/20	291	292
4.75%, 09/26/20	694	699
4.75%, 09/26/20	1,484	1,493
J. Crew Group Inc. New Term Loan B
4.00%, 03/05/21	1,330	1,232
4.00%, 03/05/21	435	403
4.00%, 03/05/21	1,514	1,401
4.00%, 03/05/21	1,749	1,619
4.00%, 03/05/21	1,741	1,612
Kasima LLC Term Loan, 3.25%, 05/23/21	1,166	1,161
Landry’s Inc. Term Loan B, 4.00%, 04/24/18	2,660	2,663
Leslie’s Poolmart Inc. Term Loan B, 4.25%, 10/16/19	1,970	1,957
Liberty Global Term Loan
4.50%, 12/24/21	1,750	1,740
7.75%, 06/23/23	550	550
Live Nation Entertainment Inc. Term Loan B-1, 3.50%, 08/14/20	2,905	2,898
Media General Inc. Term Loan B, 4.25%, 07/30/20	4,994	5,015
Mediacom Broadband Term Loan F, 2.65%, 03/31/18	2,481	2,450
Men’s Wearhouse Inc. Term Loan B, 4.50%, 04/15/21	2,980	2,991
MGM Resorts International Term Loan B, 3.50%, 12/20/19	5,140	5,122
Michaels Stores Inc. Term Loan
3.75%, 01/25/20	583	584
3.75%, 01/25/20	583	584
3.75%, 01/25/20	4,708	4,709
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19	6,044	5,989
MPG Holdco I Inc. Term Loan B, 4.25%, 10/10/21	2,463	2,473
Neiman Marcus Group Inc. Term Loan, 4.25%, 10/25/20	9,888	9,849
Numericable U.S. LLC Term Loan B-1, 4.50%, 04/25/20	3,744	3,751
Numericable U.S. LLC Term Loan B-2, 4.50%, 04/25/20	3,239	3,245
Orbitz Worldwide Inc. Term Loan C, 4.50%, 04/15/21	1,722	1,723
Party City Holdings Inc. Term Loan
4.00%, 07/27/19	2,323	2,319
4.00%, 07/27/19	2,295	2,291
4.00%, 07/27/19	2,049	2,046
4.00%, 07/27/19	289	288
4.00%, 07/27/19	257	256
Peninsula Gaming LLC Term Loan B, 4.25%, 11/20/17	3,158	3,159
PETCO Animal Supplies Inc. New Term Loan, 4.00%, 11/24/17	3,680	3,678
Petsmart Inc. Term Loan, 0.00%, 03/10/22 (z)	3,000	3,022
Petsmart Inc. Term Loan B, 5.00%, 03/10/22	5,063	5,100
Pilot Travel Centers LLC Term Loan B, 4.25%, 10/01/21	3,980	4,013
Pinnacle Entertainment Inc. Term Loan B-2, 3.75%, 08/04/20	2,601	2,600
Polymer Group Inc. Additional Term Loan, 5.25%, 12/19/19	3,848	3,858
Quebecor Media Inc. Term Loan B-1, 3.25%, 07/29/20	3,940	3,883
Regal Cinemas Corp. Term Loan B, 0.00%, 12/15/21 (z)	1,930	1,933
Sabre Inc. Term Loan B, 4.00%, 02/19/19	3,111	3,111
Sabre Inc. Term Loan B-2, 4.50%, 02/19/19	2,963	2,962
Savers Inc. New Term Loan, 5.00%, 07/09/19	2,075	2,027
Scientific Games Corp. Term Loan
6.00%, 06/14/20	793	795
6.00%, 06/14/20	5,479	5,494
6.00%, 06/14/20	5,381	5,396

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
6.00%, 06/14/20	131	131
6.00%, 06/14/20	98	98
Scientific Games International Inc. Term Loan, 6.00%, 09/17/21	1,496	1,499
Seaworld Parks & Entertainment Inc. Term Loan B-2, 3.00%, 05/14/20	2,841	2,767
SeaWorld Parks & Entertainment Inc. Term Loan B3, 0.00%, 05/14/20 (z)	1,929	1,923
Seminole Hard Rock Entertainment Inc. Term Loan, 3.50%, 05/15/20	821	816
ServiceMaster Co. LLC Term Loan, 0.00%, 06/27/21 (z)	900	895
Servicemaster Co., LLC Term Loan, 4.25%, 06/27/21	9,973	9,923
Sinclair Television Group Inc. Term Loan B
3.00%, 04/09/20	433	429
3.00%, 04/19/20	1,335	1,325
3.00%, 04/19/20	2,150	2,134
SOURCECORP Inc. Term Loan, 7.75%, 10/29/19	2,500	2,431
SRAM LLC Term Loan
4.00%, 04/10/20	615	614
4.00%, 04/10/20	85	85
4.00%, 04/10/20	2,748	2,741
Station GVR Acquisition LLC Term Loan B, 4.25%, 03/01/20	5,568	5,579
Tempur-Pedic International Inc. Term Loan B, 3.50%, 12/31/19	2,874	2,875
TI Group Automotive Systems, LLC New Term Loan B, 4.25%, 07/03/21	5,459	5,452
Travelport Finance Sarl Term Loan, 6.00%, 08/15/21	3,491	3,520
Tribune Company Initial Term Loan, 4.00%, 11/26/20	9,987	9,990
Univision Communications Inc. Incremental Term Loan, 4.00%, 03/01/20	3,709	3,699
Univision Communications Inc. Replacement 1st Lien Term Loan, 4.00%, 03/01/20	7,180	7,164
USI Inc. Term Loan, 4.25%, 12/27/19	3,884	3,885
Varsity Brands Holding Co. Inc. Term Loan, 6.00%, 12/10/21	750	757
Visant Holding Corp. Term Loan, 7.00%, 08/15/21	4,965	4,983
Waddington North America Inc. Term Loan
4.50%, 05/30/20	1,051	1,049
4.50%, 05/30/20	1,793	1,791
4.50%, 06/07/20	114	114
4.50%, 06/07/20	351	350
8.50%, 11/24/20	1,000	980
WaveDivision Holdings LLC Term Loan, 4.00%, 08/08/19	2,542	2,534
Weather Channel Term Loan, 3.50%, 02/11/17	2,827	2,707
Weather Co. Term Loan
7.00%, 12/21/20	2,016	1,772
7.00%, 12/21/20	984	865
Weight Watchers International Inc. Initial Term Loan B-2, 4.00%, 04/02/20	4,882	2,599
WideOpenWest Finance LLC Term Loan B, 4.75%, 04/01/19	5,435	5,436
WMG Acquisition Corp. Refinancing Term Loan, 3.75%, 07/06/20	2,963	2,888
Ziggo BV Term Loan B-1
3.25%, 01/15/22	2,448	2,432
3.25%, 01/15/22	140	139
Ziggo BV Term Loan B-2, 3.50%, 01/15/22	1,668	1,657
Ziggo BV Term Loan B-3, 3.50%, 01/15/22	2,743	2,725
		428,684
CONSUMER STAPLES - 5.0%
Albertson’s LLC Delayed Draw Term Loan, 5.38%, 03/21/19	3,000	3,020
Albertson’s LLC Term Loan B-2, 5.38%, 05/21/19	3,304	3,327
Albertsons LLC Term Loan B4, 5.50%, 08/10/21	4,500	4,536
ARAMARK Corp. Extended Term Loan, 3.65%, 07/26/16 (f)	123	123
ARAMARK Corp. Term Loan, 3.65%, 07/26/16	72	72
BJ’s Wholesale Club Inc. Term Loan B, 4.50%, 11/01/19	7,414	7,410
CTI Foods Holding Co. LLC 1st Lien Term Loan, 4.50%, 06/20/20	2,963	2,953
D.E. Master Blenders Term Loan, 3.50%, 07/02/21	1,000	997
Del Monte 1st Lien Term Loan
4.25%, 01/26/21	18	17
4.25%, 01/26/21	1,962	1,864
Del Monte 2nd Lien Term Loan, 8.25%, 07/26/21	500	449
Dole Food Co. Inc. New Term Loan B
4.50%, 10/25/18	467	468
4.50%, 10/25/18	172	173
4.50%, 10/25/18	502	503
4.50%, 10/25/18	502	503
4.50%, 10/25/18	502	503
4.50%, 10/25/18	502	503
4.50%, 10/25/18	502	503
4.50%, 10/25/18	502	503
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21	1,886	1,896
HJ Heinz Co. Term Loan B-2, 3.50%, 04/15/20	5,196	5,203
Hostess Brands Inc. Term Loan
6.75%, 03/11/20	3,194	3,246
6.75%, 03/11/20	280	285
JBS USA LLC Incremental Term Loan, 3.75%, 09/22/20	2,963	2,961
Pinnacle Foods Finance LLC Term Loan G, 3.00%, 04/16/20	1,712	1,704
Pinnacle Foods Finance LLC Term Loan H, 3.00%, 04/29/20	1,975	1,966
Portillo’s Holdings, LLC 1st Lien Term Loan L 375, 4.75%, 08/01/21	2,985	2,978
Reynolds Group Holdings Inc. New Dollar Term Loan, 4.50%, 12/26/18	2,825	2,835
Reynolds Group Holdings Inc.Term Loan
4.50%, 12/26/18	1,716	1,722
4.50%, 12/26/18	3,329	3,341
Rite Aid Corp. 2nd Lien Term Loan, 4.88%, 06/21/21	4,000	4,002
Sun Products Corp. Term Loan B, 5.50%, 03/23/20	2,912	2,792
SUPERVALU Inc. New Term Loan, 4.50%, 03/21/19	5,900	5,919
U.S. Foodservice Inc. Term Loan, 4.50%, 03/31/19	6,895	6,896
		76,173
ENERGY - 5.8%
Alpha Natural Resources Inc. Term Loan B, 3.50%, 05/25/20	2,940	2,026
Arch Western Finance LLC Term Loan, 6.25%, 05/16/18	6,914	5,327
Astoria Energy LLC Term Loan B, 5.00%, 12/18/21	2,750	2,742

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Bayonne Energy Center LLC Term Loan B, 5.00%, 07/02/21	679	677
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21	2,800	2,217
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21	700	644
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18	4,318	4,293
Citgo Petroleum Corp. Term Loan B, 4.50%, 07/23/21	965	956
Drillships Financing Holding Inc. Term Loan B-1, 6.00%, 03/31/21	5,142	3,912
Eco Services Operations LLC Term Loan, 4.75%, 10/09/21 (f)	2,494	2,500
Emerald Performance Materials, LLC 2nd Lien Term Loan, 7.75%, 07/23/22	900	882
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 06/10/16	2,500	2,508
Energy Transfer Equity LP 1st Lien Term Loan, 3.25%, 11/15/19	3,000	2,950
Energy Transfer Equity LP New Term Loan, 4.00%, 12/02/19	1,800	1,794
EP Energy LLC Incremental Term Loan, 4.50%, 04/24/19	1,481	1,448
EquiPower Resources Holdings LLC 1st Lien Term Loan, 4.25%, 12/20/18	1,979	1,975
Equipower Resources Term Loan, 4.25%, 12/31/19	2,950	2,945
Fieldwood Energy LLC 1st Lien Term Loan
0.00%,09/28/18 (z)	—	—
3.88%, 09/28/18	2,048	1,907
3.88%, 09/28/18	103	96
3.88%, 09/28/18	615	573
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20	5,100	3,719
Floatel International Ltd. Term Loan, 6.00%, 05/22/20	2,970	2,164
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21	2,300	2,039
MRC Global Inc. New Term Loan, 5.00%, 11/14/19	2,955	2,834
Ocean Rig UDW Inc. Term Loan, 5.50%, 07/18/21	4,488	3,732
Oxbow Carbon LLC 2nd Lien Term Loan, 8.00%, 01/19/20	1,000	815
Oxbow Carbon LLC Term Loan B, 4.25%, 07/19/19	2,775	2,672
Pacific Drilling SA Term Loan, 4.50%, 06/03/18	3,930	3,250
Peabody Energy Corp. Term Loan, 4.25%, 09/20/20	4,938	4,432
Quicksilver Resources Inc. 2nd Lien Term Loan, 7.00%, 06/21/19	4,000	2,223
Samson Investment Co. Term Loan 1, 5.00%, 09/25/18	4,350	2,269
Seadrill Ltd. Term Loan B, 4.00%, 02/12/21	7,784	6,162
Sheridan Production Partners I-A LP Term Loan B-2, 4.25%, 10/05/19	424	393
Sheridan Production Partners I-M LP Term Loan B-2, 4.25%, 10/05/19	259	240
TPF Generation Holdings, LLC Term Loan, 5.50%, 09/26/21	2,000	2,023
Vantage Delware Holdings LLC Term Loan, 5.75%, 03/28/19	1,965	1,118
Walter Energy Inc. Term Loan, 7.25%, 03/04/18	227	137
Western Refining Inc. Term Loan B, 4.25%, 11/25/20	2,963	2,939
Wheelabrator Technologies Inc. Term Loan
5.00%, 10/15/21	3,344	3,383
5.00%, 10/15/21	148	149
		89,065
FINANCIALS - 4.5%
Altice Financing SA 1st Lien Term Loan B, 5.25%, 01/29/22	1,000	1,008
AmWINS Group Inc. Term Loan
5.00%, 09/06/19	1,109	1,117
5.25%, 09/06/19	2,405	2,423
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20	4,641	4,626
Asurion LLC Term Loan
5.00%, 05/24/19	5,334	5,346
5.00%, 05/24/19	982	984
BATS Global Markets Inc. Term Loan B, 0.00%, 02/19/20 (z)	930	937
Capital Automotive LP 2nd Lien Term Loan, 6.00%, 04/25/20	3,250	3,299
Capital Automotive LP Term Loan B, 4.00%, 04/19/19	3,216	3,224
DTZ U.S. Borrower, LLC 1st Lien Term Loan, 5.50%, 10/28/21	1,567	1,574
DTZ US Borrower LLC Delayed Draw Term Loan, 5.50%, 10/28/21	933	938
Everest Acquisition LLC Term Loan B-3, 3.50%, 05/24/18	333	321
Guggenheim Partners Investment Management Holdings LLC Initial Term Loan, 4.25%, 07/17/20	2,560	2,576
Harbourvest Partners LP Extended Term Loan, 3.25%, 02/04/21 (f)	1,220	1,204
HUB International Ltd. Term Loan B, 4.25%, 09/17/20	5,935	5,882
INEOS Finance Plc Term Loan, 0.00%, 03/31/22 (z)	1,800	1,800
LPL Holdings Inc. Incremental Term Loan B, 3.25%, 03/29/19	3,910	3,903
National Financial Partners Corp. Term Loan B
0.00%,07/01/20 (z)	750	747
4.50%, 07/01/20	3,450	3,438
Realogy Corp. Extended Term Loan, 4.40%, 10/10/16 (f)	34	33
Realogy Corp. Term Loan, 3.75%, 03/05/20	6,981	6,970
Sheridan Investment Partners I LLC Term Loan B-2, 4.25%, 10/05/19	3,199	2,967
Sheridan Production Partners II LP Term Loan, 4.25%, 12/16/20	1,662	1,444
Sheridan Production Partners II LP Term Loan A, 4.25%, 12/16/20	231	201
Sheridan Production Partners II LP Term Loan M, 4.25%, 12/16/20	86	75
Stena AB Term Loan
4.00%, 02/24/21	2,463	2,202
4.00%, 02/24/21	2,500	2,236
TCW Group Inc. Term Loan, 3.00%, 02/06/20	1,271	1,255
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19	1,292	1,220
Vantiv LLC Term Loan B, 3.75%, 06/13/21	426	427
Walter Investment Management Corp. Term Loan, 4.75%, 12/19/20	4,451	4,075
		68,452
HEALTH CARE - 11.5%
Accellent Inc. 1st Lien Term Loan, 4.50%, 02/21/21	3,960	3,930

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Akorn Inc. Incremental Term Loan, 4.50%, 04/16/21	2,000	2,006
Akorn Inc. Term Loan B, 4.50%, 11/13/20	983	986
Alere Inc. Term Loan B, 4.31%, 06/30/17	1,526	1,527
Alliance HealthCare Services Inc. Term Loan
4.25%, 06/03/19	357	355
4.25%, 06/03/19	572	568
4.25%, 06/03/19	143	142
4.25%, 06/03/19	484	481
4.25%, 06/03/19	500	497
4.25%, 06/03/19	429	426
4.25%, 06/03/19	465	462
Amneal Pharmaceuticals LLC Term Loan B, 5.00%, 11/01/19	749	752
Amsurg Corp. Term Loan B, 3.75%, 07/08/21	1,032	1,034
Ardent Medical Services Inc. Term Loan, 6.75%, 05/02/18	2,362	2,366
ATI Holdings Inc. 1st Lien Term Loan
5.25%, 12/20/19	495	496
5.25%, 02/01/20	980	982
Aveta Inc. Term Loan
9.75%, 10/23/17	732	641
9.75%, 10/23/17	532	466
Biomet Inc. Incremental Term Loan
3.67%, 07/25/17	762	762
3.67%, 07/25/17	396	395
3.67%, 07/25/17	13	13
3.67%, 07/25/17	752	752
BPA Laboratories Inc. Term Loan
2.75%, 07/03/17	1,028	917
2.75%, 07/13/17	894	773
Capsugel Holdings US Inc. Incremental Term Loan, 3.50%, 08/01/18	2,211	2,207
CareCore National LLC Term Loan, 5.50%, 02/12/21	1,978	1,987
Catalent Pharma Solutions Inc. Term Loan, 4.25%, 05/08/21	5,955	5,978
Community Health Systems Inc. Term Loan, 3.43%, 12/05/18	2,100	2,099
Community Health Systems Inc. Term Loan D
4.25%, 01/27/21	6,541	6,571
4.25%, 01/27/21	100	101
Convatec Inc. Dollar Term Loan, 4.00%, 12/22/16	2,728	2,730
DaVita HealthCare Partners Inc. Term Loan B, 3.50%, 06/20/21	3,893	3,898
Emdeon Business Services LLC Term Loan
3.75%, 11/17/18	73	73
3.75%, 11/17/18	152	152
3.75%, 11/17/18	1,055	1,056
3.75%, 11/17/18	632	632
3.75%, 11/17/18	2,897	2,900
Emergency Medical Services Corp. Term Loan
4.00%, 05/05/18	2,683	2,691
4.00%, 05/05/18	285	285
4.00%, 05/05/18	1,260	1,263
Envision Acquisition Co. Term Loan, 5.75%, 09/23/20	2,461	2,463
Grifols Worldwide Operations USA Inc. Term Loan, 3.17%, 03/05/21	3,960	3,954
Healogics Inc. 1st Lien Term Loan, 5.25%, 07/01/21	1,400	1,401
IASIS Healthcare LLC Term Loan B, 4.50%, 02/20/20	3,873	3,878
Ikaria Inc. 1st Lien Term Loan, 5.00%, 02/03/21	1,743	1,743
Ikaria Inc. 2nd Lien Term Loan, 8.75%, 02/03/22	1,000	1,011
Impax Laboratories Inc. Term Loan, 5.50%, 01/06/21	3,000	3,019
IMS Health Inc. New Term Loan B
3.50%, 03/17/21	3,086	3,073
3.50%, 03/17/21	3,635	3,618
3.50%, 03/17/21	961	957
Kindred Healthcare Inc. New Term Loan B, 4.25%, 04/09/21	3,963	3,979
Kinetic Concepts Inc. Term Loan E, 4.50%, 05/04/18	6,656	6,678
Mallinckrodt International Finance S.A. Term Loan B, 3.25%, 03/14/21	2,475	2,467
Millenium Laboratories LLC Term Loan B, 5.25%, 04/17/21	6,948	6,989
Multiplan Inc. Term Loan, 3.75%, 03/21/21	10,516	10,476
NBTY Inc. Term Loan
3.50%, 10/01/17	1,655	1,632
3.50%, 10/01/17	197	195
3.50%, 10/01/17	132	130
One Call Medical Inc. 1st Lien Term Loan, 5.00%, 11/20/20	2,970	2,969
Onex Carestream Finance LP 1st Lien Term Loan, 5.00%, 06/07/19	5,159	5,173
Onex Carestream Finance LP Term Loan, 9.50%, 12/05/19	1,879	1,871
Ortho-Clinical Diagnostics Inc. 1st Lien Term Loan
4.75%, 06/30/21	2,183	2,160
4.75%, 06/30/21	3,276	3,242
Par Pharmaceutical Companies Inc. Term Loan, 4.00%, 09/28/19	9,086	9,068
Par Pharmaceutical Cos. Inc. Term Loan B-3, 4.25%, 09/28/19	1,800	1,798
Patheon Inc. Term Loan, 4.25%, 03/11/21	3,970	3,949
Prestige Brands Inc. Incremental Term Loan, 4.50%, 08/14/21	458	459
Quintiles Transnational Corp. Term Loan B-3, 3.75%, 08/08/18	4,089	4,097
Radnet Management Inc. Add-On Term Loan, 4.25%, 10/12/18	2,405	2,405
Select Medical Corp. Term Loan E, 3.75%, 06/01/18	904	903
Surgical Care Affiliates Inc. Term Loan B, 4.25%, 03/17/22	1,750	1,755
U.S. Renal Care Inc. Term Loan B-2, 4.25%, 07/03/19	4,185	4,189
United Surgical Partners International Inc. 1st Lien Term Loan, 4.75%, 03/30/19	2,250	2,246
United Surgical Partners International Inc. New Term Loan B, 4.75%, 03/30/19	666	664
Valeant Pharmaceuticals International Inc. Term Loan
3.50%, 02/13/19	4,719	4,728
3.50%, 12/11/19	853	853
0.00%,03/13/22 (z)	3,574	3,589
0.00%,03/13/22 (z)	2,737	2,749
Valeant Pharmaceuticals International Inc. Term Loan B, 3.50%, 07/08/20	2,787	2,787
		175,669
INDUSTRIALS - 12.1%
ADS Waste Holdings Inc. Term Loan B-2, 3.75%, 10/09/19	5,825	5,755
Affinia Group Inc. Term Loan B-2, 4.75%, 04/12/20	391	391
AlixPartners LLP Term Loan B-2, 4.00%, 07/10/20	3,131	3,135

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Allflex Holdings Inc. Term Loan, 4.25%, 06/15/20	2,963	2,960
Alliance Laundry Systems LLC Term Loan B
4.25%, 12/07/18	806	807
4.25%, 12/10/18	1,000	1,001
4.25%, 02/11/19	1,300	1,302
American Airlines Inc. Term Loan B, 3.75%, 09/21/19	4,913	4,906
American Builders & Contractors Supply Co. Inc. Term Loan, 3.50%, 04/15/20	2,955	2,947
Ameriforge Group Inc. 1st Lien Term Loan, 5.00%, 12/19/19	2,454	2,147
Ameriforge Group Inc. 2nd Lien Term Loan, 8.75%, 12/19/20	500	462
BakerCorp Replacement Term Loan, 4.25%, 02/20/20	2,940	2,786
Brand Energy & Infrastructure Services Inc. Term, 0.00%, 11/21/20 (z)	1,740	1,688
Brand Energy & Infrastructure Services Inc. Term Loan, 4.75%, 11/21/20	1,975	1,916
Brickman Group Holdings Inc. Term Loan, 4.00%, 12/15/20	8,430	8,386
Capital Safety Group Term Loan, 3.75%, 03/26/21	4,455	4,377
Capsugel Holdings US Inc. Term Loan, 3.50%, 08/01/18	454	454
Ceridian Corp. Term Loan, 4.50%, 09/15/20	1,973	1,942
Custom Sensors & Technologies 1st Lien Term Loan, 4.50%, 06/18/21	498	497
Delta Airlines Inc. Term Loan B-1, 3.25%, 10/18/18	2,464	2,461
Dematic SA Term Loan, 4.25%, 12/28/19	3,868	3,855
Ducommun Inc. Term Loan B, 4.75%, 06/24/17 (f)	632	632
DuPont Performance Coatings Inc. Term Loan, 3.75%, 02/03/20	9,400	9,339
Emerald Expositions Holdings Inc. Term Loan, 4.75%, 06/17/20	1,744	1,748
Ennis-Flint Term Loan, 4.25%, 03/31/21	2,970	2,914
Evertec Group LLC Term Loan B, 3.50%, 04/25/20	2,955	2,901
Filtration Group Corp. 1st Lien Term Loan, 4.50%, 11/14/20	1,965	1,976
Filtration Group Corp. 2nd Lien Term Loan, 8.25%, 11/14/21	1,000	1,001
FleetPride Inc. 1st Lien Term Loan, 5.25%, 11/19/19	1,906	1,889
Gardner Denver Inc. Dollar Term Loan, 4.25%, 07/31/20	5,875	5,566
Gates Global LLC US Term Loan, 4.25%, 06/12/21	8,479	8,442
Generac Power Systems Inc. New Term Loan, 3.25%, 05/12/20	7,168	7,147
Hamilton Sundstrand Corp. Term Loan, 4.00%, 12/13/19	9,233	8,741
Harbor Freight Tools USA Inc. New Term Loan, 4.75%, 07/26/19	945	951
Hertz Corp. New Term Loan, 3.50%, 03/11/18	2,310	2,300
Husky Injection Molding Systems Ltd. 1st Lien Term Loan, 4.25%, 06/25/21	3,500	3,487
Husky Injection Molding Systems Ltd. Term Loan, 4.25%, 06/25/21	1,979	1,972
Interactive Data Corp. Term Loan, 4.75%, 04/30/21	4,662	4,681
International Lease Finance Co. New Term Loan, 3.50%, 06/30/17	667	667
Landmark Aviation 1st Lien Term Loan, 4.75%, 10/25/19	898	898
Landmark Aviation Term Loan
4.75%, 10/25/19	689	690
4.75%, 10/25/19	80	80
Lineage Logistics Holdings LLC 1st Lien Term Loan, 4.50%, 04/14/21	3,970	3,933
OSG Bulk Ships Inc. Term Loan, 5.25%, 07/22/19	597	593
Otter Products LLC Term Loan, 5.75%, 05/30/20	1,980	1,967
Paragon Offshore Finance Co. Term Loan, 3.75%, 07/18/21	1,197	820
Ply Gem Industries Inc. Term Loan, 4.00%, 01/30/21	993	982
PODS 1st Lien Term Loan, 5.25%, 01/28/22	750	755
Protection One Inc. Replacement Term Loan, 4.25%, 03/21/19	472	472
Protection One Inc. Term Loan, 4.25%, 03/17/19	3,189	3,187
RBS Global Inc. and Rexnord Corp. Term Loan B
4.00%, 08/23/20	8,857	8,850
4.00%, 08/23/20	506	506
Schaeffler AG New Term Loan B, 4.25%, 05/15/20	2,000	2,013
Sedgwick CMS Holdings Inc. 1st Lien Term Loan, 3.75%, 02/11/21	5,940	5,864
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.50%, 05/09/17	1,697	1,697
Sequa Corp. Term Loan, 5.25%, 06/19/17	2,234	2,073
Southwire LLC Term Loan, 3.25%, 02/11/21	2,930	2,897
TNT Crane & Rigging, Inc. 1st Lien Term Loan, 5.50%, 11/27/20	2,971	2,867
TransDigm Inc. Term Loan C, 3.75%, 02/28/20	7,000	6,984
U.S. Airways Inc. Term Loan B-1, 3.50%, 05/23/19	4,950	4,932
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,915	1,880
Unifrax I LLC New Term Loan, 4.25%, 11/28/18	1,669	1,659
United Air Lines Inc. Term Loan, 3.50%, 04/01/19	3,930	3,924
Utex Industries Inc. 1st Lien Term Loan, 5.00%, 05/22/21	1,990	1,788
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,065	1,060
WTG Holdings III Corp. 2nd Lien Term Loan, 8.50%, 01/10/22	500	488
		184,388
INFORMATION TECHNOLOGY - 8.9%
Ancestry.com Inc. Term Loan B, 4.50%, 03/28/18	2,103	2,097
Applied Systems Inc. 1st Lien Term Loan, 4.25%, 01/15/21	988	987
Applied Systems Inc. 2nd Lien Term Loan, 7.50%, 01/15/22	1,000	997
Avaya Inc. Term Loan B-6, 6.50%, 03/31/18	4,916	4,900
BMC Software Finance Inc. Term Loan, 5.00%, 08/15/20	9,769	9,549
CCC Information Services Inc. Term Loan
4.00%, 12/20/19	29	29
4.00%, 12/20/19	911	907
4.00%, 12/20/19	993	988
CDW LLC Incremental Term Loan, 3.25%, 04/24/20	970	960
CDW LLC Term Loan, 3.25%, 04/24/20	8,825	8,738
Compucom Systems Inc. Term Loan B, 4.25%, 05/07/20	2,867	2,666
Dell Inc. Term Loan B, 4.50%, 09/25/20	7,868	7,918

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Electronic Funds Source LLC Term Loan, 5.50%, 05/29/21	68	68
Electronic Funds Source Term Loan, 5.50%, 05/29/21	1,425	1,429
Epicor Software Corp. Term Loan, 4.00%, 05/16/18	3,707	3,704
First Data Corp. Extended Term Loan, 4.17%, 03/24/21	4,129	4,139
First Data Corp. Replacement Term Loan, 3.67%, 03/24/18	7,697	7,689
First Data Corp. Term Loan B, 3.67%, 09/24/18	1,000	999
Freescale Semiconductor Inc. Extended Term Loan B, 4.25%, 03/01/20	6,890	6,901
Freescale Semiconductor Inc. Term Loan B-5, 5.00%, 01/15/21	965	969
Go Daddy Operating Co. LLC Term Loan, 4.75%, 05/05/21	3,968	3,981
Infor Inc. Term Loan, 3.75%, 05/23/20	481	476
Kronos Inc. 1st Lien Term Loan, 4.50%, 10/25/19	1,790	1,792
Kronos Inc. Extended Term Loan, 4.50%, 10/30/19	408	409
Kronos Worldwide Inc. Term Loan B, 4.75%, 02/12/20	990	992
Lightower Fiber Networks 1st Lien Term Loan B, 4.00%, 04/01/20	1,871	1,863
Micro Focus Group Ltd. Term Loan, 5.25%, 10/07/21	2,647	2,651
Microsemi Corp. Incremental Term Loan
3.50%, 02/19/20	342	340
3.50%, 02/19/20	3	3
Microsemi Corp. Term Loan, 3.25%, 02/19/20	2,969	2,960
Misys Plc Term Loan, 5.00%, 12/01/18	2,589	2,591
Presidio Inc. Term Loan, 6.25%, 02/02/22	1,750	1,743
Riverbed Technology Inc. 1st Lien Term Loan, 0.00%, 02/25/22 (z)	2,250	2,270
Rovi Corp. Term Loan, 3.75%, 07/02/21	2,488	2,473
Skillsoft Corp. 1st Lien Term Loan, 5.75%, 04/22/21	3,980	3,930
Skillsoft Corp. 2nd Lien Term Loan, 9.25%, 04/22/22	1,000	937
Sungard Availability Services Term Loan B, 6.00%, 03/25/19	3,960	3,465
SunGard Data Systems Inc. Term Loan E, 4.00%, 03/08/20	3,459	3,468
SurveyMonkey.com LLC Term Loan, 5.50%, 02/07/19 (f)	2,884	2,891
Syniverse Holdings Inc. Term Loan B, 4.00%, 04/23/19	1,939	1,820
Transaction Network Services Inc. Initial Term Loan
5.00%, 02/14/20	8	8
5.00%, 02/14/20	4,257	4,262
TransFirst Holdings Inc. 1st Lien Term Loan, 5.50%, 11/12/21	249	251
TransUnion LLC Term Loan, 4.00%, 03/19/21	4,950	4,947
Verint Systems Inc. New Term Loan, 3.50%, 09/06/19	1,343	1,340
Websense Inc. 1st Lien Term Loan, 4.50%, 06/25/20	1,474	1,467
Websense Inc. 2nd Lien Term Loan, 8.25%, 12/25/20	1,500	1,498
West Corp. Term Loan B-10, 3.25%, 06/30/18	5,420	5,407
WorldPay Ltd. Term Loan
4.75%, 04/26/19	2,000	2,006
4.50%, 11/17/19	494	495
Zebra Technologies Corp. Term Loan, 4.75%, 10/03/21	6,841	6,914
		136,284
MATERIALS - 9.7%
AI Chem & Cy US AcquiCo Inc. 1st Lien Term Loan, 4.50%, 06/28/19	1,845	1,848
AI Chem & Cy US AcquiCo Inc. Term Loan, 4.50%, 10/03/19	956	958
Ardagh Packaging Group Ltd. Term Loan, 4.00%, 12/17/17	3,679	3,688
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,455	1,237
Axiall Corp. Term Loan, 0.00%, 02/26/22 (z)	1,350	1,355
AZ Chem US Inc. 1st Lien Term Loan, 4.50%, 06/10/21	1,401	1,403
AZ Chem US Inc. 2nd Lien Term Loan, 7.50%, 06/10/22	1,000	983
Berry Plastics Corp. Term Loan D
3.50%, 02/08/20	4	4
3.50%, 02/15/20	9,769	9,739
BWAY Holding Co. Term Loan B
5.50%, 08/07/20	4,466	4,505
5.50%, 08/07/20	11	11
Chemtura Corp. Term Loan B, 3.50%, 08/29/16	49	49
Consolidated Container Co. LLC Term Loan B
5.00%, 07/03/19	1,363	1,351
5.00%, 07/03/19	592	587
CPG International Inc. Term Loan, 4.75%, 09/30/20	2,955	2,905
Emerald Performance Materials LLC 1st Lien Term Loan, 4.50%, 07/23/21	1,696	1,696
Exopack Holdings SA Term Loan, 5.25%, 04/24/19	762	766
Fairmount Minerals Ltd. Term Loan B-2, 4.50%, 09/05/19	4,925	4,308
Flint Group Holdings Term Loan
4.75%, 05/03/21	2,996	2,984
4.75%, 05/03/21	494	492
4.75%, 05/03/21	1	1
FMG Resources Pty Ltd. New Term Loan B, 3.75%, 06/30/19	12,766	11,508
Gemini HDPE LLC Term Loan, 4.75%, 08/04/21	2,684	2,678
Goodpack Ltd. Term Loan, 4.75%, 08/04/21	2,700	2,693
Hanson Building Products Term Loan
6.50%, 03/05/22	3,024	3,018
10.50%, 03/04/23	540	513
Headwaters Inc. Term Loan B, 0.00%, 03/11/22 (z)	750	753
Houghton International Inc. 1st Lien Term Loan, 4.00%, 12/13/19	2,248	2,240
Houghton International Inc. 2nd Lien Term Loan, 9.50%, 12/20/20	1,000	994
Huntsman International Additional Term Loan
3.75%, 01/31/21	1,912	1,916
3.75%, 01/31/21	83	84
INEOS US Finance LLC New Term Loan, 3.75%, 05/14/18	10,258	10,181
Infor Inc. Term Loan, 3.75%, 06/03/20	6,010	5,950
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,589	1,583
Kranson Industries Inc. Term Loan, 4.00%, 04/30/18	1,850	1,843
MacDermid Inc. Term Loan, 4.75%, 06/07/20	571	574
Nexeo Solutions LLC Term Loan B-3
5.00%, 09/09/17 (f)	937	909
5.00%, 09/09/17 (f)	606	588

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
5.00%, 09/09/17 (f)	2,407	2,335
Novelis Inc. Extended Term Loan, 3.75%, 03/10/17	2,242	2,239
Novolex Holdings Inc. Term Loan, 6.00%, 12/05/21	1,750	1,763
Omnova Solutions Inc. Extended Term Loan, 4.25%, 05/01/18	1,915	1,896
Oxea Finance & Cy SCA Term Loan B, 4.25%, 02/01/20	2,963	2,874
PQ Corp. 1st Lien Term Loan
4.00%, 08/07/17	120	119
4.00%, 08/07/17	5,091	5,070
Quikrete Holdings Inc. 1st Lien Term Loan, 4.00%, 09/30/20	5,672	5,693
Quikrete Holdings Inc. 2nd Lien Term Loan, 7.00%, 03/30/21	442	444
SIG Combibloc Group AG Term Loan
5.25%, 02/03/22	2,022	2,039
5.25%, 02/03/22	228	230
Signode US Term Loan B
3.75%, 05/08/21	3,337	3,313
3.75%, 05/08/21	2,393	2,375
Solenis International LP 1st Lien Term Loan, 4.25%, 07/02/21	3,333	3,306
Solenis International LP 2nd Lien Term Loan
7.75%, 07/02/22	448	433
7.75%, 07/02/22	902	872
Tank Holding Corp. Term Loan
5.25%, 03/12/22	1,284	1,287
5.25%, 03/12/22	829	831
TMS International Corp. Term Loan B, 4.50%, 10/17/20	1,980	1,931
Tronox Inc. Term Loan, 4.00%, 03/22/20	3,975	3,970
Univar Inc. Term Loan B
0.00%,06/30/17 (z)	—	—
5.00%, 06/30/17	452	451
5.00%, 06/30/17	1,671	1,667
5.00%, 06/30/17	257	257
5.00%, 06/30/17	8,167	8,148
Walter Energy Inc. Term Loan B
7.25%, 03/04/18	325	196
7.25%, 03/04/18	194	117
7.25%, 03/04/18	387	233
7.25%, 04/01/18	115	69
Wilsonart LLC Incremental Term Loan, 4.00%, 10/31/19	988	984
Wilsonart LLC Term Loan
4.00%, 10/31/19	1,925	1,919
4.00%, 10/31/19	1,990	1,984
		147,940
TELECOMMUNICATION SERVICES - 4.6%
Avaya Inc. Term Loan B-3, 4.68%, 10/26/17	2,462	2,421
Consolidated Communications Inc. Term Loan B, 4.25%, 12/20/20	3,465	3,475
Genesys Telecom Holdings US Inc. Delayed Draw Term Loan B
4.50%, 11/04/20	442	442
4.50%, 11/04/20	545	545
Genesys Telecom Holdings US Term Loan, 4.00%, 01/25/19	784	779
Global Tel*Link Corp. 1st Lien Term Loan, 5.00%, 05/20/20	2,493	2,457
Global Tel*Link Corp. 2nd Lien Term Loan, 9.00%, 11/20/20	1,000	976
Hargray Communications Group Inc. 1st Lien Term Loan B, 5.25%, 06/24/19	3,184	3,194
Intelsat Jackson Holdings SA Term Loan B-2, 3.75%, 06/30/19	8,628	8,591
Level 3 Communications Inc. Term Loan, 4.00%, 01/14/20	9,000	9,015
Level 3 Communications Inc. Term Loan B-3, 4.00%, 08/01/19	500	501
LTS Buyer LLC 1st Lien Term Loan, 4.00%, 04/13/20	1,273	1,268
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	2,933	2,926
NTELOS Inc. Extended Term Loan B, 5.75%, 11/09/19	1,670	1,428
SBA Communications Inc. Term Loan, 3.25%, 03/24/21	6,947	6,903
Securus Investment Holdings LLC Term Loan, 4.75%, 04/26/20	2,955	2,906
Syniverse Holdings Inc. Term Loan, 4.00%, 04/23/19	3,400	3,200
Telesat Canada US Term Loan B, 3.50%, 03/26/19	5,839	5,822
Virgin Media Investment Holdings Ltd. Term Loan B-2, 3.50%, 06/07/20	5,129	5,119
Windstream Corp. Term Loan B-4, 3.50%, 01/23/20	359	358
Windstream Corp. Term Loan B-5, 3.50%, 08/08/19	2,640	2,632
Zayo Group LLC Term Loan B, 4.00%, 07/14/19	5,924	5,929
		70,887
UTILITIES - 0.5%
Calpine Corp. Term Loan, 4.00%, 04/01/18	3,881	3,888
Calpine Corp. Term Loan B-1, 3.00%, 05/03/20	983	969
Calpine Corp. Term Loan B-2
4.00%, 04/01/18	1,455	1,458
3.25%, 01/03/22	983	973
Calpine Corp. Term Loan B-3, 4.00%, 10/05/19	488	488
		7,776
Total Variable Rate Senior Loan Interests (cost $1,412,757)		1,385,318

SHORT TERM INVESTMENTS - 4.8%
Investment Company - 4.8%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	73,417	73,417
Total Short Term Investments (cost $73,417)		73,417
Total Investments - 99.9% (cost $1,554,868)		1,525,610
Other Assets and Liabilities, Net - 0.1%		1,065
Total Net Assets - 100.0%		$1,526,675

JNL/PPM America High Yield Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.9%
American Airlines Pass-Through Trust, 5.60%, 07/15/20 (p) (q)	$9,597	$10,017
Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.74%, 06/11/16 (i)	1,000	1,027
Continental Airlines Inc. Pass-Through Trust
6.25%, 04/11/20	1,799	1,928
5.50%, 10/29/20	1,977	2,093
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16 (p) (q)	1,000	1,031
7.75%, 12/17/19	934	1,080

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Hawaiian Airlines Pass-Through Certificates, 4.95%, 01/15/22	5,128	5,025
United Air Lines Inc. Pass-Through Trust, 4.75%, 04/11/22	3,938	4,002
Total Non-U.S. Government Agency Asset-Backed Securities (cost $25,329)		26,203

CORPORATE BONDS AND NOTES - 84.2%
CONSUMER DISCRETIONARY - 23.4%
24 Hour Holdings III LLC, 8.00%, 06/01/22 (e) (r)	7,389	6,318
Altice SA
7.75%, 05/15/22 (r)	12,204	12,418
7.63%, 02/15/25 (r)	3,200	3,206
AMAYA Holdings BV Term Loan
5.00%, 07/29/21 (i)	6,893	6,824
8.00%, 07/28/22 (i)	3,640	3,628
AMC Networks Inc., 4.75%, 12/15/22	6,000	5,974
American Greetings Corp., 7.38%, 12/01/21	3,934	4,200
Argos Merger Sub Inc., 7.13%, 03/15/23 (e) (r)	6,484	6,719
Aviation Capital Group Corp., 6.75%, 04/06/21 (r)	6,462	7,354
BC Mountain LLC, 7.00%, 02/01/21 (e) (r)	8,779	8,252
Beazer Homes USA Inc.
5.75%, 06/15/19	3,977	3,888
7.50%, 09/15/21	14,382	14,058
Borgata Term Loan B, 6.50%, 08/15/18 (i)	6,345	6,376
Boyd Gaming Corp., 9.00%, 07/01/20 (e)	4,273	4,609
Burger King NewCo Term Loan B, 4.50%, 09/23/21 (i)	7,453	7,523
Caesars Entertainment Corp. Term Loan, 9.75%, 01/28/18 (c) (d)	2,239	2,039
Caesars Entertainment Operating Co. Inc., 9.00%, 02/15/20 (c) (d) (e)	10,000	7,400
Caesars Entertainment Resort Properties LLC, 11.00%, 10/01/21	3,000	2,625
Caesars Growth Properties Holdings LLC 1st Lien Term Loan, 6.25%, 04/10/21 (i)	4,724	4,181
CCO Holdings LLC
5.13%, 02/15/23	6,000	6,060
5.75%, 09/01/23	2,445	2,555
Charter Communications Term Loan, 4.25%, 08/12/21 (i)	1,570	1,582
Chinos Intermediate Holdings A Inc., 7.75%, 05/01/19 (e) (r) (y)	4,747	4,165
Churchill Downs Inc., 5.38%, 12/15/21	5,730	5,802
Cinemark USA Inc. Term Loan, 5.13%, 12/15/22 (i)	2,966	3,010
Clear Channel Communications Inc., 14.00%, 02/01/21 (e) (y)	10,691	8,499
D.R. Horton Inc., 3.75%, 03/01/19	7,000	7,087
DISH DBS Corp.
5.13%, 05/01/20	4,497	4,531
5.00%, 03/15/23	6,575	6,393
Dollar General Corp., 3.25%, 04/15/23	7,180	6,977
Dollar Tree Inc. Term Loan, 4.25%, 02/06/22 (i)	2,616	2,643
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	4,412
DreamWorks Animation SKG Inc., 6.88%, 08/15/20 (r)	8,036	7,835
Four Seasons Hotels Ltd. 2nd Lien Term Loan, 6.25%, 12/27/20 (i)	1,935	1,945
Four Seasons Hotels Ltd. New Term Loan, 3.50%, 06/27/20 (i)	918	916
Gannett Co. Inc.
4.88%, 09/15/21 (r)	990	1,010
5.50%, 09/15/24 (r)	2,182	2,283
General Motors Co.
4.88%, 10/02/23	5,000	5,414
4.00%, 04/01/25	10,000	10,157
5.20%, 04/01/45	6,438	6,988
Gibson Brands Inc., 8.88%, 08/01/18 (e) (r)	5,418	5,425
GLP Capital LP
4.88%, 11/01/20	8,108	8,311
5.38%, 11/01/23	2,424	2,506
Graton Economic Development Authority, 9.63%, 09/01/19 (r)	4,245	4,648
Griffey Intermediate Inc., 7.00%, 10/15/20 (e) (r)	4,000	2,010
Grupo Televisa SAB, 5.00%, 05/13/45	6,996	7,283
Hanesbrands Inc., 6.38%, 12/15/20	1,100	1,167
Hilton Worldwide Finance LLC, 5.63%, 10/15/21	5,000	5,262
iHeartCommunications Inc., 10.63%, 03/15/23 (e) (r)	5,000	5,000
Jarden Corp., 6.13%, 11/15/22	857	894
Jo-Ann Stores Holdings Inc., 9.75%, 10/15/19 (r) (y)	6,316	6,127
KB Home
7.00%, 12/15/21	1,943	1,977
7.50%, 09/15/22 (e)	4,421	4,532
7.63%, 05/15/23 (e)	9,461	9,698
L Brands Inc., 5.63%, 10/15/23 (e)	7,000	7,770
Landry’s Holdings II Inc., 10.25%, 01/01/18 (r)	4,465	4,632
Landry’s Inc., 9.38%, 05/01/20 (r)	6,053	6,477
Levi Strauss & Co., 7.63%, 05/15/20	1,812	1,884
Liberty Global Term Loan
4.50%, 12/24/21 (i)	2,700	2,685
7.75%, 06/23/23 (i)	1,300	1,299
Limited Brands Inc., 6.63%, 04/01/21	5,000	5,728
LIN Television Corp., 6.38%, 01/15/21	3,000	3,101
Live Nation Entertainment Inc., 5.38%, 06/15/22 (r)	2,425	2,474
Media General Financing Sub Inc., 5.88%, 11/15/22 (e) (r)	5,956	6,075
Media General Inc. Term Loan, 4.25%, 07/31/20 (i)	6,631	6,659
Men’s Wearhouse Inc., 7.00%, 07/01/22 (e) (r)	8,785	9,246
MGM Resorts International
11.38%, 03/01/18	2,000	2,415
6.75%, 10/01/20	4,821	5,152
Michaels Stores Inc., 5.88%, 12/15/20 (r)	3,000	3,083
Mohegan Tribal Gaming Authority Term Loan B, 5.50%, 11/05/19 (i)	7,554	7,487
MTR Gaming Group Inc., 11.50%, 08/01/19 (y)	6,060	6,560
NAI Entertainment Holdings, 5.00%, 08/01/18 (r)	1,138	1,179
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (m) (r)	7,626	8,085
NCL Corp. Ltd., 5.25%, 11/15/19 (r)	2,932	3,005
Neiman Marcus Group Ltd. Inc.
8.00%, 10/15/21 (e) (r)	5,000	5,300
8.75%, 10/15/21 (e) (r) (y)	10,000	10,600
Netflix Inc., 5.75%, 03/01/24	6,790	6,917
New Cotai LLC, 10.63%, 05/01/19 (r) (y)	10,046	9,994
Nielsen Finance LLC, 5.00%, 04/15/22 (r)	5,625	5,660
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (r)	4,667	4,737
Party City Holdings Inc. Term Loan, 4.00%, 07/27/19 (i)	1,906	1,903
PC Nextco Holdings LLC, 8.75%, 08/15/19 (y)	7,438	7,568
Petco Holdings Inc., 8.50%, 10/15/17 (r) (y)	9,000	9,247
Petsmart Inc. Term Loan, 5.00%, 03/10/22 (i)	5,063	5,100
Pinnacle Entertainment Inc., 6.38%, 08/01/21	2,495	2,651

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
PVH Corp., 4.50%, 12/15/22 (e)	10,508	10,666
Radio Systems Corp., 8.38%, 11/01/19 (r)	900	970
RCN Telecom Services LLC, 8.50%, 08/15/20 (r)	2,500	2,650
Regal Entertainment Group, 5.75%, 03/15/22	4,800	4,908
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	1,438	1,519
Sally Holdings LLC, 5.50%, 11/01/23	6,085	6,420
Schaeffler Finance BV, 4.25%, 05/15/21 (r)	8,077	8,037
Schaeffler Holding Finance BV, 6.88%, 08/15/18 (r) (y)	4,865	5,078
Scientific Games International Inc.
6.63%, 05/15/21 (e) (r)	15,000	11,072
10.00%, 12/01/22 (r)	10,000	9,375
Seminole Hard Rock Entertainment Inc., 5.88%, 05/15/21 (r)	2,135	2,143
Seminole Indian Tribe of Florida, 6.54%, 10/01/20 (r)	1,765	1,897
ServiceMaster Co., 8.00%, 02/15/20	1,372	1,454
Shingle Springs Tribal Gaming Authority, 9.75%, 09/01/21 (r)	10,515	11,803
Sirius XM Radio Inc.
4.63%, 05/15/23 (r)	1,631	1,570
6.00%, 07/15/24 (r)	10,753	11,291
Springs Industries Inc., 6.25%, 06/01/21	2,353	2,324
Starz LLC, 5.00%, 09/15/19	5,000	5,137
Studio City Finance Ltd., 8.50%, 12/01/20 (e) (r)	10,000	10,100
Tempur Sealy International Inc., 6.88%, 12/15/20	948	1,012
Tenneco Inc., 6.88%, 12/15/20	8,065	8,549
Toys R Us Inc., 10.38%, 08/15/17 (e)	8,286	7,126
TRW Automotive Inc., 4.45%, 12/01/23 (r)	3,576	3,603
Unitymedia Hessen GmbH & Co. KG
5.50%, 01/15/23 (r)	1,600	1,674
5.00%, 01/15/25 (r)	10,135	10,236
Unitymedia KabelBW GmbH, 6.13%, 01/15/25 (r)	5,000	5,287
Univision Communications Inc., 5.13%, 05/15/23 (r)	6,000	6,090
Visant Corp., 10.00%, 10/01/17	5,500	4,922
Visant Holding Corp. Term Loan, 7.00%, 08/15/21 (i)	7,840	7,868
Wave Holdco LLC, 8.25%, 07/15/19 (r) (y)	5,926	6,067
WideOpenWest Finance LLC
10.25%, 07/15/19	14,175	15,238
13.38%, 10/15/19	9,475	10,138
William Lyon Homes Inc., 5.75%, 04/15/19	2,069	2,090
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,270
Wolverine World Wide Inc., 6.13%, 10/15/20	6,649	7,098
Yonkers Racing Corp. Term Loan
4.25%, 08/19/19 (i)	1,461	1,416
8.75%, 08/19/20 (f) (i)	500	450
		657,917
CONSUMER STAPLES - 3.9%
Albertson’s LLC Term Loan B3, 5.00%, 08/11/19 (i)	7,000	7,041
Albertsons Holdings LLC, 7.75%, 10/15/22 (r)	2,652	2,838
Altria Group Inc., 10.20%, 02/06/39 (l)	322	569
B&G Foods Inc., 4.63%, 06/01/21	2,748	2,745
BI-LO LLC, 8.63%, 09/15/18 (e) (r) (y)	3,333	2,950
Century Intermediate Holding Co. 2, 9.75%, 02/15/19 (r) (y)	6,851	7,279
Constellation Brands Inc.
3.88%, 11/15/19	2,041	2,102
4.75%, 11/15/24	545	576
Diamond Foods Inc., 7.00%, 03/15/19 (r)	5,000	5,150
Hearthside Group Holdings LLC, 6.50%, 05/01/22 (r)	8,517	8,453
Hearthside Group Holdings LLC 1st Lien Term Loan, 4.50%, 04/23/21 (i)	4,080	4,102
HJ Heinz Co.
4.25%, 10/15/20	12,036	12,349
4.88%, 02/15/25 (r)	5,000	5,419
JBS Investments GmbH, 7.25%, 04/03/24 (r)	9,337	9,582
JM Smucker Co.
3.50%, 03/15/25 (r)	2,481	2,550
4.38%, 03/15/45 (r)	2,330	2,429
Post Holdings Inc., 6.00%, 12/15/22 (e) (r)	3,564	3,439
Prestige Brands Inc., 5.38%, 12/15/21 (e) (r)	3,878	3,931
Reynolds Group Issuer Inc., 9.88%, 08/15/19	2,424	2,597
Rite Aid Corp.
9.25%, 03/15/20	3,154	3,477
6.13%, 04/01/23 (r)	4,310	4,418
Spectrum Brands Inc, 6.75%, 03/15/20	2,239	2,362
Sun Merger Sub Inc.
5.25%, 08/01/18 (r)	611	625
5.88%, 08/01/21 (e) (r)	963	1,010
TreeHouse Foods Inc., 4.88%, 03/15/22	1,416	1,444
Tyson Foods Inc., 4.88%, 08/15/34	2,533	2,856
U.S. Foods Inc., 8.50%, 06/30/19	5,968	6,266
WhiteWave Foods Co., 5.38%, 10/01/22	703	756
		109,315
ENERGY - 15.3%
Access Midstream Partners LP, 4.88%, 05/15/23	2,763	2,784
Alpha Natural Resources Inc.
9.75%, 04/15/18	10,000	4,100
6.25%, 06/01/21 (e)	10,922	2,758
Alta Mesa Holdings LP, 9.63%, 10/15/18 (e)	5,632	4,280
American Energy - Woodford LLC, 9.00%, 09/15/22 (r)	5,000	2,850
Antero Resources Corp., 5.13%, 12/01/22 (e)	6,250	6,000
Arch Coal Inc.
8.00%, 01/15/19 (e) (r)	3,845	1,838
9.88%, 06/15/19 (e)	6,857	2,023
7.25%, 06/15/21	9,090	2,000
Atlas Energy Holdings Operating Co. LLC, 9.25%, 08/15/21	8,161	5,713
BreitBurn Energy Partners LP, 7.88%, 04/15/22	6,000	4,320
Caelus Energy Alaska O3 LLC 2nd Lien Term Loan, 8.75%, 04/02/21 (i)	14,200	11,242
Caithness Brookhaven LLC, 6.75%, 07/20/26 (f) (q)	12,792	14,228
California Resources Corp.
5.50%, 09/15/21 (e) (r)	11,599	10,338
6.00%, 11/15/24 (e) (r)	6,896	6,043
Calumet Specialty Products Partners LP
9.63%, 08/01/20 (k)	1,538	1,738
6.50%, 04/15/21 (r)	10,000	9,700
7.63%, 01/15/22	8,901	8,990
7.75%, 04/15/23 (r)	6,000	6,067
Carrizo Oil & Gas Inc., 7.50%, 09/15/20	7,500	7,706
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	2,691
8.25%, 09/01/21	3,000	2,070
7.63%, 11/15/22	13,350	8,944
Chesapeake Energy Corp., 4.88%, 04/15/22 (e)	12,000	11,250
Chesapeake Midstream Partners LP, 5.88%, 04/15/21	2,177	2,273
Chief Exploration & Development LLC 2nd Lien Term Loan, 7.50%, 05/12/21 (i)	3,300	3,038
Citgo Holding Inc., 10.75%, 02/15/20 (r)	14,690	15,131

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Citgo Holding Inc. Term Loan B, 9.50%, 05/09/18 (i)	9,300	9,246
Concho Resources Inc., 5.50%, 04/01/23	3,000	3,023
DCP Midstream LLC, 5.85%, 05/21/43 (i) (r)	8,401	6,049
Energy Future Intermediate Holding Company LLC Term Loan, 4.25%, 04/28/16 (i)	11,056	11,090
Energy Transfer Partners LP
4.05%, 03/15/25	2,396	2,419
4.90%, 03/15/35	10,000	9,977
5.15%, 03/15/45	4,322	4,363
Energy XXI Gulf Coast Inc.
7.50%, 12/15/21 (e)	6,087	2,191
6.88%, 03/15/24 (e) (r)	6,494	2,240
EnQuest Plc, 7.00%, 04/15/22 (r)	15,010	10,657
Enterprise Products Operating LLC
8.38%, 08/01/66 (i)	860	906
7.03%, 01/15/68 (i)	3,700	4,000
EP Energy LLC, 9.38%, 05/01/20 (e)	7,967	8,335
Exterran Partners LP
6.00%, 04/01/21	2,927	2,693
6.00%, 10/01/22	3,500	3,185
Fieldwood Energy LLC 2nd Lien Term Loan, 8.38%, 09/24/20 (i)	246	180
Gulfmark Offshore Inc., 6.38%, 03/15/22 (e)	8,435	6,600
Halcon Resources Corp.
9.75%, 07/15/20 (e)	8,017	5,652
8.88%, 05/15/21 (e)	2,000	1,395
Hornbeck Offshore Services Inc., 5.00%, 03/01/21	4,000	3,180
Ithaca Energy Inc., 8.13%, 07/01/19 (e) (r)	12,602	9,987
Jonah Energy LLC 2nd Lien Term Loan, 7.50%, 05/07/21 (i)	6,800	6,029
Jupiter Resources Inc., 8.50%, 10/01/22 (r)	8,000	6,560
Kinder Morgan Inc., 5.63%, 11/15/23 (r)	4,272	4,698
Legacy Reserves LP, 8.00%, 12/01/20	6,167	5,057
Linn Energy LLC, 8.63%, 04/15/20	4,618	3,948
Memorial Production Partners LP
7.63%, 05/01/21	4,500	4,095
6.88%, 08/01/22 (r)	7,724	6,836
Midstates Petroleum Co. Inc., 9.25%, 06/01/21 (e)	6,723	3,261
MPLX LP, 4.00%, 02/15/25	1,168	1,177
Offshore Group Investment Ltd., 7.13%, 04/01/23 (e)	8,119	4,557
Parker Drilling Co.
7.50%, 08/01/20	3,419	2,761
6.75%, 07/15/22	2,351	1,863
Penn Virginia Resource Partners LP, 8.38%, 06/01/20	2,428	2,647
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	877
PetroQuest Energy Inc., 10.00%, 09/01/17	5,000	4,250
Phillips 66, 4.88%, 11/15/44	10,000	10,710
PVR Partners LP, 6.50%, 05/15/21	7,022	7,391
Quicksilver Resources Inc., 11.00%, 07/01/21 (c) (d)	14,000	2,380
Regency Energy Partners LP
5.88%, 03/01/22	8,286	8,990
5.00%, 10/01/22	765	796
Rice Energy Inc., 7.25%, 05/01/23 (r)	2,053	2,053
Rosetta Resources Inc., 5.88%, 06/01/22	12,341	11,570
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,730	2,744
Sanchez Energy Corp., 6.13%, 01/15/23 (e)	3,000	2,696
SandRidge Energy Inc.
8.13%, 10/15/22	5,000	3,067
7.50%, 02/15/23	9,000	5,490
Seadrill Ltd., 6.13%, 09/15/17 (k) (r)	11,257	9,512
Seventy Seven Operating LLC Term Loan, 3.75%, 06/18/21 (i)	1,194	1,041
Stone Energy Corp., 7.50%, 11/15/22	11,418	10,333
SunCoke Energy Partners LP, 7.38%, 02/01/20 (r)	5,455	5,591
Targa Resources Partners LP, 4.13%, 11/15/19 (r)	3,000	2,985
Tesoro Corp., 5.13%, 04/01/24 (e)	2,947	3,006
Tesoro Logistics LP
5.50%, 10/15/19 (r)	1,231	1,268
6.25%, 10/15/22 (r)	6,000	6,210
Transocean Inc., 3.80%, 10/15/22 (e) (l)	3,625	2,642
W&T Offshore Inc., 8.50%, 06/15/19	6,050	3,660
		430,234
FINANCIALS - 9.4%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	6,613
AerCap Ireland Capital Ltd., 3.75%, 05/15/19 (r)	5,000	5,023
Ally Financial Inc.
4.75%, 09/10/18	7,500	7,716
3.50%, 01/27/19	5,000	4,938
3.75%, 11/18/19	10,000	9,888
4.13%, 03/30/20	10,000	9,937
7.50%, 09/15/20	3,993	4,677
4.63%, 03/30/25	5,000	4,931
Alphabet Holding Co. Inc., 7.75%, 11/01/17 (y)	5,111	5,009
Altice Financing SA
7.88%, 12/15/19 (r)	4,101	4,347
6.63%, 02/15/23 (r)	2,000	2,060
Asurion LLC Incremental Term Loan, 4.25%, 06/20/20 (i)	2,247	2,239
Barclays Plc, 8.25%, (callable at 100 beginning 12/15/18) (e) (m)	13,000	13,928
Carlson Travel Holdings Inc., 7.50%, 08/15/19 (r) (y)	2,500	2,531
CIT Group Inc., 3.88%, 02/19/19	7,000	6,930
Cleopatra Finance Ltd.
5.63%, 02/15/20 (r)	4,232	4,135
6.25%, 02/15/22 (r)	3,085	3,016
Denver Parent Corp., 12.25%, 08/15/18 (e) (y)	7,372	1,106
Forestar USA Real Estate Group Inc., 8.50%, 06/01/22 (e) (r)	2,500	2,413
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22) (m)	5,001	5,626
General Motors Financial Co. Inc.
3.15%, 01/15/20	8,000	8,095
4.00%, 01/15/25	15,000	15,299
HSBC Holdings Plc
6.37% (callable at 100 beginning 03/30/25) (m)	18,364	18,777
6.37% (callable at 100 beginning 09/17/24) (m)	4,952	5,057
International Lease Finance Corp.
8.25%, 12/15/20	3,003	3,656
4.63%, 04/15/21 (e)	9,897	10,243
8.63%, 01/15/22	3,000	3,803
JPMorgan Chase & Co., 5.00%, (callable at 100 beginning 07/01/19) (m)	5,000	4,912
Liberty Mutual Group Inc., 4.95%, 05/01/22 (r)	4,000	4,419
Morgan Stanley, 5.55%, (callable at 100 beginning 07/15/20) (m)	5,327	5,380
National Rural Utilities Cooperative Finance Corp., 4.75%, 04/30/43 (i)	10,165	10,195
Navient Corp., 5.88%, 03/25/21	5,000	4,969
Opal Acquisition Inc., 8.88%, 12/15/21 (r)	6,000	6,105
Royal Bank of Scotland Group Plc, 5.13%, 05/28/24	15,337	16,090

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
SLM Corp., 4.88%, 06/17/19	6,000	5,985
Stena AB, 7.00%, 02/01/24 (e) (r)	8,993	8,723
Stena International SA, 5.75%, 03/01/24 (r)	7,500	7,125
Toys R Us Property Co. I LLC Term Loan, 6.00%, 08/21/19 (i)	6,456	6,096
Washington Mutual Bank, 0.00%, 06/15/11 (c) (d) (f)	1,500	3
Wells Fargo & Co., 5.87%, (callable at 100 beginning 06/15/25) (m)	8,046	8,510
Ziggo Bond Finance BV, 5.88%, 01/15/25 (r)	2,810	2,943
		263,448
HEALTH CARE - 7.7%
Actavis Funding SCS
3.80%, 03/15/25	5,116	5,276
4.55%, 03/15/35	8,061	8,403
4.75%, 03/15/45	8,777	9,315
Amsurg Corp., 5.63%, 07/15/22	2,225	2,275
Amsurg Corp. Term Loan B, 3.75%, 07/08/21 (i)	1,144	1,146
Biomet Inc., 6.50%, 08/01/20	4,511	4,782
Capsugel SA, 7.00%, 05/15/19 (r) (y)	5,210	5,295
Centene Corp., 4.75%, 05/15/22	2,021	2,097
Community Health Systems Inc.
8.00%, 11/15/19	7,294	7,750
6.88%, 02/01/22 (e)	3,033	3,226
Crimson Merger Sub Inc., 6.63%, 05/15/22 (r)	7,500	6,656
DJO Finance LLC
7.75%, 04/15/18	3,921	3,980
9.88%, 04/15/18	1,600	1,664
Endo Finance Co., 5.75%, 01/15/22 (r)	4,947	5,071
Endo Pharmaceuticals Holdings Inc. Term Loan B, 3.25%, 12/11/20 (i)	2,019	2,019
Fresenius Medical Care US Finance II Inc.
4.13%, 10/15/20 (r)	1,683	1,711
4.75%, 10/15/24 (r)	1,143	1,197
Fresenius US Finance II Inc., 4.25%, 02/01/21 (e) (r)	2,781	2,851
Grifols Worldwide Operations Ltd., 5.25%, 04/01/22 (r)	8,459	8,596
HCA Inc.
6.50%, 02/15/16 (e)	4,000	4,145
3.75%, 03/15/19	3,115	3,157
4.25%, 10/15/19	4,831	4,964
6.50%, 02/15/20	6,571	7,399
7.50%, 02/15/22	3,000	3,499
4.75%, 05/01/23	9,739	10,104
5.88%, 05/01/23	6,000	6,480
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,349
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	7,072
Immucor Inc., 11.13%, 08/15/19	2,400	2,577
JLL/Delta Dutch Newco BV, 7.50%, 02/01/22 (e) (r)	5,511	5,731
Kindred Escrow Corp. II, 8.00%, 01/15/20 (r)	6,500	6,975
LifePoint Hospitals Inc., 5.50%, 12/01/21	1,500	1,571
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,420	3,634
Pinnacle Merger Sub Inc., 9.50%, 10/01/23 (r)	6,177	6,856
Quest Diagnostics Inc., 4.70%, 03/30/45	1,196	1,221
Surgical Care Affiliates Inc., 6.00%, 04/01/23 (r)	3,500	3,526
Tenet Healthcare Corp.
5.00%, 03/01/19 (r)	4,800	4,764
6.00%, 10/01/20	2,281	2,415
8.13%, 04/01/22	7,855	8,660
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (r)	8,586	9,286
5.63%, 12/01/21 (e) (r)	4,183	4,246
Valeant Pharmaceuticals International Inc. Term Loan
0.00%,03/13/22 (z)	1,006	1,011
0.00%,03/13/22 (z)	1,314	1,319
VRX Escrow Corp.
5.88%, 05/15/23 (r)	8,862	9,084
6.13%, 04/15/25 (r)	7,198	7,459
		215,814
INDUSTRIALS - 7.0%
Abengoa Finance SAU, 7.75%, 02/01/20 (e) (r)	6,434	6,177
ADS Waste Holdings Inc., 8.25%, 10/01/20	5,263	5,500
AECOM Technology Corp.
5.75%, 10/15/22 (r)	5,044	5,221
5.88%, 10/15/24 (r)	5,155	5,413
Ahern Rentals Inc, 9.50%, 06/15/18 (e) (r)	4,392	4,650
Aircastle Ltd.
6.25%, 12/01/19 (e)	4,155	4,570
5.13%, 03/15/21 (e)	6,000	6,270
Algeco Scotsman Global Finance Plc, 10.75%, 10/15/19 (e) (r)	16,000	13,120
Algeco Scotsman Global Finance Plc Term Loan, 15.75%, 05/10/18 (f) (i) (y)	5,965	4,474
Ashtead Capital Inc., 5.63%, 10/01/24 (r)	3,000	3,124
BC Luxco 1 SA, 7.38%, 01/29/20 (r)	3,818	3,770
Bombardier Inc.
4.75%, 04/15/19 (e) (r)	6,286	6,160
6.00%, 10/15/22 (e) (r)	11,863	11,136
6.13%, 01/15/23 (e) (r)	2,604	2,461
7.50%, 03/15/25 (r)	3,897	3,846
Cleaver-Brooks Inc., 8.75%, 12/15/19 (r)	2,619	2,671
CTP Transportation Products LLC, 8.25%, 12/15/19 (r)	3,925	4,043
Ducommun Inc., 9.75%, 07/15/18	5,081	5,373
Florida East Coast Holdings Corp.
6.75%, 05/01/19 (r)	5,937	5,981
9.75%, 05/01/20 (r)	6,082	5,915
Global Ship Lease Inc., 10.00%, 04/01/19 (r)	2,500	2,612
Huntington Ingalls Industries Inc., 5.00%, 12/15/21 (r)	3,498	3,647
IHS Inc., 5.00%, 11/01/22 (r)	2,923	2,936
Jack Cooper Holdings Corp., 9.25%, 06/01/20 (p) (q)	2,866	2,959
MasTec Inc., 4.88%, 03/15/23 (e)	5,966	5,578
Meritor Inc.
6.75%, 06/15/21	7,000	7,245
6.25%, 02/15/24	3,828	3,857
Monitronics International Inc., 9.13%, 04/01/20	4,228	4,138
Mustang Merger Corp., 8.50%, 08/15/21 (r)	5,760	5,832
Navistar International Corp., 8.25%, 11/01/21	8,250	8,023
NCI Building Systems Inc., 8.25%, 01/15/23 (r)	6,000	6,345
Quad/Graphics Inc., 7.00%, 05/01/22 (r)	8,900	8,566
TransDigm Inc. Term Loan D, 3.75%, 05/22/21 (i)	7,047	7,026
Waterjet Holdings Inc., 7.63%, 02/01/20 (r)	2,547	2,681
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	6,983
West Corp., 5.38%, 07/15/22 (r)	9,719	9,531
		197,834
INFORMATION TECHNOLOGY - 3.8%
Advanced Micro Devices Inc.
6.75%, 03/01/19 (e)	7,500	7,275
7.00%, 07/01/24	6,688	5,768
Ancestry.com Inc.
9.63%, 10/15/18 (r) (y)	9,334	9,404
11.00%, 12/15/20	7,000	7,770
BMC Software Finance Inc., 8.13%, 07/15/21 (r)	3,000	2,745

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Boxer Parent Co. Inc., 9.00%, 10/15/19 (e) (r) (y)	9,216	7,603
Entegris Inc., 6.00%, 04/01/22 (r)	4,772	4,975
First Data Corp., 11.75%, 08/15/21	9,326	10,783
Micron Technology Inc., 5.25%, 08/01/23 (r)	10,000	10,175
NXP BV
5.75%, 02/15/21 (r)	1,625	1,719
5.75%, 03/15/23 (e) (r)	1,565	1,663
Sanmina Corp., 4.38%, 06/01/19 (r)	8,397	8,355
Sensata Technologies BV, 5.63%, 11/01/24 (r)	1,364	1,453
SunGard Availability Services Capital Inc., 8.75%, 04/01/22 (r)	9,857	6,185
ViaSat Inc., 6.88%, 06/15/20	19,319	20,357
		106,230
MATERIALS - 6.0%
Ardagh Finance Holdings SA, 8.63%, 06/15/19 (e) (r) (y)	5,349	5,573
Ardagh Packaging Finance Plc, 6.75%, 01/31/21 (e) (r)	3,000	3,026
Ashland Inc.
4.75%, 08/15/22 (k)	2,129	2,161
6.88%, 05/15/43	3,646	3,938
Berry Plastics Corp., 5.50%, 05/15/22	4,500	4,624
Boart Longyear Management Pty Ltd., 10.00%, 10/01/18 (r)	3,867	3,935
Cemex SAB de CV
6.50%, 12/10/19 (r)	3,791	4,028
7.25%, 01/15/21 (e) (r)	10,000	10,675
5.70%, 01/11/25 (e) (r)	11,719	11,561
Cia Minera Ares SAC, 7.75%, 01/23/21 (e) (r)	5,000	4,944
Coveris Holdings SA, 7.88%, 11/01/19 (r)	2,500	2,556
Eldorado Gold Corp., 6.13%, 12/15/20 (r)	8,400	8,169
Ferrexpo Finance Plc, 10.38%, 04/07/19 (e) (r)	2,250	1,744
FMG Resources August 2006 Pty Ltd.
8.25%, 11/01/19 (e) (r)	10,859	9,176
6.88%, 04/01/22 (e) (r)	6,000	4,432
Freeport-McMoRan Inc., 5.40%, 11/14/34	11,757	10,750
Hanson Building Products Term Loan
6.50%, 03/05/22 (i)	6,977	6,964
10.50%, 03/04/23 (i)	6,400	6,080
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,256
Hexion US Finance Corp., 8.88%, 02/01/18	7,000	6,177
LyondellBasell Industries NV, 4.63%, 02/26/55	8,145	8,053
Norbord Inc., 5.38%, 12/01/20 (r)	3,419	3,342
PaperWorks Industries Inc., 9.50%, 08/15/19 (r)	6,000	6,150
Platform Specialty Products Corp., 6.50%, 02/01/22 (r)	4,000	4,180
Rain CII Carbon LLC, 8.25%, 01/15/21 (e) (r)	12,999	12,121
Rockwood Specialties Group Inc., 4.63%, 10/15/20	3	3
Samarco Mineracao SA, 5.75%, 10/24/23 (r)	4,145	3,998
Sealed Air Corp.
8.38%, 09/15/21 (r)	1,017	1,144
4.88%, 12/01/22 (r)	2,155	2,198
5.13%, 12/01/24 (r)	1,143	1,183
Signode Industrial Group Lux SA, 6.38%, 05/01/22 (r)	6,582	6,541
Solenis International LP 2nd Lien Term Loan, 7.75%, 07/02/22 (i)	3,500	3,384
Tekni-Plex Inc., 9.75%, 06/01/19 (r)	4,941	5,312
TPC Group Inc., 8.75%, 12/15/20 (r)	30	27
		169,405
TELECOMMUNICATION SERVICES - 6.4%
Altice Finco SA, 9.88%, 12/15/20 (r)	3,979	4,407
CenturyLink Inc., 5.63%, 04/01/25 (p) (q)	2,500	2,509
Cincinnati Bell Inc.
8.75%, 03/15/18	2,110	2,162
8.38%, 10/15/20	8,000	8,510
Cogent Communications Group Inc., 5.38%, 03/01/22 (r)	3,000	2,993
CommScope Inc., 5.00%, 06/15/21 (r)	4,545	4,539
Consolidated Communications Finance Co., 10.88%, 06/01/20	5,538	6,258
Frontier Communications Corp.
8.50%, 04/15/20	5,718	6,419
8.75%, 04/15/22	1,295	1,437
6.88%, 01/15/25	5,106	5,055
9.00%, 08/15/31	4,429	4,739
Inmarsat Finance Plc, 4.88%, 05/15/22 (r)	7,000	7,000
Intelsat Jackson Holdings SA, 6.63%, 12/15/22	15,000	14,475
Intelsat Luxembourg SA, 7.75%, 06/01/21	8,825	8,141
Level 3 Communications Inc., 5.75%, 12/01/22	5,000	5,120
PAETEC Holding Corp., 9.88%, 12/01/18	6,710	7,087
SBA Communications Corp., 4.88%, 07/15/22 (r)	8,571	8,396
SES Global Americas Holdings GP, 5.30%, 03/25/44 (r)	10,669	11,973
Sprint Capital Corp.
6.90%, 05/01/19	3,000	3,101
6.88%, 11/15/28	15,000	13,763
Sprint Corp., 7.13%, 06/15/24	14,500	14,210
Sprint Nextel Corp.
11.50%, 11/15/21	4,000	4,830
6.00%, 11/15/22	6,000	5,700
T-Mobile USA Inc.
6.13%, 01/15/22	2,000	2,063
6.00%, 03/01/23	5,556	5,693
6.84%, 04/28/23 (e)	654	688
6.50%, 01/15/24	5,000	5,225
Zayo Group LLC, 6.00%, 04/01/23 (r)	14,111	14,171
		180,664
UTILITIES - 1.3%
Abengoa Yield Plc, 7.00%, 11/15/19 (e) (r)	9,259	9,537
AES Corp.
8.00%, 10/15/17	244	282
3.26%, 06/01/19 (i)	4,866	4,842
8.00%, 06/01/20	2,000	2,285
7.38%, 07/01/21	3,367	3,771
4.88%, 05/15/23	987	954
5.50%, 03/15/24	3,000	3,000
FirstEnergy Corp., 4.25%, 03/15/23 (l)	1,005	1,052
RJS Power Holdings LLC, 5.13%, 07/15/19 (r)	9,967	9,817
		35,540
Total Corporate Bonds and Notes (cost $2,457,424)		2,366,401

GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
GOVERNMENT SECURITIES - 1.0%
U.S. Treasury Securities - 1.0%
U.S. Treasury Bond, 3.00%, 11/15/44	25,000	27,396
Total Government and Agency Obligations (cost $27,355)		27,396

COMMON STOCKS - 6.8%
CONSUMER DISCRETIONARY - 2.0%
AMC Networks Inc. - Class A (c)	151	11,595
DISH Network Corp. - Class A (c)	120	8,407
Home Interior Gift Inc. (c) (f) (q)	429	—
MGM Resorts International (c)	400	8,412
Michaels Cos. Inc. (c)	400	10,824

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Sally Beauty Holdings Inc. (c)	270	9,280
ServiceMaster Global Holdings Inc. (c)	250	8,437
		56,955
Consumer Staples - 0.5%
B&G Foods Inc.	220	6,474
Diamond Foods Inc. (c)	194	6,332
		12,806
Energy - 0.8%
Atlas Resource Partners LP	270	2,082
BreitBurn Energy Partners LP	550	3,014
Kinder Morgan Inc.	100	4,209
Legacy Reserves LP	195	1,973
Lone Pine Resources Canada Ltd. - Class A (c) (f) (p) (q)	405	—
Lone Pine Resources Inc. - Class A (c) (f) (p) (q)	405	—
MarkWest Energy Partners LP	80	5,288
Williams Partners LP	130	6,399
		22,965
Financials - 0.8%
JPMorgan Chase & Co.	100	6,058
Outfront Media Inc.	151	4,531
Royal Bank of Scotland Group Plc - ADR (c) (e)	700	7,063
Wells Fargo & Co.	100	5,440
		23,092
Health Care - 0.8%
DaVita HealthCare Partners Inc. (c)	80	6,502
Hologic Inc. (c)	60	1,982
Valeant Pharmaceuticals International Inc. (c)	70	13,903
		22,387
Industrials - 0.9%
ADT Corp. (e)	115	4,775
Boeing Co.	55	8,254
Builders FirstSource Inc. (c)	1,000	6,670
Nielsen NV	50	2,229
Nortek Inc. (c)	41	3,646
		25,574
Information Technology - 0.2%
EchoStar Corp. - Class A (c)	80	4,137
New Cotai LLC (c) (f) (q)	—	772
		4,909
Materials - 0.6%
Freeport-McMoran Inc. - Class B	270	5,116
LyondellBasell Industries NV - Class A	95	8,383
Rock-Tenn Co. - Class A	60	3,870
		17,369
Telecommunication Services - 0.2%
Intelsat SA (c) (e)	319	3,822
Total Common Stocks (cost $170,605)		189,879

Preferred Stocks - 1.3%

Energy - 0.4%
NuStar Logistics LP, 7.63%	388	10,123

Financials - 0.9%
Ally Financial Inc., 7.00%, (callable at 1,000 beginning 05/26/15) (m) (r)	1	1,036
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/17), Series Z (c) (d) (m)	50	208
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (e) (m)	519	2,159
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/28/15), Series T (c) (d) (m)	23	153
Goldman Sachs Group Inc., 5.50%, (callable at 25 beginning 05/10/23) (m)	500	12,590
Wells Fargo & Co., 6.63%, (callable at 25 beginning 03/15/24) (m)	350	9,880
		26,026
Total Preferred Stocks (cost $38,056)		36,149

Investment Companies - 1.7%
Eaton Vance Senior Floating-Rate Trust (e)	200	2,890
Invesco Senior Income Trust (e)	407	1,929
Kayne Anderson MLP Investment Co.	199	7,070
PIMCO Floating Rate Strategy Fund (e)	267	2,678
SPDR Barclays High Yield Bond ETF (e)	850	33,337
Total Investment Companies (cost $45,914)		47,904

Other Equity Interests - 0.6%
GenOn Energy Inc., 9.88%, 10/15/20 (e) (u)	9,813	9,936
Lone Pine Resources Inc. Escrow (c) (f) (p) (q) (u)	3,244	—
Stone Container Finance Co. of Canada II (c) (f) (u)	1,375	—
United Rentals North America Inc., 7.63%, 04/15/22 (u)	6,372	6,971
Total Other Equity Interests (cost $17,495)		16,907

Short Term Investments - 11.4%

Investment Company - 1.7%
JNL Money Market Fund, 0.01% (a) (h)	47,945	47,945

Securities Lending Collateral - 9.7%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	271,413	271,413
Total Short Term Investments (cost $319,358)		319,358

Total Investments - 107.9% (cost $3,101,535)		3,030,197
Other Assets and Liabilities, Net - (7.9%)		(221,686)
Total Net Assets - 100.0%		$2,808,511

JNL/PPM America Mid Cap Value Fund

Common Stocks - 99.4%

Consumer Discretionary - 16.8%
American Axle & Manufacturing Holdings Inc. (c)	363	$9,381
Best Buy Co. Inc.	139	5,245
Foot Locker Inc.	149	9,400
Helen of Troy Ltd. (c)	92	7,489
Macy’s Inc.	141	9,165
Meredith Corp.	131	7,284
Newell Rubbermaid Inc.	160	6,255
Royal Caribbean Cruises Ltd.	62	5,034
Viacom Inc. - Class B	51	3,511
		62,764
Consumer Staples - 2.4%
Ingredion Inc.	116	9,019

Energy - 8.3%
Diamond Offshore Drilling Inc. (e)	267	7,148

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Helix Energy Solutions Group Inc. (c)	609	9,112
Patterson-UTI Energy Inc.	356	6,686
Superior Energy Services Inc.	354	7,915
		30,861
Financials - 18.9%
Allstate Corp.	101	7,202
American Financial Group Inc.	147	9,449
Astoria Financial Corp.	630	8,160
FirstMerit Corp.	493	9,404
Hartford Financial Services Group Inc.	220	9,217
Janus Capital Group Inc.	503	8,650
Lincoln National Corp.	158	9,062
Reinsurance Group of America Inc.	100	9,347
		70,491
Health Care - 9.7%
Alere Inc. (c)	136	6,665
CIGNA Corp.	72	9,333
Health Net Inc. (c)	116	6,993
Hill-Rom Holdings Inc.	192	9,427
LifePoint Hospitals Inc. (c)	50	3,665
		36,083
Industrials - 17.6%
Belden Inc.	89	8,299
Con-Way Inc.	76	3,358
Esterline Technologies Corp. (c)	63	7,243
GATX Corp.	89	5,183
Kennametal Inc.	275	9,261
Spirit Aerosystems Holdings Inc. - Class A (c)	185	9,664
Steelcase Inc. - Class A	389	7,375
Terex Corp.	329	8,746
Textron Inc.	142	6,282
		65,411
Information Technology - 11.5%
Applied Materials Inc.	320	7,208
Avnet Inc.	209	9,318
ExlService Holdings Inc. (c)	114	4,237
Fairchild Semiconductor International Inc. (c)	355	6,459
Omnivision Technologies Inc. (c)	127	3,352
SYNNEX Corp.	46	3,538
Teradyne Inc.	468	8,828
		42,940
Materials - 9.9%
Allegheny Technologies Inc. (e)	119	3,565
Ashland Inc.	44	5,627
Nucor Corp.	77	3,655
Olin Corp.	214	6,850
Reliance Steel & Aluminum Co.	159	9,688
Steel Dynamics Inc.	382	7,676
		37,061
Utilities - 4.3%
Edison International	138	8,589
PNM Resources Inc.	258	7,528
		16,117
Total Common Stocks (cost $314,450)		370,747

Short Term Investments - 2.9%

Investment Company - 0.6%
JNL Money Market Fund, 0.01% (a) (h)	2,128	2,128

Securities Lending Collateral - 2.3%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	8,619	8,619
Total Short Term Investments (cost $10,747)		10,747

Total Investments - 102.3% (cost $325,197)		381,494
Other Assets and Liabilities, Net - (2.3%)		(8,476)
Total Net Assets - 100.0%		$373,018

JNL/PPM America Small Cap Value Fund

Common Stocks - 98.5%

Consumer Discretionary - 17.1%
American Axle & Manufacturing Holdings Inc. (c)	311	$8,025
Bob Evans Farms Inc. (e)	150	6,921
Columbia Sportswear Co.	78	4,769
Foot Locker Inc.	49	3,093
Helen of Troy Ltd. (c)	97	7,896
Jakks Pacific Inc. (c) (e)	693	4,743
Meredith Corp.	143	7,986
Skechers U.S.A. Inc. - Class A (c)	43	3,078
Superior Industries International Inc. (e)	405	7,661
		54,172
Consumer Staples - 3.6%
Cott Corp.	741	6,947
Ingredion Inc.	58	4,490
		11,437
Energy - 8.2%
Helix Energy Solutions Group Inc. (c)	555	8,306
Patterson-UTI Energy Inc.	375	7,048
Superior Energy Services Inc.	336	7,509
W&T Offshore Inc. (e)	632	3,231
		26,094
Financials - 12.9%
American Financial Group Inc.	85	5,440
Astoria Financial Corp.	605	7,839
FirstMerit Corp.	413	7,875
Independent Bank Corp.	178	7,813
Janus Capital Group Inc.	454	7,801
Reinsurance Group of America Inc.	45	4,147
		40,915
Health Care - 10.4%
Alere Inc. (c)	154	7,535
Greatbatch Inc. (c)	112	6,468
Health Net Inc. (c)	110	6,624
Hill-Rom Holdings Inc.	162	7,938
LifePoint Hospitals Inc. (c)	62	4,576
		33,141
Industrials - 24.2%
Apogee Enterprises Inc.	72	3,123
Belden Inc.	82	7,653
Con-Way Inc.	175	7,710
Esterline Technologies Corp. (c)	58	6,625
GATX Corp.	134	7,781
GenCorp Inc. (c)	350	8,126
Kennametal Inc.	229	7,725
SkyWest Inc.	445	6,500
Spirit Aerosystems Holdings Inc. - Class A (c)	115	5,988
Steelcase Inc. - Class A	408	7,729

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Terex Corp.	297	7,903
		76,863
Information Technology - 12.5%
Benchmark Electronics Inc. (c)	321	7,709
ExlService Holdings Inc. (c)	212	7,898
Fairchild Semiconductor International Inc. (c)	339	6,170
Omnivision Technologies Inc. (c)	234	6,181
SYNNEX Corp.	102	7,864
Teradyne Inc.	201	3,794
		39,616
Materials - 7.1%
Allegheny Technologies Inc.	103	3,100
Olin Corp.	240	7,677
Reliance Steel & Aluminum Co.	107	6,542
Steel Dynamics Inc.	261	5,240
		22,559
Utilities - 2.5%
PNM Resources Inc.	276	8,053
Total Common Stocks (cost $275,977)		312,850

Short Term Investments - 4.0%

Investment Company - 1.8%
JNL Money Market Fund, 0.01% (a) (h)	5,657	5,657

Securities Lending Collateral - 2.2%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	7,088	7,088
Total Short Term Investments (cost $12,745)		12,745

Total Investments - 102.5% (cost $288,722)		325,595
Other Assets and Liabilities, Net - (2.5%)		(7,973)
Total Net Assets - 100.0%		$317,622

JNL/PPM America Value Equity Fund

Common Stocks - 99.2%

Consumer Discretionary - 12.8%
Best Buy Co. Inc.	74	$2,785
Comcast Corp. - Class A	69	3,896
General Motors Co.	131	4,905
Macy’s Inc.	77	5,011
Newell Rubbermaid Inc.	77	2,989
Royal Caribbean Cruises Ltd.	25	2,046
Viacom Inc. - Class B	58	3,941
		25,573
Consumer Staples - 4.8%
Altria Group Inc.	58	2,876
Archer-Daniels-Midland Co.	100	4,749
CVS Health Corp.	19	1,982
		9,607
Energy - 14.7%
Apache Corp.	76	4,573
Chevron Corp.	48	5,039
Diamond Offshore Drilling Inc. (e)	142	3,809
Halliburton Co.	96	4,226
National Oilwell Varco Inc.	94	4,704
Occidental Petroleum Corp.	68	4,978
Patterson-UTI Energy Inc.	115	2,167
		29,496
Financials - 25.2%
Allstate Corp.	63	4,455
Bank of America Corp.	248	3,818
Goldman Sachs Group Inc.	26	4,962
Hartford Financial Services Group Inc.	117	4,901
JPMorgan Chase & Co.	82	4,968
Lincoln National Corp.	87	5,016
Morgan Stanley	139	4,965
PNC Financial Services Group Inc.	47	4,345
Travelers Cos. Inc.	42	4,574
U.S. Bancorp	77	3,354
Wells Fargo & Co.	92	5,005
		50,363
Health Care - 10.9%
CIGNA Corp.	39	5,009
Gilead Sciences Inc. (c)	50	4,858
Medtronic Plc	46	3,580
Merck & Co. Inc.	58	3,345
Pfizer Inc.	145	5,055
		21,847
Industrials - 7.9%
Caterpillar Inc.	61	4,874
Lockheed Martin Corp.	20	4,039
Spirit Aerosystems Holdings Inc. - Class A (c)	55	2,856
Terex Corp.	77	2,053
Textron Inc.	45	1,990
		15,812
Information Technology - 14.6%
Apple Inc.	32	3,944
Applied Materials Inc.	175	3,955
Avnet Inc.	53	2,363
Cisco Systems Inc.	176	4,833
Hewlett-Packard Co.	120	3,730
Intel Corp.	116	3,612
International Business Machines Corp.	30	4,831
Microsoft Corp.	48	1,956
		29,224
Materials - 4.2%
Allegheny Technologies Inc. (e)	94	2,833
Ashland Inc.	16	2,037
Nucor Corp.	73	3,479
		8,349
Telecommunication Services - 2.5%
AT&T Inc.	151	4,914
Utilities - 1.6%
Edison International	53	3,305
Total Common Stocks (cost $167,075)		198,490

Short Term Investments - 4.1%

Investment Company - 0.7%
JNL Money Market Fund, 0.01% (a) (h)	1,391	1,391

Securities Lending Collateral - 3.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	6,849	6,849
Total Short Term Investments (cost $8,240)		8,240
Total Investments - 103.3% (cost $175,315)		206,730
Other Assets and Liabilities, Net - (3.3%)		(6,579)
Total Net Assets - 100.0%		$200,151

See accompanying Notes to Schedules of Investments.

JNL/Red Rocks Listed Private Equity Fund

	Shares/Par (t)	Value
Common Stocks - 99.3%

Diversified - 12.9%
Holding Companies - Diversified - 12.9%
Ackermans & van Haaren NV	215	$25,205
Leucadia National Corp.	517	11,516
Remgro Ltd.	622	13,613
Schouw & Co.	541	25,941
Wendel Investissement	256	30,554
		106,829
Financials - 82.1%
Closed - End Funds - 26.5%
Castle Private Equity Ltd.	581	8,343
Electra Private Equity Plc (c)	510	23,889
Graphite Enterprise Trust Plc	508	4,402
HarbourVest Global Private Equity Ltd.	4,055	54,948
HBM Healthcare Investments AG - Class A (e)	155	17,199
HgCapital Trust Plc	1,456	24,451
Pantheon International LLC (c)	464	9,289
Pantheon International LLC - Redeemable Shares (c)	601	11,363
Riverstone Energy Ltd. (c) (e)	1,144	18,048
Standard Life European Private Equity Trust Plc	6,280	20,647
SVG Capital Plc (c)	3,576	26,798
		219,377
Diversified Financial Services - 14.5%
Blackstone Group LP	1,281	49,805
KKR & Co. LP	1,581	36,063
Onex Corp.	588	34,169
		120,037
Investment Companies - 9.1%
Ares Capital Corp. (e)	876	15,038
Ares Management LP	317	5,881
Grand Parade Investments Ltd.	11,513	5,724
Hosken Consolidated Investments Ltd.	1,234	14,726
Investor AB	859	34,193
		75,562
Real Estate - 4.2%
Brookfield Asset Management Inc. - Class A	659	35,301

Venture Capital - 27.8%
3i Group Plc	5,345	38,188
Altamir Amboise	1,851	23,087
Apollo Global Management LLC - Class A	735	15,874
Aurelius AG	945	39,475
Carlyle Group LP	1,423	38,551
Eurazeo	565	38,735
IP Group Plc (c)	4,789	16,056
mutares AG	38	3,544
Oakley Capital Investments Ltd. (c)	6,765	16,743
		230,253
Industrials - 4.3%
Miscellaneous Manufacturers - 4.3%
Danaher Corp.	314	26,695
Melrose Industries Plc	2,224	9,132
		35,827
Total Common Stocks (cost $649,370)		823,186

Short Term Investments - 2.3%

Investment Company - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	6,524	6,524

Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	11,944	11,944
Total Short Term Investments (cost $18,468)		18,468
Total Investments - 101.6% (cost $667,838)		841,654
Other Assets and Liabilities, Net - (1.6%)		(12,953)
Total Net Assets - 100.0%		$828,701

JNL/S&P Competitive Advantage Fund

Common Stocks - 99.5%

Consumer Discretionary - 52.6%
Coach Inc.	2,642	$109,474
Delphi Automotive Plc	1,309	104,341
Dollar Tree Inc. (c)	1,404	113,931
Fossil Group Inc. (c)	867	71,519
Gap Inc.	2,419	104,825
H&R Block Inc.	2,849	91,373
Home Depot Inc.	965	109,601
Michael Kors Holdings Ltd. (c)	1,301	85,542
Netflix Inc. (c)	279	116,287
O’Reilly Automotive Inc. (c)	526	113,636
Ross Stores Inc.	1,058	111,472
Scripps Networks Interactive Inc.	1,224	83,943
Starbucks Corp.	1,180	111,731
TJX Cos. Inc.	1,462	102,439
Tractor Supply Co.	1,248	106,175
		1,536,289
Consumer Staples - 10.1%
Campbell Soup Co. (e)	2,117	98,545
Estee Lauder Cos. Inc. - Class A	1,294	107,576
Kimberly-Clark Corp.	823	88,148
		294,269
Health Care - 3.2%
Gilead Sciences Inc. (c)	949	93,094

Industrials - 16.7%
Boeing Co.	721	108,136
CH Robinson Worldwide Inc. (e)	1,316	96,325
Fastenal Co. (e)	2,147	88,980
Robert Half International Inc.	1,709	103,404
WW Grainger Inc.	393	92,774
		489,619
Information Technology - 16.9%
Apple Inc.	829	103,150
International Business Machines Corp.	591	94,776
Intuit Inc.	1,013	98,269
Linear Technology Corp.	2,099	98,224
Paychex Inc.	2,017	100,059
		494,478
Total Common Stocks (cost $2,677,835)		2,907,749

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Short Term Investments - 3.7%
Investment Company - 0.8%
JNL Money Market Fund, 0.01% (a) (h)	23,619	23,619
Securities Lending Collateral - 2.9%
Repurchase Agreement with MLP, 0.35% (collateralized by various publicly traded domestic equities with a value of $49,500) acquired on 02/03/15, due 05/05/15 at $45,025 (q)	$45,000	45,000
Repurchase Agreement with MSC, 0.33% (collateralized by various publicly traded domestic equities with a value of $22,008) acquired on 12/15/14, due 07/01/15 at $20,020 (q)	20,000	20,000
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	20,226	20,226
		85,226
Total Short Term Investments (cost $108,845)		108,845
Total Investments - 103.2% (cost $2,786,680)		3,016,594
Other Assets and Liabilities, Net - (3.2%)		(94,059)
Total Net Assets - 100.0%		$2,922,535

JNL/S&P Dividend Income & Growth Fund

Common Stocks - 99.6%
Consumer Discretionary - 9.7%
Mattel Inc.	4,881	$111,526
McDonald’s Corp.	1,548	150,789
Target Corp.	2,038	167,234
		429,549
Consumer Staples - 10.1%
Altria Group Inc.	2,947	147,398
General Mills Inc.	2,816	159,402
Sysco Corp.	3,707	139,862
		446,662
Energy - 9.3%
Chevron Corp.	1,326	139,253
ConocoPhillips Co.	2,187	136,153
Occidental Petroleum Corp.	1,865	136,164
		411,570
Financials - 10.2%
HCP Inc.	3,263	140,989
Kimco Realty Corp.	5,781	155,231
Public Storage	796	156,892
		453,112
Health Care - 10.4%
Baxter International Inc.	2,034	139,313
Eli Lilly & Co.	2,164	157,200
Pfizer Inc.	4,742	164,978
		461,491
Industrials - 10.5%
General Electric Co.	5,733	142,228
Lockheed Martin Corp.	776	157,432
Waste Management Inc.	3,057	165,792
		465,452
Information Technology - 10.5%
Analog Devices Inc.	2,713	170,893
Cisco Systems Inc.	5,372	147,875
International Business Machines Corp.	918	147,265
		466,033
Materials - 10.0%
Air Products & Chemicals Inc.	1,029	155,628
E.I. du Pont de Nemours & Co.	2,085	149,041
Praxair Inc.	1,162	140,282
		444,951
Telecommunication Services - 9.2%
AT&T Inc. (e)	4,255	138,918
CenturyLink Inc.	3,630	125,418
Verizon Communications Inc.	2,982	144,994
		409,330
Utilities - 9.7%
Consolidated Edison Inc.	2,337	142,557
Pinnacle West Capital Corp.	2,331	148,571
Southern Co. (e)	3,128	138,509
		429,637
Total Common Stocks (cost $4,149,260)		4,417,787

Short Term Investments - 2.8%
Investment Company - 0.3%
JNL Money Market Fund, 0.01% (a) (h)	13,506	13,506
Securities Lending Collateral - 2.5%
Repurchase Agreement with MLP, 0.35% (collateralized by various publicly traded domestic equities with a value of $99,000) acquired on 02/03/15, due 05/05/15 at $90,050 (q)	$90,000	90,000
Repurchase Agreement with MSC, 0.33% (collateralized by various publicly traded domestic equities with a value of $22,008) acquired on 12/15/14, due 07/01/15 at $20,020 (q)	20,000	20,000
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	1,200	1,200
		111,200
Total Short Term Investments (cost $124,706)		124,706
Total Investments - 102.4% (cost $4,273,966)		4,542,493
Other Assets and Liabilities, Net - (2.4%)		(104,930)
Total Net Assets - 100.0%		$4,437,563

JNL/S&P International 5 Fund

Common Stocks - 99.2%
Australia - 8.6%
ASX Ltd.	24	$742
Aurizon Holdings Ltd.	231	850
BHP Billiton Ltd.	34	782
Coca-Cola Amatil Ltd.	99	811
CSL Ltd.	12	873
Fortescue Metals Group Ltd.	455	674
GPT Group	241	838
Lend Lease Corp. Ltd.	65	821
Orica Ltd.	51	773
Origin Energy Ltd.	93	795
Rio Tinto Ltd.	18	768
Santos Ltd.	142	768
Telstra Corp. Ltd.	179	859
Wesfarmers Ltd.	25	830
Woodside Petroleum Ltd.	32	848
Woolworths Ltd.	33	745

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
WorleyParsons Ltd.	52	375
		13,152
Belgium - 1.2%
Ageas	18	637
Umicore	29	1,212
		1,849
Canada - 8.5%
Alimentation Couche-Tard Inc.	18	733
BCE Inc.	28	1,168
CGI Group Inc. (c)	28	1,200
CI Financial Corp.	20	551
Constellation Software Inc.	1	380
Finning International Inc.	28	512
Genworth MI Canada Inc.	16	363
H&R REIT	21	381
Intact Financial Corp.	10	746
Linamar Corp.	6	388
Magna International Inc.	22	1,202
Potash Corp. of Saskatchewan Inc.	34	1,099
PrairieSky Royalty Ltd.	29	687
Silver Wheaton Corp.	26	490
Sun Life Financial Inc.	40	1,236
Suncor Energy Inc.	40	1,163
Teck Resources Ltd.	46	627
		12,926
Denmark - 2.9%
A P Moller - Maersk A/S - Class B	1	1,294
A P Moller - Maersk A/S - Class A	—	877
Pandora A/S	16	1,427
TDC A/S	121	865
		4,463
Finland - 3.1%
Elisa Oyj	23	588
Fortum Oyj	62	1,305
Kone Oyj - Class B	30	1,346
Sampo Oyj	28	1,421
		4,660
France - 5.5%
Christian Dior SE	3	620
Compagnie Generale des Etablissements Michelin	15	1,491
Orange SA	76	1,221
Sanofi SA	14	1,424
Suez Environnement SA	54	937
Unibail-Rodamco SE	5	1,311
Vivendi SA	58	1,439
		8,443
Germany - 3.7%
Allianz SE	8	1,470
E.ON SE	89	1,327
Muenchener Rueckversicherungs AG	7	1,474
Siemens AG	13	1,380
		5,651
Hong Kong - 1.8%
Experian Plc	68	1,129
Li & Fung Ltd.	788	769
Link REIT	138	851
		2,749
Israel - 0.7%
Azrieli Group	5	197
Bezeq Israeli Telecommunication Corp. Ltd.	449	837
		1,034
Italy - 3.6%
Assicurazioni Generali SpA	69	1,354
Atlantia SpA	54	1,427
Mediaset SpA	311	1,414
UnipolSai SpA	428	1,245
		5,440
Japan - 22.0%
AEON Co. Ltd.	95	1,046
Canon Inc.	31	1,111
Chugoku Electric Power Co. Inc.	51	667
Citizen Holdings Co. Ltd.	89	679
Daihatsu Motor Co. Ltd.	62	950
Daiichi Sankyo Co. Ltd.	65	1,033
Dena Co. Ltd.	77	1,497
Denso Corp.	22	985
Fuji Electric Holdings Co. Ltd.	190	896
Hitachi Capital Corp.	22	464
Hitachi Construction Machinery Co. Ltd.	48	845
Hokuriku Electric Power Co.	34	449
Honda Motor Co. Ltd.	31	996
Japan Airlines Co. Ltd.	33	1,033
JGC Corp.	49	973
JSR Corp.	37	646
K’s Holdings Corp.	15	482
KDDI Corp.	44	996
Komatsu Ltd.	49	963
Kuraray Co. Ltd.	67	910
Makita Corp.	22	1,125
Marubeni Corp.	166	961
Mitsubishi Corp.	51	1,033
Mitsubishi Gas Chemical Co. Inc.	178	876
Mitsubishi Tanabe Pharma Corp.	26	453
Mitsui & Co. Ltd.	74	987
Nippon Telegraph & Telephone Corp.	16	1,012
Nissan Motor Co. Ltd.	97	981
Oji Holdings Corp.	160	655
Otsuka Holdings Co. Ltd.	34	1,051
Resona Holdings Inc.	181	900
Sekisui House Ltd.	75	1,089
Sumitomo Corp.	93	993
Sumitomo Metal Mining Co. Ltd.	65	950
Sumitomo Rubber Industries Inc.	52	962
Tokio Marine Holdings Inc.	29	1,076
West Japan Railway Co.	18	944
		33,669
Luxembourg - 0.6%
SES SA - FDR	27	969
Netherlands - 4.7%
Aegon NV	182	1,438
Koninklijke Ahold NV	75	1,479
Randstad Holding NV	24	1,451
Unilever NV - CVA	33	1,362
Wolters Kluwer NV	44	1,428
		7,158
New Zealand - 0.5%
Spark New Zealand Ltd.	325	724
Norway - 0.9%
Telenor ASA	70	1,411
Portugal - 0.8%
Energias de Portugal SA	323	1,211

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Singapore - 1.1%
Hutchison Port Holdings Trust	1,162	807
Singapore Telecommunications Ltd.	280	894
		1,701
South Korea - 2.2%
Coway Co. Ltd.	10	848
Hyundai Hysco Co. Ltd.	7	394
KT&G Corp.	11	886
LG Innotek Co. Ltd.	8	878
SK Holdings Co. Ltd.	2	367
		3,373
Spain - 2.5%
Abertis Infraestructuras SA	65	1,172
Ferrovial SA	66	1,410
Telefonica SA	90	1,279
		3,861
Sweden - 6.5%
Electrolux AB	43	1,226
ICA Gruppen AB	18	603
Skandinaviska Enskilda Banken AB - Class A	112	1,311
Skanska AB - Class B	56	1,266
Swedish Match AB	45	1,325
Tele2 AB - Class B	121	1,449
Telefonaktiebolaget LM Ericsson - Class B	110	1,377
TeliaSonera AB	226	1,435
		9,992
Switzerland - 2.4%
Roche Holding AG Bearer	2	637
Swiss Re AG	15	1,488
Zurich Financial Services AG	4	1,495
		3,620
United Kingdom - 14.7%
Aberdeen Asset Management Plc	172	1,168
Admiral Group Plc	28	636
Aggreko Plc	24	543
AstraZeneca Plc	21	1,412
BP Plc	205	1,330
British American Tobacco Plc	24	1,242
Centrica Plc	374	1,399
Direct Line Insurance Group Plc	190	896
GKN Plc	222	1,177
GlaxoSmithKline Plc	59	1,361
Imperial Tobacco Group Plc	29	1,277
Kingfisher Plc	255	1,439
Legal & General Group Plc	331	1,362
Marks & Spencer Group Plc	182	1,443
National Grid Plc	103	1,327
Old Mutual Plc	274	900
Rolls-Royce Holdings Plc	97	1,361
Scottish & Southern Energy Plc	59	1,305
Severn Trent Plc	30	920
		22,498
United States of America - 0.7%
Flextronics International Ltd. (c)	72	912
Taro Pharmaceutical Industries Ltd. (c)	1	167
		1,079
Total Common Stocks (cost $156,938)		151,633

Rights - 0.0%
SPAIN - 0.0%
Telefonica SA (c)	90	15
Total Rights (cost $0)		15

Short Term Investments - 0.5%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	738	738
Total Short Term Investments (cost $738)		738
Total Investments - 99.7% (cost $157,676)		152,386
Other Assets and Liabilities, Net - 0.3%		532
Total Net Assets - 100.0%		$152,918

JNL/S&P Intrinsic Value Fund

Common Stocks - 99.4%
Consumer Discretionary - 25.1%
Bed Bath & Beyond Inc. (c)	1,225	$94,066
Expedia Inc.	1,033	97,265
GameStop Corp. - Class A (e)	2,494	94,682
Kohl’s Corp.	1,553	121,522
Macy’s Inc.	1,414	91,814
Staples Inc.	6,433	104,768
Viacom Inc. - Class B	1,198	81,827
		685,944
Consumer Staples - 3.0%
Archer-Daniels-Midland Co.	1,694	80,277
Energy - 4.3%
Valero Energy Corp.	1,827	116,239
Health Care - 14.8%
Aetna Inc.	1,021	108,737
Anthem Inc.	699	107,985
CR Bard Inc.	526	87,971
Pfizer Inc.	2,859	99,459
		404,152
Industrials - 14.7%
Caterpillar Inc.	897	71,823
General Dynamics Corp.	618	83,884
Joy Global Inc.	1,767	69,219
L-3 Communications Holdings Inc.	721	90,743
Pitney Bowes Inc.	3,714	86,620
		402,289
Information Technology - 31.4%
CA Inc. (e)	2,893	94,353
Cisco Systems Inc.	3,240	89,174
Computer Sciences Corp.	1,407	91,854
Corning Inc.	4,274	96,935
EMC Corp.	2,933	74,973
Hewlett-Packard Co.	2,304	71,796
International Business Machines Corp.	553	88,807
NetApp Inc.	2,116	75,048
Oracle Corp.	2,124	91,651
Xerox Corp.	6,424	82,551
		857,142
Materials - 3.4%
Ball Corp.	1,326	93,686
Telecommunication Services - 2.7%
CenturyLink Inc.	2,162	74,688
Total Common Stocks (cost $2,551,750)		2,714,417

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Short Term Investments - 4.4%
Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	24,658	24,658
Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	95,806	95,806
Total Short Term Investments (cost $120,464)		120,464
Total Investments - 103.8% (cost $2,672,214)		2,834,881
Other Assets and Liabilities, Net - (3.8%)		(104,561)
Total Net Assets - 100.0%		$2,730,320

JNL/S&P Mid 3 Fund

Common Stocks - 99.1%
Consumer Discretionary - 25.6%
Big Lots Inc.	418	$20,058
Brinker International Inc.	103	6,330
Cheesecake Factory Inc.	269	13,268
Chico’s FAS Inc.	523	9,255
Dana Holding Corp.	607	12,840
Deckers Outdoor Corp. (c)	90	6,557
Dick’s Sporting Goods Inc.	236	13,466
Foot Locker Inc.	119	7,490
Panera Bread Co. - Class A (c)	41	6,620
Thor Industries Inc.	38	2,405
Tupperware Brands Corp.	186	12,816
		111,105
Energy - 6.9%
Dril-Quip Inc. (c)	84	5,756
Oceaneering International Inc.	234	12,641
Oil States International Inc. (c)	141	5,594
Superior Energy Services Inc.	273	6,104
		30,095
Financials - 10.6%
American Financial Group Inc.	37	2,389
Aspen Insurance Holdings Ltd.	31	1,450
Everest Re Group Ltd.	40	7,018
Federated Investors Inc. - Class B (e)	43	1,449
Home Properties Inc.	50	3,457
Hospitality Properties Trust	155	5,112
Mack-Cali Realty Corp.	75	1,443
Raymond James Financial Inc.	84	4,746
Reinsurance Group of America Inc.	26	2,448
SEI Investments Co.	55	2,404
Waddell & Reed Financial Inc.	135	6,690
WR Berkley Corp.	143	7,242
		45,848
Health Care - 10.9%
Bio-Rad Laboratories Inc. - Class A (c)	11	1,496
Centene Corp. (c)	109	7,681
Idexx Laboratories Inc. (c)	39	6,023
LifePoint Hospitals Inc. (c)	93	6,817
MEDNAX Inc. (c)	185	13,451
United Therapeutics Corp. (c)	39	6,798
VCI Inc. (c)	90	4,913
		47,179
Industrials - 15.4%
Alaska Air Group Inc.	105	6,945
Copart Inc. (c)	38	1,413
Deluxe Corp.	21	1,466
Donaldson Co. Inc.	129	4,861
Huntington Ingalls Industries Inc.	98	13,708
Kennametal Inc.	136	4,596
Lincoln Electric Holdings Inc.	145	9,485
Regal-Beloit Corp.	42	3,368
RR Donnelley & Sons Co. (e)	350	6,722
Trinity Industries Inc.	213	7,558
Wabtec Corp.	70	6,688
		66,810
Information Technology - 19.4%
Arris Group Inc. (c)	244	7,037
Cognex Corp. (c)	53	2,604
CommVault Systems Inc. (c)	68	2,974
Gartner Inc. (c)	57	4,817
Jack Henry & Associates Inc.	73	5,094
Keysight Technologies Inc. (c)	127	4,725
Leidos Holdings Inc.	52	2,187
Lexmark International Inc.	467	19,776
NeuStar Inc. - Class A (c) (e)	180	4,435
Polycom Inc. (c)	102	1,365
PTC Inc. (c)	275	9,954
Qorvo Inc. (c)	96	7,669
Rovi Corp. (c)	113	2,061
Teradyne Inc.	494	9,305
		84,003
Materials - 8.7%
Albemarle Corp.	244	12,913
AptarGroup Inc.	21	1,358
Ashland Inc.	48	6,099
Compass Minerals International Inc.	36	3,377
Rock-Tenn Co. - Class A	104	6,725
Sensient Technologies Corp.	22	1,524
Valspar Corp.	71	5,930
		37,926
Utilities - 1.6%
UGI Corp.	211	6,861
Total Common Stocks (cost $425,138)		429,827

Short Term Investments - 1.9%
Investment Company - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	3,750	3,750
Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	4,484	4,484
Total Short Term Investments (cost $8,234)		8,234
Total Investments - 101.0% (cost $433,372)		438,061
Other Assets and Liabilities, Net - (1.0%)		(4,332)
Total Net Assets - 100.0%		$433,729

JNL/S&P Total Yield Fund

Common Stocks - 99.5%
Consumer Discretionary - 30.1%
Cablevision Systems Corp. - Class A (e)	3,344	$61,189
CBS Corp.	1,228	74,484
Darden Restaurants Inc.	1,163	80,669
Kohl’s Corp.	1,163	91,003
Staples Inc.	4,817	78,453
Starwood Hotels & Resorts Worldwide Inc.	861	71,932
Urban Outfitters Inc. (c)	2,141	97,757

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Viacom Inc. - Class B	899	61,421
		616,908
Consumer Staples - 9.7%
ConAgra Foods Inc.	1,838	67,156
Mondelez International Inc.	1,717	61,979
Reynolds American Inc.	1,018	70,176
		199,311
Energy - 15.0%
Apache Corp.	1,045	63,052
Cameron International Corp. (c)	1,340	60,454
Hess Corp.	902	61,189
Marathon Oil Corp.	2,301	60,068
Occidental Petroleum Corp.	839	61,276
		306,039
Financials - 9.8%
Allstate Corp.	990	70,450
Assurant Inc.	994	61,035
Travelers Cos. Inc.	638	69,035
		200,520
Industrials - 13.2%
Boeing Co.	505	75,856
Joy Global Inc.	1,327	51,972
Northrop Grumman Systems Corp.	482	77,621
Pitney Bowes Inc.	2,782	64,875
		270,324
Information Technology - 19.3%
Computer Sciences Corp.	1,050	68,523
Corning Inc.	3,200	72,582
Hewlett-Packard Co.	1,730	53,900
Juniper Networks Inc.	3,075	69,443
Linear Technology Corp.	1,467	68,659
Xerox Corp.	4,840	62,194
		395,301
Materials - 2.4%
Freeport-McMoran Inc. - Class B	2,547	48,261
Total Common Stocks (cost $2,016,353)		2,036,664

Short Term Investments - 2.8%
Investment Company - 0.4%
JNL Money Market Fund, 0.01% (a) (h)	7,654	7,654
Securities Lending Collateral - 2.4%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	49,350	49,350
Total Short Term Investments (cost $57,004)		57,004
Total Investments - 102.3% (cost $2,073,357)		2,093,668
Other Assets and Liabilities, Net - (2.3%)		(46,080)
Total Net Assets - 100.0%		$2,047,588

JNL/Scout Unconstrained Bond Fund

Non-U.S. Government Agency Asset-Backed Securities - 6.3%
Ally Auto Receivables Trust, 0.68%, 06/15/16	$2,600	$2,602
AmeriCredit Automobile Receivables Trust
0.96%, 01/09/17	163	163
0.61%, 10/10/17	3,991	3,992
Bank of The West Auto Trust, 1.09%, 10/15/17 (r)	5,285	5,287
Countrywide Asset-Backed Certificates REMIC, 0.39%, 10/25/36 (i)	1,783	1,747
CWHEQ Home Equity Loan Trust REMIC, 5.61%, 11/25/36 (i)	114	113
Hertz Vehicle Financing LLC, 1.12%, 08/25/16 (r)	3,420	3,420
Home Equity Loan Trust REMIC, 5.55%, 11/25/27 (i)	3,051	2,034
Honda Auto Receivables Owner Trust, 0.88%, 07/15/17	4,405	4,404
Huntington Auto Trust, 0.51%, 12/15/15	2,219	2,218
IndyMac Home Equity Loan Trust, 0.38%, 10/28/36 (i)	1,851	1,820
LB-UBS Commercial Mortgage Trust REMIC, 4.95%, 09/15/30	1,252	1,253
Merrill Lynch Mortgage Trust REMIC, 5.28%, 11/12/37 (i)	2,867	2,891
ML-CFC Commercial Mortgage Trust REMIC, 5.47%, 01/12/16 (i)	2,956	3,018
MSCC Heloc Trust REMIC, 0.27%, 12/25/31 (i)	1,103	1,042
Nissan Auto Receivables Owner Trust, 0.84%, 10/15/16	6,205	6,217
U.S. Airways Pass-Through Trust, 5.90%, 10/01/24	1,610	1,837
Total Non-U.S. Government Agency Asset-Backed Securities (cost $44,245)		44,058

Corporate Bonds and Notes - 36.6%
Consumer Discretionary - 0.2%
Johnson Controls Inc., 1.40%, 11/02/17	1,125	1,122
Energy - 3.4%
BP Capital Markets Plc, 3.51%, 03/17/25	3,625	3,700
Ensco Plc, 5.75%, 10/01/44	2,650	2,592
Petrobras Global Finance BV, 6.25%, 03/17/24 (e)	3,290	3,102
Petroleos de Venezuela SA
6.00%, 11/15/26	15,670	4,881
5.38%, 04/12/27	6,400	1,968
Petroleos Mexicanos
3.50%, 07/23/20 (e) (r)	3,175	3,246
4.50%, 01/23/26 (r)	1,930	1,967
5.63%, 01/23/46 (r)	1,650	1,679
Transocean Inc., 3.80%, 10/15/22 (e) (l)	1,100	802
		23,937
Financials - 31.9%
AIG Global Funding, 1.65%, 12/15/17 (r)	3,395	3,413
Ally Financial Inc.
3.13%, 01/15/16	8,800	8,833
5.50%, 02/15/17	6,600	6,864
American Honda Finance Corp., 1.20%, 07/14/17	3,775	3,784
American International Group Inc., 5.05%, 10/01/15	4,250	4,340
Bank of America Corp.
1.50%, 10/09/15	6,900	6,929
1.25%, 01/11/16	10,300	10,320
2.60%, 01/15/19	3,450	3,511
Bank of America NA, 1.65%, 03/26/18	2,175	2,180
Barclays Plc
2.00%, 03/16/18	2,175	2,187
2.75%, 11/08/19	3,400	3,433
Branch Banking & Trust Co., 1.35%, 10/01/17	3,425	3,433
Capital One NA, 1.65%, 02/05/18	3,775	3,761
Citigroup Inc.
4.59%, 12/15/15	3,150	3,231

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
1.35%, 03/10/17	4,150	4,142
1.55%, 08/14/17	14,250	14,261
1.85%, 11/24/17	6,975	7,023
1.80%, 02/05/18	5,375	5,385
Credit Suisse, 1.75%, 01/29/18	1,780	1,785
Daimler Finance North America LLC
1.25%, 01/11/16 (r)	1,299	1,304
1.45%, 08/01/16 (r)	2,700	2,718
Ford Motor Credit Co. LLC
4.21%, 04/15/16	8,300	8,537
3.98%, 06/15/16	10,185	10,500
4.25%, 02/03/17	9,312	9,777
2.88%, 10/01/18	5,200	5,361
General Electric Capital Corp.
3.35%, 10/17/16	9,219	9,586
1.25%, 05/15/17	4,575	4,598
Goldman Sachs Group Inc.
3.70%, 08/01/15	1,100	1,111
1.60%, 11/23/15	10,400	10,460
1.45%, 04/30/18 (i)	3,000	3,042
JPMorgan Chase & Co., 3.45%, 03/01/16	14,245	14,567
Manufacturers & Traders Trust Co., 1.40%, 07/25/17	5,405	5,420
Morgan Stanley, 3.80%, 04/29/16	14,050	14,455
New York Life Global Funding, 1.45%, 12/15/17 (r)	2,225	2,244
Prudential Financial Inc.
5.50%, 03/15/16	2,178	2,274
3.00%, 05/12/16	3,800	3,886
Reliance Standard Life Global Funding II, 2.50%, 01/15/20 (r)	1,600	1,612
Toyota Motor Credit Corp., 1.45%, 01/12/18	2,125	2,138
UBS AG, 1.80%, 03/26/18	5,475	5,489
Wells Fargo & Co.
1.40%, 09/08/17	4,875	4,896
0.89%, 04/23/18 (i)	1,800	1,811
		224,601
Materials - 0.2%
Vale Overseas Ltd., 6.88%, 11/21/36 (e)	1,425	1,378
Telecommunication Services - 0.9%
Verizon Communications Inc., 1.35%, 06/09/17	6,700	6,703
Total Corporate Bonds and Notes (cost $258,028)		257,741

Government and Agency Obligations - 48.6%
Government Securities - 46.0%
U.S. Treasury Securities - 46.0%
U.S. Treasury Note
0.25%, 10/31/15	49,200	49,216
0.50%, 11/30/16 - 01/31/17	230,170	230,201
1.50%, 02/28/19	11,765	11,909
1.63%, 06/30/19	31,475	31,964
		323,290
U.S. Government Agency Mortgage-Backed Securities - 2.6%
Federal National Mortgage Association - 2.6%
Federal National Mortgage Association REMIC
0.59%, 08/25/15	4,718	4,720
0.56%, 03/25/16	5,484	5,483
1.46%, 04/25/17	4,750	4,804
0.85%, 11/25/17	2,040	2,039
0.43%, 12/25/17 (i)	1,270	1,271
		18,317
Total Government and Agency Obligations (cost $340,216)		341,607

Short Term Investments - 9.6%
Investment Company - 8.5%
JNL Money Market Fund, 0.01% (a) (h)	59,480	59,480
Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	8,145	8,145
Total Short Term Investments (cost $67,625)		67,625
Total Investments - 101.1% (cost $710,114)		711,031
Other Assets and Liabilities, Net - (1.1%)		(7,918)
Total Net Assets - 100.0%		$703,113

JNL/T. Rowe Price Established Growth Fund

Common Stocks - 97.5%
Consumer Discretionary - 24.3%
Amazon.com Inc. (c)	590	$219,613
AutoZone Inc. (c)	92	62,554
BorgWarner Inc.	380	22,952
Carmax Inc. (c)	731	50,460
Chipotle Mexican Grill Inc. - Class A (c)	19	12,230
Ctrip.com International Ltd. - ADR (c)	117	6,853
Delphi Automotive Plc	338	26,936
HanesBrands Inc.	1,572	52,688
Home Depot Inc.	490	55,635
Las Vegas Sands Corp.	500	27,498
Lowe’s Cos. Inc.	994	73,907
MGM Resorts International (c)	2,435	51,204
Netflix Inc. (c)	102	42,586
Nike Inc. - Class B	330	33,139
Pandora Media Inc. (c) (e)	471	7,627
Priceline Group Inc. (c)	140	163,465
Ross Stores Inc.	287	30,217
Starbucks Corp.	586	55,466
Tesla Motors Inc. (c) (e)	279	52,604
Tractor Supply Co.	632	53,766
Under Armour Inc. - Class A (c)	191	15,415
Vipshop Holdings Ltd. - ADR (c) (e)	2,004	59,007
Walt Disney Co.	747	78,395
Wynn Macau Ltd. (e)	9,669	20,896
Wynn Resorts Ltd.	365	45,937
		1,321,050
Consumer Staples - 2.0%
Costco Wholesale Corp.	170	25,709
CVS Health Corp.	571	58,902
Estee Lauder Cos. Inc.	258	21,413
		106,024
Energy - 2.2%
Concho Resources Inc. (c)	39	4,532
Continental Resources Inc. (c) (e)	366	15,975
EOG Resources Inc.	110	10,040
EQT Corp.	384	31,855
Pioneer Natural Resources Co.	204	33,307
Range Resources Corp.	467	24,320
		120,029
Financials - 6.1%
American Tower Corp.	829	78,023
BlackRock Inc.	68	24,840
Crown Castle International Corp.	755	62,285
Intercontinental Exchange Inc.	164	38,350
Morgan Stanley	1,701	60,712
State Street Corp.	480	35,265

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
TD Ameritrade Holding Corp.	808	30,121
		329,596
Health Care - 22.1%
Actavis Plc (c)	421	125,268
Alexion Pharmaceuticals Inc. (c)	473	81,988
Anthem Inc.	193	29,786
Biogen Inc. (c)	260	109,656
BioMarin Pharmaceutical Inc. (c)	277	34,474
Celgene Corp. (c)	725	83,543
Gilead Sciences Inc. (c)	1,152	113,050
Humana Inc.	275	48,960
Incyte Corp. (c)	421	38,625
Intuitive Surgical Inc. (c)	129	65,048
McKesson Corp.	530	119,773
Pharmacyclics Inc. (c)	261	66,726
Regeneron Pharmaceuticals Inc. (c)	95	42,665
UnitedHealth Group Inc.	401	47,470
Valeant Pharmaceuticals International Inc. (c)	584	116,034
Vertex Pharmaceuticals Inc. (c)	307	36,257
Walgreens Boots Alliance Inc.	530	44,855
		1,204,178
Industrials - 12.1%
American Airlines Group Inc.	1,961	103,517
Boeing Co.	631	94,760
Danaher Corp.	1,347	114,386
FedEx Corp.	234	38,748
Flowserve Corp.	523	29,556
JB Hunt Transport Services Inc.	256	21,887
Precision Castparts Corp.	372	78,120
Roper Industries Inc.	349	59,942
Tyco International Plc	622	26,792
United Continental Holdings Inc. (c)	689	46,339
Wabtec Corp.	455	43,182
		657,229
Information Technology - 26.5%
Alibaba Group Holding Ltd. - ADR (c) (e)	941	78,347
Apple Inc.	1,301	161,859
ASML Holding NV - ADR	221	22,338
Baidu.com - ADR - Class A (c)	417	86,840
Facebook Inc. - Class A (c)	1,580	129,859
Fiserv Inc. (c)	272	21,573
Google Inc. - Class A (c)	258	142,946
Google Inc. - Class C (c)	272	148,837
LinkedIn Corp. (c)	174	43,351
MasterCard Inc. - Class A	1,335	115,322
Mobileye NV (c) (e)	496	20,843
NetSuite Inc. (c) (e)	262	24,331
NHN Corp.	20	12,002
Palo Alto Networks Inc. (c)	95	13,863
Red Hat Inc. (c)	485	36,716
Salesforce.com Inc. (c)	1,162	77,606
SanDisk Corp.	290	18,463
ServiceNow Inc. (c) (e)	352	27,746
Tencent Holdings Ltd.	2,310	43,857
Twitter Inc. (c)	755	37,830
Visa Inc. - Class A	2,387	156,153
Workday Inc. - Class A (c)	274	23,128
		1,443,810
Materials - 2.2%
Ashland Inc.	201	25,615
E.I. du Pont de Nemours & Co.	418	29,839
Martin Marietta Materials Inc.	125	17,433
Sherwin-Williams Co.	169	48,137
		121,024
Total Common Stocks (cost $3,750,664)		5,302,940

Preferred Stocks - 0.5%
Information Technology - 0.5%
Airbnb Inc., Series D (c) (f) (p) (q)	167	8,410
Dropbox Inc. - Class A (c) (f) (p) (q)	437	8,306
Flipkart Ltd. (c) (f) (p) (q)	10	1,311
Flipkart Ltd., Series A (c) (f) (p) (q)	3	447
Flipkart Ltd., Series C (c) (f) (p) (q)	6	790
Flipkart Ltd., Series E (c) (f) (p) (q)	11	1,469
Flipkart Ltd., Series G (c) (f) (p) (q)	51	6,691
LivingSocial, Series F (c) (f) (p) (q) (v)	154	40
Total Preferred Stocks (cost $25,931)		27,464

Short Term Investments - 4.7%
Investment Company - 2.2%
T. Rowe Price Reserves Investment Fund, 0.04% (a) (h)	118,368	118,368
Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	136,239	136,239
Total Short Term Investments (cost $254,607)		254,607
Total Investments - 102.7% (cost $4,031,202)		5,585,011
Other Assets and Liabilities, Net - (2.7%)		(144,681)
Total Net Assets - 100.0%		$5,440,330

JNL/T. Rowe Price Mid-Cap Growth Fund

Common Stocks - 93.9%
Consumer Discretionary - 15.5%
ARAMARK	611	$19,326
AutoZone Inc. (c)	66	45,023
BorgWarner Inc.	262	15,846
Carmax Inc. (c)	946	65,284
Chipotle Mexican Grill Inc. - Class A (c)	6	3,903
Choice Hotels International Inc.	383	24,539
Coupons.com Inc. (c) (e)	471	5,527
Dollar General Corp. (c)	293	22,086
HanesBrands Inc.	784	26,272
Harley-Davidson Inc.	353	21,441
Harman International Industries Inc.	130	17,372
L Brands Inc.	293	27,627
Marriott International Inc. - Class A	341	27,389
Michaels Cos. Inc. (c)	573	15,505
Netflix Inc. (c)	49	20,418
Norwegian Cruise Line Holdings Ltd. (c)	993	53,632
O’Reilly Automotive Inc. (c)	228	49,303
Tesla Motors Inc. (c) (e)	59	11,137
TripAdvisor Inc. (c)	131	10,895
WABCO Holdings Inc. (c)	163	20,029
Wolverine World Wide Inc. (e)	456	15,253
		517,807
Consumer Staples - 3.6%
Rite Aid Corp. (c)	3,595	31,240
Sprouts Farmers Market Inc. (c)	654	23,040
TreeHouse Foods Inc. (c)	182	15,474
WhiteWave Foods Co. - Class A (c)	784	34,763
Whole Foods Market Inc.	328	17,082
		121,599

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Energy - 3.8%
Cimarex Energy Co.	33	3,798
Concho Resources Inc. (c)	196	22,767
CONSOL Energy Inc.	521	14,531
Continental Resources Inc. (c)	56	2,454
EQT Corp.	457	37,871
Pioneer Natural Resources Co.	104	17,005
Range Resources Corp.	520	27,061
		125,487
Financials - 9.9%
CBOE Holdings Inc.	523	30,023
FNF Group	1,306	48,009
HCC Insurance Holdings Inc.	520	29,468
Intercontinental Exchange Inc.	137	31,958
Jones Lang LaSalle Inc.	220	37,488
LendingClub Corp. (c) (e)	133	2,614
LPL Financial Holdings Inc.	458	20,088
MSCI Inc. - Class A	555	34,027
Progressive Corp.	975	26,520
TD Ameritrade Holding Corp.	915	34,093
WeWork Co. (c) (f) (p) (q)	31	521
Willis Group Holdings Plc	784	37,773
		332,582
Health Care - 17.9%
Agilent Technologies Inc.	915	38,018
Alkermes Plc (c)	682	41,581
Alnylam Pharmaceuticals Inc. (c)	66	6,892
Bruker Corp. (c)	1,170	21,610
Catalent Inc. (c)	817	25,450
Cooper Cos. Inc.	239	44,793
Dentsply International Inc.	649	33,028
Envision Healthcare Holdings Inc. (c)	445	17,066
Henry Schein Inc. (c)	262	36,580
Hospira Inc. (c)	653	57,359
Idexx Laboratories Inc. (c)	162	25,026
Illumina Inc. (c)	85	15,779
IMS Health Holdings Inc. (c) (e)	222	6,009
Incyte Corp. (c)	259	23,740
Inovalon Holdings Inc. - Class A (c)	37	1,118
Intuitive Surgical Inc. (c)	87	43,938
MEDNAX Inc. (c)	325	23,566
Mettler-Toledo International Inc. (c) (e)	29	9,531
Pharmacyclics Inc. (c)	65	16,637
Sirona Dental Systems Inc. (c)	131	11,789
Teleflex Inc.	325	39,270
Universal Health Services Inc. - Class B	262	30,840
Veeva Systems Inc. - Class A (c)	258	6,587
Vertex Pharmaceuticals Inc. (c)	130	15,336
West Pharmaceutical Services Inc.	98	5,876
		597,419
Industrials - 19.0%
Acuity Brands Inc.	194	32,623
AMETEK Inc.	595	31,261
Babcock & Wilcox Co.	519	16,655
Colfax Corp. (c) (e)	471	22,481
DigitalGlobe Inc. (c)	668	22,759
Equifax Inc.	392	36,456
Fastenal Co.	328	13,591
IDEX Corp.	544	41,251
IHS Inc. - Class A (c)	430	48,917
JB Hunt Transport Services Inc.	221	18,906
Kansas City Southern	205	20,926
Manpower Inc.	258	22,227
Nordson Corp.	131	10,263
Pall Corp.	545	54,713
Rexnord Corp. (c)	715	19,083
Roper Industries Inc.	262	45,064
Sensata Technologies Holding NV (c)	718	41,249
Textron Inc.	1,306	57,895
Towers Watson & Co.	195	25,776
Verisk Analytics Inc. - Class A (c)	457	32,630
Waste Connections Inc.	98	4,698
Xylem Inc.	491	17,195
		636,619
Information Technology - 19.9%
Akamai Technologies Inc. (c)	196	13,925
Altera Corp.	1,371	58,830
Atlassian Corp. (c) (f) (p) (q)	102	1,933
Atlassian Corp. (c) (f) (p) (q)	38	722
Atlassian Corp. - Class A (c) (f) (p) (q)	15	283
Atlassian Corp. - Class A (c) (f) (p) (q)	78	1,480
Atlassian Corp. - Class A (c) (f) (p) (q)	22	411
Atmel Corp.	2,226	18,320
Cognex Corp. (c)	115	5,713
CoreLogic Inc. (c)	780	27,511
Dropbox Inc. (c) (f) (p) (q)	42	806
FactSet Research Systems Inc.	162	25,790
FEI Co.	272	20,764
Fidelity National Information Services Inc.	327	22,256
Fiserv Inc. (c)	914	72,572
Fortinet Inc. (c)	127	4,439
Gartner Inc. - Class A (c)	324	27,167
Global Payments Inc.	392	35,938
GrubHub Inc. (c)	166	7,535
Guidewire Software Inc. (c)	45	2,367
JDS Uniphase Corp. (c)	1,799	23,603
Keysight Technologies Inc. (c)	654	24,296
LinkedIn Corp. - Class A (c)	33	8,245
Microchip Technology Inc. (e)	260	12,714
Mobileye NV (c) (e)	244	10,255
Motorola Solutions Inc.	392	26,135
Palo Alto Networks Inc. (c)	47	6,866
Rackspace Hosting Inc. (c)	524	27,033
Red Hat Inc. (c)	653	49,465
ServiceNow Inc. (c) (e)	115	9,060
Stratasys Ltd. (c) (e)	87	4,592
Trimble Navigation Ltd. (c)	443	11,164
Vantiv Inc. - Class A (c)	784	29,557
VeriSign Inc. (c) (e)	653	43,731
Workday Inc. - Class A (c)	47	3,967
Xilinx Inc.	358	15,143
Zillow Group Inc. - Class A (c) (e)	89	8,927
		663,515
Materials - 3.4%
Ball Corp.	260	18,366
Celanese Corp. - Class A	260	14,524
Franco-Nevada Corp.	589	28,590
Martin Marietta Materials Inc.	168	23,486
RPM International Inc.	426	20,444
Silver Wheaton Corp. (e)	489	9,301
		114,711
Telecommunication Services - 0.9%
T-Mobile US Inc. (c)	916	29,028
Total Common Stocks (cost $2,156,204)		3,138,767

Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
LivingSocial (c) (f) (p) (q)	719	173

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Financials - 0.2%
WeWork Co. (c) (f) (p) (q)	156	2,591
WeWork Co. (c) (f) (p) (q)	122	2,036
		4,627
Information Technology - 0.2%
Atlassian Corp. (c) (f) (p) (q)	75	1,430
Dropbox Inc., Series A-1 (c) (f) (p) (q) (v)	258	4,915
Dropbox Inc., Series A (c) (f) (p) (q) (v)	53	1,000
		7,345
Total Preferred Stocks (cost $12,707)		12,145

Short Term Investments - 9.4%
Investment Companies - 6.3%
JNL Money Market Fund, 0.01% (a) (h)	491	491
T. Rowe Price Reserves Investment Fund, 0.04% (a) (h)	210,943	210,943
		211,434
Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	101,714	101,714
Total Short Term Investments (cost $313,148)		313,148
Total Investments - 103.7% (cost $2,482,059)		3,464,060
Other Assets and Liabilities, Net - (3.7%)		(122,521)
Total Net Assets - 100.0%		$3,341,539

JNL/T. Rowe Price Short-Term Bond Fund

Non-U.S. Government Agency Asset-Backed Securities - 27.2%
Ally Auto Receivables Trust
0.75%, 06/20/16	$2,775	$2,772
3.15%, 08/15/16 (r)	960	980
Ally Master Owner Trust
1.00%, 02/15/16	580	581
1.29%, 01/15/17	2,065	2,070
American Express Credit Account Master Trust
0.99%, 08/17/15	2,840	2,844
1.29%, 08/17/15 (r)	3,245	3,253
1.07%, 10/15/15 (r)	770	771
1.26%, 06/15/17	2,775	2,782
AmeriCredit Automobile Receivables Trust
1.73%, 02/08/17	358	358
1.52%, 03/15/17	915	918
0.96%, 04/09/18	800	801
1.19%, 05/08/18	2,560	2,568
1.60%, 07/08/19	2,305	2,304
1.26%, 11/08/19	5,560	5,566
ARI Fleet Lease Trust, 0.81%, 12/15/16 (r)	3,205	3,204
Ascentium Equipment Receivables LLC, 1.15%, 07/10/17 (r)	2,030	2,032
Banc of America Commercial Mortgage Trust REMIC
5.45%, 09/10/16	190	199
5.73%, 05/10/45 (i)	6,510	6,700
5.37%, 09/10/45 (i)	3,260	3,308
5.63%, 07/10/46	1,711	1,774
Banc of America Merill Lynch Commercial Mortgage Inc. REMIC, 4.67%, 07/10/43	4,489	4,492
Bank of America Corp. REMIC, 5.82%, 08/10/17 (i)	160	174
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.54%, 07/11/16	1,163	1,214
5.54%, 09/12/16	2,375	2,491
5.75%, 12/11/16	1,436	1,437
5.20%, 12/11/38	4,560	4,800
4.67%, 06/11/41	373	373
5.70%, 06/13/50	455	457
BMW Vehicle Lease Trust, 0.54%, 09/21/15	331	331
BMW Vehicle Owner Trust REMIC, 1.50%, 06/25/18	1,050	1,056
Capital Auto Receivables Asset Trust
1.24%, 10/20/17	2,985	2,994
1.09%, 03/20/18	6,860	6,860
1.26%, 05/21/18	4,790	4,808
1.32%, 06/20/18	2,310	2,319
1.48%, 11/20/18	1,060	1,062
2.22%, 01/22/19	645	654
CarMax Auto Owner Trust
1.69%, 08/15/19	325	325
1.38%, 11/15/19	1,920	1,926
1.93%, 11/15/19	460	460
CCG Receivables Trust, 1.06%, 11/15/21 (r)	1,818	1,819
Chase Issuance Trust, 1.01%, 10/17/16	2,295	2,299
Citibank Credit Card Issuance Trust, 1.02%, 02/22/17	5,020	5,022
Citigroup Commercial Mortgage Trust REMIC
1.20%, 12/10/18	1,043	1,042
1.24%, 03/10/19	1,810	1,808
1.39%, 06/10/19	1,119	1,119
1.49%, 09/10/19	541	542
1.35%, 11/10/19	1,872	1,870
CNH Equipment Trust
0.69%, 08/15/16	3,981	3,983
1.05%, 05/15/18	2,640	2,642
1.02%, 08/15/18	960	963
CNH Wholesale Master Note Trust, 0.77%, 08/15/16 (i) (r)	2,275	2,279
COMM Mortgage Trust REMIC
1.03%, 02/13/17 (i) (r)	1,280	1,278
1.22%, 10/10/18	4,977	4,970
1.37%, 11/10/18	2,995	2,998
1.28%, 12/10/18	1,309	1,307
1.44%, 05/15/19	1,634	1,633
Commercial Mortgage Pass-Through Certificates REMIC
5.17%, 07/10/15 (i)	560	564
1.16%, 07/10/16	14	14
1.30%, 12/10/18	1,318	1,318
1.26%, 01/10/19	1,916	1,910
1.42%, 07/10/19	2,393	2,394
1.45%, 08/10/19	1,777	1,779
1.32%, 09/10/19	956	954
Commercial Mortgage Trust REMIC
1.31%, 11/10/18	648	647
1.38%, 12/10/18	1,343	1,342
1.49%, 08/10/19	681	683
1.57%, 10/10/19	1,005	1,009
CSAIL Commercial Mortgage Trust REMIC, 1.68%, 10/18/19	680	684
CSMC Trust REMIC, 1.05%, 04/15/16 (i) (r)	675	673
DB Master Finance LLC, 3.26%, 02/20/19 (r)	5,735	5,790
Diamond Resorts Owner Trust
2.27%, 05/20/26 (r)	1,427	1,434
2.54%, 05/20/27 (r)	2,596	2,608
Discover Card Execution Note Trust, 1.39%, 10/16/17	4,865	4,879

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Dominos Pizza Master Issuer LLC, 5.22%, 01/25/19 (r)	3,788	3,938
Elara HGV Timeshare Issuer LLC, 2.53%, 02/25/27 (r)	1,452	1,449
Enterprise Fleet Financing LLC
0.68%, 10/20/15 (r)	1,677	1,676
1.06%, 05/20/16 (r)	1,312	1,314
0.87%, 12/20/16 (r)	1,274	1,274
1.05%, 08/21/17 (r)	8,135	8,128
1.30%, 11/20/17 (r)	3,475	3,479
Exeter Automobile Receivables Trust, 1.06%, 08/15/18 (r)	445	444
Ford Credit Auto Lease Trust
1.23%, 04/15/16	2,010	2,009
1.01%, 05/15/16	2,130	2,134
1.51%, 05/15/16	1,375	1,380
1.28%, 06/15/16	1,565	1,568
1.10%, 11/15/17	1,975	1,976
REMIC, 1.10%, 04/15/15 (r)	215	215
REMIC, 1.50%, 05/15/15 (r)	910	911
Ford Credit Auto Owner Trust, 1.06%, 05/15/19	2,975	2,980
Ford Credit Floorplan Master Owner Trust
1.40%, 08/15/17	3,595	3,604
1.42%, 01/15/18	3,075	3,075
Fosse Master Issuer Plc, 1.63%, 10/18/54 (i) (r)	1,043	1,049
GE Dealer Floorplan Master Note Trust
0.62%, 10/20/15 (i)	5,265	5,266
0.58%, 04/20/16 (i)	4,635	4,636
0.56%, 07/20/17 (i)	5,835	5,830
0.63%, 10/20/17 (i)	3,615	3,613
GE Equipment Midticket LLC, 0.78%, 01/22/16	2,390	2,392
GE Equipment Small Ticket LLC, 0.95%, 12/24/16 (r)	4,995	4,996
GE Equipment Transportation LLC
1.48%, 01/23/18	845	848
1.28%, 02/25/19	998	999
GreatAmerica Leasing Receivables Funding LLC, 0.89%, 01/15/17 (r)	2,905	2,902
Greenwich Capital Commercial Funding Corp. REMIC, 5.82%, 06/10/16 (i)	3,489	3,616
GS Mortgage Securities Trust REMIC
5.55%, 12/10/15 (i)	2,845	2,891
1.21%, 04/10/18	1,056	1,061
1.29%, 05/10/19	1,414	1,414
1.53%, 12/12/19	2,487	2,495
1.51%, 09/10/47	2,497	2,507
GSMS Mortgage Securities Trust REMIC, 1.34%, 04/10/24	2,929	2,926
GTP Acquisition Partners I LLC
4.35%, 06/15/16 (r)	1,690	1,721
2.36%, 05/15/18 (r)	5,715	5,698
Hilton Grand Vacations Trust, 1.77%, 11/25/26 (r)	2,048	2,035
Holmes Master Issuer Plc, 1.90%, 10/15/54 (i) (r)	2,611	2,612
Honda Auto Receivables Owner Trust
0.69%, 10/18/16	3,030	3,031
0.99%, 10/16/17	2,560	2,564
1.05%, 12/15/17	2,555	2,558
Hyundai Auto Lease Securitization Trust
0.77%, 10/17/16 (r)	3,480	3,482
1.26%, 09/17/18 (r)	1,630	1,631
1.65%, 08/15/19 (r)	4,385	4,402
Hyundai Auto Receivables Trust
0.73%, 10/15/16	4,305	4,302
0.75%, 02/15/17	3,900	3,895
3.51%, 11/15/17	6,830	6,943
1.05%, 04/15/19	2,200	2,197
John Deere Owner Trust
0.60%, 04/15/16	4,745	4,747
1.32%, 05/15/18	1,200	1,204
JPMBB Commercial Mortgage Securities Trust REMIC
1.26%, 07/15/18	1,979	1,985
1.27%, 01/15/19	1,555	1,554
1.32%, 03/15/19	1,152	1,152
1.45%, 06/15/19	761	763
1.65%, 08/15/19	1,034	1,040
1.54%, 09/15/19	456	457
1.60%, 10/15/19	4,639	4,651
1.41%, 12/15/19	2,291	2,288
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
1.03%, 10/15/16	75	75
5.00%, 08/15/42 (i)	2,421	2,436
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
1.27%, 03/15/19	1,446	1,445
5.48%, 12/12/44 (i)	956	976
JPMorgan Mortgage Trust REMIC, 2.53%, 07/25/35 (i)	184	183
Kubota Credit Owner Trust
0.58%, 02/15/17 (r)	2,250	2,249
REMIC, 1.54%, 03/15/19 (r)	4,365	4,367
Lanark Master Issuer Plc REMIC, 0.76%, 12/22/54 (i) (r)	4,828	4,832
LB-UBS Commercial Mortgage Trust REMIC
5.20%, 11/15/30 (i)	2,051	2,060
4.57%, 01/15/31	93	95
Mercedes Benz Auto Lease Trust, 1.10%, 12/15/16	5,080	5,087
Mercedes-Benz Auto Lease Trust
0.62%, 07/15/16	1,840	1,841
0.72%, 12/17/18	2,155	2,155
Mercedes-Benz Master Owner Trust, 0.79%, 11/16/15 (r)	9,925	9,928
Merrill Lynch Mortgage Trust REMIC, 5.78%, 08/12/43 (i)	1,125	1,187
MMAF Equipment Finance LLC, 0.87%, 01/08/19 (r)	6,215	6,206
Morgan Stanley Bank of America Merrill Lynch Trust REMIC
1.31%, 08/15/18	1,391	1,399
1.25%, 11/15/18	1,055	1,052
1.29%, 03/15/19	1,010	1,006
1.55%, 06/15/19	1,730	1,733
1.69%, 07/15/19	1,540	1,550
1.57%, 09/15/19	3,101	3,116
Morgan Stanley Capital I Trust REMIC, 5.73%, 07/12/44 (i)	2,356	2,442
Motor Plc
0.67%, 02/15/21 (i) (r)	503	504
0.65%, 08/25/21 (i) (r)	1,661	1,663
MVW Owner Trust
2.25%, 10/20/24 (r)	1,811	1,813
2.15%, 04/22/30 (r)	602	605
Navistar Financial Dealer Note Master Trust, 0.85%, 09/25/15 (i) (r)	2,505	2,507
Nissan Auto Lease Trust, 0.75%, 12/15/15	960	961
Nissan Auto Receivables Owner Trust, 1.11%, 05/15/19	1,155	1,159
Nissan Master Owner Trust Receivables, 1.44%, 01/15/18	3,025	3,027
RSB Bondco LLC, 5.72%, 04/01/16	1,608	1,630
SBA Tower Trust REMIC
2.93%, 12/15/17 (r)	7,540	7,630

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
2.24%, 04/16/18 (r)	2,925	2,922
3.60%, 04/16/18 (r)	2,270	2,269
Sequoia Mortgage Trust REMIC, 1.99%, 02/25/40 (i)	15	14
Sierra Receivables Funding Co. LLC
2.40%, 09/20/24 (r)	4,060	4,059
2.07%, 03/20/30 (r)	1,975	1,986
Sierra Timeshare Receivables Funding LLC
1.59%, 08/20/20 (r)	745	744
2.20%, 05/20/21 (r)	1,100	1,109
2.05%, 06/20/31 (r)	1,534	1,543
2.30%, 10/20/31 (r)	2,064	2,083
SMART Trust
0.84%, 10/14/15	387	387
1.59%, 12/14/15 (r)	1,622	1,626
0.95%, 03/14/17	4,040	4,036
0.97%, 03/14/17	1,433	1,433
0.99%, 08/14/17	2,175	2,176
1.18%, 02/14/19	1,165	1,163
Structured Asset Securities Corp. REMIC, 2.44%, 09/25/33 (i)	385	384
Synchrony Credit Card Master Note Trust
1.61%, 11/15/17	5,310	5,325
1.69%, 03/15/18	3,550	3,550
Toyota Auto Receivables Owner Trust, 1.44%, 04/15/20	650	653
Volkswagen Auto Loan Enhanced Trust
0.56%, 08/21/17	3,701	3,699
1.39%, 05/20/18	4,745	4,745
Volkswagen Credit Auto Master Trust, 1.40%, 07/20/17 (r)	4,095	4,112
Volvo Financial Equipment LLC, 0.82%, 04/16/18 (r)	1,850	1,846
Wells Fargo Commercial Mortgage Trust REMIC
1.44%, 11/15/19	3,959	3,964
1.73%, 02/15/20	4,215	4,242
1.45%, 02/15/48	2,055	2,053
Wells Fargo Mortgage Backed Securities Trust REMIC
2.61%, 06/25/34 (i)	146	146
2.63%, 04/25/35 (i)	1,203	1,226
Wells Fargo-RBS Commercial Mortgage Trust, 1.47%, 04/15/50	3,665	3,666
WF-RBS Commercial Mortgage Trust REMIC
1.19%, 12/15/18	1,610	1,607
1.28%, 02/15/19	2,490	2,490
1.41%, 08/15/47	2,789	2,795
1.39%, 11/15/47	316	316
1.48%, 09/15/57	1,792	1,798
1.66%, 10/14/57	789	795
Wheels SPV 2 LLC, 0.84%, 05/20/17 (r)	2,181	2,181
World Omni Auto Receivables Trust, 1.34%, 05/15/20	1,125	1,128
World Omni Automobile Lease Securitization Trust, 1.37%, 01/15/20	895	901
World Omni Master Owner Trust, 0.52%, 02/16/16 (i) (r)	7,440	7,437
Total Non-U.S. Government Agency Asset-Backed Securities (cost $478,383)		475,709

Corporate Bonds and Notes - 46.5%
Consumer Discretionary - 3.4%
AutoZone Inc.
5.50%, 11/15/15	955	983
1.30%, 01/13/17	2,490	2,495
Brinker International Inc., 2.60%, 05/15/18	1,455	1,461
Carnival Corp., 1.20%, 02/05/16	2,075	2,078
DIRECTV Holdings LLC, 3.50%, 03/01/16	2,635	2,693
Dollar General Corp., 4.13%, 07/15/17	4,540	4,775
GLP Capital LP, 4.38%, 11/01/18	3,600	3,699
Interpublic Group of Cos. Inc., 2.25%, 11/15/17	6,160	6,208
INVISTA Finance LLC, 4.25%, 10/15/19 (r)	1,815	1,804
Mohawk Industries Inc., 6.13%, 01/15/16 (k) (l)	5,030	5,221
NBCUniversal Enterprise Inc., 0.94%, 04/15/18 (i) (r)	2,635	2,654
Newell Rubbermaid Inc., 2.05%, 12/01/17	960	965
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,078
Omnicom Group Inc., 4.45%, 08/15/20	3,845	4,231
Thomson Reuters Corp.
0.88%, 05/23/16	6,505	6,502
1.30%, 02/23/17	1,935	1,937
Time Warner Cable Inc., 8.25%, 04/01/19	2,870	3,510
Viacom Inc., 2.50%, 09/01/18	870	885
Whirlpool Corp.
1.35%, 03/01/17	1,045	1,047
1.65%, 11/01/17	1,565	1,575
		58,801
Consumer Staples - 2.1%
Avon Products Inc., 2.38%, 03/15/16 (l)	1,790	1,781
BAT International Finance Plc, 1.40%, 06/05/15 (r)	2,490	2,493
Bunge Ltd. Finance Corp.
5.10%, 07/15/15	1,650	1,669
3.20%, 06/15/17	6,640	6,842
CVS Caremark Corp., 1.20%, 12/05/16	1,765	1,776
Heineken NV, 1.40%, 10/01/17 (r)	2,565	2,577
Imperial Tobacco Finance Plc, 2.05%, 02/11/18 (r)	6,995	7,038
Kraft Foods Group Inc., 1.63%, 06/04/15	2,670	2,675
Kroger Co., 1.20%, 10/17/16	1,315	1,319
Reynolds American Inc., 1.05%, 10/30/15	1,035	1,036
Tyson Foods Inc., 2.65%, 08/15/19	2,165	2,217
WM Wrigley Jr. Co.
1.40%, 10/21/16 (r)	785	788
2.00%, 10/20/17 (r)	3,875	3,916
		36,127
Energy - 9.6%
Anadarko Petroleum Corp., 6.38%, 09/15/17	6,615	7,359
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	7,300	7,495
Cameron International Corp.
1.15%, 12/15/16	620	615
1.40%, 06/15/17	2,265	2,231
Canadian Natural Resources Ltd., 5.70%, 05/15/17	4,010	4,339
China Shenhua Overseas Capital Co. Ltd.
2.50%, 01/20/18	4,475	4,506
3.13%, 01/20/20	5,900	6,006
CNOOC Finance 2013 Ltd., 1.13%, 05/09/16	1,831	1,829
CNOOC Nexen Finance 2014 ULC, 1.63%, 04/30/17	1,835	1,831
Continental Resources Inc., 7.13%, 04/01/21	3,870	4,049
DCP Midstream LLC, 5.38%, 10/15/15 (r)	3,310	3,327
DCP Midstream Operating LP
3.25%, 10/01/15	2,850	2,863
2.50%, 12/01/17	4,640	4,375
Delek & Avner Tamar Bond Ltd., 2.80%, 12/30/16 (r)	1,245	1,244
Ecopetrol SA, 4.25%, 09/18/18	4,115	4,310
Enbridge Inc.
0.91%, 10/01/16 (i)	5,230	5,209
0.71%, 06/02/17 (i)	1,580	1,560
Energy Transfer Partners LP, 6.70%, 07/01/18	1,465	1,663

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
EnLink Midstream Partners LP, 2.70%, 04/01/19	630	630
Enterprise Products Operating LLC
1.25%, 08/13/15	3,220	3,225
2.55%, 10/15/19	1,425	1,444
Exxon Mobil Corp.
1.31%, 03/06/18	5,805	5,837
0.63%, 03/06/22 (i)	8,240	8,257
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	4,685	4,723
Kinder Morgan Energy Partners LP, 3.50%, 03/01/16	1,525	1,556
Kinder Morgan Inc., 2.00%, 12/01/17 (e)	805	804
Korea National Oil Corp., 4.00%, 10/27/16 (r)	1,725	1,794
Marathon Oil Corp., 0.90%, 11/01/15	4,570	4,571
Murphy Oil Corp., 2.50%, 12/01/17 (l)	6,955	6,855
Nabors Industries Inc., 2.35%, 09/15/16	1,040	1,037
Noble Holding International Ltd.
3.45%, 08/01/15	975	979
3.05%, 03/01/16 (e)	4,295	4,319
2.50%, 03/15/17	540	532
ONEOK Partners LP
3.25%, 02/01/16	7,010	7,103
3.20%, 09/15/18	270	273
Petroleos Mexicanos
3.50%, 07/18/18	2,230	2,319
3.13%, 01/23/19	565	576
3.50%, 07/23/20 (r)	1,390	1,421
Pioneer Natural Resources Co., 5.88%, 07/15/16	7,238	7,639
Plains Exploration & Production Co.
6.13%, 06/15/19	645	682
6.50%, 11/15/20	4,381	4,649
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,025
SESI LLC
6.38%, 05/01/19	4,255	4,319
7.13%, 12/15/21	3,995	4,035
Southwestern Energy Co., 3.30%, 01/23/18 (l)	960	978
Talisman Energy Inc., 5.13%, 05/15/15	4,320	4,341
Tennessee Gas Pipeline Co. LLC, 8.00%, 02/01/16	4,960	5,216
TransCanada PipeLines Ltd., 0.95%, 06/30/16 (i)	5,985	6,003
Transocean Inc.
4.95%, 11/15/15	1,569	1,596
5.05%, 12/15/16 (l)	1,285	1,298
2.50%, 10/15/17 (l)	4,490	4,125
		168,972
Financials - 19.2%
Aflac Inc., 2.65%, 02/15/17	645	665
AIA Group Ltd., 2.25%, 03/11/19 (r)	1,086	1,093
American Express Co., 0.85%, 05/22/18 (i)	7,075	7,079
ANZ National International Ltd., 1.85%, 10/15/15 (r)	5,455	5,496
Bank of America Corp.
1.50%, 10/09/15	435	437
1.25%, 01/11/16	5,045	5,055
1.70%, 08/25/17	1,155	1,159
5.65%, 05/01/18	1,400	1,553
Bank of Tokyo-Mitsubishi UFJ Ltd., 1.55%, 09/09/16 (e) (r)	5,935	5,970
Banque Federative du Credit Mutuel SA
1.70%, 01/20/17 (r)	4,140	4,169
2.50%, 10/29/18 (r)	4,075	4,166
Barclays Bank Plc
5.00%, 09/22/16	2,655	2,806
6.05%, 12/04/17 (r)	6,620	7,285
BB&T Corp., 1.13%, 06/15/18 (i)	2,115	2,135
BPCE SA, 2.50%, 12/10/18	4,080	4,177
Capital One Bank USA NA, 1.15%, 11/21/16	1,200	1,200
Citigroup Inc.
1.55%, 08/14/17	8,420	8,426
1.85%, 11/24/17	1,645	1,656
1.80%, 02/05/18	1,425	1,428
CNA Financial Corp., 6.50%, 08/15/16	2,155	2,308
Credit Suisse, 1.38%, 05/26/17	5,805	5,814
Daimler Finance North America LLC
1.13%, 03/10/17 (r)	5,590	5,594
1.11%, 08/01/18 (i) (r)	3,745	3,758
Discover Bank
2.00%, 02/21/18	360	360
7.00%, 04/15/20	4,490	5,330
Discover Financial Services, 6.45%, 06/12/17	835	920
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,066
ERP Operating LP, 5.13%, 03/15/16	4,000	4,157
Fidelity National Financial Inc., 6.60%, 05/15/17	3,460	3,780
Fifth Third Bancorp, 3.63%, 01/25/16	2,730	2,789
Fifth Third Bank
1.15%, 11/18/16	2,855	2,859
1.35%, 06/01/17	2,960	2,966
Ford Motor Credit Co. LLC
3.00%, 06/12/17	4,470	4,606
1.68%, 09/08/17	7,310	7,298
General Electric Capital Corp., 0.97%, 04/02/18 (e) (i)	8,150	8,237
General Motors Financial Co. Inc.
4.75%, 08/15/17	3,740	3,945
3.15%, 01/15/20	4,705	4,761
Goldman Sachs Group Inc.
1.60%, 11/23/15	1,078	1,084
6.25%, 09/01/17	8,888	9,854
6.15%, 04/01/18	1,780	2,001
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	3,955	3,963
HBOS Plc, 6.75%, 05/21/18 (r)	5,360	5,996
HPHT Finance 15 Ltd., 2.25%, 03/17/18 (r)	1,548	1,553
HSBC Bank Plc, 0.90%, 05/15/18 (i) (r)	4,875	4,897
Hyundai Capital America
1.63%, 10/02/15 (r)	1,870	1,878
1.88%, 08/09/16 (r)	2,970	2,996
1.45%, 02/06/17 (r)	1,845	1,847
Hyundai Capital Services Inc.
6.00%, 05/05/15 (r)	1,175	1,180
4.38%, 07/27/16 (r)	5,345	5,565
3.50%, 09/13/17 (r)	1,725	1,789
IntercontinentalExchange Group Inc., 2.50%, 10/15/18	1,375	1,418
International Lease Finance Corp., 2.22%, 06/15/16 (i)	3,475	3,475
JPMorgan Chase & Co., 2.00%, 08/15/17	8,560	8,681
KeyBank NA, 4.95%, 09/15/15	590	602
KeyCorp, 3.75%, 08/13/15	2,560	2,588
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,498
Legg Mason Inc., 2.70%, 07/15/19	635	647
Lloyds Bank Plc, 2.30%, 11/27/18	2,350	2,389
Manufacturers & Traders Trust Co., 1.25%, 01/30/17	5,705	5,718
Marsh & McLennan Cos. Inc., 2.55%, 10/15/18	1,655	1,700
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	1,805	2,000
6.88%, 04/25/18	2,500	2,859
Metropolitan Life Global Funding I
1.30%, 04/10/17 (r)	5,155	5,183
1.50%, 01/10/18 (r)	3,440	3,454

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Mizuho Bank Ltd., 1.70%, 09/25/17 (r)	3,255	3,262
Morgan Stanley
1.54%, 04/25/18 (i)	5,755	5,847
1.11%, 01/24/19 (i)	10,550	10,585
National Bank of Canada, 1.45%, 11/07/17	8,005	7,973
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,545	2,561
Nordea Bank AB, 0.88%, 05/13/16 (r)	10,140	10,159
PNC Bank NA, 1.15%, 11/01/16	2,845	2,858
Principal Financial Group Inc., 1.85%, 11/15/17	980	988
Regions Bank, 7.50%, 05/15/18	961	1,117
Regions Financial Corp., 5.75%, 06/15/15	2,895	2,921
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	2,972
Santander Bank NA, 2.00%, 01/12/18	1,010	1,014
Standard Chartered Plc, 1.50%, 09/08/17 (r)	4,745	4,738
Sumitomo Mitsui Banking Corp., 0.90%, 01/18/16	3,235	3,239
Sumitomo Mitsui Trust Bank Ltd., 1.80%, 03/28/18 (r)	6,520	6,542
SunTrust Banks Inc., 2.35%, 11/01/18	1,870	1,899
Swedbank AB, 1.75%, 03/12/18 (r)	9,235	9,264
Toronto-Dominion Bank, 0.80%, 04/30/18 (i)	4,565	4,584
Union Bank NA, 2.13%, 06/16/17	3,630	3,683
Ventas Realty LP
3.13%, 11/30/15	4,955	5,025
2.00%, 02/15/18	1,585	1,600
Volkswagen Group of America Finance LLC, 1.25%, 05/23/17 (r)	7,180	7,187
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 06/15/15) (m)	425	420
WEA Finance LLC, 1.75%, 09/15/17 (r)	2,610	2,623
Westpac Banking Corp., 1.05%, 11/25/16	2,580	2,589
XLIT Ltd., 2.30%, 12/15/18	2,015	2,047
		337,015
Health Care - 2.9%
AbbVie Inc., 1.20%, 11/06/15	5,940	5,949
Actavis Funding SCS, 2.35%, 03/12/18	6,990	7,083
Aetna Inc., 1.50%, 11/15/17	2,050	2,060
Agilent Technologies Inc., 6.50%, 11/01/17	735	813
Celgene Corp., 1.90%, 08/15/17	770	780
Express Scripts Holding Co., 1.25%, 06/02/17	2,790	2,787
Express Scripts Inc., 3.13%, 05/15/16	2,700	2,765
Humana Inc., 2.63%, 10/01/19	1,435	1,463
Life Technologies Corp., 3.50%, 01/15/16	6,030	6,148
McKesson Corp.
0.95%, 12/04/15	1,575	1,578
1.29%, 03/10/17	2,735	2,737
Perrigo Co. Plc, 1.30%, 11/08/16	2,915	2,913
Thermo Fisher Scientific Inc., 1.30%, 02/01/17	2,615	2,616
Ventas Realty LP
1.55%, 09/26/16	700	705
1.25%, 04/17/17	910	908
Walgreens Boots Alliance Inc., 1.75%, 11/17/17	1,185	1,196
Watson Pharmaceuticals Inc., 1.88%, 10/01/17	3,685	3,693
WellPoint Inc., 1.25%, 09/10/15	1,680	1,684
Zimmer Holdings Inc., 2.00%, 04/01/18	3,595	3,623
		51,501
Industrials - 3.5%
Anstock II Ltd., 2.13%, 07/24/17	2,675	2,658
BAA Funding Ltd., 2.50%, 06/25/17 (r)	5,690	5,709
Catholic Health Initiatives
1.60%, 11/01/17	535	536
2.60%, 08/01/18	2,165	2,224
Eaton Corp., 1.50%, 11/02/17	2,205	2,213
ERAC USA Finance LLC
5.60%, 05/01/15 (r)	1,190	1,195
1.40%, 04/15/16 (r)	2,670	2,678
2.75%, 03/15/17 (r)	1,475	1,514
6.38%, 10/15/17 (r)	620	695
2.80%, 11/01/18 (r)	400	412
Experian Finance Plc, 2.38%, 06/15/17 (r)	2,080	2,099
GATX Corp.
3.50%, 07/15/16	3,365	3,457
1.25%, 03/04/17	2,575	2,564
2.38%, 07/30/18	1,005	1,017
2.60%, 03/30/20	290	291
Hutchison Whampoa International 14 Ltd., 1.63%, 10/31/17 (r)	9,175	9,135
JB Hunt Transport Services Inc., 2.40%, 03/15/19	755	769
Kansas City Southern de Mexico SA de CV, 2.35%, 05/15/20	3,920	3,861
Penske Truck Leasing Co. LP
3.13%, 05/11/15 (r)	990	992
2.50%, 03/15/16 (r)	4,265	4,326
2.88%, 07/17/18 (r)	1,405	1,437
2.50%, 06/15/19 (r)	2,080	2,083
Roper Industries Inc.
1.85%, 11/15/17	885	891
2.05%, 10/01/18	2,290	2,297
Southwest Airlines Co.
5.75%, 12/15/16	1,625	1,742
2.75%, 11/06/19	2,205	2,255
Waste Management Inc., 2.60%, 09/01/16	1,300	1,324
		60,374
Information Technology - 1.5%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (r)	2,415	2,416
Amphenol Corp., 1.55%, 09/15/17	1,335	1,339
Avnet Inc., 6.63%, 09/15/16	875	938
Baidu Inc., 2.75%, 06/09/19	1,670	1,687
Fidelity National Information Services Inc., 1.45%, 06/05/17	1,280	1,279
Fiserv Inc., 3.13%, 06/15/16	6,315	6,476
Juniper Networks Inc., 3.10%, 03/15/16	1,020	1,037
Keysight Technologies Inc., 3.30%, 10/30/19 (r)	7,555	7,611
Tencent Holdings Ltd.
2.00%, 05/02/17 (r)	2,375	2,386
2.88%, 02/11/20 (r)	1,300	1,309
Xerox Corp., 2.95%, 03/15/17	575	592
		27,070
Materials - 1.1%
Anglo American Capital Plc, 1.20%, 04/15/16 (i) (r)	1,805	1,804
Eastman Chemical Co., 2.40%, 06/01/17	1,930	1,970
Goldcorp Inc., 2.13%, 03/15/18	3,900	3,925
Martin Marietta Materials Inc., 1.37%, 06/30/17 (i)	2,390	2,377
Rio Tinto Finance USA Plc, 1.38%, 06/17/16	4,245	4,267
Rock-Tenn Co., 3.50%, 03/01/20	3,250	3,374
Vale Overseas Ltd., 6.25%, 01/23/17	1,655	1,754
		19,471
Telecommunication Services - 1.1%
America Movil SAB de CV, 2.38%, 09/08/16	2,565	2,607
British Telecommunications Plc, 1.63%, 06/28/16	1,695	1,707
CC Holdings GS V LLC, 2.38%, 12/15/17	8,750	8,822
Verizon Communications Inc.
1.35%, 06/09/17	3,285	3,287

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
2.63%, 02/21/20	2,288	2,329
		18,752
Utilities - 2.1%
Appalachian Power Co., 3.40%, 05/24/15	455	457
Commonwealth Edison Co., 1.95%, 09/01/16	1,095	1,113
Dominion Resources Inc.
1.95%, 08/15/16	1,465	1,482
1.25%, 03/15/17	3,370	3,374
Electricite de France, 1.15%, 01/20/17 (r)	3,945	3,959
Exelon Generation Co. LLC, 2.95%, 01/15/20	1,540	1,566
Georgia Power Co., 0.59%, 03/15/16 (i)	1,980	1,979
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,864
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,043
Monongahela Power Co., 5.70%, 03/15/17 (r)	420	453
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,320
Origin Energy Finance Ltd., 3.50%, 10/09/18 (r)	2,080	2,143
PPL Capital Funding Inc., 1.90%, 06/01/18	1,220	1,223
PPL WEM Holdings Plc, 3.90%, 05/01/16 (r)	4,735	4,866
PSEG Power LLC, 2.75%, 09/15/16	1,215	1,244
San Diego Gas & Electric Co., 1.91%, 02/01/22	1,600	1,610
Southern Co., 1.95%, 09/01/16	1,370	1,391
Zhejiang Energy Group Hong Kong Ltd., 2.30%, 09/30/17	4,585	4,560
		36,647
Total Corporate Bonds and Notes (cost $811,371)		814,730

Government and Agency Obligations - 24.4%
Government Securities - 11.0%
Federal Home Loan Mortgage Corp. - 1.4% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/14/16	25,000	25,137
Federal National Mortgage Association - 1.1% (w)
Federal National Mortgage Association
0.63%, 08/26/16	5,780	5,795
0.88%, 08/28/17	13,755	13,759
		19,554
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.30%, 07/01/16	5,300	5,333
University of California, 0.67%, 07/01/41 (i)	1,470	1,470
		6,803
Sovereign - 1.7%
Hazine Mustesarligi Varlik Kiralama A/S, 4.56%, 10/10/18 (r)	1,825	1,912
Iceland Government International Bond, 4.88%, 06/16/16 (r)	7,510	7,814
Mexico Bonos, 7.75%, 12/14/17, MXN	286,075	20,268
		29,994
Treasury Inflation Index Securities - 1.5%
U.S. Treasury Inflation Indexed Note
0.50%, 04/15/15 (n)	10,558	10,542
1.88%, 07/15/15 (n)	15,115	15,354
		25,896
U.S. Treasury Securities - 4.9%
U.S. Treasury Note
0.75%, 01/15/17	8,700	8,737
0.50%, 07/31/17	29,785	29,669
1.00%, 09/15/17	9,025	9,086
0.88%, 11/15/17	12,590	12,621
1.75%, 09/30/19 (o)	10,610	10,812
1.25%, 01/31/20	14,875	14,795
		85,720
U.S. Government Agency Mortgage-Backed Securities - 13.4%
Federal Home Loan Mortgage Corp. - 2.9%
Federal Home Loan Mortgage Corp.
5.00%, 10/01/17 - 12/01/23	2,134	2,290
4.50%, 11/01/18 - 08/01/25	703	754
5.50%, 10/01/19 - 07/01/20	421	448
1.62%, 09/25/24 (i)	2,937	2,955
1.82%, 10/25/24 (i)	2,239	2,248
1.22%, 03/25/25 (i)	545	545
4.00%, 05/01/26	1,090	1,161
6.00%, 12/01/28 - 01/01/38	2,293	2,624
2.25%, 09/01/33 - 06/01/35 (i)	412	436
2.36%, 09/01/33 (i)	98	104
2.23%, 10/01/34 - 02/01/35 (i)	154	163
2.37%, 11/01/34 (i)	82	88
2.40%, 11/01/34 (i)	25	27
2.41%, 11/01/34 (i)	44	47
2.49%, 11/01/34 - 09/01/35 (i)	743	794
2.19%, 01/01/35 (i)	52	55
2.24%, 02/01/35 - 03/01/36 (i)	328	348
2.29%, 02/01/35 (i)	49	52
2.46%, 02/01/35 (i)	86	92
2.22%, 10/01/35 (i)	230	245
2.35%, 11/01/35 (i)	194	207
REMIC, 1.43%, 08/25/17	5,810	5,871
REMIC, 1.37%, 05/25/19	6,198	6,222
REMIC, 2.06%, 03/25/20	7,583	7,738
REMIC, 5.00%, 10/15/21	165	169
REMIC, 0.62%, 05/15/36 (i)	438	442
REMIC, 0.67%, 08/15/41 - 07/15/42 (i)	7,701	7,771
REMIC, 0.52%, 02/15/45 - 02/15/45 (i)	6,439	6,447
		50,343
Federal National Mortgage Association - 8.9%
Federal National Mortgage Association
5.50%, 01/01/17 - 12/01/39	21,685	24,350
4.50%, 06/01/19 - 07/01/26	17,650	18,922
5.00%, 07/01/19 - 07/01/41	8,606	9,448
2.12%, 11/25/24 - 01/01/35 (i)	2,223	2,249
2.27%, 11/25/24 - 03/01/36 (i)	1,325	1,349
4.00%, 02/01/25 - 10/01/41	24,880	26,592
1.67%, 02/25/25 - 02/25/25 (i)	2,028	2,039
3.50%, 10/01/25 - 11/01/44	25,354	26,897
6.50%, 07/01/32 - 12/01/32	905	1,066
2.22%, 03/01/33 - 02/01/35 (i)	37	41
1.79%, 06/01/33 (i)	34	36
2.36%, 06/01/33 - 03/01/36 (i)	893	954
2.35%, 07/01/33 (i)	25	26
2.63%, 09/01/33 (i)	2	2
5.00%, 10/01/33, TBA (g)	4,555	5,108
2.20%, 12/01/33 (i)	2	2
2.34%, 12/01/33 (i)	385	413
6.00%, 03/01/34 - 04/01/40	3,151	3,608
2.43%, 04/01/34 (i)	8	9
2.00%, 11/01/34 (i)	4	4
2.30%, 11/01/34 (i)	98	104
2.49%, 11/01/34 - 04/01/35 (i)	784	839
2.14%, 12/01/34 - 08/01/35 (i)	478	511
2.15%, 01/01/35 (i)	54	58
2.18%, 01/01/35 (i)	19	21
2.19%, 01/01/35 - 06/01/35 (i)	432	461
2.32%, 02/01/35 (i)	132	141
1.97%, 03/01/35 (i)	43	46
1.96%, 04/01/35 (i)	292	311
2.44%, 04/01/35 (i)	109	117
1.94%, 05/01/35 (i)	556	588
2.01%, 05/01/35 - 11/01/35 (i)	858	913

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
2.21%, 05/01/35 (i)	55	59
2.42%, 06/01/35 (i)	476	509
2.29%, 07/01/35 (i)	388	413
2.41%, 07/01/35 (i)	315	338
1.76%, 08/01/35 (i)	635	674
2.31%, 11/01/35 (i)	224	240
2.28%, 02/01/36 - 02/01/36 (i)	1,258	1,338
6.00%, 10/01/40, TBA (g)	925	1,063
4.50%, 04/15/45 - 05/15/45, TBA (g)	4,190	4,565
REMIC, 5.00%, 08/25/19 - 11/25/21	1,302	1,353
REMIC, 0.62%, 07/25/42 (i)	4,231	4,246
REMIC, 0.57%, 01/25/45 (i)	4,485	4,504
REMIC, 0.45%, 04/25/45 (i)	9,857	9,842
		156,369
Government National Mortgage Association - 1.6%
Government National Mortgage Association
7.00%, 12/15/17	80	82
5.50%, 07/15/20	96	102
5.00%, 12/20/34 - 02/20/40	8,250	9,252
6.00%, 07/15/36	2,078	2,459
4.50%, 09/20/40	1,755	1,921
3.50%, 03/20/43 - 04/20/43	6,167	6,533
3.00%, 10/20/44 - 11/20/44 (i)	6,421	6,712
4.00%, 01/20/45	1,450	1,520
		28,581
Total Government and Agency Obligations (cost $425,058)		428,397

Short Term Investments - 2.7%
Investment Companies - 2.1%
JNL Money Market Fund, 0.01% (a) (h)	10,000	10,000
T. Rowe Price Reserves Investment Fund, 0.04% (a) (h)	27,079	27,079
		37,079
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	10,298	10,298
Total Short Term Investments (cost $47,377)		47,377
Total Investments - 100.8% (cost $1,762,189)		1,766,213
Other Assets and Liabilities, Net - (0.8%)		(14,082)
Total Net Assets - 100.0%		$1,752,131

JNL/T. Rowe Price Value Fund

Common Stocks - 99.1%
Consumer Discretionary - 6.1%
Carnival Corp.	663	$31,713
Comcast Corp. - Special Class A (e)	538	30,152
Discovery Communications Inc. - Class C (c)	174	5,132
J.C. Penney Co. Inc. (c) (e)	1,782	14,986
Johnson Controls Inc.	361	18,189
Kohl’s Corp.	94	7,316
Las Vegas Sands Corp.	106	5,856
Lowe’s Cos. Inc.	696	51,753
Mattel Inc.	98	2,246
McDonald’s Corp.	175	17,052
Time Warner Inc.	55	4,670
Viacom Inc.	404	27,586
		216,651
Consumer Staples - 7.5%
Bunge Ltd.	384	31,585
Coca-Cola Enterprises Inc.	304	13,437
ConAgra Foods Inc.	738	26,948
Dr. Pepper Snapple Group Inc.	247	19,392
Energizer Holdings Inc.	89	12,328
Ingredion Inc.	498	38,786
JM Smucker Co. (e)	26	2,963
Kellogg Co.	192	12,689
PepsiCo Inc.	75	7,152
Philip Morris International Inc.	504	37,959
Rite Aid Corp. (c)	2,724	23,672
Sysco Corp.	1,074	40,522
		267,433
Energy - 3.3%
Apache Corp.	368	22,183
Canadian Natural Resources Ltd.	860	26,417
Cimarex Energy Co.	108	12,407
Concho Resources Inc. (c)	57	6,607
CONSOL Energy Inc.	48	1,336
Pioneer Natural Resources Co.	299	48,931
		117,881
Financials - 22.0%
Allstate Corp.	155	11,003
Ameriprise Financial Inc.	107	14,039
Bank of America Corp.	4,702	72,362
Bank of New York Mellon Corp.	1,316	52,944
Barclays Plc	5,171	18,664
Citigroup Inc.	1,668	85,951
Digital Realty Trust Inc.	137	9,017
Discover Financial Services	445	25,081
Genworth Financial Inc. - Class A (c)	1,060	7,747
Intercontinental Exchange Inc.	132	30,862
Invesco Ltd.	343	13,630
JPMorgan Chase & Co.	1,507	91,288
Marsh & McLennan Cos. Inc.	653	36,610
MetLife Inc.	1,507	76,170
Morgan Stanley	1,803	64,338
PNC Financial Services Group Inc.	254	23,636
Royal Bank of Scotland Group Plc (c)	1,495	7,551
State Street Corp.	606	44,589
U.S. Bancorp	129	5,629
Wells Fargo & Co.	1,031	56,081
Willis Group Holdings Plc (e)	262	12,623
XL Group Plc	717	26,372
		786,187
Health Care - 21.5%
AbbVie Inc.	832	48,729
Aetna Inc.	286	30,414
Agilent Technologies Inc.	976	40,540
Amgen Inc.	121	19,390
Anthem Inc.	294	45,427
CIGNA Corp.	468	60,617
DaVita HealthCare Partners Inc. (c)	163	13,273
Gilead Sciences Inc. (c)	116	11,334
HCA Holdings Inc. (c)	673	50,612
Hospira Inc. (c)	399	35,083
Medtronic Plc	708	55,219
Merck & Co. Inc.	1,291	74,212
Mylan NV (c)	613	36,387
Novartis AG	274	26,998
Pfizer Inc.	3,253	113,155
Thermo Fisher Scientific Inc.	450	60,413
UnitedHealth Group Inc.	396	46,867
		768,670
Industrials - 16.8%
3M Co.	127	20,965
American Airlines Group Inc. (e)	2,461	129,897

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Boeing Co.	570	85,485
Danaher Corp.	292	24,825
General Electric Co.	6,305	156,427
Honeywell International Inc.	601	62,722
Pentair Plc	313	19,697
Textron Inc.	316	14,004
Tyco International Plc	412	17,728
United Technologies Corp.	587	68,785
		600,535
Information Technology - 8.7%
CA Inc.	1,150	37,508
Cisco Systems Inc.	1,175	32,342
Intel Corp.	34	1,057
Keysight Technologies Inc. (c)	364	13,530
Micron Technology Inc. (c)	1,537	41,701
Microsoft Corp.	194	7,867
Motorola Solutions Inc.	172	11,461
QUALCOMM Inc.	256	17,779
Seagate Technology	210	10,916
Texas Instruments Inc.	786	44,924
Western Digital Corp.	206	18,748
Western Union Co. (e)	1,429	29,742
Xerox Corp.	3,477	44,679
		312,254
Materials - 5.2%
Ashland Inc.	213	27,117
Celanese Corp. - Class A	738	41,208
E.I. du Pont de Nemours & Co.	141	10,099
International Paper Co.	418	23,173
LyondellBasell Industries NV	41	3,556
Vulcan Materials Co.	223	18,773
West Fraser Timber Co. Ltd.	417	21,350
Weyerhaeuser Co.	1,226	40,631
		185,907
Telecommunication Services - 0.5%
T-Mobile US Inc. (c)	577	18,285

Utilities - 7.5%
AES Corp.	3,946	50,701
American Electric Power Co. Inc.	529	29,734
CenterPoint Energy Inc.	277	5,652
Entergy Corp.	159	12,321
Exelon Corp.	1,311	44,066
FirstEnergy Corp.	1,613	56,534
NRG Energy Inc.	1,432	36,071
PG&E Corp.	663	35,201
		270,280
Total Common Stocks (cost $3,004,767)		3,544,083

Corporate Bonds and Notes - 0.2%
Energy - 0.2%
California Resources Corp.
5.50%, 09/15/21 (e) (r)	$2,101	1,873
6.00%, 11/15/24 (e) (r)	3,222	2,823
Whiting Petroleum Corp., 5.75%, 03/15/21	1,883	1,869
Total Corporate Bonds and Notes (cost $6,293)		6,565

Short Term Investments - 2.4%
Investment Companies - 0.9%
JNL Money Market Fund, 0.01% (a) (h)	889	889
T. Rowe Price Reserves Investment Fund, 0.04% (a) (h)	33,670	33,670
		34,559
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	54,960	54,960
Total Short Term Investments (cost $89,519)		89,519
Total Investments - 101.7% (cost $3,100,579)		3,640,167
Other Assets and Liabilities, Net - (1.7%)		(62,295)
Total Net Assets - 100.0%		$3,577,872

JNL/WMC Balanced Fund

Common Stocks - 64.3%
Consumer Discretionary - 5.8%
Autoliv Inc. (e)	240	$28,297
Comcast Corp. - Class A	1,252	70,704
Ford Motor Co.	2,490	40,191
Honda Motor Co. Ltd. - ADR	368	12,072
Las Vegas Sands Corp.	399	21,988
Lowe’s Cos. Inc.	544	40,470
Starwood Hotels & Resorts Worldwide Inc.	236	19,701
Twenty-First Century Fox Inc. - Class A	518	17,530
Walt Disney Co.	94	9,823
		260,776
Consumer Staples - 4.6%
Coca-Cola Co.	661	26,814
CVS Health Corp.	635	65,522
Mondelez International Inc.	713	25,729
Philip Morris International Inc.	326	24,589
Procter & Gamble Co.	224	18,363
Unilever NV - ADR (e)	385	16,088
Wal-Mart Stores Inc.	362	29,814
		206,919
Energy - 6.1%
Anadarko Petroleum Corp.	355	29,395
Cameco Corp. (e)	1,104	15,372
Chevron Corp.	622	65,317
Exxon Mobil Corp.	702	59,705
Halliburton Co.	346	15,172
Hess Corp.	239	16,245
Imperial Oil Ltd.	513	20,447
Marathon Oil Corp.	891	23,252
Schlumberger Ltd.	178	14,865
Total SA - ADR (e)	349	17,329
		277,099
Financials - 13.9%
ACE Ltd.	496	55,315
AFLAC Inc.	220	14,051
Ameriprise Financial Inc.	93	12,144
Bank of Nova Scotia	347	17,415
BlackRock Inc.	125	45,783
Citigroup Inc.	778	40,088
JPMorgan Chase & Co.	1,230	74,542
Marsh & McLennan Cos. Inc.	492	27,579
MetLife Inc.	575	29,082
Northern Trust Corp.	275	19,121
PNC Financial Services Group Inc.	584	54,411
Principal Financial Group Inc.	686	35,220
Prudential Financial Inc.	618	49,634
SL Green Realty Corp.	110	14,095
Wells Fargo & Co.	2,537	138,036
		626,516

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Health Care - 11.1%
AstraZeneca Plc - ADR	411	28,104
Bristol-Myers Squibb Co.	752	48,472
Cardinal Health Inc.	564	50,892
Eli Lilly & Co.	632	45,885
Johnson & Johnson	609	61,246
Medtronic Plc	720	56,127
Merck & Co. Inc.	1,913	109,977
Pfizer Inc.	1,750	60,868
UnitedHealth Group Inc.	353	41,737
		503,308
Industrials - 7.8%
Caterpillar Inc.	292	23,332
CSX Corp.	673	22,294
Eaton Corp. Plc	387	26,319
Equifax Inc.	253	23,572
FedEx Corp.	139	23,073
Honeywell International Inc.	430	44,803
Nielsen NV	723	32,218
Raytheon Co.	334	36,477
Textron Inc.	365	16,189
United Continental Holdings Inc. (c)	368	24,747
United Parcel Service Inc. - Class B	429	41,620
United Technologies Corp.	318	37,292
		351,936
Information Technology - 9.9%
Accenture Plc - Class A	453	42,467
Altera Corp.	485	20,790
Analog Devices Inc.	463	29,151
Apple Inc.	474	59,041
Avnet Inc.	373	16,579
Cisco Systems Inc.	1,651	45,456
Google Inc. - Class A (c)	78	43,122
Intel Corp.	1,625	50,816
Microsoft Corp.	1,772	72,026
Oracle Corp.	580	25,042
QUALCOMM Inc.	223	15,463
Symantec Corp.	597	13,954
Texas Instruments Inc.	285	16,307
		450,214
Materials - 1.4%
Celanese Corp. - Class A	349	19,491
Dow Chemical Co.	67	3,217
Goldcorp Inc.	567	10,266
International Paper Co.	544	30,173
		63,147
Telecommunication Services - 1.7%
Verizon Communications Inc.	1,550	75,390

Utilities - 2.0%
Ameren Corp.	574	24,232
Dominion Resources Inc.	353	25,015
Exelon Corp.	636	21,379
NRG Energy Inc.	790	19,902
		90,528
Total Common Stocks (cost $2,379,047)		2,905,833

Non-U.S. Government Agency Asset-Backed Securities - 2.2%
Ally Master Owner Trust
1.60%, 10/15/17	$6,685	6,714
1.54%, 09/16/19	3,690	3,703
AmeriCredit Automobile Receivables Trust, 3.34%, 04/08/16	13	13
Apidos CDO, 1.76%, 04/17/26 (i) (r)	2,090	2,088
ARES CLO Ltd., 1.78%, 04/17/26 (i) (r)	2,030	2,027
Atlas Senior Loan Fund V Ltd., 1.80%, 07/16/26 (i) (r)	495	494
Avery Point CLO Ltd., 1.78%, 04/25/26 (i) (r)	1,920	1,918
Banc of America Merrill Lynch Commercial Mortgage Inc. REMIC, 5.18%, 11/10/15 (e) (i)	983	994
Bear Stearns Commercial Mortgage Securities Trust REMIC
5.70%, 04/11/16 (i)	550	572
5.54%, 07/11/16	545	569
5.54%, 09/12/16	581	610
5.58%, 04/12/38 (i)	181	186
5.20%, 12/11/38	780	821
5.44%, 03/11/39 (i)	859	880
Cent CLO 20 Ltd., 1.74%, 01/25/26 (i) (r)	2,200	2,196
Cent CLO 21 Ltd., 1.75%, 07/27/26 (i) (r)	625	624
Cent CLO 22 Ltd., 1.71%, 11/07/26 (i) (r)	1,715	1,712
CIFC Funding Ltd., 1.75%, 04/18/25 (i) (r)	1,970	1,966
Citibank Credit Card Issuance Trust, 5.65%, 09/20/17	750	831
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	927
Continental Airlines Inc. Pass-Through Trust, 5.98%, 10/19/23	231	261
DBUBS Mortgage Trust REMIC, 3.74%, 06/01/17 (e) (r)	2,366	2,408
Dryden Senior Loan Fund, 1.61%, 04/18/26 (i) (r)	1,945	1,935
First Investors Auto Owner Trust, 1.67%, 03/16/18 (r)	2,295	2,299
Ford Credit Auto Owner Trust, 1.28%, 09/15/19	3,420	3,425
Ford Credit Floorplan Master Owner Trust
1.92%, 01/15/17	1,545	1,568
2.31%, 02/15/19	200	201
2.09%, 03/15/20 (r)	600	601
Hilton USA Trust REMIC, 2.66%, 11/05/18 (r)	1,960	1,964
Hyundai Auto Receivables Trust, 1.71%, 08/15/17	182	182
ING Investment Management Co., 1.76%, 04/18/26 (i) (r)	1,940	1,938
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.69%, 04/12/17 (i)	2,905	3,128
5.48%, 12/12/44 (i)	127	129
LB-UBS Commercial Mortgage Trust REMIC, 6.15%, 04/15/41 (i)	1,182	1,296
Limerock CLO, 1.76%, 04/18/26 (i) (r)	2,200	2,195
Madison Park Funding XI Ltd., 1.70%, 01/19/25 (i) (r)	1,280	1,278
Madison Park Funding XII Ltd., 1.76%, 07/20/26 (i) (r)	1,560	1,561
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/15 (i)	366	367
5.66%, 05/12/39 (i)	1,050	1,083
ML-CFC Commercial Mortgage Trust REMIC, 5.74%, 06/12/50 (i)	5,225	5,634
Morgan Stanley Capital I Trust REMIC, 5.65%, 06/11/42 (i)	200	217
OBP Depositor LLC Trust, 4.65%, 07/15/20 (r)	495	556
OZLM VI Ltd., 1.81%, 04/17/26 (i) (r)	1,625	1,625
Prestige Auto Receivables Trust, 1.91%, 04/15/20 (r)	820	820
Santander Drive Auto Receivables Trust
2.57%, 05/15/17	845	862
2.25%, 06/17/19	910	920
1.97%, 11/15/19	2,355	2,367

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
2.33%, 11/15/19	505	507
2.36%, 04/15/20	3,440	3,467
SBA Tower Trust
2.90%, 10/15/44 (r)	2,125	2,151
REMIC, 2.93%, 12/15/17 (r)	1,155	1,169
Seneca Park CLO Ltd., 1.73%, 07/17/26 (i) (r)	1,155	1,153
SFAVE Commercial Mortgage Securities Trust REMIC, 4.14%, 01/08/35 (i) (r)	3,560	3,719
Shackleton CLO Ltd., 1.74%, 07/17/26 (i) (r)	1,155	1,146
Southwest Airlines Co. Pass-Through Trust, 6.15%, 02/01/24	183	210
Springleaf Funding Trust
2.41%, 06/15/17 (f) (r)	1,870	1,871
3.16%, 05/15/19 (r)	2,520	2,544
Springleaf Mortgage Loan Trust REMIC, 2.31%, 06/25/58 (r)	1,435	1,408
Symphony CLO XIV Ltd., 1.73%, 07/14/26 (i) (r)	1,930	1,926
Thacher Park CLO, 1.72%, 10/20/26 (i) (r)	920	918
Voya CLO Ltd., 1.71%, 07/17/26 (i) (r)	315	314
Wachovia Bank Commercial Mortgage Trust REMIC, 5.31%, 11/15/48	3,143	3,300
Westlake Automobile Receivables Trust, 0.97%, 10/16/17 (r)	2,470	2,470
Total Non-U.S. Government Agency Asset-Backed Securities (cost $98,639)		98,938

Corporate Bonds and Notes - 10.4%
Consumer Discretionary - 1.0%
21st Century Fox America Inc., 4.00%, 10/01/23 (e)	420	450
Amazon.com Inc.
2.50%, 11/29/22	1,265	1,243
4.80%, 12/05/34	850	932
4.95%, 12/05/44	965	1,053
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,078
3.70%, 04/15/22	495	516
3.13%, 07/15/23	1,000	999
British Sky Broadcasting Group Plc
2.63%, 09/16/19 (r)	1,785	1,813
3.75%, 09/16/24 (r)	4,090	4,228
Comcast Corp.
6.50%, 01/15/17	750	822
5.65%, 06/15/35	165	205
6.50%, 11/15/35	165	224
6.55%, 07/01/39	375	513
COX Communications Inc.
3.25%, 12/15/22 (r)	1,000	1,014
4.80%, 02/01/35 (r)	2,695	2,835
DIRECTV Holdings LLC
1.75%, 01/15/18	1,000	1,000
4.45%, 04/01/24	3,220	3,439
3.95%, 01/15/25	160	165
Discovery Communications LLC
3.30%, 05/15/22	1,000	1,006
3.25%, 04/01/23	265	264
Grupo Televisa SAB
6.63%, 01/15/40	375	463
5.00%, 05/13/45	385	401
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	756
Home Depot Inc., 4.40%, 03/15/45	285	319
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,059
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	592
NBCUniversal Enterprise Inc., 1.66%, 04/15/18 (r)	830	835
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,736
News America Inc.
4.50%, 02/15/21	850	942
3.00%, 09/15/22	750	759
Nissan Motor Acceptance Corp.
1.80%, 03/15/18 (r)	3,400	3,416
2.65%, 09/26/18 (r)	1,445	1,488
Time Warner Cable Inc.
5.85%, 05/01/17	270	294
8.75%, 02/14/19	50	62
8.25%, 04/01/19	450	550
6.55%, 05/01/37	435	546
7.30%, 07/01/38	285	384
6.75%, 06/15/39	285	365
5.88%, 11/15/40	690	825
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	195	262
Time Warner Inc.
4.88%, 03/15/20	500	561
4.75%, 03/29/21	450	503
6.25%, 03/29/41	500	645
Viacom Inc., 3.25%, 03/15/23	1,445	1,426
		42,988
Consumer Staples - 0.7%
Altria Group Inc.
4.75%, 05/05/21	548	612
4.50%, 05/02/43	1,665	1,722
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19 (l)	680	825
5.38%, 01/15/20 (l)	170	196
2.50%, 07/15/22	731	721
BAT International Finance Plc, 3.25%, 06/07/22 (r)	1,945	1,996
Coca-Cola Femsa SAB de CV
2.38%, 11/26/18	1,266	1,293
3.88%, 11/26/23	1,400	1,506
ConAgra Foods Inc., 1.90%, 01/25/18	295	295
CVS Caremark Corp.
5.75%, 06/01/17	74	81
4.00%, 12/05/23	2,680	2,905
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16	247	251
Grupo Bimbo SAB de CV, 3.88%, 06/27/24 (r)	835	861
Heineken NV
2.75%, 04/01/23 (r)	1,785	1,776
4.00%, 10/01/42 (r)	40	40
Japan Tobacco Inc., 2.10%, 07/23/18 (e) (r)	875	887
JM Smucker Co., 3.00%, 03/15/22	455	462
Kraft Foods Group Inc., 2.25%, 06/05/17	375	382
Kroger Co.
3.30%, 01/15/21	745	774
3.85%, 08/01/23	1,830	1,950
4.00%, 02/01/24	3,275	3,529
Molson Coors Brewing Co.
2.00%, 05/01/17	40	40
3.50%, 05/01/22 (e)	1,365	1,407
5.00%, 05/01/42 (e)	550	584
Mondelez International Inc., 4.00%, 02/01/24	740	804
PepsiCo Inc., 3.13%, 11/01/20	460	488
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	687
3.75%, 01/15/22 (r)	750	789
4.95%, 01/15/42 (r)	200	225
Sysco Corp.
3.00%, 10/02/21	560	578
3.50%, 10/02/24	320	332

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,503
		31,501
Energy - 1.1%
BG Energy Capital Plc, 4.00%, 10/15/21 (r)	3,450	3,596
BP Capital Markets Plc
4.75%, 03/10/19	675	747
2.32%, 02/13/20	955	963
3.25%, 05/06/22	1,000	1,030
2.50%, 11/06/22	600	587
3.99%, 09/26/23	195	207
3.51%, 03/17/25	2,375	2,424
ConocoPhillips Co.
2.88%, 11/15/21	200	205
4.30%, 11/15/44	1,600	1,698
Devon Energy Corp., 3.25%, 05/15/22	510	515
Encana Corp., 6.50%, 05/15/19	2,170	2,493
Enterprise Products Operating LLC, 5.10%, 02/15/45	3,925	4,398
EOG Resources Inc., 5.63%, 06/01/19	190	218
Halliburton Co., 3.50%, 08/01/23	2,750	2,856
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,032
Petroleos Mexicanos, 3.50%, 07/23/20 (r)	4,230	4,325
Phillips 66 Partners LP, 3.61%, 02/15/25	3,540	3,546
Pioneer Natural Resources Co., 7.50%, 01/15/20	4,977	5,910
Statoil ASA
5.25%, 04/15/19	215	245
2.25%, 11/08/19	480	488
2.90%, 11/08/20	1,945	2,038
2.75%, 11/10/21	705	721
2.45%, 01/17/23	187	184
2.65%, 01/15/24	175	172
3.70%, 03/01/24	50	53
3.25%, 11/10/24	255	263
Suncor Energy Inc., 3.60%, 12/01/24 (e)	850	868
Total Capital SA, 2.13%, 08/10/18	2,250	2,299
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,033
Western Gas Partners LP, 4.00%, 07/01/22	4,950	5,032
		50,146
Financials - 4.2%
Ace Capital Trust II, 9.70%, 04/01/30	525	790
ACE INA Holdings Inc., 3.35%, 05/15/24	925	965
American Express Centurion Bank, 6.00%, 09/13/17	850	943
American Express Credit Corp.
2.75%, 09/15/15	500	505
2.38%, 03/24/17	1,025	1,052
2.13%, 07/27/18	1,700	1,733
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,010
American International Group Inc., 3.88%, 01/15/35	2,180	2,191
American Tower Corp., 3.45%, 09/15/21	4,000	4,083
Ameriprise Financial Inc., 5.30%, 03/15/20	170	196
AvalonBay Communities Inc., 3.63%, 10/01/20	905	959
AXA SA, 8.60%, 12/15/30	425	595
Bank of America Corp.
6.50%, 08/01/16	2,000	2,134
5.42%, 03/15/17	700	748
2.00%, 01/11/18	1,200	1,209
2.60%, 01/15/19	776	790
5.63%, 07/01/20	140	161
4.13%, 01/22/24	1,800	1,928
4.20%, 08/26/24	4,600	4,759
5.88%, 02/07/42	300	382
5.00%, 01/21/44	500	574
Bank of Montreal, 2.50%, 01/11/17	2,650	2,724
Bank of New York Mellon Corp.
5.45%, 05/15/19	500	570
2.15%, 02/24/20	2,920	2,944
3.00%, 02/24/25	1,335	1,354
Barclays Bank Plc
6.05%, 12/04/17 (r)	550	605
2.50%, 02/20/19	1,400	1,428
6.75%, 05/22/19	320	379
3.75%, 05/15/24	1,200	1,264
BNP Paribas SA
2.40%, 12/12/18	2,500	2,549
3.25%, 03/03/23	1,305	1,333
BPCE SA
2.50%, 12/10/18	520	532
2.50%, 07/15/19	2,400	2,444
4.00%, 04/15/24	1,255	1,340
5.15%, 07/21/24 (r)	1,375	1,469
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	1,300	1,317
Capital One Bank USA NA, 2.15%, 11/21/18	1,930	1,945
Capital One Financial Corp.
4.75%, 07/15/21	1,500	1,682
3.75%, 04/24/24	2,000	2,076
3.20%, 02/05/25	2,000	1,983
CDP Financial, 4.40%, 11/25/19 (r)	600	668
Citigroup Inc.
4.59%, 12/15/15	27	28
4.45%, 01/10/17	1,000	1,054
6.13%, 05/15/18	245	276
2.50%, 09/26/18	1,000	1,019
8.50%, 05/22/19	1,400	1,744
2.50%, 07/29/19	1,155	1,171
5.38%, 08/09/20	143	163
4.50%, 01/14/22	605	668
8.13%, 07/15/39	115	181
5.88%, 01/30/42	165	211
5.30%, 05/06/44	1,055	1,186
CNA Financial Corp., 3.95%, 05/15/24	225	233
Comerica Inc., 3.00%, 09/16/15	95	96
Compass Bank, 2.75%, 09/29/19	700	710
Credit Agricole SA
3.50%, 04/13/15 (e) (r)	740	741
2.50%, 04/15/19 (e) (r)	2,435	2,483
4.38%, 03/17/25 (r)	1,205	1,218
Credit Suisse
2.30%, 05/28/19	795	803
3.00%, 10/29/21	1,070	1,090
3.63%, 09/09/24	2,960	3,059
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,431
2.38%, 08/01/18 (r)	1,400	1,435
2.25%, 07/31/19 (r)	1,580	1,598
8.50%, 01/18/31	300	475
Discover Financial Services, 6.45%, 06/12/17	90	99
Eaton Vance Corp., 6.50%, 10/02/17	30	33
ERP Operating LP, 4.75%, 07/15/20	765	855
Fifth Third Bank, 2.88%, 10/01/21	1,800	1,824
Five Corners Funding Trust, 4.42%, 11/15/23 (r)	220	236
Ford Motor Credit Co. LLC, 2.38%, 03/12/19	7,100	7,183
General Electric Capital Corp.
5.55%, 05/04/20	1,650	1,919
4.63%, 01/07/21	450	507
4.65%, 10/17/21	500	566
3.15%, 09/07/22	3,590	3,718
6.15%, 08/07/37	215	285
5.88%, 01/14/38	1,181	1,527

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Goldman Sachs Group Inc.
5.35%, 01/15/16	400	413
5.63%, 01/15/17	670	718
2.38%, 01/22/18	755	770
6.00%, 06/15/20	205	239
5.25%, 07/27/21	1,000	1,137
5.75%, 01/24/22	2,445	2,854
3.63%, 01/22/23	550	569
6.25%, 02/01/41	940	1,225
4.80%, 07/08/44	1,080	1,200
HCP Inc., 6.00%, 01/30/17	365	394
HSBC Bank Plc, 4.13%, 08/12/20 (r)	900	981
HSBC Bank USA NA, 5.88%, 11/01/34	250	315
HSBC Holdings Plc
4.00%, 03/30/22	870	936
6.10%, 01/14/42	905	1,200
5.25%, 03/14/44	260	296
HSBC USA Inc., 1.63%, 01/16/18	1,435	1,436
Huntington National Bank
2.20%, 04/01/19	915	920
2.40%, 04/01/20	2,150	2,166
ING Bank NV
3.75%, 03/07/17 (r)	1,600	1,673
1.80%, 03/16/18 (r)	3,530	3,551
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,812
6.30%, 04/23/19	475	552
4.50%, 01/24/22	825	912
3.25%, 09/23/22	1,000	1,023
3.38%, 05/01/23 (e)	1,060	1,067
6.40%, 05/15/38	425	570
5.40%, 01/06/42	540	647
Kimco Realty Corp., 5.78%, 03/15/16	345	360
Korea Development Bank, 2.50%, 03/11/20	3,500	3,562
Korea Finance Corp., 2.88%, 08/22/18	990	1,020
Liberty Mutual Group Inc., 4.25%, 06/15/23 (r)	585	623
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	606
Liberty Property LP, 6.63%, 10/01/17	225	251
Loews Corp., 2.63%, 05/15/23	780	762
Macquarie Bank Ltd., 2.40%, 01/21/20 (r)	660	664
MassMutual Global Funding II, 2.10%, 08/02/18 (r)	1,875	1,912
MetLife Inc.
1.90%, 12/15/17 (i) (k)	415	418
4.13%, 08/13/42	265	275
4.88%, 11/13/43	1,100	1,270
Metropolitan Life Global Funding I
2.50%, 09/29/15 (r)	1,200	1,212
1.50%, 01/10/18 (r)	1,480	1,486
Morgan Stanley
5.45%, 01/09/17	1,000	1,070
2.13%, 04/25/18	1,900	1,921
2.50%, 01/24/19	1,000	1,019
3.70%, 10/23/24	5,200	5,421
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	1,000	1,111
3.05%, 02/15/22	445	457
Nationwide Building Society, 2.35%, 01/21/20 (r)	2,265	2,279
Northern Trust Corp., 3.45%, 11/04/20	490	529
PNC Bank NA, 3.30%, 10/30/24	835	868
PNC Financial Services Group Inc., 3.90%, 04/29/24	830	869
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,042
Prudential Financial Inc.
5.50%, 03/15/16	425	444
6.00%, 12/01/17	450	502
2.30%, 08/15/18	1,885	1,924
QBE Insurance Group Ltd., 2.40%, 05/01/18 (r)	350	353
Realty Income Corp.
6.75%, 08/15/19	355	418
5.75%, 01/15/21	335	386
Santander Bank NA, 2.00%, 01/12/18	1,260	1,265
Scentre Group Trust, 2.38%, 11/05/19 (r)	2,425	2,450
Sovereign Bank, 8.75%, 05/30/18	450	531
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	266
Svenska Handelsbanken AB, 2.88%, 04/04/17	2,000	2,067
Synchrony Financial
3.00%, 08/15/19	3,400	3,474
2.70%, 02/03/20	755	758
Teachers Insurance & Annuity Association of America, 4.90%, 09/15/44 (r)	685	773
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,038
U.S. Bancorp, 3.70%, 01/30/24	900	969
UBS AG, 4.88%, 08/04/20	1,700	1,925
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19 (r)	775	790
Wachovia Corp., 5.75%, 06/15/17	1,500	1,650
WEA Finance LLC
1.75%, 09/15/17 (r)	655	658
2.70%, 09/17/19 (r)	990	1,002
Wells Fargo & Co.
3.50%, 03/08/22	2,145	2,277
4.48%, 01/16/24	517	561
4.10%, 06/03/26	2,125	2,239
		190,441
Health Care - 1.5%
Actavis Funding SCS
3.00%, 03/12/20	1,505	1,542
3.45%, 03/15/22	4,235	4,338
3.80%, 03/15/25	950	980
4.85%, 06/15/44	1,500	1,593
Aetna Inc., 1.75%, 05/15/17	55	56
Bayer US Finance LLC
2.38%, 10/08/19 (r)	1,050	1,068
3.00%, 10/08/21 (r)	1,675	1,733
3.38%, 10/08/24 (r)	540	563
Cardinal Health Inc.
2.40%, 11/15/19	1,345	1,361
3.50%, 11/15/24	1,205	1,243
4.50%, 11/15/44	1,405	1,486
Celgene Corp.
2.25%, 05/15/19	265	268
3.63%, 05/15/24	620	644
Cigna Corp., 3.25%, 04/15/25	5,040	5,142
Dignity Health
2.64%, 11/01/19	255	260
3.81%, 11/01/24	515	541
Eli Lilly & Co.
2.75%, 06/01/25	650	653
4.65%, 06/15/44	1,205	1,400
EMD Finance LLC
2.95%, 03/19/22 (r)	3,020	3,055
3.25%, 03/19/25 (r)	4,450	4,498
Express Scripts Holding Co.
2.65%, 02/15/17	1,897	1,943
2.25%, 06/15/19	970	974
3.90%, 02/15/22	1,000	1,062
3.50%, 06/15/24	1,390	1,431
Forest Laboratories Inc., 4.88%, 02/15/21 (r)	385	425
Gilead Sciences Inc.
3.70%, 04/01/24	1,125	1,201
3.50%, 02/01/25	1,275	1,347
4.50%, 02/01/45	545	605

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Humana Inc., 3.85%, 10/01/24	3,550	3,710
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	241
4.88%, 04/01/42	455	525
McKesson Corp.
2.85%, 03/15/23	90	90
3.80%, 03/15/24	1,125	1,187
Medtronic Inc.
1.38%, 04/01/18	675	675
2.50%, 03/15/20 (r)	755	771
3.15%, 03/15/22 (r)	1,070	1,111
3.63%, 03/15/24	360	382
3.50%, 03/15/25 (r)	1,715	1,794
4.38%, 03/15/35 (r)	660	721
Memorial Sloan-Kettering Cancer Center, 4.20%, 07/01/55	540	547
Merck & Co. Inc.
2.80%, 05/18/23	940	962
2.75%, 02/10/25	2,810	2,810
4.15%, 05/18/43	630	678
New York and Presbyterian Hospital, 4.02%, 08/01/45	1,365	1,377
Pfizer Inc., 6.20%, 03/15/19	700	819
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	333	386
Sanofi SA, 4.00%, 03/29/21	1,025	1,127
UnitedHealth Group Inc.
3.88%, 10/15/20	600	657
2.88%, 03/15/22	70	71
4.63%, 11/15/41	1,040	1,174
WellPoint Inc.
2.30%, 07/15/18	625	634
3.70%, 08/15/21	1,000	1,057
3.30%, 01/15/23	3,675	3,733
		68,651
Industrials - 0.4%
Cargill Inc., 4.31%, 05/14/21 (r)	517	573
Catholic Health Initiatives, 2.60%, 08/01/18	815	837
Deere & Co., 4.38%, 10/16/19	185	205
ERAC USA Finance LLC
2.75%, 03/15/17 (r)	340	349
2.35%, 10/15/19 (r)	2,880	2,895
4.50%, 08/16/21 (r)	620	681
3.30%, 10/15/22 (r)	120	122
5.63%, 03/15/42 (r)	1,200	1,400
4.50%, 02/15/45 (r)	270	273
FedEx Corp.
2.63%, 08/01/22	190	191
2.70%, 04/15/23	520	513
4.90%, 01/15/34	1,005	1,132
5.10%, 01/15/44	1,685	1,959
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	951
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24 (r)	1,350	1,383
Parker Hannifin Corp., 4.45%, 11/21/44	610	682
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	726
Southwest Airlines Co., 5.75%, 12/15/16	500	536
United Technologies Corp., 3.10%, 06/01/22	225	234
		15,642
Information Technology - 0.2%
Alibaba Group Holding Ltd., 2.50%, 11/28/19 (r)	2,750	2,751
Apple Inc.
2.85%, 05/06/21	1,800	1,875
3.45%, 05/06/24	1,635	1,735
4.45%, 05/06/44	210	234
EMC Corp.
1.88%, 06/01/18	1,540	1,558
2.65%, 06/01/20	750	770
3.38%, 06/01/23	750	780
Oracle Corp., 6.13%, 07/08/39	500	663
		10,366

Materials - 0.2%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	1,945	2,078
CF Industries Inc., 5.38%, 03/15/44	1,495	1,680
LyondellBasell Industries NV, 4.63%, 02/26/55	3,995	3,950
Monsanto Co., 4.70%, 07/15/64	375	408
Rio Tinto Finance USA Ltd., 3.75%, 09/20/21	1,895	1,999
		10,115
Telecommunication Services - 0.5%
America Movil SAB de CV
3.13%, 07/16/22	1,150	1,170
4.38%, 07/16/42 (e)	330	330
AT&T Inc.
6.80%, 05/15/36	150	189
6.55%, 02/15/39	155	190
5.55%, 08/15/41	340	382
BellSouth Corp., 6.55%, 06/15/34	300	354
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	504
8.75%, 06/15/30 (e) (k)	275	418
4.88%, 03/06/42 (r)	705	795
France Telecom SA, 4.13%, 09/14/21 (e)	2,550	2,804
SBC Communications, 6.45%, 06/15/34	480	592
Verizon Communications Inc.
4.50%, 09/15/20	6,235	6,885
3.45%, 03/15/21	975	1,020
3.50%, 11/01/21	735	768
6.40%, 09/15/33	347	433
4.75%, 11/01/41	265	275
4.86%, 08/21/46	692	725
4.52%, 09/15/48 (r)	5,680	5,636
Vodafone Group Plc, 5.45%, 06/10/19	600	681
		24,151
Utilities - 0.6%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	208
Atmos Energy Corp., 6.35%, 06/15/17	385	427
Berkshire Hathaway Energy Co., 4.50%, 02/01/45	1,465	1,595
Colorado Public Service Co., 5.13%, 06/01/19 (e)	500	569
Consolidated Edison Co. of New York Inc.
5.30%, 12/01/16	250	268
4.63%, 12/01/54	910	1,022
Dominion Resources Inc., 3.63%, 12/01/24	3,200	3,339
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	975
Electricite de France
5.63% (callable at 100 beginning 01/22/24) (m) (r)	2,000	2,130
4.88%, 01/22/44 (e) (r)	2,800	3,174
Electricite de France SA, 5.25%, (callable at 100 beginning 01/29/23) (m) (r)	770	804
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,858
Indianapolis Power & Light Co., 6.60%, 06/01/37 (r)	500	731
MidAmerican Energy Co., 6.13%, 04/01/36	350	457
NiSource Finance Corp., 4.80%, 02/15/44	465	523
Northeast Utilities, 3.15%, 01/15/25	400	404

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	397
Pacific Gas & Electric Co.
3.85%, 11/15/23	770	822
5.13%, 11/15/43	480	578
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	84
Public Service Electric & Gas Co., 2.70%, 05/01/15	230	231
San Diego Gas & Electric Co.
6.00%, 06/01/39	100	136
5.35%, 05/15/40	800	1,040
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	792
Southern California Edison Co.
2.40%, 02/01/22	685	686
5.55%, 01/15/37	500	643
Southern Co., 2.45%, 09/01/18	675	696
State Grid Overseas Investment Ltd., 2.75%, 05/07/19 (r)	2,175	2,216
		26,805
Total Corporate Bonds and Notes (cost $448,930)		470,806

Government and Agency Obligations - 23.1%
Government Securities - 10.0%
Municipals - 0.6%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,397
City of Chicago O’Hare International Airport
6.85%, 01/01/38	700	800
6.40%, 01/01/40	440	596
City of Sacramento, California (insured by Assured Guaranty Municpal Corp.), 5.85%, 08/01/19	1,260	1,394
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	390	540
Grand Parkway Transportation Corp., 5.18%, 10/01/42	1,555	1,973
Illinois State Toll Highway Authority, 6.18%, 01/01/34	565	749
Los Angeles Unified School District, 5.75%, 07/01/34	800	1,016
Maryland Transportation Authority, 5.89%, 07/01/43	270	363
Massachusetts School Building Authority, 5.72%, 08/15/39	500	652
Metropolitan Transportation Authority
7.34%, 11/15/39	75	118
6.09%, 11/15/40	405	545
6.81%, 11/15/40	250	352
Municipal Electric Authority of Georgia, 6.64%, 04/01/57	1,775	2,369
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,059
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	1,044
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,268
Oregon School Boards Association (insured by AMBAC Financial Group Corp.), 4.76%, 06/30/28	420	476
Port Authority of New York & New Jersey, GO
6.04%, 12/01/29	105	134
4.46%, 10/01/62	2,500	2,732
State of California
7.55%, 04/01/39	200	313
7.63%, 03/01/40	400	623
State of Illinois, 5.10%, 06/01/33	780	789
University of California
4.60%, 05/15/31	940	1,053
6.55%, 05/15/48	900	1,244
6.58%, 05/15/49	1,730	2,362
University of California Build America Bond, 5.77%, 05/15/43	615	791
University of Missouri, 5.96%, 11/01/39	360	474
Utility Debt Securitization Authority, 3.44%, 12/15/25	1,165	1,243
		28,469
Sovereign - 0.2%
Mexico Government International Bond
3.50%, 01/21/21 (e)	1,326	1,380
3.60%, 01/30/25	2,315	2,376
Province of Ontario, Canada, 4.00%, 10/07/19	550	608
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	1,916
		6,280
U.S. Treasury Securities - 9.2%
U.S. Treasury Bond
5.38%, 02/15/31	16,700	23,708
2.88%, 05/15/43	26,924	28,706
3.38%, 05/15/44	16,745	19,630
3.13%, 08/15/44	8,230	9,227
3.00%, 11/15/44	2,000	2,192
U.S. Treasury Note
0.50%, 07/31/16 - 08/31/16	109,833	109,953
1.00%, 09/30/16 - 09/15/17	17,800	17,926
0.88%, 11/30/16	14,815	14,911
0.63%, 05/31/17 - 08/31/17	75,320	75,190
0.75%, 10/31/17	18,300	18,296
1.38%, 07/31/18 - 09/30/18	10,030	10,141
1.25%, 11/30/18	18,500	18,588
1.75%, 09/30/19	31,905	32,513
2.63%, 11/15/20	9,400	9,960
2.13%, 06/30/21	10,070	10,369
2.75%, 11/15/23	1,050	1,126
2.38%, 08/15/24	11,095	11,533
2.25%, 11/15/24	2,930	3,012
		416,980
U.S. Government Agency Mortgage-Backed Securities - 13.1%
Federal Home Loan Mortgage Corp. - 1.4%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	939	1,076
6.50%, 11/01/17	5	5
4.50%, 05/01/18 - 03/01/19	135	142
4.00%, 09/01/26 - 07/01/41	621	662
2.50%, 04/15/30, TBA (g)	5,900	6,049
3.00%, 04/15/30 - 04/15/45, TBA (g)	29,165	30,147
7.00%, 11/01/30 - 10/01/32	71	78
3.50%, 04/15/45, TBA (g)	20,750	21,753
5.50%, 04/15/45, TBA (g)	2,400	2,693
		62,605
Federal National Mortgage Association - 9.8%
Federal National Mortgage Association
6.00%, 01/01/18	11	11
4.50%, 09/01/23 - 01/01/45	95,642	104,641
3.50%, 03/01/26 - 03/01/26	237	252
4.00%, 09/01/26 - 09/01/26	4,538	4,836
3.00%, 05/01/27 - 08/01/27	1,103	1,159
7.50%, 09/01/29	11	13
2.00%, 04/15/30, TBA (g)	2,200	2,205
2.50%, 04/15/30 - 04/15/45, TBA (g)	14,750	15,109
3.00%, 04/15/30 - 04/15/45, TBA (g)	228,050	233,244
3.50%, 04/15/30 - 04/15/45, TBA (g)	44,200	46,529
7.00%, 10/01/33	56	65

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
5.50%, 03/01/38	705	794
6.50%, 10/01/38 - 10/01/39	391	456
5.00%, 07/01/40	446	497
5.00%, 04/15/45, TBA (g)	20,600	22,907
5.50%, 04/15/45, TBA (g)	8,800	9,915
		442,633
Government National Mortgage Association - 1.9%
Government National Mortgage Association
6.00%, 02/15/24 - 04/15/40	8,721	10,055
6.50%, 04/15/26	19	21
5.50%, 11/15/32 - 02/15/36	132	149
7.00%, 01/15/33 - 05/15/33	24	30
5.00%, 06/20/33 - 06/15/39	6,524	7,300
4.50%, 06/15/40 - 05/15/42	3,147	3,482
4.00%, 01/15/41 - 12/20/44	3,285	3,529
3.00%, 04/15/45, TBA (g)	13,800	14,214
3.50%, 04/15/45, TBA (g)	29,100	30,623
4.50%, 04/15/45, TBA (g)	13,125	14,283
5.50%, 04/15/45, TBA (g)	3,000	3,384
REMIC, 7.50%, 09/16/35	10	12
		87,082
Total Government and Agency Obligations (cost $1,019,225)		1,044,049

Short Term Investments - 10.5%
Federal Home Loan Bank - 0.8% (w)
Federal Home Loan Bank
0.06%, 05/13/15	20,700	20,699
0.08%, 06/03/15	12,400	12,399
0.09%, 06/26/15	3,000	2,999
		36,097
Investment Company - 8.9%
JNL Money Market Fund, 0.01% (a) (h)	400,881	400,881

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	37,375	37,375
Total Short Term Investments (cost $474,352)		474,353
Total Investments - 110.5% (cost $4,420,193)		4,993,979
Total Forward Sales Commitments - (2.4%) (proceeds $107,852)		(108,569)
Other Assets and Liabilities, Net - (8.0%)		(365,386)
Total Net Assets - 100.0%		$4,520,024

Forward Sales Commitments - 2.4%
Government and Agency Obligations - 2.4%
U.S. Government Agency Mortgage-Backed Securities - 2.4%
Federal National Mortgage Association - 2.3%
Federal National Mortgage Association, 4.50%, 04/15/45, TBA (g)	$93,700	$102,257
Government National Mortgage Association - 0.1%
Government National Mortgage Association
4.00%, 04/15/45	2,275	2,442
6.00%, 04/15/45	3,400	3,870
		6,312
Total Forward Sales Commitments - 2.4% (proceeds $107,852)		$108,569

JNL/WMC Money Market Fund

Corporate Bonds and Notes - 17.8%
Consumer Staples - 1.3%
Coca-Cola Co.
0.27%, 09/01/15 (i)	$4,200	$4,200
1.50%, 11/15/15	5,300	5,337
PepsiCo Inc., 0.45%, 07/30/15 (i)	5,750	5,753
		15,290
Financials - 13.7%
American Honda Finance Corp.
0.26%, 06/04/15 (i)	14,000	14,000
0.25%, 10/07/15 (i)	16,000	16,000
0.27%, 01/11/16 (i)	3,500	3,500
BPCE SA, 0.50%, 05/27/15 (i)	13,000	13,000
General Electric Capital Corp.
1.00%, 12/11/15	5,000	5,016
0.85%, 01/08/16 (i)	8,000	8,034
John Deere Capital Corp., 0.39%, 06/15/15 (i)	2,250	2,251
National Rural Utilities Cooperative Finance Corp., 0.30%, 05/01/15 (i)	13,000	13,000
New York Life Global Funding
0.75%, 07/24/15 (r)	2,000	2,003
0.29%, 10/05/15 (i) (r)	12,000	12,001
0.25%, 10/29/15 (i) (r)	12,000	12,000
PNC Bank NA, 0.80%, 01/28/16	5,475	5,485
Pricoa Global Funding I, 0.53%, 08/19/15 (i) (r)	1,800	1,801
Toronto-Dominion Bank
0.44%, 05/01/15 (i)	20,900	20,903
0.46%, 11/06/15 (i)	6,500	6,508
Toyota Motor Credit Corp., 0.88%, 07/17/15	4,000	4,007
Wells Fargo & Co., 0.46%, 10/28/15 (i)	26,000	26,024
		165,533
Health Care - 0.5%
Genzyme Corp., 3.63%, 06/15/15	6,000	6,040

Information Technology - 2.3%
Cisco Systems Inc., 0.31%, 09/03/15 (i)	18,700	18,704
International Business Machines Corp., 0.75%, 05/11/15	8,000	8,005
Microsoft Corp., 1.63%, 09/25/15	401	404
		27,113
Total Corporate Bonds and Notes (cost $213,976)		213,976

Government and Agency Obligations - 13.4%
Government Securities - 13.4%
Federal Home Loan Bank - 7.1% (w)
Federal Home Loan Bank
0.12%, 04/14/15	10,000	10,000
0.13%, 05/08/15 - 08/14/15	48,700	48,693
0.17%, 07/22/15	7,350	7,350
0.20%, 09/25/15	7,000	7,001
0.19%, 11/19/15	12,000	11,998
		85,042
Federal Home Loan Mortgage Corp. - 2.3% (w)
Federal Home Loan Mortgage Corp.
0.50%, 04/17/15	6,000	6,001
0.16%, 07/16/15 (i)	6,500	6,501
1.75%, 09/10/15	15,000	15,104
		27,606
Federal National Mortgage Association - 0.8% (w)
Federal National Mortgage Association, 5.00%, 04/15/15	9,177	9,194

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Sovereign - 1.1%
Federal Farm Credit Banks, 0.15%, 07/09/15	5,500	5,500
Province of Ontario, Canada, 0.95%, 05/26/15	8,000	8,008
		13,508
U.S. Treasury Securities - 2.1%
U.S. Treasury Note, 0.08%, 01/31/16 (i)	26,000	26,001
Total Government and Agency Obligations (cost $161,351)		161,351

Short Term Investments - 55.7%
Certificates of Deposit - 21.3%
Abbey National Treasury Services Plc
0.36%, 07/16/15	12,800	12,800
0.38%, 09/04/15 (i)	13,000	13,000
Bank of Montreal
0.33%, 10/09/15	13,000	13,000
0.28%, 11/12/15 (i)	4,000	4,000
0.26%, 01/06/16 (i)	13,000	13,000
Bank of Nova Scotia
0.71%, 09/11/15 (i)	1,457	1,460
0.24%, 10/30/15 (i)	21,000	21,000
BNP Paribas, 0.30%, 04/30/15 (i)	13,500	13,500
Canadian Imperial Bank of Commerce
0.24%, 06/29/15 (i)	10,000	10,000
0.27%, 02/04/16 (i)	12,000	12,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 0.31%, 09/18/15 (i)	13,500	13,500
Credit Suisse
0.51%, 05/08/15 (i)	10,000	10,000
0.58%, 08/24/15 (i)	8,000	8,002
0.47%, 03/21/16 (i)	15,000	15,000
Natexis Banque, 0.27%, 04/06/15	15,000	15,000
Nordea Bank Finland Plc, 0.24%, 07/13/15	7,000	7,000
Rabobank Nederland, 0.23%, 09/10/15 (i)	12,500	12,500
Royal Bank of Canada, 0.34%, 10/06/15	13,500	13,500
Standard Chartered Bank
0.34%, 04/10/15 (i)	8,000	8,000
0.33%, 06/11/15 (i)	21,000	21,000
Sumitomo Bank, 0.24%, 05/13/15	12,000	12,000
Toronto Dominion Bank, 0.27%, 01/25/16 (i)	7,000	7,000
		256,262
Commercial Paper - 18.1%
Australia & New Zealand Banking Group Ltd., 0.21%, 04/30/15 (i)	22,000	22,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.28%, 07/06/15	13,000	12,990
BNP Paribas Finance Inc., 0.30%, 08/03/15	10,000	9,990
BPCE SA, 0.35%, 07/31/15 (r)	15,000	14,983
DNB Bank ASA
0.22%, 07/15/15 (r)	5,500	5,496
0.35%, 10/02/15 (r)	14,000	13,975
Fairway Finance Corp., 0.20%, 07/14/15 (r)	12,042	12,035
General Electric Capital Corp.
0.22%, 04/17/15	6,000	5,999
0.28%, 09/08/15	14,000	13,983
HSBC Americas Inc., 0.31%, 08/17/15	12,000	11,986
HSBC USA Inc., 0.23%, 04/03/15	15,000	15,000
JPMorgan Securities LLC, 0.30%, 07/17/15	10,000	9,991
MetLife Short Term Funding, 0.15%, 05/18/15	16,000	15,997
Svenska Handelsbanken AB
0.22%, 04/14/15 (r)	20,000	19,998
0.20%, 07/02/15 (r)	10,000	9,995
Westpac Banking, 0.27%, 04/29/15 (i) (r)	23,000	23,000
		217,418
Federal Home Loan Bank - 0.3% (w)
Federal Home Loan Bank, 0.13%, 06/10/15	4,000	3,999

Repurchase Agreements - 16.0%
Repurchase Agreement with BMO, 0.10% (Collateralized by $569 U.S. Treasury Note, 0.00-8.75%, due 04/02/15-02/15/25, value $612) acquired on 03/31/15, due on 04/01/15 at $600	600	600
Repurchase Agreement with BNP, 0.12% (Collateralized by $1,608 Federal Home Loan Mortgage Corp., 3.50-6.00%, due 06/01/18-08/01/40, value $1,790, and $3,953 Federal National Mortgage Association, 3.00-6.00%, due 10/01/18-01/01/44, value $4,324, and $5 U.S. Treasury Note, 3.75%, 08/15/41, value $6) acquired on 03/31/15, due on 04/01/15 at $6,000	6,000	6,000
Repurchase Agreement with BOA, 0.12% (Collateralized by $13,047 Federal Home Loan Bank., 2.35%, due 08/08/22, value $12,987, and $31,171 Federal Home Loan Mortgage Corp., 0.00%, Principal Strip due 09/15/29, value $19,898, and $34,400 Federal National Mortgage Association, 0.00%, Principal Strip due 11/15/30, value $21,074) acquired on 03/31/15, due on 04/01/15 at $52,900	52,900	52,900
Repurchase Agreement with DUB, 0.15% (Collateralized by $7,346 Federal National Mortgage Association, 3.30%, due 03/01/28, value $7,344) acquired on 03/31/15, due on 04/01/15 at $7,200	7,200	7,200
Repurchase Agreement with GSC, 0.09% (Collateralized by $21,515 Federal National Mortgage Association, 2.50-4.50%, due 11/01/28-12/01/44, value $22,800, and $2,567 Government National Mortgage Association, 3.00-4.50%, due 11/15/42-02/20/45, value $2,700) acquired on 03/31/15, due on 04/01/15 at $25,000	25,000	25,000
Repurchase Agreement with GSC, 0.10% (Collateralized by $5,602 Federal Home Loan Mortgage Corp., 2.50-3.45%, due 02/01/30-12/01/41, value $5,897, and 27,436 Federal National Mortgage Association, due 01/01/20-04/01/44, value $30,817, and $5 Government National Mortgage Association, 4.50%, due 02/20/45, value $5) acquired on 03/31/15, due on 04/06/15 at $36,000	36,000	36,000
Repurchase Agreement with GSC, 0.15% (Collateralized by $18,660 Federal National Mortgage Association, 4.00-6.50%, due 05/01/19-04/01/44, value $20,400) acquired on 03/31/15, due on 04/01/15 at $20,000	20,000	20,000
Repurchase Agreement with RBC, 0.12% (Collateralized by $368 Federal Home Loan Mortgage Corp., 2.70-5.00%, due 10/01/44-11/01/44, value $405, and $23,373 Federal National Mortgage Association, 2.21-4.50%, due 06/01/36-03/01/45, value $25,062, and $32 Government National Mortgage Association, 3.00%, due 03/20/45, value $33) acquired on 03/31/15, due on 04/01/15 at $25,000	25,000	25,000

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Repurchase Agreement with RBC, 0.12% (Collateralized by $696 Federal Home Loan Mortgage Corp., 2.70-5.00%, due 10/01/41-11/01/44, value $749, and $19,606 Federal National Mortgage Association, 2.09-4.50%, due 05/01/26-12/01/44, value $19,629, and $20 Government National Mortgage Association, 3.50-4.00%, due 01/20/45-02/20/45, value $22) acquired on 03/31/15, due on 04/01/15 at $20,000	20,000	20,000
		192,700
Total Short Term Investments (cost $670,379)		670,379
Total Investments - 86.9% (cost $1,045,706)		1,045,706
Other Assets and Liabilities, Net - 13.1%		158,193
Total Net Assets - 100.0%		$1,203,899

JNL/WMC Value Fund

Common Stocks - 99.4%
Consumer Discretionary - 13.5%
CBS Corp. - Class B	302	$18,315
Comcast Corp. - Class A	439	24,807
Dollar General Corp.	248	18,709
Hilton Worldwide Holdings Inc. (c)	795	23,539
Home Depot Inc.	202	22,969
Lowe’s Cos. Inc.	390	29,010
Newell Rubbermaid Inc.	514	20,099
Nordstrom Inc.	210	16,882
Norwegian Cruise Line Holdings Ltd. (c)	312	16,854
Pulte Homes Inc.	849	18,865
PVH Corp.	163	17,382
Thomson Reuters Corp.	404	16,391
		243,822
Consumer Staples - 5.1%
Anheuser-Busch InBev NV - ADR	163	19,898
CVS Health Corp.	270	27,904
Diageo Plc - ADR	137	15,098
Kraft Foods Group Inc.	330	28,731
		91,631
Energy - 9.7%
Anadarko Petroleum Corp.	184	15,208
Chevron Corp.	356	37,413
EOG Resources Inc.	222	20,368
Exxon Mobil Corp.	336	28,537
Halliburton Co.	429	18,810
Marathon Oil Corp.	621	16,202
Occidental Petroleum Corp.	178	12,971
Pioneer Natural Resources Co.	76	12,345
Southwestern Energy Co. (c) (e)	563	13,062
		174,916
Financials - 25.9%
ACE Ltd.	225	25,100
American International Group Inc.	316	17,308
Ameriprise Financial Inc.	169	22,126
BlackRock Inc.	83	30,299
Citigroup Inc.	822	42,371
Goldman Sachs Group Inc.	135	25,305
Intercontinental Exchange Inc.	104	24,269
Invesco Ltd.	342	13,590
JPMorgan Chase & Co.	1,024	62,012
M&T Bank Corp.	173	21,986
Marsh & McLennan Cos. Inc.	343	19,262
MetLife Inc.	447	22,581
Paramount Group Inc.	265	5,120
PNC Financial Services Group Inc.	463	43,206
Principal Financial Group Inc.	275	14,143
Unum Group	288	9,719
Wells Fargo & Co.	1,312	71,355
		469,752
Health Care - 13.7%
Amgen Inc.	117	18,768
AstraZeneca Plc - ADR	289	19,774
Baxter International Inc.	225	15,422
Bristol-Myers Squibb Co.	397	25,589
Gilead Sciences Inc. (c)	138	13,504
Medtronic Plc	377	29,436
Merck & Co. Inc.	830	47,731
Pfizer Inc.	451	15,686
Roche Holding AG	84	23,025
UnitedHealth Group Inc.	329	38,871
		247,806
Industrials - 10.6%
3M Co.	123	20,307
Eaton Corp. Plc	384	26,080
Fortune Brands Home & Security Inc.	508	24,113
General Electric Co.	1,240	30,766
Illinois Tool Works Inc.	172	16,666
Ingersoll-Rand Plc (e)	262	17,834
Spirit Aerosystems Holdings Inc. - Class A (c)	300	15,674
Union Pacific Corp.	101	10,961
United Technologies Corp.	256	30,048
		192,449
Information Technology - 12.8%
Analog Devices Inc.	317	19,964
Cisco Systems Inc.	1,944	53,520
EMC Corp.	1,151	29,421
Intel Corp.	1,109	34,678
Marvell Technology Group Ltd.	1,408	20,693
Maxim Integrated Products Inc.	798	27,791
Microsoft Corp.	581	23,629
Symantec Corp.	976	22,809
		232,505
Materials - 4.0%
Axalta Coating Systems Ltd. (c)	449	12,399
Dow Chemical Co.	440	21,091
International Paper Co.	312	17,307
Nucor Corp. (e)	184	8,768
Steel Dynamics Inc.	652	13,097
		72,662
Telecommunication Services - 1.5%
Verizon Communications Inc.	568	27,632

Utilities - 2.6%
Edison International	238	14,875
Eversource Energy	417	21,085
NextEra Energy Inc.	112	11,640
		47,600
Total Common Stocks (cost $1,296,449)		1,800,775

See accompanying Notes to Schedules of Investments.

	Shares/Par (t)	Value
Short Term Investments - 1.1%
Investment Company - 0.5%
JNL Money Market Fund, 0.01% (a) (h)	9,331	9,331
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.25% (a) (h)	11,365	11,365
Total Short Term Investments (cost $20,696)		20,696
Total Investments - 100.5% (cost $1,317,145)		1,821,471
Other Assets and Liabilities, Net - (0.5%)		(9,279)
Total Net Assets - 100.0%		$1,812,192

See accompanying Notes to Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

(a)    Investment in affiliate.

(b)    Consolidated Schedule of Investments.

(c)     Non-income producing security.

(d)    Issuer was in bankruptcy and/or was in default relating to principal and/or interest.

(e)     All or portion of the security was on loan.

(f)      Security fair valued in good faith in accordance with the procedures approved by the JNL Series Trust’s (“Trust”) Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement” based on the applicable valuation inputs.  See FASB ASC Topic 820 in these Notes to Schedules of Investments.

(g)     All or portion of the security was purchased or sold on a delayed delivery basis. As of March 31, 2015, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund $12,452; JNL/Capital Guardian Global Balanced Fund $10,049; JNL/Goldman Sachs Core Plus Bond Fund $81,297; JNL/Mellon Capital Bond Index Fund $29,932; JNL/Neuberger Berman Strategic Income Fund $222,558; JNL/PIMCO Real Return Fund $1,586,247; JNL/PIMCO Total Return Bond Fund $978,008; JNL/T. Rowe Price Short-Term Bond Fund $10,714; JNL/WMC Balanced Fund $449,457. As of March 31, 2015, the total proceeds for investments sold on a delayed delivery basis were as follows: JNL/Mellon Capital Bond Index Fund $4,341; JNL/WMC Balanced Fund $101,566.

(h)    Yield changes daily to reflect current market conditions.  Rate was the quoted yield as of March 31, 2015.

(i)        The security or securities in this category have a variable rate.  Rate stated was in effect as of March 31, 2015.

(j)       Security issued with a zero coupon.  Income is recognized through the accretion of discount.

(k)    Security is a “step-up” bond where the coupon may increase or step up at a future date.  Rate stated was the coupon as of March 31, 2015.

(l)        The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(m) Perpetual security.

(n)    Treasury inflation indexed note, par amount is adjusted for inflation.

(o)    All or a portion of the security is pledged or segregated as collateral.

(p)    Security is restricted to resale to institutional investors.  See Restricted Securities in these Notes to the Schedules of Investments.

(q)    The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Board.

(r)       The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Board.  As of March 31, 2015, the value and the percentage of net assets of these liquid securities was as follows: JNL/BlackRock Global Allocation Fund - $96,584, 2.8%; JNL/Franklin Templeton Global Multisector Bond Fund - $250,314, 11.9%; JNL/Franklin Templeton Income Fund - $518,341, 19.4%; JNL/Franklin Templeton Mutual Shares Fund - $18,112, 1.5%; JNL/Goldman Sachs Core Plus Bond Fund - $170,931, 16.0%; JNL/Goldman Sachs Emerging Markets Debt Fund - $116,124, 20.0%; JNL/JPMorgan U.S. Government & Quality Bond Fund - $25,887, 1.8%; JNL/Lazard Emerging Markets Fund - $17,258; JNL/Mellon Capital Bond Index Fund - $3,444, 0.4%; JNL/Neuberger Berman Strategic Income Fund - $52,681, 7.0%; JNL/PIMCO Real Return Fund - $159,574, 8.7%; JNL/PIMCO Total Return Bond Fund - $372,018, 8.0%; JNL/PPM America Floating Rate Income Fund - $39,565, 2.6%; JNL/PPM America High Yield Bond Fund - $1,002,852, 35.7%; JNL/Scout Unconstrained Bond Fund - $26,889, 3.8%; JNL/T. Rowe Price Short-Term Bond Fund - $402,096, 22.9%; JNL/T. Rowe Price Value Fund - $4,696, 0.1%; JNL/WMC Balanced Fund - $163,160, 3.6%; JNL/WMC Money Market Fund - $127,289, 10.6%

(s)      Treasury inflation indexed note, par amount is not adjusted for inflation.

(t)       Par amounts are listed in USD unless otherwise noted.  Options are quoted in unrounded number of contracts.  Gold bullion is quoted in unrounded ounces.

(u)    Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(v)    Convertible security.

(w)  The securities in this category are a direct debt of the agency and not collateralized by mortgages.

(x)    Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(y)    Pay-in-kind security.  The coupon interest earned by the security may be paid in cash or additional par.

(z)     This variable rate senior loan will settle after March 31, 2015, at which time the interest rate will be determined.

Currencies:

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli New Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian New Leu

RSD - Serbian Dinar

RUB - Russian Ruble

SAR - Saudi Riyal

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-” Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

ASX - Australian Stock Exchange

CAC - Cotation Assistee en Continu

CBT - Chicago Board of Trade

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX.EM - Credit Derivatives Index - Emerging Markets

CDX.NA.HY - Credit Derivatives Index - North American - High Yield

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade

CLO - Collateralized Loan Obligation

CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted

CNX - CRISIL NSE Index

CVA - Commanditaire Vennootschap op Aandelen

EAFE - Europe, Australia and Far East

ETF - Exchange Traded Fund

Euribor- Europe Interbank Offered Rate

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Abbreviations: (continued)

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

Euro-Buxl - debt instrument issued by the Federal Republic of Germany with a term of 24 to 35 years

Euro-BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

FDR - Fiduciary Depository Receipt

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

IBEX - Iberia Index

iTraxx - Group of international credit derivative indices monitored by the International Index Company

JIBAR - Johannesburg Interbank Agreed Rate

JSE - Johannesburg Stock Exchange

KCBT - Kansas City Board of Trade

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

LME - London Metal Exchange

MIBOR - Mumbai Interbank Offered Rate

MIB - Milano Indice Borsa

MICEX - Moscow Interbank Currency Exchange Index

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

OAT - Obligations Assimilables du Tresor

RB - Revenue Bond

RBOB - Reformulated Blendstock for Oxygenate Blending

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

S&P - Standard & Poor’s

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

TAIEX - Taiwan Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis)

TES - Peso Denominated Treasury Bonds

UF - Unidad de Fomento

UFJ - United Financial of Japan

ULSD - Ultra-low sulfur diesel

WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ — Australia and New Zealand Banking Group Ltd.

BBH - Brown Brothers Harriman & Co.

BBP - Barclays Bank Plc

BCL - Barclays Capital Inc.

BMO - BMO Capital Markets Corp.

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

IMP - Imperial Capital, Inc.

JPM - J.P. Morgan Securities, Inc.

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank of Canada

RBS - Royal Bank of Scotland

SCB - Standard Chartered Bank

SGB - Societe Generale Bannon LLC

SSB - State Street Brokerage Services, Inc.

TDS - TD Securities Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of March 31, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Strategy Fund
Uranium Energy Corp.	11/02/2010	$1,243	$549	0.1%
JNL/BlackRock Global Allocation Fund
BRT Escrow Corp. SpA Escrow	12/31/2014	$—	$—	—%
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	708	321	—
CapitaLand Ltd., 2.10%, 11/15/16	04/16/2012	2,787	2,516	0.1
CapitaLand Ltd., 2.95%, 06/20/22	01/18/2012	5,487	5,101	0.1
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	01/18/2012	1,811	1,845	0.1
Delta Topco Ltd.	01/23/2012	984	1,206	—
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	2,020	1,988	0.1
Dropbox Inc.	01/29/2014	7,795	7,762	0.2
Invitae Corp.	10/09/2014	1,679	2,227	0.1
Lookout, Inc.	09/22/2014	3,242	3,242	0.1
Olam International Ltd., 6.00%, 10/15/16	01/17/2012	2,457	2,502	0.1
Palantir Technologies Inc.	02/10/2014	3,141	4,556	0.1
Provincia de Buenos Aires, Argentina, 10.88%, 01/26/21	05/15/2014	761	829	—
REI Agro Ltd., 5.50%, 11/13/14	02/08/2012	607	31	—
REI Agro Ltd., 5.50%, 11/13/14	11/13/2011	184	9	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	1,100	1,194	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/BlackRock Global Allocation Fund (continued)
TFS Corp. Ltd.	03/18/2013	$—	$235	—%
Telecom Italia Finance SA, 6.13%, 11/15/16	11/11/2013	615	602	—
Telefonica SA, 6.00%, 07/24/17	07/18/2014	1,758	1,664	0.1
Uber Technologies Inc.	06/09/2014	4,702	10,297	0.3
United Kingdom Treasury Bond, 2.25%, 09/07/23	06/16/2014	45,050	43,192	1.2
		$86,888	$91,319	2.6%

JNL/BlackRock Large Cap Select Growth Fund
Palantir Technologies Inc.	02/10/2014	$7,639	$11,079	0.8%

JNL/Capital Guardian Global Balanced Fund
Altegrity Inc., 13.00%, 07/01/20	07/14/2014	$138	$49	—%
Bayer US Finance LLC, 3.38%, 10/08/24	10/02/2014	198	208	0.1
Bermuda Government International Bond, 4.14%, 01/03/23	11/19/2012	211	199	—
Bermuda Government International Bond, 4.85%, 02/06/24	07/31/2013	518	526	0.1
CSMC Trust REMIC, 1.05%, 04/15/16	06/02/2014	100	100	—
Caisse d’Amortissement de la Dette Sociale, 1.13%, 01/30/17	01/23/2014	125	126	—
Credit Agricole SA, 4.38%, 03/17/25	03/10/2015	199	202	0.1
Daimler Finance North America LLC, 2.25%, 03/02/20	02/24/2015	250	252	0.1
Dominican Republic International Bond, 7.45%, 04/30/44	11/06/2014	171	169	—
EMD Finance LLC, 2.40%, 03/19/20	03/17/2015	70	71	—
EMD Finance LLC, 3.25%, 03/19/25	03/17/2015	170	172	—
EQTY Mortgage Trust REMIC, 1.02%, 05/08/16	06/09/2014	115	115	—
Electricite de France, 4.88%, 01/22/44	03/27/2014	40	45	—
Enterprise Fleet Financing LLC, 0.87%, 12/20/16	02/12/2014	176	176	—
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22	10/08/2013	61	44	—
First Data Corp., 8.25%, 01/15/21	12/22/2009	275	296	0.1
First Quantum Minerals Ltd., 6.75%, 02/15/20	02/25/2014	101	93	—
First Quantum Minerals Ltd., 7.00%, 02/15/21	02/25/2014	101	93	—
Hilton USA Trust REMIC, 2.66%, 11/05/18	11/25/2013	200	200	—
Indonesia Government International Bond, 4.13%, 01/15/25	01/08/2015	199	205	0.1
Intesa Sanpaolo SpA, 5.02%, 06/26/24	06/20/2014	200	205	0.1
Italy Buoni Poliennali Del Tesoro, 3.50%, 03/01/30	01/22/2015	665	673	0.1
Italy Buoni Poliennali Del Tesoro, 4.75%, 08/01/23	01/06/2015	444	416	0.1
Medtronic Inc., 2.50%, 03/15/20	12/02/2014	125	128	—
Medtronic Inc., 3.50%, 03/15/25	12/02/2014	500	528	0.1
Medtronic Inc., 4.63%, 03/15/45	12/02/2014	40	45	—
NBCUniversal Enterprise Inc., 1.97%, 04/15/19	03/21/2013	101	101	—
Niagara Mohawk Power Corp., 3.51%, 10/01/24	09/23/2014	40	42	—
Niagara Mohawk Power Corp., 4.28%, 10/01/34	09/23/2014	20	22	—
Petroleos Mexicanos, 5.63%, 01/23/46	01/15/2015	377	387	0.1
Republic of Ghana, 8.13%, 01/18/26	11/07/2014	199	190	—
Roche Holdings Inc., 3.35%, 09/30/24	02/20/2015	208	210	0.1
Sberbank of Russia - GDR	09/20/2012	622	221	0.1
Scentre Group Trust, 3.50%, 02/12/25	11/07/2014	104	107	—
Slovenia Government International Bond, 5.85%, 05/10/23	05/03/2013	248	296	0.1
Spain Government Bond, 2.75%, 10/31/24	06/13/2014	1,829	1,681	0.4
Spain Government Bond, 5.15%, 10/31/44	08/28/2014	2,942	3,046	0.6
Spain Government Bond, 5.40%, 01/31/23	02/21/2013	1,141	1,001	0.2
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	100	100	—
Trade MAPS 1 Ltd., 0.88%, 12/10/16	01/07/2014	125	125	—
Trade MAPS 1 Ltd., 1.42%, 12/10/16	01/07/2014	100	100	—
Transportadora de Gas del Peru SA, 4.25%, 04/30/28	04/24/2013	200	199	—
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20	10/15/2012	206	208	0.1
Verizon Communications Inc., 4.27%, 01/15/36	03/17/2015	391	389	0.1
Verizon Communications Inc., 4.52%, 09/15/48	03/23/2015	189	190	—
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19	11/13/2014	200	204	0.1
WEA Finance LLC, 2.70%, 09/17/19	09/11/2014	200	202	—
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	199	207	0.1
WFLD Mortgage Trust, 3.88%, 08/10/31	08/08/2014	31	32	—
		$15,164	$14,596	3.0%

JNL/DFA U.S. Core Equity Fund
Casa Lay	01/30/2015	$14	$14	—%
Magnum Hunter Resources Corp.	09/12/2013	—	—	—
Property Development Center	01/30/2015	1	1	—
		$15	$15	—%

JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$31,016	$36,911	3.1%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets

JNL/Franklin Templeton Global Multisector Bond Fund
Calpine Corp., 7.88%, 01/15/23	03/14/2012	$95	$99	—%

JNL/Franklin Templeton Global Multisector Bond Fund (continued)
Hungary Government International Bond, 4.38%, 07/04/17	07/04/2012	$5,934	$5,779	0.3%
Hungary Government International Bond, 5.75%, 06/11/18	06/11/2013	6,554	6,771	0.3
Portugal Obrigacoes do Tesouro OT, 4.95%, 10/25/23	07/14/2014	472	442	—
Portugal Obrigacoes do Tesouro OT, 5.65%, 02/15/24	11/06/2013	1,233	1,160	0.1
		$14,288	$14,251	0.7%

JNL/Franklin Templeton Income Fund
First Data Holdings Inc.	06/27/2014	$6,826	$9,578	0.4%
SuperMedia Inc. Escrow Litigation Trust	03/04/2010	14	—	—
		$6,840	$9,578	0.4%

JNL/Franklin Templeton Mutual Shares Fund
Tribune Co. Litigation Interests	02/22/2013	$—	$—	—%
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	743	—	—
		$743	$—	—%

JNL/Goldman Sachs Core Plus Bond Fund
Federal Home Loan Mortgage Corp. REMIC, 5.93%, 11/15/43	11/27/2013	$216	$310	—%
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association REMIC, 4.83%, 11/25/40	09/28/2012	—	721	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.76%, 05/17/32	01/08/2003	28	5	—
Government National Mortgage Association REMIC, 6.53%, 08/16/43	11/14/2013	177	244	—
Greywolf CLO V Ltd., 1.87%, 04/25/27	03/19/2015	3,500	3,500	0.3
Greywolf CLO V Ltd., 2.67%, 04/25/27	03/19/2015	745	745	0.1
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40)	09/22/2010	5,184	3,737	0.4
Home Interior Gift Inc.	02/22/2006	184	—	—
Macquarie Bank Ltd., 6.63%, 04/07/21	10/27/2014	1,805	1,857	0.2
Penske Truck Leasing Co. LP, 3.05%, 01/09/20	02/03/2015	2,448	2,440	0.2
Sappi Papier Holding GmbH, 7.75%, 07/15/17	01/01/2015	1,265	1,302	0.1
Spain Government Bond, 0.50%, 10/31/17	12/16/2014	1,989	1,745	0.2
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	11/28/2007	799	231	—
Verizon Communications Inc., 4.67%, 03/15/55	03/17/2015	1,022	1,002	0.1
Ymobile Corp., 8.25%, 04/01/18	10/15/2014	338	338	—
		$19,684	$18,177	1.7%

JNL/Goldman Sachs Emerging Markets Debt Fund
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24)	08/12/2011	$1,050	$800	0.1%
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20)	07/26/2011	2,915	2,243	0.4
Digicel Ltd., 7.00%, 02/15/20	12/18/2013	202	204	—
Transportadora de Gas del Sur SA, 9.63%, 05/14/20	02/20/2014	5	6	—
Trust F/1401, 6.95%, 01/30/44	01/24/2014	272	322	0.1
		$4,444	$3,575	0.6%

JNL/Ivy Asset Strategy Fund
Aston Martin Holdings UK Ltd., 10.25%, 07/15/18	01/24/2014	$12,752	$12,597	0.4%
Delta Topco Ltd.	01/23/2012	30,886	33,174	1.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	55,201	54,676	1.9
Legend Pictures LLC	12/18/2012	27,470	26,862	0.9
Legendary Pictures Funding LLC, 8.00%, 03/15/18	03/13/2013	28,500	28,466	1.0
Media Group Holdings LLC	06/21/2013	68,605	60,218	2.0
		$223,414	$215,993	7.3%

JNL/JPMorgan U.S. Government & Quality Bond Fund
IndyMac Seconds Asset Backed Trust REMIC, 0.43%, 06/25/36	05/22/2006	$799	$183	—%
SACO I Inc. REMIC, 0.43%, 06/25/36	05/30/2006	185	302	—
		$984	$485	—%

JNL/Morgan Stanley Mid Cap Growth Fund
Airbnb Inc.	04/16/2014	$1,699	$2,104	0.9%
Dropbox Inc.	01/30/2014	483	481	0.2
Dropbox Inc.- Series A-1	05/02/2012	40	85	—
Flipkart	01/07/2013	245	1,397	0.6
Palantir Technologies Inc.- Series H	10/28/2013	79	200	0.1
Palantir Technologies Inc.- Series H1	10/28/2013	79	200	0.1
Palantir Technologies Inc.	07/20/2012	16	46	—
SurveyMonkey Inc.	11/26/2014	$679	$672	0.3%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
		$3,320	$5,185	2.2%

JNL/PIMCO Real Return Fund
BellSouth Corp., 4.18%, 04/26/21	04/17/2014	$18,573	$18,032	1.0%
France Government Inflation Indexed Bond, 0.70%, 07/25/30	01/25/2015	971	916	—
Spain Government Inflation Indexed Bond, 1.00%, 11/30/30	03/25/2015	2,824	2,800	0.2
		$22,368	$21,748	1.2%

JNL/PIMCO Total Return Bond Fund
BPCE SA, callable at 100 beginning 09/30/19	11/21/2014	$7,502	$7,557	0.2%
Blackstone CQP Holdco LP, 9.30%, 03/31/19	06/26/2014	2,235	2,273	—
General Electric Capital Corp., 3.80%, 06/18/19	07/09/2013	3,766	3,960	0.1
Woolworths Ltd., 2.55%, 09/22/15	07/30/2014	5,045	5,044	0.1
		$18,548	$18,834	0.4%

JNL/PPM America High Yield Bond Fund
American Airlines Pass-Through Trust, 5.60%, 07/15/20	11/22/2013	$9,597	$10,017	0.4%
CenturyLink Inc., 5.63%, 04/01/25	03/21/2015	2,500	2,509	0.1
Delta Air Lines Inc. Pass-Through Trust, 6.38%, 01/02/16	02/08/2011	1,000	1,031	—
Jack Cooper Holdings Corp., 9.25%, 06/01/20	01/07/2013	2,985	2,959	0.1
Lone Pine Resources Canada Ltd.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc.- Class A	12/05/2014	1,039	—	—
Lone Pine Resources Inc. Escrow	12/05/2014	1,039	—	—
		$19,199	$16,516	0.6%

JNL/T. Rowe Price Established Growth Fund
Airbnb Inc.	04/16/2014	$6,792	$8,410	0.2%
Dropbox Inc.	11/11/2014	8,341	8,306	0.2
Flipkart Ltd.	12/17/2014	6,117	6,691	0.1
Flipkart Ltd.	03/20/2015	1,278	1,469	—
Flipkart Ltd.	03/20/2015	1,141	1,311	—
Flipkart Ltd.	03/20/2015	688	790	—
Flipkart Ltd.	03/20/2015	389	447	—
LivingSocial- Series F	11/18/2011	1,185	40	—
		$25,931	$27,464	0.5%

JNL/T. Rowe Price Mid-Cap Growth Fund
Atlassian Corp.	04/10/2014	$1,628	$1,933	0.1%
Atlassian Corp.- Class A	04/10/2014	1,246	1,480	—
Atlassian Corp.	04/10/2014	1,204	1,430	—
Atlassian Corp.	04/10/2014	608	722	—
Atlassian Corp.- Class A	04/10/2014	346	411	—
Atlassian Corp.- Class A	04/10/2014	239	283	—
Dropbox Inc.- Series A-1	05/02/2012	2,339	4,915	0.2
Dropbox Inc.- Series A	05/02/2012	476	1,000	—
Dropbox Inc.	05/02/2012	383	806	—
LivingSocial	04/01/2011	4,061	173	—
WeWork Co.	12/10/2014	2,591	2,591	0.1
WeWork Co.	12/10/2014	2,036	2,036	0.1
WeWork Co.	12/10/2014	521	521	—
		$17,678	$18,301	0.5%

Security Valuation - Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management, LLC (“JNAM”) Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

close of the NYSE on each valuation date.  The Securities Lending Cash Collateral Fund LLC, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the Investment Company Act of 1940, as amended, (“1940 Act”), and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation for a long position and ask quotation for a short position or an evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by approved pricing services.  Futures contracts traded on an exchange are generally valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

FASB ASC Topic 820, “Fair Value Measurement” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, term loans that do not meet certain liquidity thresholds, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2015, by valuation level.  For Funds with significant Level 1 and Level 2 investments in common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Investment Companies	$13,201	$—	$—	$13,201
Government and Agency Obligations	—	686	—	686
Short Term Investments	11,609	—	—	11,609
Fund Total	$24,810	$686	$—	$25,496
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$380,821	$188,829	$—	$569,650
Fund Total	$380,821	$188,829	$—	$569,650
JNL/BlackRock Commodity Securities Strategy Fund
Common Stocks	$800,897	$9,459	$—	$810,356
Commodity Indexed Structured Notes	—	58,926	—	58,926
Short Term Investments	80,307	165,989	—	246,296
Fund Total	$881,204	$234,374	$—	$1,115,578
JNL/BlackRock Global Allocation Fund
Common Stocks
Consumer Discretionary	$79,172	$119,695	$1,206	$200,073
Consumer Staples	69,575	38,427	—	108,002
Energy	117,137	51,092	—	168,229
Financials	172,580	142,520	—	315,100
Health Care	225,245	68,116	—	293,361
Industrials	127,843	128,742	—	256,585
Information Technology	197,344	56,901	237	254,482
Materials	73,687	79,684	—	153,371
Telecommunication Services	27,215	28,332	—	55,547
Utilities	40,573	19,101	—	59,674
Trust Preferreds	12,718	—	—	12,718
Preferred Stocks	37,699	20,255	25,857	83,811
Rights	42	—	—	42
Warrants	—	302	—	302
Purchased Options	5	50,522	—	50,527
Investment Companies	24,057	—	—	24,057
Corporate Bonds and Notes	—	315,155	6,842	321,997
Government and Agency Obligations	—	484,922	—	484,922
Other Equity Interests	—	—	—	—
Short Term Investments	127,155	826,246	—	953,401
Fund Total	$1,332,047	$2,430,012	$34,142	$3,796,201
JNL/BlackRock Large Cap Select Growth Fund
Common Stocks	$1,257,256	$23,642	$—	$1,280,898
Preferred Stocks	—	—	11,079	11,079
Short Term Investments	39,204	—	—	39,204
Fund Total	$1,296,460	$23,642	$11,079	$1,331,181
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks
Consumer Discretionary	$28,267	$22,095	$—	$50,362
Consumer Staples	13,712	8,532	—	22,244
Energy	28,192	3,844	—	32,036
Financials	50,636	22,961	—	73,597
Health Care	34,532	12,080	—	46,612
Industrials	16,491	27,838	—	44,329
Information Technology	44,127	19,981	—	64,108
Materials	11,902	26,679	—	38,581
Telecommunication Services	—	15,708	—	15,708
Warrants	18	—	—	18
Short Term Investments	21,797	—	—	21,797
Fund Total	$249,674	$159,718	$—	$409,392
JNL/Brookfield Global Infrastructure and MLP Fund
Common Stocks
Australia	$—	$45,180	$—	$45,180
Brazil	4,092	—	—	4,092
Canada	120,758	—	—	120,758
China	—	54,163	—	54,163
France	6,487	51,274	—	57,761

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Brookfield Global Infrastructure and MLP Fund (continued)
Hong Kong	$3,325	$9,597	$—	$12,922
Italy	—	54,332	—	54,332
Japan	—	25,962	—	25,962
Luxembourg	—	24,563	—	24,563
Mexico	3,113	—	—	3,113
Netherlands	—	9,566	—	9,566
Singapore	—	6,293	—	6,293
Spain	—	21,927	—	21,927
Switzerland	—	15,415	—	15,415
United Kingdom	—	114,701	—	114,701
United States of America	658,846	—	—	658,846
Short Term Investments	91,130	—	—	91,130
Fund Total	$887,751	$432,973	$—	$1,320,724
JNL/Capital Guardian Global Balanced Fund
Common Stocks
Consumer Discretionary	$28,250	$24,997	$—	$53,247
Consumer Staples	2,094	11,367	—	13,461
Energy	13,230	4,315	—	17,545
Financials	34,143	28,317	—	62,460
Health Care	28,590	9,458	—	38,048
Industrials	24,518	19,910	—	44,428
Information Technology	22,084	23,774	—	45,858
Materials	5,662	5,163	—	10,825
Telecommunication Services	2,751	18,064	—	20,815
Utilities	2,624	4,252	—	6,876
Preferred Stocks	1,411	1,849	—	3,260
Non-U.S. Government Agency ABS	—	4,966	—	4,966
Corporate Bonds and Notes	—	23,917	—	23,917
Government and Agency Obligations	—	126,743	—	126,743
Short Term Investments	49,160	—	—	49,160
Fund Total	$214,517	$307,092	$—	$521,609
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks
Argentina	$2,341	$—	$—	$2,341
Australia	—	2,881	—	2,881
Brazil	890	—	—	890
Canada	7,575	—	—	7,575
Chile	1,398	—	—	1,398
China	1,477	11,612	—	13,089
Denmark	—	7,820	—	7,820
Finland	—	3,419	—	3,419
France	—	10,941	—	10,941
Germany	—	2,785	—	2,785
Greece	1,332	—	—	1,332
Hong Kong	—	15,375	—	15,375
India	3,488	5,392	—	8,880
Ireland	2,202	—	—	2,202
Japan	—	33,595	—	33,595
Macau	—	1,903	—	1,903
Mexico	5,481	—	—	5,481
Netherlands	3,057	12,560	—	15,617
Norway	—	382	—	382
Russian Federation	2,174	929	—	3,103
Singapore	5,155	3,383	—	8,538
South Africa	—	3,633	—	3,633
South Korea	4,848	4,601	—	9,449
Sweden	—	8,995	—	8,995
Switzerland	2,453	14,328	—	16,781
Taiwan	3,757	—	—	3,757
United Kingdom	—	17,314	—	17,314
United States of America	195,929	—	—	195,929
Preferred Stocks	2,909	1,496	—	4,405
Short Term Investments	33,295	—	—	33,295
Fund Total	$279,761	$163,344	$—	$443,105
JNL/DFA U.S. Core Equity Fund
Common Stocks	$728,895	$—	$—	$728,895
Rights	—	15	—	15
Warrants	—	—	—	—
Short Term Investments	31,814	—	—	31,814
Fund Total	$760,709	$15	$—	$760,724

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,383,894	$—	$—	$1,383,894
Short Term Investments	151,240	—	—	151,240
Fund Total	$1,535,134	$—	$—	$1,535,134
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$3,726	$142,923	$—	$146,649
Short Term Investments	6,163	—	—	6,163
Fund Total	$9,889	$142,923	$—	$152,812
JNL/Eastspring Investments China-India Fund
Common Stocks	$37,270	$383,322	$—	$420,592
Short Term Investments	19,144	—	—	19,144
Fund Total	$56,414	$383,322	$—	$439,736
JNL/Franklin Templeton Global Growth Fund
Common Stocks
Brazil	$7,677	$—	$—	$7,677
Canada	22,603	—	—	22,603
China	9,372	13,590	—	22,962
Denmark	—	6,173	—	6,173
France	—	100,471	—	100,471
Germany	—	71,475	—	71,475
Hong Kong	—	11,202	—	11,202
Ireland	—	18,616	—	18,616
Israel	27,094	—	—	27,094
Italy	—	26,304	—	26,304
Japan	—	34,449	—	34,449
Netherlands	—	76,322	—	76,322
Portugal	—	10,474	—	10,474
Russian Federation	—	11,919	—	11,919
Singapore	—	22,030	—	22,030
South Korea	19,817	36,911	—	56,728
Spain	—	16,722	—	16,722
Sweden	—	22,100	—	22,100
Switzerland	—	46,507	—	46,507
Thailand	—	3,143	—	3,143
Turkey	13,198	—	—	13,198
United Kingdom	11,136	114,400	—	125,536
United States of America	416,658	—	—	416,658
Rights	953	—	—	953
Short Term Investments	97,031	—	—	97,031
Fund Total	$625,539	$642,808	$—	$1,268,347
JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$331,611	$—	$331,611
Government and Agency Obligations	—	1,096,024	—	1,096,024
Common Stocks	—	—	260	260
Preferred Stocks	—	—	579	579
Short Term Investments	291,475	250,756	—	542,231
Fund Total	$291,475	$1,678,391	$839	$1,970,705
JNL/Franklin Templeton Income Fund
Common Stocks	$1,176,581	$48,310	$10,915	$1,235,806
Equity Linked Structured Notes	—	118,377	—	118,377
Preferred Stocks	61,672	13,054	1,317	76,043
Warrants	139	—	—	139
Corporate Bonds and Notes	—	1,106,367	—	1,106,367
Other Equity Interests	—	—	1	1
Short Term Investments	350,765	—	—	350,765
Fund Total	$1,589,157	$1,286,108	$12,233	$2,887,498
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks
Austria	$—	$1,214	$—	$1,214
Belgium	9,619	1,238	—	10,857
Bermuda	12,273	—	—	12,273
Brazil	1,626	—	—	1,626
Canada	31,915	—	—	31,915
China	—	5,329	—	5,329
Denmark	—	5,459	—	5,459
Finland	8,826	17,661	—	26,487
France	18,096	—	—	18,096
Germany	—	9,652	—	9,652
Greece	376	—	—	376
Hong Kong	5,836	8,660	—	14,496
India	—	507	—	507

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton International Small Cap Growth Fund (continued)
Ireland	$22,885	$23,610	$—	$46,495
Italy	1,415	12,782	—	14,197
Japan	—	45,969	—	45,969
Luxembourg	—	1,886	—	1,886
Netherlands	12,092	19,014	—	31,106
Norway	2,191	1,725	—	3,916
Philippines	—	3,314	—	3,314
Singapore	9,679	—	—	9,679
South Korea	—	13,920	—	13,920
Spain	5,033	8,968	—	14,001
Sweden	—	2,817	—	2,817
Switzerland	515	4,663	—	5,178
Taiwan	—	7,000	—	7,000
Thailand	—	650	—	650
United Kingdom	42,648	53,499	—	96,147
United States of America	16,884	—	—	16,884
Preferred Stocks	898	1,531	—	2,429
Rights	851	—	—	851
Investment Companies	2,523	—	—	2,523
Short Term Investments	51,310	—	—	51,310
Fund Total	$257,491	$251,068	$—	$508,559
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$878,398	$166,838	$—	$1,045,236
Preferred Stocks	—	9,383	—	9,383
Corporate Bonds and Notes	—	61,628	—	61,628
Government and Agency Obligations	—	2,811	—	2,811
Other Equity Interests	—	3,773	—	3,773
Short Term Investments	119,184	—	—	119,184
Fund Total	$997,582	$244,433	$—	$1,242,015
JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$1,010,630	$21,617	$—	$1,032,247
Corporate Bonds and Notes	—	5,585	—	5,585
Short Term Investments	165,380	—	—	165,380
Fund Total	$1,176,010	$27,202	$—	$1,203,212
JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$129,754	$—	$129,754
Corporate Bonds and Notes	—	320,899	231	321,130
Government and Agency Obligations	—	683,062	—	683,062
Common Stocks	—	—	—	—
Short Term Investments	65,785	3,701	—	69,486
Fund Total	$65,785	$1,137,416	$231	$1,203,432
JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$149,000	$—	$149,000
Government and Agency Obligations	—	339,104	—	339,104
Credit Linked Structured Notes	—	66,728	—	66,728
Common Stocks	—	—	28	28
Short Term Investments	16,684	9,985	—	26,669
Fund Total	$16,684	$564,817	$28	$581,529
JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$1,252,732	$—	$—	$1,252,732
Short Term Investments	42,049	—	—	42,049
Fund Total	$1,294,781	$—	$—	$1,294,781
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$443,585	$—	$—	$443,585
Short Term Investments	8,630	—	—	8,630
Fund Total	$452,215	$—	$—	$452,215
JNL/Invesco Global Real Estate Fund
Common Stocks
Australia	$—	$128,013	$—	$128,013
Canada	58,637	—	—	58,637
China	—	4,584	—	4,584
Finland	—	6,693	—	6,693
France	8,038	70,136	—	78,174
Germany	—	54,826	—	54,826
Hong Kong	24,727	135,857	—	160,584
Japan	5,356	252,910	—	258,266
Malta	—	—	—	—
Netherlands	—	13,050	—	13,050
Singapore	—	64,717	—	64,717
Sweden	—	27,913	—	27,913

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco Global Real Estate Fund (continued)
Switzerland	$—	$20,175	$—	$20,175
United Kingdom	21,746	111,599	—	133,345
United States of America	1,143,331	—	—	1,143,331
Short Term Investments	129,584	—	—	129,584
Fund Total	$1,391,419	$890,473	$—	$2,281,892
JNL/Invesco International Growth Fund
Common Stocks	$337,218	$1,111,018	$—	$1,448,236
Short Term Investments	177,237	—	—	177,237
Fund Total	$514,455	$1,111,018	$—	$1,625,473
JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,122,142	$—	$—	$1,122,142
Short Term Investments	19,482	—	—	19,482
Fund Total	$1,141,624	$—	$—	$1,141,624
JNL/Invesco Mid Cap Value Fund
Common Stocks	$566,150	$9,435	$—	$575,585
Short Term Investments	29,816	—	—	29,816
Fund Total	$595,966	$9,435	$—	$605,401
JNL/Invesco Small Cap Growth Fund
Common Stocks	$1,014,170	$—	$—	$1,014,170
Short Term Investments	82,016	—	—	82,016
Fund Total	$1,096,186	$—	$—	$1,096,186
JNL/Ivy Asset Strategy Fund
Common Stocks	$1,675,454	$584,493	$120,254	$2,380,201
Preferred Stocks	—	3,146	—	3,146
Purchased Options	196	2,322	—	2,518
Corporate Bonds and Notes	—	12,597	83,142	95,739
Precious Metals	196,794	—	—	196,794
Short Term Investments	82,878	196,973	—	279,851
Fund Total	$1,955,322	$799,531	$203,396	$2,958,249
JNL/JPMorgan International Value Fund
Common Stocks	$15,982	$636,105	$—	$652,087
Preferred Stocks	—	8,347	—	8,347
Rights	99	—	—	99
Short Term Investments	53,780	—	—	53,780
Fund Total	$69,861	$644,452	$—	$714,313
JNL/JPMorgan MidCap Growth Fund
Common Stocks	$1,360,324	$—	$—	$1,360,324
Short Term Investments	124,198	—	—	124,198
Fund Total	$1,484,522	$—	$—	$1,484,522
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$53,782	$	$53,782
Corporate Bonds and Notes	—	48,956	—	48,956
Government and Agency Obligations	—	1,224,214	—	1,224,214
Short Term Investments	100,746	—	—	100,746
Fund Total	$100,746	$1,326,952	$—	$1,427,698
JNL/Lazard Emerging Markets Fund
Common Stocks
Argentina	$14,748	$—	$—	$14,748
Brazil	153,696	—	—	153,696
China	99,648	118,885	—	218,533
Colombia	6,465	—	—	6,465
Egypt	—	16,555	—	16,555
Hong Kong	—	4,071	—	4,071
Hungary	—	15,885	—	15,885
India	32,841	92,798	—	125,639
Indonesia	24,044	61,340	—	85,384
Macau	—	12,002	—	12,002
Mexico	25,626	—	—	25,626
Pakistan	13,723	—	—	13,723
Peru	2,911	—	—	2,911
Philippines	20,388	—	—	20,388
Poland	—	2,347	—	2,347
Russian Federation	30,436	65,771	—	96,207
South Africa	—	93,164	—	93,164
South Korea	32,860	133,713	—	166,573
Sweden	—	3,472	—	3,472
Taiwan	41,238	39,087	—	80,325
Thailand	—	26,184	—	26,184
Turkey	8,044	56,892	—	64,936
United Kingdom	—	7,815	—	7,815

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Lazard Emerging Markets Fund (continued)
United States of America	$2,386	$—	$—	$2,386
Preferred Stocks	1,047	—	—	1,047
Short Term Investments	44,478	—	—	44,478
Fund Total	$554,579	$749,981	$—	$1,304,560
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	$146,755	$732,169	$1,953	$880,877
Preferred Stocks	36,728	7,877	—	44,605
Rights	—	19	—	19
Corporate Bonds and Notes	—	—	67	67
Short Term Investments	32,945	810	—	33,755
Fund Total	$216,428	$740,875	$2,020	$959,323
JNL/Mellon Capital European 30 Fund
Common Stocks	$8,821	$290,901	$—	$299,722
Preferred Stocks	—	23,478	—	23,478
Short Term Investments	3,906	—	—	3,906
Fund Total	$12,727	$314,379	$—	$327,106
JNL/Mellon Capital Pacific Rim 30 Fund
Common Stocks	$15,056	$132,012	$—	$147,068
Investment Companies	4,075	—	—	4,075
Short Term Investments	20,975	—	—	20,975
Fund Total	$40,106	$132,012	$—	$172,118
JNL/Mellon Capital S&P 500 Index Fund
Common Stocks	$4,267,702	$—	$—	$4,267,702
Short Term Investments	70,315	177,454	—	247,769
Fund Total	$4,338,017	$177,454	$—	$4,515,471
JNL/Mellon Capital S&P 400 MidCap Index Fund
Common Stocks	$2,006,576	$—	$—	$2,006,576
Short Term Investments	202,302	2,719	—	205,021
Fund Total	$2,208,878	$2,719	$—	$2,211,597
JNL/Mellon Capital Small Cap Index Fund
Common Stocks	$1,901,087	$154	$—	$1,901,241
Rights	—	74	—	74
Warrants	—	—	—	—
Other Equity Interests	—	—	—	—
Short Term Investments	241,051	915	—	241,966
Fund Total	$2,142,138	$1,143	$—	$2,143,281
JNL/Mellon Capital International Index Fund
Common Stocks	$27,015	$2,259,688	$—	$2,286,703
Preferred Stocks	—	19,025	—	19,025
Rights	430	—	—	430
Other Equity Interests	—	—	—	—
Short Term Investments	196,894	1,404	—	198,298
Fund Total	$224,339	$2,280,117	$—	$2,504,456
JNL/Mellon Capital Bond Index Fund
Non-U.S. Government Agency ABS	$—	$22,447	$—	$22,447
Corporate Bonds and Notes	—	250,387	—	250,387
Government and Agency Obligations	—	691,050	—	691,050
Short Term Investments	51,408	—	—	51,408
Fund Total	$51,408	$963,884	$—	$1,015,292
JNL/Mellon Capital Global Alpha Fund
Purchased Options	$3,528	$—	$—	$3,528
Short Term Investments	7,465	36,065	—	43,530
Fund Total	$10,993	$36,065	$—	$47,058
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$113,209	$—	$—	$113,209
Short Term Investments	5,206	—	—	5,206
Fund Total	$118,415	$—	$—	$118,415
JNL/Mellon Capital Utilities Sector Fund
Common Stocks	$47,673	$—	$—	$47,673
Short Term Investments	931	—	—	931
Fund Total	$48,604	$—	$—	$48,604
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$215,253	$—	$2,469	$217,722
Preferred Stocks	—	—	2,716	2,716
Purchased Options	—	122	—	122
Short Term Investments	40,425	—	—	40,425
Fund Total	$255,678	$122	$5,185	$260,985

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$165,432	$—	$165,432
Corporate Bonds and Notes	—	214,003	—	214,003
Government and Agency Obligations	—	429,244	—	429,244
Investment Companies	73,271	—	—	73,271
Variable Rate Senior Loan Interests	—	87,719	—	87,719
Short Term Investments	33,683	—	—	33,683
Fund Total	$106,954	$896,398	$—	$1,003,352
JNL/Oppenheimer Global Growth Fund
Common Stocks
Brazil	$35,867	$—	$—	$35,867
Cayman Islands	1,304	—	—	1,304
China	7,667	—	—	7,667
Denmark	—	5,573	—	5,573
France	—	67,348	—	67,348
Germany	—	108,405	—	108,405
India	20,617	22,333	—	42,950
Italy	913	19,373	—	20,286
Japan	—	155,404	—	155,404
Mexico	10,162	—	—	10,162
Netherlands	—	29,131	—	29,131
Russian Federation	—	3,787	—	3,787
Spain	—	47,546	—	47,546
Sweden	—	55,203	—	55,203
Switzerland	—	67,693	—	67,693
United Kingdom	1,996	38,387	—	40,383
United States of America	604,464	—	—	604,464
Preferred Stocks	368	26,625	—	26,993
Rights	225	—	—	225
Short Term Investments	70,680	—	—	70,680
Fund Total	$754,263	$646,808	$—	$1,401,071
JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$167,434	$—	$167,434
Corporate Bonds and Notes	—	125,173	—	125,173
Government and Agency Obligations	—	2,193,452	—	2,193,452
Preferred Stocks	612	—	—	612
Purchased Options	—	1,630	—	1,630
Other Equity Interests	—	14	—	14
Short Term Investments	6,829	140,682	—	147,511
Fund Total	$7,441	$2,628,385	$—	$2,635,826
JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$633,328	$—	$633,328
Corporate Bonds and Notes	—	980,719	2,273	982,992
Government and Agency Obligations	—	3,380,080	—	3,380,080
Preferred Stocks	6,115	—	—	6,115
Purchased Options	—	2,102	—	2,102
Trust Preferreds	19,425	—	—	19,425
Other Equity Interests	—	—	—	—
Short Term Investments	38,624	500,679	—	539,303
Fund Total	$64,164	$5,496,908	$2,273	$5,563,345
JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$66,875	$—	$66,875
Variable Rate Senior Loan Interests	—	1,353,052	32,266	1,385,318
Short Term Investments	73,417	—	—	73,417
Fund Total	$73,417	$1,419,927	$32,266	$1,525,610
JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$26,203	$—	$26,203
Corporate Bonds and Notes	—	2,327,439	38,962	2,366,401
Government and Agency Obligations	—	27,396	—	27,396
Common Stocks	189,107	—	772	189,879
Preferred Stocks	35,113	1,036	—	36,149
Investment Companies	47,904	—	—	47,904
Other Equity Interests	—	16,907	—	16,907
Short Term Investments	319,358	—	—	319,358
Fund Total	$591,482	$2,398,981	$39,734	$3,030,197
JNL/PPM America Mid Cap Value Fund
Common Stocks	$370,747	$—	$—	$370,747
Short Term Investments	10,747	—	—	10,747
Fund Total	$381,494	$—	$—	$381,494

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Small Cap Value Fund
Common Stocks	$312,850	$—	$—	$312,850
Short Term Investments	12,745	—	—	12,745
Fund Total	$325,595	$—	$—	$325,595
JNL/PPM America Value Equity Fund
Common Stocks	$198,490	$—	$—	$198,490
Short Term Investments	8,240	—	—	8,240
Fund Total	$206,730	$—	$—	$206,730
JNL/Red Rocks Listed Private Equity Fund
Common Stocks
Diversified	$11,516	$95,313	$—	$106,829
Financials	445,318	235,212	—	680,530
Industrials	26,695	9,132	—	35,827
Short Term Investments	18,468	—	—	18,468
Fund Total	$501,997	$339,657	$—	$841,654
JNL/S&P Competitive Advantage Fund
Common Stocks	$2,907,749	$—	$—	$2,907,749
Short Term Investments	43,845	65,000	—	108,845
Fund Total	$2,951,594	$65,000	$—	$3,016,594
JNL/S&P Dividend Income & Growth Fund
Common Stocks	$4,417,787	$—	$—	$4,417,787
Short Term Investments	14,706	110,000	—	124,706
Fund Total	$4,432,493	$110,000	$—	$4,542,493
JNL/S&P International 5 Fund
Common Stocks	$15,857	$135,776	$—	$151,633
Rights	15	—	—	15
Short Term Investments	738	—	—	738
Fund Total	$16,610	$135,776	$—	$152,386
JNL/S&P Intrinsic Value Fund
Common Stocks	$2,714,417	$—	$—	$2,714,417
Short Term Investments	120,464	—	—	120,464
Fund Total	$2,834,881	$—	$—	$2,834,881
JNL/S&P Mid 3 Fund
Common Stocks	$429,827	$—	$—	$429,827
Short Term Investments	8,234	—	—	8,234
Fund Total	$438,061	$—	$—	$438,061
JNL/S&P Total Yield Fund
Common Stocks	$2,036,664	$—	$—	$2,036,664
Short Term Investments	57,004	—	—	57,004
Fund Total	$2,093,668	$—	$—	$2,093,668
JNL/Scout Unconstrained Bond Fund
Non-U.S. Government Agency ABS	$—	$44,058	$—	$44,058
Corporate Bonds and Notes	—	257,741	—	257,741
Government and Agency Obligations	—	341,607	—	341,607
Short Term Investments	67,625	—	—	67,625
Fund Total	$67,625	$643,406	$—	$711,031
JNL/T. Rowe Price Established Growth Fund
Common Stocks	$5,226,185	$76,755	$—	$5,302,940
Preferred Stocks	—	—	27,464	27,464
Short Term Investments	254,607	—	—	254,607
Fund Total	$5,480,792	$76,755	$27,464	$5,585,011
JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$3,132,611	$—	$6,156	$3,138,767
Preferred Stocks	—	—	12,145	12,145
Short Term Investments	313,148	—	—	313,148
Fund Total	$3,445,759	$—	$18,301	$3,464,060
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$475,709	$—	$475,709
Corporate Bonds and Notes	—	814,730	—	814,730
Government and Agency Obligations	—	428,397	—	428,397
Short Term Investments	47,377	—	—	47,377
Fund Total	$47,377	$1,718,836	$—	$1,766,213
JNL/T. Rowe Price Value Fund
Common Stocks	$3,490,870	$53,213	$—	$3,544,083
Corporate Bonds and Notes	—	6,565	—	6,565
Short Term Investments	89,519	—	—	89,519
Fund Total	$3,580,389	$59,778	$—	$3,640,167

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/WMC Balanced Fund
Common Stocks	$2,905,833	$—	$—	$2,905,833
Non-U.S. Government Agency ABS	—	97,067	1,871	98,938
Corporate Bonds and Notes	—	470,806	—	470,806
Government and Agency Obligations	—	1,044,049	—	1,044,049
Short Term Investments	438,256	36,097	—	474,353
Fund Total	$3,344,089	$1,648,019	$1,871	$4,993,979
JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$213,976	$—	$213,976
Government and Agency Obligations	—	161,351	—	161,351
Short Term Investments	—	670,379	—	670,379
Fund Total	$—	$1,045,706	$—	$1,045,706
JNL/WMC Value Fund
Common Stocks	$1,777,750	$23,025	$—	$1,800,775
Short Term Investments	20,696	—	—	20,696
Fund Total	$1,798,446	$23,025	$—	$1,821,471

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/BlackRock Global Allocation Fund
Common Stocks	$(9,409)	$—	$—	$(9,409)
Fund Total	$(9,409)	$—	$—	$(9,409)
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$(125,473)	$(37,300)	$—	$(162,773)
Fund Total	$(125,473)	$(37,300)	$—	$(162,773)
JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(83,384)	$—	$—	$(83,384)
Fund Total	$(83,384)	$—	$—	$(83,384)
JNL/Mellon Capital Bond Index Fund
Government and Agency Obligations	$—	$(4,358)	$—	$(4,358)
Fund Total	$—	$(4,358)	$—	$(4,358)
JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(108,569)	$—	$(108,569)
Fund Total	$—	$(108,569)	$—	$(108,569)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Futures Contracts	$51	$—	$—	$51
Open Forward Foreign Currency Contracts	—	62	—	62
Fund Total	$51	$62	$—	$113
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$18,029	$—	$—	$18,029
Open Forward Foreign Currency Contracts	—	8,372	—	8,372
OTC Total Return Swap Agreements	—	1,408	—	1,408
Fund Total	$18,029	$9,780	$—	$27,809
JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$178	$—	$—	$178
Open Forward Foreign Currency Contracts	—	8,027	—	8,027
OTC Interest Rate Swap Agreements	—	37	—	37
Centrally Cleared Interest Rate Swap Agreements	—	2,075	—	2,075
Centrally Cleared Credit Default Swap Agreements	—	266	—	266
OTC Total Return Swap Agreements	—	740	—	740
Fund Total	$178	$11,145	$—	$11,323
JNL/Boston Partners Global Long Short Equity Fund
Contracts for Difference	$—	$537	$—	$537
Fund Total	$—	$537	$—	$537
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$405	$—	$405
Fund Total	$—	$405	$—	$405
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$166,148	$—	$166,148
Centrally Cleared Interest Rate Swap Agreements	—	1,160	—	1,160
Fund Total	$—	$167,306	$—	$167,306
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$8,044	$—	$8,044
Fund Total	$—	$8,044	$—	$8,044

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$498	$—	$—	$498
Open Forward Foreign Currency Contracts	—	2,780	—	2,780
OTC Interest Rate Swap Agreements	—	594	—	594
Centrally Cleared Interest Rate Swap Agreements	—	2,084	—	2,084
OTC Credit Default Swap Agreements	—	5	—	5
Centrally Cleared Credit Default Swap Agreements	—	66	—	66
Fund Total	$498	$5,529	$—	$6,027
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$7	$—	$—	$7
Open Forward Foreign Currency Contracts	—	6,172	—	6,172
OTC Interest Rate Swap Agreements	—	4,672	—	4,672
Centrally Cleared Interest Rate Swap Agreements	—	826	—	826
OTC Credit Default Swap Agreements	—	6	—	6
Fund Total	$7	$11,676	$—	$11,683
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$1	$—	$1
Fund Total	$—	$1	$—	$1
JNL/Invesco International Growth Fund
Open Forward Foreign Currency Contracts	$—	$7	$—	$7
Fund Total	$—	$7	$—	$7
JNL/Ivy Asset Strategy Fund
Open Futures Contracts	$496	$—	$—	$496
Open Forward Foreign Currency Contracts	—	31	—	31
Fund Total	$496	$31	$—	$527
JNL/JPMorgan International Value Fund
Open Futures Contracts	$74	$—	$—	$74
Open Forward Foreign Currency Contracts	—	3,227	—	3,227
Fund Total	$74	$3,227	$—	$3,301
JNL/Mellon Capital Emerging Markets Index Fund
Open Futures Contracts	$760	$—	$—	$760
Fund Total	$760	$—	$—	$760
JNL/Mellon Capital Pacific Rim 30 Fund
Open Forward Foreign Currency Contracts	$—	$4	$—	$4
Fund Total	$—	$4	$—	$4
JNL/Mellon Capital S&P 400 MidCap Index Fund
Open Futures Contracts	$95	$—	$—	$95
Fund Total	$95	$—	$—	$95
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$81	$—	$—	$81
Open Forward Foreign Currency Contracts	—	326	—	326
Fund Total	$81	$326	$—	$407
JNL/Mellon Capital Global Alpha Fund
Open Futures Contracts	$418	$—	$—	$418
Open Forward Foreign Currency Contracts	—	444	—	444
Fund Total	$418	$444	$—	$862
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$1,476	$—	$—	$1,476
Centrally Cleared Credit Default Swap Agreements	—	652	—	652
Fund Total	$1,476	$652	$—	$2,128
JNL/PIMCO Real Return Fund
Exchange Traded Futures Options	$105	$—	$—	$105
Open Forward Foreign Currency Contracts	—	26,817	—	26,817
OTC Interest Rate Swap Agreements	—	3,073	—	3,073
Centrally Cleared Interest Rate Swap Agreements	—	841	—	841
OTC Credit Default Swap Agreements	—	309	—	309
Centrally Cleared Credit Default Swap Agreements	—	31	—	31
Fund Total	$105	$31,071	$—	$31,176
JNL/PIMCO Total Return Bond Fund
Exchange Traded Futures Options	$90	$—	$—	$90
Open Futures Contracts	8,736	—	—	8,736
Open Forward Foreign Currency Contracts	—	114,762	—	114,762
OTC Interest Rate Swap Agreements	—	154	—	154
Centrally Cleared Interest Rate Swap Agreements	—	1,066	—	1,066
OTC Credit Default Swap Agreements	—	886	—	886
Fund Total	$8,826	$116,868	$—	$125,694
JNL/Scout Unconstrained Bond Fund
Open Forward Foreign Currency Contracts	$—	$16,579	$—	$16,579
Fund Total	$—	$16,579	$—	$16,579

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Short-Term Bond Fund
Open Forward Foreign Currency Contracts	$—	$256	$—	$256
Fund Total	$—	$256	$—	$256

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Open Futures Contracts	$(11)	$—	$—	$(11)
Open Forward Foreign Currency Contracts	—	(66)	—	(66)
OTC Total Return Swap Agreements	—	(1)	—	(1)
Fund Total	$(11)	$(67)	$—	$(78)
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(2,823)	$—	$—	$(2,823)
Open Forward Foreign Currency Contracts	—	(4,873)	—	(4,873)
OTC Total Return Swap Agreements	—	(700)	—	(700)
Fund Total	$(2,823)	$(5,573)	$—	$(8,396)
JNL/BlackRock Global Allocation Fund
Written Options	$—	$(16,326)	$—	$(16,326)
Open Futures Contracts	(894)	—	—	(894)
Open Forward Foreign Currency Contracts	—	(1,799)	—	(1,799)
Centrally Cleared Interest Rate Swap Agreements	—	(2,229)	—	(2,229)
Cross-Currency Swap Agreements	—	(21)	—	(21)
Centrally Cleared Credit Default Swap Agreements	—	(49)	—	(49)
OTC Total Return Swap Agreements	—	(2)	—	(2)
Fund Total	$(894)	$(20,426)	$—	$(21,320)
JNL/Boston Partners Global Long Short Equity Fund
Contracts for Difference	$—	$(438)	$—	$(438)
Written Options	(496)	—	—	(496)
Open Forward Foreign Currency Contracts	—	(3)	—	(3)
Fund Total	$(496)	$(441)	$—	$(937)
JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(385)	$—	$(385)
Fund Total	$—	$(385)	$—	$(385)
JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(38,229)	$—	$(38,229)
OTC Interest Rate Swap Agreements	—	(18,410)	—	(18,410)
Centrally Cleared Interest Rate Swap Agreements	—	(6,012)	—	(6,012)
Fund Total	$—	$(62,651)	$—	$(62,651)
JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$(228)	$—	$(228)
Fund Total	$—	$(228)	$—	$(228)
JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,259)	$—	$—	$(1,259)
Open Forward Foreign Currency Contracts	—	(1,812)	—	(1,812)
OTC Interest Rate Swap Agreements	—	(1,544)	—	(1,544)
Centrally Cleared Interest Rate Swap Agreements	—	(3,177)	—	(3,177)
OTC Credit Default Swap Agreements	—	(123)	—	(123)
Fund Total	$(1,259)	$(6,656)	$—	$(7,915)
JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(460)	$—	$—	$(460)
Open Forward Foreign Currency Contracts	—	(4,195)	—	(4,195)
OTC Interest Rate Swap Agreements	—	(5,980)	—	(5,980)
Centrally Cleared Interest Rate Swap Agreements	—	(635)	—	(635)
Cross-Currency Swap Agreements	—	(2,385)	—	(2,385)
OTC Credit Default Swap Agreements	—	(184)	—	(184)
Fund Total	$(460)	$(13,379)	$—	$(13,839)
JNL/Invesco Global Real Estate Fund
Open Forward Foreign Currency Contracts	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)
JNL/Invesco International Growth Fund
Open Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)
JNL/Invesco Mid Cap Value Fund
Open Forward Foreign Currency Contracts	$—	$(42)	$—	$(42)
Fund Total	$—	$(42)	$—	$(42)
JNL/Ivy Asset Strategy Fund
Written Options	$—	$(1,903)	$—	$(1,903)
Open Forward Foreign Currency Contracts	—	(1,014)	—	(1,014)
Fund Total	$—	$(2,917)	$—	$(2,917)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/JPMorgan International Value Fund
Open Futures Contracts	$(17)	$—	$—	$(17)
Open Forward Foreign Currency Contracts	—	(3,026)	—	(3,026)
Fund Total	$(17)	$(3,026)	$—	$(3,043)
JNL/Mellon Capital European 30 Fund
Open Forward Foreign Currency Contracts	$—	$(2)	$—	$(2)
Fund Total	$—	$(2)	$—	$(2)
JNL/Mellon Capital Pacific Rim 30 Fund
Open Forward Foreign Currency Contracts	$—	$(1)	$—	$(1)
Fund Total	$—	$(1)	$—	$(1)
JNL/Mellon Capital S&P 500 Index Fund
Open Futures Contracts	$(468)	$—	$—	$(468)
Fund Total	$(468)	$—	$—	$(468)
JNL/Mellon Capital Small Cap Index Fund
Open Futures Contracts	$(204)	$—	$—	$(204)
Fund Total	$(204)	$—	$—	$(204)
JNL/Mellon Capital International Index Fund
Open Futures Contracts	$(59)	$—	$—	$(59)
Open Forward Foreign Currency Contracts	—	(140)	—	(140)
Fund Total	$(59)	$(140)	$—	$(199)
JNL/Mellon Capital Global Alpha Fund
Exchange Traded Futures Options	$(406)	$—	$—	$(406)
Open Futures Contracts	(416)	—	—	(416)
Open Forward Foreign Currency Contracts	—	(285)	—	(285)
Fund Total	$(822)	$(285)	$—	$(1,107)
JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(3,946)	$—	$—	$(3,946)
Fund Total	$(3,946)	$—	$—	$(3,946)
JNL/PIMCO Real Return Fund
Written Options	$—	$(4,463)	$—	$(4,463)
Open Futures Contracts	(2,061)	—	—	(2,061)
Open Forward Foreign Currency Contracts	—	(6,271)	—	(6,271)
OTC Interest Rate Swap Agreements	—	(11,499)	—	(11,499)
Centrally Cleared Interest Rate Swap Agreements	—	(3,083)	—	(3,083)
Volatility Swaps	—	(24)	—	(24)
OTC Credit Default Swap Agreements	—	(340)	—	(340)
Fund Total	$(2,061)	$(25,680)	$—	$(27,741)
JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(3,046)	$—	$(3,046)
Open Futures Contracts	(4,277)	—	—	(4,277)
Open Forward Foreign Currency Contracts	—	(39,295)	—	(39,295)
Centrally Cleared Interest Rate Swap Agreements	—	(36,280)	—	(36,280)
OTC Credit Default Swap Agreements	—	(3,663)	—	(3,663)
Fund Total	$(4,277)	$(82,284)	$—	$(86,561)
JNL/PPM America Floating Rate Income Fund
Open Futures Contracts	$(160)	$—	$—	$(160)
Fund Total	$(160)	$—	$—	$(160)
JNL/PPM America High Yield Bond Fund
Open Futures Contracts	$(2,792)	$—	$—	$(2,792)
Fund Total	$(2,792)	$—	$—	$(2,792)
JNL/Scout Unconstrained Bond Fund
Open Futures Contracts	$(3,651)	$—	$—	$(3,651)
Open Forward Foreign Currency Contracts	—	(22,552)	—	(22,552)
Fund Total	$(3,651)	$(22,552)	$—	$(26,203)
JNL/T. Rowe Price Short-Term Bond Fund
Open Futures Contracts	$(70)	$—	$—	$(70)
Open Forward Foreign Currency Contracts	—	(80)	—	(80)
Fund Total	$(70)	$(80)	$—	$(150)
JNL/WMC Balanced Fund
Open Futures Contracts	$(1,619)	$—	$—	$(1,619)
Fund Total	$(1,619)	$—	$—	$(1,619)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes.  The following table summarizes significant transfers   between Level 1 and Level 2 valuations for the period ended March 31, 2015:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers related to the application of statistical fair value pricing including changes between closing and evaluated pricing
JNL/Boston Partners Global Long Short Equity Fund
Common Stocks	$5,955	$6,717
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	1,578	2,276
JNL/Eastspring Investments China India Fund
Common Stocks	15,149	18,657
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	47,719	29,909
JNL/Invesco Global Real Estate Fund
Common Stocks	47,180	53,102
JNL/Invesco International Growth Fund
Common Stocks	44,921	21,208
JNL/Lazard Emerging Markets Fund
Common Stocks	40,721	47,122
JNL/Mellon Capital Emerging Markets Index Fund
Common Stocks	21,813	13,649
JNL/Oppenheimer Global Growth Fund
Common Stocks	—	22,246
JNL/RedRocks Listed Private Equity Fund
Common Stocks	32,254	66,213

The following table is a rollforward of significant Level 3 valuations (in thousands) and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2015:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)	Transfers out of Level 3 During the Period(2)	Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)	Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)

JNL/Ivy Asset Strategy Fund
Common Stock	$26,862	$—	$—	$—	$—		$—	$26,862	(3)	$—
Common Stock	37,712	—	—	(4,538)	—		—	33,174	(5)	(4,538)
Common Stock	65,163	—	—	(5,939)	994		—	60,218	(6)	(5,939)
Corporate Bonds and Notes	28,261	—	—	205	—		—	28,466	(4)	205
Corporate Bonds and Notes	49,706	—	—	—	4,970	(7)	—	54,676	(5)	—
Fund Total	$207,704	$—	$—	$(10,272)	$5,964		$—	$203,396		$(10,272)

JNL/Morgan Stanley Mid Cap Growth Fund
Preferred Stock	$2,104	$—	$—	$—	$—		$—	$2,104	(8)	$—

(1)        Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2015.

(2)        There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2015, other than those noted.

(3)        The fair value measurements of the common stock held in JNL/Ivy Asset Strategy Fund was determined based on recent transactions and discounted cash flow models.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Discount cash flow	Weighted average cost of capital	9-12%
Discount cash flow	Cash on cash ratio	1.28-1.49

(4)        The fair value measurements of the corporate bond held in JNL/Ivy Asset Strategy Fund was determined based on the purchase transaction price.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, significant change in the valuations of comparable public companies, significant changes in the interest rate spread of comparable corporate bonds indices, or another, similar transaction in the company’s securities could result in a significant decrease or increase to the corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Transaction	Transaction price	N/A
Market approach	Interest rate spread	1.78%

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

(5)        The fair value measurements of the common stock and corporate bond held in JNL/Ivy Asset Strategy Fund were determined based on the midpoint of an enterprise valuation model which considered previous transaction levels, current and forecasted financial results, analysis of budget to actual performance and valuations of comparable public companies.  As the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA or forecasted financial results, a significant change in the company’s capital structure, a significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Income approach	Pro forma run rate EBITDA multiples	21.25-21.75

(6)        The fair value measurements of the common stock held in JNL/Ivy Asset Strategy Fund were determined based on recent transactions, liquidation value and a discounted cash flow model.  As the company is a privately held company, and is not publicly traded and the company’s quarterly financial statements are not publicly available, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly EBITDA, a significant change in the company’s capital structure, a significant change in the assumptions in the cash flow model, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the common stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Recent transaction	Transaction price	N/A
Liquidation value	Net asset value	$449.6M
Discount cash flow	Weighted average cost of capital	12.1% and 12.3%

(7)        This amount represents interest earned on the corporate bond held in JNL/Ivy Asset Strategy Fund which was paid-in-kind.

(8)        The fair value measurements of the preferred stock held in JNL/Morgan Stanley Mid Cap Growth Fund was determined based on a tender offer.  As the company is not publicly traded, a significant change in the company’s capital structure, significant change in the valuations of comparable public companies or another, similar transaction in the company’s securities could result in a significant decrease or increase to the preferred stock’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Transaction	Tender offer	$50.41

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral - All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Money Market Fund participate in agency based securities lending programs.  Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase”) and State Street Bank and Trust Company (“State Street”) (“Custodians”) serve as securities lending agents to the eligible Funds of the Trust for which they are Custodian.  JPM Chase serves as custodian for all Funds except for JNL/PPM America Floating Rate Income Fund and JNL/Goldman Sachs U.S. Equity Flex Fund for which State Street serves as custodian.

For the Funds for which JPM Chase is the securities lending agent, the cash collateral is invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically has daily liquidity and invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.  Short-term securities in the Securities Lending Cash Collateral Fund LLC are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the Securities Lending Cash Collateral Fund LLC.  In addition to investing cash collateral in the Securities Lending Cash Collateral Fund LLC, JNL/Mellon Capital S&P 500 Index Fund, JNL/S&P Dividend Income and Growth Fund and JNL/S&P Competitive Advantage Fund may invest cash collateral in repurchase agreements collateralized by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.  For JNL/Goldman Sachs U.S. Equity Flex Fund, the cash collateral is not reinvested.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments (Singapore) Limited serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund.

Investments in Affiliates - During the period ended March 31, 2015, certain Funds invested in a money market fund which is managed by the Adviser. JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  The

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

following table details cash management investments in affiliates held at March 31, 2015.  There was no realized gain or loss relating to transactions in these investments during the period ended March 31, 2015.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$753	$9,068	$—
JNL/AQR Managed Futures Strategy Fund	92,277	92,277	—
JNL/BlackRock Commodity Securities Strategy Fund	17,205	39,390	—
JNL/BlackRock Large Cap Select Growth Fund	16,002	13,655	—
JNL/Boston Partners Global Long Short Equity Fund	13,790	21,797	—
JNL/Brookfield Global Infrastructure and MLP Fund	29,514	18,053	—
JNL/Capital Guardian Global Balanced Fund	29,539	22,446	—
JNL/Capital Guardian Global Diversified Research Fund	20,736	20,350	—
JNL/DFA U.S. Core Equity Fund	2,716	2,919	—
JNL/Eagle SmallCap Equity Fund	—	21,568	—
JNL/Eastspring Investments Asia ex-Japan Fund	172	1,183	—
JNL/Eastspring Investments China-India Fund	11,320	3,222	—
JNL/Franklin Templeton Global Growth Fund	59,972	32,318	—
JNL/Franklin Templeton Global Multisector Bond Fund	134,062	223,750	1
JNL/Franklin Templeton Income Fund	80,912	101,073	—
JNL/Franklin Templeton International Small Cap Growth Fund	18,329	19,534	—
JNL/Franklin Templeton Mutual Shares Fund	97,087	106,822	—
JNL/Franklin Templeton Small Cap Value Fund	61,372	119,837	—
JNL/Goldman Sachs Core Plus Bond Fund	7,145	11,319	—
JNL/Goldman Sachs Mid Cap Value Fund	52,203	33,545	—
JNL/Goldman Sachs U.S. Equity Flex Fund	13,962	8,630	—
JNL/Invesco Global Real Estate Fund	39,830	41,607	—
JNL/Invesco International Growth Fund	108,738	127,354	—
JNL/Invesco Large Cap Growth Fund	19,290	7,679	—
JNL/Invesco Mid Cap Value Fund	18,079	18,549	—
JNL/Invesco Small Cap Growth Fund	29,065	28,240	—
JNL/Ivy Asset Strategy Fund	48,228	37,086	—
JNL/JPMorgan International Value Fund	8,508	8,802	—
JNL/JPMorgan MidCap Growth Fund	39,739	49,168	—
JNL/JPMorgan U.S. Government & Quality Bond Fund	96,357	99,909	—
JNL/Lazard Emerging Markets Fund	43,972	19,208	—
JNL/Mellon Capital Emerging Markets Index Fund	18,455	19,134	—
JNL/Mellon Capital European 30 Fund	566	3,131	—
JNL/Mellon Capital Pacific Rim 30 Fund	—	691	—
JNL/Mellon Capital S&P 500 Index Fund	58,774	50,864	—
JNL/Mellon Capital S&P 400 MidCap Index Fund	38,654	81,210	—
JNL/Mellon Capital Small Cap Index Fund	16,803	21,238	—
JNL/Mellon Capital International Index Fund	56,715	10,713	—
JNL/Mellon Capital Bond Index Fund	12,764	34,838	—
JNL/Mellon Capital Global Alpha Fund	2,787	7,465	—
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	844	860	—
JNL/Mellon Capital Utilities Sector Fund	877	544	—
JNL/Morgan Stanley Mid Cap Growth Fund	9,385	11,621	—
JNL/Neuberger Berman Strategic Income Fund	55,697	20,228	—
JNL/Oppenheimer Global Growth Fund	17,877	37,703	—
JNL/PPM America High Yield Bond Fund	105,445	47,945	—
JNL/PPM America Mid Cap Value Fund	1,382	2,128	—
JNL/PPM America Small Cap Value Fund	342	5,657	—
JNL/PPM America Value Equity Fund	1,275	1,391	—
JNL/Red Rocks Listed Private Equity Fund	3,796	6,524	—
JNL/S&P Competitive Advantage Fund	2,236	23,619	—
JNL/S&P Dividend Income & Growth Fund	22,760	13,506	—
JNL/S&P International 5 Fund	605	738	—
JNL/S&P Intrinsic Value Fund	14,921	24,658	—
JNL/S&P Mid 3 Fund	1,472	3,750	—
JNL/S&P Total Yield Fund	3,684	7,654	—
JNL/Scout Unconstrained Bond Fund	12,662	59,480	—
JNL/T. Rowe Price Established Growth Fund	1,193	—	—
JNL/T. Rowe Price Mid-Cap Growth Fund	526	491	—
JNL/T. Rowe Price Short-Term Bond Fund	9,997	10,000	—
JNL/T. Rowe Price Value Fund	9,903	889	—
JNL/WMC Balanced Fund	198,600	400,881	—
JNL/WMC Value Fund	19,057	9,331	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$60,804	$118,368	$10
JNL/T. Rowe Price Mid-Cap Growth Fund	118,061	210,943	23
JNL/T. Rowe Price Short-Term Bond Fund	209,610	27,079	4
JNL/T. Rowe Price Value Fund	16,931	33,670	5

Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser. JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.  The fair value and par value of the investment in the Securities Lending Cash Collateral Fund LLC are reported under Securities Lending Collateral in the Schedules of Investments.  Income received from the Securities Lending Cash Collateral Fund LLC is aggregated with income from securities lending when received from the custodian.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/BlackRock Global Allocation Fund invested in the iShares Gold Trust Fund, which is an affiliate of the Fund.  JNL/Mellon Capital International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital S&P 500 Index Fund and JNL/Mellon Capital Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.

The following table details each Fund’s long term investments in affiliates held during the period ended March 31, 2015.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income	Realized Gain	Value End of Period
JNL/BlackRock Global Allocation Fund	iShares Gold Trust Fund	$7,295	$—	$—	$—	$—	$7,301
JNL/Mellon Capital S&P 500 Index Fund	Bank of New York Mellon Corp.	10,301	198	—	43	—	10,434
JNL/Mellon Capital International Index Fund	Prudential plc	10,311	457	303	174	196	11,271
JNL/Mellon Capital Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	627	—	—	5	—	640

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value

Barrier Option
JNL/BlackRock Global Allocation Fund
Euro Stoxx 50 Index Put Option, DUB	09/21/2018	EUR	2,586.07 / 2,165.83	1,006	$(162)

Foreign Currency Options
JNL/PIMCO Real Return Fund
Brazilian Real versus USD Call Option, CSI	03/17/2016	BRL	4.00	8,800,000	$(345)
Brazilian Real versus USD Call Option, CSI	03/17/2016	BRL	4.00	7,600,000	(298)
Brazilian Real versus USD Call Option, DUB	07/01/2015	BRL	2.68	5,660,000	(1,051)
Euro versus USD Put Option, BCL	04/01/2015	EUR	1.09	300,000	(5)
Euro versus USD Put Option, BNP	04/16/2015	EUR	1.03	5,489,000	(10)
Euro versus USD Put Option, CGM	04/08/2015	EUR	1.06	21,210,000	(103)
Euro versus USD Put Option, DUB	04/16/2015	EUR	1.03	5,982,000	(10)
				55,041,000	$(1,822)

JNL/PIMCO Total Return Bond Fund
Brazilian Real versus USD Put Option, DUB	05/22/2015	BRL	3.02	3,700,000	$(27)
Brazilian Real versus USD Put Option, DUB	04/23/2015	BRL	3.04	5,500,000	(24)
Brazilian Real versus USD Put Option, DUB	05/27/2015	BRL	3.08	10,100,000	(123)
Indian Rupee versus USD Call Option, JPM	06/05/2015	INR	65.00	5,500,000	(19)
Indian Rupee versus USD Call Option, JPM	07/15/2015	INR	65.00	5,500,000	(25)
Indian Rupee versus USD Call Option, JPM	05/12/2015	INR	65.90	32,100,000	(24)
Indian Rupee versus USD Put Option, JPM	06/05/2015	INR	62.00	5,500,000	(27)
Indian Rupee versus USD Put Option, JPM	07/15/2015	INR	61.50	5,500,000	(17)
Israeli New Shekel versus USD Call Option, BOA	04/15/2015	ILS	4.07	17,900,000	(35)
Israeli New Shekel versus USD Call Option, CIT	06/10/2015	ILS	4.17	7,100,000	(28)
Israeli New Shekel versus USD Call Option, CIT	05/22/2015	ILS	4.07	22,900,000	(153)
Israeli New Shekel versus USD Call Option, DUB	06/04/2015	ILS	4.15	5,700,000	(24)
Israeli New Shekel versus USD Call Option, JPM	05/07/2015	ILS	4.10	6,200,000	(23)
Israeli New Shekel versus USD Call Option, UBS	05/14/2015	ILS	4.11	4,700,000	(19)
Japanese Yen versus EUR Put Option, BNP	04/15/2015	JPY	115.50	22,800,000	(8)
Japanese Yen versus EUR Put Option, BNP	04/15/2015	JPY	115.50	22,900,000	(8)
Japanese Yen versus USD Put Option, BOA	05/22/2015	JPY	113.00	10,600,000	(11)
Japanese Yen versus USD Put Option, BOA	05/22/2015	JPY	113.00	10,600,000	(11)
Japanese Yen versus USD Put Option, BOA	02/18/2019	JPY	80.00	1,400,000	(12)
Japanese Yen versus USD Put Option, CIT	05/15/2015	JPY	112.00	3,800,000	(2)
Japanese Yen versus USD Put Option, CIT	09/30/2015	JPY	99.00	4,700,000	(2)
Japanese Yen versus USD Put Option, CSI	05/14/2015	JPY	111.40	5,900,000	(2)
Japanese Yen versus USD Put Option, DUB	05/22/2015	JPY	112.50	4,000,000	(3)
Japanese Yen versus USD Put Option, JPM	05/15/2015	JPY	112.00	2,100,000	(1)
Japanese Yen versus USD Put Option, JPM	11/10/2015	JPY	109.00	10,000,000	(49)
Japanese Yen versus USD Put Option, UBS	07/03/2015	JPY	100.00	3,700,000	—
Japanese Yen versus USD Put Option, UBS	05/12/2015	JPY	110.00	3,900,000	(1)
				244,300,000	$(678)

Index Options
JNL/BlackRock Global Allocation Fund
Ibovespa Index Call Option, BOA	08/12/2015	BRL	55,416.37	243	$(235)
Ibovespa Index Call Option, BOA	08/12/2015	BRL	55,416.37	342	(330)
Ibovespa Index Call Option, GSC	06/17/2015	BRL	54,500.00	175	(89)
Ibovespa Index Call Option, GSC	06/17/2015	BRL	54,500.00	283	(145)
Ibovespa Index Put Option, BOA	08/12/2015	BRL	41,501.25	243	(27)
Ibovespa Index Put Option, BOA	08/12/2015	BRL	41,501.25	342	(38)
Ibovespa Index Put Option, GSC	06/17/2015	BRL	39,600.00	175	(1)
Ibovespa Index Put Option, GSC	06/17/2015	BRL	39,600.00	283	(2)
MSGAJPLL Index Put Option, MSC	12/11/2015		128.68	1,490,754	(25)
MSGAJPLL Index Put Option, MSC	12/11/2015		128.68	957,811	(16)
MSGAJPLL Index Put Option, MSC	12/11/2015		128.68	1,490,162	(25)
MSGAJPLL Index Put Option, MSC	12/11/2015		128.68	2,020,868	(34)
MSGAJPTL Index Put Option, MSC	12/11/2015		137.22	541,659	(9)
MSGAJPTL Index Put Option, MSC	12/11/2015		137.22	498,500	(8)
MSGAJPTL Index Put Option, MSC	12/11/2015		137.22	498,476	(8)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Options

	Expiration Date	Exercise Price		Contracts/ Notional Contracts	Value

Index Options (continued)
JNL/BlackRock Global Allocation Fund (continued)
Russell 2000 Index Call Option, DUB	05/15/2015		1,300.00	14,186	$(106)
Russell 2000 Index Call Option, MSC	05/15/2015		1,300.00	8,407	(63)
Russell 2000 Index Call Option, UBS	04/17/2015		1,270.00	13,992	(113)
Russell 2000 Index Put Option, CSI	04/17/2015		1,150.00	13,453	(14)
Russell 2000 Index Put Option, DUB	05/15/2015		1,100.00	14,186	(44)
Russell 2000 Index Put Option, MSC	05/15/2015		1,110.00	8,407	(30)
S&P 500 Index Put Option, BNP	04/30/2015		1,965.00	15,713	(142)
Taiwan Stock Exchange Index Put Option, CGM	09/21/2016	TWD	8,691.29	27,399	(354)
Taiwan Stock Exchange Index Put Option, CIT	09/21/2016	TWD	8,100.70	29,600	(212)
Taiwan Stock Exchange Index Put Option, GSC	12/21/2016	TWD	8,868.97	28,000	(465)
Tokyo Stock Price Index Call Option, CGM	12/11/2015	JPY	1,800.00	1,229,468	(168)
Tokyo Stock Price Index Put Option, BOA	09/11/2015	JPY	1,435.00	870,600	(262)
Tokyo Stock Price Index Put Option, BOA	12/11/2015	JPY	1,425.00	1,162,636	(488)
Tokyo Stock Price Index Put Option, CGM	12/11/2015	JPY	1,400.00	1,229,468	(671)
Tokyo Stock Price Index Put Option, CGM	03/11/2016	JPY	1,435.00	1,736,200	(965)
Tokyo Stock Price Index Put Option, GSC	06/12/2015	JPY	1,425.00	1,214,551	(202)
Tokyo Stock Price Index Put Option, MSC	05/08/2015	JPY	1,460.00	1,447,330	(135)
Tokyo Stock Price Index Put Option, UBS	12/11/2015	JPY	1,225.00	592,100	(62)
				17,156,012	$(5,488)

JNL/Ivy Asset Strategy Fund
Euro Stoxx Banks Index Call Option, BCL	04/17/2015	EUR	162.50	1,716	$(115)
				1,716	$(115)

JNL/PIMCO Real Return Fund
CDX.NA.IG.23 Put Option, BCL	04/15/2015		1.00	23	$—
CDX.NA.IG.23 Put Option, BOA	04/15/2015		1.00	120	(1)
				143	$(1)

Inflation-Capped Options
JNL/PIMCO Real Return Fund
Cap - CPURNSA Index Option, JPM	04/22/2024		4.00	194	$(38)
Cap - CPURNSA Index Option, JPM	05/16/2024		4.00	17	(3)
Floor - CPURNSA Index Option, BNP	03/01/2018		0.00	28	(6)
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	31	(1)
Floor - CPURNSA Index Option, DUB	01/22/2018		0.00	37	(9)
Floor - CPURNSA Index Option, JPM	03/24/2020		0.00	211	(196)
				518	$(253)

JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CIT	03/12/2020		215.95	18	$—
Floor - CPURNSA Index Option, CIT	09/29/2020		217.97	64	(2)
Floor - CPURNSA Index Option, DUB	03/10/2020		215.95	19	(1)
				101	$(3)

Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Call Swaption, 3-Month LIBOR versus 1.25% fixed, DUB	06/30/2015		N/A	176,880,591	$(327)
Call Swaption, 3-Month LIBOR versus 1.40% fixed, GSC	07/23/2015		N/A	52,210,000	(207)
Put Swaption, 3-Month LIBOR versus 2.05% fixed, GSC	07/23/2015		N/A	34,810,000	(103)
				263,900,591	$(637)

JNL/PIMCO Real Return Fund
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016		N/A	861	$(30)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016		N/A	861	(59)
Call Swaption, 3-Month LIBOR versus 2.30% fixed, DUB	05/29/2015		N/A	526	(1,052)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, MSC	12/11/2017		N/A	504	(1,246)
				2,752	$(2,387)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value

Interest Rate Swaptions (continued)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3-Month LIBOR versus 0.50% fixed, MSS	01/19/2016	N/A	946	$(29)
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	475	(16)
Call Swaption, 3-Month LIBOR versus 0.65% fixed, MSC	01/19/2016	N/A	946	(62)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	475	(33)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	516	(62)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	516	(62)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	516	(62)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	516	(62)
Call Swaption, 3-Month LIBOR versus 0.73% fixed, BOA	01/29/2016	N/A	518	(62)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	516	(105)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	516	(105)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	516	(105)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	516	(105)
Call Swaption, 3-Month LIBOR versus 0.92% fixed, BOA	01/29/2016	N/A	518	(105)
Call Swaption, 3-Month LIBOR versus 1.10% fixed, JPM	01/30/2018	N/A	477	(195)
Call Swaption, 3-Month LIBOR versus 1.10% fixed, MSC	01/29/2016	N/A	241	(76)
Call Swaption, 3-Month LIBOR versus 1.30% fixed, MSC	01/29/2016	N/A	241	(123)
Call Swaption, 3-Month LIBOR versus 1.33% fixed, MSC	01/29/2016	N/A	241	(106)
Call Swaption, 3-Month LIBOR versus 1.43% fixed, CIT	07/30/2015	N/A	119	(20)
Call Swaption, 3-Month LIBOR versus 1.54% fixed, MSC	01/29/2016	N/A	241	(177)
Call Swaption, 3-Month LIBOR versus 1.59% fixed, CIT	07/30/2015	N/A	119	(39)
Call Swaption, 3-Month LIBOR versus 1.60% fixed, JPM	01/30/2018	N/A	477	(347)
Put Swaption, 3-Month LIBOR versus 2.52% fixed, MSC	09/18/2015	N/A	1,477	(249)
Put Swaption, 3-Month LIBOR versus 2.60% fixed, MSS	09/14/2015	N/A	454	(58)
			12,093	$(2,365)

Options on Securities
JNL/Boston Partners Global Long Short Equity Fund
Diamondback Energy Inc. Call Option	06/19/2015	70.00	450	$(419)
EOG Resources Inc. Call Option	07/17/2015	90.00	119	(77)
			569	$(496)

JNL/BlackRock Global Allocation Fund
Abbott Laboratories Call Option, CGM	01/15/2016	55.00	172,900	$(67)
AbbVie Inc. Call Option, BBP	06/19/2015	65.00	164,400	(107)
AbbVie Inc. Call Option, CGM	05/15/2015	60.00	68,600	(96)
Activision Blizzard, Inc. Call Option, DUB	01/15/2016	24.00	180,301	(310)
Aetna, Inc. Call Option, BBP	06/19/2015	90.00	133,900	(2,264)
Bank of America Corp. Call Option, GSC	01/15/2016	19.00	480,400	(101)
Citigroup Inc. Call Option, GSC	01/15/2016	57.50	223,100	(402)
CONSOL Energy Inc. Put Option, BCL	04/17/2015	38.00	82,450	(783)
CONSOL Energy Inc. Put Option, UBS	04/17/2015	39.00	131,173	(1,397)
General Electric Co. Put Option	06/19/2015	23.00	327,132	(85)
GlaxoSmithKline Plc Call Option, BCL	08/21/2015	50.00	339,848	(187)
Humana Inc. Call Option, GSI	06/19/2015	155.00	80,758	(1,996)
JPMorgan Chase & Co. Call Option, GSC	01/15/2016	66.00	171,700	(305)
Marathon Petroleum Corp. Call Option, DUB	04/17/2015	100.00	81,650	(344)
Merck & Co., Inc. Call Option, GSC	01/15/2016	65.00	347,148	(364)
MetLife Inc. Call Option, GSC	01/15/2016	67.50	267,244	(33)
Pfizer Inc. Call Option, CGM	01/15/2016	37.50	668,300	(537)
Prudential Financial Inc. Call Option, CGM	01/15/2016	105.00	207,438	(124)
Tenet Healthcare Corp. Call Option, GSI	08/21/2015	49.00	40,934	(201)
Tesla Motors Inc. Call Option, DUB	06/19/2015	210.00	8,094	(66)
Time Warner Cable Inc. Call Option, MSC	05/15/2015	170.00	2,518	(1)
Time Warner Cable Inc. Call Option, MSC	05/15/2015	170.00	2,450	(1)
Twitter Inc. Call Option, CGM	06/19/2015	50.00	42,670	(186)
Twitter Inc. Call Option, CSI	06/19/2015	55.00	34,400	(82)
			4,259,508	$(10,039)

JNL/Ivy Asset Strategy Fund
Apache Corp. Call Option, UBS	04/17/2015	77.50	517	$(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Options on Securities (continued)
JNL/Ivy Asset Strategy Fund (continued)
Apache Corp. Call Option, UBS	07/17/2015	90.00	517	$(1)
Apache Corp. Put Option, UBS	04/17/2015	57.50	517	(29)
Apache Corp. Put Option, UBS	07/17/2015	57.50	517	(149)
Dow Chemical Co. Put Option, DUB	06/19/2015	44.00	1,216	(85)
EOG Resources Inc. Call Option, MSC	04/17/2015	110.00	19	—
EOG Resources Inc. Call Option, MSC	04/17/2015	110.00	152	—
EOG Resources Inc. Call Option, MSC	04/17/2015	110.00	260	(1)
EOG Resources Inc. Call Option, MSC	07/17/2015	120.00	19	—
EOG Resources Inc. Call Option, MSC	07/17/2015	120.00	152	(1)
EOG Resources Inc. Call Option, MSC	07/17/2015	120.00	260	(2)
EOG Resources Inc. Put Option, MSC	04/17/2015	85.00	19	(1)
EOG Resources Inc. Put Option, MSC	04/17/2015	85.00	152	(5)
EOG Resources Inc. Put Option, MSC	04/17/2015	85.00	260	(9)
EOG Resources Inc. Put Option, MSC	07/17/2015	82.50	19	(5)
EOG Resources Inc. Put Option, MSC	07/17/2015	82.50	152	(39)
EOG Resources Inc. Put Option, MSC	07/17/2015	82.50	260	(66)
Exxon Mobil Corp. Put Option, DUB	04/17/2015	75.00	841	(4)
Google Inc. Put Option, DUB	09/18/2015	500.00	306	(370)
Haliburton Co. Call Option, DUB	04/17/2015	50.00	862	(1)
Haliburton Co. Call Option, DUB	04/17/2015	47.50	2,586	(16)
Haliburton Co. Put Option, DUB	04/17/2015	37.50	1,724	(5)
Haliburton Co. Put Option, DUB	07/17/2015	37.50	1,724	(110)
Microsoft Corp. Put Option, BOA	07/17/2015	37.00	2,933	(202)
Microsoft Corp. Put Option, BOA	01/15/2016	37.00	2,933	(543)
Noble Energy Inc. Call Option, BOA	05/15/2015	60.00	207	(1)
Noble Energy Inc. Call Option, BOA	05/15/2015	60.00	93	—
Noble Energy Inc. Call Option, BOA	05/15/2015	60.00	345	(2)
Noble Energy Inc. Put Option, BOA	05/15/2015	42.50	138	(8)
Noble Energy Inc. Put Option, BOA	05/15/2015	42.50	62	(4)
Noble Energy Inc. Put Option, BOA	05/15/2015	42.50	230	(14)
Noble Energy Inc. Put Option, BOA	08/21/2015	40.00	62	(7)
Noble Energy Inc. Put Option, BOA	08/21/2015	40.00	230	(24)
Noble Energy Inc. Put Option, BOA	08/21/2015	40.00	138	(14)
Schlumberger Ltd. Call Option, SGB	05/15/2015	105.00	630	(1)
Schlumberger Ltd. Call Option, SGB	05/15/2015	105.00	525	(1)
Schlumberger Ltd. Put Option, SGB	05/15/2015	80.00	420	(60)
Schlumberger Ltd. Put Option, SGB	05/15/2015	70.00	420	(7)
			22,417	$(1,788)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2014	157,772,654	$13,439
Options written during the period	450,551,747	10,092
Options closed during the period	(322,196,612)	(8,133)
Options exercised during the period	(592,060)	(1,592)
Options expired during the period	(218,612)	(535)
Options outstanding at March 31, 2015	285,317,117	$13,271
JNL/Boston Partners Global Long Short Equity Fund
Options outstanding at December 31, 2014	600	$102
Options written during the period	834	546
Options exercised during the period	(865)	(323)
Options outstanding at March 31, 2015	569	$325
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2014	5,852	$2,673
Options written during the period	33,897	4,114
Options closed during the period	(4,076)	(165)
Options exercised during the period	(1,736)	(112)
Options expired during the period	(9,804)	(2,936)
Options outstanding at March 31, 2015	24,133	$3,574
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2014	20,563,324	$3,750
Options written during the period	96,354,927	2,923
Options closed during the period	(46,972,025)	(1,513)
Options expired during the period	(14,901,813)	(988)
Options outstanding at March 31, 2015	55,044,413	$4,172
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2014	519,004,988	$8,343
Options written during the period	231,220,335	7,544
Options closed during the period	(505,913,129)	(8,826)
Options outstanding at March 31, 2015	244,312,194	$7,061

Schedule of Exchange Traded Futures Options

	Expiration Date	Exercise Price		Variation Margin Receivable (Payable)	Purchased/ (Written) Contracts	Unrealized Appreciation/ (Depreciation)
JNL/Mellon Capital Global Alpha Fund
Euro-Bund Future Put Option	05/22/2015	EUR	166.00	(48)	161	$(406)
JNL/PIMCO Real Return Fund
Brent Crude Oil Future Call Option	04/10/2015		70.00	—	(91)	$92
Euro-Bund Future Put Option	04/24/2015	EUR	154.50	—	(45)	13
				—	(136)	$105
JNL/PIMCO Total Return Fund
Euro-Bund Future Call Option	05/22/2015	EUR	160.00	(21)	(498)	$17
Euro-Bund Future Call Option	05/22/2015	EUR	161.00	(1)	(33)	4
Euro-Bund Future Put Option	05/22/2015	EUR	154.00	21	(498)	63
Euro-Bund Future Put Option	05/22/2015	EUR	155.00	2	(33)	6
				1	(1,062)	$90

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
ASX SPI 200 Index Future	June 2015	2	$2
Brent Crude Oil Future	May 2015	1	(2)
Euro STOXX 50 Future	June 2015	47	—
FTSE 100 Index Future	June 2015	8	—
German Stock Index Future	June 2015	2	(9)
Hang Seng Index Future	April 2015	1	4
S&P 500 E-Mini Index Future	June 2015	1	1
Tokyo Price Index Future	June 2015	13	13
U.S. Treasury Note Future, 10-Year	June 2015	13	16
Ultra Long Term U.S. Treasury Bond Future	June 2015	9	15
			$40
JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	September 2015	292	$(2)
3-Month Euro Euribor Interest Rate Future	December 2015	312	—
3-Month Euro Euribor Interest Rate Future	March 2016	377	20
3-Month Euro Euribor Interest Rate Future	June 2016	464	56
3-Month Euro Euribor Interest Rate Future	September 2016	590	174
3-Month Euro Euribor Interest Rate Future	December 2016	615	190
3-Month Euro Euribor Interest Rate Future	March 2017	601	48
3-Month Euro Swiss Franc Interest Rate Future	September 2015	27	(1)
3-Month Euro Swiss Franc Interest Rate Future	December 2015	30	(1)
3-Month Euro Swiss Franc Interest Rate Future	March 2016	32	4
3-Month Sterling Interest Rate Future	September 2015	687	321
3-Month Sterling Interest Rate Future	December 2015	711	387
3-Month Sterling Interest Rate Future	March 2016	631	255
3-Month Sterling Interest Rate Future	June 2016	726	247
3-Month Sterling Interest Rate Future	September 2016	671	249
3-Month Sterling Interest Rate Future	December 2016	625	230
3-Month Sterling Interest Rate Future	March 2017	615	233
90-Day Eurodollar Future	September 2015	359	56
90-Day Eurodollar Future	December 2015	391	100
90-Day Eurodollar Future	March 2016	384	146
90-Day Eurodollar Future	June 2016	345	164
90-Day Eurodollar Future	September 2016	338	174
90-Day Eurodollar Future	December 2016	356	180
90-Day Eurodollar Future	March 2017	360	226
Amsterdam Exchanges Index Future	April 2015	213	(270)
ASX SPI 200 Index Future	June 2015	274	278
Australia Commonwealth Treasury Bond Future, 10-Year	June 2015	222	356
Australia Commonwealth Treasury Bond Future, 3-Year	June 2015	1,377	579
Brent Crude Oil Future	May 2015	(158)	797
CAC40 10 Euro Future	April 2015	365	47
Canadian Bank Acceptance Future	September 2015	228	(59)
Canadian Bank Acceptance Future	December 2015	237	29
Canadian Government Bond Future, 10-Year	June 2015	58	—
CBT Wheat Future	May 2015	(252)	(20)
Cocoa Future	May 2015	98	(132)
Cocoa Future	May 2015	(140)	63
Coffee ‘C’ Future	May 2015	(103)	899
Copper Future	May 2015	(62)	(232)
Corn Future	May 2015	(540)	366
Cotton No. 2 Future	May 2015	(65)	(83)
Dow Jones Industrial Average E-Mini Index Future	May 2015	106	(109)
Euro STOXX 50 Future	June 2015	487	126
Euro-Bobl Future	June 2015	407	54
Euro-BTP Future	June 2015	134	91
Euro-Bund Future	June 2015	166	231
Euro-Buxl Future	June 2015	16	109
Euro-OAT Future	June 2015	185	295
Euro-Schatz Future	June 2015	1,881	69
FTSE 100 Index Future	June 2015	207	(154)
FTSE/JSE Top 40 Index Future	June 2015	184	(8)
FTSE/MIB Index Future	June 2015	63	110
Gas Oil Future	May 2015	(247)	(394)
German Stock Index Future	June 2015	55	(50)
Gold 100 Oz. Future	June 2015	(155)	346
Hang Seng China Enterprises Index Future	April 2015	27	78
Hang Seng Index Future	April 2015	65	171
IBEX 35 Index Future	April 2015	90	445
Japanese Government Bond Future, 10-Year	June 2015	44	(139)
KCBT Wheat Future	May 2015	(147)	—
KOSPI 200 Index Future	June 2015	68	13
LME Aluminum Future	June 2015	(83)	46
LME Copper Future	June 2015	(47)	(198)
LME Nickel Future	June 2015	(33)	287
LME Zinc Future	June 2015	(37)	(47)
MSCI Taiwan Index Future	April 2015	51	(6)
NASDAQ 100 E-Mini Future	June 2015	179	(219)
Natural Gas Future	May 2015	(421)	630
NY Harbor ULSD Future	May 2015	(153)	(267)
Platinum Future	July 2015	(121)	54
RBOB Gasoline Future	May 2015	(25)	(63)
Russell 2000 Mini Index Future	June 2015	136	169
S&P 500 E-Mini Index Future	June 2015	97	(105)
S&P MidCap 400 E-Mini Index Future	June 2015	155	246
S&P/Toronto Stock Exchange 60 Index Future	June 2015	167	(11)
SGX CNX Nifty Index Future	April 2015	260	(69)
SGX MSCI Singapore Index Future	April 2015	113	(26)
Silver Future	May 2015	(13)	(68)
Soybean Future	May 2015	(554)	204
Soybean Meal Future	May 2015	(185)	(90)
Soybean Oil Future	May 2015	(262)	44
Sugar #11 (World Markets) Future	May 2015	(1,383)	4,072
Tokyo Price Index Future	June 2015	170	298
U.K. Long Gilt Future	June 2015	208	481

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
U.S. Treasury Long Bond Future	June 2015	129	$155
U.S. Treasury Note Future, 10-Year	June 2015	417	529
U.S. Treasury Note Future, 2-Year	June 2015	802	458
U.S. Treasury Note Future, 5-Year	June 2015	751	759
Ultra Long Term U.S. Treasury Bond Future	June 2015	116	477
WTI Crude Oil Future	May 2015	(83)	108
			$15,206
JNL/BlackRock Global Allocation Fund
ASX SPI 200 Index Future	June 2015	4	$4
Euro STOXX 50 Future	June 2015	130	24
FTSE 100 Index Future	June 2015	77	(88)
German Stock Index Future	June 2015	56	(67)
NASDAQ 100 E-Mini Future	June 2015	21	(17)
Russell 2000 Mini Index Future	June 2015	(121)	(295)
S&P 500 E-Mini Index Future	June 2015	(774)	(353)
Tokyo Price Index Future	June 2015	270	150
Yen Denominated Nikkei 225 Future	June 2015	44	(74)
			$(716)
JNL/Goldman Sachs Core Plus Bond Fund
Euro-BTP Future	June 2015	17	$—
Euro-Bund Future	June 2015	3	7
Euro-OAT Future	June 2015	(24)	(59)
Japanese Government Bond Future, 10-Year	June 2015	1	—
U.S. Treasury Long Bond Future	June 2015	(21)	28
U.S. Treasury Note Future, 10-Year	June 2015	(475)	(572)
U.S. Treasury Note Future, 2-Year	June 2015	317	188
U.S. Treasury Note Future, 5-Year	June 2015	237	275
Ultra Long Term U.S. Treasury Bond Future	June 2015	(398)	(628)
			$(761)
JNL/Goldman Sachs Emerging Markets Debt Fund
Euro-Bund Future	June 2015	(16)	$(37)
U.S. Treasury Long Bond Future	June 2015	(17)	(27)
U.S. Treasury Note Future, 10-Year	June 2015	16	7
U.S. Treasury Note Future, 2-Year	June 2015	(57)	(40)
U.S. Treasury Note Future, 5-Year	June 2015	(278)	(259)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(25)	(97)
			$(453)
JNL/Ivy Asset Strategy Fund
German Stock Index Future	June 2015	195	$496

JNL/JPMorgan International Value Fund
ASX SPI 200 Index Future	June 2015	10	$19
Euro STOXX 50 Future	June 2015	97	37
FTSE 100 Index Future	June 2015	29	(17)
Tokyo Price Index Future	June 2015	18	18
			$57
JNL/Mellon Capital Emerging Market Index Fund
MSCI Mini Emerging Markets Index Future	June 2015	487	$760

JNL/Mellon Capital S&P 500 Index Fund
S&P 500 E-Mini Index Future	June 2015	566	$(468)

JNL/Mellon Capital S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	June 2015	360	$95

JNL/Mellon Capital Small Cap Index Fund
Russell 2000 Mini Index Future	June 2015	198	$(204)

JNL/Mellon Capital International Index Fund
ASX SPI 200 Index Future	June 2015	23	$5
Euro STOXX 50 Future	June 2015	201	66
FTSE 100 Index Future	June 2015	77	(59)
Tokyo Price Index Future	June 2015	40	10
			$22
JNL/Mellon Capital Global Alpha Fund
Amsterdam Exchanges Index Future	April 2015	20	$(15)
ASX SPI 200 Index Future	June 2015	4	2
Australia Commonwealth Treasury Bond Future, 10-Year	June 2015	(70)	(137)
CAC40 10 Euro Future	April 2015	(6)	(1)
Canadian Government Bond Future, 10-Year	June 2015	(22)	(14)
Euro-Bund Future	June 2015	(48)	(74)
FTSE 100 Index Future	June 2015	(60)	126
FTSE/MIB Index Future	June 2015	(22)	(82)
German Stock Index Future	June 2015	13	1
Hang Seng Index Future	April 2015	16	50
IBEX 35 Index Future	April 2015	9	47
S&P 500 E-Mini Index Future	June 2015	(53)	(77)
S&P/Toronto Stock Exchange 60 Index Future	June 2015	(5)	(6)
SGX Japanese Government Bond Future, 10-Year	June 2015	36	(10)
Tokyo Price Index Future	June 2015	71	128
U.K. Long Gilt Future	June 2015	13	39
U.S. Treasury Note Future, 10-Year	June 2015	22	25
			$2
JNL/Neuberger Berman Strategic Income Fund
3-Month Euro Euribor Interest Rate Future	December 2015	23	$6
3-Month Euro-Yen Future	June 2015	132	(4)
3-Month New Zealand Bank Bill Future	December 2015	149	63
90-Day Eurodollar Future	December 2016	36	4
Australian Dollar Future	June 2015	(102)	198
British Pound Future	June 2015	(70)	26
Euro FX Currency Future	June 2015	(265)	826
Euro-Bund Future	June 2015	(23)	(48)
Euro-Buxl Future	June 2015	(134)	(1,022)
Euro-OAT Future	June 2015	(47)	(98)
Mexican Peso Future	June 2015	(195)	6
New Zealand Dollar Future	June 2015	(168)	147
SGX Japanese Government Bond Future, 10-Year	June 2015	(184)	39
South African Rand Future	June 2015	(184)	7
U.K. Long Gilt Future	June 2015	57	154
U.S. Treasury Long Bond Future	June 2015	1	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

March 31, 2015

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
JNL/Neuberger Berman Strategic Income Fund (continued)
U.S. Treasury Note Future, 10-Year	June 2015	(1,086)	$(1,987)
U.S. Treasury Note Future, 2-Year	June 2015	(154)	(116)
U.S. Treasury Note Future, 5-Year	June 2015	(144)	(155)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(122)	(516)
			$(2,470)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	June 2015	(852)	$(56)
90-Day Eurodollar Future	September 2015	(475)	(55)
90-Day Eurodollar Future	December 2015	(1,159)	(175)
90-Day Eurodollar Future	March 2016	(1,255)	(622)
90-Day Eurodollar Future	June 2016	(162)	(155)
90-Day Eurodollar Future	September 2016	(144)	(168)
90-Day Eurodollar Future	December 2016	(144)	(178)
Euro-Bund Future	June 2015	(237)	(474)
U.S. Treasury Note Future, 10-Year	June 2015	(237)	(178)
			$(2,061)
JNL/PIMCO Total Return Bond Fund
3-Month Sterling Interest Rate Future	March 2016	(1,447)	$(81)
3-Month Sterling Interest Rate Future	June 2016	(789)	(406)
90-Day Eurodollar Future	June 2015	(1,312)	(88)
90-Day Eurodollar Future	September 2015	(3,204)	(837)
90-Day Eurodollar Future	December 2015	(3,861)	(1,338)
90-Day Eurodollar Future	March 2016	(2,192)	(976)
90-Day Eurodollar Future	September 2016	(1,311)	(311)
90-Day Eurodollar Future	December 2016	(254)	(159)
Canadian Government Bond Future, 10-Year	June 2015	(150)	(81)
Euro-Bund Future	June 2015	972	1,370
U.S. Treasury Long Bond Future	June 2015	278	471
U.S. Treasury Note Future, 10-Year	June 2015	5,979	6,895
			$4,459
JNL/PPM America Floating Rate Income Fund
U.S. Treasury Long Bond Future	June 2015	(3)	$(14)
U.S. Treasury Note Future, 10-Year	June 2015	(59)	(91)
U.S. Treasury Note Future, 5-Year	June 2015	(47)	(55)
			$(160)
JNL/PPM America High Yield Bond Fund
U.S. Treasury Long Bond Future	June 2015	(274)	$(1,164)
U.S. Treasury Note Future, 10-Year	June 2015	(423)	(672)
U.S. Treasury Note Future, 5-Year	June 2015	(220)	(263)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(223)	(693)
			$(2,792)
JNL/Scout Unconstrained Bond Fund
Euro-Bund Future	June 2015	(700)	$(488)
U.S. Treasury Long Bond Future	June 2015	(110)	(632)
U.S. Treasury Note Future, 10-Year	June 2015	(1,245)	(2,531)
			$(3,651)
JNL/T.Rowe Price Short-Term Bond Fund
U.S. Treasury Note Future, 5-Year	June 2015	(171)	$(70)
JNL/WMC Balanced Fund
U.S. Treasury Note Future, 10-Year	June 2015	(382)	$(764)
U.S. Treasury Note Future, 5-Year	June 2015	(706)	(762)
Ultra Long Term U.S. Treasury Bond Future	June 2015	(24)	(93)
			$(1,619)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Foward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
AUD/USD	06/18/2015	JPM	AUD	83	$63	$(1)
CHF/USD	06/18/2015	RBS	CHF	275	284	7
CHF/USD	06/18/2015	JPM	CHF	73	75	3
EUR/USD	06/18/2015	UBS	EUR	873	939	(56)
EUR/USD	06/18/2015	MSC	EUR	152	164	2
GBP/USD	06/18/2015	RBS	GBP	279	414	(7)
GBP/USD	06/18/2015	JPM	GBP	94	139	—
JPY/USD	06/18/2015	JPM	JPY	8,872	74	1
JPY/USD	06/18/2015	UBS	JPY	79,411	663	7
SEK/USD	06/18/2015	JPM	SEK	421	49	—
USD/CAD	06/18/2015	JPM	CAD	(27)	(21)	—
USD/EUR	06/18/2015	JPM	EUR	(68)	(73)	4
USD/EUR	06/18/2015	CIT	EUR	(176)	(189)	11
USD/EUR	06/18/2015	MSC	EUR	(454)	(489)	27
USD/GBP	06/18/2015	BCL	GBP	(171)	(254)	(1)
USD/JPY	06/18/2015	BCL	JPY	(27,360)	(228)	(1)
					$1,610	$(4)

JNL/AQR Managed Futures Strategy Fund
AUD/USD	06/17/2015	CSI	AUD	31,533	$23,915	$(593)
AUD/USD	06/17/2015	CSI	AUD	200	152	—
BRL/USD	06/17/2015	CSI	BRL	2,500	766	(13)
BRL/USD	06/17/2015	CSI	BRL	5,100	1,561	36
CAD/USD	06/17/2015	CSI	CAD	24,485	19,312	(269)
CHF/USD	06/17/2015	CSI	CHF	153	158	4
CLP/USD	06/17/2015	CSI	CLP	260,000	413	(2)
CZK/USD	06/17/2015	CSI	CZK	164,971	6,442	(116)
CZK/USD	06/17/2015	CSI	CZK	74,000	2,890	9
EUR/USD	06/17/2015	CSI	EUR	12,445	13,394	(171)
EUR/USD	06/17/2015	CSI	EUR	15,445	16,626	221
GBP/USD	06/17/2015	CSI	GBP	1,298	1,924	(8)
GBP/USD	06/17/2015	CSI	GBP	235	348	1
HKD/USD	06/17/2015	CSI	HKD	4,501	580	1
HUF/USD	06/17/2015	CSI	HUF	1,990,000	7,110	(126)
HUF/USD	06/17/2015	CSI	HUF	620,000	2,215	66
IDR/USD	06/17/2015	CSI	IDR	2,000,000	150	1
IDR/USD	06/17/2015	CSI	IDR	1,000,000	75	(1)
ILS/USD	06/17/2015	CSI	ILS	3,300	829	2
ILS/USD	06/17/2015	CSI	ILS	6,100	1,533	(15)
INR/USD	06/17/2015	CSI	INR	369,252	5,803	(42)
INR/USD	06/17/2015	CSI	INR	277,748	4,364	17
JPY/USD	06/17/2015	CSI	JPY	2,112,248	17,630	(47)
JPY/USD	06/17/2015	CSI	JPY	5,400,988	45,083	505
KRW/USD	06/17/2015	CSI	KRW	14,670,266	13,191	(81)
KRW/USD	06/17/2015	CSI	KRW	6,079,733	5,466	64
MXN/USD	06/17/2015	CSI	MXN	43,000	2,804	43
MXN/USD	06/17/2015	CSI	MXN	97,000	6,327	(123)
MYR/USD	06/17/2015	CSI	MYR	1,400	375	(2)
NOK/USD	06/17/2015	CSI	NOK	23,722	2,939	(141)
NOK/USD	06/17/2015	CSI	NOK	8,573	1,062	19
NZD/USD	06/17/2015	CSI	NZD	33,053	24,528	(333)
NZD/USD	06/17/2015	CSI	NZD	33,255	24,677	520
PHP/USD	06/17/2015	CSI	PHP	357,999	7,973	(121)
PLN/USD	06/17/2015	CSI	PLN	7,900	2,080	(25)
PLN/USD	06/17/2015	CSI	PLN	12,400	3,264	93
SEK/USD	06/17/2015	CSI	SEK	266,564	30,990	(902)
SEK/USD	06/17/2015	CSI	SEK	32,081	3,730	30
SGD/USD	06/17/2015	CSI	SGD	3,700	2,691	(15)
SGD/USD	06/17/2015	CSI	SGD	5,200	3,781	36
TRY/USD	06/17/2015	CSI	TRY	4,500	1,698	16
TWD/USD	06/17/2015	CSI	TWD	324,000	10,359	53
TWD/USD	06/17/2015	CSI	TWD	154,000	4,924	(11)
USD/AUD	06/17/2015	CSI	AUD	(27,327)	(20,724)	200
USD/AUD	06/17/2015	CSI	AUD	(33,199)	(25,178)	(116)
USD/BRL	06/17/2015	CSI	BRL	(17,700)	(5,422)	143
USD/BRL	06/17/2015	CSI	BRL	(800)	(245)	(2)
USD/CAD	06/17/2015	CSI	CAD	(17,582)	(13,867)	152
USD/CAD	06/17/2015	CSI	CAD	(3,892)	(3,069)	(7)
USD/CHF	06/17/2015	CSI	CHF	(165)	(170)	1
USD/CHF	06/17/2015	CSI	CHF	(177)	(182)	(2)
USD/CLP	06/17/2015	CSI	CLP	(1,051,321)	(1,672)	11
USD/CLP	06/17/2015	CSI	CLP	(478,679)	(761)	(11)
USD/COP	06/17/2015	CSI	COP	(2,314,675)	(882)	10
USD/COP	06/17/2015	CSI	COP	(585,326)	(223)	(1)
USD/CZK	06/17/2015	CSI	CZK	(82,000)	(3,203)	59
USD/EUR	06/17/2015	CSI	EUR	(105,813)	(113,895)	3,528
USD/EUR	06/17/2015	CSI	EUR	(24,748)	(26,638)	(360)
USD/GBP	06/17/2015	CSI	GBP	(19,464)	(28,859)	652
USD/GBP	06/17/2015	CSI	GBP	(2,076)	(3,078)	(13)
USD/HKD	06/17/2015	CSI	HKD	(1,829)	(236)	—
USD/HUF	06/17/2015	CSI	HUF	(10,000)	(36)	—
USD/IDR	06/17/2015	CSI	IDR	(4,000,000)	(300)	3
USD/IDR	06/17/2015	CSI	IDR	(43,500,000)	(3,266)	(12)
USD/ILS	06/17/2015	CSI	ILS	(2,600)	(653)	2
USD/ILS	06/17/2015	CSI	ILS	(18,000)	(4,524)	(12)
USD/JPY	06/17/2015	CSI	JPY	(3,284,274)	(27,412)	70
USD/JPY	06/17/2015	CSI	JPY	(30,000)	(250)	—
USD/KRW	06/17/2015	CSI	KRW	(13,500,000)	(12,138)	(209)
USD/KRW	06/17/2015	CSI	KRW	(400,000)	(360)	1
USD/MXN	06/17/2015	CSI	MXN	(184,776)	(12,051)	136
USD/MXN	06/17/2015	CSI	MXN	(89,224)	(5,819)	(100)
USD/MYR	06/17/2015	CSI	MYR	(12,340)	(3,310)	16
USD/MYR	06/17/2015	CSI	MYR	(4,960)	(1,330)	(1)
USD/NOK	06/17/2015	CSI	NOK	(134,303)	(16,637)	598
USD/NOK	06/17/2015	CSI	NOK	(64,914)	(8,041)	(87)
USD/NZD	06/17/2015	CSI	NZD	(30,184)	(22,398)	(435)
USD/PHP	06/17/2015	CSI	PHP	(108,000)	(2,406)	13
USD/PHP	06/17/2015	CSI	PHP	(173,000)	(3,855)	(9)
USD/PLN	06/17/2015	CSI	PLN	(2,100)	(553)	6
USD/SEK	06/17/2015	CSI	SEK	(396,428)	(46,087)	956
USD/SEK	06/17/2015	CSI	SEK	(84,987)	(9,880)	(51)
USD/SGD	06/17/2015	CSI	SGD	(10,076)	(7,328)	26
USD/SGD	06/17/2015	CSI	SGD	(10,524)	(7,653)	(66)
USD/TRY	06/17/2015	CSI	TRY	(2,099)	(791)	12
USD/TRY	06/17/2015	CSI	TRY	(2,301)	(869)	(3)
USD/TWD	06/17/2015	CSI	TWD	(185,000)	(5,914)	(23)
USD/ZAR	06/17/2015	CSI	ZAR	(18,000)	(1,466)	(22)
USD/ZAR	06/17/2015	CSI	ZAR	(17,000)	(1,383)	21
ZAR/USD	06/17/2015	CSI	ZAR	85,685	6,974	(174)
ZAR/USD	06/17/2015	CSI	ZAR	16,316	1,328	19
					$(120,580)	$3,499

JNL/BlackRock Global Allocation Fund
CLP/USD	09/15/2015	JPM	CLP	2,098,126	$3,309	$(50)
EUR/USD	04/01/2015	BNP	EUR	894	961	(16)
EUR/USD	04/02/2015	DUB	EUR	7,117	7,653	141
EUR/USD	04/09/2015	DUB	EUR	3,562	3,830	94
EUR/USD	04/10/2015	CSI	EUR	6,077	6,535	109
EUR/USD	04/16/2015	UBS	EUR	8,965	9,642	136
GBP/USD	04/27/2015	BBH	GBP	3,064	4,544	(123)
INR/USD	06/26/2015	CSI	INR	213,040	3,342	4
INR/USD	06/26/2015	CSI	INR	187,409	2,940	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Foward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/BlackRock Global Allocation Fund (continued)
INR/USD	08/05/2015	CSI	INR	217,661	$3,387	$27
USD/AUD	04/16/2015	CSI	AUD	(4,492)	(3,418)	81
USD/AUD	04/16/2015	UBS	AUD	(5,908)	(4,496)	108
USD/AUD	04/23/2015	DUB	AUD	(9,537)	(7,255)	186
USD/AUD	04/24/2015	MSC	AUD	(9,744)	(7,412)	190
USD/AUD	05/07/2015	DUB	AUD	(9,523)	(7,238)	(1)
USD/AUD	05/08/2015	MSC	AUD	(4,099)	(3,115)	(20)
USD/BRL	04/10/2015	BNP	BRL	(22,679)	(7,091)	649
USD/BRL	04/10/2015	MSC	BRL	(21,016)	(6,571)	607
USD/BRL	05/22/2015	DUB	BRL	(6,550)	(2,023)	23
USD/CAD	04/24/2015	CSI	CAD	(6,634)	(5,236)	(24)
USD/CHF	04/24/2015	BNP	CHF	(8,732)	(8,994)	(308)
USD/CLP	08/24/2015	MSC	CLP	(2,049,853)	(3,239)	171
USD/CLP	08/26/2015	UBS	CLP	(2,056,135)	(3,249)	170
USD/CLP	09/15/2015	JPM	CLP	(2,098,126)	(3,309)	143
USD/CNH	06/09/2015	JPM	CNH	(32,500)	(5,195)	(26)
USD/CNH	08/07/2015	MSC	CNH	(22,192)	(3,525)	(51)
USD/EUR	04/02/2015	DUB	EUR	(7,117)	(7,653)	335
USD/EUR	04/09/2015	DUB	EUR	(7,006)	(7,534)	296
USD/EUR	04/09/2015	DUB	EUR	(3,599)	(3,870)	—
USD/EUR	04/10/2015	CSI	EUR	(6,077)	(6,535)	333
USD/EUR	04/16/2015	UBS	EUR	(8,965)	(9,642)	108
USD/EUR	06/04/2015	BNP	EUR	(4,659)	(5,014)	83
USD/GBP	04/23/2015	UBS	GBP	(5,794)	(8,594)	81
USD/IDR	05/29/2015	CSI	IDR	(46,441,985)	(3,501)	16
USD/JPY	04/02/2015	CSI	JPY	(771,100)	(6,429)	51
USD/JPY	04/02/2015	UBS	JPY	(771,819)	(6,435)	48
USD/JPY	04/20/2015	DUB	JPY	(710,000)	(5,922)	155
USD/JPY	04/24/2015	BNP	JPY	(766,621)	(6,394)	14
USD/JPY	04/30/2015	HSB	JPY	(727,516)	(6,069)	6
USD/JPY	04/30/2015	CSI	JPY	(671,532)	(5,602)	6
USD/JPY	05/07/2015	CSI	JPY	(1,220,000)	(10,178)	164
USD/JPY	05/07/2015	JPM	JPY	(3,072,231)	(25,630)	(278)
USD/JPY	05/08/2015	MSC	JPY	(1,912,675)	(15,956)	82
USD/JPY	05/08/2015	UBS	JPY	(703,290)	(5,867)	25
USD/JPY	05/12/2015	DUB	JPY	(1,050,000)	(8,760)	184
USD/JPY	05/14/2015	DUB	JPY	(2,099,011)	(17,512)	(195)
USD/JPY	05/14/2015	JPM	JPY	(2,100,916)	(17,528)	(211)
USD/JPY	05/15/2015	BNP	JPY	(2,110,725)	(17,610)	(159)
USD/JPY	06/01/2015	UBS	JPY	(1,220,000)	(10,180)	57
USD/JPY	06/22/2015	UBS	JPY	(1,430,000)	(11,937)	(86)
USD/JPY	07/10/2015	CSI	JPY	(690,000)	(5,762)	51
USD/JPY	08/10/2015	DUB	JPY	(870,000)	(7,268)	73
USD/KRW	05/05/2015	CSI	KRW	(7,661,291)	(6,898)	(49)
USD/KRW	05/15/2015	DUB	KRW	(9,306,843)	(8,377)	89
USD/KRW	06/12/2015	MSC	KRW	(9,787,307)	(8,802)	(43)
USD/MXN	04/01/2015	CSI	MXN	(66,655)	(4,370)	497
USD/MXN	04/10/2015	CSI	MXN	(50,506)	(3,309)	18
USD/MXN	04/10/2015	UBS	MXN	(51,405)	(3,368)	57
USD/MXN	04/16/2015	UBS	MXN	(50,986)	(3,339)	78
USD/MXN	04/17/2015	DUB	MXN	(51,396)	(3,366)	57
USD/MXN	04/17/2015	BNP	MXN	(51,357)	(3,363)	59
USD/MXN	04/23/2015	UBS	MXN	(18,984)	(1,243)	12
USD/MXN	04/30/2015	JPM	MXN	(67,096)	(4,390)	526
USD/MXN	05/28/2015	BNP	MXN	(104,280)	(6,810)	299
USD/MXN	06/11/2015	JPM	MXN	(101,971)	(6,653)	161
USD/MXN	06/25/2015	MSC	MXN	(69,102)	(4,504)	80
USD/MXN	07/09/2015	UBS	MXN	(143,740)	(9,361)	428
USD/MXN	07/23/2015	CSI	MXN	(69,431)	(4,517)	173
USD/MXN	07/23/2015	DUB	MXN	(53,502)	(3,481)	59
USD/MXN	08/06/2015	CSI	MXN	(139,739)	(9,081)	283
USD/MXN	08/20/2015	DUB	MXN	(69,863)	(4,535)	39
USD/MXN	08/20/2015	BNP	MXN	(53,490)	(3,472)	61
USD/MXN	09/03/2015	BNP	MXN	(52,871)	(3,429)	(90)
USD/MXN	09/17/2015	MSC	MXN	(70,710)	(4,581)	(17)
USD/MXN	09/17/2015	MSC	MXN	(71,159)	(4,610)	44
USD/SGD	05/07/2015	MSC	SGD	(4,837)	(3,521)	(50)
					$(397,985)	$6,228

JNL/Boston Partners Global Long Short Equity Fund
CAD/USD	04/02/2015	BBH	CAD	114	$90	$—
USD/JPY	04/02/2015	BBH	JPY	(423,121)	(3,528)	(3)
					$(3,438)	$(3)

JNL/Capital Guardian Global Balanced Fund
AUD/USD	04/24/2015	JPM	AUD	1,958	$1,489	$(36)
CAD/EUR	04/23/2015	BOA	EUR	(350)	(376)	1
CAD/GBP	04/09/2015	JPM	GBP	(275)	(408)	8
CAD/USD	04/24/2015	JPM	CAD	1,916	1,512	(13)
COP/USD	04/01/2015	UBS	COP	455,540	175	1
COP/USD	04/13/2015	UBS	COP	837,850	322	(10)
EUR/GBP	04/24/2015	BNY	GBP	(1,225)	(1,817)	(28)
EUR/NOK	04/16/2015	JPM	NOK	(5,800)	(720)	3
EUR/NOK	04/22/2015	CIT	NOK	(2,900)	(360)	2
EUR/USD	04/08/2015	UBS	EUR	1,000	1,075	(17)
EUR/USD	04/09/2015	CSI	EUR	179	192	(8)
EUR/USD	04/10/2015	BNY	EUR	690	742	(17)
EUR/USD	04/10/2015	CSI	EUR	900	968	(20)
EUR/USD	04/14/2015	JPM	EUR	1,437	1,546	25
EUR/USD	04/22/2015	JPM	EUR	870	936	(17)
EUR/USD	04/22/2015	UBS	EUR	910	979	(21)
EUR/USD	04/24/2015	BOA	EUR	75	81	—
EUR/USD	04/24/2015	CSI	EUR	729	784	(16)
EUR/USD	04/27/2015	BNY	EUR	55	59	(1)
GBP/USD	04/09/2015	UBS	GBP	375	556	(1)
GBP/USD	04/10/2015	JPM	GBP	150	223	(1)
GBP/USD	04/10/2015	BOA	GBP	350	519	(1)
HUF/EUR	04/09/2015	HSB	EUR	(725)	(780)	13
HUF/USD	04/24/2015	CSI	HUF	220,261	788	(12)
HUF/USD	04/27/2015	BOA	HUF	138,658	496	(14)
JPY/EUR	04/22/2015	UBS	EUR	(650)	(699)	(2)
JPY/USD	04/10/2015	HSB	JPY	24,024	200	—
JPY/USD	04/13/2015	UBS	JPY	111,637	931	11
JPY/USD	04/14/2015	JPM	JPY	106,821	891	11
JPY/USD	04/16/2015	UBS	JPY	120,860	1,008	8
JPY/USD	04/16/2015	JPM	JPY	360,641	3,008	33
JPY/USD	04/17/2015	CSI	JPY	72,722	607	6
JPY/USD	04/17/2015	UBS	JPY	248,446	2,072	22
JPY/USD	04/20/2015	JPM	JPY	113,352	945	11
JPY/USD	04/20/2015	CIT	JPY	67,776	565	6
JPY/USD	04/22/2015	BOA	JPY	60,444	504	4
MXN/USD	04/10/2015	JPM	MXN	7,625	500	5
MXN/USD	04/10/2015	BOA	MXN	2,350	154	(2)
MXN/USD	04/16/2015	JPM	MXN	3,725	244	(2)
MXN/USD	04/27/2015	JPM	MXN	15,172	993	(19)
MYR/USD	04/09/2015	CIT	MYR	660	178	(2)
PLN/EUR	04/09/2015	HSB	EUR	(1,125)	(1,210)	20
PLN/EUR	04/24/2015	CIT	EUR	(475)	(511)	3
PLN/USD	04/27/2015	UBS	PLN	1,900	501	(9)
SEK/NOK	04/20/2015	JPM	NOK	(2,700)	(335)	(8)
USD/AUD	04/13/2015	UBS	AUD	(500)	(381)	—
USD/AUD	04/13/2015	UBS	AUD	(500)	(381)	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Foward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Capital Guardian Global Balanced Fund (continued)
USD/BRL	04/09/2015	UBS	BRL	(200)	$(62)	$6
USD/BRL	04/20/2015	UBS	BRL	(225)	(70)	(2)
USD/COP	04/01/2015	UBS	COP	(455,540)	(175)	4
USD/COP	04/13/2015	UBS	COP	(837,850)	(322)	(3)
USD/EUR	04/08/2015	BNY	EUR	(700)	(753)	31
USD/EUR	04/08/2015	HSB	EUR	(1,000)	(1,075)	27
USD/EUR	04/10/2015	CSI	EUR	(1,372)	(1,475)	41
USD/EUR	04/10/2015	BNY	EUR	(1,590)	(1,710)	(17)
USD/EUR	04/13/2015	JPM	EUR	(1,414)	(1,521)	15
USD/EUR	04/22/2015	CSI	EUR	(620)	(667)	(7)
USD/EUR	04/22/2015	UBS	EUR	(910)	(979)	(11)
USD/EUR	04/22/2015	BOA	EUR	(250)	(269)	(3)
USD/EUR	04/24/2015	JPM	EUR	(460)	(495)	5
USD/GBP	04/09/2015	UBS	GBP	(375)	(556)	20
USD/GBP	04/10/2015	BOA	GBP	(850)	(1,261)	25
USD/GBP	04/10/2015	JPM	GBP	(150)	(222)	6
USD/GBP	04/16/2015	BNY	GBP	(985)	(1,462)	5
USD/GBP	04/24/2015	JPM	GBP	(100)	(148)	1
USD/GBP	04/27/2015	JPM	GBP	(250)	(371)	3
USD/GBP	04/27/2015	UBS	GBP	(500)	(742)	1
USD/KRW	04/23/2015	JPM	KRW	(1,539,015)	(1,386)	(16)
USD/MXN	04/10/2015	BOA	MXN	(2,350)	(154)	2
USD/MXN	04/10/2015	JPM	MXN	(7,625)	(500)	1
USD/MXN	04/10/2015	CIT	MXN	(950)	(62)	(1)
USD/MXN	04/16/2015	JPM	MXN	(3,725)	(244)	(4)
USD/MYR	04/09/2015	CIT	MYR	(1,400)	(378)	6
USD/MYR	04/30/2015	JPM	MYR	(900)	(242)	2
USD/NOK	04/09/2015	JPM	NOK	(2,500)	(310)	10
USD/NOK	04/22/2015	CIT	NOK	(1,500)	(186)	(1)
USD/PLN	04/16/2015	JPM	PLN	(2,850)	(752)	(32)
USD/SEK	04/16/2015	BNY	SEK	(6,800)	(790)	(8)
USD/SEK	04/23/2015	BNY	SEK	(3,800)	(441)	1
USD/THB	04/23/2015	CIT	THB	(10,186)	(313)	(3)
					$(1,328)	$20

JNL/Franklin Templeton Global Multisector Bond Fund
CLP/USD	04/20/2015	DUB	CLP	6,542,795	$10,461	$295
CLP/USD	05/07/2015	DUB	CLP	2,285,890	3,649	(276)
CLP/USD	05/18/2015	DUB	CLP	1,888,285	3,011	43
CLP/USD	05/18/2015	JPM	CLP	2,796,030	4,459	17
CLP/USD	05/19/2015	DUB	CLP	1,864,952	2,974	20
CLP/USD	06/17/2015	DUB	CLP	1,888,285	3,003	54
CLP/USD	06/18/2015	DUB	CLP	1,864,952	2,966	75
EUR/USD	04/02/2015	BCL	EUR	820	881	(7)
EUR/USD	04/22/2015	JPM	EUR	13,734	14,771	(1,532)
EUR/USD	05/07/2015	DUB	EUR	1,485	1,598	22
EUR/USD	06/23/2015	JPM	EUR	10,970	11,809	(1,222)
EUR/USD	07/15/2015	DUB	EUR	7,090	7,635	(783)
EUR/USD	07/23/2015	DUB	EUR	311	335	6
EUR/USD	07/23/2015	DUB	EUR	101	109	(2)
EUR/USD	08/03/2015	DUB	EUR	988	1,064	(109)
EUR/USD	09/17/2015	DUB	EUR	343	370	4
EUR/USD	10/14/2015	BCL	EUR	30,306	32,691	(3,272)
GBP/USD	05/07/2015	DUB	GBP	500	742	(5)
GBP/USD	09/17/2015	DUB	GBP	324	480	2
GBP/USD	09/17/2015	DUB	GBP	363	538	(4)
GHS/USD	06/10/2015	BCL	GHS	420	105	(7)
HUF/EUR	09/23/2015	JPM	EUR	(2,321)	(2,503)	101
HUF/EUR	09/25/2015	JPM	EUR	(1,856)	(2,002)	83
INR/USD	04/28/2015	JPM	INR	527,153	8,376	(92)
KRW/EUR	10/14/2015	JPM	EUR	(31,413)	(33,886)	2,570
KRW/EUR	01/19/2016	JPM	EUR	(27,593)	(29,839)	2,002
KRW/USD	05/07/2015	JPM	KRW	4,162,521	3,747	(222)
KRW/USD	05/08/2015	JPM	KRW	28,282,171	25,461	(1,549)
KRW/USD	06/17/2015	JPM	KRW	8,201,200	7,374	(558)
MXN/USD	04/16/2015	CIT	MXN	7,438	487	(64)
MXN/USD	05/19/2015	HSB	MXN	567,024	37,052	(5,388)
MXN/USD	06/08/2015	CIT	MXN	30,581	1,996	(301)
MXN/USD	06/09/2015	CIT	MXN	30,546	1,993	(310)
MXN/USD	06/12/2015	CIT	MXN	62,119	4,053	(593)
MXN/USD	06/15/2015	CIT	MXN	26,697	1,741	(257)
MXN/USD	06/22/2015	CIT	MXN	475,341	30,992	(4,513)
MXN/USD	07/10/2015	CIT	MXN	77,766	5,064	(777)
MXN/USD	07/13/2015	CIT	MXN	42,701	2,780	(103)
MXN/USD	08/04/2015	CIT	MXN	121,986	7,929	(121)
MXN/USD	08/18/2015	DUB	MXN	42,108	2,734	(414)
MXN/USD	08/25/2015	DUB	MXN	33,800	2,193	(328)
MXN/USD	08/28/2015	CIT	MXN	53,626	3,479	(515)
MXN/USD	10/14/2015	DUB	MXN	91,472	5,914	(775)
MXN/USD	10/21/2015	DUB	MXN	23,533	1,521	(181)
MXN/USD	10/22/2015	DUB	MXN	21,637	1,398	(164)
MXN/USD	10/22/2015	CIT	MXN	75,652	4,888	(576)
MXN/USD	11/03/2015	CIT	MXN	42,988	2,775	(350)
MXN/USD	11/04/2015	CIT	MXN	138,227	8,922	(148)
MXN/USD	11/30/2015	CIT	MXN	67,415	4,342	(491)
MXN/USD	12/08/2015	DUB	MXN	84,719	5,454	(418)
MXN/USD	12/11/2015	CIT	MXN	37,127	2,389	(134)
MXN/USD	12/18/2015	CIT	MXN	17,800	1,145	(27)
MXN/USD	02/03/2016	CIT	MXN	36,822	2,360	(63)
MXN/USD	02/25/2016	CIT	MXN	24,515	1,568	(19)
MXN/USD	03/11/2016	HSB	MXN	37,669	2,407	39
MXN/USD	03/11/2016	CIT	MXN	11,983	766	13
MXN/USD	03/14/2016	CIT	MXN	5,228	334	8
MXN/USD	03/18/2016	CIT	MXN	4,883	312	5
MXN/USD	03/23/2016	CIT	MXN	29,534	1,885	2
MYR/EUR	04/14/2015	DUB	EUR	(7,950)	(8,549)	557
MYR/EUR	04/14/2015	HSB	EUR	(23,845)	(25,644)	1,672
MYR/EUR	07/14/2015	JPM	EUR	(24,051)	(25,900)	1,739
MYR/EUR	01/19/2016	JPM	EUR	(54,574)	(59,016)	4,355
MYR/USD	04/01/2015	DUB	MYR	21,881	5,908	(803)
MYR/USD	04/02/2015	JPM	MYR	24,139	6,518	(800)
MYR/USD	04/08/2015	JPM	MYR	9,302	2,510	(80)
MYR/USD	05/06/2015	JPM	MYR	32,395	8,719	(997)
MYR/USD	06/22/2015	HSB	MYR	12,670	3,397	(440)
MYR/USD	07/01/2015	JPM	MYR	15,270	4,091	(569)
MYR/USD	07/02/2015	JPM	MYR	10,889	2,917	(408)
MYR/USD	07/03/2015	DUB	MYR	3,918	1,050	(148)
MYR/USD	07/07/2015	DUB	MYR	9,925	2,658	(379)
MYR/USD	08/06/2015	HSB	MYR	25,190	6,731	(976)
MYR/USD	10/01/2015	HSB	MYR	25,332	6,743	(830)
MYR/USD	10/26/2015	HSB	MYR	4,831	1,284	(166)
MYR/USD	10/26/2015	JPM	MYR	4,768	1,267	(163)
MYR/USD	01/11/2016	JPM	MYR	6,501	1,721	(38)
PHP/USD	06/25/2015	JPM	PHP	86,220	1,919	(37)
PHP/USD	06/26/2015	DUB	PHP	286,261	6,373	(115)
PHP/USD	06/29/2015	JPM	PHP	54,900	1,222	(25)
PHP/USD	06/29/2015	JPM	PHP	6,170	137	—
PHP/USD	06/29/2015	DUB	PHP	91,840	2,044	(2)
PHP/USD	06/30/2015	DUB	PHP	31,167	694	(15)
PHP/USD	07/01/2015	JPM	PHP	30,714	684	(19)
PHP/USD	09/25/2015	JPM	PHP	42,510	942	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Foward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
PHP/USD	09/30/2015	DUB	PHP	91,840	$2,034	$(13)
PLN/EUR	05/08/2015	DUB	EUR	(9,024)	(9,708)	507
PLN/EUR	06/05/2015	DUB	EUR	(4,884)	(5,256)	198
PLN/EUR	10/26/2015	DUB	EUR	(22,802)	(24,604)	1,001
PLN/EUR	12/15/2015	DUB	EUR	(8,821)	(9,531)	280
PLN/USD	06/30/2015	JPM	PLN	144,178	37,934	(2,667)
SGD/USD	05/06/2015	DUB	SGD	5,813	4,232	(411)
SGD/USD	05/29/2015	BCL	SGD	3,552	2,585	(246)
SGD/USD	06/15/2015	JPM	SGD	21,320	15,507	(744)
SGD/USD	06/16/2015	DUB	SGD	13,262	9,646	104
SGD/USD	09/08/2015	CIT	SGD	3,494	2,536	(19)
SGD/USD	09/25/2015	HSB	SGD	28,648	20,787	253
USD/EUR	04/02/2015	BCL	EUR	(820)	(881)	249
USD/EUR	04/07/2015	DUB	EUR	(522)	(562)	159
USD/EUR	04/13/2015	DUB	EUR	(818)	(880)	249
USD/EUR	04/16/2015	HSB	EUR	(874)	(940)	274
USD/EUR	04/22/2015	BCL	EUR	(807)	(868)	246
USD/EUR	04/22/2015	JPM	EUR	(13,734)	(14,772)	4,229
USD/EUR	04/22/2015	DUB	EUR	(12,922)	(13,898)	3,959
USD/EUR	04/30/2015	BCL	EUR	(2,434)	(2,619)	757
USD/EUR	04/30/2015	SCB	EUR	(786)	(846)	242
USD/EUR	05/05/2015	BCL	EUR	(393)	(423)	122
USD/EUR	05/07/2015	DUB	EUR	(1,686)	(1,814)	432
USD/EUR	05/21/2015	GSC	EUR	(5,730)	(6,165)	1,701
USD/EUR	06/05/2015	BCL	EUR	(1,689)	(1,818)	483
USD/EUR	06/08/2015	DUB	EUR	(5,087)	(5,475)	1,462
USD/EUR	06/18/2015	DUB	EUR	(4,750)	(5,113)	1,345
USD/EUR	06/22/2015	BCL	EUR	(862)	(928)	245
USD/EUR	06/23/2015	JPM	EUR	(10,970)	(11,809)	3,166
USD/EUR	07/03/2015	DUB	EUR	(1,985)	(2,137)	585
USD/EUR	07/15/2015	DUB	EUR	(7,090)	(7,635)	2,031
USD/EUR	07/17/2015	DUB	EUR	(487)	(525)	139
USD/EUR	07/20/2015	DUB	EUR	(2,593)	(2,793)	723
USD/EUR	07/22/2015	DUB	EUR	(553)	(595)	154
USD/EUR	07/23/2015	DUB	EUR	(787)	(847)	108
USD/EUR	07/27/2015	DUB	EUR	(2,660)	(2,865)	722
USD/EUR	07/27/2015	GSC	EUR	(2,562)	(2,760)	697
USD/EUR	07/31/2015	JPM	EUR	(786)	(847)	210
USD/EUR	08/03/2015	DUB	EUR	(988)	(1,064)	261
USD/EUR	08/04/2015	UBS	EUR	(786)	(847)	208
USD/EUR	08/04/2015	HSB	EUR	(786)	(847)	208
USD/EUR	08/05/2015	BCL	EUR	(393)	(423)	105
USD/EUR	08/11/2015	DUB	EUR	(664)	(715)	174
USD/EUR	08/27/2015	DUB	EUR	(1,300)	(1,401)	88
USD/EUR	08/31/2015	DUB	EUR	(5,780)	(6,230)	1,415
USD/EUR	08/31/2015	HSB	EUR	(123)	(132)	8
USD/EUR	09/02/2015	DUB	EUR	(12,268)	(13,222)	2,990
USD/EUR	09/11/2015	DUB	EUR	(1,980)	(2,134)	427
USD/EUR	09/17/2015	DUB	EUR	(888)	(957)	52
USD/EUR	09/24/2015	GSC	EUR	(27,572)	(29,728)	5,866
USD/EUR	09/28/2015	CIT	EUR	(643)	(693)	136
USD/EUR	09/28/2015	BCL	EUR	(6,705)	(7,230)	1,405
USD/EUR	09/29/2015	JPM	EUR	(27,742)	(29,914)	5,541
USD/EUR	09/30/2015	CIT	EUR	(8,981)	(9,684)	1,800
USD/EUR	10/14/2015	JPM	EUR	(56,653)	(61,112)	11,276
USD/EUR	10/14/2015	BCL	EUR	(30,306)	(32,691)	6,020
USD/EUR	10/15/2015	DUB	EUR	(6,400)	(6,904)	1,218
USD/EUR	10/16/2015	BCL	EUR	(21,040)	(22,697)	4,140
USD/EUR	10/27/2015	BCL	EUR	(14,200)	(15,323)	2,711
USD/EUR	10/30/2015	DUB	EUR	(3,421)	(3,692)	677
USD/EUR	11/05/2015	DUB	EUR	(1,710)	(1,846)	299
USD/EUR	11/06/2015	DUB	EUR	(7,361)	(7,945)	1,298
USD/EUR	11/10/2015	DUB	EUR	(27,752)	(29,957)	4,704
USD/EUR	11/12/2015	DUB	EUR	(305)	(329)	51
USD/EUR	11/16/2015	DUB	EUR	(8,488)	(9,164)	1,461
USD/EUR	11/19/2015	DUB	EUR	(7,358)	(7,944)	1,278
USD/EUR	12/15/2015	CIT	EUR	(3,384)	(3,656)	552
USD/EUR	12/15/2015	BOA	EUR	(4,198)	(4,536)	684
USD/EUR	12/17/2015	DUB	EUR	(45,855)	(49,545)	7,710
USD/EUR	01/15/2016	JPM	EUR	(17,144)	(18,537)	1,739
USD/EUR	01/19/2016	JPM	EUR	(17,069)	(18,458)	1,711
USD/EUR	01/19/2016	BCL	EUR	(17,144)	(18,539)	1,750
USD/EUR	01/20/2016	DUB	EUR	(372)	(403)	34
USD/EUR	01/20/2016	CIT	EUR	(401)	(434)	33
USD/EUR	01/25/2016	JPM	EUR	(17,230)	(18,635)	1,535
USD/EUR	02/23/2016	DUB	EUR	(9,220)	(9,979)	582
USD/EUR	02/24/2016	DUB	EUR	(307)	(332)	20
USD/EUR	02/25/2016	DUB	EUR	(3,249)	(3,516)	187
USD/EUR	02/26/2016	DUB	EUR	(1,977)	(2,140)	110
USD/EUR	02/26/2016	BCL	EUR	(14,476)	(15,670)	850
USD/EUR	02/29/2016	DUB	EUR	(65)	(71)	4
USD/EUR	03/09/2016	BCL	EUR	(534)	(578)	17
USD/EUR	03/10/2016	CIT	EUR	(3,541)	(3,834)	51
USD/EUR	03/16/2016	BCL	EUR	(448)	(485)	(6)
USD/EUR	03/16/2016	JPM	EUR	(11,173)	(12,100)	(135)
USD/EUR	03/16/2016	CIT	EUR	(317)	(343)	(4)
USD/EUR	03/23/2016	BCL	EUR	(281)	(305)	(2)
USD/EUR	03/29/2016	BOA	EUR	(17,822)	(19,307)	375
USD/EUR	03/29/2016	DUB	EUR	(54,425)	(58,962)	1,029
USD/EUR	03/30/2016	BOA	EUR	(5,005)	(5,423)	127
USD/EUR	03/31/2016	DUB	EUR	(164)	(178)	2
USD/EUR	04/01/2016	BCL	EUR	(820)	(888)	7
USD/GBP	05/07/2015	DUB	GBP	(500)	(742)	69
USD/GBP	09/17/2015	DUB	GBP	(1,100)	(1,630)	68
USD/JPY	04/17/2015	BCL	JPY	(455,770)	(3,801)	685
USD/JPY	04/21/2015	JPM	JPY	(273,840)	(2,284)	402
USD/JPY	04/22/2015	JPM	JPY	(327,480)	(2,731)	481
USD/JPY	05/11/2015	BCL	JPY	(1,983,808)	(16,550)	3,016
USD/JPY	05/12/2015	GSC	JPY	(6,664,272)	(55,599)	9,991
USD/JPY	05/18/2015	BOA	JPY	(65,995)	(551)	99
USD/JPY	05/19/2015	BCL	JPY	(65,975)	(550)	100
USD/JPY	05/19/2015	HSB	JPY	(66,028)	(551)	99
USD/JPY	05/19/2015	BOA	JPY	(65,796)	(549)	101
USD/JPY	05/19/2015	CIT	JPY	(65,897)	(550)	100
USD/JPY	06/03/2015	DUB	JPY	(1,693,272)	(14,130)	2,559
USD/JPY	06/04/2015	JPM	JPY	(725,016)	(6,050)	1,053
USD/JPY	06/09/2015	CIT	JPY	(379,500)	(3,167)	549
USD/JPY	06/09/2015	HSB	JPY	(568,300)	(4,743)	821
USD/JPY	06/10/2015	HSB	JPY	(646,940)	(5,399)	939
USD/JPY	06/10/2015	CIT	JPY	(819,710)	(6,841)	1,175
USD/JPY	06/10/2015	BCL	JPY	(607,460)	(5,070)	879
USD/JPY	06/11/2015	DUB	JPY	(214,200)	(1,788)	309
USD/JPY	06/11/2015	JPM	JPY	(599,390)	(5,003)	865
USD/JPY	06/17/2015	JPM	JPY	(252,800)	(2,110)	375
USD/JPY	06/22/2015	DUB	JPY	(810,730)	(6,768)	1,194
USD/JPY	07/21/2015	DUB	JPY	(410,300)	(3,427)	102
USD/JPY	07/24/2015	CIT	JPY	(465,783)	(3,890)	719
USD/JPY	07/24/2015	JPM	JPY	(718,000)	(5,997)	1,104
USD/JPY	07/27/2015	JPM	JPY	(249,900)	(2,087)	386
USD/JPY	08/05/2015	CIT	JPY	(725,210)	(6,058)	1,029
USD/JPY	08/17/2015	CIT	JPY	(389,960)	(3,258)	14
USD/JPY	08/31/2015	JPM	JPY	(861,218)	(7,198)	1,128

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Foward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Franklin Templeton Global Multisector Bond Fund (continued)
USD/JPY	09/18/2015	BCL	JPY	(906,703)	$(7,580)	$925
USD/JPY	09/25/2015	HSB	JPY	(3,680,691)	(30,774)	3,212
USD/JPY	09/25/2015	GSC	JPY	(3,676,462)	(30,739)	3,209
USD/JPY	10/07/2015	JPM	JPY	(3,263,600)	(27,295)	2,833
USD/JPY	10/09/2015	HSB	JPY	(1,623,100)	(13,575)	1,489
USD/JPY	10/13/2015	BCL	JPY	(821,800)	(6,875)	758
USD/JPY	10/13/2015	DUB	JPY	(810,500)	(6,780)	752
USD/JPY	10/19/2015	JPM	JPY	(372,560)	(3,117)	408
USD/JPY	10/20/2015	JPM	JPY	(703,680)	(5,887)	769
USD/JPY	10/22/2015	BCL	JPY	(312,130)	(2,612)	322
USD/JPY	11/12/2015	CIT	JPY	(1,455,357)	(12,184)	549
USD/JPY	11/12/2015	JPM	JPY	(611,520)	(5,119)	254
USD/JPY	11/16/2015	DUB	JPY	(769,159)	(6,440)	266
USD/JPY	12/21/2015	DUB	JPY	(809,330)	(6,783)	145
USD/JPY	12/21/2015	HSB	JPY	(810,570)	(6,793)	138
USD/JPY	12/22/2015	BCL	JPY	(385,340)	(3,229)	30
USD/JPY	12/22/2015	CIT	JPY	(601,130)	(5,038)	53
USD/JPY	01/08/2016	GSC	JPY	(234,818)	(1,969)	14
USD/JPY	01/15/2016	BCL	JPY	(869,480)	(7,292)	109
USD/JPY	01/15/2016	JPM	JPY	(565,220)	(4,740)	53
USD/JPY	01/20/2016	JPM	JPY	(372,560)	(3,125)	82
USD/JPY	02/08/2016	SCB	JPY	(926,730)	(7,777)	166
USD/JPY	02/08/2016	JPM	JPY	(926,500)	(7,775)	167
USD/JPY	02/09/2016	JPM	JPY	(928,860)	(7,795)	164
USD/JPY	02/09/2016	BCL	JPY	(926,850)	(7,778)	166
USD/JPY	02/12/2016	JPM	JPY	(589,145)	(4,944)	57
USD/JPY	02/12/2016	HSB	JPY	(589,460)	(4,947)	57
USD/JPY	02/16/2016	JPM	JPY	(391,010)	(3,282)	18
USD/JPY	02/16/2016	CIT	JPY	(780,830)	(6,554)	14
USD/JPY	02/17/2016	GSC	JPY	(391,640)	(3,287)	34
USD/JPY	02/17/2016	JPM	JPY	(391,200)	(3,284)	28
USD/JPY	02/25/2016	BCL	JPY	(195,560)	(1,642)	15
USD/JPY	02/26/2016	BCL	JPY	(2,019,878)	(16,958)	59
USD/JPY	02/29/2016	DUB	JPY	(130,803)	(1,098)	9
USD/JPY	03/09/2016	BCL	JPY	(474,193)	(3,983)	(7)
USD/JPY	03/22/2016	CIT	JPY	(816,260)	(6,858)	(71)
USD/JPY	03/24/2016	DUB	JPY	(405,843)	(3,410)	(30)
USD/JPY	03/28/2016	BCL	JPY	(414,600)	(3,484)	16
USD/KRW	05/07/2015	JPM	KRW	(4,162,521)	(3,747)	85
USD/KRW	05/08/2015	JPM	KRW	(28,282,171)	(25,461)	579
USD/KRW	06/17/2015	JPM	KRW	(8,201,200)	(7,374)	168
USD/MYR	04/01/2015	DUB	MYR	(21,881)	(5,908)	206
USD/MYR	04/02/2015	JPM	MYR	(24,139)	(6,518)	219
USD/MYR	04/08/2015	JPM	MYR	(9,302)	(2,510)	84
USD/MYR	05/06/2015	JPM	MYR	(32,395)	(8,719)	294
USD/MYR	06/22/2015	HSB	MYR	(12,670)	(3,397)	116
USD/MYR	07/01/2015	JPM	MYR	(15,270)	(4,091)	137
USD/MYR	07/02/2015	JPM	MYR	(10,889)	(2,917)	97
USD/MYR	07/03/2015	DUB	MYR	(3,918)	(1,050)	92
USD/MYR	07/07/2015	DUB	MYR	(9,925)	(2,658)	90
USD/MYR	08/06/2015	HSB	MYR	(25,190)	(6,731)	226
USD/MYR	10/01/2015	HSB	MYR	(25,332)	(6,743)	225
USD/MYR	10/26/2015	HSB	MYR	(4,831)	(1,284)	42
USD/MYR	10/26/2015	JPM	MYR	(4,768)	(1,267)	41
USD/MYR	01/11/2016	JPM	MYR	(6,501)	(1,721)	54
UYU/USD	11/12/2015	CIT	UYU	19,900	719	(43)
UYU/USD	11/20/2015	CIT	UYU	19,800	714	(41)
UYU/USD	12/01/2015	CIT	UYU	29,650	1,066	(87)
UYU/USD	03/09/2016	CIT	UYU	13,180	461	(18)
					$(995,670)	$127,919

JNL/Franklin Templeton International Small Cap Fund
SGD/USD	04/01/2015	CSI	SGD	70	$51	$—
SGD/USD	04/02/2015	CIT	SGD	76	55	—
					$106	$—

JNL/Franklin Templeton Mutual Shares Fund
EUR/USD	05/18/2015	SSB	EUR	387	$417	$(22)
GBP/USD	08/19/2015	BOA	GBP	2,604	3,860	(160)
GBP/USD	08/19/2015	HSB	GBP	824	1,222	(9)
KRW/USD	08/12/2015	BOA	KRW	167,995	151	(1)
USD/EUR	05/18/2015	SSB	EUR	(278)	(300)	48
USD/EUR	05/18/2015	CSI	EUR	(7,625)	(8,205)	1,317
USD/EUR	05/18/2015	HSB	EUR	(873)	(941)	134
USD/EUR	05/18/2015	BOA	EUR	(7,207)	(7,754)	1,245
USD/EUR	05/18/2015	DUB	EUR	(7,649)	(8,230)	1,322
USD/EUR	07/20/2015	HSB	EUR	(2,347)	(2,528)	184
USD/EUR	07/20/2015	BOA	EUR	(1,682)	(1,810)	124
USD/EUR	07/20/2015	SSB	EUR	(6,067)	(6,535)	509
USD/EUR	07/20/2015	CSI	EUR	(1,767)	(1,902)	135
USD/EUR	07/20/2015	DUB	EUR	(6,192)	(6,666)	508
USD/EUR	07/20/2015	BCL	EUR	(120)	(129)	6
USD/EUR	07/20/2015	HSB	EUR	(338)	(364)	(4)
USD/EUR	07/20/2015	SSB	EUR	(148)	(159)	(2)
USD/EUR	07/20/2015	DUB	EUR	(294)	(317)	(5)
USD/EUR	07/20/2015	BOA	EUR	(243)	(261)	(3)
USD/EUR	07/20/2015	CSI	EUR	(426)	(458)	(7)
USD/GBP	08/19/2015	BOA	GBP	(21,064)	(31,219)	1,015
USD/GBP	08/19/2015	CSI	GBP	(14,776)	(21,899)	709
USD/GBP	08/19/2015	HSB	GBP	(14,745)	(21,853)	706
USD/GBP	08/19/2015	DUB	GBP	(724)	(1,073)	39
USD/GBP	08/19/2015	SSB	GBP	(164)	(242)	10
USD/GBP	08/19/2015	MLP	GBP	(293)	(435)	(2)
USD/KRW	08/12/2015	HSB	KRW	(4,644,383)	(4,171)	13
USD/KRW	08/12/2015	HSB	KRW	(3,229,458)	(2,900)	(9)
USD/KRW	08/12/2015	DUB	KRW	(571,887)	(514)	3
USD/KRW	08/12/2015	BOA	KRW	(2,406,561)	(2,161)	3
USD/KRW	08/12/2015	CSI	KRW	(3,379,998)	(3,035)	11
USD/KRW	08/12/2015	MLP	KRW	(467,224)	(420)	3
USD/KRW	08/12/2015	MLP	KRW	(498,946)	(448)	(4)
USD/KRW	08/12/2015	CSI	KRW	(616,127)	(553)	—
					$(131,832)	$7,816

JNL/Goldman Sachs Core Plus Bond Fund
AUD/USD	06/17/2015	WBC	AUD	1,811	$1,373	$(49)
AUD/USD	06/17/2015	RBS	AUD	937	711	(2)
AUD/USD	06/17/2015	BOA	AUD	1,861	1,411	(15)
BRL/USD	04/02/2015	MSC	BRL	5,012	1,570	(131)
BRL/USD	04/02/2015	BCL	BRL	2,077	651	(56)
BRL/USD	04/02/2015	RBC	BRL	1,574	493	(29)
BRL/USD	04/02/2015	JPM	BRL	1,338	419	(2)
BRL/USD	04/02/2015	UBS	BRL	2,273	712	5
BRL/USD	04/02/2015	MSC	BRL	7,876	2,468	38
BRL/USD	04/02/2015	UBS	BRL	2,269	711	—
CAD/CHF	06/17/2015	WBC	CHF	(656)	(677)	(19)
CAD/USD	05/12/2015	WBC	CAD	2,245	1,772	(24)
CAD/USD	05/12/2015	CSI	CAD	1,315	1,038	(14)
CAD/USD	06/17/2015	RBC	CAD	3,564	2,811	(25)
CAD/USD	06/17/2015	SSB	CAD	904	713	8
CAD/USD	06/17/2015	RBC	CAD	904	713	7
CAD/USD	06/17/2015	DUB	CAD	905	714	7
CAD/USD	06/17/2015	JPM	CAD	1,816	1,432	5
CAD/USD	06/17/2015	CIT	CAD	895	706	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Foward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
CLP/USD	04/24/2015	CSI	CLP	452,036	$723	$12
COP/USD	04/13/2015	BOA	COP	1,856,746	713	9
EUR/GBP	06/17/2015	HSB	GBP	(1,913)	(2,836)	38
EUR/GBP	06/17/2015	BCL	GBP	(957)	(1,418)	15
EUR/GBP	06/17/2015	CIT	GBP	(479)	(710)	4
EUR/NOK	06/17/2015	HSB	NOK	(11,414)	(1,414)	2
EUR/SEK	06/17/2015	HSB	SEK	(11,955)	(1,390)	24
EUR/SEK	06/17/2015	JPM	SEK	(12,254)	(1,425)	16
EUR/USD	06/17/2015	MSC	EUR	3,989	4,294	62
EUR/USD	06/17/2015	HSB	EUR	1,512	1,628	22
EUR/USD	06/17/2015	UBS	EUR	4,023	4,330	79
EUR/USD	06/17/2015	BOA	EUR	2,637	2,838	3
EUR/USD	06/17/2015	BCL	EUR	2,374	2,556	(15)
EUR/USD	06/17/2015	JPM	EUR	2,600	2,798	(53)
EUR/USD	06/17/2015	BOA	EUR	1,302	1,401	(23)
EUR/USD	06/17/2015	UBS	EUR	1,321	1,422	(10)
GBP/EUR	06/17/2015	BNP	EUR	(1,324)	(1,425)	(38)
GBP/EUR	06/17/2015	BCL	EUR	(1,964)	(2,114)	19
GBP/USD	04/13/2015	CIT	GBP	3,340	4,955	(178)
GBP/USD	06/17/2015	BCL	GBP	917	1,359	(19)
HUF/EUR	06/17/2015	DUB	EUR	(1,274)	(1,371)	23
HUF/EUR	06/17/2015	BOA	EUR	(461)	(496)	13
IDR/USD	05/29/2015	CSI	IDR	6,886,932	519	(5)
INR/USD	04/13/2015	RBS	INR	241,860	3,856	(6)
INR/USD	04/13/2015	DUB	INR	88,506	1,411	7
INR/USD	04/15/2015	RBC	INR	27,957	446	3
INR/USD	04/20/2015	MSC	INR	38,993	621	5
INR/USD	04/20/2015	DUB	INR	38,993	621	5
INR/USD	04/27/2015	MSC	INR	35,374	562	(3)
INR/USD	04/27/2015	SCB	INR	53,221	846	(5)
INR/USD	04/27/2015	CSI	INR	44,739	711	(3)
JPY/USD	04/20/2015	BCL	JPY	204,964	1,709	(6)
JPY/USD	04/20/2015	WBC	JPY	134,682	1,123	(8)
JPY/USD	06/17/2015	WBC	JPY	171,370	1,430	16
JPY/USD	06/17/2015	UBS	JPY	171,757	1,434	14
JPY/USD	06/17/2015	JPM	JPY	170,116	1,420	(3)
JPY/USD	06/17/2015	BNP	JPY	170,170	1,420	(8)
JPY/USD	06/17/2015	HSB	JPY	170,565	1,424	(4)
JPY/USD	06/17/2015	SSB	JPY	337,282	2,815	(36)
KRW/USD	04/02/2015	BCL	KRW	1,584,981	1,429	24
KRW/USD	04/02/2015	BNP	KRW	1,665,127	1,501	(3)
KRW/USD	04/20/2015	BCL	KRW	1,595,961	1,438	29
MXN/USD	04/24/2015	DUB	MXN	8,495	556	(11)
MXN/USD	04/24/2015	BOA	MXN	21,099	1,381	(1)
MXN/USD	06/17/2015	RBS	MXN	47,572	3,103	(28)
MXN/USD	06/17/2015	CIT	MXN	22,038	1,437	32
MXN/USD	06/17/2015	SSB	MXN	36,727	2,395	49
MXN/USD	06/17/2015	JPM	MXN	33,654	2,195	21
MXN/USD	06/17/2015	BOA	MXN	33,813	2,205	30
MXN/USD	06/17/2015	DUB	MXN	10,710	699	(12)
MYR/USD	04/10/2015	WBC	MYR	4,943	1,334	(9)
NZD/USD	04/15/2015	WBC	NZD	1,328	991	(7)
NZD/USD	06/17/2015	DUB	NZD	3,828	2,841	36
PLN/EUR	06/17/2015	DUB	EUR	(668)	(719)	14
PLN/EUR	06/17/2015	BCL	EUR	(651)	(701)	6
PLN/EUR	06/17/2015	BOA	EUR	(651)	(701)	3
RUB/USD	04/13/2015	MSC	RUB	43,057	736	59
RUB/USD	04/20/2015	MSC	RUB	41,786	712	1
SEK/EUR	06/17/2015	HSB	EUR	(1,279)	(1,377)	(10)
SEK/EUR	06/17/2015	JPM	EUR	(1,330)	(1,432)	(21)
SEK/NZD	06/17/2015	BCL	NZD	(295)	(219)	1
SGD/USD	06/17/2015	SCB	SGD	1,950	1,418	10
TRY/USD	06/17/2015	RBS	TRY	3,782	1,427	17
TRY/USD	06/17/2015	CGM	TRY	2,019	762	2
TRY/USD	06/17/2015	MSC	TRY	3,693	1,393	16
TRY/USD	06/17/2015	CIT	TRY	1,848	697	(14)
TRY/USD	06/17/2015	JPM	TRY	1,865	704	(8)
USD/AUD	04/15/2015	WBC	AUD	(946)	(720)	17
USD/AUD	06/17/2015	BOA	AUD	(1,814)	(1,376)	26
USD/AUD	06/17/2015	CIT	AUD	(1,835)	(1,392)	4
USD/AUD	06/17/2015	WBC	AUD	(931)	(706)	(6)
USD/AUD	06/17/2015	UBS	AUD	(1,863)	(1,413)	(5)
USD/AUD	06/17/2015	BCL	AUD	(1,850)	(1,403)	(4)
USD/AUD	06/17/2015	WBC	AUD	(1,844)	(1,398)	14
USD/BRL	04/02/2015	HSB	BRL	(1,432)	(449)	46
USD/BRL	04/02/2015	UBS	BRL	(7,145)	(2,238)	167
USD/BRL	04/02/2015	DUB	BRL	(2,038)	(639)	69
USD/BRL	04/02/2015	MSC	BRL	(4,421)	(1,385)	30
USD/BRL	04/02/2015	UBS	BRL	(2,320)	(727)	(21)
USD/BRL	04/02/2015	RBC	BRL	(2,245)	(703)	8
USD/BRL	04/02/2015	MSC	BRL	(2,286)	(716)	(3)
USD/BRL	04/02/2015	HSB	BRL	(534)	(167)	(4)
USD/BRL	04/17/2015	HSB	BRL	(13,027)	(4,066)	775
USD/CAD	06/17/2015	JPM	CAD	(3,538)	(2,790)	23
USD/CAD	06/17/2015	RBC	CAD	(881)	(695)	9
USD/CAD	06/17/2015	CIT	CAD	(3,545)	(2,796)	26
USD/CAD	06/17/2015	RBS	CAD	(1,780)	(1,404)	1
USD/CAD	06/17/2015	UBS	CAD	(1,805)	(1,424)	(13)
USD/CAD	06/17/2015	BOA	CAD	(1,792)	(1,413)	(5)
USD/CAD	06/17/2015	RBC	CAD	(903)	(712)	(6)
USD/CAD	06/17/2015	CIT	CAD	(904)	(713)	(3)
USD/CNH	06/17/2015	HSB	CNH	(45,872)	(7,327)	(78)
USD/CNH	06/17/2015	JPM	CNH	(7,054)	(1,127)	(16)
USD/COP	04/10/2015	CSI	COP	(1,818,214)	(699)	5
USD/COP	04/13/2015	CSI	COP	(1,828,626)	(702)	—
USD/COP	04/13/2015	JPM	COP	(435,653)	(167)	(4)
USD/COP	04/24/2015	CSI	COP	(1,189,486)	(456)	(5)
USD/COP	04/30/2015	BOA	COP	(441,813)	(169)	3
USD/EUR	04/28/2015	BOA	EUR	(12,226)	(13,151)	173
USD/EUR	04/28/2015	CIT	EUR	(1,074)	(1,155)	15
USD/EUR	06/17/2015	BOA	EUR	(2,648)	(2,850)	(21)
USD/EUR	06/17/2015	CGM	EUR	(3,976)	(4,280)	(49)
USD/EUR	06/17/2015	BCL	EUR	(2,677)	(2,881)	(48)
USD/EUR	06/17/2015	SCB	EUR	(2,668)	(2,872)	(48)
USD/EUR	06/17/2015	BNP	EUR	(1,328)	(1,429)	(6)
USD/EUR	06/17/2015	DUB	EUR	(1,970)	(2,120)	44
USD/EUR	06/17/2015	BNP	EUR	(1,309)	(1,409)	14
USD/EUR	06/17/2015	CIT	EUR	(2,363)	(2,543)	27
USD/EUR	06/17/2015	BCL	EUR	(2,600)	(2,798)	53
USD/GBP	04/13/2015	JPM	GBP	(4,781)	(7,091)	239
USD/GBP	04/13/2015	CIT	GBP	(474)	(703)	3
USD/IDR	05/29/2015	UBS	IDR	(11,846,956)	(893)	7
USD/JPY	04/20/2015	WBC	JPY	(206,892)	(1,726)	6
USD/JPY	06/17/2015	CSI	JPY	(256,034)	(2,137)	(23)
USD/JPY	06/17/2015	JPM	JPY	(767,894)	(6,410)	(58)
USD/JPY	06/17/2015	RBC	JPY	(342,132)	(2,856)	(34)
USD/JPY	06/17/2015	DUB	JPY	(340,679)	(2,843)	(9)
USD/JPY	06/17/2015	HSB	JPY	(171,309)	(1,430)	(10)
USD/KRW	04/02/2015	JPM	KRW	(3,250,108)	(2,930)	24
USD/KRW	04/17/2015	RBS	KRW	(2,317,607)	(2,088)	(24)
USD/KRW	04/20/2015	DUB	KRW	(1,159,933)	(1,045)	(19)
USD/KRW	04/23/2015	CIT	KRW	(1,592,216)	(1,434)	(13)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Foward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
USD/KRW	04/27/2015	BCL	KRW	(1,571,280)	$(1,415)	$7
USD/KRW	04/27/2015	BNP	KRW	(1,665,127)	(1,500)	3
USD/MXN	04/24/2015	BCL	MXN	(65,259)	(4,272)	10
USD/MXN	06/17/2015	SSB	MXN	(21,892)	(1,428)	(7)
USD/MXN	06/25/2015	RBC	MXN	(15,766)	(1,028)	22
USD/MYR	04/10/2015	BCL	MYR	(5,256)	(1,418)	(4)
USD/MYR	04/23/2015	JPM	MYR	(5,280)	(1,423)	(2)
USD/MYR	04/24/2015	DUB	MYR	(5,304)	(1,429)	(8)
USD/MYR	04/30/2015	CIT	MYR	(2,627)	(707)	4
USD/MYR	05/05/2015	DUB	MYR	(5,327)	(1,434)	(3)
USD/NOK	05/13/2015	WBC	NOK	(3,954)	(490)	18
USD/NZD	06/17/2015	SSB	NZD	(3,798)	(2,818)	(49)
USD/NZD	06/17/2015	WBC	NZD	(1,877)	(1,393)	23
USD/NZD	06/17/2015	BCL	NZD	(295)	(219)	1
USD/PEN	04/13/2015	HSB	PEN	(2,194)	(707)	(5)
USD/RUB	04/13/2015	MSC	RUB	(43,057)	(736)	(34)
USD/RUB	04/20/2015	MSC	RUB	(44,333)	(755)	(49)
USD/RUB	04/30/2015	CSI	RUB	(84,448)	(1,431)	1
USD/SEK	05/13/2015	RBC	SEK	(11,288)	(1,312)	27
USD/SGD	06/17/2015	DUB	SGD	(3,857)	(2,805)	11
USD/SGD	06/17/2015	WBC	SGD	(2,686)	(1,953)	3
USD/SGD	06/17/2015	UBS	SGD	(1,092)	(794)	(3)
USD/THB	04/16/2015	DUB	THB	(32,516)	(999)	(15)
USD/TRY	06/17/2015	CIT	TRY	(3,730)	(1,407)	1
USD/TRY	06/17/2015	RBS	TRY	(5,620)	(2,120)	5
USD/TRY	06/17/2015	RBS	TRY	(5,657)	(2,135)	(18)
USD/TWD	04/23/2015	BCL	TWD	(44,699)	(1,429)	(8)
USD/TWD	05/04/2015	CIT	TWD	(44,735)	(1,430)	1
USD/TWD	05/08/2015	HSB	TWD	(53,021)	(1,695)	—
USD/TWD	05/08/2015	JPM	TWD	(35,427)	(1,132)	4
USD/ZAR	06/17/2015	MSC	ZAR	(8,705)	(709)	(7)
USD/ZAR	06/17/2015	SCB	ZAR	(23,699)	(1,930)	(32)
USD/ZAR	06/17/2015	DUB	ZAR	(8,884)	(723)	(16)
ZAR/USD	06/17/2015	MSC	ZAR	16,721	1,361	(33)
ZAR/USD	06/17/2015	SSB	ZAR	16,559	1,348	(35)
ZAR/USD	06/17/2015	RBS	ZAR	8,007	652	(17)
ZAR/USD	06/17/2015	SCB	ZAR	8,563	697	(14)
					$(73,552)	$968

JNL/Goldman Sachs Emerging Markets Debt Fund
BRL/USD	04/02/2015	HSB	BRL	7,719	$2,419	$(253)
BRL/USD	04/02/2015	MSC	BRL	7,009	2,196	(164)
BRL/USD	04/02/2015	BCL	BRL	4,612	1,445	(125)
BRL/USD	04/02/2015	RBC	BRL	4,717	1,478	(86)
BRL/USD	04/02/2015	JPM	BRL	2,845	891	(4)
BRL/USD	04/02/2015	CSI	BRL	4,762	1,492	11
BRL/USD	04/02/2015	MSC	BRL	14,971	4,691	74
BRL/USD	04/02/2015	CSI	BRL	4,800	1,504	—
CLP/USD	04/24/2015	CSI	CLP	947,047	1,514	26
COP/USD	04/13/2015	BOA	COP	3,884,926	1,492	19
COP/USD	04/17/2015	MLP	COP	2,401,965	922	(80)
EUR/USD	06/17/2015	MSC	EUR	5,562	5,987	87
EUR/USD	06/17/2015	CSI	EUR	2,780	2,992	65
EUR/USD	06/17/2015	HSB	EUR	2,764	2,975	42
EUR/USD	06/17/2015	BOA	EUR	2,741	2,950	3
EUR/USD	06/17/2015	JPM	EUR	1,392	1,498	(26)
EUR/USD	06/17/2015	BOA	EUR	1,394	1,500	(24)
HUF/EUR	06/17/2015	DUB	EUR	(2,801)	(3,015)	49
HUF/EUR	06/17/2015	BOA	EUR	(978)	(1,053)	27
HUF/USD	06/17/2015	BCL	HUF	394,841	1,411	38
HUF/USD	06/17/2015	BOA	HUF	238,793	853	2
HUF/USD	06/17/2015	DUB	HUF	385,042	1,376	(10)
IDR/USD	04/24/2015	HSB	IDR	8,910,585	678	(9)
IDR/USD	05/29/2015	CSI	IDR	20,673,939	1,558	(15)
INR/USD	04/13/2015	RBS	INR	239,855	3,824	(6)
INR/USD	04/13/2015	DUB	INR	191,890	3,059	15
INR/USD	04/15/2015	RBC	INR	21,364	340	2
INR/USD	04/20/2015	MSC	INR	181,027	2,881	21
INR/USD	04/20/2015	DUB	INR	153,107	2,437	18
INR/USD	04/27/2015	SCB	INR	226,039	3,592	(20)
INR/USD	04/27/2015	MSC	INR	130,388	2,072	(12)
INR/USD	04/27/2015	CSI	INR	95,932	1,525	(6)
KRW/USD	04/02/2015	BCL	KRW	3,366,250	3,034	50
KRW/USD	04/02/2015	BNP	KRW	478,651	431	(1)
KRW/USD	04/20/2015	BCL	KRW	3,304,737	2,977	60
KRW/USD	04/24/2015	CGM	KRW	3,094,102	2,787	(66)
MXN/USD	04/24/2015	JPM	MXN	15,229	997	23
MXN/USD	04/24/2015	BOA	MXN	5,426	355	—
MXN/USD	06/17/2015	RBS	MXN	105,685	6,893	(62)
MXN/USD	06/17/2015	SSB	MXN	77,993	5,087	104
MXN/USD	06/17/2015	DUB	MXN	35,002	2,283	55
MXN/USD	06/17/2015	CGM	MXN	46,805	3,053	69
MXN/USD	06/17/2015	BOA	MXN	71,805	4,683	64
MXN/USD	06/17/2015	JPM	MXN	52,222	3,406	32
MXN/USD	06/17/2015	DUB	MXN	22,655	1,478	(26)
MXN/USD	06/17/2015	MSC	MXN	30,250	1,973	—
MYR/USD	04/10/2015	WBC	MYR	15,829	4,271	(33)
MYR/USD	04/17/2015	WBC	MYR	30,815	8,308	(264)
MYR/USD	04/17/2015	CGM	MYR	6,630	1,788	(38)
MYR/USD	04/24/2015	BCL	MYR	9,886	2,664	(63)
MYR/USD	04/24/2015	DUB	MYR	46,999	12,664	(398)
MYR/USD	04/24/2015	JPM	MYR	9,426	2,540	(56)
MYR/USD	04/24/2015	BNP	MYR	2,622	707	(8)
NGN/USD	04/17/2015	SCB	NGN	116,385	581	48
NGN/USD	05/26/2015	BCL	NGN	171,793	846	70
NGN/USD	05/28/2015	HSB	NGN	79,380	391	31
NGN/USD	06/09/2015	BCL	NGN	62,484	306	24
NGN/USD	06/17/2015	JPM	NGN	231,349	1,129	89
PEN/USD	07/24/2015	CSI	PEN	7,641	2,419	8
PHP/USD	04/24/2015	BCL	PHP	98,923	2,210	(30)
PLN/EUR	06/17/2015	DUB	EUR	(1,399)	(1,506)	30
PLN/EUR	06/17/2015	BCL	EUR	(1,376)	(1,481)	14
PLN/EUR	06/17/2015	BOA	EUR	(1,397)	(1,504)	5
PLN/USD	06/17/2015	BCL	PLN	47,405	12,478	(117)
PLN/USD	06/17/2015	DUB	PLN	34,752	9,147	241
PLN/USD	06/17/2015	RBC	PLN	2,297	604	17
RON/USD	06/17/2015	HSB	RON	2,311	562	13
RON/USD	06/17/2015	DUB	RON	10,117	2,461	57
RUB/USD	04/13/2015	MSC	RUB	91,511	1,564	124
RUB/USD	04/17/2015	HSB	RUB	36,350	620	92
RUB/USD	04/17/2015	JPM	RUB	137,943	2,353	300
RUB/USD	04/17/2015	CSI	RUB	51,398	877	84
RUB/USD	04/20/2015	MSC	RUB	89,508	1,524	1
SGD/USD	06/17/2015	SCB	SGD	4,078	2,966	21
TRY/USD	06/17/2015	RBS	TRY	7,879	2,972	35
TRY/USD	06/17/2015	MSC	TRY	6,042	2,280	26
TRY/USD	06/17/2015	CGM	TRY	3,908	1,475	(29)
TRY/USD	06/17/2015	JPM	TRY	3,944	1,488	(16)
TRY/USD	06/17/2015	BOA	TRY	29,791	11,239	13
USD/BRL	04/02/2015	CSI	BRL	(4,810)	(1,507)	(43)
USD/BRL	04/02/2015	RBC	BRL	(9,255)	(2,900)	173
USD/BRL	04/02/2015	MSC	BRL	(9,358)	(2,932)	64

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
USD/BRL	04/02/2015	CSI	BRL	(11,596)	$(3,633)	$287
USD/BRL	04/02/2015	MSC	BRL	(4,909)	(1,538)	(7)
USD/BRL	04/02/2015	HSB	BRL	(451)	(141)	(4)
USD/BRL	04/02/2015	HSB	BRL	(11,053)	(3,463)	357
USD/BRL	04/17/2015	HSB	BRL	(23,445)	(7,317)	1,394
USD/BRL	04/17/2015	SSB	BRL	(1,775)	(554)	107
USD/CLP	04/17/2015	RBS	CLP	(187,680)	(300)	(8)
USD/CLP	04/17/2015	MSC	CLP	(403,764)	(646)	(6)
USD/CNH	05/11/2015	SCB	CNH	(3,484)	(559)	(1)
USD/CNH	06/17/2015	HSB	CNH	(90,882)	(14,516)	(151)
USD/CNH	06/17/2015	JPM	CNH	(25,808)	(4,122)	(60)
USD/COP	04/10/2015	CSI	COP	(3,992,839)	(1,534)	12
USD/COP	04/13/2015	JPM	COP	(2,346,119)	(901)	(20)
USD/COP	04/13/2015	CSI	COP	(3,964,627)	(1,523)	(1)
USD/COP	04/17/2015	MLP	COP	(958,585)	(368)	27
USD/COP	04/17/2015	CSI	COP	(2,104,085)	(808)	30
USD/COP	04/24/2015	CSI	COP	(2,469,441)	(947)	(10)
USD/COP	04/30/2015	BOA	COP	(929,862)	(356)	6
USD/COP	10/06/2015	CSI	COP	(928,068)	(349)	92
USD/COP	10/06/2015	DUB	COP	(697,235)	(263)	69
USD/EUR	04/28/2015	WBC	EUR	(476)	(512)	(11)
USD/EUR	04/28/2015	BOA	EUR	(1,550)	(1,667)	22
USD/EUR	06/17/2015	CGM	EUR	(5,552)	(5,976)	(68)
USD/EUR	06/17/2015	BCL	EUR	(2,803)	(3,018)	(51)
USD/EUR	06/17/2015	CSI	EUR	(8,815)	(9,488)	(124)
USD/EUR	06/17/2015	SCB	EUR	(2,763)	(2,974)	(49)
USD/EUR	06/17/2015	DUB	EUR	(1,655)	(1,781)	37
USD/HKD	04/15/2015	JPM	HKD	(5,468)	(705)	(2)
USD/HUF	06/17/2015	JPM	HUF	(158,890)	(568)	(6)
USD/HUF	06/17/2015	HSB	HUF	(369,863)	(1,321)	15
USD/IDR	04/24/2015	DUB	IDR	(26,445,642)	(2,012)	(26)
USD/IDR	04/24/2015	SCB	IDR	(113,243,541)	(8,618)	306
USD/IDR	04/24/2015	JPM	IDR	(22,846,031)	(1,739)	43
USD/IDR	04/24/2015	DUB	IDR	(47,642,166)	(3,625)	20
USD/IDR	05/29/2015	CSI	IDR	(12,963,052)	(977)	8
USD/ILS	05/06/2015	CSI	ILS	(9,266)	(2,329)	342
USD/ILS	05/06/2015	CGM	ILS	(8,414)	(2,114)	282
USD/JPY	06/17/2015	JPM	JPY	(536,036)	(4,474)	(43)
USD/KRW	04/02/2015	JPM	KRW	(3,844,901)	(3,466)	29
USD/KRW	04/17/2015	RBS	KRW	(6,994,943)	(6,302)	(73)
USD/KRW	04/20/2015	DUB	KRW	(3,489,836)	(3,144)	(56)
USD/KRW	04/23/2015	CGM	KRW	(3,302,084)	(2,974)	(27)
USD/KRW	04/27/2015	BCL	KRW	(3,702,785)	(3,335)	16
USD/KRW	04/27/2015	BNP	KRW	(478,651)	(431)	1
USD/MXN	04/24/2015	BCL	MXN	(46,473)	(3,042)	7
USD/MXN	06/04/2015	MLP	MXN	(11,265)	(735)	8
USD/MXN	06/11/2015	HSB	MXN	(34,905)	(2,277)	(45)
USD/MXN	06/11/2015	BCL	MXN	(16,531)	(1,079)	(21)
USD/MXN	06/17/2015	SSB	MXN	(45,401)	(2,961)	(14)
USD/MXN	06/17/2015	HSB	MXN	(26,611)	(1,736)	31
USD/MYR	04/10/2015	BCL	MYR	(10,928)	(2,949)	(9)
USD/MYR	04/23/2015	JPM	MYR	(10,950)	(2,951)	(4)
USD/MYR	04/24/2015	DUB	MYR	(11,001)	(2,964)	(17)
USD/MYR	04/24/2015	DUB	MYR	(3,555)	(958)	21
USD/MYR	04/30/2015	CGM	MYR	(5,611)	(1,511)	8
USD/MYR	05/05/2015	DUB	MYR	(11,235)	(3,024)	(6)
USD/PEN	04/13/2015	HSB	PEN	(4,663)	(1,503)	(11)
USD/PEN	04/24/2015	CSI	PEN	(4,505)	(1,449)	—
USD/PLN	06/17/2015	BCL	PLN	(4,970)	(1,308)	(31)
USD/PLN	06/17/2015	HSB	PLN	(9,130)	(2,403)	(28)
USD/RUB	04/13/2015	MSC	RUB	(91,511)	(1,564)	(72)
USD/RUB	04/20/2015	MSC	RUB	(91,932)	(1,566)	(102)
USD/RUB	04/30/2015	CSI	RUB	(177,977)	(3,016)	2
USD/SGD	06/17/2015	CSI	SGD	(1,508)	(1,097)	(4)
USD/SGD	06/17/2015	DUB	SGD	(9,059)	(6,589)	25
USD/SGD	06/17/2015	WBC	SGD	(5,841)	(4,248)	6
USD/THB	04/16/2015	DUB	THB	(69,060)	(2,121)	(32)
USD/THB	04/24/2015	DUB	THB	(94,163)	(2,891)	(20)
USD/THB	04/27/2015	DUB	THB	(24,463)	(751)	(2)
USD/TRY	06/17/2015	HSB	TRY	(33,897)	(12,788)	(44)
USD/TRY	06/17/2015	RBS	TRY	(11,884)	(4,483)	11
USD/TRY	06/17/2015	RBS	TRY	(11,667)	(4,401)	(35)
USD/TRY	06/17/2015	DUB	TRY	(5,360)	(2,022)	(5)
USD/TRY	06/17/2015	CGM	TRY	(8,197)	(3,092)	2
USD/TWD	04/23/2015	BCL	TWD	(92,701)	(2,963)	(16)
USD/TWD	05/04/2015	CGM	TWD	(94,347)	(3,015)	3
USD/TWD	05/08/2015	HSB	TWD	(118,918)	(3,801)	(1)
USD/TWD	05/08/2015	JPM	TWD	(79,457)	(2,540)	10
USD/ZAR	06/17/2015	DUB	ZAR	(18,471)	(1,504)	(34)
USD/ZAR	06/17/2015	SCB	ZAR	(55,026)	(4,479)	(67)
USD/ZAR	06/17/2015	CSI	ZAR	(13,051)	(1,062)	(15)
USD/ZAR	06/17/2015	MSC	ZAR	(18,501)	(1,506)	(14)
ZAR/USD	06/17/2015	MSC	ZAR	89,640	7,297	(178)
ZAR/USD	06/17/2015	SSB	ZAR	99,326	8,086	(207)
ZAR/USD	06/17/2015	RBS	ZAR	111,283	9,059	(237)
ZAR/USD	06/17/2015	SCB	ZAR	18,343	1,493	(30)
					$(13,277)	$1,977
JNL/Invesco Global Real Estate Fund
AUD/USD	04/02/2015	DUB	AUD	141	$107	$—
USD/SGD	04/01/2015	BCL	SGD	(565)	(412)	1
USD/SGD	04/02/2015	CIT	SGD	(1,016)	(740)	(1)
					$(1,045)	$—
JNL/Invesco International Growth Fund
CAD/USD	04/01/2015	GSC	CAD	553	$437	$(2)
CAD/USD	04/02/2015	IMP	CAD	24	19	—
USD/JPY	04/01/2015	BCL	JPY	(131,205)	(1,094)	7
					$(638)	$5
JNL/Invesco Mid Cap Value Fund
USD/GBP	04/17/2015	SSB	GBP	(2,872)	$(4,259)	$(21)
USD/GBP	04/17/2015	BNY	GBP	(2,869)	(4,256)	(21)
					$(8,515)	$(42)
JNL/Ivy Asset Strategy Fund
USD/EUR	04/13/2015	DUB	EUR	(113,478)	$(122,035)	$31
USD/EUR	04/13/2015	DUB	EUR	(7,941)	(8,540)	(55)
USD/JPY	04/13/2015	DUB	JPY	(12,099,295)	(100,900)	(959)
					$(231,475)	$(983)
JNL/JPMorgan International Value Fund
AUD/USD	05/29/2015	ANZ	AUD	32,506	$24,677	$(393)
AUD/USD	05/29/2015	CSI	AUD	5,095	3,868	(104)
CAD/USD	05/29/2015	BCL	CAD	1,409	1,112	(2)
CHF/USD	05/29/2015	WBC	CHF	5,444	5,615	(215)
CHF/USD	05/29/2015	HSB	CHF	3,119	3,217	(80)
CHF/USD	05/29/2015	ANZ	CHF	2,169	2,237	(58)
CHF/USD	05/29/2015	GSC	CHF	2,562	2,642	(43)
DKK/USD	05/29/2015	BNP	DKK	15,057	2,171	(155)
DKK/USD	05/29/2015	DUB	DKK	13,003	1,875	23

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/JPMorgan International Value Fund (continued)
EUR/USD	05/29/2015	ANZ	EUR	3,998	$4,302	$58
EUR/USD	05/29/2015	GSC	EUR	2,167	2,332	(47)
GBP/USD	05/29/2015	UBS	GBP	22,441	33,276	(1,344)
HKD/USD	05/29/2015	BCL	HKD	7,390	953	—
HKD/USD	05/29/2015	CSI	HKD	16,323	2,105	1
HKD/USD	05/29/2015	ANZ	HKD	21,438	2,765	2
JPY/GBP	05/29/2015	SSB	GBP	(1,752)	(2,598)	90
JPY/USD	05/29/2015	WBC	JPY	196,440	1,639	(5)
JPY/USD	05/29/2015	MSC	JPY	236,581	1,974	(8)
JPY/USD	05/29/2015	DUB	JPY	284,407	2,373	24
JPY/USD	05/29/2015	CSI	JPY	172,901	1,443	18
SEK/USD	05/29/2015	DUB	SEK	49,704	5,776	(140)
SEK/USD	05/29/2015	GSC	SEK	55,284	6,425	(81)
SGD/USD	05/29/2015	BCL	SGD	7,707	5,608	(42)
USD/CHF	05/29/2015	DUB	CHF	(18,119)	(18,688)	462
USD/CHF	05/29/2015	DUB	CHF	(1,749)	(1,804)	(63)
USD/CHF	05/29/2015	SSB	CHF	(1,723)	(1,777)	(57)
USD/DKK	05/29/2015	UBS	DKK	(27,289)	(3,935)	216
USD/EUR	05/29/2015	WBC	EUR	(3,511)	(3,778)	223
USD/EUR	05/29/2015	CSI	EUR	(22,985)	(24,734)	1,353
USD/EUR	05/29/2015	HSB	EUR	(1,843)	(1,984)	116
USD/EUR	05/29/2015	ANZ	EUR	(1,384)	(1,489)	79
USD/EUR	05/29/2015	GSC	EUR	(2,697)	(2,902)	150
USD/EUR	05/29/2015	SGB	EUR	(1,667)	(1,794)	104
USD/EUR	05/29/2015	CSI	EUR	(5,761)	(6,200)	(83)
USD/EUR	05/29/2015	UBS	EUR	(1,724)	(1,855)	49
USD/GBP	05/29/2015	DUB	GBP	(1,054)	(1,563)	57
USD/GBP	05/29/2015	CSI	GBP	(2,091)	(3,100)	2
USD/GBP	05/29/2015	MSC	GBP	(1,179)	(1,749)	5
USD/GBP	05/29/2015	SSB	GBP	(1,325)	(1,965)	(11)
USD/GBP	05/29/2015	SSB	GBP	(2,271)	(3,367)	10
USD/GBP	05/29/2015	BCL	GBP	(1,319)	(1,955)	(26)
USD/HKD	05/29/2015	DUB	HKD	(52,578)	(6,781)	(5)
USD/JPY	05/29/2015	BCL	JPY	(1,059,266)	(8,839)	34
USD/JPY	05/29/2015	SGB	JPY	(201,746)	(1,683)	2
USD/JPY	05/29/2015	BNP	JPY	(202,209)	(1,687)	(18)
USD/JPY	05/29/2015	SSB	JPY	(353,465)	(2,949)	(34)
USD/JPY	05/29/2015	MSC	JPY	(264,564)	(2,208)	(12)
USD/NOK	05/29/2015	UBS	NOK	(21,273)	(2,636)	149
					$4,365	$201
JNL/Mellon Capital Management European 30 Fund
EUR/USD	04/01/2015	UBS	EUR	138	$148	$(2)
EUR/USD	04/02/2015	UBS	EUR	59	64	—
					$212	$(2)
JNL/Mellon Capital Pacific Rim 30 Fund
AUD/USD	04/02/2015	BCL	AUD	530	$403	$(1)
HKD/USD	04/02/2015	BCL	HKD	4,129	533	—
JPY/USD	04/02/2015	BCL	JPY	193,541	1,614	3
NZD/USD	04/02/2015	HSB	NZD	127	95	—
SGD/USD	04/02/2015	BCL	SGD	662	482	1
					$3,127	$3
JNL/Mellon Capital International Index Fund
AUD/USD	06/17/2015	CCI	AUD	1,650	$1,252	$3
AUD/USD	06/17/2015	HSB	AUD	1,245	944	3
AUD/USD	06/17/2015	BCL	AUD	145	110	—
AUD/USD	06/17/2015	RBC	AUD	583	442	(1)
EUR/USD	06/17/2015	HSB	EUR	4,996	5,378	45
EUR/USD	06/17/2015	GSC	EUR	755	812	13
EUR/USD	06/17/2015	RBC	EUR	612	658	5
EUR/USD	06/17/2015	CCI	EUR	1,188	1,279	15
EUR/USD	06/17/2015	RBC	EUR	792	852	(5)
GBP/USD	06/17/2015	GSC	GBP	2,693	3,993	(69)
GBP/USD	06/17/2015	CCI	GBP	1,154	1,711	(29)
GBP/USD	06/17/2015	RBC	GBP	1,160	1,719	(9)
GBP/USD	06/17/2015	RBC	GBP	203	300	2
JPY/USD	06/17/2015	JPM	JPY	519,200	4,334	48
JPY/USD	06/17/2015	RBC	JPY	124,055	1,036	9
JPY/USD	06/17/2015	BCL	JPY	46,460	387	5
USD/AUD	06/17/2015	RBC	AUD	(1,805)	(1,369)	38
USD/AUD	06/17/2015	UBS	AUD	(597)	(453)	14
USD/EUR	06/17/2015	GSC	EUR	(1,314)	(1,414)	(19)
USD/EUR	06/17/2015	BOA	EUR	(293)	(315)	5
USD/EUR	06/17/2015	CCI	EUR	(2,442)	(2,629)	56
USD/EUR	06/17/2015	GSC	EUR	(1,014)	(1,091)	23
USD/GBP	06/17/2015	RBC	GBP	(2,222)	(3,293)	21
USD/GBP	06/17/2015	BOA	GBP	(139)	(207)	1
USD/GBP	06/17/2015	CCI	GBP	(764)	(1,133)	4
USD/JPY	06/17/2015	RBC	JPY	(120,960)	(1,009)	(8)
USD/JPY	06/17/2015	BCL	JPY	(15,730)	(131)	—
USD/JPY	06/17/2015	RBC	JPY	(225,462)	(1,882)	10
USD/JPY	06/17/2015	CCI	JPY	(94,950)	(793)	6
					$9,488	$186
JNL/Mellon Capital Global Alpha Fund
AUD/USD	06/17/2015	GSC	AUD	262	$199	$(6)
CAD/USD	06/17/2015	HSB	CAD	263	207	1
CAD/USD	06/17/2015	CCI	CAD	1,052	830	4
CAD/USD	06/17/2015	HSB	CAD	586	463	(6)
CAD/USD	06/17/2015	GSC	CAD	286	226	(3)
EUR/USD	06/17/2015	HSB	EUR	329	354	4
EUR/USD	06/17/2015	CCI	EUR	1,315	1,416	16
EUR/USD	06/17/2015	HSB	EUR	1,173	1,261	(21)
EUR/USD	06/17/2015	GSC	EUR	910	980	(15)
JPY/USD	06/17/2015	BCL	JPY	595,078	4,967	55
JPY/USD	06/17/2015	GSC	JPY	113,746	949	(7)
NOK/USD	06/17/2015	BOA	NOK	388	48	—
NOK/USD	06/17/2015	GSC	NOK	456	57	—
NOK/USD	06/17/2015	CCI	NOK	4,519	560	3
NOK/USD	06/17/2015	HSB	NOK	1,130	140	1
NZD/USD	06/17/2015	CCI	NZD	5,888	4,370	71
NZD/USD	06/17/2015	DUB	NZD	2,693	1,999	51
NZD/USD	06/17/2015	BOA	NZD	2,328	1,728	55
NZD/USD	06/17/2015	UBS	NZD	721	535	17
NZD/USD	06/17/2015	HSB	NZD	2,633	1,954	60
SEK/USD	06/17/2015	HSB	SEK	2,907	337	(6)
USD/AUD	06/17/2015	HSB	AUD	(3,836)	(2,909)	(9)
USD/AUD	06/17/2015	CCI	AUD	(5,085)	(3,856)	(10)
USD/CAD	06/17/2015	BOA	CAD	(5,371)	(4,237)	24
USD/CAD	06/17/2015	CCI	CAD	(1,894)	(1,494)	1
USD/CAD	06/17/2015	GSC	CAD	(2,500)	(1,972)	(15)
USD/CHF	06/17/2015	CCI	CHF	(2,878)	(2,971)	(75)
USD/CHF	06/17/2015	UBS	CHF	(4,901)	(5,059)	(73)
USD/EUR	06/17/2015	HSB	EUR	(292)	(314)	—
USD/EUR	06/17/2015	HSB	EUR	(1,700)	(1,830)	(6)
USD/EUR	06/17/2015	CCI	EUR	(1,312)	(1,412)	—
USD/GBP	06/17/2015	GSC	GBP	(1,699)	(2,520)	37
USD/GBP	06/17/2015	CCI	GBP	(621)	(921)	16
USD/GBP	06/17/2015	CCI	GBP	(1,318)	(1,954)	(16)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/Mellon Capital Global Alpha Fund (continued)
USD/GBP	06/17/2015	HSB	GBP	(329)	$(488)	$(3)
USD/JPY	06/17/2015	HSB	JPY	(15,393)	(128)	(1)
USD/JPY	06/17/2015	CCI	JPY	(61,573)	(514)	(4)
USD/NZD	06/17/2015	HSB	NZD	(1,490)	(1,106)	24
USD/SEK	06/17/2015	HSB	SEK	(1,383)	(161)	1
USD/SEK	06/17/2015	BOA	SEK	(3,937)	(458)	3
USD/SEK	06/17/2015	CCI	SEK	(6,385)	(742)	(7)
USD/SEK	06/17/2015	HSB	SEK	(1,596)	(186)	(2)
					$(11,652)	$159
JNL/Oppenheimer Global Growth Fund
USD/JPY	04/01/2015	MSC	JPY	(320)	$(3)	$—
JNL/PIMCO Real Return Fund
AUD/USD	04/02/2015	MSC	AUD	4,494	$3,423	$(23)
AUD/USD	04/02/2015	JPM	AUD	6,231	4,746	(23)
BRL/USD	04/02/2015	JPM	BRL	98,608	30,896	(2,972)
BRL/USD	04/02/2015	BNP	BRL	13,749	4,308	117
BRL/USD	04/02/2015	MSC	BRL	2,712	850	20
BRL/USD	04/02/2015	MSC	BRL	6,712	2,103	(18)
BRL/USD	05/05/2015	JPM	BRL	98,954	30,731	208
BRL/USD	05/05/2015	BNP	BRL	6,712	2,084	1
CAD/USD	04/02/2015	CSI	CAD	7,700	6,080	(69)
EUR/USD	04/02/2015	BNP	EUR	4,143	4,455	(242)
EUR/USD	04/02/2015	UBS	EUR	19,647	21,125	(1,219)
EUR/USD	04/02/2015	CIT	EUR	1,960	2,107	(23)
EUR/USD	05/06/2015	UBS	EUR	15,857	17,058	(372)
GBP/USD	04/02/2015	CIT	GBP	42,797	63,485	(34)
INR/USD	04/13/2015	JPM	INR	2,427,848	38,703	589
INR/USD	06/26/2015	UBS	INR	1,076,095	16,883	(47)
JPY/USD	04/02/2015	BOA	JPY	5,171,455	43,119	(146)
MXN/USD	05/05/2015	BOA	MXN	3,827	250	(10)
MXN/USD	05/05/2015	CIT	MXN	3,695	242	(5)
MXN/USD	05/05/2015	JPM	MXN	1,881	123	(3)
MXN/USD	05/05/2015	BCL	MXN	3,762	246	(3)
MYR/USD	04/13/2015	BOA	MYR	40,523	10,930	(298)
NZD/USD	04/02/2015	UBS	NZD	16,518	12,349	(259)
PLN/USD	07/30/2015	JPM	PLN	11,643	3,061	(40)
USD/AUD	04/02/2015	CIT	AUD	(10,033)	(7,642)	151
USD/BRL	04/02/2015	BNP	BRL	(6,712)	(2,103)	(2)
USD/BRL	04/02/2015	CSI	BRL	(16,115)	(5,049)	(129)
USD/BRL	04/02/2015	JPM	BRL	(98,954)	(31,005)	(226)
USD/BRL	07/02/2015	DUB	BRL	(6,827)	(2,081)	435
USD/BRL	04/04/2016	JPM	BRL	(99,786)	(28,123)	2,837
USD/CAD	04/02/2015	CIT	CAD	(7,700)	(6,080)	79
USD/CAD	05/06/2015	CSI	CAD	(7,700)	(6,077)	69
USD/EUR	04/02/2015	UBS	EUR	(15,857)	(17,050)	372
USD/EUR	04/02/2015	BNP	EUR	(3,330)	(3,581)	(32)
USD/EUR	04/02/2015	BNP	EUR	(4,572)	(4,916)	218
USD/EUR	04/02/2015	JPM	EUR	(1,991)	(2,141)	(37)
USD/EUR	04/07/2015	MSC	EUR	(280,698)	(301,840)	15,001
USD/EUR	05/06/2015	MSC	EUR	(2,552)	(2,745)	73
USD/EUR	05/06/2015	BNP	EUR	(2,631)	(2,830)	24
USD/GBP	04/02/2015	BOA	GBP	(1,467)	(2,176)	(8)
USD/GBP	04/02/2015	DUB	GBP	(41,330)	(61,309)	2,798
USD/GBP	04/07/2015	MSC	GBP	(4,075)	(6,045)	99
USD/GBP	05/06/2015	CIT	GBP	(42,797)	(63,470)	36
USD/INR	04/13/2015	UBS	INR	(1,076,095)	(17,154)	8
USD/JPY	04/02/2015	BOA	JPY	(5,171,455)	(43,119)	182
USD/JPY	05/08/2015	BOA	JPY	(5,171,455)	(43,142)	140
USD/KRW	05/18/2015	CSI	KRW	(7,977,396)	(7,179)	57
USD/MXN	04/22/2015	CSI	MXN	(494,698)	(32,388)	1,317
USD/MXN	05/05/2015	CIT	MXN	(65,498)	(4,285)	86
USD/MXN	05/05/2015	DUB	MXN	(9,615)	(629)	11
USD/MXN	05/05/2015	BOA	MXN	(44,055)	(2,882)	58
USD/MXN	05/05/2015	CSI	MXN	(41,946)	(2,744)	50
USD/MXN	05/05/2015	CIT	MXN	(13,139)	(859)	(3)
USD/MXN	05/05/2015	BCL	MXN	(108,986)	(7,129)	152
USD/MXN	05/05/2015	JPM	MXN	(26,652)	(1,743)	9
USD/MXN	05/05/2015	CSI	MXN	(26,042)	(1,703)	(28)
USD/MXN	05/14/2015	CIT	MXN	(480,459)	(31,407)	1,159
USD/MYR	04/13/2015	BCL	MYR	(40,201)	(10,843)	151
USD/NZD	04/02/2015	UBS	NZD	(16,518)	(12,349)	50
USD/NZD	05/06/2015	UBS	NZD	(16,518)	(12,306)	260
					$(468,767)	$20,546
JNL/PIMCO Total Return Bond Fund
AUD/USD	04/02/2015	CIT	AUD	5,442	$4,145	$(50)
AUD/USD	04/02/2015	BOA	AUD	14,023	10,681	32
AUD/USD	04/02/2015	UBS	AUD	1,794	1,366	(49)
BRL/USD	04/01/2015	MSC	BRL	32,192	10,087	(368)
BRL/USD	04/02/2015	JPM	BRL	40,485	12,685	(1,417)
BRL/USD	04/02/2015	BNP	BRL	27,008	8,463	(187)
BRL/USD	04/02/2015	UBS	BRL	32,192	10,087	(224)
BRL/USD	04/02/2015	MSC	BRL	458,227	143,575	3,101
BRL/USD	04/02/2015	DUB	BRL	142,021	44,499	524
BRL/USD	04/02/2015	JPM	BRL	60,625	18,996	139
BRL/USD	04/02/2015	CSI	BRL	111,180	34,836	521
BRL/USD	04/06/2015	CSI	BRL	88,815	27,799	(713)
BRL/USD	05/05/2015	CIT	BRL	88,815	27,582	682
BRL/USD	01/03/2018	JPM	BRL	652	169	(21)
CAD/USD	04/02/2015	CSI	CAD	29,000	22,897	(260)
EUR/USD	04/02/2015	BNP	EUR	5,715	6,145	(304)
EUR/USD	04/02/2015	DUB	EUR	12,899	13,870	(772)
EUR/USD	04/02/2015	CIT	EUR	32,852	35,324	(2,003)
EUR/USD	04/02/2015	BCL	EUR	2,425	2,607	(100)
EUR/USD	04/02/2015	UBS	EUR	139,166	149,638	(3,264)
EUR/USD	06/15/2015	JPM	EUR	6,751	7,266	(1,760)
EUR/USD	06/15/2015	BCL	EUR	7,573	8,151	(1,967)
EUR/USD	06/15/2015	CSI	EUR	18,938	20,384	(5,006)
EUR/USD	06/15/2015	BNP	EUR	6,420	6,910	(1,696)
EUR/USD	06/15/2015	CIT	EUR	9,811	10,560	(2,420)
EUR/USD	06/15/2015	UBS	EUR	2,653	2,856	(641)
EUR/USD	06/15/2015	BOA	EUR	891	959	(205)
EUR/USD	06/15/2015	DUB	EUR	4,511	4,855	(1,010)
EUR/USD	06/13/2016	BOA	EUR	1,754	1,906	(463)
EUR/USD	06/13/2016	DUB	EUR	10,256	11,147	(2,716)
GBP/USD	04/02/2015	BOA	GBP	774	1,148	(43)
ILS/USD	04/14/2015	BNP	ILS	951	239	2
ILS/USD	04/14/2015	BOA	ILS	43,300	10,881	(123)
ILS/USD	06/11/2015	CIT	ILS	1,754	441	(3)
INR/USD	04/13/2015	UBS	INR	1,284,233	20,472	32
INR/USD	06/26/2015	CIT	INR	202,509	3,177	(31)
INR/USD	06/26/2015	UBS	INR	278,519	4,370	(12)
JPY/USD	04/02/2015	JPM	JPY	487,300	4,063	(19)
JPY/USD	04/02/2015	BNP	JPY	803,400	6,699	(60)
JPY/USD	04/02/2015	UBS	JPY	1,264,300	10,542	96
JPY/USD	04/02/2015	CIT	JPY	4,401,800	36,701	(36)
JPY/USD	04/02/2015	MSC	JPY	22,750,065	189,687	(594)
MXN/USD	04/01/2015	BNP	MXN	190,193	12,469	(169)
MXN/USD	05/05/2015	BOA	MXN	18,752	1,227	(51)
MXN/USD	05/05/2015	UBS	MXN	56,938	3,724	(155)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
JNL/PIMCO Total Return Bond Fund (continued)
MXN/USD	05/05/2015	BCL	MXN	18,204	$1,191	$(35)
MXN/USD	05/05/2015	MSC	MXN	35,490	2,321	(65)
MXN/USD	05/05/2015	CIT	MXN	185,936	12,161	(335)
MXN/USD	05/05/2015	DUB	MXN	51,720	3,383	(54)
MXN/USD	05/05/2015	CSI	MXN	18,092	1,184	(24)
MXN/USD	05/05/2015	BNP	MXN	242,696	15,875	(315)
MXN/USD	05/05/2015	CIT	MXN	71,121	4,653	35
SAR/USD	08/03/2015	MSC	SAR	6,691	1,784	4
USD/AUD	04/02/2015	CIT	AUD	(23,180)	(17,655)	350
USD/BRL	04/01/2015	UBS	BRL	(32,192)	(10,087)	228
USD/BRL	04/02/2015	JPM	BRL	(67,903)	(21,277)	1,536
USD/BRL	04/02/2015	BOA	BRL	(13,523)	(4,237)	407
USD/BRL	04/02/2015	DUB	BRL	(75,929)	(23,791)	1,311
USD/BRL	04/02/2015	DUB	BRL	(2,955)	(926)	(19)
USD/BRL	04/02/2015	JPM	BRL	(458,227)	(143,575)	(3,036)
USD/BRL	04/02/2015	MSC	BRL	(244,616)	(76,645)	(774)
USD/BRL	04/02/2015	BNP	BRL	(8,581)	(2,689)	(12)
USD/BRL	04/06/2015	CIT	BRL	(88,815)	(27,799)	(684)
USD/BRL	05/05/2015	JPM	BRL	(60,625)	(18,828)	(128)
USD/BRL	07/02/2015	DUB	BRL	(16,142)	(4,920)	1,030
USD/BRL	10/02/2015	CIT	BRL	(14,500)	(4,292)	832
USD/BRL	10/02/2015	BCL	BRL	(21,500)	(6,364)	1,247
USD/BRL	10/02/2015	UBS	BRL	(269,500)	(79,766)	23,360
USD/BRL	10/02/2015	BNP	BRL	(11,000)	(3,256)	1,130
USD/BRL	10/02/2015	CSI	BRL	(89,700)	(26,549)	(336)
USD/BRL	10/02/2015	DUB	BRL	(142,600)	(42,206)	(407)
USD/BRL	01/05/2016	DUB	BRL	(10,375)	(2,995)	605
USD/BRL	01/05/2016	JPM	BRL	(21,800)	(6,293)	145
USD/BRL	04/04/2016	MSC	BRL	(524,400)	(147,795)	(2,613)
USD/BRL	04/04/2016	CSI	BRL	(126,200)	(35,568)	(463)
USD/BRL	01/03/2018	BNP	BRL	(652)	(169)	22
USD/CAD	04/02/2015	BNP	CAD	(29,000)	(22,897)	306
USD/CAD	05/06/2015	CSI	CAD	(29,000)	(22,887)	259
USD/EUR	04/02/2015	UBS	EUR	(50,090)	(53,859)	3,108
USD/EUR	04/02/2015	BNP	EUR	(9,903)	(10,648)	186
USD/EUR	04/02/2015	CIT	EUR	(67,233)	(72,292)	821
USD/EUR	04/02/2015	BNP	EUR	(36,382)	(39,120)	(220)
USD/EUR	04/02/2015	JPM	EUR	(1,973)	(2,121)	(37)
USD/EUR	04/02/2015	MSC	EUR	(19,248)	(20,696)	(303)
USD/EUR	04/02/2015	CIT	EUR	(8,228)	(8,847)	(115)
USD/EUR	04/07/2015	MSC	EUR	(119,695)	(128,711)	6,397
USD/EUR	05/06/2015	UBS	EUR	(139,166)	(149,708)	3,261
USD/EUR	06/15/2015	BNP	EUR	(8,240)	(8,869)	2,306
USD/EUR	06/15/2015	CSI	EUR	(15,051)	(16,200)	4,228
USD/EUR	06/15/2015	BCL	EUR	(10,450)	(11,248)	2,950
USD/EUR	06/15/2015	BOA	EUR	(18,329)	(19,728)	5,192
USD/EUR	06/15/2015	MSC	EUR	(14,549)	(15,660)	4,284
USD/EUR	06/15/2015	CIT	EUR	(10,279)	(11,064)	2,988
USD/EUR	08/07/2015	DUB	EUR	(8,500)	(9,157)	2,228
USD/EUR	08/07/2015	BOA	EUR	(8,800)	(9,480)	2,289
USD/EUR	06/13/2016	BOA	EUR	(44,424)	(48,281)	12,477
USD/EUR	06/13/2016	DUB	EUR	(15,830)	(17,204)	4,470
USD/EUR	06/27/2016	BCL	EUR	(11,124)	(12,097)	3,199
USD/EUR	06/27/2016	BOA	EUR	(10,052)	(10,931)	2,909
USD/GBP	04/02/2015	BNP	GBP	(2,056)	(3,050)	1
USD/GBP	04/07/2015	MSC	GBP	(23,768)	(35,256)	575
USD/ILS	04/14/2015	DUB	ILS	(23,806)	(5,983)	73
USD/ILS	04/14/2015	JPM	ILS	(5,507)	(1,384)	24
USD/ILS	04/14/2015	BOA	ILS	(10,943)	(2,750)	27
USD/ILS	04/14/2015	BNP	ILS	(3,908)	(982)	(1)
USD/ILS	04/14/2015	BOA	ILS	(86)	(22)	—
USD/ILS	06/11/2015	BOA	ILS	(259,949)	(65,334)	761
USD/ILS	06/11/2015	CIT	ILS	(74,466)	(18,716)	(40)
USD/INR	04/13/2015	JPM	INR	(655,849)	(10,455)	(159)
USD/INR	04/13/2015	UBS	INR	(278,519)	(4,440)	2
USD/JPY	04/02/2015	BOA	JPY	(29,015,565)	(241,927)	1,021
USD/JPY	04/02/2015	DUB	JPY	(691,300)	(5,764)	(33)
USD/JPY	05/07/2015	BCL	JPY	(33,200,000)	(276,965)	5,516
USD/JPY	05/08/2015	MSC	JPY	(22,750,065)	(189,790)	571
USD/JPY	08/07/2015	CSI	JPY	(1,412,512)	(11,800)	2,100
USD/JPY	08/07/2015	BOA	JPY	(507,406)	(4,239)	761
USD/MXN	04/01/2015	DUB	MXN	(81,456)	(5,340)	63
USD/MXN	04/01/2015	MSC	MXN	(100,011)	(6,557)	77
USD/MXN	04/01/2015	MSC	MXN	(8,727)	(572)	(5)
USD/MXN	04/22/2015	CSI	MXN	(513,327)	(33,607)	1,366
USD/MXN	04/30/2015	DUB	MXN	(76,550)	(5,009)	114
USD/MXN	04/30/2015	JPM	MXN	(7,814)	(511)	11
USD/MXN	04/30/2015	MSC	MXN	(68,278)	(4,468)	80
USD/MXN	05/05/2015	BCL	MXN	(84,326)	(5,516)	149
USD/MXN	05/05/2015	BCL	MXN	(99,784)	(6,527)	(124)
USD/MXN	05/05/2015	MSC	MXN	(31,448)	(2,057)	19
USD/MXN	05/05/2015	BNP	MXN	(190,193)	(12,441)	168
USD/MXN	05/05/2015	CIT	MXN	(96,641)	(6,321)	54
USD/MXN	06/09/2015	DUB	MXN	(76,783)	(5,010)	(42)
USD/SAR	08/03/2015	MSC	SAR	(6,691)	(1,784)	(4)
					$(1,395,127)	$75,467
JNL/S&P International 5 Fund
CAD/USD	04/02/2015	UBS	CAD	32	$25	$—
EUR/USD	04/02/2015	UBS	EUR	12	13	—
					$38	$—
JNL/Scout Unconstrained Bond Fund
AUD/USD	04/08/2015	JPM	AUD	25,650	$19,530	$(2,034)
BRL/USD	04/06/2015	JPM	BRL	285,770	89,444	(19,339)
BRL/USD	09/11/2015	JPM	BRL	57,500	17,132	(440)
CAD/USD	08/31/2015	JPM	CAD	17,550	13,831	(208)
EUR/USD	09/08/2015	JPM	EUR	9,400	10,132	(398)
MXN/USD	09/02/2015	JPM	MXN	106,300	6,894	(133)
USD/BRL	04/06/2015	JPM	BRL	(285,770)	(89,445)	16,231
USD/EUR	09/08/2015	JPM	EUR	(9,400)	(10,132)	348
					$57,386	$(5,973)
JNL/T.Rowe Price Short-Term Bond Fund
USD/MXN	05/06/2015	BCL	MXN	(122,880)	$(8,037)	$193
USD/MXN	05/06/2015	JPM	MXN	(61,025)	(3,991)	63
USD/MXN	05/06/2015	BCL	MXN	(63,595)	(4,160)	(71)
USD/MXN	05/06/2015	RBS	MXN	(68,100)	(4,454)	(9)
					$(20,642)	$176

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.06%	03/17/2020	PLN	10,806	$—	$28
DUB	6-Month Poland Warsaw Interbank Offered Rate	Paying	2.05%	03/19/2020	PLN	3,602	—	9
							$—	$37
JNL/Franklin Templeton Global Multisector Bond Fund
JPM	3-Month LIBOR	Receiving	3.02%	08/22/2023		67,670	$—	$(6,097)
JPM	3-Month LIBOR	Receiving	3.85%	08/22/2043		38,670	—	(12,313)
							$—	$(18,410)
JNL/Goldman Sachs Core Plus Bond Fund
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.92%	11/19/2018	MYR	3,800	$—	$(7)
CIT	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.45%	11/15/2023	MYR	2,400	—	(21)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.88%	11/14/2018	MYR	3,430	—	(5)
DUB	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.49%	08/14/2023	MYR	860	—	(8)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.97%	12/11/2018	MYR	3,110	—	(7)
JPM	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	4.33%	09/26/2023	MYR	1,500	—	(9)
MSC	3-Month Kuala Lumpur Interbank Offered Rate	Receiving	3.93%	11/20/2018	MYR	4,490	—	(9)
CIT	Brazil Interbank Deposit Rate	Paying	10.73%	01/04/2021	BRL	2,860	—	(56)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	08/08/2023	KRW	5,431,490	—	(568)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	610,090	—	(65)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	12/23/2023	KRW	1,925,780	—	(207)
CIT	Korean Won 3-Month Certificate of Deposit	Receiving	3.47%	01/07/2024	KRW	336,440	—	(37)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/15/2017	KRW	9,863,860	—	128
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.56%	08/19/2023	KRW	768,920	—	(87)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.18%	10/29/2017	KRW	4,841,110	—	54
MSC	Korean Won 3-Month Certificate of Deposit	Receiving	3.49%	08/16/2023	KRW	596,300	—	(64)
RBS	U.K. Retail Price Index	Receiving	3.10%	12/11/2024	GBP	2,200	—	(107)
RBS	U.K. Retail Price Index	Paying	3.35%	12/11/2029	GBP	2,200	—	173
RBS	U.K. Retail Price Index	Paying	3.56%	12/11/2039	GBP	1,710	—	239
RBS	U.K. Retail Price Index	Receiving	3.56%	12/11/2044	GBP	1,710	—	(287)
							$—	$(950)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.50%	05/31/2018	ZAR	29,580	$—	$(35)
CIT	3-Month South African Johannesburg Interbank Rate	Paying	6.62%	05/30/2020	ZAR	31,000	—	(72)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.52%	05/31/2018	ZAR	23,000	—	(26)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.53%	05/31/2018	ZAR	29,590	—	(32)
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.10%	06/07/2018	ZAR	45,200	—	11
DUB	3-Month South African Johannesburg Interbank Rate	Paying	7.11%	06/07/2018	ZAR	28,175	—	7
DUB	3-Month South African Johannesburg Interbank Rate	Paying	6.58%	11/04/2019	ZAR	70,980	—	(143)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	—	56
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.91%	11/17/2016	THB	58,750	—	4
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.80%	11/25/2016	THB	121,560	—	1
CIT	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/15/2016	THB	181,440	—	11
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.87%	11/19/2016	THB	142,490	—	8
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.87%	01/08/2017	THB	256,040	—	8
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.99%	01/26/2017	THB	143,350	—	14
DUB	Bloomberg Thailand 6-Month Reference Rate	Paying	1.92%	03/10/2017	THB	269,370	—	11
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.81%	11/24/2016	THB	38,360	—	1
JPM	Bloomberg Thailand 6-Month Reference Rate	Paying	1.89%	12/22/2016	THB	196,950	—	10
MSC	Bloomberg Thailand 6-Month Reference Rate	Paying	1.82%	11/28/2016	THB	82,480	—	2
CGM	Brazil Interbank Deposit Rate	Paying	11.50%	01/02/2017	BRL	9,210	—	(68)
CIT	Brazil Interbank Deposit Rate	Receiving	12.64%	01/04/2016	BRL	28,520	—	(85)
CSI	Brazil Interbank Deposit Rate	Paying	12.58%	01/02/2017	BRL	12,970	—	(30)
CSI	Brazil Interbank Deposit Rate	Paying	11.12%	01/02/2018	BRL	6,120	—	(74)
CSI	Brazil Interbank Deposit Rate	Paying	12.44%	01/04/2021	BRL	13,100	—	(28)
DUB	Brazil Interbank Deposit Rate	Paying	8.28%	01/04/2016	BRL	19,340	—	(373)
DUB	Brazil Interbank Deposit Rate	Paying	10.37%	01/04/2016	BRL	16,960	—	(117)
DUB	Brazil Interbank Deposit Rate	Paying	10.35%	01/04/2016	BRL	5,430	—	(38)
DUB	Brazil Interbank Deposit Rate	Paying	11.23%	01/04/2016	BRL	4,540	—	(22)
DUB	Brazil Interbank Deposit Rate	Receiving	12.00%	01/04/2016	BRL	25,150	—	64
DUB	Brazil Interbank Deposit Rate	Receiving	13.16%	01/04/2016	BRL	57,870	—	30

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
DUB	Brazil Interbank Deposit Rate	Paying	12.84%	01/02/2017	BRL	23,020	$—	$(35)
DUB	Brazil Interbank Deposit Rate	Paying	11.15%	01/02/2018	BRL	5,510	—	(65)
DUB	Brazil Interbank Deposit Rate	Paying	12.37%	01/02/2018	BRL	13,240	—	(53)
DUB	Brazil Interbank Deposit Rate	Paying	12.09%	01/04/2021	BRL	10,500	—	(57)
DUB	Brazil Interbank Deposit Rate	Paying	12.90%	01/04/2021	BRL	3,870	—	8
DUB	Brazil Interbank Deposit Rate	Paying	11.91%	01/04/2021	BRL	8,990	—	(65)
DUB	Brazil Interbank Deposit Rate	Paying	11.65%	01/04/2021	BRL	1,720	—	(17)
JPM	Brazil Interbank Deposit Rate	Receiving	12.29%	01/02/2017	BRL	13,430	—	54
JPM	Brazil Interbank Deposit Rate	Paying	12.48%	01/04/2021	BRL	10,050	—	(18)
MSC	Brazil Interbank Deposit Rate	Receiving	11.41%	01/04/2021	BRL	5,650	—	68
MSS	Brazil Interbank Deposit Rate	Paying	11.78%	01/04/2021	BRL	11,000	—	(94)
BOA	Chilean Interbank Rate	Receiving	4.03%	07/31/2019	CLP	1,142,730	—	(21)
BOA	Chilean Interbank Rate	Receiving	5.36%	06/07/2023	CLP	563,340	—	(72)
CIT	Chilean Interbank Rate	Receiving	5.01%	09/30/2018	CLP	773,210	—	(56)
CIT	Chilean Interbank Rate	Receiving	4.65%	03/13/2019	CLP	472,440	—	(26)
CSI	Chilean Interbank Rate	Receiving	3.86%	03/28/2016	CLP	1,844,100	—	(22)
CSI	Chilean Interbank Rate	Receiving	3.85%	03/31/2016	CLP	1,495,400	—	(17)
CSI	Chilean Interbank Rate	Receiving	3.64%	07/28/2017	CLP	437,060	—	(3)
CSI	Chilean Interbank Rate	Receiving	4.66%	03/13/2019	CLP	240,470	—	(14)
CSI	Chilean Interbank Rate	Receiving	4.54%	03/26/2019	CLP	139,000	—	(7)
DUB	Chilean Interbank Rate	Receiving	4.00%	07/28/2019	CLP	538,830	—	(8)
MSC	Chilean Interbank Rate	Receiving	4.64%	03/12/2019	CLP	442,780	—	(25)
MSC	Chilean Interbank Rate	Receiving	4.35%	04/15/2019	CLP	394,200	—	(18)
BOA	Colombian Interbank Rate	Receiving	4.85%	12/04/2019	COP	526,020	—	2
CIT	Colombian Interbank Rate	Receiving	5.92%	04/16/2024	COP	1,425,330	—	(3)
CSI	Colombian Interbank Rate	Receiving	5.11%	04/15/2019	COP	6,436,410	—	(14)
CSI	Colombian Interbank Rate	Receiving	5.35%	06/18/2019	COP	2,630,330	—	(13)
CSI	Colombian Interbank Rate	Receiving	4.90%	12/04/2019	COP	512,770	—	2
CSI	Colombian Interbank Rate	Receiving	6.06%	05/02/2024	COP	980,390	—	(6)
DUB	Colombian Interbank Rate	Receiving	5.32%	06/17/2019	COP	1,798,820	—	(8)
JPM	Colombian Interbank Rate	Receiving	5.19%	04/22/2019	COP	3,198,610	—	(10)
JPM	Colombian Interbank Rate	Receiving	4.88%	12/04/2019	COP	811,500	—	3
CIT	Indian Rupee MIBOR	Receiving	7.55%	03/02/2016	INR	662,820	—	20
CIT	Indian Rupee MIBOR	Receiving	6.64%	02/10/2020	INR	260,590	—	83
CIT	Indian Rupee MIBOR	Receiving	6.70%	03/20/2020	INR	271,670	—	71
DUB	Indian Rupee MIBOR	Receiving	7.66%	03/03/2016	INR	1,173,210	—	23
DUB	Indian Rupee MIBOR	Receiving	6.84%	03/10/2020	INR	298,600	—	50
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	—	(579)
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	—	(954)
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.88%	03/07/2017	KRW	10,270,520	—	214
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	10/06/2017	KRW	16,891,160	—	213
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.24%	10/14/2017	KRW	1,609,170	—	20
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	5,210,010	—	58
CIT	Korean Won 3-Month Certificate of Deposit	Paying	2.94%	07/11/2024	KRW	5,124,840	—	373
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.85%	03/03/2017	KRW	3,631,280	—	74
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/06/2017	KRW	11,723,370	—	150
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	7,761,040	—	100
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/15/2017	KRW	4,527,410	—	59
DUB	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	3,780,820	—	42
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	—	(473)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	—	(588)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.39%	01/08/2023	KRW	18,000,000	—	(954)
DUB	Korean Won 3-Month Certificate of Deposit	Paying	3.27%	04/30/2024	KRW	10,900,000	—	1,058
HSB	Korean Won 3-Month Certificate of Deposit	Receiving	3.18%	06/19/2023	KRW	1,813,810	—	(152)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.45%	01/15/2024	KRW	1,694,090	—	(184)
JPM	Korean Won 3-Month Certificate of Deposit	Receiving	3.38%	01/27/2024	KRW	1,390,320	—	(144)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.45%	10/13/2017	KRW	7,880,280	—	101
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/13/2017	KRW	1,350,900	—	17
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	19
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.25%	10/14/2017	KRW	1,475,970	—	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
MSC	Korean Won 3-Month Certificate of Deposit	Paying	2.17%	10/28/2017	KRW	1,981,600	$—	$22
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	—	654
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	—	250
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	—	346
DUB	Mexican Interbank Rate	Paying	8.70%	06/11/2027	MXN	75,500	—	261
JPM	Mexican Interbank Rate	Receiving	5.18%	10/02/2017	MXN	40,000	—	(46)
JPM	Mexican Interbank Rate	Receiving	6.15%	05/28/2024	MXN	15,700	—	(16)
							$—	$(1,308)
JNL/PIMCO Real Return Fund
UBS	Brazil Interbank Deposit Rate	Paying	12.36%	01/02/2018	BRL	31,300	$(87)	$(28)
BOA	Eurozone HICP	Receiving	0.75%	12/10/2019	EUR	1,200	1	3
JPM	Eurozone HICP	Receiving	0.70%	12/15/2018	EUR	2,300	(2)	(2)
BNP	U.K. Retail Price Index	Paying	3.13%	12/15/2024	GBP	2,900	—	154
BOA	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	1,100	5	145
BOA	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	1,000	(20)	156
BOA	U.K. Retail Price Index	Paying	3.55%	12/11/2044	GBP	1,600	1	262
BOA	U.K. Retail Price Index	Paying	3.33%	01/12/2045	GBP	1,600	(1)	(2)
BOA	U.K. Retail Price Index	Paying	3.28%	01/12/2045	GBP	400	5	(5)
CIT	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	400	(14)	68
CIT	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	500	(16)	84
CIT	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	400	(14)	69
CSI	U.K. Retail Price Index	Paying	3.10%	12/11/2024	GBP	5,600	89	184
CSI	U.K. Retail Price Index	Paying	3.53%	09/23/2044	GBP	1,000	(5)	161
CSI	U.K. Retail Price Index	Paying	3.53%	09/23/2044	GBP	1,100	(10)	182
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	2,100	33	254
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	600	(20)	102
CSI	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	700	(23)	118
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	400	2	65
CSI	U.K. Retail Price Index	Paying	3.55%	11/15/2044	GBP	400	(1)	67
CSI	U.K. Retail Price Index	Paying	3.53%	12/15/2044	GBP	1,500	12	212
CSI	U.K. Retail Price Index	Paying	3.45%	12/15/2044	GBP	1,200	(4)	115
JPM	U.K. Retail Price Index	Paying	3.53%	09/23/2044	GBP	2,500	4	387
MSS	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	1,000	8	128
MSS	U.K. Retail Price Index	Paying	3.50%	10/15/2044	GBP	700	(19)	115
UBS	U.K. Retail Price Index	Paying	2.95%	01/12/2025	GBP	2,700	—	42
BBP	US CPURNSA	Receiving	1.91%	04/17/2017		15,400	—	(543)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		22,600	—	(809)
BBP	US CPURNSA	Receiving	2.18%	08/21/2017		20,600	(13)	(724)
BNP	US CPURNSA	Receiving	1.83%	11/29/2016		400	—	(11)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		10,200	11	(593)
BNP	US CPURNSA	Receiving	2.25%	07/15/2017		5,800	13	(344)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		6,200	38	(642)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	130	(841)
BNP	US CPURNSA	Receiving	2.50%	07/15/2022		7,300	104	(815)
CIT	US CPURNSA	Receiving	2.25%	07/15/2017		16,600	4	(951)
DUB	US CPURNSA	Receiving	1.94%	10/07/2016		22,000	—	(694)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		2,000	(1)	(55)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		3,800	(1)	(108)
DUB	US CPURNSA	Receiving	1.83%	11/29/2016		6,100	—	(174)
DUB	US CPURNSA	Receiving	1.85%	11/29/2016		23,700	—	(689)
DUB	US CPURNSA	Receiving	1.93%	02/10/2017		30,900	—	(883)
DUB	US CPURNSA	Receiving	2.32%	11/16/2017		12,300	—	(733)
DUB	US CPURNSA	Receiving	2.50%	07/15/2022		5,700	129	(685)
DUB	US CPURNSA	Receiving	2.56%	05/08/2023		11,800	—	(1,168)
							$338	$(8,426)
JNL/PIMCO Total Return Bond Fund
BOA	Mexican Interbank Rate	Paying	6.92%	11/28/2029	MXN	34,200	$—	$152
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	15,100	—	2
							$—	$154

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
N/A	3-Month LIBOR	Receiving	1.03%	03/11/2017		87,580	$(416)
N/A	3-Month LIBOR	Paying	0.99%	03/17/2017		174,140	(686)
N/A	3-Month LIBOR	Paying	0.97%	03/17/2017		43,510	(154)
N/A	3-Month LIBOR	Paying	1.08%	04/07/2017		174,480	(930)
N/A	3-Month LIBOR	Paying	1.88%	03/11/2020		35,630	605
N/A	3-Month LIBOR	Paying	2.18%	03/17/2025		19,140	266
N/A	3-Month LIBOR	Paying	2.16%	03/17/2025		9,570	113
N/A	3-Month LIBOR	Paying	2.23%	03/17/2025		19,170	361
N/A	3-Month LIBOR	Paying	2.22%	04/07/2025		37,830	642
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.48%	02/05/2020	NZD	5,209	(25)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.60%	02/09/2020	NZD	10,458	(8)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.60%	02/09/2020	NZD	8,920	(10)
N/A	6-Month Australian Bank Bill Short Term Rate	Paying	2.89%	06/12/2020	AUD	4,258	88
							$(154)
JNL/Franklin Templeton Global Multisector Bond Fund
N/A	3-Month LIBOR	Receiving	0.93%	10/17/2017		104,370	$152
N/A	3-Month LIBOR	Receiving	2.79%	03/31/2024		6,980	(483)
N/A	3-Month LIBOR	Receiving	2.73%	07/07/2024		73,570	(4,732)
N/A	3-Month LIBOR	Receiving	1.91%	01/22/2025		36,540	356
N/A	3-Month LIBOR	Paying	1.97%	01/23/2025		45,670	216
N/A	3-Month LIBOR	Receiving	1.97%	01/27/2025		26,950	120
N/A	3-Month LIBOR	Receiving	1.94%	01/29/2025		6,740	52
N/A	3-Month LIBOR	Receiving	1.94%	01/30/2025		5,710	42
N/A	3-Month LIBOR	Receiving	1.82%	02/03/2025		8,990	170
N/A	3-Month LIBOR	Receiving	1.98%	03/27/2025		5,750	28
N/A	3-Month LIBOR	Receiving	1.99%	03/27/2025		5,750	24
N/A	3-Month LIBOR	Receiving	3.49%	03/31/2044		3,320	(797)
							$(4,852)
JNL/Goldman Sachs Core Plus Bond Fund
N/A	3-Month Canada Bankers Acceptance	Paying	2.50%	12/18/2024	CAD	6,720	$58
N/A	3-Month Canada Bankers Acceptance	Paying	2.75%	06/17/2025	CAD	1,190	(4)
N/A	3-Month LIBOR	Paying	0.75%	03/19/2016		124,500	364
N/A	3-Month LIBOR	Paying	1.25%	06/17/2017		11,260	50
N/A	3-Month LIBOR	Receiving	2.25%	06/17/2020		14,050	(178)
N/A	3-Month LIBOR	Receiving	2.50%	06/17/2022		14,400	(221)
N/A	3-Month LIBOR	Paying	4.50%	12/19/2023		20,600	451
N/A	3-Month LIBOR	Paying	2.75%	06/17/2025		4,240	94
N/A	3-Month LIBOR	Receiving	2.25%	06/17/2030		14,000	(385)
N/A	3-Month LIBOR	Receiving	2.50%	02/03/2045		3,800	6
N/A	3-Month LIBOR	Receiving	3.25%	06/17/2045		2,090	(89)
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.50%	06/17/2020	NZD	2,370	1
N/A	3-Month New Zealand Bank Bill Forward Rate Agreement	Paying	3.75%	06/17/2025	NZD	820	7
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	4.50%	12/18/2024	AUD	19,060	(43)
N/A	6-Month Australian Bank Bill Short Term Rate	Receiving	3.00%	06/17/2025	AUD	4,510	(96)
N/A	6-Month Euribor	Paying	0.75%	06/17/2020	EUR	6,560	4
N/A	6-Month Euribor	Receiving	1.50%	12/18/2024	EUR	28,580	(279)
N/A	6-Month Euribor	Paying	1.10%	02/20/2025	EUR	6,140	55
N/A	6-Month Euribor	Paying	1.15%	02/27/2025	EUR	24,110	282
N/A	6-Month Euribor	Paying	1.50%	06/17/2025	EUR	6,050	(96)
N/A	6-Month Euribor	Receiving	1.50%	02/20/2030	EUR	8,080	(142)
N/A	6-Month Euribor	Receiving	1.35%	02/27/2030	EUR	22,260	(722)
N/A	6-Month Euribor	Receiving	1.40%	02/27/2035	EUR	6,400	365
N/A	6-Month Euribor	Receiving	1.50%	02/03/2045	EUR	5,200	(565)
N/A	6-Month Norway Interbank Offered Rate	Paying	1.00%	05/11/2017	NOK	188,070	(40)
N/A	6-Month Norway Interbank Offered Rate	Receiving	3.50%	12/18/2024	NOK	51,005	(31)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.25%	12/19/2023	JPY	7,299,305	20
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.90%	02/20/2025	JPY	802,070	—
N/A	British Bankers’ Association Yen LIBOR	Paying	0.75%	06/17/2025	JPY	1,546,700	64
N/A	British Bankers’ Association Yen LIBOR	Paying	1.70%	02/20/2030	JPY	1,038,380	37

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
N/A	British Bankers’ Association Yen LIBOR	Paying	1.75%	02/03/2045	JPY	1,368,000	$102
N/A	British Bankers’ Association Yen LIBOR	Paying	1.50%	06/17/2045	JPY	818,090	121
N/A	London-Interbank Offered Rate	Receiving	1.75%	06/17/2017	GBP	6,740	(43)
N/A	London-Interbank Offered Rate	Receiving	1.50%	06/17/2025	GBP	380	(21)
N/A	London-Interbank Offered Rate	Receiving	2.00%	06/17/2045	GBP	6,105	(209)
N/A	Stockholm Interbank Offered Rate	Receiving	0.50%	06/17/2020	SEK	52,810	3
N/A	Stockholm Interbank Offered Rate	Receiving	1.50%	06/17/2025	SEK	4,700	(13)
							$(1,093)
JNL/Goldman Sachs Emerging Markets Debt Fund
N/A	3-Month LIBOR	Receiving	1.75%	06/17/2018		3,300	$(29)
N/A	3-Month LIBOR	Paying	2.00%	06/18/2019		41,100	641
N/A	3-Month LIBOR	Paying	2.25%	06/17/2020		1,300	23
N/A	3-Month LIBOR	Receiving	2.50%	06/17/2022		21,300	(310)
N/A	3-Month LIBOR	Receiving	2.75%	06/17/2025		2,050	(27)
N/A	3-Month LIBOR	Receiving	2.25%	06/17/2030		8,900	(246)
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.64%	06/13/2019	ZAR	38,210	64
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.28%	09/05/2019	ZAR	11,760	4
N/A	3-Month South African Johannesburg Interbank Rate	Paying	7.31%	09/08/2019	ZAR	59,630	26
N/A	3-Month South African Johannesburg Interbank Rate	Receiving	7.89%	12/18/2024	ZAR	13,610	(15)
N/A	Mexican Interbank Rate	Receiving	3.73%	07/24/2015	MXN	286,300	1
N/A	Mexican Interbank Rate	Receiving	3.57%	08/27/2015	MXN	289,120	(8)
N/A	Mexican Interbank Rate	Paying	3.51%	09/11/2015	MXN	240,120	1
N/A	Mexican Interbank Rate	Receiving	5.96%	11/20/2024	MXN	22,850	7
N/A	Mexican Interbank Rate	Receiving	5.66%	01/24/2025	MXN	27,480	55
N/A	Mexican Interbank Rate	Paying	5.75%	06/04/2025	MXN	16,030	4
							$191
JNL/PIMCO Real Return Fund
N/A	3-Month Canada Bankers Acceptance	Paying	1.25%	09/18/2017	CAD	12,900	$(2)
N/A	3-Month LIBOR	Receiving	3.00%	12/17/2024		69,100	630
N/A	3-Month LIBOR	Paying	2.75%	06/17/2025		53,400	(514)
N/A	3-Month LIBOR	Paying	3.25%	06/17/2045		2,200	(121)
N/A	6-Month Euribor	Receiving	0.55%	01/17/2016	EUR	160,800	(788)
N/A	6-Month Euribor	Receiving	2.00%	01/29/2024	EUR	3,100	(533)
N/A	6-Month Euribor	Paying	0.75%	09/16/2025	EUR	66,500	(394)
N/A	London-Interbank Offered Rate	Paying	1.25%	06/17/2017	GBP	140,300	(297)
N/A	London-Interbank Offered Rate	Paying	2.00%	09/16/2025	GBP	12,100	68
N/A	London-Interbank Offered Rate	Paying	2.00%	06/17/2045	GBP	8,200	(16)
N/A	London-Interbank Offered Rate	Paying	2.00%	09/16/2045	GBP	21,900	(166)
N/A	Mexican Interbank Rate	Paying	4.04%	02/03/2017	MXN	1,549,700	(56)
N/A	Mexican Interbank Rate	Paying	5.68%	11/09/2021	MXN	121,100	(178)
N/A	Mexican Interbank Rate	Paying	5.56%	11/11/2021	MXN	9,000	(18)
N/A	Mexican Interbank Rate	Receiving	5.75%	12/06/2021	MXN	58,600	49
N/A	Mexican Interbank Rate	Paying	6.71%	09/20/2029	MXN	135,600	94
							$(2,242)
JNL/PIMCO Total Return Bond Fund
N/A	3-Month LIBOR	Receiving	0.67%	04/17/2016		513,300	$(118)
N/A	3-Month LIBOR	Paying	0.75%	06/17/2016		237,700	(137)
N/A	3-Month LIBOR	Paying	1.05%	10/19/2016		268,400	(553)
N/A	3-Month LIBOR	Receiving	1.00%	04/17/2017		569,500	(507)
N/A	3-Month LIBOR	Paying	1.25%	06/17/2017		60,700	(102)
N/A	3-Month LIBOR	Paying	1.50%	09/16/2017		161,600	(776)
N/A	3-Month LIBOR	Receiving	1.78%	12/02/2019		258,900	(1,892)
N/A	3-Month LIBOR	Receiving	1.85%	12/04/2019		50,400	(374)
N/A	3-Month LIBOR	Receiving	1.75%	03/19/2020		62,200	(1,053)
N/A	3-Month LIBOR	Receiving	2.55%	10/16/2024		70,600	(817)
N/A	3-Month LIBOR	Receiving	2.75%	06/19/2043		83,900	(246)
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		4,400	(1,229)
N/A	3-Month LIBOR	Receiving	2.80%	12/18/2043		178,300	(24,200)
N/A	3-Month LIBOR	Paying	3.50%	12/17/2044		2,800	(53)
N/A	3-Month LIBOR	Paying	2.50%	06/15/2045		31,400	(21)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Interest Rate Swap Agreements

Centrally Cleared Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Fund (continued)
N/A	6-Month Euribor	Paying	9.50%	03/25/2025	EUR	200	$(9)
N/A	London-Interbank Offered Rate	Receiving	1.50%	09/18/2016	GBP	3,500	(2)
N/A	London-Interbank Offered Rate	Receiving	1.59%	10/05/2016	GBP	84,700	(994)
N/A	London-Interbank Offered Rate	Paying	1.50%	09/16/2017	GBP	114,200	(359)
N/A	London-Interbank Offered Rate	Receiving	1.88%	10/05/2017	GBP	34,700	(903)
N/A	London-Interbank Offered Rate	Paying	1.50%	12/16/2017	GBP	105,300	(277)
N/A	Mexican Interbank Rate	Receiving	3.42%	06/05/2015	MXN	758,000	(9)
N/A	Mexican Interbank Rate	Paying	3.54%	08/31/2015	MXN	560,000	(7)
N/A	Mexican Interbank Rate	Receiving	3.61%	12/18/2015	MXN	700,000	16
N/A	Mexican Interbank Rate	Paying	3.96%	05/16/2016	MXN	878,600	4
N/A	Mexican Interbank Rate	Paying	4.04%	02/03/2017	MXN	535,800	(22)
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	116,000	(31)
N/A	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	56,700	(70)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	23,900	2
N/A	Mexican Interbank Rate	Paying	5.43%	01/13/2020	MXN	75,400	(75)
N/A	Mexican Interbank Rate	Receiving	5.27%	02/05/2020	MXN	1,077,600	(12)
N/A	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	—
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	28,300	(39)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	469,000	428
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	185,200	(4)
N/A	Mexican Interbank Rate	Paying	5.43%	11/17/2021	MXN	1,217,600	(1,172)
N/A	Mexican Interbank Rate	Paying	5.92%	12/08/2021	MXN	29,700	30
N/A	Mexican Interbank Rate	Paying	5.80%	12/10/2021	MXN	13,700	(1)
N/A	Mexican Interbank Rate	Paying	5.85%	12/21/2021	MXN	72,900	1
N/A	Mexican Interbank Rate	Paying	5.38%	01/07/2022	MXN	100,800	(210)
N/A	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	300	—
N/A	Mexican Interbank Rate	Paying	6.92%	09/10/2029	MXN	429,400	27
N/A	Mexican Interbank Rate	Paying	6.71%	09/20/2029	MXN	17,000	3
N/A	Mexican Interbank Rate	Paying	6.41%	11/07/2029	MXN	94,000	7
N/A	Mexican Interbank Rate	Paying	6.71%	11/30/2029	MXN	83,000	231
N/A	Mexican Interbank Rate	Paying	6.03%	12/31/2029	MXN	2,600	(6)
N/A	Mexican Interbank Rate	Paying	6.62%	02/18/2030	MXN	16,000	31
N/A	Mexican Interbank Rate	Paying	6.81%	06/19/2034	MXN	195,900	286
							$(35,214)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments

March 31, 2015

Schedule of Over the Counter Cross Currency Swap Agreements

Counterparty	Receive Rate	Pay Rate(8)	Expiration Date	Notional Amount Received(1)		Notional Amount Delivered(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
BOA	Fixed rate of 1.23%	Fixed rate of 0.10%	03/15/2017	USD	5,865	JPY	(705,750)	$(21)
JNL/Goldman Sachs Emerging Markets Debt Fund
CIT	3-Month South African Johannesburg Interbank Rate + 0.38%	3-Month LIBOR	05/13/2024	ZAR	7,150	USD	(690)	$(102)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	05/23/2019	ZAR	11,408	USD	(1,096)	(155)
DUB	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	07/15/2024	ZAR	8,850	USD	(826)	(93)
DUB	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/12/2024	ZAR	14,740	USD	(1,418)	(206)
DUB	Fixed rate of 11.48%	3-Month LIBOR	03/13/2016	TRY	5,490	USD	(2,465)	(290)
DUB	Fixed rate of 8.05%	3-Month LIBOR	12/04/2016	TRY	11,900	USD	(5,339)	(705)
DUB	Fixed rate of 8.08%	3-Month LIBOR	12/05/2016	TRY	6,325	USD	(2,830)	(371)
MSC	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	07/17/2024	ZAR	7,920	USD	(742)	(88)
MSC	3-Month South African Johannesburg Interbank Rate + 0.30%	3-Month LIBOR	08/12/2024	ZAR	14,750	USD	(1,379)	(164)
MSC	3-Month South African Johannesburg Interbank Rate + 0.39%	3-Month LIBOR	05/13/2024	ZAR	14,790	USD	(1,427)	(211)
								$(2,385)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	$70	$—	$—	$—
BOA	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	80	(1)	(1)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	390	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	70	(1)	—	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(6)	(1)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	760	(10)	(2)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	730	(9)	(2)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	320	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	470	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	920	(12)	(6)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	330	(4)	(3)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	400	(5)	(1)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	630	(9)	(2)	(7)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	70	(1)	—	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	200	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,030	(36)	—	(36)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	320	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	280	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	700	(9)	(4)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	190	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	420	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	870	(11)	(6)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	430	(5)	(3)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	210	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(2)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	400	(5)	(5)	—
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	330	(4)	(5)	1
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	460	(6)	(2)	(4)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	30	—	—	—
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	180	(2)	(1)	(1)
					$16,160	$(202)	$(80)	$(122)
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.IG.16	N/A	1.00%	06/20/2016	$(425)	$5	1	$4
JNL/Goldman Sachs Emerging Markets Debt Fund
Credit default swap agreements - purchase protection (2)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$270	$(4)	(1)	$(3)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	540	(7)	(2)	(5)
BBP	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	170	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	660	(9)	(5)	(4)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(7)	(4)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,320	(17)	(3)	(14)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	130	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	850	(11)	(1)	(10)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	1,120	(14)	(3)	(11)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	800	(11)	(3)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	350	(4)	(1)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	750	(9)	(4)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	230	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	810	(10)	(5)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	420	(6)	(3)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	560	(8)	(5)	(3)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Emerging Markets Debt Fund (continued)
Credit default swap agreements - purchase protection (2) (continued)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	$560	$(7)	$(5)	$(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	230	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	340	(4)	(2)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	3,770	(46)	—	(46)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	220	(3)	(1)	(2)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,040	(12)	(3)	(9)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	560	(7)	(4)	(3)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	660	(8)	(3)	(5)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	920	(11)	(5)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,240	(15)	(7)	(8)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	140	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	1,130	(13)	(7)	(6)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	150	(2)	(1)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	520	(6)	(5)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	410	(5)	(4)	(1)
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	620	(7)	(8)	1
CIT	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	06/20/2019	750	(10)	(12)	2
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	490	(6)	(2)	(4)
JPM	People’s Republic of China, 4.25%, 10/28/2014	N/A	1.00%	03/20/2019	510	(7)	(2)	(5)
JPM	People’s Republic of China, 4.75%, 10/28/2027	N/A	1.00%	12/20/2019	3,520	(29)	(32)	3
					$27,320	$(326)	$(148)	$(178)
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(10)	$—	$(10)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	(15)	90	(105)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	(22)	139	(161)
DUB	Marsh & McLennan Companies Inc., 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(3)	—	(3)
					$7,000	$(50)	$229	$(279)
Credit default swap agreements - sell protection (3)
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	2.50%	1.00%	03/20/2019	$(700)	$(38)	$(35)	$(3)
BBP	Gazprom OAO, 8.63%, 04/28/2034	4.94%	1.00%	03/20/2016	(1,100)	(41)	(82)	41
JPM	Gazprom OAO, 8.63%, 04/28/2034	4.94%	1.00%	03/20/2016	(2,800)	(104)	(214)	110
JPM	Gazprom OAO, 8.63%, 04/28/2034	4.94%	1.00%	03/20/2016	(900)	(34)	(71)	37
MSC	Hellenic Republic, 2.00%, 02/24/2024	45.77%	1.00%	06/20/2015	(1,183)	(109)	(51)	(58)
BBP	Republic of Indonesia, 6.88%, 03/09/2017	1.37%	1.00%	12/20/2019	(3,000)	(49)	(94)	45
BOA	Republic of Indonesia, 6.88%, 03/09/2017	1.37%	1.00%	12/20/2019	(2,900)	(47)	(68)	21
JPM	Republic of Indonesia, 6.88%, 03/09/2017	1.37%	1.00%	12/20/2019	(2,200)	(36)	(52)	16
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.83%	1.00%	03/20/2019	(1,600)	11	(28)	39
					$(16,383)	$(447)	$(695)	$248
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - purchase protection (2)
BBP	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2015	$100	$6	$13	$(7)
JPM	Republic of Venezuela, 9.25%, 09/15/2027	N/A	5.00%	06/20/2015	200	13	24	(11)
					$300	$19	$37	$(18)
Credit default swap agreements - sell protection (3)
BOA	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.27%	1.00%	06/20/2017	$(14,200)	$236	$323	$(87)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.21%	1.00%	09/20/2016	(2,000)	24	31	(7)
BBP	CDX.EM.13	N/A	5.00%	06/20/2015	(3,290)	(14)	200	(214)
DUB	CDX.EM.13	N/A	5.00%	06/20/2015	(11,374)	(49)	1,513	(1,562)
MSC	CDX.EM.13	N/A	5.00%	06/20/2015	(3,854)	(17)	456	(473)
GSI	CDX.NA.IG.9 30-100%	N/A	0.55%	12/20/2017	(1,447)	19	—	19
BOA	Citigroup Inc., 6.13%, 05/15/2018	0.31%	1.00%	09/20/2016	(2,400)	26	29	(3)
DUB	Export-Import Bank China, 4.88%, 07/21/2015	0.58%	1.00%	06/20/2017	(200)	2	(8)	10
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	1.16%	1.00%	03/20/2016	(15,500)	(19)	(37)	18
CIT	Federative Republic of Brazil, 12.25%, 03/06/2030	1.27%	1.00%	06/20/2016	(4,900)	(15)	(2)	(13)
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	06/20/2015	(2,000)	1	(21)	22
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	06/20/2015	(500)	1	(4)	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Credit Default Swap Agreements

Over the Counter Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (6)	Expiration Date	Notional Amount (1), (5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	1.16%	1.00%	03/20/2016	$(9,100)	$(11)	$(22)	$11
DUB	Federative Republic of Brazil, 12.25%, 03/06/2030	1.27%	1.00%	06/20/2016	(4,000)	(12)	(4)	(8)
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	09/20/2015	(2,000)	1	(17)	18
JPM	Federative Republic of Brazil, 12.25%, 03/06/2030	1.56%	1.00%	09/20/2016	(1,500)	(12)	(7)	(5)
MLP	Federative Republic of Brazil, 12.25%, 03/06/2030	1.20%	1.95%	04/20/2016	(100)	2	—	2
MSC	Federative Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	06/20/2015	(600)	1	(5)	6
UBS	Federative Republic of Brazil, 12.25%, 03/06/2030	0.96%	1.00%	09/20/2015	(1,000)	1	(7)	8
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.31%	1.00%	09/20/2016	(3,900)	41	43	(2)
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	1.00%	12/20/2015	(2,400)	14	(42)	56
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	1.00%	12/20/2015	(2,400)	14	(43)	57
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.22%	1.00%	09/20/2015	(2,300)	9	28	(19)
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.26%	1.00%	03/20/2016	(100)	1	(6)	7
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	0.29%	1.00%	06/20/2016	(100)	1	—	1
JPM	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.43%	1.00%	06/20/2017	(1,000)	13	15	(2)
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.28%	1.00%	09/20/2016	(3,900)	44	51	(7)
BBP	Petrobras International Finance Co., 8.38%, 12/10/2018	6.14%	1.00%	12/20/2019	(4,200)	(830)	(524)	(306)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	6.14%	1.00%	12/20/2019	(5,200)	(1,028)	(564)	(464)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	6.11%	1.00%	03/20/2020	(1,400)	(287)	(254)	(33)
JPM	Petrobras International Finance Co., 8.38%, 12/10/2018	6.14%	1.00%	12/20/2019	(1,200)	(237)	(135)	(102)
MSC	Petrobras International Finance Co., 8.38%, 12/10/2018	6.14%	1.00%	12/20/2019	(2,100)	(414)	(194)	(220)
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.31%	1.00%	09/20/2015	(500)	2	(11)	13
BOA	Sprint Communications, 8.38%, 08/15/2017	3.76%	5.00%	12/20/2019	(500)	26	26	—
CGM	Sprint Communications, 8.38%, 08/15/2017	3.76%	5.00%	12/20/2019	(200)	10	10	—
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.07%	0.25%	03/20/2016	(7,096)	14	(87)	101
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.07%	0.25%	09/20/2015	(11,935)	11	(161)	172
BBP	United Mexican States, 5.95%, 03/19/2019	0.90%	1.00%	03/20/2018	(14,000)	47	34	13
BNP	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(400)	2	(9)	11
BOA	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	12/20/2018	(1,700)	—	(3)	3
BOA	United Mexican States, 5.95%, 03/19/2019	1.12%	1.00%	09/20/2019	(1,900)	(9)	14	(23)
CGM	United Mexican States, 5.95%, 03/19/2019	1.17%	1.00%	12/20/2019	(6,900)	(51)	41	(92)
CIT	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	12/20/2018	(400)	—	(1)	1
DUB	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(3,200)	14	(43)	57
JPM	United Mexican States, 5.95%, 03/19/2019	1.01%	1.00%	12/20/2018	(400)	—	(1)	1
MSC	United Mexican States, 5.95%, 03/19/2019	0.84%	1.00%	09/20/2017	(2,600)	11	(36)	47
BOA	United Mexican States, 7.50%, 04/08/2033	0.46%	1.00%	09/20/2015	(700)	2	(1)	3
CIT	United Mexican States, 7.50%, 04/08/2033	0.46%	1.00%	09/20/2015	(700)	2	(9)	11
DUB	United Mexican States, 7.50%, 04/08/2033	0.54%	1.00%	03/20/2016	(24,200)	118	(93)	211
JPM	United Mexican States, 7.50%, 04/08/2033	0.54%	0.92%	03/20/2016	(500)	2	—	2
JPM	United Mexican States, 7.50%, 04/08/2033	0.66%	1.00%	09/20/2016	(900)	5	5	—
CSI	Verizon Communications, 5.50%, 04/01/2017	0.38%	1.00%	09/20/2018	(500)	10	13	(3)
					$(189,396)	$(2,278)	$481	$(2,759)

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.HY.23	5.00%	12/20/2019	$3,857	$(316)	$(49)
Credit default swap agreements - sell protection (3)
N/A	iTraxx Europe Crossover Series 21	5.00%	12/20/2019	$(7,497)	$762	$266
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.IG.23	1.00%	12/20/2019	$(76,925)	$1,280	$66

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Credit Default Swap Agreements

Centrally Cleared Credit Default Swap Agreements

Counterparty	Reference Obligation	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
N/A	CDX.NA.HY.22	5.00%	06/20/2019	$(14,453)	$1,252	$267
N/A	CDX.NA.HY.23	5.00%	12/20/2019	(14,700)	1,202	385
				$(29,153)	$2,454	$652
JNL/PIMCO Real Return Fund
Credit default swap agreements - purchase protection (2)
N/A	CDX.NA.IG.23	1.00%	12/20/2019	$9,200	$(153)	$13
N/A	iTraxx Europe Series 23	1.00%	06/20/2020	93,922	(2,102)	18
				$103,122	$(2,255)	$31

Schedule of Over the Counter Contracts for Difference

Counterparty	Reference Entity	Financing Fee	Expiration	Contracts (Short)	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Boston Partners Global Long Short Equity Fund
GSI	Exxaro Resources	1-Month JIBAR	TBD	(184)	ZAR	17,985	$(41)
GSI	Woolworths Ltd.	Australian Dollar Overnight Indexed Swap Rate + 0.50%	TBD	(76)	AUD	2,227	(46)
GSI	Konecranes OYJ	Euro Overnight Index Average + 0.40%	TBD	(65)	EUR	2,071	100
GSI	BASF SE	Euro Overnight Index Average + 0.40%	TBD	(27)	EUR	2,424	(40)
GSI	Remy Cointreau SA	Euro Overnight Index Average + 0.40%	TBD	(32)	EUR	2,268	58
GSI	Repsol SA	Euro Overnight Index Average + 0.40%	TBD	(86)	EUR	1,404	(89)
GSI	Edenred	Euro Overnight Index Average + 0.50%	TBD	(88)	EUR	2,065	16
GSI	Ultra Petroleum Corp	Federal Funds Effective Rate	TBD	(75)		1,183	4
GSI	Spectra Energy Corp.	Federal Funds Effective Rate + 0.13%	TBD	(47)		1,629	(84)
GSI	Kimberly-Clark de Mexico	Federal Funds Effective Rate + 0.25%	TBD	(150)		1,479	(94)
GSI	First Financial Bank	Federal Funds Effective Rate + 0.25%	TBD	(39)		992	(3)
GSI	Bristol-Myers Squibb	Federal Funds Effective Rate + 0.25%	TBD	(52)		2,415	30
GSI	EI du Pont de Nemour	Federal Funds Effective Rate + 0.25%	TBD	(30)		2,206	95
GSI	Mattel Inc.	Federal Funds Effective Rate + 0.25%	TBD	(61)		1,502	98
GSI	Chailease Holding Co	Federal Funds Effective Rate + 4.00%	TBD	(346)		861	(3)
GSI	Sembcorp Marine Ltd.	Singapore Swap Offer Rate + 2.87%	TBD	(1,037)	SGD	3,048	10
GSI	Smiths Group Plc	Sterling Overnight Index Average + 0.40%	TBD	(146)	GBP	1,713	88
GSI	G4S Plc	Sterling Overnight Index Average + 0.40%	TBD	(488)	GBP	1,420	(38)
GSI	Rotork Plc	Sterling Overnight Index Average + 0.40%	TBD	(39)	GBP	1,078	38
							$99

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund
Total return swap agreements — receiving return
BOA	SPDR S&P 500 ETF Trust	1-Month LIBOR + 0.27%	06/15/2015		1	$(1)
JNL/AQR Managed Futures Strategy Fund
Total return swap agreements — receiving return
BOA	Euro-Bobl Future	N/A	06/10/2015	EUR	47,548	$91
BOA	Euro-Schatz Future	N/A	06/10/2015	EUR	43,247	20
BOA	Hang Seng China Enterprises Index Future	N/A	04/30/2015	HKD	39,601	166
BOA	Hang Seng Index Future	N/A	04/30/2015	HKD	74,836	162
BOA	Japanese Government Bond Future, 10-Year	N/A	06/22/2015	JPY	589,477	(5)
BOA	Swiss Market Index Future	N/A	06/19/2015	CHF	16,324	(225)
BOA	U.S. Treasury Note Future, 2-Year	N/A	07/06/2015		94,209	247
CGM	Cocoa Future	N/A	05/14/2015	GBP	628	1
MSC	MSCI Taiwan Index Future	N/A	04/29/2015		6,282	(34)
MSC	SGX CNX Nifty Index Future	N/A	04/30/2015		5,147	(75)

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Schedule of Over the Counter Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund (continued)
Total return swap agreements — receiving return (continued)
MSC	TAIEX Future	N/A	04/15/2015	TWD	80,752	$(9)
						$339
Total return swap agreements — paying return
BCL	RBOB Gasoline Future	N/A	05/28/2015		(4,575)	$(108)
CGM	CBT Wheat Future	N/A	05/18/2015		(11,218)	241
CGM	Copper Future	N/A	05/29/2015		(3,596)	(172)
CGM	Corn Future	N/A	05/18/2015		(9,320)	65
CGM	Cotton No. 2 Future	N/A	05/20/2015		(2,255)	(48)
CGM	NY Harbor ULSD Future	N/A	05/28/2015		(1,200)	(20)
CGM	Platinum Future	N/A	07/31/2015		(4,316)	28
CGM	Soybean Future	N/A	05/18/2015		(4,649)	26
CGM	Soybean Oil Future	N/A	05/26/2015		(4,860)	192
CGM	WTI Crude Oil Future	N/A	05/31/2015		(3,501)	169
MLP	Lean Hogs Future	N/A	06/16/2015		(4,667)	(2)
MLP	Silver Future	N/A	05/29/2015		(330)	(2)
						$369
JNL/BlackRock Global Allocation Fund
Total return swap agreements — receiving return
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	117,920	$125
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2016	JPY	123,845	155
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	119,070	203
BNP	SGX Nikkei Stock Average Dividend Point Index Future	N/A	03/31/2017	JPY	125,325	240
CIT	Siloam International Hospitals Tbk PT	1-Month LIBOR + 0.75%	04/16/2015	IDR	532	(2)
CSI	Siloam International Hospitals Tbk PT	1-Month LIBOR + 0.50%	02/08/2016	IDR	765	17
						$738

Schedule of Over the Counter Volatility Swap Agreements

Counterparty	Pay/Receive Variance	Reference Entity	Variance Strike Rate	Maturity Date	Notional Amount (1), (5)	Value	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund
BOA	Paying	Euro versus USD 1-Month Volatility	12.03%	04/16/2015	820	$(10)	$—	$(10)
BOA	Paying	Euro versus USD 1-Month Volatility	12.45%	04/21/2015	1,632	(14)	—	(14)
BOA	Paying	Euro versus Canadian Dollar 1-Month Volatility	10.60%	04/21/2015	273	—	—	—
MSS	Paying	Euro versus Canadian Dollar 1-Month Volatility	10.80%	04/21/2015	400	—	—	—
						$(24)	$—	$(24)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

(8)Payments delivered or received are based on the notional amount.

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

Income Tax Matters - As of March 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/AllianceBernstein Dynamic Asset Allocation Fund	$25,285	$424	$(213)	$211
JNL/AQR Managed Futures Strategy Fund	570,233	6	(589)	(583)
JNL/BlackRock Commodity Securities Strategy Fund	1,140,261	136,762	(161,445)	(24,683)
JNL/BlackRock Global Allocation Fund	3,715,444	260,574	(179,817)	80,757
JNL/BlackRock Large Cap Select Growth Fund	1,150,122	193,969	(12,910)	181,059
JNL/Boston Partners Global Long Short Equity Fund	396,907	22,864	(10,379)	12,485
JNL/Brookfield Global Infrastructure and MLP Fund	1,303,748	80,268	(63,292)	16,976
JNL/Capital Guardian Global Balanced Fund	476,766	68,755	(23,912)	44,843
JNL/Capital Guardian Global Diversified Research Fund	343,801	119,113	(19,809)	99,304
JNL/DFA U.S. Core Equity Fund	621,790	165,369	(26,435)	138,934
JNL/Eagle SmallCap Equity Fund	1,251,531	348,208	(64,605)	283,603
JNL/Eastspring Investments Asia ex-Japan Fund	156,863	14,341	(18,392)	(4,051)
JNL/Eastspring Investments China-India Fund	398,559	66,485	(25,308)	41,177
JNL/Franklin Templeton Global Growth Fund	1,164,912	214,806	(111,371)	103,435
JNL/Franklin Templeton Global Multisector Bond Fund	2,160,905	38,461	(228,661)	(190,200)
JNL/Franklin Templeton Income Fund	2,783,051	275,955	(171,508)	104,447
JNL/Franklin Templeton International Small Cap Growth Fund	482,625	64,304	(38,370)	25,934
JNL/Franklin Templeton Mutual Shares Fund	1,046,324	259,787	(64,096)	195,691
JNL/Franklin Templeton Small Cap Value Fund	1,026,073	229,039	(51,900)	177,139
JNL/Goldman Sachs Core Plus Bond Fund	1,169,960	43,770	(10,298)	33,472
JNL/Goldman Sachs Emerging Markets Debt Fund	666,245	5,598	(90,314)	(84,716)
JNL/Goldman Sachs Mid Cap Value Fund	1,182,643	144,070	(31,932)	112,138
JNL/Goldman Sachs U.S. Equity Flex Fund	427,757	35,616	(11,158)	24,458
JNL/Invesco Global Real Estate Fund	2,049,555	280,376	(48,039)	232,337
JNL/Invesco International Growth Fund	1,475,061	232,946	(82,534)	150,412
JNL/Invesco Large Cap Growth Fund	934,873	226,431	(19,680)	206,751
JNL/Invesco Mid Cap Value Fund	550,579	71,396	(16,574)	54,822
JNL/Invesco Small Cap Growth Fund	895,516	238,416	(37,746)	200,670
JNL/Ivy Asset Strategy Fund	2,699,923	362,734	(104,408)	258,326
JNL/JPMorgan International Value Fund	708,109	48,911	(42,707)	6,204
JNL/JPMorgan MidCap Growth Fund	1,234,274	288,414	(38,166)	250,248
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,355,727	77,190	(5,219)	71,971
JNL/Lazard Emerging Markets Fund	1,420,132	194,273	(309,845)	(115,572)
JNL/Mellon Capital Emerging Markets Index Fund	992,107	113,662	(146,446)	(32,784)
JNL/Mellon Capital European 30 Fund	329,440	18,103	(20,437)	(2,334)
JNL/Mellon Capital Pacific Rim 30 Fund	166,453	9,627	(3,962)	5,665
JNL/Mellon Capital S&P 500 Index Fund	3,339,969	1,253,011	(77,509)	1,175,502
JNL/Mellon Capital S&P 400 Mid Cap Index Fund	1,732,677	556,545	(77,625)	478,920
JNL/Mellon Capital Small Cap Index Fund	1,709,670	588,387	(154,776)	433,611
JNL/Mellon Capital International Index Fund	2,242,742	494,849	(233,135)	261,714
JNL/Mellon Capital Bond Index Fund	982,229	34,843	(1,780)	33,063
JNL/Mellon Capital Global Alpha Fund	46,730	328	—	328
JNL/Mellon Capital Dow Jones U.S. Contrarian Opportunities Index Fund	111,368	10,212	(3,165)	7,047
JNL/Mellon Capital Utilities Sector Fund	48,658	1,615	(1,669)	(54)
JNL/Morgan Stanley Mid Cap Growth Fund	248,888	31,212	(19,115)	12,097
JNL/Neuberger Berman Strategic Income Fund	998,906	14,530	(10,084)	4,446
JNL/Oppenheimer Global Growth Fund	1,128,221	316,618	(43,768)	272,850
JNL/PIMCO Real Return Fund	2,801,962	21,159	(187,295)	(166,136)
JNL/PIMCO Total Return Bond Fund	5,500,895	141,054	(78,604)	62,450
JNL/PPM America Floating Rate Income Fund	1,554,868	5,742	(35,000)	(29,258)
JNL/PPM America High Yield Bond Fund	3,102,620	112,301	(184,724)	(72,423)
JNL/PPM America Mid Cap Value Fund	329,958	66,911	(15,375)	51,536
JNL/PPM America Small Cap Value Fund	293,100	41,017	(8,522)	32,495
JNL/PPM America Value Equity Fund	180,039	36,560	(9,869)	26,691
JNL/Red Rocks Listed Private Equity Fund	755,490	103,565	(17,401)	86,164
JNL/S&P Competitive Advantage Fund	2,787,709	329,513	(100,628)	228,885
JNL/S&P Dividend Income & Growth Fund	4,276,567	415,331	(149,405)	265,926
JNL/S&P International 5 Fund	157,751	3,661	(9,026)	(5,365)
JNL/S&P Intrinsic Value Fund	2,675,341	248,527	(88,987)	159,540
JNL/S&P Mid 3 Fund	433,665	12,715	(8,319)	4,396
JNL/S&P Total Yield Fund	2,073,429	133,477	(113,238)	20,239
JNL/Scout Unconstrained Bond Fund	710,114	2,274	(1,357)	917
JNL/T. Rowe Price Established Growth Fund	4,033,751	1,650,046	(98,786)	1,551,260
JNL/T. Rowe Price Mid-Cap Growth Fund	2,483,700	1,018,797	(38,437)	980,360
JNL/T. Rowe Price Short-Term Bond Fund	1,762,189	10,637	(6,613)	4,024
JNL/T. Rowe Price Value Fund	3,104,757	610,522	(75,112)	535,410
JNL/WMC Balanced Fund	4,423,334	636,610	(65,965)	570,645
JNL/WMC Money Market Fund	1,045,706	—	—	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Notes to Schedules of Investments (in thousands)

March 31, 2015

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/WMC Value Fund	$1,320,850	$526,534	$(25,913)	$500,621

Subsequent Events - Effective April 27, 2015, JNAM replaced Curian as the Funds’ investment adviser and administrator.  Effective April 27, 2015, the following Fund mergers occurred:

Acquired Fund	Acquiring Fund
JNL/Mellon Capital Global Alpha Fund	JNL/AQR Managed Futures Strategy Fund
Curian/Aberdeen Latin America Fund*	JNL/Lazard Emerging Markets Fund
Curian/Ashmore Emerging Market Small Cap Equity Fund*	JNL/Lazard Emerging Markets Fund
Curian/Baring International Fixed Income Fund*	JNL/Franklin Templeton Global Multisector Bond Fund
Curian/CenterSquare International Real Estate Securities Fund*	JNL/Invesco Global Real Estate Fund
Curian/Schroder Emerging Europe Fund*	JNL/Lazard Emerging Markets Fund

*The Acquired Fund is a separate series of Jackson Variable Series Trust and is advised by JNAM.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	June 1, 2015

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	June 1, 2015

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.